UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund,

President Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

2

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	ENHANCED LARGE CAP FUND

21	INCOME EQUITY FUND

25	INTERNATIONAL EQUITY FUND

28	LARGE CAP EQUITY FUND

31	LARGE CAP GROWTH FUND

34	LARGE CAP VALUE FUND

36	SMALL CAP CORE FUND

59	SMALL CAP VALUE FUND

69	TECHNOLOGY FUND

71	NOTES TO THE FINANCIAL STATEMENTS

83	FUND EXPENSES

85	APPROVAL OF ADVISORY AGREEMENT

88	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ENHANCED LARGE CAP FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP EQUITY FUND	LARGE CAP GROWTH FUND
ASSETS:
Investments, at cost(1)	$15,209	$288,213	$201,826	$110,676	$118,183
Investments, at value(2)	$17,470	$365,023	$263,879	$142,495	$170,848
Foreign currencies, at value (cost $4,795, respectively)	–	–	4,927	–	–
Dividend income receivable	27	482	360	143	49
Interest income receivable	–	889	–	–	–
Receivable for foreign tax reclaimable	–	–	1,235	–	–
Receivable for securities sold	–	4,758	–	1,680	7
Receivable for variation margin on futures contracts	–	–	–	–	–
Receivable for fund shares sold	1	103	485	17	31
Receivable from investment adviser	3	15	11	6	8
Prepaid and other assets	10	3	3	3	6
Total Assets	17,511	371,273	270,900	144,344	170,949
LIABILITIES:
Payable for securities purchased	–	–	14	–	–
Payable for variation margin on futures contracts	–	–	–	–	–
Payable for fund shares redeemed	–	985	5,812	1,321	1,511
Payable to affiliates:
Investment advisory fees	1	52	40	18	21
Administration fees	1	9	7	4	4
Custody and accounting fees	1	3	8	4	1
Shareholder servicing fees	–	10	6	24	4
Transfer agent fees	–	6	4	2	3
Trustee fees	4	5	14	11	9
Accrued other liabilities	27	33	30	31	30
Total Liabilities	34	1,103	5,935	1,415	1,583
Net Assets	$17,477	$370,170	$264,965	$142,929	$169,366
ANALYSIS OF NET ASSETS:
Capital stock	$33,164	$284,738	$360,558	$131,667	$134,215
Accumulated undistributed net investment income (loss)	5	(3,002)	4,631	50	246
Accumulated undistributed net realized gain (loss)	(17,953)	11,624	(162,447)	(20,607)	(17,760)
Net unrealized appreciation	2,261	76,810	62,223	31,819	52,665
Net Assets	$17,477	$370,170	$264,965	$142,929	$169,366
Shares Outstanding ($.0001 par value, unlimited authorization)	1,418	24,441	27,560	7,894	5,796
Net Asset Value, Redemption and Offering Price Per Share	$12.33	$15.15	$9.61	$18.11	$29.22

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $3, $1,946, $7,417, $926, $3,973, $7,558, $1,591, $57,918 and $1,312, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $3, $1,946, $7,417, $926, $3,973, $7,558, $1,591, $57,918 and $1,312, respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2013 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$82,140	$127,272	$1,756,033	$65,020
$107,913	$181,424	$2,347,046	$79,085
–	–	–	–
127	172	3,621	17
–	–	–	–
–	–	–	–
–	–	22,671	373
–	–	30	–
8	495	1,591	–
8	13	160	3
15	38	90	9
108,071	182,142	2,375,209	79,487

–	–	–	–
–	1	50	–
171	532	4,438	32

15	25	333	13
3	5	59	2
3	1	8	3
13	–	60	3
2	3	39	1
9	5	12	6
22	34	63	28
238	606	5,062	88
$107,833	$181,536	$2,370,147	$79,399

$187,041	$111,452	$1,608,458	$76,992
1,668	635	14,740	(339)
(106,649)	15,263	154,617	(11,319)
25,773	54,186	592,332	14,065
$107,833	$181,536	$2,370,147	$79,399
9,068	8,703	116,552	4,295
$11.89	$20.86	$20.34	$18.49

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ENHANCED LARGE CAP FUND	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP EQUITY FUND		LARGE CAP GROWTH FUND
INVESTMENT INCOME:
Dividend income	$176 (1)	$4,022	(2)(3)	$4,669	(1)(3)	$1,435	(1)(3)	$950	(1)
Interest income	–	769		–		–		–
Total Investment Income	176	4,791		4,669		1,435		950
EXPENSES:
Investment advisory fees	22	1,577		1,178		552		673
Administration fees	11	278		196		110		135
Custody fees	17	25		135		21		19
Accounting fees	13	29		23		17		19
Transfer agent fees	7	185		131		74		90
Blue sky fees	9	12		11		10		9
SEC fees	2	2		2		2		2
Printing fees	22	13		9		10		13
Audit fees	8	8		8		8		8
Legal fees	8	8		8		8		8
Shareholder servicing fees	–	129		15		24		18
Trustee fees	5	5		5		5		5
Other	5	5		7		7		7
Total Expenses	129	2,276		1,728		848		1,006
Less expenses reimbursed by investment adviser	(84)	(425)		(342)		(222)		(243)
Net Expenses	45	1,851		1,386		626		763
Net Investment Income (Loss)	131	2,940		3,283		809		187
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	1,137	6,035		6,402		7,541		12,526
Futures contracts	–	–		–		–		–
Foreign currency transactions	–	–		(43)		–		–
Net change in unrealized appreciation (depreciation) on:
Investments	(153)	9,434		21,017		4,045		6,068
Futures contracts	–	–		–		–		–
Foreign currency translations	–	–		188		–		–
Net Gains	984	15,469		27,564		11,586		18,594
Net Increase in Net Assets Resulting from Operations	$1,115	$18,409		$30,847		$12,395		$18,781

(1)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(2)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1.
(3)	Net of $23, $524, $7 and $5, respectively, in non-reclaimable foreign withholding taxes.
(4)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $5.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

LARGE CAP VALUE FUND		SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$1,654	(1)(3)	$1,387 (1)	$22,788 (4)	$303 (1)
–		–	3	–
1,654		1,387	22,791	303

476		871	9,600	385
84		154	1,694	58
14		21	137	13
16		20	123	14
56		102	1,130	39
10		10	26	10
2		2	5	2
11		13	142	9
8		8	14	8
8		8	12	8
36		7	2,289	25
5		5	16	5
5		5	14	5
731		1,226	15,202	581
(255)		(459)	(3,948)	(99)
476		767	11,254	482
1,178		620	11,537	(179)

7,777		15,208	137,156	3,220
–		1,071	14,165	–
–		–	–	–

1,058		10,708	63,162	3,075
–		(181)	(856)	–
–		–	–	–
8,835		26,806	213,627	6,295
$10,013		$27,426	$225,164	$6,116

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ENHANCED LARGE CAP FUND		INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP EQUITY FUND
Amounts in thousands	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013
OPERATIONS:
Net investment income (loss)	$131	$259	$2,940	$6,506	$3,283	$4,432	$809	$1,841
Net realized gains	1,137	1,112	6,035	27,450	6,359	7,880	7,541	16,322
Net change in unrealized appreciation (depreciation)	(153)	282	9,434	10,097	21,205	11,081	4,045	(3,759)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,115	1,653	18,409	44,053	30,847	23,393	12,395	14,404
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	3,922	(2,347)	(5,856)	(63,660)	(25,802)	(7,963)	(17,821)	(4,696)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,922	(2,347)	(5,856)	(63,660)	(25,802)	(7,963)	(17,821)	(4,696)
DISTRIBUTIONS PAID:
From net investment income	(124)	(262)	(2,806)	(6,927)	–	(4,471)	(786)	(1,853)
From net realized gains	–	–	–	–	–	–	–	–
Total Distributions Paid	(124)	(262)	(2,806)	(6,927)	–	(4,471)	(786)	(1,853)
Total Increase (Decrease) in Net Assets	4,913	(956)	9,747	(26,534)	5,045	10,959	(6,212)	7,855
NET ASSETS:
Beginning of period	12,564	13,520	360,423	386,957	259,920	248,961	149,141	141,286
End of period	$17,477	$12,564	$370,170	$360,423	$264,965	$259,920	$142,929	$149,141
Accumulated Undistributed Net Investment Income (Loss)	$5	$(2)	$(3,002)	$(3,136)	$4,631	$1,348	$50	$27

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2013

LARGE CAP GROWTH FUND		LARGE CAP VALUE FUND		SMALL CAP CORE FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013

$187	$476	$1,178	$2,404	$620	$1,894	$11,537	$25,858	$(179)	$(505)
12,526	7,726	7,777	8,014	16,279	2,826	151,321	42,372	3,220	3,871
6,068	8,530	1,058	1,811	10,527	25,977	62,306	203,710	3,075	(4,167)
18,781	16,732	10,013	12,229	27,426	30,697	225,164	271,940	6,116	(801)

(47,024)	87,207	(9,954)	(28,368)	(58,449)	(11,763)	68,130	96,032	(6,271)	(21,845)
(47,024)	87,207	(9,954)	(28,368)	(58,449)	(11,763)	68,130	96,032	(6,271)	(21,845)

–	(400)	–	(2,896)	–	(2,300)	–	(25,500)	–	–
–	–	–	–	–	(335)	–	(44,644)	–	–
–	(400)	–	(2,896)	–	(2,635)	–	(70,144)	–	–
(28,243)	103,539	59	(19,035)	(31,023)	16,299	293,294	297,828	(155)	(22,646)

197,609	94,070	107,774	126,809	212,559	196,260	2,076,853	1,779,025	79,554	102,200
$169,366	$197,609	$107,833	$107,774	$181,536	$212,559	$2,370,147	$2,076,853	$79,399	$79,554
$246	$59	$1,668	$490	$635	$15	$14,740	$3,203	$(339)	$(160)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

ENHANCED LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$11.43		$10.17		$9.43		$8.38		$5.66	$9.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.21		0.15		0.12		0.12	0.16
Net realized and unrealized gains (losses)	0.90		1.27		0.74		1.06		2.72	(3.75)
Total from Investment Operations	1.00		1.48		0.89		1.18		2.84	(3.59)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.22)		(0.15)		(0.13)		(0.12)	(0.16)
Total Distributions Paid	(0.10)		(0.22)		(0.15)		(0.13)		(0.12)	(0.16)
Net Asset Value, End of Period	$12.33		$11.43		$10.17		$9.43		$8.38	$5.66
Total Return(1)	8.74%		14.76%		9.64%		14.21%		50.46%	(38.50)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$17,477		$12,564		$13,520		$14,349		$25,053	$27,061
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.62	%(3)	0.62	%(3)	0.60	%(3)	0.59	%(3)	0.60%	0.60%
Expenses, before reimbursements and credits	1.75%		1.98%		1.72%		1.26%		1.21%	0.94%
Net investment income, net of reimbursements and credits	1.77	%(3)	2.05	%(3)	1.64	%(3)	1.48	%(3)	1.61%	1.90%
Net investment income, before reimbursements and credits	0.64%		0.69%		0.52%		0.81%		1.00%	1.56%
Portfolio Turnover Rate	60.68%		85.90%		91.87%		100.72%		117.73%	100.07%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30,2013 and the fiscal years ended March 31, 2013 and 2012, respectively, and approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$14.52		$12.99		$13.01		$11.14		$7.73	$11.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.22		0.22		0.26		0.26	0.25
Net realized and unrealized gains (losses)	0.62		1.57		0.02		1.86		3.37	(3.72)
Total from Investment Operations	0.74		1.79		0.24		2.12		3.63	(3.47)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.26)		(0.26)		(0.25)		(0.22)	(0.40)
Total Distributions Paid	(0.11)		(0.26)		(0.26)		(0.25)		(0.22)	(0.40)
Net Asset Value, End of Period	$15.15		$14.52		$12.99		$13.01		$11.14	$7.73
Total Return(1)	5.13%		14.04%		2.03%		19.54%		47.21%	(30.37)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$370,170		$360,423		$386,957		$385,609		$304,288	$214,703
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.00	%(3)	1.00	%(3)	0.99	%(3)	0.99	%(3)	1.00%	1.00%
Expenses, before reimbursements and credits	1.23%		1.23%		1.21%		1.23%		1.23%	1.28%
Net investment income, net of reimbursements and credits	1.58	%(3)	1.85	%(3)	1.81	%(3)	2.17	%(3)	2.71%	2.66%
Net investment income, before reimbursements and credits	1.35%		1.62%		1.59%		1.93%		2.48%	2.38%
Portfolio Turnover Rate	6.12%		11.27%		22.25%		18.67%		26.94%	20.93%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $6,000 and $9,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal year ended March 31, 2013, respectively, and approximately $22,000 and $17,000, which represents 0.01 percent of average net assets for the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 UNAUDITED		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$8.53		$7.95		$8.65		$7.92		$5.31	$10.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.14		0.14		0.10		0.13	0.32
Net realized and unrealized gains (losses)	0.96		0.58		(0.71)		0.75		2.66	(4.87)
Total from Investment Operations	1.08		0.72		(0.57)		0.85		2.79	(4.55)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.14)		(0.13)		(0.12)		(0.18)	(0.31)
From net realized gains	–		–		–		–		–	(0.53)
Total Distributions Paid	–		(0.14)		(0.13)		(0.12)		(0.18)	(0.84)
Net Asset Value, End of Period	$9.61		$8.53		$7.95		$8.65		$7.92	$5.31
Total Return(2)	12.66%		9.09%		(6.39)%		10.86%		52.58%	(43.23)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$264,965		$259,920		$248,961		$330,550		$318,748	$238,907
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.06	%(4)	1.06	%(4)	1.21	%(4)	1.25	%(4)	1.25%	1.26	%(5)
Expenses, before reimbursements and credits	1.32%		1.37%		1.41%		1.40%		1.40%	1.40%
Net investment income, net of reimbursements and credits	2.51	%(4)	1.88	%(4)	1.61	%(4)	1.18	%(4)	1.69%	2.27%
Net investment income, before reimbursements and credits	2.25%		1.57%		1.41%		1.03%		1.54%	2.13%
Portfolio Turnover Rate	8.98%		27.40%		37.68%		40.87%		44.44%	75.96%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $2,000, $3,000, $3,000 and $6,000 which represent less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	Expense ratio, net of waivers, reimbursements and credits, for the year would have been 1.25 percent, absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$16.74		$15.34		$14.35		$12.63		$8.28	$13.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.19		0.13		0.07		0.10	0.15
Net realized and unrealized gains (losses)	1.37		1.40		0.98		1.73		4.35	(4.89)
Total from Investment Operations	1.47		1.59		1.11		1.80		4.45	(4.74)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.19)		(0.12)		(0.08)		(0.10)	(0.15)
Total Distributions Paid	(0.10)		(0.19)		(0.12)		(0.08)		(0.10)	(0.15)
Net Asset Value, End of Period	$18.11		$16.74		$15.34		$14.35		$12.63	$8.28
Total Return(1)	8.78%		10.49%		7.86%		14.30%		53.90%	(36.17)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$142,929		$149,141		$141,286		$156,298		$162,570	$138,377
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.85	%(3)	0.85	%(3)	0.96	%(3)	1.00	%(3)	1.00%	1.00%
Expenses, before reimbursements and credits	1.15%		1.19%		1.22%		1.25%		1.23%	1.20%
Net investment income, net of reimbursements and credits	1.10	%(3)	1.24	%(3)	0.91	%(3)	0.55	%(3)	0.89%	1.29%
Net investment income, before reimbursements and credits	0.80%		0.90%		0.65%		0.30%		0.66%	1.09%
Portfolio Turnover Rate	18.54%		68.24%		63.65%		47.83%		67.21%	92.02%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, $3,000, $1,000 and $2,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP GROWTH FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$26.30		$25.00		$23.18		$19.16		$13.41	$21.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03		0.06		(0.03)		–	(1)	0.05	0.08
Net realized and unrealized gains (losses)	2.89		1.29		1.85		4.04		5.77	(8.06)
Total from Investment Operations	2.92		1.35		1.82		4.04		5.82	(7.98)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.05)		–		(0.02)		(0.07)	(0.09)
Total Distributions Paid	–		(0.05)		–		(0.02)		(0.07)	(0.09)
Net Asset Value, End of Period	$29.22		$26.30		$25.00		$23.18		$19.16	$13.41
Total Return(2)	11.10%		5.42%		7.85%		21.08%		43.39%	(37.19)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$169,366		$197,609		$94,070		$89,506		$82,726	$70,539
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.85	%(4)	0.85	%(4)	0.96	%(4)	0.99	%(4)	1.00%	1.00%
Expenses, before reimbursements and credits	1.12%		1.20%		1.30%		1.33%		1.34%	1.30%
Net investment income (loss), net of reimbursements and credits	0.21	%(4)	0.35	%(4)	(0.11	)%(4)	0.02	%(4)	0.29%	0.39%
Net investment income (loss), before reimbursements and credits	(0.06)%		0.00%		(0.45)%		(0.32)%		(0.05)%	0.09%
Portfolio Turnover Rate	17.01%		49.51%		36.04%		147.29%		154.48%	246.80%

(1)	Amount was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $2,000, $7,000, $2,000 and $5,000 which represents less than 0.005, less than 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net investment loss and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.84		$9.88		$10.20		$9.37		$6.21	$10.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.25		0.19		0.15		0.18	0.30
Net realized and unrealized gains (losses)	0.92		0.99		(0.37)		0.86		3.16	(4.07)
Total from Investment Operations	1.05		1.24		(0.18)		1.01		3.34	(3.77)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.28)		(0.14)		(0.18)		(0.18)	(0.25)
Total Distributions Paid	–		(0.28)		(0.14)		(0.18)		(0.18)	(0.25)
Net Asset Value, End of Period	$11.89		$10.84		$9.88		$10.20		$9.37	$6.21
Total Return(1)	9.69%		12.82%		(1.50)%		10.86%		53.94%	(37.16)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$107,833		$107,774		$126,809		$191,223		$227,104	$219,912
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.85	%(3)	0.85	%(3)	1.05	%(3)	1.10	%(3)	1.10%	1.10%
Expenses, before reimbursements and credits	1.30%		1.35%		1.27%		1.23%		1.21%	1.21%
Net investment income, net of reimbursements and credits	2.11	%(3)	2.18	%(3)	1.66	%(3)	1.36	%(3)	1.76%	2.95%
Net investment income, before reimbursements and credits	1.66%		1.68%		1.44%		1.23%		1.65%	2.84%
Portfolio Turnover Rate	16.72%		22.91%		49.82%		65.38%		30.54%	61.00%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $2,000, $3,000, and $2,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013 and 2012, respectively, and approximately $11,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$18.39		$15.87		$15.80		$12.38		$7.81		$12.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07		0.17		0.06		0.01		(0.08)		(0.07)
Net realized and unrealized gains (losses)	2.40		2.59		0.05		3.41		4.65		(4.68)
Total from Investment Operations	2.47		2.76		0.11		3.42		4.57		(4.75)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.21)		(0.04)		–		–		–
From net realized gains	–		(0.03)		–		–		–		–
Total Distributions Paid	–		(0.24)		(0.04)		–		–		–
Net Asset Value, End of Period	$20.86		$18.39		$15.87		$15.80		$12.38		$7.81
Total Return(1)	13.43%		17.57%		0.71%		27.73%		58.39%		(37.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$181,536		$212,559		$196,260		$180,602		$39,001		$29,206
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.75	%(3)	0.75	%(3)	0.93	%(3)	0.98	%(3)	1.22	%(4)	1.25%
Expenses, before reimbursements and credits	1.20%		1.23%		1.20%		1.39%		1.86%		1.71%
Net investment income (loss), net of reimbursements and credits	0.60	%(3)	1.03	%(3)	0.41	%(3)	0.22	%(3)	(0.71)%		(0.67)%
Net investment income (loss), before reimbursements and credits	0.15%		0.55%		0.14%		(0.19)%		(1.35)%		(1.13)%
Portfolio Turnover Rate	6.04%		12.23%		12.33%		13.90%		224.05%		299.24%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $3,000, $9,000 and $6,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013 and 2012 respectively, and approximately $12,000, which represents 0.02 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(4)	Effective February 17, 2010, the Fund changed its name from the Small Cap Growth Fund to the Small Cap Core Fund and changed its investment strategy from an active small cap growth investment style to a quantitative small cap core investment style. These changes resulted in a reduction to the Fund’s expense limitations, effective February 17, 2010, from 1.25 percent to 1.00 percent.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$18.43		$16.57		$16.20		$13.33		$8.49	$13.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.24		0.14		0.10		0.09	0.12
Net realized and unrealized gains (losses)	1.81		2.26		0.35		2.87		4.85	(4.81)
Total from Investment Operations	1.91		2.50		0.49		2.97		4.94	(4.69)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.23)		(0.10)		(0.10)		(0.10)	(0.12)
From net realized gains	–		(0.41)		(0.02)		–		–	–
Total Distributions Paid	–		(0.64)		(0.12)		(0.10)		(0.10)	(0.12)
Net Asset Value, End of Period	$20.34		$18.43		$16.57		$16.20		$13.33	$8.49
Total Return(1)	10.36%		15.60%		3.16%		22.37%		58.27%	(35.51)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,370,147		$2,076,853		$1,779,025		$1,732,969		$1,464,482	$905,665
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.00	%(3)	1.00	%(3)	1.00	%(3)	0.99	%(3)	1.00%	1.00%
Expenses, before reimbursements and credits	1.35%		1.36%		1.37%		1.36%		1.38%	1.38%
Net investment income, net of reimbursements and credits	1.02	%(3)	1.45	%(3)	0.89	%(3)	0.70	%(3)	0.82%	1.20%
Net investment income, before reimbursements and credits	0.67%		1.09%		0.52%		0.33%		0.44%	0.82%
Portfolio Turnover Rate	15.75%		26.09%		20.67%		17.94%		33.26%	36.95%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $44,000, $81,000 and $44,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013 and 2012 respectively, and approximately $111,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$17.06		$17.11		$15.62		$12.14		$8.48	$11.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04)		(0.12)		(0.11)		(0.07)		(0.06)	(0.04)
Net realized and unrealized gains (losses)	1.47		0.07		1.60		3.55		3.72	(3.46)
Total from Investment Operations	1.43		(0.05)		1.49		3.48		3.66	(3.50)
Net Asset Value, End of Period	$18.49		$17.06		$17.11		$15.62		$12.14	$8.48
Total Return(1)	8.38%		(0.29)%		9.54%		28.67%		43.16%	(29.22)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$79,399		$79,554		$102,200		$94,851		$81,054	$62,720
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25%	1.25%
Expenses, before reimbursements and credits	1.51%		1.53%		1.47%		1.48%		1.49%	1.49%
Net investment loss, net of reimbursements and credits	(0.46	)%(3)	(0.61	)%(3)	(0.76	)%(3)	(0.53	)%(3)	(0.56)%	(0.34)%
Net investment loss, before reimbursements and credits	(0.72)%		(0.89)%		(0.98)%		(0.76)%		(0.80)%	(0.58)%
Portfolio Turnover Rate	13.23%		42.66%		57.57%		114.90%		47.81%	140.14%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, $2,000, $1,000 and $3,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Advertising – 0.7%

Omnicom Group, Inc.	2,050	$130

Aerospace/Defense – 3.5%

Boeing (The) Co.	1,823	214

Lockheed Martin Corp.	987	126

Northrop Grumman Corp.	1,434	137

Raytheon Co.	1,732	133
		610

Agriculture – 2.1%

Altria Group, Inc.	5,439	187

Archer-Daniels-Midland Co.	3,481	128

Philip Morris International, Inc.	637	55
		370

Airlines – 0.7%

Southwest Airlines Co.	8,356	122

Auto Manufacturers – 0.3%

Ford Motor Co.	3,159	53

Banks – 8.8%

Bank of America Corp.	7,577	104

Capital One Financial Corp.	1,789	123

Citigroup, Inc.	5,650	274

Fifth Third Bancorp	1,148	21

Goldman Sachs Group (The), Inc.	1,180	187

JPMorgan Chase & Co.	6,378	329

Morgan Stanley	3,718	100

PNC Financial Services Group (The), Inc.	2,069	150

Regions Financial Corp.	12,828	119

Wells Fargo & Co.	3,094	128
		1,535

Beverages – 1.7%

Coca-Cola (The) Co.	1,641	62

PepsiCo, Inc.	3,011	240
		302

Biotechnology – 1.8%

Amgen, Inc.	1,871	209

Celgene Corp. *	694	107
		316

Chemicals – 2.6%

Dow Chemical (The) Co.	4,218	162

LyondellBasell Industries N.V., Class A	2,059	151

PPG Industries, Inc.	808	135
		448

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Commercial Services – 1.7%

H&R Block, Inc.	3,840	$102

Total System Services, Inc.	2,876	85

Western Union (The) Co.	6,322	118
		305

Computers – 7.7%

Accenture PLC, Class A	1,300	96

Apple, Inc.	854	407

Computer Sciences Corp.	2,306	119

Dell, Inc.	785	11

Hewlett-Packard Co.	6,101	128

International Business Machines Corp.	1,791	332

Seagate Technology PLC	3,086	135

Western Digital Corp.	1,912	121
		1,349

Cosmetics/Personal Care – 0.8%

Procter & Gamble (The) Co.	1,801	136

Distribution/Wholesale – 0.5%

Genuine Parts Co.	1,125	91

Diversified Financial Services – 0.7%

SLM Corp.	4,710	117

Electric – 3.1%

AES Corp.	6,183	82

Ameren Corp.	3,383	118

American Electric Power Co., Inc.	3,004	130

DTE Energy Co.	1,765	117

Entergy Corp.	450	28

PPL Corp.	727	22

Public Service Enterprise Group, Inc.	1,577	52
		549

Electrical Components & Equipment – 1.0%

Emerson Electric Co.	2,629	170

Electronics – 0.1%

Waters Corp. *	158	17

Engineering & Construction – 0.7%

Fluor Corp.	1,766	125

Entertainment – 0.7%

International Game Technology	6,091	115

Food – 2.3%

Campbell Soup Co.	2,396	98

General Mills, Inc.	1,247	60

Kroger (The) Co.	3,408	137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Food – 2.3% – continued

Safeway, Inc.	280	$9

Tyson Foods, Inc., Class A	3,716	105
		409

Forest Products & Paper – 0.1%

International Paper Co.	524	24

Healthcare - Products – 1.5%

Becton Dickinson and Co.	874	87

Medtronic, Inc.	3,155	168
		255

Healthcare - Services – 0.9%

Cigna Corp.	467	36

WellPoint, Inc.	1,535	128
		164

Home Furnishings – 0.8%

Whirlpool Corp.	928	136

Household Products/Wares – 1.5%

Avery Dennison Corp.	2,538	111

Kimberly-Clark Corp.	1,571	148
		259

Insurance – 4.7%

Assurant, Inc.	2,118	114

Berkshire Hathaway, Inc., Class B *	1,154	131

Genworth Financial, Inc., Class A *	9,204	118

Hartford Financial Services Group, Inc.	4,077	127

Lincoln National Corp.	2,873	121

Travelers (The) Cos., Inc.	1,180	100

XL Group PLC	3,696	114
		825

Internet – 2.0%

Amazon.com, Inc. *	44	14

Google, Inc., Class A *	298	261

priceline.com, Inc. *	73	74
		349

Media – 2.3%

Comcast Corp., Class A	554	25

DIRECTV *	644	38

Gannett Co., Inc.	4,298	115

Twenty-First Century Fox, Inc.	2,336	78

Walt Disney (The) Co.	380	25

Washington Post (The) Co., Class B	194	119
		400

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Miscellaneous Manufacturing – 3.8%

3M Co.	1,668	$199

Dover Corp.	1,464	131

General Electric Co.	7,326	175

Illinois Tool Works, Inc.	1,989	152
		657

Office/Business Equipment – 0.9%

Pitney Bowes, Inc.	3,131	57

Xerox Corp.	9,320	96
		153

Oil & Gas – 10.0%

Chevron Corp.	3,136	381

ConocoPhillips	3,065	213

Diamond Offshore Drilling, Inc.	99	6

Exxon Mobil Corp.	6,192	533

Helmerich & Payne, Inc.	1,762	122

Marathon Petroleum Corp.	841	54

Murphy Oil Corp.	1,533	92

Murphy USA, Inc. *	382	15

Nabors Industries Ltd.	2,969	48

Occidental Petroleum Corp.	895	84

Phillips 66	1,203	70

Valero Energy Corp.	3,632	124
		1,742

Oil & Gas Services – 0.1%

Schlumberger Ltd.	161	14

Packaging & Containers – 0.3%

Bemis Co., Inc.	1,243	49

Pharmaceuticals – 8.3%

Abbott Laboratories	4,891	163

AmerisourceBergen Corp.	2,015	123

Eli Lilly & Co.	3,217	162

Johnson & Johnson	4,108	356

McKesson Corp.	1,099	141

Merck & Co., Inc.	1,180	56

Mylan, Inc. *	2,936	112

Pfizer, Inc.	11,498	330
		1,443

Real Estate Investment Trusts – 1.9%

Host Hotels & Resorts, Inc.	7,131	126

Public Storage	586	94

Vornado Realty Trust	1,426	120
		340

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Retail – 6.2%

Bed Bath & Beyond, Inc. *	1,610	$125

Best Buy Co., Inc.	2,625	98

CVS Caremark Corp.	3,284	186

GameStop Corp., Class A	1,429	71

Gap (The), Inc.	2,777	112

Home Depot (The), Inc.	290	22

Macy’s, Inc.	2,748	119

McDonald’s Corp.	637	61

Staples, Inc.	6,950	102

Target Corp.	1,918	123

Wal-Mart Stores, Inc.	910	67
		1,086

Semiconductors – 1.4%

Intel Corp.	4,338	99

KLA-Tencor Corp.	1,954	119

QUALCOMM, Inc.	312	21
		239

Software – 3.1%

CA, Inc.	3,760	112

Microsoft Corp.	12,031	401

Oracle Corp.	1,069	35
		548

Telecommunications – 4.0%

AT&T, Inc.	9,344	316

CenturyLink, Inc.	3,012	95

Cisco Systems, Inc.	10,386	243

Verizon Communications, Inc.	1,118	52
		706

Toys, Games & Hobbies – 0.7%

Hasbro, Inc.	2,534	119

Transportation – 0.2%

Ryder System, Inc.	500	30
Total Common Stocks
(Cost $14,552)		16,807

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.8%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	3,557	$3

SPDR S&P 500 ETF Trust	3,926	660
Total Investment Companies
(Cost $657)		663

Total Investments – 100.0%
(Cost $15,209)		17,470

Other Assets less Liabilities – 0.0%		7
NET ASSETS – 100.0%		$17,477

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $81,000 with net sales of approximately $78,000 during the six months ended September 30, 2013.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Enhanced Large Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	9.6
Energy	10.4
Financials	16.8
Health Care	13.1
Industrials	10.5
Information Technology	17.5
Materials	3.7
Telecommunication Services	2.7
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$16,807	(1)	$–	$–	$16,807
Investment Companies	663		–	–	663
Total Investments	$17,470		$–	$–	$17,470

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 65.6%

Banks – 3.3%

Banco Santander S.A. ADR	280,000	$2,287

JPMorgan Chase & Co.	81,000	4,187

Morgan Stanley	217,500	5,862
		12,336

Beverages – 0.9%

Coca-Cola (The) Co.	83,300	3,155

Chemicals – 2.3%

Dow Chemical (The) Co.	148,740	5,712

E.I. du Pont de Nemours & Co.	50,000	2,928
		8,640

Computers – 3.0%

Accenture PLC, Class A	58,100	4,279

Apple, Inc.	9,150	4,362

International Business Machines Corp.	13,950	2,583
		11,224

Cosmetics/Personal Care – 2.3%

Avon Products, Inc.	220,215	4,537

Procter & Gamble (The) Co.	54,320	4,106
		8,643

Electric – 2.6%

Exelon Corp.	145,700	4,318

Great Plains Energy, Inc.	238,629	5,298
		9,616

Electrical Components & Equipment – 1.3%

Emerson Electric Co.	71,650	4,636

Food – 2.7%

Kellogg Co.	54,055	3,175

Kraft Foods Group, Inc.	46,613	2,444

Mondelez International, Inc., Class A	139,840	4,394
		10,013

Home Builders – 0.4%

DR Horton, Inc.	70,000	1,360

Household Products/Wares – 1.1%

Kimberly-Clark Corp.	42,891	4,041

Insurance – 3.9%

Chubb (The) Corp.	45,840	4,092

Hartford Financial Services Group, Inc.	204,328	6,359

Travelers (The) Cos., Inc.	45,740	3,877
		14,328

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 65.6% – continued

Investment Companies – 0.3%

Fifth Street Finance Corp.	100,000	$1,029

Media – 3.5%

Comcast Corp., Class A	144,880	6,541

Walt Disney (The) Co.	102,390	6,603
		13,144

Miscellaneous Manufacturing – 4.5%

3M Co.	50,900	6,078

Eaton Corp. PLC	85,200	5,865

General Electric Co.	203,500	4,862
		16,805

Office/Business Equipment – 1.7%

Xerox Corp.	608,620	6,263

Oil & Gas – 8.8%

Apache Corp.	48,723	4,148

Cenovus Energy, Inc.	110,000	3,284

Chevron Corp.	31,770	3,860

ConocoPhillips	64,020	4,450

Devon Energy Corp.	74,310	4,292

Encana Corp.	196,450	3,404

Marathon Oil Corp.	115,620	4,033

Occidental Petroleum Corp.	56,340	5,270
		32,741

Pharmaceuticals – 10.1%

Abbott Laboratories	69,430	2,304

AbbVie, Inc.	70,530	3,155

Bristol-Myers Squibb Co.	108,720	5,032

GlaxoSmithKline PLC ADR	110,510	5,544

Johnson & Johnson	74,175	6,430

Merck & Co., Inc.	130,686	6,222

Pfizer, Inc.	200,600	5,759

Teva Pharmaceutical Industries Ltd. ADR	75,000	2,834
		37,280

Real Estate Investment Trusts – 2.6%

Healthcare Realty Trust, Inc.	187,550	4,334

Rayonier, Inc.	93,370	5,196
		9,530

Retail – 1.5%

Target Corp.	88,850	5,685

Savings & Loans – 1.7%

New York Community Bancorp, Inc.	418,210	6,319

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 65.6% – continued

Semiconductors – 0.7%

Intel Corp.	120,000	$2,750

Software – 1.0%

Activision Blizzard, Inc.	218,150	3,637

Telecommunications – 3.9%

Cisco Systems, Inc.	244,750	5,732

Verizon Communications, Inc.	108,805	5,077

Vodafone Group PLC ADR	100,000	3,518
		14,327

Toys, Games & Hobbies – 1.5%

Mattel, Inc.	131,680	5,512
Total Common Stocks
(Cost $180,818)		243,014

CONVERTIBLE PREFERRED STOCKS – 4.5%

Auto Manufacturers – 1.0%

General Motors Co., 4.75%	70,000	3,510

Banks – 0.8%

Bank of America Corp., 7.25%	2,775	2,997

Computers – 1.2%

Unisys Corp., 6.25%	61,600	4,266

Iron/Steel – 0.4%

ArcelorMittal, 6.00%	72,000	1,549

Oil & Gas – 1.1%

Chesapeake Energy Corp., 5.75% (1)(2)	3,850	4,247
Total Convertible Preferred Stocks
(Cost $15,619)		16,569

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 28.0%

Aerospace/Defense – 1.1%

Alliant Techsystems, Inc., 3.00%, 8/15/24	$3,000	$3,945

Coal – 1.0%

Peabody Energy Corp., 4.75%, 12/15/41	4,450	3,510

Computers – 4.0%

CACI International, Inc., 2.13%, 5/1/14	6,000	7,672

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 28.0% – continued

Computers – 4.0% – continued

SanDisk Corp., 1.50%, 8/15/17	$5,300	$7,023
		14,695

Diversified Financial Services – 0.4%

Janus Capital Group, Inc., 0.75%, 7/15/18	1,355	1,415

Electrical Components & Equipment – 2.3%

EnerSys, Inc., 3.38%, 6/1/38	3,350	5,180

General Cable Corp., 4.50%, 11/15/29	3,000	3,401
		8,581

Electronics – 1.5%

TTM Technologies, Inc., 3.25%, 5/15/15	5,409	5,497

Food – 1.4%

Tyson Foods, Inc., 3.25%, 10/15/13	2,950	5,052

Healthcare - Products – 2.2%

Hologic, Inc., 2.00%, 3/1/42	4,345	4,361

Volcano Corp., 1.75%, 12/1/17	3,785	3,913
		8,274

Healthcare - Services – 0.6%

WellPoint, Inc., 2.75%, 10/15/42 (1)(2)	1,700	2,184

Home Builders – 1.2%

D.R. Horton, Inc., 2.00%, 5/15/14	3,000	4,583

Investment Companies – 2.5%

BlackRock Kelso Capital Corp., 5.50%, 2/15/18 (1)(2)	2,530	2,576

Fifth Street Finance Corp., 5.38%, 4/1/16	6,450	6,829
		9,405

Metal Fabricate/Hardware – 0.5%

RTI International Metals, Inc., 1.63%, 10/15/19	1,875	1,938

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 28.0% – continued

Mining – 3.4%

Kaiser Aluminum Corp., 4.50%, 4/1/15	$3,447	$5,205

Newmont Mining Corp., 1.63%, 7/15/17	5,000	5,538

Silver Standard Resources, Inc., 2.88%, 2/1/33 (1)(2)	2,485	1,845
		12,588

Oil & Gas – 0.5%

Alon USA Energy, Inc., 3.00%, 9/15/18 (1)(2)	1,869	1,855

Retail – 1.8%

Regis Corp., 5.00%, 7/15/14	6,060	6,666

Semiconductors – 2.5%

Intel Corp., 2.95%, 12/15/35	2,400	2,586

Lam Research Corp., 1.25%, 5/15/18	5,650	6,787
		9,373

Telecommunications – 1.1%

Comtech Telecommunications Corp., 3.00%, 5/1/29	3,875	3,933
Total Convertible Bonds
(Cost $89,830)		103,494

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	1,945,578	$1,946
Total Investment Companies
(Cost $1,946)		1,946

Total Investments – 98.6%
(Cost $288,213)		365,023

Other Assets less Liabilities – 1.4%		5,147
NET ASSETS – 100.0%		$370,170

(1)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $12,707,000 or 3.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Alon USA Energy, Inc., 3.00%, 9/15/18	9/11/13-9/17/13	$1,895

BlackRock Kelso Capital Corp., 5.50%, 2/15/18	2/13/13	2,530

Chesapeake Energy Corp., 5.75%	1/18/12-1/27/12	3,850

Silver Standard Resources, Inc., 2.88%, 2/1/33	1/11/13-6/4/13	2,064

WellPoint, Inc., 2.75%, 10/15/42	10/3/12	1,700

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $9,994,000 with net sales of approximately $8,048,000 during the six months ended September 30, 2013.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.1%
Consumer Staples	8.5
Energy	11.7
Financials	15.8
Health Care	13.1
Industrials	9.4
Information Technology	18.6
Materials	6.8
Telecommunication Services	2.4
Utilities	2.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$243,014	(1)	$ –		$–	$243,014
Convertible Preferred Stocks
Auto Manufacturers	3,510		–		–	3,510
Banks	2,997		–		–	2,997
Computers	4,266		–		–	4,266
Iron/Steel	–		1,549		–	1,549
Oil & Gas	–		4,247		–	4,247
Convertible Bonds	–		103,494	(1)	–	103,494
Investment Companies	1,946		–		–	1,946
Total Investments	$255,733		$109,290		$–	$365,023

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.5%

Australia – 2.8%

BHP Billiton Ltd.	66,760	$2,227

Woodside Petroleum Ltd.	60,876	2,177

WorleyParsons Ltd.	132,576	3,010
		7,414

Belgium – 2.0%

Anheuser-Busch InBev N.V.	52,384	5,207

Brazil – 3.0%

Petroleo Brasileiro S.A. ADR *	231,603	3,587

Vale S.A. ADR	277,884	4,338
		7,925

China – 1.7%

Bank of China Ltd., Class H	9,935,420	4,541

Denmark – 0.9%

Novo Nordisk A/S, Class B	14,651	2,484

France – 14.8%

BNP Paribas S.A.	59,880	4,053

Bouygues S.A.	127,801	4,666

Casino Guichard Perrachon S.A.	32,759	3,378

Danone S.A.	51,340	3,865

European Aeronautic Defence and Space Co. N.V.	44,946	2,865

GDF Suez	153,920	3,869

LVMH Moet Hennessy Louis Vuitton S.A.	24,287	4,786

Societe Generale S.A.	99,829	4,979

Total S.A.	45,087	2,620

Wendel S.A.	29,649	4,020
		39,101

Germany – 13.5%

Allianz S.E. (Registered)	26,558	4,175

Bayer A.G. (Registered)	30,958	3,651

Deutsche Bank A.G. (Registered)	72,420	3,325

GEA Group A.G.	99,620	4,090

Infineon Technologies A.G.	466,210	4,664

Rheinmetall A.G.	75,684	4,352

SAP A.G.	83,083	6,141

Siemens A.G. (Registered)	45,382	5,471
		35,869

Hong Kong – 0.8%

AIA Group Ltd.	421,550	1,984

Italy – 1.0%

Prysmian S.p.A.	111,631	2,732

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.5% – continued

Japan – 9.3%

Kawasaki Heavy Industries Ltd.	916,450	$3,989

KDDI Corp.	74,625	3,841

Kubota Corp.	241,450	3,507

Mitsubishi UFJ Financial Group, Inc.	968,763	6,214

Mitsui & Co. Ltd.	193,850	2,824

Tokio Marine Holdings, Inc.	129,725	4,256
		24,631

Netherlands – 1.5%

Royal Dutch Shell PLC, Class A	3,220	106

Royal Dutch Shell PLC, Class B	113,530	3,924
		4,030

Norway – 0.6%

TGS Nopec Geophysical Co. ASA	49,555	1,461

Singapore – 1.4%

DBS Group Holdings Ltd.	278,829	3,652

South Korea – 3.1%

Samsung Electronics Co. Ltd.	3,880	4,913

SK Telecom Co. Ltd. ADR	144,189	3,273
		8,186

Spain – 1.4%

Banco Santander S.A.	442,749	3,630

Sweden – 4.0%

Autoliv, Inc.	37,977	3,319

Husqvarna AB, Class B	550,356	3,574

Telefonaktiebolaget LM Ericsson, Class B	278,571	3,710
		10,603

Switzerland – 9.4%

ABB Ltd. (Registered) *	59,516	1,406

Aryzta A.G. *	62,427	4,173

Credit Suisse Group A.G. (Registered) *	107,974	3,309

Givaudan S.A. (Registered) *	2,258	3,303

Novartis A.G. (Registered)	79,183	6,086

Roche Holding A.G. (Genusschein)	24,911	6,720
		24,997

United Kingdom – 16.4%

Barclays PLC	1,428,012	6,144

BP PLC	594,671	4,172

Compass Group PLC	192,095	2,641

G4S PLC	546,722	2,251

GlaxoSmithKline PLC	167,129	4,200

Prudential PLC	294,639	5,493

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.5% – continued

United Kingdom – 16.4% – continued

Rolls-Royce Holdings PLC *	122,047	$2,200

Standard Chartered PLC	176,604	4,236

Vodafone Group PLC	1,906,296	6,722

WPP PLC	264,068	5,436
		43,495

United States – 4.9%

Carnival Corp.	101,552	3,315

Halliburton Co.	113,783	5,479

Schlumberger Ltd.	47,878	4,230
		13,024
Total Common Stocks (1)
(Cost $183,123)		244,966

PREFERRED STOCKS – 4.3%

Brazil – 2.4%

Itau Unibanco Holding S.A. ADR	463,211	6,541

Germany – 1.9%

Volkswagen A.G.	21,021	4,955
Total Preferred Stocks (1)
(Cost $11,286)		11,496

INVESTMENT COMPANIES – 2.8%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (2)(3)	7,417,178	7,417
Total Investment Companies
(Cost $7,417)		7,417

Total Investments – 99.6%
(Cost $201,826)		263,879

Other Assets less Liabilities – 0.4%		1,086
NET ASSETS – 100.0%		$264,965

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,125,000 with net purchases of approximately $2,292,000 during the six months ended September 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	6.5
Energy	12.0
Financials	27.5
Health Care	9.0
Industrials	15.7
Information Technology	7.6
Materials	3.8
Telecommunication Services	5.4
Utilities	1.6

Total	100.0%

At September 30, 2013, the International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	35.7%
British Pound	18.5
United States Dollar	13.3
Swiss Franc	9.7
Japanese Yen	9.6
All other currencies less than 5%	13.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$6,633	$16,437	$–	$23,070
Consumer Staples	–	16,623	–	16,623
Energy	13,297	17,471	–	30,768
Financials	–	64,010	–	64,010
Health Care	–	23,141	–	23,141
Industrials	–	40,353	–	40,353
Information Technology	–	19,428	–	19,428
Materials	4,338	5,530	–	9,868
Telecommunication Services	3,273	10,563	–	13,836
Utilities	–	3,869	–	3,869
Preferred Stocks
Consumer Discretionary	–	4,955	–	4,955
Financials	6,541	–	–	6,541
Investment Companies	7,417	–	–	7,417
Total Investments	$41,499	$222,380	$–	$263,879

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000s)	Reason
Common Stocks
Financials	$10,470	Valuations at last trade price with foreign fair value adjustments
Industrials	10,321	Valuations at last trade price with foreign fair value adjustments
Information Technology	4,913	Valuations at last trade price with foreign fair value adjustments
Telecommunication Services	3,841	Valuations at last trade price with foreign fair value adjustments
Total	$29,545

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0%

Aerospace/Defense – 1.1%

Boeing (The) Co.	13,091	$1,538

Agriculture – 2.4%

Philip Morris International, Inc.	39,703	3,438

Apparel – 1.3%

VF Corp.	9,448	1,881

Auto Manufacturers – 1.5%

General Motors Co. *	60,689	2,183

Banks – 9.4%

BB&T Corp.	68,499	2,312

Citigroup, Inc.	38,361	1,861

JPMorgan Chase & Co.	104,857	5,420

Wells Fargo & Co.	92,179	3,809
		13,402

Biotechnology – 4.1%

Amgen, Inc.	18,302	2,049

Celgene Corp. *	11,643	1,792

Gilead Sciences, Inc. *	31,535	1,982
		5,823

Chemicals – 1.6%

Monsanto Co.	22,004	2,296

Computers – 7.6%

Apple, Inc.	13,148	6,268

EMC Corp.	120,890	3,090

Teradata Corp. *	27,387	1,519
		10,877

Cosmetics/Personal Care – 1.0%

Procter & Gamble (The) Co.	18,532	1,401

Diversified Financial Services – 1.2%

IntercontinentalExchange, Inc. *	9,508	1,725

Electric – 2.7%

Exelon Corp.	66,119	1,960

Southern (The) Co.	45,119	1,858
		3,818

Electrical Components & Equipment – 1.5%

Emerson Electric Co.	33,493	2,167

Electronics – 1.1%

Honeywell International, Inc.	18,379	1,526

Food – 1.0%

Mondelez International, Inc., Class A	44,559	1,400

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Healthcare - Products – 3.1%

CR Bard, Inc.	13,846	$1,595

Hologic, Inc. *	71,657	1,480

St. Jude Medical, Inc.	26,315	1,411
		4,486

Healthcare - Services – 1.0%

HCA Holdings, Inc.	34,844	1,489

Household Products/Wares – 1.1%

Church & Dwight Co., Inc.	25,524	1,533

Insurance – 4.4%

American International Group, Inc.	37,620	1,829

CNO Financial Group, Inc.	116,105	1,672

MetLife, Inc.	58,632	2,753
		6,254

Internet – 1.4%

Google, Inc., Class A *	2,241	1,963

Leisure Time – 1.0%

Carnival Corp.	46,536	1,519

Media – 3.3%

Comcast Corp., Class A	40,466	1,827

Time Warner Cable, Inc.	7,949	887

Walt Disney (The) Co.	30,248	1,951
		4,665

Metal Fabrication/Hardware – 1.4%

Precision Castparts Corp.	9,017	2,049

Mining – 0.9%

BHP Billiton Ltd. ADR	19,363	1,288

Miscellaneous Manufacturing – 4.0%

Danaher Corp.	25,268	1,751

General Electric Co.	169,107	4,040
		5,791

Oil & Gas – 7.4%

BP PLC ADR	40,458	1,700

Chevron Corp.	23,811	2,893

Exxon Mobil Corp.	43,032	3,703

Noble Corp.	60,728	2,294
		10,590

Oil & Gas Services – 3.3%

National Oilwell Varco, Inc.	27,996	2,187

Schlumberger Ltd.	28,969	2,559
		4,746

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Pharmaceuticals – 8.4%

Allergan, Inc.	23,716	$2,145

Express Scripts Holding Co. *	46,846	2,894

Jazz Pharmaceuticals PLC *	16,661	1,532

Merck & Co., Inc.	39,812	1,896

Pfizer, Inc.	66,632	1,913

Sanofi ADR	31,779	1,609
		11,989

Real Estate Investment Trusts – 1.1%

American Tower Corp.	20,829	1,544

Retail – 9.8%

CVS Caremark Corp.	47,862	2,716

Dick’s Sporting Goods, Inc.	38,237	2,041

McDonald’s Corp.	22,579	2,172

Starbucks Corp.	36,667	2,822

Target Corp.	22,373	1,432

TJX Cos., Inc.	50,826	2,866
		14,049

Semiconductors – 4.6%

Intel Corp.	66,189	1,517

NXP Semiconductor N.V. *	60,888	2,265

QUALCOMM, Inc.	42,603	2,870
		6,652

Software – 2.0%

Citrix Systems, Inc. *	16,762	1,184

Oracle Corp.	48,905	1,622
		2,806

Telecommunications – 2.3%

Cisco Systems, Inc.	138,780	3,250
Total Common Stocks
(Cost $108,396)		140,138

PREFERRED STOCKS – 1 .0%

Banks – 1.0%

Itau Unibanco Holding S.A. ADR	101,319	1,431
Total Preferred Stocks
(Cost $1,354)		1,431

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	926,131	$926
Total Investment Companies
(Cost $926)		926

Total Investments – 99.7%
(Cost $110,676)		142,495

Other Assets less Liabilities – 0.3%		434
NET ASSETS – 100.0%		$142,929

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,310,000 with net sales of approximately $384,000 during the six months ended September 30, 2013.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Large Cap Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.3%
Consumer Staples	7.4
Energy	10.8
Financials	17.2
Health Care	16.8
Industrials	9.2
Information Technology	18.1
Materials	2.5
Utilities	2.7

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarize the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$140,138	(1)	$–	$–	$140,138
Preferred Stocks	1,431	(1)	–	–	1,431
Investment Companies	926		–	–	926
Total Investments	$142,495		$–	$–	$142,495

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5%

Aerospace/Defense – 1.7%

Boeing (The) Co.	24,066	$2,828

Apparel – 2.6%

Michael Kors Holdings Ltd. *	22,881	1,705

NIKE, Inc., Class B	37,907	2,754
		4,459

Beverages – 2.1%

PepsiCo, Inc.	44,023	3,500

Biotechnology – 9.1%

Alexion Pharmaceuticals, Inc. *	25,064	2,911

Biogen Idec, Inc. *	14,247	3,430

Celgene Corp. *	35,195	5,418

Gilead Sciences, Inc. *	58,382	3,669
		15,428

Chemicals – 3.0%

E.I. du Pont de Nemours & Co.	35,576	2,083

Monsanto Co.	28,837	3,010
		5,093

Commercial Services – 3.0%

Mastercard, Inc., Class A	7,615	5,123

Computers – 5.9%

Apple, Inc.	16,864	8,040

EMC Corp.	42,078	1,076

Teradata Corp. *	15,248	845
		9,961

Cosmetics/Personal Care – 1.3%

Estee Lauder (The) Cos., Inc., Class A	31,782	2,222

Distribution/Wholesale – 1.1%

WW Grainger, Inc.	7,037	1,842

Diversified Financial Services – 3.4%

American Express Co.	25,160	1,900

IntercontinentalExchange, Inc. *	11,163	2,025

T Rowe Price Group, Inc.	25,460	1,832
		5,757

Electronics – 1.1%

Trimble Navigation Ltd. *	62,313	1,851

Engineering & Construction – 1.2%

Jacobs Engineering Group, Inc. *	34,768	2,023

Environmental Control – 1.4%

Stericycle, Inc. *	21,286	2,456

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Food – 1.5%

Whole Foods Market, Inc.	44,707	$2,615

Healthcare - Products – 2.5%

Covidien PLC	11,028	672

Edwards Lifesciences Corp. *	12,004	836

Hologic, Inc. *	62,306	1,286

Intuitive Surgical, Inc. *	3,925	1,477
		4,271

Household Products/Wares – 1.0%

Church & Dwight Co., Inc.	28,317	1,700

Internet – 13.1%

Amazon.com, Inc. *	11,859	3,707

eBay, Inc. *	43,299	2,416

Facebook, Inc., Class A *	53,237	2,675

Google, Inc., Class A *	8,921	7,814

LinkedIn Corp., Class A *	7,635	1,879

priceline.com, Inc. *	3,586	3,625
		22,116

Machinery - Diversified – 1.1%

Cummins, Inc.	13,986	1,858

Media – 1.9%

Walt Disney (The) Co.	49,184	3,172

Metal Fabrication/Hardware – 2.8%

Precision Castparts Corp.	13,693	3,112

Valmont Industries, Inc.	11,748	1,632
		4,744

Miscellaneous Manufacturing – 3.0%

Danaher Corp.	37,309	2,586

Eaton Corp. PLC	36,568	2,518
		5,104

Oil & Gas – 1.2%

Noble Energy, Inc.	31,354	2,101

Oil & Gas Services – 3.4%

National Oilwell Varco, Inc.	37,009	2,891

Schlumberger Ltd.	31,899	2,818
		5,709

Pharmaceuticals – 4.7%

AbbVie, Inc.	47,285	2,115

BioMarin Pharmaceutical, Inc.*	25,254	1,824

Bristol-Myers Squibb Co.	32,755	1,516

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Pharmaceuticals – 4.7% – continued

Express Scripts Holding Co. *	40,262	$2,487
		7,942

Real Estate Investment Trusts – 2.8%

American Tower Corp.	30,910	2,291

Digital Realty Trust, Inc.	21,543	1,144

Health Care REIT, Inc.	20,888	1,303
		4,738

Retail – 10.8%

Costco Wholesale Corp.	20,728	2,386

Home Depot (The), Inc.	40,758	3,092

McDonald’s Corp.	28,408	2,733

Panera Bread Co., Class A *	10,257	1,626

Starbucks Corp.	43,179	3,323

Tractor Supply Co.	33,972	2,282

Ulta Salon Cosmetics & Fragrance, Inc. *	9,493	1,134

Yum! Brands, Inc.	22,944	1,638
		18,214

Semiconductors – 4.9%

ARM Holdings PLC ADR	43,945	2,115

KLA-Tencor Corp.	29,116	1,772

NXP Semiconductor N.V. *	31,850	1,185

QUALCOMM, Inc.	47,306	3,186
		8,258

Software – 3.1%

Citrix Systems, Inc. *	22,034	1,556

Red Hat, Inc. *	17,392	802

Salesforce.com, Inc. *	57,347	2,977
		5,335

Telecommunications – 1.8%

Verizon Communications, Inc.	65,958	3,078

Transportation – 2.0%

Kansas City Southern	30,884	3,377
Total Common Stocks
(Cost $114,210)		166,875

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)(2)	3,972,970	$3,973
Total Investment Companies
(Cost $3,973)		3,973

Total Investments – 100.9%
(Cost $118,183)		170,848

Liabilities less Other Assets – (0.9)%		(1,482)
NET ASSETS – 100.0%		$169,366

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,586,000 with net sales of approximately $2,613,000 during the six months ended September 30, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Large Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	18.4%
Consumer Staples	7.4
Energy	4.7
Financials	6.3
Health Care	16.6
Industrials	14.5
Information Technology	27.2
Materials	3.1
Telecommunication Sevices	1.8

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$166,875	(1)	$ –	$ –	$166,875
Investment Companies	3,973		–	–	3,973
Total Investments	$170,848		$ –	$ –	$170,848

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.4%

Advertising – 1.0%

Omnicom Group, Inc.	17,221	$1,092

Aerospace/Defense – 3.3%

Boeing (The) Co.	19,584	2,301

Northrop Grumman Corp.	12,815	1,221
		3,522

Agriculture – 1.2%

Philip Morris International, Inc.	15,395	1,333

Auto Parts & Equipment – 1.3%

Johnson Controls, Inc.	34,570	1,435

Banks – 12.0%

Bank of New York Mellon (The) Corp.	61,305	1,851

Capital One Financial Corp.	16,150	1,110

Goldman Sachs Group (The), Inc.	19,365	3,064

JPMorgan Chase & Co.	57,070	2,950

PNC Financial Services Group (The), Inc.	16,000	1,159

Wells Fargo & Co.	67,825	2,802
		12,936

Beverages – 1.4%

PepsiCo, Inc.	19,215	1,528

Chemicals – 1.7%

Dow Chemical (The) Co.	48,090	1,847

Computers – 2.4%

EMC Corp.	42,835	1,095

Hewlett-Packard Co.	70,900	1,487
		2,582

Diversified Financial Services – 3.7%

BlackRock, Inc.	7,415	2,006

Invesco Ltd.	61,118	1,950
		3,956

Healthcare - Products – 2.1%

Medtronic, Inc.	42,835	2,281

Healthcare - Services – 1.7%

UnitedHealth Group, Inc.	25,585	1,832

Insurance – 10.2%

Allstate (The) Corp.	51,330	2,595

MetLife, Inc.	64,135	3,011

PartnerRe Ltd.	24,580	2,250

Prudential Financial, Inc.	40,150	3,131
		10,987

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.4% – continued

Leisure Time – 2.1%

Carnival Corp.	67,973	$2,219

Mining – 2.1%

Freeport-McMoRan Copper & Gold, Inc.	68,185	2,256

Miscellaneous Manufacturing – 5.8%

3M Co.	9,710	1,159

General Electric Co.	103,170	2,465

Siemens A.G. ADR	22,025	2,654
		6,278

Oil & Gas – 10.3%

BP PLC ADR	53,645	2,255

Chevron Corp.	23,635	2,871

Ensco PLC, Class A	36,385	1,956

Exxon Mobil Corp.	29,995	2,581

Occidental Petroleum Corp.	15,105	1,413
		11,076

Oil & Gas Services – 4.4%

Baker Hughes, Inc.	50,365	2,473

Schlumberger Ltd.	25,930	2,291
		4,764

Pharmaceuticals – 7.5%

Abbott Laboratories	22,845	758

Johnson & Johnson	29,195	2,531

Merck & Co., Inc.	41,535	1,978

Pfizer, Inc.	100,155	2,875
		8,142

Retail – 4.5%

Coach, Inc.	36,015	1,964

PetSmart, Inc.	15,097	1,151

Target Corp.	27,735	1,775
		4,890

Savings & Loans – 2.0%

New York Community Bancorp, Inc.	139,545	2,108

Semiconductors – 2.4%

Intel Corp.	113,745	2,607

Software – 2.1%

Microsoft Corp.	67,315	2,242

Telecommunications – 6.2%

AT&T, Inc.	46,520	1,573

Cisco Systems, Inc.	104,104	2,438

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.4% – continued

Telecommunications – 6.2% – continued

Vodafone Group PLC ADR	75,520	$2,657
		6,668
Total Common Stocks
(Cost $72,903)		98,581

PREFERRED STOCKS – 1 .7%

Banks – 1.7%

Itau Unibanco Holding S.A. ADR	125,640	1,774
Total Preferred Stocks
(Cost $1,679)		1,774

INVESTMENT COMPANIES – 7.0%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	7,558,079	7,558
Total Investment Companies
(Cost $7,558)		7,558

Total Investments – 100.1%
(Cost $82,140)		107,913

Liabilities less Other Assets – (0.1)%		(80)
NET ASSETS – 100.0%		$107,833

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $990,000 with net purchase of approximately $6,568,000 during the six months ended September 30, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Large Cap Value Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.6%
Consumer Staples	2.9
Energy	15.8
Financials	31.6
Health Care	12.2
Industrials	9.8
Information Technology	9.8
Materials	4.1
Telecommunication Services	4.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$98,581	(1)	$ –	$ –	$98,581
Preferred Stocks	1,774		–	–	1,774
Investment Companies	7,558		–	–	7,558
Total Investments	$107,913		$ –	$ –	$107,913

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8%

Advertising – 0.0%

Harte-Hanks, Inc.	5,784	$51

Marchex, Inc., Class B	2,671	19
		70

Aerospace/Defense – 1.6%

AAR Corp.	3,286	90

Aerovironment, Inc. *	1,013	23

Alliant Techsystems, Inc.	3,600	351

Astronics Corp. *	2,544	127

Astronics Corp., Class B *	601	30

Breeze-Eastern Corp. *	5,455	54

Cubic Corp.	3,353	180

Curtiss-Wright Corp.	4,543	213

Ducommun, Inc. *	2,479	71

Esterline Technologies Corp. *	2,670	213

GenCorp, Inc. *	10,600	170

HEICO Corp.	5,712	387

Kaman Corp.	3,466	131

Kratos Defense & Security Solutions, Inc. *	357	3

LMI Aerospace, Inc. *	1,314	18

Moog, Inc., Class A *	5,036	295

Orbital Sciences Corp. *	8,853	188

SIFCO Industries, Inc.	422	8

Teledyne Technologies, Inc. *	4,467	379
		2,931

Agriculture – 0.3%

Adecoagro S.A. *	725	5

Alico, Inc.	947	39

Alliance One International, Inc. *	8,393	24

Andersons (The), Inc.	2,743	192

Griffin Land & Nurseries, Inc.	153	5

Tejon Ranch Co. *	2,358	73

Universal Corp.	2,927	149

Vector Group Ltd.	6,380	103
		590

Airlines – 0.4%

Allegiant Travel Co.	2,368	249

Hawaiian Holdings, Inc. *	1,483	11

JetBlue Airways Corp. *	20,005	133

Republic Airways Holdings, Inc. *	1,218	15

SkyWest, Inc.	6,499	94

US Airways Group, Inc. *	15,328	291
		793

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Apparel – 1.2%

Cherokee, Inc.	354	$5

Columbia Sportswear Co.	2,090	126

Crocs, Inc. *	8,902	121

Delta Apparel, Inc. *	1,098	18

G-III Apparel Group Ltd. *	3,790	207

Iconix Brand Group, Inc. *	7,964	265

Jones Group (The), Inc.	8,951	134

Maidenform Brands, Inc. *	3,854	91

Oxford Industries, Inc.	2,359	160

Perry Ellis International, Inc.	2,102	40

Quiksilver, Inc. *	17,001	119

Skechers U.S.A., Inc., Class A *	3,370	105

Steven Madden Ltd. *	5,584	301

Superior Uniform Group, Inc.	3,036	38

Unifi, Inc. *	2,042	48

Weyco Group, Inc.	865	24

Wolverine World Wide, Inc.	6,327	368
		2,170

Auto Manufacturers – 0.0%

Wabash National Corp. *	6,518	76

Auto Parts & Equipment – 0.9%

American Axle & Manufacturing Holdings, Inc. *	2,364	47

Cooper Tire & Rubber Co.	6,955	214

Dana Holding Corp.	16,530	377

Dorman Products, Inc.	3,508	174

Fuel Systems Solutions, Inc. *	4,193	82

Gentherm, Inc. *	634	12

Miller Industries, Inc.	2,868	49

Modine Manufacturing Co. *	6,014	88

Remy International, Inc.	4,300	87

Spartan Motors, Inc.	1,067	6

Standard Motor Products, Inc.	3,484	112

Strattec Security Corp.	100	4

Superior Industries International, Inc.	3,878	69

Tenneco, Inc. *	5,620	284

Titan International, Inc.	6,871	101
		1,706

Banks – 6.4%

1st Source Corp.	4,611	124

Access National Corp.	5,400	77

Alliance Bancorp, Inc. of Pennsylvania	367	5

American National Bankshares, Inc.	2,219	51

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Banks – 6.4% – continued

Ameris Bancorp *	727	$13

Ames National Corp.	2,091	48

Arrow Financial Corp.	2,589	66

Bancfirst Corp.	900	49

Banco Latinoamericano de Comercio Exterior S.A., Class E	2,934	73

Bancorp (The), Inc. *	1,080	19

BancorpSouth, Inc.	8,536	170

Bank of Kentucky Financial Corp.	925	25

Bank of Marin Bancorp	330	14

Bank of South Carolina Corp.	100	1

Bank of the Ozarks, Inc.	3,261	157

Banner Corp.	2,093	80

Bar Harbor Bankshares	1,551	57

BBCN Bancorp, Inc.	10,641	146

BCB Bancorp, Inc.	465	5

Berkshire Bancorp, Inc.	121	1

Boston Private Financial Holdings, Inc.	2,108	23

Bryn Mawr Bank Corp.	4,124	111

Camden National Corp.	732	30

Capital City Bank Group, Inc. *	3,280	39

CapitalSource, Inc.	11,600	138

Cardinal Financial Corp.	902	15

Cass Information Systems, Inc.	2,083	111

Cathay General Bancorp	8,685	203

Center Bancorp, Inc.	4,617	66

Centerstate Banks, Inc.	471	5

Century Bancorp, Inc., Class A	2,120	71

Chemical Financial Corp.	3,782	106

Citizens & Northern Corp.	588	12

City Holding Co.	2,220	96

CoBiz Financial, Inc.	1,244	12

Columbia Banking System, Inc.	5,882	145

Commercial National Financial Corp.	121	3

Community Bank System, Inc.	4,436	151

Community Trust Bancorp, Inc.	2,057	84

CVB Financial Corp.	11,072	150

Eagle Bancorp, Inc. *	3,588	102

Enterprise Bancorp, Inc.	557	11

Enterprise Financial Services Corp.	603	10

Farmers Capital Bank Corp. *	563	12

Fidelity Southern Corp.	1,374	21

Financial Institutions, Inc.	2,994	61

First Bancorp	1,178	17

First Bancorp, Inc.	2,547	43

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Banks – 6.4% – continued

First Busey Corp.	12,652	$66

First Citizens Bancorporation, Inc.	8	5

First Citizens BancShares, Inc., Class A	672	138

First Community Bancshares, Inc.	3,726	61

First Financial Bancorp	5,896	89

First Financial Bankshares, Inc.	3,952	232

First Financial Corp.	2,363	75

First Financial Holdings, Inc.	5,150	284

First Merchants Corp.	921	16

First Midwest Bancorp, Inc.	8,290	125

First of Long Island (The) Corp.	2,138	83

First South Bancorp, Inc. *	322	2

FirstMerit Corp.	10,211	222

FNB Corp.	15,475	188

German American Bancorp, Inc.	311	8

Glacier Bancorp, Inc.	6,517	161

Great Southern Bancorp, Inc.	4,751	134

Guaranty Bancorp	677	9

Hancock Holding Co.	6,251	196

Hanmi Financial Corp.	3,851	64

Hawthorn Bancshares, Inc.	435	6

Heartland Financial USA, Inc.	563	16

Heritage Financial Corp.	457	7

Home BancShares, Inc.	2,744	83

Hudson Valley Holding Corp.	186	3

Iberiabank Corp.	4,111	213

Independent Bank Corp.	2,925	104

International Bancshares Corp.	7,541	163

Jeffersonville Bancorp	114	1

Lakeland Bancorp, Inc.	6,090	69

Lakeland Financial Corp.	880	29

Landmark Bancorp, Inc.	4,000	79

MainSource Financial Group, Inc.	904	14

MB Financial, Inc.	5,037	142

Merchants Bancshares, Inc.	2,361	68

Metro Bancorp, Inc. *	714	15

Middleburg Financial Corp.	1,990	38

MidSouth Bancorp, Inc.	598	9

MidWestOne Financial Group, Inc.	425	11

National Bankshares, Inc.	1,600	57

National Penn Bancshares, Inc.	12,272	123

NBT Bancorp, Inc.	4,197	96

Northrim BanCorp, Inc.	2,551	61

Norwood Financial Corp.	1,851	54

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Banks – 6.4% – continued

OFG Bancorp	6,171	$100

Ohio Valley Banc Corp.	658	13

Old National Bancorp	11,083	157

Orrstown Financial Services, Inc. *	1,358	24

Pacific Continental Corp.	614	8

PacWest Bancorp	3,945	136

Park National Corp.	1,651	131

Peapack Gladstone Financial Corp.	471	9

Peoples Bancorp, Inc.	732	15

Peoples Financial Corp.	221	3

Pinnacle Financial Partners, Inc. *	3,726	111

Popular, Inc. *	8,837	232

Premier Financial Bancorp, Inc.	651	8

PrivateBancorp, Inc.	6,612	142

Prosperity Bancshares, Inc.	5,959	369

QCR Holdings, Inc.	6,316	100

Renasant Corp.	2,063	56

Republic Bancorp, Inc., Class A	1,564	43

Republic First Bancorp, Inc. *	1,090	3

S&T Bancorp, Inc.	3,885	94

S.Y. Bancorp, Inc.	2,309	65

Sandy Spring Bancorp, Inc.	3,270	76

Seacoast Banking Corp. of Florida *	3,425	7

Shore Bancshares, Inc. *	632	6

Sierra Bancorp	632	10

Simmons First National Corp., Class A	3,728	116

Southern National Bancorp of Virginia, Inc.	512	5

Southside Bancshares, Inc.	2,556	69

Southwest Bancorp, Inc. *	627	9

StellarOne Corp.	1,036	23

Sterling Bancorp	642	9

Sterling Financial Corp.	4,736	136

Suffolk Bancorp *	565	10

Sun Bancorp, Inc. *	1,350	5

Susquehanna Bancshares, Inc.	16,043	201

Synovus Financial Corp.	89,316	295

Texas Capital Bancshares, Inc. *	3,904	179

Tompkins Financial Corp.	2,025	94

TowneBank	1,147	17

Trico Bancshares	2,413	55

TrustCo Bank Corp. NY	7,386	44

Trustmark Corp.	5,223	134

UMB Financial Corp.	3,986	217

Umpqua Holdings Corp.	11,721	190

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Banks – 6.4% – continued

Union First Market Bankshares Corp.	732	$17

United Bancorp, Inc.	465	3

United Bankshares, Inc.	4,601	133

United Community Bancorp	471	5

United Community Banks, Inc. *	4,744	71

Univest Corp. of Pennsylvania	454	9

Valley National Bancorp	496	5

ViewPoint Financial Group, Inc.	4,170	86

Washington Banking Co.	457	6

Washington Trust Bancorp, Inc.	2,952	93

Webster Financial Corp.	7,984	204

WesBanco, Inc.	2,078	62

West Bancorporation, Inc.	795	11

Westamerica Bancorporation	2,791	139

Western Alliance Bancorp *	10,643	201

Wilshire Bancorp, Inc.	493	4

Wintrust Financial Corp.	4,058	167

Yadkin Financial Corp. *	525	9
		11,599

Beverages – 0.3%

Boston Beer (The) Co., Inc., Class A *	1,132	276

Coca-Cola Bottling Co. Consolidated	1,445	91

Craft Brew Alliance, Inc. *	6,145	83

Farmer Bros. Co. *	5,589	84

National Beverage Corp.	2,406	43
		577

Biotechnology – 2.5%

Acorda Therapeutics, Inc. *	5,315	182

Aegerion Pharmaceuticals, Inc. *	4,217	361

Arena Pharmaceuticals, Inc. *	4,157	22

Astex Pharmaceuticals, Inc. *	1,490	13

Cambrex Corp. *	17,832	235

Celldex Therapeutics, Inc. *	6,123	217

Charles River Laboratories International, Inc. *	5,699	264

Cubist Pharmaceuticals, Inc. *	6,470	411

Curis, Inc. *	1,668	7

Cytokinetics, Inc. *	386	3

Emergent Biosolutions, Inc. *	6,316	120

Exact Sciences Corp. *	5,000	59

Exelixis, Inc. *	11,597	68

GTx, Inc. *	1,380	3

Harvard Bioscience, Inc. *	1,797	9

ImmunoGen, Inc. *	4,442	76

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Biotechnology – 2.5% – continued

Immunomedics, Inc. *	14,372	$89

Incyte Corp. Ltd. *	8,290	316

Insmed, Inc. *	6,129	96

Intercept Pharmaceuticals, Inc. *	2,100	145

InterMune, Inc. *	10,930	168

KYTHERA Biopharmaceuticals, Inc. *	3,200	146

Lexicon Pharmaceuticals, Inc. *	1,547	4

Ligand Pharmaceuticals, Inc., Class B *	5,323	230

Maxygen, Inc.(1)	2,429	–

Medicines (The) Co. *	6,766	227

Momenta Pharmaceuticals, Inc. *	9,913	143

Myriad Genetics, Inc. *	1,931	45

Novavax, Inc. *	2,370	8

NPS Pharmaceuticals, Inc. *	11,646	371

PDL BioPharma, Inc.	17,339	138

Protalix BioTherapeutics, Inc. *	11,545	52

Puma Biotechnology, Inc. *	2,900	156

Repligen Corp. *	3,318	37

RTI Surgical, Inc. *	3,308	12

Sangamo Biosciences, Inc. *	11,303	118

Spectrum Pharmaceuticals, Inc.	6,505	55

Vical, Inc. *	1,680	2
		4,608

Building Materials – 1.1%

AAON, Inc.	4,824	128

Apogee Enterprises, Inc.	5,862	174

Builders FirstSource, Inc. *	1,671	10

Comfort Systems USA, Inc.	5,776	97

Drew Industries, Inc.	5,285	241

Gibraltar Industries, Inc. *	1,248	18

Griffon Corp.	5,614	70

Headwaters, Inc. *	10,503	94

Louisiana-Pacific Corp. *	15,895	280

LSI Industries, Inc.	928	8

NCI Building Systems, Inc. *	171	2

Nortek, Inc. *	100	7

Quanex Building Products Corp.	3,404	64

Simpson Manufacturing Co., Inc.	4,003	130

Texas Industries, Inc. *	3,495	232

Trex Co., Inc. *	2,931	145

Universal Forest Products, Inc.	2,652	112

USG Corp. *	5,872	168
		1,980

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Chemicals – 2.0%

A. Schulman, Inc.	4,305	$127

Aceto Corp.	12,563	196

American Vanguard Corp.	3,228	87

Axiall Corp.	3,937	149

Balchem Corp.	3,313	171

Chemtura Corp. *	10,654	245

Ferro Corp. *	13,274	121

H.B. Fuller Co.	5,793	262

Hawkins, Inc.	2,127	80

Innophos Holdings, Inc.	2,974	157

Innospec, Inc.	4,860	227

Intrepid Potash, Inc.	6,000	94

KMG Chemicals, Inc.	4,190	92

Kraton Performance Polymers, Inc. *	3,510	69

Landec Corp. *	2,415	30

Minerals Technologies, Inc.	3,972	196

Oil-Dri Corp. of America	185	6

Olin Corp.	10,192	235

OM Group, Inc. *	4,239	143

OMNOVA Solutions, Inc. *	11,226	96

PolyOne Corp.	792	24

Quaker Chemical Corp.	2,957	216

Sensient Technologies Corp.	5,549	266

Stepan Co.	3,384	195

Zep, Inc.	3,113	51

Zoltek Cos., Inc. *	1,955	33
		3,568

Coal – 0.2%

Alpha Natural Resources, Inc. *	12,800	76

Arch Coal, Inc.	23,400	96

Cloud Peak Energy, Inc. *	5,872	86

SunCoke Energy, Inc. *	7,900	134

Westmoreland Coal Co. *	489	7
		399

Commercial Services – 6.5%

Aaron’s, Inc.	1,012	28

ABM Industries, Inc.	7,442	198

Acacia Research Corp.	6,528	151

Advisory Board (The) Co. *	4,678	278

Albany Molecular Research, Inc. *	8,687	112

American Public Education, Inc. *	2,652	100

AMN Healthcare Services, Inc. *	4,800	66

ARC Document Solutions, Inc. *	2,439	11

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Commercial Services – 6.5% – continued

Ascent Capital Group, Inc., Class A *	2,090	$169

Barrett Business Services, Inc.	732	49

Blackstone Mortgage Trust, Inc., Class A	279	7

Bridgepoint Education, Inc. *	2,383	43

Brink’s (The) Co.	6,728	190

Capella Education Co. *	2,600	147

Cardtronics, Inc. *	4,251	158

CBIZ, Inc. *	7,530	56

CDI Corp.	1,159	18

Chemed Corp.	3,352	240

Collectors Universe, Inc.	8,529	125

Consolidated Graphics, Inc. *	1,555	87

Convergys Corp.	12,453	234

CoreLogic, Inc. *	9,914	268

Corporate Executive Board (The) Co.	4,399	320

Corvel Corp. *	4,288	159

CoStar Group, Inc. *	3,318	557

CRA International, Inc. *	2,436	45

Cross Country Healthcare, Inc. *	2,093	13

Deluxe Corp.	4,859	202

DeVry, Inc.	4,800	147

Electro Rent Corp.	5,078	92

Ennis, Inc.	4,021	73

Euronet Worldwide, Inc. *	6,239	248

ExamWorks Group, Inc. *	6,705	174

ExlService Holdings, Inc. *	3,447	98

Forrester Research, Inc.	3,670	135

Franklin Covey Co. *	776	14

FTI Consulting, Inc. *	4,135	156

Global Cash Access Holdings, Inc. *	4,013	31

Grand Canyon Education, Inc. *	4,700	189

Great Lakes Dredge & Dock Corp.	3,118	23

H&E Equipment Services, Inc. *	1,885	50

Hackett Group (The), Inc.	1,985	14

Healthcare Services Group, Inc.	7,400	191

Heartland Payment Systems, Inc.	4,197	167

HMS Holdings Corp. *	10,342	223

Huron Consulting Group, Inc. *	2,452	129

ICF International, Inc. *	1,186	42

Information Services Group, Inc. *	2,379	10

Insperity, Inc.	3,436	129

Intersections, Inc.	938	8

K12, Inc. *	5,545	171

Kelly Services, Inc., Class A	4,273	83

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Commercial Services – 6.5% – continued

Kforce, Inc.	4,730	$84

Korn/Ferry International *	4,494	96

Landauer, Inc.	2,743	141

Live Nation Entertainment, Inc. *	12,684	235

Mac-Gray Corp.	1,538	22

Matthews International Corp., Class A	3,790	144

MAXIMUS, Inc.	11,998	540

McGrath RentCorp	3,559	127

Medifast, Inc. *	454	12

MoneyGram International, Inc. *	234	5

Monro Muffler Brake, Inc.	3,496	163

Multi-Color Corp.	2,573	87

National Research Corp., Class A *	6,390	120

National Research Corp., Class B	1,115	33

Navigant Consulting, Inc. *	5,940	92

Odyssey Marine Exploration, Inc. *	2,982	9

On Assignment, Inc. *	6,417	212

PAREXEL International Corp. *	6,846	344

PDI, Inc. *	16,416	79

Pendrell Corp. *	33,151	64

PHH Corp. *	5,799	138

Providence Service (The) Corp. *	4,681	134

QC Holdings, Inc.	1,059	3

Rent-A-Center, Inc.	5,912	225

Resources Connection, Inc.	5,335	72

Sotheby’s	6,283	309

Standard Parking Corp. *	3,892	105

StarTek, Inc. *	780	5

Steiner Leisure Ltd. *	1,198	70

Stewart Enterprises, Inc., Class A	9,250	122

Strayer Education, Inc.	1,300	54

Team, Inc. *	2,911	116

TeleTech Holdings, Inc. *	5,926	149

Tree.com, Inc.	1,500	39

TrueBlue, Inc. *	4,035	97

Valassis Communications, Inc.	5,023	145

Viad Corp.	3,723	93

VistaPrint N.V. *	3,881	219

Volt Information Sciences, Inc. *	2,231	17

WEX, Inc. *	5,462	479
		11,828

Computers – 2.0%

Agilysys, Inc. *	7,402	88

Astro-Med, Inc.	563	6

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Computers – 2.0% – continued

CACI International, Inc., Class A *	3,189	$220

CIBER, Inc. *	5,213	17

Computer Services, Inc.	2,024	62

Computer Task Group, Inc.	2,897	47

Cray, Inc. *	3,259	78

Datalink Corp. *	4,559	62

Digimarc Corp.	1,990	40

Electronics For Imaging, Inc. *	5,600	177

iGATE Corp. *	4,859	135

Immersion Corp. *	1,674	22

Insight Enterprises, Inc. *	6,105	116

j2 Global, Inc.	6,402	317

Lexmark International, Inc., Class A	7,600	251

LivePerson, Inc. *	6,028	57

Manhattan Associates, Inc. *	3,245	310

Mattersight Corp. *	1,358	5

Mentor Graphics Corp.	9,412	220

MTS Systems Corp.	3,520	227

Netscout Systems, Inc. *	5,486	140

PAR Technology Corp. *	3,219	16

Qumu Corp. *	212	3

Riverbed Technology, Inc. *	906	13

Silicon Graphics International Corp. *	4,651	76

Spansion, Inc., Class A *	3,395	34

Super Micro Computer, Inc. *	4,039	55

Sykes Enterprises, Inc. *	8,564	153

Synaptics, Inc. *	4,108	182

Syntel, Inc.	3,533	283

Transact Technologies, Inc.	651	9

Unisys Corp. *	3,715	94

Virtusa Corp. *	740	21

Vocera Communications, Inc. *	2,100	39
		3,575

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. *	3,243	120

Inter Parfums, Inc.	4,096	123

Revlon, Inc., Class A *	454	12
		255

Distribution/Wholesale – 1.0%

Beacon Roofing Supply, Inc. *	5,787	213

BlueLinx Holdings, Inc. *	2,812	5

Core-Mark Holding Co., Inc.	1,123	75

Houston Wire & Cable Co.	1,544	21

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Distribution/Wholesale – 1.0% – continued

MWI Veterinary Supply, Inc. *	1,607	$240

Owens & Minor, Inc.	6,797	235

Pool Corp.	5,591	314

Rentrak Corp. *	2,207	72

ScanSource, Inc. *	4,003	139

Titan Machinery, Inc. *	632	10

United Stationers, Inc.	5,964	259

Watsco, Inc.	3,119	294
		1,877

Diversified Financial Services – 2.2%

Aircastle Ltd.	3,704	64

Arlington Asset Investment Corp., Class A	454	11

Atlanticus Holdings Corp. *	2,264	8

BGC Partners, Inc., Class A	1,530	9

Calamos Asset Management, Inc., Class A	1,513	15

California First National Bancorp	1,406	24

Cohen & Steers, Inc.	2,559	90

Credit Acceptance Corp. *	2,642	293

DFC Global Corp. *	4,062	45

Diamond Hill Investment Group, Inc.	877	94

Ellie Mae, Inc. *	3,900	125

Encore Capital Group, Inc. *	3,788	174

Evercore Partners, Inc., Class A	3,235	159

FBR & Co. *	955	26

Federal Agricultural Mortgage Corp., Class C	100	3

Financial Engines, Inc.	3,897	232

GAMCO Investors, Inc., Class A	2,067	157

GFI Group, Inc.	8,594	34

Home Loan Servicing Solutions Ltd.	2,900	64

Interactive Brokers Group, Inc., Class A	6,396	120

INTL. FCStone, Inc. *	3,385	69

Investment Technology Group, Inc. *	7,952	125

Janus Capital Group, Inc.	17,812	152

JMP Group, Inc.	644	4

MarketAxess Holdings, Inc.	3,976	239

MicroFinancial, Inc.	1,682	13

Nelnet, Inc., Class A	5,023	193

NewStar Financial, Inc. *	1,344	25

Outerwall, Inc. *	3,440	172

Piper Jaffray Cos. *	2,191	75

Portfolio Recovery Associates, Inc. *	5,718	343

Pzena Investment Management, Inc., Class A	3,421	23

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Diversified Financial Services – 2.2% – continued

Siebert Financial Corp. *	758	$1

Stifel Financial Corp. *	5,514	227

SWS Group, Inc. *	1,990	11

Virtus Investment Partners, Inc. *	756	123

Walter Investment Management Corp. *	5,108	202

Westwood Holdings Group, Inc.	422	20

World Acceptance Corp. *	2,639	237
		4,001

Electric – 1.7%

ALLETE, Inc.	4,201	203

Avista Corp.	7,671	203

Black Hills Corp.	4,845	242

Cleco Corp.	6,927	311

El Paso Electric Co.	5,461	182

Empire District Electric Co.	4,445	96

IDACORP, Inc.	6,390	309

MGE Energy, Inc.	2,327	127

NorthWestern Corp.	4,003	180

Ormat Technologies, Inc.	1,191	32

Otter Tail Corp.	3,895	108

Pike Electric Corp.	7,274	82

PNM Resources, Inc.	11,190	253

Portland General Electric Co.	9,315	263

UIL Holdings Corp.	5,966	222

Unitil Corp.	2,948	86

UNS Energy Corp.	4,942	230
		3,129

Electrical Components & Equipment – 1.4%

Acuity Brands, Inc.	4,870	448

Advanced Energy Industries, Inc. *	7,710	135

Belden, Inc.	5,983	383

Encore Wire Corp.	1,171	46

EnerSys, Inc.	4,849	294

Espey Manufacturing & Electronics Corp.	3,300	95

Generac Holdings, Inc.	2,297	98

General Cable Corp.	5,686	181

Graham Corp.	2,021	73

Insteel Industries, Inc.	1,500	24

Littelfuse, Inc.	2,408	189

Orion Energy Systems, Inc. *	1,050	4

Powell Industries, Inc. *	2,381	146

PowerSecure International, Inc. *	1,080	17

SL Industries, Inc.	739	18

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Electrical Components & Equipment – 1.4% – continued

SunPower Corp. *	5,856	$153

Ultralife Corp. *	1,821	7

Universal Display Corp. *	4,394	141
		2,452

Electronics – 2.5%

American Science & Engineering, Inc.	1,560	94

Analogic Corp.	2,039	169

Badger Meter, Inc.	2,910	135

Bel Fuse, Inc., Class B	1,214	21

Benchmark Electronics, Inc. *	5,199	119

Brady Corp., Class A	6,672	203

Checkpoint Systems, Inc. *	5,169	86

Coherent, Inc.	2,849	175

CTS Corp.	5,665	89

CyberOptics Corp. *	3,353	21

Electro Scientific Industries, Inc.	4,747	56

ESCO Technologies, Inc.	2,932	97

FARO Technologies, Inc. *	3,744	158

FEI Co.	4,382	385

II-VI, Inc. *	5,071	95

Itron, Inc. *	3,761	161

Measurement Specialties, Inc. *	2,513	136

Mesa Laboratories, Inc.	1,469	99

Methode Electronics, Inc.	6,109	171

MOCON, Inc.	5,420	74

Multi-Fineline Electronix, Inc. *	3,970	64

Newport Corp. *	5,617	88

NVE Corp. *	1,230	63

OSI Systems, Inc. *	2,204	164

Parametric Sound Corp. *	800	10

Park Electrochemical Corp.	3,787	108

Plexus Corp. *	3,945	147

Rofin-Sinar Technologies, Inc. *	4,165	101

Rogers Corp. *	2,800	167

Sanmina Corp. *	10,167	178

Sparton Corp. *	652	17

Stoneridge, Inc. *	803	9

Taser International, Inc. *	3,263	49

Transcat, Inc. *	83	1

TTM Technologies, Inc. *	7,666	75

Viasystems Group, Inc. *	2,843	41

Vishay Intertechnology, Inc. *	14,406	186

Vishay Precision Group, Inc. *	165	2

Watts Water Technologies, Inc., Class A	3,655	206

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Electronics – 2.5% – continued

Woodward, Inc.	8,065	$329

Zygo Corp. *	1,058	17
		4,566

Energy - Alternate Sources – 0.2%

Clean Energy Fuels Corp. *	4,072	52

FutureFuel Corp.	2,500	45

Green Plains Renewable Energy, Inc.	3,263	52

REX American Resources Corp. *	4,473	138
		287

Engineering & Construction – 0.9%

Aegion Corp. *	5,615	133

Argan, Inc.	4,982	109

Dycom Industries, Inc. *	5,739	161

EMCOR Group, Inc.	7,535	295

Exponent, Inc.	2,526	181

Granite Construction, Inc.	5,631	172

Integrated Electrical Services, Inc. *	1,238	5

Layne Christensen Co. *	2,803	56

MasTec, Inc. *	6,375	193

Michael Baker Corp.	3,373	136

MYR Group, Inc. *	2,005	49

National Technical Systems, Inc. *	5,675	130

Orion Marine Group, Inc. *	917	10

Sterling Construction Co., Inc. *	354	3

VSE Corp.	1,311	62
		1,695

Entertainment – 1.0%

Carmike Cinemas, Inc. *	805	18

Churchill Downs, Inc.	1,905	165

DreamWorks Animation SKG, Inc., Class A *	7,524	214

International Speedway Corp., Class A	3,955	128

Isle of Capri Casinos, Inc. *	7,782	59

Lakes Entertainment, Inc. *	3,001	12

Marriott Vacations Worldwide Corp. *	3,100	136

Multimedia Games Holding Co., Inc. *	1,338	46

National CineMedia, Inc.	3,895	73

Pinnacle Entertainment, Inc. *	6,870	172

Reading International, Inc., Class A *	923	6

Rick’s Cabaret International, Inc. *	5,233	62

Scientific Games Corp., Class A *	7,048	114

SHFL Entertainment, Inc. *	3,377	78

Six Flags Entertainment Corp.	10,008	338

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Entertainment – 1.0% – continued

Speedway Motorsports, Inc.	1,815	$33

Vail Resorts, Inc.	3,473	241
		1,895

Environmental Control – 0.5%

Calgon Carbon Corp. *	7,213	137

Ceco Environmental Corp.	153	2

Darling International, Inc. *	13,315	282

Heritage-Crystal Clean, Inc. *	465	8

Mine Safety Appliances Co.	3,081	159

Sharps Compliance Corp. *	1,737	5

Tetra Tech, Inc. *	6,487	168

TRC Cos., Inc. *	1,548	12

US Ecology, Inc.	3,713	112
		885

Food – 2.2%

Amcon Distributing Co.	415	33

Arden Group, Inc., Class A	951	124

B&G Foods, Inc.	7,474	258

Boulder Brands, Inc. *	1,210	19

Bridgford Foods Corp.	342	3

Calavo Growers, Inc.	454	14

Cal-Maine Foods, Inc.	2,468	119

Chiquita Brands International, Inc. *	5,210	66

Fresh Del Monte Produce, Inc.	4,035	120

Fresh Market (The), Inc. *	3,029	143

Golden Enterprises, Inc.	424	2

Hain Celestial Group (The), Inc. *	4,572	353

Harris Teeter Supermarkets, Inc.	5,710	281

Ingles Markets, Inc., Class A	3,234	93

J&J Snack Foods Corp.	2,518	203

Lancaster Colony Corp.	2,072	162

Lifeway Foods, Inc.	277	4

Nash Finch Co.	2,652	70

Post Holdings, Inc. *	3,400	137

Sanderson Farms, Inc.	2,338	153

Seaboard Corp.	52	143

Seneca Foods Corp., Class A *	277	8

Snyders-Lance, Inc.	5,160	149

Spartan Stores, Inc.	1,927	42

SUPERVALU, Inc. *	22,945	189

Tootsie Roll Industries, Inc.	4,527	139

TreeHouse Foods, Inc. *	4,903	328

United Natural Foods, Inc. *	5,667	381

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Food – 2.2% – continued

Village Super Market, Inc., Class A	1,164	$44

Weis Markets, Inc.	2,963	145
		3,925

Forest Products & Paper – 0.8%

Boise, Inc.	10,138	128

Clearwater Paper Corp. *	2,674	128

Deltic Timber Corp.	1,432	93

KapStone Paper and Packaging Corp.	4,463	191

Neenah Paper, Inc.	5,250	206

Orchids Paper Products Co.	454	13

PH Glatfelter Co.	7,586	205

Resolute Forest Products, Inc. *	7,741	102

Schweitzer-Mauduit International, Inc.	5,158	312

Wausau Paper Corp.	3,132	41
		1,419

Gas – 0.9%

Chesapeake Utilities Corp.	2,556	134

Delta Natural Gas Co., Inc.	184	4

Laclede Group (The), Inc.	2,487	112

New Jersey Resources Corp.	4,711	208

Northwest Natural Gas Co.	3,623	152

Piedmont Natural Gas Co., Inc.	7,269	239

RGC Resources, Inc.	543	10

South Jersey Industries, Inc.	3,377	198

Southwest Gas Corp.	5,670	283

WGL Holdings, Inc.	6,014	257
		1,597

Hand/Machine Tools – 0.1%

Franklin Electric Co., Inc.	5,486	216

Healthcare - Products – 3.9%

Abaxis, Inc.	2,796	118

ABIOMED, Inc. *	5,927	113

Accuray, Inc. *	538	4

Affymetrix, Inc. *	5,625	35

Alere, Inc. *	8,800	269

Align Technology, Inc. *	7,912	381

Alphatec Holdings, Inc. *	1,344	3

AngioDynamics, Inc. *	7,863	104

ArthroCare Corp. *	4,270	152

AtriCure, Inc. *	1,966	22

Atrion Corp.	508	131

Baxano Surgical, Inc. *	1,786	2

BioTelemetry, Inc. *	1,210	12

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Healthcare - Products – 3.9% – continued

Bovie Medical Corp. *	1,160	$3

Bruker Corp. *	6,913	143

Cantel Medical Corp.	6,956	222

Cardiovascular Systems, Inc. *	4,762	95

Cepheid, Inc. *	8,169	319

Chindex International, Inc. *	4,273	73

CONMED Corp.	3,826	130

CryoLife, Inc.	923	6

Cutera, Inc. *	4,310	38

Cyberonics, Inc. *	3,125	159

Cynosure, Inc., Class A *	6,090	139

Daxor Corp.	522	4

DexCom, Inc. *	2,038	57

Digirad Corp. *	1,644	4

Endologix, Inc. *	3,840	62

Exactech, Inc. *	5,672	114

Female Health (The) Co.	773	8

Genomic Health, Inc. *	2,100	64

Greatbatch, Inc. *	4,190	143

Haemonetics Corp. *	6,984	278

Hanger, Inc. *	4,395	148

Hansen Medical, Inc. *	1,520	3

Hill-Rom Holdings, Inc.	4,800	172

ICU Medical, Inc. *	2,481	169

Insulet Corp. *	1,776	64

Integra LifeSciences Holdings Corp. *	2,983	120

Iridex Corp. *	100	1

LCA-Vision, Inc. *	6,087	22

LeMaitre Vascular, Inc.	11,223	75

Luminex Corp. *	4,897	98

MAKO Surgical Corp. *	476	14

Masimo Corp.	6,598	176

Medical Action Industries, Inc. *	5,484	36

Merge Healthcare, Inc. *	1,663	4

Meridian Bioscience, Inc.	4,029	95

Merit Medical Systems, Inc. *	6,586	80

Natus Medical, Inc. *	8,282	117

NuVasive, Inc. *	7,498	184

NxStage Medical, Inc. *	4,160	55

OraSure Technologies, Inc. *	10,534	63

Orthofix International N.V. *	3,735	78

Quidel Corp. *	5,217	148

Rochester Medical Corp. *	1,044	21

Rockwell Medical, Inc. *	917	10

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Healthcare - Products – 3.9% – continued

Span-America Medical Systems, Inc.	2,086	$45

Spectranetics Corp. *	4,673	78

STERIS Corp.	6,209	267

SurModics, Inc. *	4,642	110

Symmetry Medical, Inc. *	8,443	69

Thoratec Corp. *	6,145	229

United-Guardian, Inc.	460	12

Utah Medical Products, Inc.	2,064	123

Vascular Solutions, Inc. *	4,503	76

Volcano Corp. *	5,473	131

West Pharmaceutical Services, Inc.	8,876	365

Wright Medical Group, Inc. *	4,677	122
		6,987

Healthcare - Services – 2.2%

Addus HomeCare Corp. *	5,512	160

Air Methods Corp.	5,561	237

Alliance HealthCare Services, Inc. *	6,382	177

Almost Family, Inc.	4,230	82

Amsurg Corp. *	4,247	169

Bio-Reference Labs, Inc. *	5,024	150

Capital Senior Living Corp. *	3,266	69

Centene Corp. *	5,573	356

Emeritus Corp. *	5,006	93

Ensign Group (The), Inc.	3,919	161

Gentiva Health Services, Inc. *	7,000	84

HealthSouth Corp.	10,315	356

Healthways, Inc. *	4,800	89

IPC The Hospitalist Co., Inc. *	2,642	135

Kindred Healthcare, Inc.	6,316	85

LHC Group, Inc. *	2,793	65

LifePoint Hospitals, Inc. *	5,300	247

Magellan Health Services, Inc. *	3,985	239

Medcath Corp. (1)	7,953	–

Molina Healthcare, Inc. *	3,958	141

National Healthcare Corp.	2,960	140

RadNet, Inc. *	26,699	64

Skilled Healthcare Group, Inc., Class A *	12,164	53

Triple-S Management Corp., Class B *	5,993	110

U.S. Physical Therapy, Inc.	3,376	105

Vanguard Health Systems, Inc. *	4,700	99

WellCare Health Plans, Inc. *	4,818	336
		4,002

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Holding Companies – Diversified – 0.1%

Harbinger Group, Inc. *	10,336	$107

Resource America, Inc., Class A	1,529	12
		119

Home Builders – 0.9%

AMREP Corp. *	5,193	45

Beazer Homes USA, Inc. *	156	3

Brookfield Residential Properties, Inc. *	11,618	268

Cavco Industries, Inc. *	2,461	140

Hovnanian Enterprises, Inc., Class A *	1,350	7

KB Home	6,807	123

M/I Homes, Inc. *	2,110	44

MDC Holdings, Inc.	5,779	173

Meritage Homes Corp. *	4,414	190

Nobility Homes, Inc. *	858	8

Ryland Group (The), Inc.	4,003	162

Standard Pacific Corp. *	7,500	59

Thor Industries, Inc.	4,091	237

Winnebago Industries, Inc. *	3,694	96
		1,555

Home Furnishings – 0.6%

American Woodmark Corp. *	2,946	102

Daktronics, Inc.	8,656	97

Emerson Radio Corp. *	2,592	5

Ethan Allen Interiors, Inc.	4,308	120

Flexsteel Industries, Inc.	4,302	107

Hooker Furniture Corp.	4,613	69

iRobot Corp. *	2,838	107

Kimball International, Inc., Class B	2,871	32

La-Z-Boy, Inc.	6,679	152

Select Comfort Corp. *	5,835	142

Stanley Furniture Co., Inc. *	1,105	4

TiVo, Inc. *	7,963	99

Universal Electronics, Inc. *	1,181	43

VOXX International Corp. *	763	10
		1,089

Household Products/Wares – 0.4%

ACCO Brands Corp. *	8,898	59

Central Garden and Pet Co., Class A *	3,449	24

CSS Industries, Inc.	1,191	28

Helen of Troy Ltd. *	3,546	157

Prestige Brands Holdings, Inc. *	5,149	155

Spectrum Brands Holdings, Inc.	2,800	184

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Household Products/Wares – 0.4% – continued

WD-40 Co.	3,111	$202
		809

Insurance – 3.4%

American Equity Investment Life Holding Co.	7,441	158

American Safety Insurance Holdings Ltd. *	5,106	154

AMERISAFE, Inc.	3,031	108

Amtrust Financial Services, Inc.	4,434	173

Argo Group International Holdings Ltd.	3,777	162

Atlantic American Corp.	6,501	26

Baldwin & Lyons, Inc., Class B	2,846	69

Citizens, Inc. *	9,548	82

CNO Financial Group, Inc.	22,070	318

Crawford & Co., Class B	13,444	130

Donegal Group, Inc., Class A	1,246	17

Eastern Insurance Holdings, Inc.	1,002	24

eHealth, Inc. *	4,009	129

EMC Insurance Group, Inc.	4,519	136

Employers Holdings, Inc.	5,233	156

Endurance Specialty Holdings Ltd.	4,410	237

FBL Financial Group, Inc., Class A	1,589	71

First Acceptance Corp. *	2,414	4

First American Financial Corp.	9,033	220

GAINSCO, Inc.	614	5

Global Indemnity PLC *	459	12

Greenlight Capital Re Ltd., Class A *	3,400	97

Hallmark Financial Services, Inc. *	640	6

Hanover Insurance Group (The), Inc.	5,455	302

Hilltop Holdings, Inc. *	2,253	42

Horace Mann Educators Corp.	3,212	91

Independence Holding Co.	746	11

Infinity Property & Casualty Corp.	2,227	144

Investors Title Co.	1,622	122

Kansas City Life Insurance Co.	1,595	71

Kemper Corp.	4,408	148

Maiden Holdings Ltd.	164	2

Meadowbrook Insurance Group, Inc.	2,883	19

MGIC Investment Corp. *	17,480	127

Montpelier Re Holdings Ltd.	7,701	201

National Interstate Corp.	2,645	74

National Western Life Insurance Co., Class A	463	93

Navigators Group (The), Inc. *	1,100	64

OneBeacon Insurance Group Ltd., Class A	3,395	50

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Insurance – 3.4% – continued

Phoenix (The) Cos., Inc. *	253	$10

Platinum Underwriters Holdings Ltd.	4,103	245

Primerica, Inc.	4,874	197

Primus Guaranty Ltd. *	1,524	15

Protective Life Corp.	8,170	348

Radian Group, Inc.	11,559	161

RLI Corp.	2,528	221

Safety Insurance Group, Inc.	2,023	107

Selective Insurance Group, Inc.	4,729	116

StanCorp Financial Group, Inc.	4,414	243

Stewart Information Services Corp.	4,172	133

Symetra Financial Corp.	8,441	150

Tower Group International Ltd.	4,082	29

Unico American Corp.	114	1

United Fire Group, Inc.	4,020	122

Universal Insurance Holdings, Inc.	1,237	9
		6,162

Internet – 2.3%

1-800-Flowers.com, Inc., Class A *	2,808	14

AOL, Inc. *	6,145	212

AsiaInfo-Linkage, Inc. *	7,067	82

Blucora, Inc. *	2,410	55

Blue Nile, Inc. *	2,822	115

BroadSoft, Inc. *	2,978	107

Cogent Communications Group, Inc.	6,212	200

comScore, Inc. *	2,489	72

Crexendo, Inc. *	1,188	4

Dealertrack Technologies, Inc. *	5,786	248

eGain Corp. *	8,800	133

ePlus, Inc.	3,370	174

Global Sources Ltd. *	3,322	25

HealthStream, Inc. *	3,889	147

ICG Group, Inc. *	7,376	105

Internap Network Services Corp. *	3,114	22

iPass, Inc. *	1,489	3

Lionbridge Technologies, Inc. *	2,108	8

Liquidity Services, Inc. *	3,521	118

Move, Inc. *	1,986	34

Move, Inc. - (Fractional Shares) *	25,000	–

NIC, Inc.	6,721	155

OpenTable, Inc. *	2,546	178

Orbitz Worldwide, Inc. *	2,462	24

Overstock.com, Inc. *	732	22

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Internet – 2.3% – continued

PC-Tel, Inc.	1,058	$9

Perficient, Inc. *	2,436	45

Reis, Inc. *	1,941	31

Saba Software, Inc. *	1,250	13

Safeguard Scientifics, Inc. *	2,408	38

Sapient Corp. *	14,392	224

Shutterfly, Inc. *	3,162	177

Sourcefire, Inc. *	4,090	310

SPS Commerce, Inc. *	1,100	74

Stamps.com, Inc. *	4,128	190

support.com, Inc. *	2,249	12

Travelzoo, Inc. *	2,939	78

Trulia, Inc. *	414	19

United Online, Inc.	15,232	122

Unwired Planet, Inc. *	2,425	4

ValueClick, Inc. *	8,021	167

VASCO Data Security International, Inc. *	2,430	19

VirnetX Holding Corp. *	2,104	43

Vocus, Inc. *	5,790	54

Web.com Group, Inc. *	5,202	168

WebMD Health Corp. *	5,895	169

XO Group, Inc. *	500	6

Zix Corp. *	2,688	13
		4,242

Investment Companies – 0.5%

Apollo Investment Corp.	17,890	146

BlackRock Kelso Capital Corp.	8,855	84

Capital Southwest Corp.	2,788	95

Fifth Street Finance Corp.	11,800	121

Gladstone Investment Corp.	918	7

Harris & Harris Group, Inc. *	1,080	3

Hercules Technology Growth Capital, Inc.	2,249	34

KCAP Financial, Inc.	1,228	11

Main Street Capital Corp.	1,491	45

MCG Capital Corp.	3,836	19

Medallion Financial Corp.	636	10

NGP Capital Resources Co.	660	5

PennantPark Investment Corp.	902	10

Prospect Capital Corp.	16,159	181

Solar Capital Ltd.	4,604	102

Solar Senior Capital Ltd.	400	7

TICC Capital Corp.	1,080	11

Triangle Capital Corp.	2,663	78
		969

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Iron/Steel – 0.2%

Commercial Metals Co.	12,664	$215

Great Northern Iron Ore Properties	227	16

Shiloh Industries, Inc.	1,218	16

Universal Stainless & Alloy Products, Inc. *	2,219	72
		319

Leisure Time – 0.7%

Arctic Cat, Inc.	2,943	168

Bowl America, Inc., Class A	460	6

Brunswick Corp.	9,820	392

Callaway Golf Co.	8,936	64

Interval Leisure Group, Inc.	5,529	131

Johnson Outdoors, Inc., Class A *	2,972	80

Life Time Fitness, Inc. *	4,472	230

Marine Products Corp.	2,110	19

Town Sports International Holdings, Inc.	2,568	33

WMS Industries, Inc. *	6,059	157
		1,280

Lodging – 0.1%

Boyd Gaming Corp. *	935	13

Marcus Corp.	1,941	28

Monarch Casino & Resort, Inc. *	742	14

Morgans Hotel Group Co. *	6,591	51

Orient-Express Hotels Ltd., Class A *	5,320	69

Red Lion Hotels Corp. *	920	5
		180

Machinery - Construction & Mining – 0.2%

Astec Industries, Inc.	2,663	96

Hyster-Yale Materials Handling, Inc.	2,014	180
		276

Machinery - Diversified – 1.9%

Alamo Group, Inc.	914	45

Altra Holdings, Inc.	5,361	144

Applied Industrial Technologies, Inc.	5,329	274

Briggs & Stratton Corp.	5,191	104

Chart Industries, Inc. *	3,609	444

ClearSign Combustion Corp. *	7,500	52

Cognex Corp.	9,590	301

Columbus McKinnon Corp. *	1,141	27

DXP Enterprises, Inc. *	3,023	239

Flow International Corp. *	5,011	20

Global Power Equipment Group, Inc.	3,336	67

Gorman-Rupp (The) Co.	3,311	133

Hollysys Automation Technologies Ltd. *	3,302	49

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Machinery – Diversified – 1.9% – continued

Hurco Cos., Inc.	880	$23

Kadant, Inc.	700	24

Key Technology, Inc. *	3,860	54

Lindsay Corp.	2,080	170

Manitowoc (The) Co., Inc.	14,254	279

Middleby (The) Corp. *	2,200	460

NACCO Industries, Inc., Class A	1,207	67

Tecumseh Products Co., Class A *	936	8

Tennant Co.	2,390	148

Twin Disc, Inc.	2,217	58

Zebra Technologies Corp., Class A *	5,600	255
		3,445

Media – 0.7%

Belo Corp., Class A	6,000	82

Courier Corp.	7,838	124

Crown Media Holdings, Inc., Class A *	3,297	10

Daily Journal Corp. *	1,012	149

Entercom Communications Corp., Class A *	5,047	44

Journal Communications, Inc., Class A *	3,428	29

LIN Media LLC, Class A *	2,858	58

Meredith Corp.	4,021	192

New York Times (The) Co., Class A *	15,127	190

Nexstar Broadcasting Group, Inc., Class A	1,600	71

Saga Communications, Inc., Class A	796	36

Scholastic Corp.	3,081	88

Sinclair Broadcast Group, Inc., Class A	4,751	159

World Wrestling Entertainment, Inc., Class A	5,941	61
		1,293

Metal Fabrication/Hardware – 1.1%

A.M. Castle & Co. *	4,310	69

Ampco-Pittsburgh Corp.	1,455	26

CIRCOR International, Inc.	2,229	139

Dynamic Materials Corp.	2,580	60

Eastern (The) Co.	3,234	52

Furmanite Corp. *	7,381	73

Haynes International, Inc.	2,029	92

Kaydon Corp.	3,101	110

Lawson Products, Inc. *	1,923	20

LB Foster Co., Class A	3,699	169

Mueller Industries, Inc.	4,551	253

Mueller Water Products, Inc., Class A	14,767	118

Northwest Pipe Co. *	3,521	116

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Metal Fabrication/Hardware – 1.1% – continued

Olympic Steel, Inc.	2,390	$66

Omega Flex, Inc.	455	9

RBC Bearings, Inc. *	3,411	225

RTI International Metals, Inc. *	4,041	130

Sun Hydraulics Corp.	2,849	103

Worthington Industries, Inc.	7,124	245
		2,075

Mining – 0.6%

AMCOL International Corp.	2,021	66

Century Aluminum Co. *	3,482	28

Coeur Mining, Inc. *	9,721	117

Globe Specialty Metals, Inc.	7,897	122

Gold Resource Corp.	11,555	77

Horsehead Holding Corp. *	7,128	89

Kaiser Aluminum Corp.	2,153	153

Materion Corp.	3,090	99

Stillwater Mining Co. *	12,719	140

United States Lime & Minerals, Inc. *	1,480	87

US Silica Holdings, Inc.	1,900	47
		1,025

Miscellaneous Manufacturing – 2.3%

A.O. Smith Corp.	7,962	360

Actuant Corp., Class A	7,008	272

American Railcar Industries, Inc.	2,863	112

AZZ, Inc.	4,418	185

Barnes Group, Inc.	5,033	176

Blount International, Inc. *	4,712	57

Chase Corp.	426	12

CLARCOR, Inc.	5,649	314

EnPro Industries, Inc. *	3,313	199

Federal Signal Corp. *	11,351	146

FreightCar America, Inc.	3,386	70

GP Strategies Corp. *	747	20

Harsco Corp.	8,700	217

Hexcel Corp. *	9,609	373

Hillenbrand, Inc.	7,437	204

John Bean Technologies Corp.	3,100	77

Koppers Holdings, Inc.	1,760	75

LSB Industries, Inc. *	2,477	83

Movado Group, Inc.	2,774	121

Myers Industries, Inc.	2,840	57

NL Industries, Inc.	2,807	32

Polypore International, Inc. *	5,094	209

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Miscellaneous Manufacturing – 2.3% – continued

Raven Industries, Inc.	4,634	$152

Smith & Wesson Holding Corp. *	1,096	12

Standex International Corp.	2,533	150

Sturm Ruger & Co., Inc.	2,268	142

Synalloy Corp.	100	2

Tredegar Corp.	5,233	136

Trimas Corp. *	4,996	186
		4,151

Office Furnishings – 0.4%

Compx International, Inc.	1	–

Herman Miller, Inc.	4,751	139

HNI Corp.	4,707	170

Interface, Inc.	6,689	133

Knoll, Inc.	6,043	102

Steelcase, Inc., Class A	9,635	160

Virco Manufacturing Corp. *	1,533	3
		707

Oil & Gas – 3.0%

Adams Resources & Energy, Inc.	2,285	127

Alon USA Energy, Inc.	4,886	50

Approach Resources, Inc. *	2,933	77

Berry Petroleum Co., Class A	5,269	227

Bill Barrett Corp. *	3,100	78

Bonanza Creek Energy, Inc. *	1,100	53

Callon Petroleum Co. *	5,342	29

Carrizo Oil & Gas, Inc. *	7,052	263

Clayton Williams Energy, Inc. *	1,883	99

Comstock Resources, Inc.	3,848	61

Contango Oil & Gas Co.	3,680	135

Delek US Holdings, Inc.	2,923	62

Diamondback Energy, Inc. *	2,200	94

Energy XXI Bermuda Ltd.	9,271	280

EPL Oil & Gas, Inc. *	3,309	123

Evolution Petroleum Corp. *	6,152	69

FX Energy, Inc. *	6,000	21

Goodrich Petroleum Corp. *	2,800	68

Gran Tierra Energy, Inc. *	32,756	232

Gulf Coast Ultra Deep Royalty Trust *	12,774	28

Gulfport Energy Corp. *	6,241	401

Halcon Resources Corp. *	4,036	18

Hercules Offshore, Inc. *	23,283	172

Isramco, Inc. *	1,466	182

Kodiak Oil & Gas Corp. *	30,418	367

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Oil & Gas – 3.0% – continued

Oasis Petroleum, Inc. *	6,791	$334

Panhandle Oil and Gas, Inc., Class A	3,029	86

PDC Energy, Inc. *	3,094	184

PetroQuest Energy, Inc. *	8,570	34

PrimeEnergy Corp. *	4,608	226

Rex Energy Corp. *	4,704	105

Rosetta Resources, Inc. *	6,309	344

SandRidge Energy, Inc. *	9,472	55

Stone Energy Corp. *	5,858	190

Texas Pacific Land Trust	1,180	100

Triangle Petroleum Corp. *	3,061	30

Vaalco Energy, Inc. *	9,511	53

W&T Offshore, Inc.	5,047	89

Warren Resources, Inc. *	2,378	7

Western Refining, Inc.	6,997	210
		5,363

Oil & Gas Services – 1.7%

Basic Energy Services, Inc. *	8,156	103

Bolt Technology Corp.	5,255	95

C&J Energy Services, Inc. *	4,700	94

CARBO Ceramics, Inc.	1,600	159

Dawson Geophysical Co. *	2,476	80

Exterran Holdings, Inc. *	10,281	283

Geospace Technologies Corp. *	2,028	171

Gulf Island Fabrication, Inc.	3,793	93

Helix Energy Solutions Group, Inc. *	10,950	278

Hornbeck Offshore Services, Inc. *	3,526	203

ION Geophysical Corp. *	17,520	91

Key Energy Services, Inc. *	15,106	110

Matrix Service Co. *	3,535	69

Mitcham Industries, Inc. *	2,477	38

Natural Gas Services Group, Inc. *	4,187	112

Newpark Resources, Inc. *	11,712	148

Pioneer Energy Services Corp. *	7,007	53

RPC, Inc.	11,601	179

Steel Excel, Inc. *	2,478	73

T.G.C. Industries, Inc.	5,695	45

Targa Resources Corp.	4,135	302

Tesco Corp. *	8,200	136

TETRA Technologies, Inc. *	7,251	91

Willbros Group, Inc. *	8,260	76
		3,082

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Packaging & Containers – 0.2%

AEP Industries, Inc. *	1,889	$140

Graphic Packaging Holding Co. *	15,260	131
		271

Pharmaceuticals – 2.9%

Akorn, Inc. *	9,157	180

Amicus Therapeutics, Inc. *	1,704	4

Anika Therapeutics, Inc. *	4,772	114

Array BioPharma, Inc. *	2,130	13

Auxilium Pharmaceuticals, Inc. *	6,094	111

AVANIR Pharmaceuticals, Inc., Class A *	30,462	129

BioDelivery Sciences International, Inc. *	1,664	9

BioScrip, Inc. *	4,472	39

BioSpecifics Technologies Corp. *	1,577	31

Cadence Pharmaceuticals, Inc. *	3,900	25

Clovis Oncology, Inc. *	5,197	316

Cumberland Pharmaceuticals, Inc. *	100	–

Depomed, Inc. *	10,430	78

Derma Sciences, Inc. *	9,600	119

Dyax Corp. *	1,989	14

Endocyte, Inc. *	4,800	64

Furiex Pharmaceuticals, Inc. *	2,700	119

Hi-Tech Pharmacal Co., Inc.	3,451	149

Hyperion Therapeutics, Inc. *	3,000	78

Idenix Pharmaceuticals, Inc. *	1,818	9

Impax Laboratories, Inc. *	7,204	148

Infinity Pharmaceuticals, Inc. *	1,041	18

Isis Pharmaceuticals, Inc. *	11,666	438

Lannett Co., Inc. *	9,664	211

Natural Alternatives International, Inc. *	567	3

Nature’s Sunshine Products, Inc.	6,072	116

Nektar Therapeutics *	6,517	68

Neogen Corp. *	2,599	158

Neurocrine Biosciences, Inc. *	1,518	17

Nutraceutical International Corp.	1,585	38

Omega Protein Corp. *	769	8

Opko Health, Inc. *	8,455	74

Optimer Pharmaceuticals, Inc. *	6,942	87

Orexigen Therapeutics, Inc. *	32,437	199

Osiris Therapeutics, Inc. *	2,090	35

Pacira Pharmaceuticals, Inc. *	3,200	154

Pain Therapeutics, Inc. *	3,435	9

PharMerica Corp. *	6,198	82

Pozen, Inc. *	1,041	6

Progenics Pharmaceuticals, Inc. *	1,104	6

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Pharmaceuticals – 2.9% – continued

Questcor Pharmaceuticals, Inc.	5,699	$331

Raptor Pharmaceutical Corp. *	11,900	178

Repros Therapeutics, Inc. *	3,500	94

Sagent Pharmaceuticals, Inc. *	2,545	52

Santarus, Inc. *	6,090	137

Sarepta Therapeutics, Inc. *	2,200	104

Sciclone Pharmaceuticals, Inc. *	1,805	9

Sucampo Pharmaceuticals, Inc., Class A *	9,115	57

Synageva BioPharma Corp. *	521	33

Synta Pharmaceuticals Corp. *	7,113	45

USANA Health Sciences, Inc. *	2,680	233

Vanda Pharmaceuticals, Inc. *	632	7

VCA Antech, Inc. *	5,500	151

ViroPharma, Inc. *	9,392	369
		5,276

Pipelines – 0.2%

Crosstex Energy, Inc.	2,825	59

SemGroup Corp., Class A	4,874	278
		337

Real Estate – 0.3%

Alexander & Baldwin, Inc. *	4,830	174

AV Homes, Inc. *	5,232	91

Consolidated-Tomoka Land Co.	1,787	69

Forestar Group, Inc. *	5,608	121

Kennedy-Wilson Holdings, Inc.	1,662	31

St. Joe (The) Co. *	5,413	106

Stratus Properties, Inc. *	114	2

Trinity Place Holdings, Inc. *	913	3
		597

Real Estate Investment Trusts – 7.2%

Acadia Realty Trust	5,067	125

AG Mortgage Investment Trust, Inc.	4,100	68

Agree Realty Corp.	4,051	122

Alexander’s, Inc.	463	132

American Assets Trust, Inc.	3,407	104

American Realty Capital Properties, Inc.	2,600	32

AmREIT, Inc.	200	3

Anworth Mortgage Asset Corp.	10,827	52

Apollo Commercial Real Estate Finance, Inc.	5,506	84

Apollo Residential Mortgage, Inc.	1,800	26

Arbor Realty Trust, Inc.	13,864	94

Ares Commercial Real Estate Corp.	3,400	42

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Real Estate Investment Trusts – 7.2% – continued

ARMOUR Residential REIT, Inc.	37,528	$158

Ashford Hospitality Trust, Inc.	14,486	179

Associated Estates Realty Corp.	4,299	64

Brandywine Realty Trust	19,617	259

BRT Realty Trust *	15,341	110

Campus Crest Communities, Inc.	2,900	31

CapLease, Inc.	13,956	118

Capstead Mortgage Corp.	9,555	112

Cedar Realty Trust, Inc.	12,882	67

Chatham Lodging Trust	2,000	36

Chesapeake Lodging Trust	6,202	146

Colonial Properties Trust	12,541	282

Colony Financial, Inc.	8,140	163

CommonWealth REIT	8,548	187

CoreSite Realty Corp.	2,186	74

Corporate Office Properties Trust	2,400	55

Cousins Properties, Inc.	9,646	99

CubeSmart	17,109	305

DCT Industrial Trust, Inc.	24,783	178

DiamondRock Hospitality Co.	22,158	236

DuPont Fabros Technology, Inc.	7,983	206

Dynex Capital, Inc.	6,084	53

EastGroup Properties, Inc.	3,670	217

Education Realty Trust, Inc.	11,935	109

EPR Properties	6,405	312

Equity One, Inc.	8,063	176

Excel Trust, Inc.	4,517	54

FelCor Lodging Trust, Inc. *	12,015	74

First Industrial Realty Trust, Inc.	9,952	162

First Potomac Realty Trust	8,367	105

Franklin Street Properties Corp.	11,039	141

Geo Group (The), Inc.	9,325	310

Getty Realty Corp.	3,744	73

Gladstone Commercial Corp.	6,181	111

Glimcher Realty Trust	15,420	150

Gramercy Property Trust, Inc. *	1,928	8

Gyrodyne Co. of America, Inc.	744	56

Healthcare Realty Trust, Inc.	11,251	260

Hersha Hospitality Trust	19,066	107

Highwoods Properties, Inc.	7,869	278

Hudson Pacific Properties, Inc.	3,440	67

Inland Real Estate Corp.	9,728	100

Invesco Mortgage Capital, Inc.	15,190	234

Investors Real Estate Trust	10,187	84

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Real Estate Investment Trusts – 7.2% – continued

iStar Financial, Inc. *	7,844	$94

Kite Realty Group Trust	1,519	9

LaSalle Hotel Properties	10,320	294

Lexington Realty Trust	16,433	185

LTC Properties, Inc.	2,805	107

Medical Properties Trust, Inc.	14,960	182

Monmouth Real Estate Investment Corp., Class A	6,532	59

MPG Office Trust, Inc. *	17,939	56

National Health Investors, Inc.	3,670	209

New Residential Investment Corp.	21,347	141

New York Mortgage Trust, Inc.	2,425	15

Newcastle Investment Corp.	17,547	99

NorthStar Realty Finance Corp.	12,722	118

One Liberty Properties, Inc.	3,598	73

Parkway Properties, Inc.	6,696	119

Pebblebrook Hotel Trust	5,675	163

Pennsylvania Real Estate Investment Trust	7,098	133

PennyMac Mortgage Investment Trust	6,540	148

PMC Commercial Trust	635	6

Post Properties, Inc.	6,019	271

Potlatch Corp.	4,574	181

PS Business Parks, Inc.	1,922	143

RAIT Financial Trust	16,596	118

Ramco-Gershenson Properties Trust	7,848	121

Redwood Trust, Inc.	8,770	173

Resource Capital Corp.	6,215	37

Retail Opportunity Investments Corp.	8,449	117

RLJ Lodging Trust	13,400	315

Rouse Properties, Inc.	4,200	86

Ryman Hospitality Properties, Inc.	4,020	139

Sabra Health Care REIT, Inc.	4,027	93

Saul Centers, Inc.	2,002	93

Silver Bay Realty Trust Corp.	1,051	16

Sotherly Hotels, Inc.	443	2

Sovran Self Storage, Inc.	3,675	278

STAG Industrial, Inc.	1,500	30

Starwood Property Trust, Inc.	13,051	313

Strategic Hotels & Resorts, Inc. *	19,667	171

Summit Hotel Properties, Inc.	6,700	62

Sun Communities, Inc.	4,685	200

Sunstone Hotel Investors, Inc.	14,782	188

Terreno Realty Corp.	3,370	60

UMH Properties, Inc.	1,731	17

Universal Health Realty Income Trust	1,167	49

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Real Estate Investment Trusts – 7.2% – continued

Urstadt Biddle Properties, Inc., Class A	2,860	$57

Washington Real Estate Investment Trust	8,376	212

Western Asset Mortgage Capital Corp.	2,100	34

Whitestone REIT	4,064	60

Winthrop Realty Trust	7,289	81
		13,117

Retail – 6.2%

Aeropostale, Inc. *	7,531	71

AFC Enterprises, Inc. *	3,156	138

ALCO Stores, Inc. *	600	8

America’s Car-Mart, Inc. *	2,080	94

ANN, Inc. *	1,156	42

Asbury Automotive Group, Inc. *	4,397	234

Big 5 Sporting Goods Corp.	1,509	24

Biglari Holdings, Inc. *	229	95

BJ’s Restaurants, Inc. *	2,544	73

Bob Evans Farms, Inc.	3,609	207

Books-A-Million, Inc. *	1,979	5

Brown Shoe Co., Inc.	6,387	150

Buckle (The), Inc.	3,094	167

Buffalo Wild Wings, Inc. *	2,368	263

Build-A-Bear Workshop, Inc. *	1,494	10

Carrols Restaurant Group, Inc. *	1,058	6

Casey’s General Stores, Inc.	5,897	433

Cash America International, Inc.	3,109	141

Cato (The) Corp., Class A	2,771	78

CEC Entertainment, Inc.	4,410	202

Cheesecake Factory (The), Inc.	6,101	268

Children’s Place Retail Stores (The), Inc. *	3,094	179

Christopher & Banks Corp. *	2,113	15

Citi Trends, Inc. *	902	16

Conn’s, Inc. *	2,204	110

Cracker Barrel Old Country Store, Inc.	2,556	264

Denny’s Corp. *	1,652	10

Destination Maternity Corp.	1,139	36

DineEquity, Inc.	2,241	155

Einstein Noah Restaurant Group, Inc.	7,526	130

Express, Inc. *	9,886	233

Ezcorp, Inc., Class A *	4,774	81

Famous Dave’s Of America, Inc. *	1,817	29

Fiesta Restaurant Group, Inc. *	1,158	44

Finish Line (The), Inc., Class A	5,464	136

First Cash Financial Services, Inc. *	3,353	194

Francesca’s Holdings Corp. *	3,800	71

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Retail – 6.2% – continued

Fred’s, Inc., Class A	4,959	$78

Frisch’s Restaurants, Inc.	2,750	66

Gaiam, Inc., Class A *	600	3

Genesco, Inc. *	2,704	177

Group 1 Automotive, Inc.	2,490	193

Haverty Furniture Cos., Inc.	3,674	90

Hibbett Sports, Inc. *	3,944	222

HSN, Inc.	5,054	271

Jack in the Box, Inc. *	5,628	225

Jos A Bank Clothiers, Inc. *	3,982	175

Kirkland’s, Inc. *	3,390	63

Kona Grill, Inc. *	5,047	59

Krispy Kreme Doughnuts, Inc. *	8,425	163

Lithia Motors, Inc., Class A	2,692	196

Luby’s, Inc. *	1,073	8

Lumber Liquidators Holdings, Inc. *	3,277	350

Mattress Firm Holding Corp. *	1,900	60

Men’s Wearhouse (The), Inc.	5,629	192

Nathan’s Famous, Inc. *	1,400	74

New York & Co., Inc. *	1,796	10

Office Depot, Inc. *	25,709	124

OfficeMax, Inc.	13,320	170

Pantry (The), Inc. *	593	7

Papa John’s International, Inc.	2,059	144

PC Connection, Inc.	3,235	49

PCM, Inc. *	794	7

Penske Automotive Group, Inc.	7,545	322

Pep Boys-Manny Moe & Jack (The) *	6,372	80

PetMed Express, Inc.	2,249	37

Pier 1 Imports, Inc.	12,456	243

Pricesmart, Inc.	2,469	235

Red Robin Gourmet Burgers, Inc. *	5,192	369

Regis Corp.	7,545	111

Rite Aid Corp. *	14,521	69

Ruby Tuesday, Inc. *	11,014	83

rue21, Inc. *	2,018	81

Rush Enterprises, Inc., Class A *	4,297	114

Ruth’s Hospitality Group, Inc.	2,539	30

Saks, Inc. *	10,538	168

Shoe Carnival, Inc.	3,209	87

Sonic Automotive, Inc., Class A	6,170	147

Sonic Corp. *	9,687	172

Stage Stores, Inc.	5,324	102

Stein Mart, Inc.	2,570	35

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Retail – 6.2% – continued

Susser Holdings Corp. *	719	$38

Systemax, Inc.	5,779	54

Texas Roadhouse, Inc.	7,946	209

Tile Shop Holdings, Inc. *	3,400	100

Tuesday Morning Corp. *	1,060	16

Vera Bradley, Inc. *	459	9

Vitamin Shoppe, Inc. *	3,297	144

Wendy’s (The) Co.	30,800	261

West Marine, Inc. *	636	8

Wet Seal (The), Inc., Class A *	1,989	8

World Fuel Services Corp.	6,937	259

Zale Corp. *	1,967	30

Zumiez, Inc. *	3,172	87
		11,296

Savings & Loans – 1.3%

Astoria Financial Corp.	8,909	111

Banc of California, Inc.	632	9

Bank Mutual Corp.	4,330	27

BankFinancial Corp.	1,490	13

Beneficial Mutual Bancorp, Inc. *	7,547	75

Berkshire Hills Bancorp, Inc.	7,529	189

BofI Holding, Inc. *	1,600	104

Brookline Bancorp, Inc.	4,740	45

Cape Bancorp, Inc.	786	7

Cheviot Financial Corp.	492	5

Chicopee Bancorp, Inc.	632	11

Clifton Savings Bancorp, Inc.	2,269	28

Dime Community Bancshares, Inc.	2,244	37

ESB Financial Corp.	551	7

ESSA Bancorp, Inc.	632	7

First Clover Leaf Financial Corp.	167	1

First Defiance Financial Corp.	1,292	30

First Financial Northwest, Inc.	640	7

Flushing Financial Corp.	1,360	25

Fox Chase Bancorp, Inc.	4,793	83

Heritage Financial Group, Inc.	3,000	52

HF Financial Corp.	465	6

Hingham Institution for Savings	64	4

Home Federal Bancorp, Inc.	2,709	34

Investors Bancorp, Inc.	2,539	56

Kearny Financial Corp. *	7,096	73

Kentucky First Federal Bancorp	562	5

Lake Shore Bancorp, Inc.	267	3

Meridian Interstate Bancorp, Inc. *	598	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Savings & Loans – 1.3% – continued

Meta Financial Group, Inc.	1,350	$51

MutualFirst Financial, Inc.	346	5

NASB Financial, Inc. *	3,779	104

Northeast Community Bancorp, Inc.	721	5

Northfield Bancorp, Inc.	6,592	80

Northwest Bancshares, Inc.	8,004	106

OceanFirst Financial Corp.	4,309	73

Oritani Financial Corp.	7,492	123

Provident Financial Services, Inc.	7,344	119

Provident New York Bancorp	2,990	33

Prudential Bancorp, Inc. of Pennsylvania *	990	10

Pulaski Financial Corp.	597	6

Rockville Financial, Inc.	934	12

Roma Financial Corp. *	4,611	86

Severn Bancorp, Inc. *	1,182	6

SI Financial Group, Inc.	729	8

Simplicity Bancorp, Inc.	485	8

Teche Holding Co.	142	7

TF Financial Corp.	199	6

United Financial Bancorp, Inc.	3,112	50

Washington Federal, Inc.	8,077	167

Waterstone Financial, Inc. *	2,670	27

Westfield Financial, Inc.	1,804	13

WSFS Financial Corp.	2,356	142
		2,314

Semiconductors – 2.8%

ATMI, Inc. *	4,954	131

Brooks Automation, Inc.	7,961	74

Cabot Microelectronics Corp. *	2,536	98

Cascade Microtech, Inc. *	359	3

Cavium, Inc. *	3,402	140

Ceva, Inc. *	2,180	38

Cirrus Logic, Inc. *	9,029	205

Cohu, Inc.	4,231	46

Diodes, Inc. *	4,328	106

DSP Group, Inc. *	1,963	14

Emulex Corp. *	9,517	74

Entegris, Inc. *	18,043	183

Exar Corp. *	9,194	123

Fairchild Semiconductor International, Inc. *	10,827	150

Hittite Microwave Corp. *	3,586	234

Integrated Device Technology, Inc. *	13,618	128

International Rectifier Corp. *	6,552	162

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Semiconductors – 2.8% – continued

Intersil Corp., Class A	18,808	$211

IXYS Corp.	7,959	77

Kopin Corp. *	5,483	22

Kulicke & Soffa Industries, Inc. *	9,474	110

Lattice Semiconductor Corp. *	12,851	57

LTX-Credence Corp. *	12,391	82

Magnachip Semiconductor Corp. *	3,600	78

Micrel, Inc.	8,278	76

Microsemi Corp. *	9,729	236

MKS Instruments, Inc.	6,239	166

Monolithic Power Systems, Inc.	3,678	111

Nanometrics, Inc. *	2,400	39

OmniVision Technologies, Inc. *	800	12

Pericom Semiconductor Corp. *	1,660	13

Photronics, Inc. *	3,655	29

PLX Technology, Inc. *	936	6

PMC - Sierra, Inc. *	23,864	158

Power Integrations, Inc.	3,548	192

QLogic Corp. *	9,355	102

Rambus, Inc. *	5,872	55

Rovi Corp. *	6,600	127

Rudolph Technologies, Inc. *	1,944	22

Semtech Corp. *	6,076	182

Silicon Image, Inc. *	2,244	12

Silicon Laboratories, Inc. *	4,594	196

SunEdison, Inc. *	14,700	117

Supertex, Inc.	3,416	87

Tessera Technologies, Inc.	5,632	109

TriQuint Semiconductor, Inc. *	11,100	90

Ultratech, Inc. *	3,524	107

Veeco Instruments, Inc. *	3,928	146

Volterra Semiconductor Corp. *	2,825	65
		5,001

Software – 4.3%

Accelrys, Inc. *	2,670	26

ACI Worldwide, Inc. *	4,371	236

Actuate Corp. *	1,051	8

Acxiom Corp. *	6,251	178

Advent Software, Inc.	5,051	160

American Software, Inc., Class A	12,136	104

Aspen Technology, Inc. *	9,271	320

athenahealth, Inc. *	3,825	415

Audience, Inc. *	4,300	48

Blackbaud, Inc.	4,408	172

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Software – 4.3% – continued

Bottomline Technologies de, Inc. *	4,314	$120

Callidus Software, Inc. *	1,538	14

CommVault Systems, Inc. *	4,698	413

Computer Programs & Systems, Inc.	3,083	180

Cornerstone OnDemand, Inc. *	3,200	165

CSG Systems International, Inc.	4,444	111

Datawatch Corp. *	4,500	126

Digi International, Inc. *	4,295	43

Digital River, Inc. *	7,548	135

Envestnet, Inc. *	1,900	59

EPAM Systems, Inc. *	3,000	104

Epiq Systems, Inc.	1,682	22

Exa Corp. *	1,035	16

Fair Isaac Corp.	4,712	261

Geeknet, Inc. *	6,623	112

Guidance Software, Inc. *	100	1

inContact, Inc. *	6,358	53

InnerWorkings, Inc. *	928	9

Innodata, Inc. *	1,500	4

Interactive Intelligence Group, Inc. *	2,482	158

ManTech International Corp., Class A	3,094	89

MedAssets, Inc. *	8,908	226

Medidata Solutions, Inc. *	2,663	263

MicroStrategy, Inc., Class A *	1,002	104

Official Payments Holdings, Inc. *	764	6

Omnicell, Inc. *	4,663	110

PDF Solutions, Inc. *	1,400	30

Pegasystems, Inc.	2,778	111

Progress Software Corp. *	7,390	191

PROS Holdings, Inc. *	3,914	134

PTC, Inc. *	11,939	339

QAD, Inc., Class B	642	7

Qlik Technologies, Inc. *	9,113	312

Quality Systems, Inc.	4,133	90

RealPage, Inc. *	7,251	168

Rosetta Stone, Inc. *	4,700	76

Schawk, Inc.	4,318	64

SciQuest, Inc. *	1,600	36

Seachange International, Inc. *	1,080	12

SS&C Technologies Holdings, Inc. *	2,204	84

Synchronoss Technologies, Inc. *	4,374	167

SYNNEX Corp. *	2,955	182

Take-Two Interactive Software, Inc. *	10,345	188

Tyler Technologies, Inc. *	4,681	409

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Software – 4.3% – continued

Ultimate Software Group (The), Inc. *	2,943	$434

Verint Systems, Inc. *	4,023	149

Wayside Technology Group, Inc.	1,345	17
		7,771

Storage/Warehousing – 0.1%

Mobile Mini, Inc. *	4,258	145

Telecommunications – 2.7%

8x8, Inc. *	12,015	121

ADTRAN, Inc.	7,800	208

Alteva	98	1

Anaren, Inc. *	4,105	105

ARRIS Group, Inc. *	11,272	192

Aruba Networks, Inc. *	13,033	217

Atlantic Tele-Network, Inc.	1,101	57

Aware, Inc.	538	3

Black Box Corp.	3,521	108

Ciena Corp. *	11,043	276

Cincinnati Bell, Inc. *	24,663	67

Communications Systems, Inc.	2,431	27

Comtech Telecommunications Corp.	2,793	68

Comverse, Inc. *	1,884	60

Consolidated Communications Holdings, Inc.	4,275	74

DigitalGlobe, Inc. *	7,072	224

EarthLink, Inc.	14,765	73

Extreme Networks, Inc. *	4,748	25

Finisar Corp. *	10,110	229

General Communication, Inc., Class A *	3,985	38

Globecomm Systems, Inc. *	1,225	17

Harmonic, Inc. *	9,635	74

HickoryTech Corp.	4,391	50

IDT Corp., Class B	1,551	27

Infinera Corp. *	8,449	96

InterDigital, Inc.	4,713	176

Ixia *	7,434	116

KVH Industries, Inc. *	5,394	74

LogMeIn, Inc. *	3,835	119

Loral Space & Communications, Inc.	1,832	124

Lumos Networks Corp.	987	21

NETGEAR, Inc. *	4,144	128

NeuStar, Inc., Class A *	5,827	288

NII Holdings, Inc. *	9,200	56

NTELOS Holdings Corp.	1,999	38

Numerex Corp., Class A *	1,538	17

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Telecommunications – 2.7% – continued

Oplink Communications, Inc. *	6,032	$113

Plantronics, Inc.	5,191	239

Preformed Line Products Co.	698	50

Premiere Global Services, Inc. *	11,819	118

Procera Networks, Inc. *	3,300	51

RF Micro Devices, Inc. *	27,113	153

RigNet, Inc. *	2,972	108

Shenandoah Telecommunications Co.	1,504	36

Sonus Networks, Inc. *	15,055	51

Straight Path Communications, Inc., Class B *	725	4

Symmetricom, Inc. *	12,238	59

Tessco Technologies, Inc.	1,174	40

USA Mobility, Inc.	3,117	44

UTStarcom Holdings Corp. *	1,484	4

ViaSat, Inc. *	4,280	273
		4,937

Textiles – 0.2%

G&K Services, Inc., Class A	2,947	178

Hallwood Group (The), Inc. *	100	1

UniFirst Corp.	2,221	232
		411

Toys, Games & Hobbies – 0.0%

LeapFrog Enterprises, Inc. *	3,255	31

Transportation – 1.5%

Air Transport Services Group, Inc. *	2,810	21

Atlas Air Worldwide Holdings, Inc. *	2,929	135

Bristow Group, Inc.	4,067	296

CAI International, Inc. *	2,251	52

Celadon Group, Inc.	597	11

Con-way, Inc.	5,977	258

Covenant Transportation Group, Inc., Class A *	1,478	9

Forward Air Corp.	3,933	159

Golar LNG Ltd.	3,826	144

Gulfmark Offshore, Inc., Class A	2,971	151

Heartland Express, Inc.	7,821	111

International Shipholding Corp.	319	9

Knight Transportation, Inc.	7,060	117

Marten Transport Ltd.	5,576	96

Matson, Inc.	4,730	124

P.A.M. Transportation Services, Inc.	7,100	124

Pacer International, Inc. *	1,937	12

Patriot Transportation Holding, Inc. *	1,279	43

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Transportation – 1.5% – continued

PHI, Inc. (Non Voting) *	3,370	$127

Providence and Worcester Railroad Co.	7,307	147

Saia, Inc. *	2,847	89

Ship Finance International Ltd.	5,632	86

Universal Truckload Services, Inc.	3,613	96

UTi Worldwide, Inc.	11,100	168

Werner Enterprises, Inc.	5,364	125
		2,710

Trucking & Leasing – 0.4%

AMERCO	1,126	207

GATX Corp.	5,573	265

Greenbrier Cos., Inc. *	884	22

TAL International Group, Inc.	2,809	131

Textainer Group Holdings Ltd.	2,347	89

Willis Lease Finance Corp. *	608	10
		724

Water – 0.4%

American States Water Co.	4,800	132

Artesian Resources Corp., Class A	2,434	54

California Water Service Group	4,748	97

Connecticut Water Service, Inc.	2,500	80

Consolidated Water Co. Ltd.	3,764	56

Middlesex Water Co.	3,786	81

SJW Corp.	2,498	70

York Water Co.	3,016	61
		631
Total Common Stocks
(Cost $125,196)		179,368

MASTER LIMITED PARTNERSHIPS – 0.2%

Holding Companies - Diversified – 0.0%

Compass Diversified Holdings	3,820	68

Oil & Gas – 0.1%

Vanguard Natural Resources LLC	5,656	159

Pipelines – 0.1%

Niska Gas Storage Partners LLC, Class U	6,612	102
Total Master Limited Partnerships
(Cost $327)		329

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.0%

Electric – 0.0%

Genie Energy Ltd. *	1,025	$8
Total Preferred Stocks
(Cost $11)		8

RIGHTS – 0.0%

Healthcare - Products – 0.0%

American Medical Alert Corp. (2)*	13,109	–

Wright Medical Group, Inc. (Contingent Value Rights) *	5,624	2
		2

Pharmaceuticals – 0.0%

Forest Laboratories, Inc. (Contingent Value Rights) *	3,326	–
Total Rights
(Cost $20)		2

OTHER – 0.0% (3)

Escrow Adolor Corp.	1,241	–
Total Other
(Cost $ – )		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50 *	1,700	$ –

Tejon Ranch Co. Exp. 8/31/16, Strike $40.00 *	348	1
Total Warrants
(Cost $2)		1

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.9%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (4)(5)	1,591,199	$1,591
Total Investment Companies
(Cost $1,591)		1,591

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.0%

U.S. Treasury Bill, 0.07%, 10/17/13 (6)	$125	$125
Total Short-Term Investments
(Cost $125)		125

Total Investments – 99.9%
(Cost $127,272)		181,424

Other Assets less Liabilities – 0.1%		112
NET ASSETS – 100.0%		$181,536

(1)	Security has been deemed worthless and is a Level 3 investment.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Security listed as “escrow” is considered to be worthless.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $10,147,000 with net sales of approximately $8,556,000 during the six months ended September 30, 2013.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	15	$1,607	Long	12/13	$34

At September 30, 2013, the industry sectors for the Small Cap Core Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.0%
Consumer Staples	4.1
Energy	5.9
Financials	21.9
Health Care	13.6
Industrials	15.2
Information Technology	17.2
Materials	4.6
Telecommunication Services	0.6
Utilities	2.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Banks	$11,583		$16	$–	$11,599
Diversified Financial Services	4,000		1	–	4,001
Food	3,892		33	–	3,925
Healthcare - Products	6,983		4	–	6,987
Insurance	6,157		5	–	6,162
Leisure Time	1,274		6	–	1,280
Real Estate	593		4	–	597
All Other Industries	144,817	(1)	–	–	144,817
Master Limited Partnerships	329	(1)	–	–	329
Preferred Stocks	8	(1)	–	–	8
Rights	2	(1)	–	–	2
Warrants	1		–	–	1
Investment Companies	1,591		–	–	1,591
Short-Term Investments	–		125	–	125
Total Investments	$181,230		$194	$–	$181,424

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$34		$ –	$–	$34

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 and transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000s)	Reason
Common Stocks
Banks	$11	Valuations at bid price
Diversified Financial Services	1	Valuations at bid price
Healthcare - Products	4	Valuations at bid price
Leisure Time	6	Valuations at bid price
Real Estate	4	Valuations at bid price
Total	$26

Transfers from Level 2 to Level 1

Industry	Value (000s)	Reason
Common Stocks
Banks	$1	Valuations at last trade price
Internet	4	Valuations at last trade price
Total	$5

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1%

Advertising – 0.1%

Harte-Hanks, Inc.	267,760	$2,364

Aerospace/Defense – 2.2%

AAR Corp.	286,343	7,826

Alliant Techsystems, Inc.	22,033	2,150

Cubic Corp.	78,925	4,237

Curtiss-Wright Corp.	194,276	9,123

Ducommun, Inc. *	14,959	429

Esterline Technologies Corp. *	136,361	10,894

Kaman Corp.	29,874	1,131

Moog, Inc., Class A *	261,573	15,346

Orbital Sciences Corp. *	79,273	1,679
		52,815

Agriculture – 0.6%

Andersons (The), Inc.	95,302	6,662

Universal Corp.	157,257	8,009
		14,671

Airlines – 0.4%

Hawaiian Holdings, Inc. *	35,546	264

JetBlue Airways Corp. *	1,417,819	9,443
		9,707

Apparel – 1.3%

Columbia Sportswear Co.	164,069	9,882

Iconix Brand Group, Inc. *	371,771	12,350

Jones Group (The), Inc.	249,800	3,750

Perry Ellis International, Inc.	68,426	1,289

Skechers U.S.A., Inc., Class A *	34,637	1,078

Steven Madden Ltd. *	39,101	2,105

Unifi, Inc. *	61,194	1,429
		31,883

Auto Manufacturers – 0.1%

Oshkosh Corp. *	60,237	2,950

Auto Parts & Equipment – 1.2%

Cooper Tire & Rubber Co.	193,378	5,956

Cooper-Standard Holding, Inc. *	12,188	609

Dana Holding Corp.	615,781	14,065

Miller Industries, Inc.	90,596	1,538

Remy International, Inc.	21,915	444

Standard Motor Products, Inc.	105,010	3,377

Superior Industries International, Inc.	164,772	2,938
		28,927

Banks – 13.8%

Arrow Financial Corp.	8,454	216

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Banks – 13.8% – continued

Bancfirst Corp.	43,683	$2,362

Banco Latinoamericano de Comercio Exterior S.A., Class E	9,800	244

BancorpSouth, Inc.	353,531	7,049

Bank of the Ozarks, Inc.	61,483	2,951

Banner Corp.	13,300	508

BBCN Bancorp, Inc.	339,001	4,665

Boston Private Financial Holdings, Inc.	54,128	601

Bryn Mawr Bank Corp.	9,249	249

Capital City Bank Group, Inc. *	43,875	517

Cardinal Financial Corp.	159,963	2,644

Cathay General Bancorp	340,998	7,969

Centerstate Banks, Inc.	20,604	199

Central Pacific Financial Corp.	28,710	508

Chemical Financial Corp.	267,968	7,482

City Holding Co.	104,611	4,523

Columbia Banking System, Inc.	123,444	3,049

Community Bank System, Inc.	313,243	10,688

Community Trust Bancorp, Inc.	130,163	5,283

CVB Financial Corp.	408,434	5,522

Eagle Bancorp, Inc. *	17,614	498

Financial Institutions, Inc.	33,062	676

First Commonwealth Financial Corp.	67,023	509

First Financial Bancorp	343,965	5,218

First Financial Corp.	96,286	3,040

First Financial Holdings, Inc.	115,008	6,344

First Interstate Bancsystem, Inc.	12,613	305

First Merchants Corp.	168,615	2,922

First Midwest Bancorp, Inc.	380,086	5,743

First of Long Island (The) Corp.	6,215	242

FirstMerit Corp.	445,241	9,666

FNB Corp.	901,169	10,931

Fulton Financial Corp.	215,722	2,520

German American Bancorp, Inc.	8,671	219

Glacier Bancorp, Inc.	95,860	2,369

Great Southern Bancorp, Inc.	9,324	263

Hancock Holding Co.	118,169	3,708

Hanmi Financial Corp.	75,153	1,245

Heartland Financial USA, Inc.	102,752	2,863

Home BancShares, Inc.	223,754	6,795

Iberiabank Corp.	85,490	4,434

Independent Bank Corp.	145,993	5,212

International Bancshares Corp.	507,685	10,981

Lakeland Bancorp, Inc.	262,112	2,949

Lakeland Financial Corp.	85,542	2,793

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Banks – 13.8% – continued

MainSource Financial Group, Inc.	45,761	$695

MB Financial, Inc.	50,529	1,427

National Bankshares, Inc.	27,569	989

National Penn Bancshares, Inc.	454,353	4,566

NBT Bancorp, Inc.	185,551	4,264

PacWest Bancorp	31,313	1,076

Park National Corp.	56,711	4,485

Peoples Bancorp, Inc.	28,845	602

Pinnacle Financial Partners, Inc. *	167,154	4,983

PrivateBancorp, Inc.	328,328	7,026

Prosperity Bancshares, Inc.	261,221	16,154

Renasant Corp.	227,139	6,171

S&T Bancorp, Inc.	185,338	4,489

Sandy Spring Bancorp, Inc.	101,385	2,358

Sierra Bancorp	127,972	2,013

Simmons First National Corp., Class A	11,303	351

StellarOne Corp.	159,949	3,599

Sterling Bancorp	114,391	1,571

Susquehanna Bancshares, Inc.	1,043,761	13,099

SVB Financial Group *	107,127	9,253

Texas Capital Bancshares, Inc. *	111,546	5,128

Trico Bancshares	133,051	3,031

TrustCo Bank Corp. NY	64,493	384

Trustmark Corp.	381,776	9,774

UMB Financial Corp.	221,249	12,023

Umpqua Holdings Corp.	432,475	7,015

Union First Market Bankshares Corp.	155,531	3,635

United Bankshares, Inc.	294,558	8,536

Univest Corp. of Pennsylvania	11,428	215

ViewPoint Financial Group, Inc.	27,349	565

Washington Banking Co.	51,145	719

Washington Trust Bancorp, Inc.	144,492	4,541

Webster Financial Corp.	382,314	9,761

WesBanco, Inc.	124,532	3,702

Wilshire Bancorp, Inc.	292,601	2,394

Wintrust Financial Corp.	151,951	6,241
		326,509

Biotechnology – 0.2%

Bio-Rad Laboratories, Inc., Class A *	19,531	2,296

Cambrex Corp. *	20,560	271

PDL BioPharma, Inc.	315,826	2,517

Spectrum Pharmaceuticals, Inc.	41,095	345
		5,429

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Building Materials – 1.9%

Apogee Enterprises, Inc.	216,735	$6,433

Comfort Systems USA, Inc.	266,219	4,475

Gibraltar Industries, Inc. *	327,741	4,674

Griffon Corp.	338,195	4,241

Louisiana-Pacific Corp. *	219,579	3,862

Quanex Building Products Corp.	220,564	4,153

Simpson Manufacturing Co., Inc.	212,973	6,936

Texas Industries, Inc. *	51,814	3,436

Universal Forest Products, Inc.	154,230	6,493
		44,703

Chemicals – 2.9%

A. Schulman, Inc.	157,774	4,648

Aceto Corp.	306,061	4,781

Axiall Corp.	138,964	5,252

Cabot Corp.	132,478	5,658

Cytec Industries, Inc.	53,965	4,391

H.B. Fuller Co.	163,847	7,404

Innophos Holdings, Inc.	63,853	3,370

Minerals Technologies, Inc.	165,080	8,150

Olin Corp.	331,420	7,646

OM Group, Inc. *	244,531	8,260

Sensient Technologies Corp.	175,571	8,408
		67,968

Coal – 0.2%

Arch Coal, Inc.	24,689	102

Cloud Peak Energy, Inc. *	324,201	4,756
		4,858

Commercial Services – 3.7%

Aaron’s, Inc.	51,898	1,437

ABM Industries, Inc.	262,443	6,986

Barrett Business Services, Inc.	31,302	2,107

Bridgepoint Education, Inc. *	37,043	668

Brink’s (The) Co.	24,191	685

CDI Corp.	162,584	2,489

Consolidated Graphics, Inc. *	6,598	370

Convergys Corp.	567,420	10,639

Corporate Executive Board (The) Co.	17,263	1,254

Electro Rent Corp.	180,645	3,277

Ennis, Inc.	256,835	4,633

Global Cash Access Holdings, Inc. *	45,332	354

Great Lakes Dredge & Dock Corp.	192,015	1,425

ICF International, Inc. *	13,499	478

Kforce, Inc.	102,869	1,820

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Commercial Services – 3.7% – continued

Korn/Ferry International *	231,429	$4,952

MAXIMUS, Inc.	130,256	5,867

Multi-Color Corp.	105,745	3,588

Navigant Consulting, Inc. *	34,530	534

PHH Corp. *	498,859	11,843

Rent-A-Center, Inc.	350,758	13,364

Resources Connection, Inc.	27,928	379

Valassis Communications, Inc.	26,581	768

Viad Corp.	223,984	5,588

VistaPrint N.V. *	32,135	1,816
		87,321

Computers – 1.9%

Brocade Communications Systems, Inc. *	1,048,924	8,444

CACI International, Inc., Class A *	149,099	10,304

Cray, Inc. *	22,663	545

Electronics For Imaging, Inc. *	302,553	9,585

Insight Enterprises, Inc. *	429,367	8,124

Lexmark International, Inc., Class A	43,140	1,424

Mentor Graphics Corp.	274,855	6,423

Sykes Enterprises, Inc. *	10,071	180
		45,029

Cosmetics/Personal Care – 0.3%

Elizabeth Arden, Inc. *	71,293	2,632

Inter Parfums, Inc.	118,691	3,560
		6,192

Distribution/Wholesale – 0.7%

Core-Mark Holding Co., Inc.	88,564	5,884

Owens & Minor, Inc.	71,397	2,470

United Stationers, Inc.	176,333	7,670
		16,024

Diversified Financial Services – 1.7%

Air Lease Corp.	68,088	1,883

Aircastle Ltd.	225,644	3,928

Arlington Asset Investment Corp., Class A	21,593	514

Calamos Asset Management, Inc., Class A	94,604	945

Encore Capital Group, Inc. *	159,854	7,331

GFI Group, Inc.	170,951	675

Janus Capital Group, Inc.	269,930	2,297

Marlin Business Services Corp.	8,805	220

Nelnet, Inc., Class A	214,045	8,230

NewStar Financial, Inc. *	121,806	2,225

Oppenheimer Holdings, Inc., Class A	42,273	751

Outerwall, Inc. *	18,234	912

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Diversified Financial Services – 1.7% – continued

Stifel Financial Corp. *	150,894	$6,220

World Acceptance Corp. *	56,624	5,092
		41,223

Electric – 4.3%

ALLETE, Inc.	177,084	8,553

Avista Corp.	304,204	8,031

Black Hills Corp.	157,529	7,855

Cleco Corp.	272,369	12,213

El Paso Electric Co.	275,427	9,199

Empire District Electric Co.	186,280	4,035

Great Plains Energy, Inc.	35,467	787

IDACORP, Inc.	306,324	14,826

NorthWestern Corp.	189,733	8,523

Otter Tail Corp.	157,653	4,351

Pike Electric Corp.	21,657	245

PNM Resources, Inc.	363,944	8,236

Portland General Electric Co.	167,240	4,721

UNS Energy Corp.	215,198	10,033
		101,608

Electrical Components & Equipment – 0.4%

Advanced Energy Industries, Inc. *	109,312	1,915

Encore Wire Corp.	31,959	1,260

EnerSys, Inc.	84,753	5,139

Powell Industries, Inc. *	8,185	502
		8,816

Electronics – 3.1%

Benchmark Electronics, Inc. *	329,696	7,547

Brady Corp., Class A	328,037	10,005

CTS Corp.	354,826	5,595

ESCO Technologies, Inc.	18,098	601

Newport Corp. *	138,398	2,163

Park Electrochemical Corp.	117,428	3,364

Plexus Corp. *	171,686	6,387

Rofin-Sinar Technologies, Inc. *	217,536	5,266

Rogers Corp. *	122,708	7,299

Sanmina Corp. *	531,437	9,295

Tech Data Corp. *	13,767	687

Vishay Intertechnology, Inc. *	39,403	508

Watts Water Technologies, Inc., Class A	224,034	12,629

Woodward, Inc.	35,579	1,453

Zygo Corp. *	12,679	203
		73,002

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Energy - Alternate Sources – 0.1%

REX American Resources Corp. *	70,155	$2,157

Engineering & Construction – 1.3%

Aegion Corp. *	76,379	1,813

Dycom Industries, Inc. *	315,574	8,833

EMCOR Group, Inc.	375,471	14,692

Granite Construction, Inc.	196,122	6,001

MYR Group, Inc. *	14,365	349
		31,688

Entertainment – 0.3%

Carmike Cinemas, Inc. *	12,215	270

International Speedway Corp., Class A	91,070	2,941

Vail Resorts, Inc.	41,766	2,898
		6,109

Environmental Control – 0.4%

Darling International, Inc. *	303,702	6,426

Mine Safety Appliances Co.	18,882	975

Tetra Tech, Inc. *	44,450	1,151
		8,552

Food – 0.7%

Cal-Maine Foods, Inc.	16,498	793

Dole Food Co., Inc. *	124,951	1,702

Fresh Del Monte Produce, Inc.	313,945	9,318

Harris Teeter Supermarkets, Inc.	23,908	1,176

Ingles Markets, Inc., Class A	8,900	256

Sanderson Farms, Inc.	24,530	1,600

Seneca Foods Corp., Class A *	50,709	1,526

Spartan Stores, Inc.	14,990	331

Weis Markets, Inc.	18,415	901
		17,603

Forest Products & Paper – 1.2%

Boise, Inc.	649,563	8,184

Domtar Corp.	63,866	5,072

KapStone Paper and Packaging Corp.	138,193	5,915

Mercer International, Inc. *	321,603	2,280

Neenah Paper, Inc.	29,010	1,140

PH Glatfelter Co.	199,582	5,403

Schweitzer-Mauduit International, Inc.	16,732	1,013
		29,007

Gas – 1.3%

Chesapeake Utilities Corp.	6,583	346

Laclede Group (The), Inc.	100,662	4,530

South Jersey Industries, Inc.	60,400	3,538

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Gas – 1.3% – continued

Southwest Gas Corp.	272,622	$13,631

WGL Holdings, Inc.	177,289	7,572
		29,617

Hand/Machine Tools – 0.1%

Regal-Beloit Corp.	30,798	2,092

Healthcare - Products – 1.4%

AngioDynamics, Inc. *	163,845	2,163

Cantel Medical Corp.	124,776	3,974

CONMED Corp.	293,775	9,985

CryoLife, Inc.	253,400	1,774

Cynosure, Inc., Class A *	14,879	339

Greatbatch, Inc. *	189,879	6,462

Hanger, Inc. *	128,199	4,328

Natus Medical, Inc. *	20,803	295

Orthofix International N.V. *	13,318	278

PhotoMedex, Inc. *	14,218	226

Symmetry Medical, Inc. *	25,519	208

Teleflex, Inc.	28,145	2,316
		32,348

Healthcare - Services – 2.0%

Amedisys, Inc. *	125,919	2,168

Amsurg Corp. *	168,311	6,682

Capital Senior Living Corp. *	99,552	2,106

Centene Corp. *	94,621	6,052

Five Star Quality Care, Inc. *	471,345	2,437

Health Net, Inc. *	54,319	1,722

HealthSouth Corp.	59,712	2,059

LHC Group, Inc. *	12,043	283

LifePoint Hospitals, Inc. *	144,721	6,748

Magellan Health Services, Inc. *	107,446	6,442

Medcath Corp. (1)	106,845	–

National Healthcare Corp.	9,625	455

RadNet, Inc. *	152,162	367

Select Medical Holdings Corp.	95,513	771

Triple-S Management Corp., Class B *	200,396	3,685

Universal American Corp.	340,540	2,595

WellCare Health Plans, Inc. *	54,466	3,798
		48,370

Home Builders – 0.7%

Beazer Homes USA, Inc. *	73,311	1,320

Hovnanian Enterprises, Inc., Class A *	235,435	1,231

KB Home	149,066	2,686

MDC Holdings, Inc.	55,598	1,668

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Home Builders – 0.7% – continued

Meritage Homes Corp. *	110,184	$4,732

Ryland Group (The), Inc.	38,222	1,550

Standard Pacific Corp. *	512,757	4,056
		17,243

Home Furnishings – 0.5%

Ethan Allen Interiors, Inc.	114,258	3,184

Hooker Furniture Corp.	88,433	1,322

Kimball International, Inc., Class B	20,452	227

La-Z-Boy, Inc.	190,924	4,336

VOXX International Corp. *	183,741	2,517
		11,586

Household Products/Wares – 0.4%

ACCO Brands Corp. *	77,725	516

CSS Industries, Inc.	76,867	1,845

Helen of Troy Ltd. *	161,330	7,131
		9,492

Insurance – 5.0%

American Equity Investment Life Holding Co.	357,455	7,585

AMERISAFE, Inc.	71,300	2,532

Argo Group International Holdings Ltd.	28,043	1,202

Baldwin & Lyons, Inc., Class B	8,413	205

CNO Financial Group, Inc.	1,056,711	15,217

EMC Insurance Group, Inc.	57,030	1,721

Employers Holdings, Inc.	194,854	5,795

Endurance Specialty Holdings Ltd.	48,187	2,589

FBL Financial Group, Inc., Class A	23,345	1,048

First American Financial Corp.	370,554	9,023

Horace Mann Educators Corp.	287,759	8,167

Infinity Property & Casualty Corp.	3,500	226

Kemper Corp.	49,934	1,678

MGIC Investment Corp. *	439,376	3,199

Montpelier Re Holdings Ltd.	204,896	5,337

Navigators Group (The), Inc. *	115,633	6,680

Platinum Underwriters Holdings Ltd.	107,900	6,445

Primerica, Inc.	177,933	7,178

ProAssurance Corp.	42,320	1,907

Radian Group, Inc.	207,510	2,891

RLI Corp.	63,051	5,512

Safety Insurance Group, Inc.	36,876	1,953

Selective Insurance Group, Inc.	80,880	1,981

StanCorp Financial Group, Inc.	156,897	8,632

Stewart Information Services Corp.	15,351	491

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Insurance – 5.0% – continued

Symetra Financial Corp.	364,465	$6,495

United Fire Group, Inc.	101,545	3,094
		118,783

Internet – 0.9%

AOL, Inc. *	53,023	1,834

AsiaInfo-Linkage, Inc. *	16,008	185

Bankrate, Inc. *	68,492	1,409

Blucora, Inc. *	343,004	7,882

Dealertrack Technologies, Inc. *	37,172	1,592

ICG Group, Inc. *	26,018	369

PC-Tel, Inc.	126,160	1,117

Perficient, Inc. *	22,932	421

Sapient Corp. *	72,155	1,123

United Online, Inc.	658,814	5,257
		21,189

Investment Companies – 1.1%

Apollo Investment Corp.	792,980	6,463

Ares Capital Corp.	117,199	2,026

BlackRock Kelso Capital Corp.	236,489	2,244

Gladstone Capital Corp.	55,030	480

Hercules Technology Growth Capital, Inc.	342,923	5,230

Main Street Capital Corp.	32,074	960

Medallion Financial Corp.	14,944	222

MVC Capital, Inc.	161,979	2,116

Prospect Capital Corp.	476,346	5,326
		25,067

Iron/Steel – 0.1%

Steel Dynamics, Inc.	150,886	2,521

Leisure Time – 0.3%

Life Time Fitness, Inc. *	29,471	1,517

WMS Industries, Inc. *	173,198	4,494
		6,011

Lodging – 0.2%

Marcus Corp.	258,988	3,763

Machinery - Construction & Mining – 0.3%

Hyster-Yale Materials Handling, Inc.	89,690	8,043

Machinery - Diversified – 0.9%

Briggs & Stratton Corp.	417,355	8,397

Cognex Corp.	224,934	7,054

Columbus McKinnon Corp. *	13,409	322

Hollysys Automation Technologies Ltd. *	38,337	573

Intevac, Inc. *	185,499	1,087

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Machinery - Diversified – 0.9% – continued

Kadant, Inc.	37,602	$1,263

NACCO Industries, Inc., Class A	50,798	2,816
		21,512

Media – 1.1%

Digital Generation, Inc. *	46,671	604

Entercom Communications Corp., Class A *	297,620	2,613

EW Scripps (The) Co., Class A *	39,023	716

Journal Communications, Inc., Class A *	552,645	4,725

Meredith Corp.	128,369	6,113

New York Times (The) Co., Class A *	101,923	1,281

Scholastic Corp.	265,834	7,616

Washington Post (The) Co., Class B	5,081	3,106
		26,774

Metal Fabrication/Hardware – 0.2%

A.M. Castle & Co. *	120,725	1,944

Haynes International, Inc.	8,443	383

Olympic Steel, Inc.	68,411	1,900

RTI International Metals, Inc. *	20,901	670
		4,897

Mining – 0.6%

Coeur Mining, Inc. *	221,763	2,672

Hecla Mining Co.	269,888	848

Kaiser Aluminum Corp.	57,883	4,124

Materion Corp.	197,190	6,322

Stillwater Mining Co. *	50,602	557
		14,523

Miscellaneous Manufacturing – 1.6%

A.O. Smith Corp.	75,220	3,400

Actuant Corp., Class A	15,264	593

American Railcar Industries, Inc.	14,618	573

Barnes Group, Inc.	285,307	9,963

EnPro Industries, Inc. *	38,579	2,323

Fabrinet *	23,705	399

Movado Group, Inc.	17,471	764

Myers Industries, Inc.	315,149	6,338

Standex International Corp.	102,366	6,080

Tredegar Corp.	152,252	3,959

Trinity Industries, Inc.	54,224	2,459
		36,851

Office Furnishings – 0.0%

Steelcase, Inc., Class A	54,326	903

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Oil & Gas – 2.3%

Alon USA Energy, Inc.	188,056	$1,920

Approach Resources, Inc. *	34,889	917

Callon Petroleum Co. *	277,382	1,517

Carrizo Oil & Gas, Inc. *	101,219	3,777

Delek US Holdings, Inc.	182,092	3,840

Energy XXI Bermuda Ltd.	54,341	1,641

EPL Oil & Gas, Inc. *	26,876	997

Forest Oil Corp. *	27,497	168

Gran Tierra Energy, Inc. *	474,078	3,361

Northern Oil and Gas, Inc. *	43,667	630

Parker Drilling Co. *	81,549	465

Patterson-UTI Energy, Inc.	100,245	2,143

PDC Energy, Inc. *	163,359	9,727

Resolute Energy Corp. *	90,478	757

Rex Energy Corp. *	110,672	2,468

Stone Energy Corp. *	352,274	11,424

Vaalco Energy, Inc. *	449,983	2,511

W&T Offshore, Inc.	308,471	5,466

Western Refining, Inc.	56,721	1,704
		55,433

Oil & Gas Services – 2.1%

Basic Energy Services, Inc. *	37,270	471

C&J Energy Services, Inc. *	37,047	744

Dawson Geophysical Co. *	5,513	179

Dril-Quip, Inc. *	18,332	2,104

Helix Energy Solutions Group, Inc. *	325,911	8,268

Hornbeck Offshore Services, Inc. *	254,358	14,610

Key Energy Services, Inc. *	720,923	5,256

Matrix Service Co. *	17,849	350

Natural Gas Services Group, Inc. *	143,803	3,857

Newpark Resources, Inc. *	731,847	9,265

Pioneer Energy Services Corp. *	299,781	2,251

SEACOR Holdings, Inc.	13,767	1,245

Steel Excel, Inc. *	23,633	694

Tesco Corp. *	26,664	442

TETRA Technologies, Inc. *	53,583	672
		50,408

Pharmaceuticals – 0.2%

Hi-Tech Pharmacal Co., Inc.	9,291	401

Impax Laboratories, Inc. *	46,889	961

Nutraceutical International Corp.	92,280	2,191

PharMerica Corp. *	20,331	270

Sciclone Pharmaceuticals, Inc. *	37,022	188

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Pharmaceuticals – 0.2% – continued

VCA Antech, Inc. *	60,611	$1,664
		5,675

Pipelines – 0.3%

Crosstex Energy, Inc.	271,155	5,665

Enbridge Energy Management LLC *	60,496	1,741

SemGroup Corp., Class A	7,878	449
		7,855

Real Estate Investment Trusts – 10.3%

Acadia Realty Trust	147,433	3,639

AG Mortgage Investment Trust, Inc.	61,228	1,018

Agree Realty Corp.	109,518	3,305

American Assets Trust, Inc.	27,184	829

Anworth Mortgage Asset Corp.	808,415	3,905

ARMOUR Residential REIT, Inc.	778,615	3,270

Associated Estates Realty Corp.	34,482	514

Campus Crest Communities, Inc.	44,193	477

CapLease, Inc.	91,109	773

Capstead Mortgage Corp.	461,547	5,432

CBL & Associates Properties, Inc.	268,493	5,128

Cedar Realty Trust, Inc.	582,380	3,017

Chesapeake Lodging Trust	33,251	783

Chimera Investment Corp.	703,497	2,139

Colonial Properties Trust	288,851	6,496

Corporate Office Properties Trust	69,961	1,616

DiamondRock Hospitality Co.	649,455	6,930

DuPont Fabros Technology, Inc.	174,844	4,506

Dynex Capital, Inc.	218,426	1,916

EPR Properties	271,215	13,219

Equity One, Inc.	301,716	6,595

First Industrial Realty Trust, Inc.	292,572	4,760

First Potomac Realty Trust	263,467	3,312

Franklin Street Properties Corp.	382,424	4,872

Geo Group (The), Inc.	284,273	9,452

Gladstone Commercial Corp.	39,430	708

Government Properties Income Trust	122,800	2,939

Healthcare Realty Trust, Inc.	249,172	5,758

Highwoods Properties, Inc.	228,308	8,062

Invesco Mortgage Capital, Inc.	418,674	6,443

Investors Real Estate Trust	352,364	2,907

Kite Realty Group Trust	404,996	2,402

LaSalle Hotel Properties	452,424	12,903

Lexington Realty Trust	327,883	3,682

LTC Properties, Inc.	192,463	7,310

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Real Estate Investment Trusts – 10.3% – continued

Mack-Cali Realty Corp.	60,193	$1,321

Medical Properties Trust, Inc.	912,142	11,101

MFA Financial, Inc.	540,270	4,025

National Health Investors, Inc.	92,376	5,255

New York Mortgage Trust, Inc.	132,118	826

NorthStar Realty Finance Corp.	773,411	7,177

One Liberty Properties, Inc.	65,734	1,333

Pebblebrook Hotel Trust	42,043	1,207

Pennsylvania Real Estate Investment Trust	301,137	5,631

Piedmont Office Realty Trust, Inc., Class A	114,779	1,993

PS Business Parks, Inc.	49,381	3,685

Ramco-Gershenson Properties Trust	249,507	3,845

Redwood Trust, Inc.	497,332	9,792

Resource Capital Corp.	594,599	3,532

Retail Opportunity Investments Corp.	45,478	628

RLJ Lodging Trust	418,180	9,823

Silver Bay Realty Trust Corp.	29,922	469

Starwood Property Trust, Inc.	173,011	4,147

Strategic Hotels & Resorts, Inc. *	574,305	4,985

Sunstone Hotel Investors, Inc.	65,139	830

Two Harbors Investment Corp.	310,658	3,016

Washington Real Estate Investment Trust	185,981	4,700

Weingarten Realty Investors	123,922	3,635

Winthrop Realty Trust	22,687	253
		244,226

Retail – 4.6%

Aeropostale, Inc. *	82,529	776

Biglari Holdings, Inc. *	982	405

Bob Evans Farms, Inc.	183,766	10,524

Casey’s General Stores, Inc.	60,744	4,465

Cash America International, Inc.	19,534	884

Children’s Place Retail Stores (The), Inc. *	15,396	891

DineEquity, Inc.	13,249	914

Einstein Noah Restaurant Group, Inc.	49,393	855

Fifth & Pacific Cos., Inc. *	280,636	7,052

Finish Line (The), Inc., Class A	33,711	838

Fred’s, Inc., Class A	373,269	5,842

Genesco, Inc. *	16,438	1,078

Group 1 Automotive, Inc.	96,700	7,512

Haverty Furniture Cos., Inc.	117,527	2,883

hhgregg, Inc. *	21,355	382

Men’s Wearhouse (The), Inc.	361,297	12,302

Pantry (The), Inc. *	163,499	1,812

PC Connection, Inc.	202,841	3,061

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Retail – 4.6% – continued

Penske Automotive Group, Inc.	259,914	$11,106

Pep Boys-Manny Moe & Jack (The) *	272,080	3,393

Pricesmart, Inc.	15,089	1,437

Rush Enterprises, Inc., Class A *	152,284	4,037

Saks, Inc. *	683,252	10,891

Shoe Carnival, Inc.	93,551	2,527

Sonic Automotive, Inc., Class A	122,971	2,927

Stage Stores, Inc.	284,539	5,463

Texas Roadhouse, Inc.	61,791	1,624

Wet Seal (The), Inc., Class A *	329,501	1,295

World Fuel Services Corp.	15,886	593
		107,769

Savings & Loans – 2.2%

Astoria Financial Corp.	306,317	3,811

BankFinancial Corp.	64,979	580

Berkshire Hills Bancorp, Inc.	69,797	1,753

Brookline Bancorp, Inc.	47,766	449

Dime Community Bancshares, Inc.	324,801	5,408

Flushing Financial Corp.	351,476	6,485

Northwest Bancshares, Inc.	333,297	4,406

OceanFirst Financial Corp.	88,203	1,492

Oritani Financial Corp.	31,062	511

Provident Financial Services, Inc.	496,640	8,051

Provident New York Bancorp	253,210	2,757

United Financial Bancorp, Inc.	176,485	2,854

Washington Federal, Inc.	383,624	7,933

WSFS Financial Corp.	75,825	4,568
		51,058

Semiconductors – 3.2%

Amkor Technology, Inc. *	378,719	1,625

ATMI, Inc. *	167,550	4,443

Brooks Automation, Inc.	590,406	5,497

Cirrus Logic, Inc. *	43,388	984

Diodes, Inc. *	31,518	772

Entegris, Inc. *	773,656	7,853

Fairchild Semiconductor International, Inc. *	74,945	1,041

GSI Technology, Inc. *	160,648	1,129

Intersil Corp., Class A	444,907	4,996

Kulicke & Soffa Industries, Inc. *	351,838	4,064

Lattice Semiconductor Corp. *	201,421	898

LTX-Credence Corp. *	109,465	720

MKS Instruments, Inc.	388,599	10,333

Nanometrics, Inc. *	57,275	923

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Semiconductors – 3.2% – continued

OmniVision Technologies, Inc. *	247,463	$3,789

Photronics, Inc. *	323,154	2,530

Power Integrations, Inc.	25,161	1,363

QLogic Corp. *	178,120	1,949

Rudolph Technologies, Inc. *	22,359	255

Semtech Corp. *	34,188	1,025

Silicon Image, Inc. *	357,183	1,907

Tessera Technologies, Inc.	181,868	3,519

TriQuint Semiconductor, Inc. *	889,486	7,232

Ultra Clean Holdings, Inc. *	99,254	686

Veeco Instruments, Inc. *	171,116	6,371
		75,904

Software – 1.7%

Acxiom Corp. *	245,537	6,971

Advent Software, Inc.	44,763	1,421

Blackbaud, Inc.	22,298	870

CSG Systems International, Inc.	23,249	582

Ebix, Inc.	21,099	210

Epiq Systems, Inc.	24,825	328

Fair Isaac Corp.	25,486	1,409

MicroStrategy, Inc., Class A *	9,769	1,014

Progress Software Corp. *	96,749	2,504

PTC, Inc. *	60,473	1,719

Schawk, Inc.	162,042	2,405

SS&C Technologies Holdings, Inc. *	41,017	1,563

SYNNEX Corp. *	221,828	13,631

Take-Two Interactive Software, Inc. *	255,121	4,633
		39,260

Storage/Warehousing – 0.4%

Mobile Mini, Inc. *	286,801	9,768

Telecommunications – 2.0%

Anaren, Inc. *	9,053	231

ARRIS Group, Inc. *	436,696	7,450

Black Box Corp.	11,044	338

Comtech Telecommunications Corp.	76,465	1,859

Consolidated Communications Holdings, Inc.	7,413	128

Extreme Networks, Inc. *	525,277	2,742

Finisar Corp. *	406,336	9,195

General Communication, Inc., Class A *	262,384	2,498

Globecomm Systems, Inc. *	16,193	227

Iridium Communications, Inc. *	52,437	361

NETGEAR, Inc. *	119,984	3,703

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Telecommunications – 2.0% – continued

Oplink Communications, Inc. *	171,842	$3,234

Premiere Global Services, Inc. *	411,924	4,103

RF Micro Devices, Inc. *	1,107,756	6,248

Shenandoah Telecommunications Co.	16,422	396

Telephone & Data Systems, Inc.	150,956	4,461
		47,174

Textiles – 0.4%

G&K Services, Inc., Class A	144,478	8,725

UniFirst Corp.	17,736	1,852
		10,577

Toys, Games & Hobbies – 0.0%

LeapFrog Enterprises, Inc. *	43,630	411

Transportation – 2.1%

Bristow Group, Inc.	224,717	16,350

Golar LNG Ltd.	55,113	2,076

Gulfmark Offshore, Inc., Class A	241,105	12,270

Marten Transport Ltd.	22,743	390

Patriot Transportation Holding, Inc. *	6,534	221

PHI, Inc. (Non Voting) *	93,544	3,527

Saia, Inc. *	180,680	5,634

Ship Finance International Ltd.	390,487	5,963

Tidewater, Inc.	33,879	2,009

Universal Truckload Services, Inc.	36,229	966
		49,406

Trucking & Leasing – 0.6%

AMERCO	25,913	4,771

Greenbrier Cos., Inc. *	120,731	2,986

TAL International Group, Inc.	112,591	5,261

Willis Lease Finance Corp. *	30,630	482
		13,500
Total Common Stocks
(Cost $1,687,767)		2,277,124

CONVERTIBLE PREFERRED STOCKS – 0.0%

Healthcare - Products – 0.0%

Alere, Inc., 3.00%	3,306	858
Total Convertible Preferred Stocks
(Cost $723)		858

	NUMBER OF SHARES	VALUE (000s)
MASTER LIMITED PARTNERSHIPS – 0.2%

Holding Companies - Diversified – 0.2%

Compass Diversified Holdings	220,951	$3,937
Total Master Limited Partnerships
(Cost $2,416)		3,937

OTHER – 0.0% (2)

Escrow DLB Oil & Gas	2,100	–

Escrow Gerber Scientific, Inc.	264,734	–
Total Other
(Cost $ – )		–

INVESTMENT COMPANIES – 2.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	57,918,266	57,918
Total Investment Companies
(Cost $57,918)		57,918

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.08%, 10/17/13 (5)	$7,209	$7,209
Total Short-Term Investments
(Cost $7,209)		7,209

Total Investments – 99.0%
(Cost $1,756,033)		2,347,046

Other Assets less Liabilities – 1.0%		23,101
NET ASSETS – 100.0%		$2,370,147

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $74,172,000 with net sales of approximately $16,254,000 during the six months ended September 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	31	$2,595	Long	12/13	$42
E-mini S&P MidCap 400	93	11,538	Long	12/13	139
Russell 2000 Mini Index	707	75,748	Long	12/13	1,138

Total					$1,319

At September 30, 2013, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	2.4
Energy	7.2
Financials	35.8
Health Care	4.1
Industrials	14.0
Information Technology	13.1
Materials	5.8
Telecommunication Services	0.5
Utilities	5.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$2,277,124	(1)	$ –	$–	$2,277,124
Convertible Preferred Stocks	858	(1)	–	–	858
Master Limited Partnerships	3,937	(1)	–	–	3,937
Investment Companies	57,918		–	–	57,918
Short-Term Investments	–		7,209	–	7,209
Total Investments	$2,339,837		$7,209	$–	$2,347,046

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,319	$–	$–	$1,319

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0%

Biotechnology – 3.9%

Alexion Pharmaceuticals, Inc. *	6,332	$735

Celgene Corp. *	3,146	484

Gilead Sciences, Inc. *	16,037	1,008

Illumina, Inc. *	10,563	854
		3,081

Commercial Services – 1.2%

Mastercard, Inc., Class A	1,390	935

Computers – 20.4%

Accenture PLC, Class A	11,868	874

Apple, Inc.	7,329	3,494

Cognizant Technology Solutions Corp., Class A *	25,845	2,122

EMC Corp.	84,459	2,159

Fortinet, Inc. *	58,031	1,176

International Business Machines Corp.	3,648	675

NetApp, Inc.	23,159	987

Qualys, Inc. *	28,499	610

Riverbed Technology, Inc. *	50,184	732

SanDisk Corp.	17,136	1,020

Teradata Corp. *	41,911	2,324
		16,173

Electronics – 3.9%

Amphenol Corp., Class A	9,680	749

FEI Co.	14,826	1,302

Trimble Navigation Ltd. *	36,206	1,075
		3,126

Healthcare - Products – 2.4%

Hologic, Inc. *	54,754	1,131

Intuitive Surgical, Inc. *	2,141	805
		1,936

Internet – 16.0%

Amazon.com, Inc. *	2,072	648

Brightcove, Inc. *	40,675	458

eBay, Inc. *	14,725	822

F5 Networks, Inc. *	18,603	1,595

Google, Inc., Class A *	4,050	3,547

LinkedIn Corp., Class A *	7,568	1,862

priceline.com, Inc. *	923	933

Rackspace Hosting, Inc. *	19,213	1,014

Splunk, Inc. *	12,560	754

TIBCO Software, Inc. *	41,787	1,069
		12,702

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Pharmaceuticals – 3.9%

Allergan, Inc.	10,388	$940

BioMarin Pharmaceutical, Inc. *	12,574	908

Jazz Pharmaceuticals PLC *	7,730	711

Medivation, Inc. *	9,150	548
		3,107

Semiconductors – 17.0%

Altera Corp.	21,588	802

ARM Holdings PLC ADR	34,091	1,641

ASML Holding N.V. (Registered)	10,226	1,010

Broadcom Corp., Class A	41,575	1,081

Intel Corp.	36,257	831

KLA-Tencor Corp.	21,816	1,328

Lam Research Corp. *	16,390	839

Linear Technology Corp.	28,094	1,114

Microchip Technology, Inc.	38,228	1,540

NXP Semiconductor N.V. *	25,786	960

QUALCOMM, Inc.	19,736	1,329

Xilinx, Inc.	20,827	976
		13,451

Software – 21.7%

Activision Blizzard, Inc.	36,012	600

Check Point Software Technologies Ltd. *	20,212	1,143

Citrix Systems, Inc. *	26,709	1,886

Fiserv, Inc. *	8,800	889

Imperva, Inc. *	12,080	508

Informatica Corp. *	22,945	894

Microsoft Corp.	21,801	726

Oracle Corp.	70,567	2,341

Proofpoint, Inc. *	33,104	1,063

Qlik Technologies, Inc. *	23,990	822

Red Hat, Inc. *	26,996	1,246

Salesforce.com, Inc. *	50,028	2,597

ServiceNow, Inc. *	8,275	430

SolarWinds, Inc. *	21,827	765

VMware, Inc., Class A *	16,288	1,318
		17,228

Telecommunications – 7.6%

Amdocs Ltd.	30,601	1,121

Aruba Networks, Inc. *	66,898	1,113

Cisco Systems, Inc.	96,964	2,271

Juniper Networks, Inc. *	51,019	1,013

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Telecommunications – 7.6% – continued

Procera Networks, Inc. *	33,266	$516
		6,034
Total Common Stocks
(Cost $63,708)		77,773

INVESTMENT COMPANIES – 1.6%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	1,311,657	1,312
Total Investment Companies
(Cost $1,312)		1,312

Total Investments – 99.6%
(Cost $65,020)		79,085

Other Assets less Liabilities – 0.4%		314
NET ASSETS – 100.0%		$79,399

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $966,000 with net purchases of approximately $346,000 during the six months ended September 30, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	2.0%
Health Care	10.5
Information Technology	87.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$77,773	(1)	$–	$–	$77,773
Investment Companies	1,312		–	–	1,312
Total Investments	$79,085		$–	$–	$79,085

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At Sepetmber 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2013 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 47 funds as of September 30, 2013, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Enhanced Large Cap, Income Equity, International Equity, Large Cap Equity, Large Cap Growth, Large Cap Value, Small Cap Core, Small Cap Value and Technology Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The NTGI PVC is responsible for making the final determination of the fair value of a security. In making its determination, the NTGI PVC considers factors that it deems appropriate to the determination of the fair value of a security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts, in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 9.

At September 30, 2013, the Small Cap Core and Small Cap Value Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $125,000 and $7,209,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2013.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2013, were approximately $1,000 for the International Equity Fund. Redemption fees for the fiscal year ended March 31, 2013, were approximately $2,000 for the International Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Enhanced Large Cap	Quarterly
Income Equity	Monthly
International Equity	Annually
Large Cap Equity	Quarterly
Large Cap Growth	Annually
Large Cap Value	Annually
Small Cap Core	Annually
Small Cap Value	Annually
Technology	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

asset values per share of the Funds. At March 31, 2013, the following reclassifications were recorded:

Amounts in thousands	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN/LOSS	CAPITAL STOCK
Enhanced Large Cap	$ — *	$ — *	$ —
Income Equity	1,276	(1,276)	—
International Equity	(76)	(654)	730
Large Cap Equity	(1)	(26)	27
Large Cap Growth	— *	(2,837)	2,837
Small Cap Core	19	(19)	—
Small Cap Value	(906)	906	—
Technology	637	— *	(637)

*	Amount rounds to less than one thousand.

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2012, through the fiscal year ended March 31, 2013, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Small Cap Core	$1,980
Technology	155

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD		LONG-TERM CAPITAL LOSS CARRYFORWARD
International Equity	$1,859	*	$513	*

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2016		MARCH 31, 2017		MARCH 31, 2018
Enhanced Large Cap	$ —		$9,555		$9,392
International Equity	3,623	*	41,562	*	155,401	*
Large Cap Equity	2,451	*	17,703	*	26,340	*
Large Cap Growth	2,806	*	8,394	*	20,105	*
Large Cap Value	—		52,575		61,413
Technology	—		2,755		10,853

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2018.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Enhanced Large Cap	$1	$ —	$2,271
Income Equity	143	5,634	64,057
International Equity	1,359	722	35,005
Large Cap Equity	33	28	25,936

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SEPTEMBER 30, 2013 (UNAUDITED)

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Large Cap Growth	$63	$ —	$46,290
Large Cap Value	498	—	24,277
Small Cap Core	—	1,249	43,392
Small Cap Value	3,554	7,645	525,334
Technology	—	—	10,059

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Enhanced Large Cap	$262	$ —
Income Equity	6,126	801
International Equity	4,471	—
Large Cap Equity	1,853	—
Large Cap Growth	400	—
Large Cap Value	2,897	—
Small Cap Core	2,216	419
Small Cap Value	25,500	44,644

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Enhanced Large Cap	$200	$ —
Income Equity	7,992	—
International Equity	4,171	—
Large Cap Equity	1,212	—
Large Cap Value	2,000	—
Small Cap Core	431	—
Small Cap Value	10,300	2,585

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2013, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2010 through March 31, 2012 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

J) NETTING AGREEMENTS The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2013, the Funds have not invested in any portfolio securities or entered into any derivative transactions with gross exposures shown on the Statements of Assets and Liabilities, that could be netted subject to netting agreements.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended

September 30, 2013.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended

September 30, 2013.

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 22, 2013, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 25, 2013 and will expire on November 24, 2014, unless renewed.

At September 30, 2013, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2013, on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Enhanced Large Cap	$100	1.18%
International Equity	2,600	1.20%
Large Cap Equity	300	1.19%
Large Cap Growth	900	1.20%
Large Cap Value	4,500	1.20%
Technology	700	1.20%

No other Funds incurred any interest expenses during the six months ended September 30, 2013.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2013, the investment adviser contractually agreed to reimburse the Funds for certain expenses (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and expense limitations for the six months ended September 30, 2013, for the Funds were as follows:

	CONTRACTUAL
Fund	ANNUAL ADVISORY FEES	EXPENSE LIMITATION
Enhanced Large Cap	0.30%	0.60%
Small Cap Core	0.85%	0.75%
Small Cap Value	0.85%	1.00%

	CONTRACTUAL ANNUAL ADVISORY FEE			CONTRACTUAL
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATION
Income Equity	0.85%	0.80%	0.77%	1.00%
International Equity	0.90%	0.85%	0.81%	1.06%
Large Cap Equity	0.75%	0.71%	0.68%	0.85%
Large Cap Growth	0.75%	0.71%	0.68%	0.85%
Large Cap Value	0.85%	0.80%	0.77%	0.85%
Technology	1.00%	0.94%	0.90%	1.25%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2014. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds. The transfer agent fees are reflected in the Funds’ Statements of Operations.

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SEPTEMBER 30, 2013 (UNAUDITED)

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The administration fees are reflected in the Funds’ Statements of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund invests its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and/or its affiliates. The uninvested cash of each of the Funds currently is invested in the Northern Institutional Diversified Assets Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Northern Institutional Diversified Assets Portfolio is 0.35 percent of the average daily net assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Northern Institutional Diversified Assets Portfolio. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expenses and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Enhanced Large Cap	$ —	$12,841	$ —	$8,850
Income Equity	—	21,723	—	22,447
International Equity	—	22,364	—	47,088
Large Cap Equity	—	26,738	—	44,502
Large Cap Growth	—	29,950	—	73,461
Large Cap Value	—	17,630	—	32,790
Small Cap Core	—	11,733	—	59,540
Small Cap Value	—	422,997	—	386,386
Technology	—	10,000	—	17,064

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2013, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Enhanced Large Cap	$2,292	$(176)	$2,116	$15,354
Income Equity	79,996	(6,462)	73,534	291,489
International Equity	63,489	(7,822)	55,667	208,212
Large Cap Equity	31,075	(1,083)	29,992	112,503
Large Cap Growth	52,775	(621)	52,154	118,694
Large Cap Value	25,727	(319)	25,408	82,505
Small Cap Core	58,014	(3,914)	54,100	127,324
Small Cap Value	613,280	(24,701)	588,579	1,758,467
Technology	15,574	(2,439)	13,135	65,950

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2013, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Enhanced Large Cap	457	$5,586	5	$60	(143)	$(1,724)	319	$3,922
Income Equity	2,929	43,747	99	1,480	(3,410)	(51,083)	(382)	(5,856)
International Equity	1,922	17,416	—	—	(4,819)	(43,218)	(2,897)	(25,802)
Large Cap Equity	165	2,905	28	495	(1,208)	(21,221)	(1,015)	(17,821)
Large Cap Growth	149	4,054	—	—	(1,868)	(51,078)	(1,719)	(47,024)
Large Cap Value	1,239	14,207	—	—	(2,114)	(24,161)	(875)	(9,954)
Small Cap Core	833	16,004	—	—	(3,691)	(74,453)	(2,858)	(58,449)
Small Cap Value	17,331	330,024	—	—	(13,462)	(261,894)	3,869	68,130
Technology	96	1,697	—	—	(464)	(7,968)	(368)	(6,271)

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SEPTEMBER 30, 2013 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2013, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Enhanced Large Cap	130		$1,320		14	$145	(374)	$(3,812)	(230)	$(2,347)
Income Equity	4,753		62,579		246	3,198	(9,962)	(129,437)	(4,963)	(63,660)
International Equity	11,171	*	86,435	*	209	1,723	(12,251)	(96,121)	(871)	(7,963)
Large Cap Equity	3,792	**	59,891	**	75	1,166	(4,171)	(65,753)	(304)	(4,696)
Large Cap Growth	5,128	***	122,067	***	15	356	(1,390)	(35,216)	3,753	87,207
Large Cap Value	600		5,880		210	2,063	(3,706)	(36,311)	(2,896)	(28,368)
Small Cap Core	2,113		34,528		32	530	(2,954)	(46,821)	(809)	(11,763)
Small Cap Value	28,512		476,446		3,968	65,027	(27,159)	(445,441)	5,321	96,032
Technology	926		14,964		—	—	(2,235)	(36,809)	(1,309)	(21,845)

*	Numbers include assets received in connection with fund reorganization of approximately 8,002,000 in shares sold and $61,134,000 in proceeds from shares sold. For further information on the reorganization, see Note 13.

**	Numbers include assets received in connection with fund reorganization of approximately 147,000 in shares sold and $2,226,000 in proceeds from shares sold. For further information on the reorganization, see Note 13.

***	Numbers include assets received in connection with fund reorganization of approximately 4,187,000 in shares sold and $98,937,000 in proceeds from shares sold. For further information on the reorganization, see Note 13.

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2013:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	COUNTERPARTY
Small Cap Core	Equity contracts	Net Assets — Unrealized appreciation	$34	*	Net Assets — Unrealized depreciation	$—	UBS
Small Cap Value	Equity contracts	Net Assets — Unrealized appreciation	1,319	*	Net Assets — Unrealized depreciation	—	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2013:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	$1,071
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	14,165

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
International Equity	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	$(3)
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(181)
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(856)

Volume of derivative activity for the six months ended September 30, 2013*:

	FUTURES EQUITY
	CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Small Cap Core	29	$642
Small Cap Value	81	4,499

*	Activity during the period is measured by number of trades during the period and average notional amount for futures equity contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

12. LEGAL PROCEEDINGS

In 2007, the Enhanced Large Cap Fund and the Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. On December 8, 2008, Tribune filed for bankruptcy in the U.S. Bankruptcy Court for the District of Delaware.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The Tribune litigation trustee appointed pursuant to Tribune’s plan of reorganization (the “Litigation Trustee”) has been substituted as the named plaintiff in the Committee Action. On June 2, 2011, a second suit was initiated by certain creditors of Tribune and named Northern Funds as a defendant in the Delaware Superior Court with respect to claims related to the Tribune LBO (Niese et al. v. A.G. Edwards, Inc. et al.), which was subsequently removed to federal court in the United States District Court, District of Delaware. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.).

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SEPTEMBER 30, 2013 (UNAUDITED)

Each of the above proceedings to which Northern Funds is a party attempts to “clawback” the proceeds paid out in connection with the LBO. The putative defendant class is comprised of beneficial owners of shares of Tribune who received proceeds of the LBO. Each of the above proceedings has now been consolidated into a Multi-District Litigation (“MDL”) proceeding, pending in the Southern District of New York. Except for certain administrative and organizational matters, the cases have generally been stayed pursuant to orders of the Court. On September 7, 2012, the Court in the MDL proceeding entered an order modifying the stay and establishing a schedule and process with respect to certain of the proceedings.

The defendants jointly moved to dismiss all of the actions filed by the individual creditors, i.e. the actions commenced by the plaintiffs in Niese et al. and Deutsche Bank Trust Co. et al. The Committee Action is not subject to the motion to dismiss. On September 23, 2013, the Court entered its Memorandum and Order on the motion to dismiss the individual creditors’ actions. While the Court did not agree with all of the defendants’ arguments, the Court granted the motion to dismiss on the grounds that individual creditors do not have standing to assert claims seeking to “clawback” proceeds paid to former shareholders in the LBO while the Litigation Trustee exercises its power in the Committee Action to “clawback” the same proceeds. The individual creditors’ actions, therefore, were dismissed. The Court’s decision, however, left open the possibility that the individual creditors could pursue their “clawback” claims if the Litigation Trustee completely abandoned its “clawback” claims. The Court, therefore, ordered the parties to the Committee Action to prepare a joint letter addressed to the Court, by October 8, 2013. The Court ordered that the letter address whether the Litigation Trustee intends to proceed with its intentional fraudulent conveyance claims or amend its complaint to abandon them. If the latter, the Court requested that the parties address whether the Litigation Trustee could abandon its claims consistent with its fiduciary duties to Tribune’s creditors. The individual creditors filed a notice of appeal of the Court’s Memorandum and Order dismissing their actions on September 30, 2013. The value of the proceeds received by the Enhanced Large Cap Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings. The complaints allege no misconduct by the Funds, and the Funds intend to vigorously defend any lawsuit.

13. REORGANIZATION

On August 9, 2012, the Board of the Trust approved a Plan of Reorganization (the “Plan”) providing for the reorganization of the series of Northern Institutional Funds (“NIF”) listed in the table below (each an “Acquired Fund”) into a corresponding series of the Trust as set forth below under the heading Acquiring Fund (each an “Acquiring Fund”). Pursuant to the Plan, all of the assets of each Acquired Fund were transferred to the corresponding Acquiring Fund, as shown in the table below, in exchange for shares of the Acquiring Fund of equal aggregate value and the corresponding Acquiring Fund’s assumption of all of the current and future liabilities of the Acquired Fund. The cost basis of the investments received from the Acquired Funds was carried forward to the corresponding Acquiring Funds for U.S. GAAP and tax purposes. Immediately following the reorganization, holders of Class A shares of each Acquired Fund held shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A shares held in the Acquired Fund immediately prior to the reorganization. The reorganization was accomplished by a tax-free exchange of shares and was completed on November 9, 2012 as set forth in the table.

	ACQUIRED FUND			ACQUIRING FUND
Amounts in thousands, except Share Conversion Ratio	NIF International Equity Portfolio	NIF Large Cap Equity Portfolio	NIF Large Cap Growth Portfolio	NF International Equity Fund	NF Large Cap Equity Fund	NF Large Cap Growth Fund
Share Conversion Ratio	1.1170	0.4851	0.6391	1.1170	0.4851	0.6391
Acquired Fund’s Shares	7,164	302	6,552	NA	NA	NA
Acquiring Fund’s Shares	NA	NA	NA	8,002	147	4,187
Acquiring Fund’s Unrealized Appreciation	7,470	289	17,705	NA	NA	NA
Net Assets before the Reorganization	61,134	2,226	98,937	196,205	160,636	85,067
Aggregated Net Assets immediately after the Reorganization	NA	NA	NA	257,341	162,862	184,004

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2013 (UNAUDITED)

The tables below summarize the operations of the Acquired Funds for the period from December 1, 2011 to November 9, 2012, and the Acquiring Funds’ results of operations for the year ended March 31, 2013.

For the period from December 1, 2011 to November 9, 2012 (in thousands)

FUND	NET INVESTMENT INCOME	NET REALIZED GAINS AND NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
NIF International Equity Portfolio	$2,540	$5,709	$8,249
NIF Large Cap Equity Portfolio	29	383	412
NIF Large Cap Growth Portfolio	9	8,262	8,271

For the year ended March 31, 2013 (in thousands)

FUND	NET INVESTMENT INCOME	NET REALIZED GAINS AND NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
NF International Equity Fund	$4,432	$18,961	$23,393
NF Large Cap Equity Fund	$1,841	$12,563	$14,404
NF Large Cap Growth Fund	476	16,256	16,732

Because each combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of net investment income (loss), net realized gains and change in unrealized appreciation (depreciation) on investments, and net increase (decrease) in net assets resulting from operations, of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since November 10, 2012.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the item noted in Note 4 – Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

FUND EXPENSES	SEPTEMBER 30, 2013 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/13 - 9/30/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 73), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 77), which may result in different expense ratios in the Financial Highlights.

Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ENHANCED LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.62%	$1,000.00	$1,087.40	$3.24
Hypothetical**	0.62%	$1,000.00	$1,021.96	$3.14

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.00%	$1,000.00	$1,051.30	$5.14
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.06%	$1,000.00	$1,126.60	$5.65
Hypothetical**	1.06%	$1,000.00	$1,019.75	$5.37

LARGE CAP EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.85%	$1,000.00	$1,087.80	$4.45
Hypothetical**	0.85%	$1,000.00	$1,020.81	$4.31

LARGE CAP GROWTH

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.85%	$1,000.00	$1,111.00	$4.50
Hypothetical**	0.85%	$1,000.00	$1,020.81	$4.31

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2013 (UNAUDITED)

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.85%	$1,000.00	$1,096.90	$4.47
Hypothetical**	0.85%	$1,000.00	$1,020.81	$4.31

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.75%	$1,000.00	$1,134.30	$4.01
Hypothetical**	0.75%	$1,000.00	$1,021.31	$3.80

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.00%	$1,000.00	$1,103.60	$5.27
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.25%	$1,000.00	$1,083.80	$6.53
Hypothetical**	1.25%	$1,000.00	$1,018.80	$6.33

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

APPROVAL OF ADVISORY AGREEMENT	SEPTEMBER 30, 2013 (UNAUDITED)

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement, including reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management (advisory and administrative) fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds, including reports on soft dollar usage and best execution. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to the pricing and fund accounting systems made during the year, and other investments in technology, including the trade order management system used to process certain trades. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. In addition, they noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF ADVISORY AGREEMENT continued

within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. For the Large Cap Value Fund, which had been subject to in-depth performance reviews, the Trustees placed more emphasis on recent performance. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees considered that the investment performance of each Fund, other than the Large Cap Growth Fund and Large Cap Value Fund, was above its respective Lipper peer medians for the three- and five-year periods, and the International Equity Fund, Small Cap Core Fund, and Small Cap Value Fund and Technology Fund each exceeded its performance benchmark for the same time periods. They also took into account that the Large Cap Growth Fund’s performance for the 1-year period was above its Lipper median.

The Trustees took into account Northern’s explanations for the performance rankings and comparisons. The Trustees took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. They also took into consideration the extreme market volatility in recent years and the effects of these events on the Funds’ longer term performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, they believed that the in-depth performance reviews of the Large Cap Value Fund, requested by the Trustees and provided by the Northern, assisted them in evaluating performance issues with respect to that Fund. The Trustees determined, based on the information received, that Northern was appropriately monitoring the Large Cap Value Fund and other underperforming Funds. Overall, the Trustees concluded that Northern had devoted appropriate resources to improving the investment performance and addressing underperformance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also took into account fund mergers in the past year of the International Equity Fund, the Large Cap Equity Fund and the Large Cap Growth Fund, whereby the Funds acquired corresponding portfolios of the Northern Institutional Funds, also managed by Northern, and the related reduction in the contractual advisory fee rates for those Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were not waived by Northern of the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also considered the additional contractual expense reimbursements that were in effect during the past year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees reviewed information on the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees considered that the contractual management fee rates for the Income Equity Fund, International Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Value Fund and the Technology Fund were above, and the contractual management fee rates for the other Funds were below, their respective Lipper peer group medians. They also considered that each Fund’s total expense ratio after reimbursement of expenses was below its respective Lipper peer objective median. The Trustees reviewed information comparing the Funds’ advisory fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees noted that Northern did not manage private institutional accounts similarly managed to the Technology Fund. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support

EQUITY FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that each of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as a Fund’s assets grew, its shareholders would receive reduced fee rates.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft-dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients, as well as the Funds, benefitted from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the advisory fees paid by the Funds were reasonable in light of the services provided by Northern, its costs and the Funds’ asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND

29	GLOBAL REAL ESTATE INDEX FUND

38	GLOBAL SUSTAINABILITY INDEX FUND

50	INTERNATIONAL EQUITY INDEX FUND

64	MID CAP INDEX FUND

72	SMALL CAP INDEX FUND

99	STOCK INDEX FUND

108	NOTES TO THE FINANCIAL STATEMENTS

123	FUND EXPENSES

125	APPROVAL OF ADVISORY AGREEMENT

128	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at cost	$1,938,028	(1)	$1,153,353	(1)
Investments, at value	$2,138,453	(3)	$1,357,867	(3)
Cash held at broker	1,264	(5)	1,184	(5)
Foreign currencies held at broker, at value (restricted $1,289, $1,617, $90, $3,790, respectively)	3,893	(6)	1,626	(6)
Foreign currencies, at value (cost $31,568, $32,436, $1,881, $14,388, respectively)	32,136		32,489
Dividend income receivable	3,568		3,291
Interest income receivable	17		1
Receivable for foreign tax reclaimable	160		674
Receivable for securities sold	1,650		1,394
Receivable for variation margin on futures contracts	–		76
Receivable for fund shares sold	1,306		2,385
Receivable from investment adviser	152		53
Unrealized gain on forward foreign currency exchange contracts	78		99
Prepaid and other assets	10		15
Total Assets	2,182,687		1,401,154
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	–		74
Payable for securities purchased	4,063		1,272
Payable for variation margin on futures contracts	583		539
Payable for fund shares redeemed	2,904		4,172
Payable to affiliates:
Investment advisory fees	127		81
Administration fees	54		35
Custody and accounting fees	40		26
Shareholder servicing fees	4		8
Transfer agent fees	36		23
Trustee fees	9		6
Accrued other liabilities	116		31
Total Liabilities	7,936		6,267
Net Assets	$2,174,751		$1,394,887
ANALYSIS OF NET ASSETS:
Capital stock	$2,134,448		$1,885,370
Accumulated undistributed net investment income (loss)	25,982		(13,487)
Accumulated undistributed net realized gain (loss)	(186,338)		(681,353)
Net unrealized appreciation	200,659		204,357
Net Assets	$2,174,751		$1,394,887
Shares Outstanding ($.0001 par value, unlimited authorization)	193,194		149,437
Net Asset Value, Redemption and Offering Price Per Share	$11.26		$9.33

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $10,085, $12,565, $2,735, $146,745, $26,480, $7,359 and $42,912, respectively.
(2)	Amounts include cost from the Northern Trust Corp. of $106 and $3,766, respectively.
(3)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $10,085, $12,565, $2,735, $146,745, $26,480, $7,359 and $42,912, respectively.
(4)	Amounts include value from the Northern Trust Corp. of $109 and $3,869, respectively.
(5)	The restricted cash amounts for each international fund are $1,337, $801, $84 and $0, respectively.
(6)	Costs associated with foreign currencies held at broker are $3,901, $1,613, $335 and $4,836, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2013 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND

$114,166	(1)(2)	$2,925,888	(1)	$892,436	(1)	$638,381	(1)	$3,491,908	(1)(2)
$150,308	(3)(4)	$3,518,348	(3)	$1,169,022	(3)	$873,060	(3)	$5,051,449	(3)(4)
118	(5)	902	(5)	–		–		–
340	(6)	4,916	(6)	–		–		–
1,904		14,593		–		–		–
313		8,772		991		879		5,989
1		11		–		–		–
140		4,301		–		–		–
140		616		405		207		–
17		–		3		2		8
31		6,018		1,026		823		4,912
13		205		67		51		234
3		366		–		–		–
4		18		11		14		33
153,332		3,559,066		1,171,525		875,036		5,062,625

1		33		–		–		–
2,117		118,510		3,549		4,702		2,275
45		665		34		3		420
71		5,700		2,865		3,659		4,365
9		141		38		29		84
4		85		29		21		125
4		60		4		5		25
2		3		11		5		10
3		56		19		14		84
3		18		4		9		24
21		41		29		26		72
2,280		125,312		6,582		8,473		7,484
$151,052		$3,433,754		$1,164,943		$866,563		$5,055,141

$116,517		$3,175,291		$859,650		$597,336		$3,566,524
2,203		60,029		9,777		5,683		3,256
(3,858)		(394,828)		18,591		28,774		(74,419)
36,190		593,262		276,925		234,770		1,559,780
$151,052		$3,433,754		$1,164,943		$866,563		$5,055,141
13,649		288,288		71,722		73,325		242,214
$11.07		$11.91		$16.24		$11.82		$20.87

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$39,153	(1)(2)	$25,198	(3)(4)
Interest income	36		–
Total Investment Income	39,189		25,198
EXPENSES:
Investment advisory fees	3,707		2,479
Administration fees	1,589		1,062
Custody fees	971		655
Accounting fees	116		81
Transfer agent fees	1,059		708
Registration fees	20		16
Printing fees	18		26
Professional fees	26		21
Shareholder servicing fees	56		54
Trustee fees	16		11
Other	89		23
Total Expenses	7,667		5,136
Less expenses reimbursed by investment adviser	(4,490)		(1,601)
Net Expenses	3,177		3,535
Net Investment Income	36,012		21,663
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(27,951)		(4,570)
Futures contracts	2,504		4,683
Foreign currency transactions	(1,393)		(1,076)
Net change in unrealized appreciation (depreciation) on:
Investments	(72,195)		(53,922)
Futures contracts	(256)		(845)
Foreign currency translations	697		116
Net Gains (Losses)	(98,594)		(55,614)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,582)		$(33,951)

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(2)	Net of $4,758 in non-reclaimable foreign withholding taxes.
(3)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1, $2, $2, $1 and $5, respectively.
(4)	Net of $1,281 in non-reclaimable foreign withholding taxes.
(5)	Net of $121 in non-reclaimable foreign withholding taxes.
(6)	Net of $5,209 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$1,945	(1)(5)	$52,959	(3)(6)	$8,432 (3)	$5,718 (3)	$53,451 (3)
1		–		1	1	5
1,946		52,959		8,433	5,719	53,456

250		3,505		1,075	826	2,552
107		2,103		806	619	3,828
82		1,279		75	86	285
17		150		64	51	265
71		1,402		537	413	2,552
13		18		14	13	25
7		15		16	14	29
16		26		16	16	41
19		36		46	30	30
5		16		5	5	33
5		16		6	7	28
592		8,566		2,660	2,080	9,668
(378)		(5,074)		(1,868)	(1,470)	(7,155)
214		3,492		792	610	2,513
1,732		49,467		7,641	5,109	50,943

975		(6,176)		23,855	21,467	18,720
191		4,554		1,708	3,569	15,058
(13)		(807)		–	–	–

8,570		239,169		55,705	76,309	323,812
(34)		98		(398)	(315)	(1,549)
51		1,185		–	–	–
9,740		238,023		80,870	101,030	356,041
$11,472		$287,490		$88,511	$106,139	$406,984

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013
OPERATIONS:
Net investment income	$36,012	$36,929	$21,663	$25,971
Net realized gains (losses)	(26,840)	(20,877)	(963)	(3,729)
Net change in unrealized appreciation (depreciation)	(71,754)	14,263	(54,651)	177,214
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,582)	30,315	(33,951)	199,456
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	93,064	464,532	98,733	459,549
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	93,064	464,532	98,733	459,549
DISTRIBUTIONS PAID:
From net investment income	–	(44,000)	(19,158)	(38,098)
From net realized gains	–	–	–	–
Total Distributions Paid	–	(44,000)	(19,158)	(38,098)
Total Increase in Net Assets	30,482	450,847	45,624	620,907
NET ASSETS:
Beginning of period	2,144,269	1,693,422	1,349,263	728,356
End of period	$2,174,751	$2,144,269	$1,394,887	$1,349,263
Accumulated Undistributed Net Investment Income (Loss)	$25,982	$(10,030)	$(13,487)	$(15,992)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2013

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013

$1,732	$2,714	$49,467	$55,189	$7,641	$10,907	$5,109	$9,253	$50,943	$81,256
1,153	(778)	(2,429)	(14,628)	25,563	20,720	25,036	17,258	33,778	(35,889)
8,587	12,104	240,452	183,642	55,307	108,004	75,994	77,744	322,263	519,559
11,472	14,040	287,490	224,203	88,511	139,631	106,139	104,255	406,984	564,926

4,843	9,173	680,959	624,670	96,092	196,911	(2,688)	160,452	(132,827)	1,058,659
4,843	9,173	680,959	624,670	96,092	196,911	(2,688)	160,452	(132,827)	1,058,659

–	(2,800)	–	(53,302)	–	(9,993)	–	(9,996)	(49,802)	(80,033)
–	–	–	–	–	(17,408)	–	(4,381)	–	–
–	(2,800)	–	(53,302)	–	(27,401)	–	(14,377)	(49,802)	(80,033)
16,315	20,413	968,449	795,571	184,603	309,141	103,451	250,330	224,355	1,543,552

134,737	114,324	2,465,305	1,669,734	980,340	671,199	763,112	512,782	4,830,786	3,287,234
$151,052	$134,737	$3,433,754	$2,465,305	$1,164,943	$980,340	$866,563	$763,112	$5,055,141	$4,830,786
$2,203	$471	$60,029	$10,562	$9,777	$2,136	$5,683	$574	$3,256	$2,115

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$11.58		$11.65		$13.06		$11.31		$6.46	$12.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.23		0.22		0.15		0.07	0.26
Net realized and unrealized gains (losses)	(0.51)		(0.03)		(1.48)		1.80		4.90	(6.41)
Total from Investment Operations	(0.32)		0.20		(1.26)		1.95		4.97	(6.15)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.27)		(0.15)		(0.20)		(0.12)	(0.20)
From net realized gains	–		–		–		–		–	(0.11)
Total Distributions Paid	–		(0.27)		(0.15)		(0.20)		(0.12)	(0.31)
Net Asset Value, End of Period	$11.26		$11.58		$11.65		$13.06		$11.31	$6.46
Total Return(2)	(2.76)%		1.67%		(9.34)%		17.24%		77.02%	(47.60)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,174,751		$2,144,269		$1,693,422		$1,614,849		$1,368,577	$307,832
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.30	%(4)	0.30	%(4)	0.61	%(4)	0.72	%(4)	0.72%	0.76%
Expenses, before reimbursements and credits	0.72%		0.73%		0.73%		0.72%		0.72%	0.76%
Net investment income, net of reimbursements and credits	3.40	%(4)	2.08	%(4)	1.90	%(4)	1.38	%(4)	1.07%	2.14%
Net investment income, before reimbursements and credits	2.98%		1.65%		1.78%		1.38%		1.07%	2.14%
Portfolio Turnover Rate	12.91%		26.98%		33.19%		40.61%		13.07%	29.68%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $12,000, $3,000 and $8,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$9.70		$8.38		$8.47		$7.37		$4.14	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.24		0.18		0.17		0.17	0.34
Net realized and unrealized gains (losses)	(0.39)		1.40		(0.08)		1.10		3.23	(6.08)
Total from Investment Operations	(0.24)		1.64		0.10		1.27		3.40	(5.74)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.13)		(0.32)		(0.19)		(0.17)		(0.17)	(0.28)
From net realized gains	–		–		–		–		–	(0.01)
Total Distributions Paid	(0.13)		(0.32)		(0.19)		(0.17)		(0.17)	(0.29)
Net Asset Value, End of Period	$9.33		$9.70		$8.38		$8.47		$7.37	$4.14
Total Return(2)	(2.54)%		20.11%		1.42%		17.52%		82.69%	(57.38)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,394,887		$1,349,263		$728,356		$651,181		$496,724	$235,067
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.50	%(4)	0.50	%(4)	0.61	%(4)	0.65	%(4)	0.65%	0.65%
Expenses, before reimbursements and credits	0.73%		0.73%		0.74%		0.74%		0.75%	0.74%
Net investment income, net of reimbursements and credits	3.06	%(4)	2.52	%(4)	2.27	%(4)	2.01	%(4)	2.64%	3.74%
Net investment income, before reimbursements and credits	2.83%		2.29%		2.14%		1.92%		2.54%	3.65%
Portfolio Turnover Rate	6.01%		7.75%		5.02%		4.56%		21.50%	38.23%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $33,000, $3,000 and $13,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.20		$9.26		$9.37		$8.53		$5.62	$9.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.24		0.17		0.14		0.12	0.09
Net realized and unrealized gains (losses)	0.74		0.94		(0.12)		0.83		2.91	(4.36)
Total from Investment Operations	0.87		1.18		0.05		0.97		3.03	(4.27)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.24)		(0.16)		(0.13)		(0.12)	(0.09)
Total Distributions Paid	–		(0.24)		(0.16)		(0.13)		(0.12)	(0.09)
Net Asset Value, End of Period	$11.07		$10.20		$9.26		$9.37		$8.53	$5.62
Total Return(2)	8.42%		13.13%		0.81%		11.49%		53.91%	(42.89)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$151,052		$134,737		$114,324		$99,201		$72,981	$33,738
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.30	%(4)	0.30	%(4)	0.56	%(4)	0.65	%(4)	0.65%	0.65%
Expenses, before reimbursements and credits	0.83%		0.87%		0.89%		0.91%		1.01%	1.23%
Net investment income, net of reimbursements and credits	2.43	%(4)	2.43	%(4)	2.08	%(4)	1.72	%(4)	1.80%	2.35%
Net investment income, before reimbursements and credits	1.90%		1.86%		1.75%		1.46%		1.44%	1.77%
Portfolio Turnover Rate	11.30%		19.17%		12.61%		28.77%		7.36%	17.55%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $2,000, $1,000 and $4,000 which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.78		$9.96		$10.88		$10.09		$6.70	$13.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.25		0.28		0.23		0.19	0.29
Net realized and unrealized gains (losses)	0.97		0.83		(0.94)		0.77		3.39	(6.31)
Total from Investment Operations	1.13		1.08		(0.66)		1.00		3.58	(6.02)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.26)		(0.26)		(0.21)		(0.19)	(0.30)
Total Distributions Paid	–		(0.26)		(0.26)		(0.21)		(0.19)	(0.30)
Net Asset Value, End of Period	$11.91		$10.78		$9.96		$10.88		$10.09	$6.70
Total Return(2)	10.38%		11.04%		(5.67)%		9.96%		53.57%	(46.49)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,433,754		$2,465,305		$1,669,734		$1,693,014		$1,538,065	$828,342
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25	%(4)	0.25	%(4)	0.40	%(4)	0.45	%(4)	0.45%	0.45%
Expenses, before reimbursements and credits	0.61%		0.62%		0.62%		0.62%		0.61%	0.62%
Net investment income, net of reimbursements and credits	3.53	%(4)	2.97	%(4)	2.93	%(4)	2.32	%(4)	2.37%	3.16%
Net investment income, before reimbursements and credits	3.17%		2.60%		2.71%		2.15%		2.21%	2.99%
Portfolio Turnover Rate	26.98%		25.01%		30.63%		8.41%		13.38%	20.29%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $16,000, $14,000, $5,000 and $34,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$14.96		$13.18		$13.07		$10.42		$6.44	$10.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.18		0.12		0.10		0.12	0.15
Net realized and unrealized gains (losses)	1.18		2.07		0.09		2.65		3.98	(4.08)
Total from Investment Operations	1.28		2.25		0.21		2.75		4.10	(3.93)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.17)		(0.10)		(0.10)		(0.12)	(0.13)
From net realized gains	–		(0.30)		–		–		–	(0.36)
Total Distributions Paid	–		(0.47)		(0.10)		(0.10)		(0.12)	(0.49)
Net Asset Value, End of Period	$16.24		$14.96		$13.18		$13.07		$10.42	$6.44
Total Return(1)	8.56%		17.56%		1.75%		26.46%		63.81%	(36.39)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,164,943		$980,340		$671,199		$519,014		$325,342	$203,248
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.15	%(3)	0.15	%(3)	0.25	%(3)	0.29	%(3)	0.30%	0.30%
Expenses, before reimbursements and credits	0.50%		0.51%		0.52%		0.53%		0.52%	0.51%
Net investment income, net of reimbursements and credits	1.42	%(3)	1.47	%(3)	1.07	%(3)	1.02	%(3)	1.29%	1.49%
Net investment income, before reimbursements and credits	1.07%		1.11%		0.80%		0.78%		1.07%	1.28%
Portfolio Turnover Rate	6.89%		9.57%		12.07%		13.01%		29.69%	36.66%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $29,000 and $15,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013 and 2012, respectively, and approximately $21,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.41		$9.16		$9.28		$7.46		$4.63	$8.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.13		0.08		0.06		0.06	0.10
Net realized and unrealized gains (losses)	1.34		1.33		(0.14)		1.82		2.83	(3.24)
Total from Investment Operations	1.41		1.46		(0.06)		1.88		2.89	(3.14)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.15)		(0.06)		(0.06)		(0.06)	(0.10)
From net realized gains	–		(0.06)		–		–		–	(0.73)
Total Distributions Paid	–		(0.21)		(0.06)		(0.06)		(0.06)	(0.83)
Net Asset Value, End of Period	$11.82		$10.41		$9.16		$9.28		$7.46	$4.63
Total Return(1)	13.54%		16.24%		(0.53)%		25.29%		62.55%	(37.67)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$866,563		$763,112		$512,782		$442,254		$273,798	$154,988
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.15	%(3)	0.15	%(3)	0.29	%(3)	0.34	%(3)	0.35%	0.35%
Expenses, before reimbursements and credits	0.50%		0.52%		0.53%		0.55%		0.54%	0.54%
Net investment income, net of reimbursements and credits	1.24	%(3)	1.60	%(3)	1.02	%(3)	0.85	%(3)	0.94%	1.21%
Net investment income, before reimbursements and credits	0.89%		1.23%		0.78%		0.64%		0.75%	1.02%
Portfolio Turnover Rate	11.31%		13.04%		16.51%		13.55%		21.34%	29.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $24,000 and $10,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013 and 2012, respectively and approximately $26,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$19.47		$17.46		$16.41		$14.47		$9.85	$16.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21		0.37		0.28		0.26		0.23	0.29
Net realized and unrealized gains (losses)	1.39		2.01		1.05		1.94		4.62	(6.48)
Total from Investment Operations	1.60		2.38		1.33		2.20		4.85	(6.19)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)		(0.37)		(0.28)		(0.26)		(0.23)	(0.29)
Total Distributions Paid	(0.20)		(0.37)		(0.28)		(0.26)		(0.23)	(0.29)
Net Asset Value, End of Period	$20.87		$19.47		$17.46		$16.41		$14.47	$9.85
Total Return(1)	8.25%		13.83%		8.31%		15.40%		49.46%	(38.25)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,055,141		$4,830,786		$3,287,234		$2,233,947		$1,526,494	$855,009
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.10	%(3)	0.10	%(3)	0.20	%(3)	0.24	%(3)	0.25%	0.25%
Expenses, before reimbursements and credits	0.38%		0.38%		0.39%		0.39%		0.39%	0.39%
Net investment income, net of reimbursements and credits	1.99	%(3)	2.17	%(3)	1.88	%(3)	1.85	%(3)	1.84%	2.25%
Net investment income, before reimbursements and credits	1.71%		1.89%		1.69%		1.70%		1.70%	2.11%
Portfolio Turnover Rate	4.74%		7.38%		2.73%		4.35%		11.85%	4.22%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $46,000, $121,000 and $50,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013 and 2012, respectively, and approximately $113,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8%

Brazil – 6.0%

ALL - America Latina Logistica S.A.	255,928	$1,016

Anhanguera Educacional Participacoes S.A.	222,415	1,324

Arteris S.A.	39,500	342

Banco Bradesco S.A. *	358,978	5,624

Banco Bradesco S.A. ADR *	209,507	2,908

Banco do Brasil S.A. *	325,744	3,792

Banco Santander Brasil S.A.	240,136	1,626

Banco Santander Brasil S.A. ADR	298,210	2,072

BB Seguridade Participacoes S.A.	339,201	3,346

BM&FBovespa S.A.	1,070,561	6,009

BR Malls Participacoes S.A.	229,815	2,097

BR Properties S.A.	114,700	1,013

BRF S.A. *	372,020	9,076

CCR S.A.	504,600	3,977

Centrais Eletricas Brasileiras S.A. *	152,751	433

CETIP S.A. - Mercados Organizados *	109,456	1,156

Cia de Bebidas das Americas	79,900	3,064

Cia de Saneamento Basico do Estado de Sao Paulo *	191,071	1,879

Cia de Saneamento de Minas Gerais-COPASA *	32,700	518

Cia Hering *	79,761	1,215

Cia Siderurgica Nacional S.A. *	411,690	1,744

Cielo S.A. *	201,411	5,453

Cosan S.A. Industria e Comercio	68,347	1,306

CPFL Energia S.A.	136,420	1,181

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	167,572	1,267

Duratex S.A. *	154,996	920

EcoRodovias Infraestrutura e Logistica S.A.	93,470	644

EDP - Energias do Brasil S.A.	138,505	750

Embraer S.A. *	337,162	2,708

Eneva S.A. *	119,294	280

Estacio Participacoes S.A.	148,084	1,150

Fibria Celulose S.A. *	142,517	1,650

Hypermarcas S.A.	203,858	1,637

JBS S.A.	416,436	1,450

Kroton Educacional S.A.	105,500	1,502

Localiza Rent a Car S.A. *	78,619	1,178

Lojas Americanas S.A. *	72,000	468

Lojas Renner S.A. *	70,039	2,020

M Dias Branco S.A. *	19,300	892

MRV Engenharia e Participacoes S.A.	190,593	776

Multiplan Empreendimentos Imobiliarios S.A. *	47,220	1,131

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Brazil – 6.0% – continued

Multiplus S.A.	27,400	$319

Natura Cosmeticos S.A.	97,914	2,198

Odontoprev S.A.	153,550	678

Oi S.A. ADR	37,810	69

Petroleo Brasileiro S.A. *	1,403,078	10,781

Petroleo Brasileiro S.A. ADR *	199,973	3,345

Petroleo Brasileiro S.A. ADR *	143,500	2,223

Porto Seguro S.A.	62,908	787

Qualicorp S.A. *	111,100	1,011

Raia Drogasil S.A. *	121,307	986

Souza Cruz S.A. *	217,340	2,600

Sul America S.A.	77,499	555

Tim Participacoes S.A.	476,336	2,214

Totvs S.A. *	68,355	1,152

Tractebel Energia S.A.	91,338	1,521

Transmissora Alianca de Energia Eletrica S.A.	53,200	526

Ultrapar Participacoes S.A.	186,524	4,579

Vale S.A.	604,862	9,375

Vale S.A. ADR	134,408	2,098

WEG S.A. *	121,300	1,488
		131,099

Chile – 1.5%

AES Gener S.A.	1,351,375	789

Aguas Andinas S.A., Class A	1,327,875	915

Banco de Chile	10,290,068	1,547

Banco de Credito e Inversiones	18,150	1,071

Banco Santander Chile	36,688,285	2,394

Banco Santander Chile ADR	1,400	37

CAP S.A.	43,070	950

Cencosud S.A.	654,078	2,903

Cia Cervecerias Unidas S.A.	63,025	837

Colbun S.A.	4,405,097	1,137

Corpbanca S.A.	76,469,488	819

E.CL S.A.	291,890	406

Empresa Nacional de Electricidad S.A. ADR	3,800	160

Empresa Nacional de Electricidad S.A.	1,725,626	2,409

Empresas CMPC S.A.	677,955	2,059

Empresas COPEC S.A.	256,604	3,644

Enersis S.A.	10,468,764	3,334

Enersis S.A. ADR	13,572	218

ENTEL Chile S.A.	65,591	1,060

Latam Airlines Group S.A.	121,637	1,839

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Chile – 1.5% – continued

Latam Airlines Group S.A. BDR	30,812	$465

S.A.C.I. Falabella	409,427	3,907

Sociedad Quimica y Minera de Chile S.A. ADR	3,193	98

Vina Concha y Toro S.A.	266,095	503
		33,501

China – 18.7%

Agile Property Holdings Ltd.	772,000	849

Agricultural Bank of China Ltd., Class H	12,237,367	5,643

Air China Ltd., Class H	1,016,705	688

Aluminum Corp. of China Ltd., Class H *	2,177,435	803

Anhui Conch Cement Co. Ltd., Class H	702,075	2,259

Anta Sports Products Ltd.	485,432	625

AviChina Industry & Technology Co. Ltd., Class H	1,142,313	584

Bank of China Ltd., Class H	42,824,652	19,573

Bank of Communications Co. Ltd., Class H	4,922,117	3,614

BBMG Corp., Class H	701,341	470

Beijing Capital International Airport Co. Ltd., Class H	1,092,000	715

Beijing Enterprises Holdings Ltd.	288,271	2,080

Belle International Holdings Ltd.	2,640,000	3,829

Bosideng International Holdings Ltd.	1,661,677	400

Brilliance China Automotive Holdings Ltd. *	1,693,944	2,540

Byd Co. Ltd., Class H *	295,699	1,322

China Agri-Industries Holdings Ltd.	1,177,492	557

China BlueChemical Ltd., Class H	1,008,851	596

China CITIC Bank Corp. Ltd., Class H	4,622,286	2,401

China Coal Energy Co. Ltd., Class H	2,382,232	1,425

China Communications Construction Co. Ltd., Class H	2,481,287	1,956

China Communications Services Corp. Ltd., Class H	1,367,035	799

China Construction Bank Corp., Class H	40,994,410	31,615

China COSCO Holdings Co. Ltd., Class H *	1,419,221	704

China Everbright International Ltd.	1,252,000	1,108

China Everbright Ltd.	479,110	626

China Gas Holdings Ltd.	1,289,495	1,406

China International Marine Containers Group Co. Ltd., Class H	277,100	497

China Life Insurance Co. Ltd., Class H	4,235,544	10,977

China Longyuan Power Group Corp., Class H	1,504,473	1,563

China Mengniu Dairy Co. Ltd.	755,000	3,381

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

China – 18.7% – continued

China Merchants Bank Co. Ltd., Class H	2,614,933	$4,749

China Merchants Holdings International Co. Ltd.	645,871	2,346

China Minsheng Banking Corp. Ltd., Class H	2,969,927	3,544

China Mobile Ltd.	3,426,212	38,542

China National Building Material Co. Ltd., Class H	1,622,000	1,561

China Oilfield Services Ltd., Class H	871,558	2,183

China Overseas Grand Oceans Group Ltd.	384,000	468

China Overseas Land & Investment Ltd.	2,328,475	6,852

China Pacific Insurance Group Co. Ltd., Class H	1,503,337	5,383

China Petroleum & Chemical Corp., Class H	14,504,628	11,340

China Railway Construction Corp. Ltd., Class H	1,129,500	1,193

China Railway Group Ltd., Class H	2,323,827	1,269

China Resources Cement Holdings Ltd.	1,074,720	715

China Resources Enterprise Ltd.	685,628	2,177

China Resources Gas Group Ltd.	491,958	1,259

China Resources Land Ltd.	1,163,756	3,305

China Resources Power Holdings Co. Ltd.	1,096,900	2,606

China Shanshui Cement Group Ltd.	1,066,907	412

China Shenhua Energy Co. Ltd., Class H	1,936,636	5,870

China Shipping Container Lines Co. Ltd., Class H *	2,097,695	550

China Southern Airlines Co. Ltd., Class H	1,035,995	386

China State Construction International Holdings Ltd.	980,534	1,580

China Taiping Insurance Holdings Co. Ltd. *	495,860	709

China Telecom Corp. Ltd., Class H	7,864,339	3,890

China Unicom Hong Kong Ltd.	2,694,494	4,177

China Vanke Co. Ltd., Class B	735,272	1,342

Chongqing Rural Commercial Bank, Class H	1,353,434	654

CITIC Pacific Ltd.	821,095	1,066

CITIC Securities Co. Ltd., Class H	590,500	1,183

CNOOC Ltd.	10,149,433	20,512

COSCO Pacific Ltd.	936,943	1,432

Country Garden Holdings Co. Ltd.	2,549,472	1,636

CSR Corp. Ltd., Class H	1,065,669	741

Dah Chong Hong Holdings Ltd.	442,000	359

Daphne International Holdings Ltd.	561,100	341

Datang International Power Generation Co. Ltd., Class H	1,635,875	721

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

China – 18.7% – continued

Dongfeng Motor Group Co. Ltd., Class H	1,551,169	$2,354

ENN Energy Holdings Ltd.	425,279	2,362

Evergrande Real Estate Group Ltd. *	3,667,400	1,535

Far East Horizon Ltd.	775,000	512

Fosun International Ltd.	908,660	717

Franshion Properties China Ltd.	2,071,791	682

GCL-Poly Energy Holdings Ltd. *	5,305,675	1,536

Geely Automobile Holdings Ltd.	2,548,423	1,314

Golden Eagle Retail Group Ltd.	382,675	597

GOME Electrical Appliances Holding Ltd.	5,603,874	717

Great Wall Motor Co. Ltd., Class H	587,932	3,183

Greentown China Holdings Ltd.	372,325	701

Guangdong Investment Ltd.	1,398,514	1,203

Guangzhou Automobile Group Co. Ltd., Class H	1,233,760	1,336

Guangzhou R&F Properties Co. Ltd., Class H	509,214	797

Haier Electronics Group Co. Ltd.	428,000	830

Haitong Securities Co. Ltd., Class H	714,800	1,066

Hengan International Group Co. Ltd.	421,398	4,926

Huaneng Power International, Inc., Class H	1,812,501	1,803

Industrial & Commercial Bank of China Ltd., Class H	41,930,515	29,305

Inner Mongolia Yitai Coal Co. Ltd., Class B	603,616	1,211

Intime Retail Group Co. Ltd.	552,135	603

Jiangsu Expressway Co. Ltd., Class H	706,000	832

Jiangxi Copper Co. Ltd., Class H	790,000	1,560

Kingboard Chemical Holdings Ltd.	375,008	965

Kunlun Energy Co. Ltd.	1,807,230	2,531

Lee & Man Paper Manufacturing Ltd.	922,248	541

Lenovo Group Ltd.	3,578,000	3,748

Longfor Properties Co. Ltd.	757,731	1,203

New China Life Insurance Co. Ltd., Class H *	386,771	1,108

Nine Dragons Paper Holdings Ltd.	909,923	643

Parkson Retail Group Ltd.	669,500	281

People’s Insurance Co. Group of China Ltd., Class H	2,783,535	1,305

PetroChina Co. Ltd., Class H	11,993,438	13,209

PICC Property & Casualty Co. Ltd., Class H	1,770,923	2,401

Ping An Insurance Group Co. of China Ltd., Class H	1,069,953	7,973

Poly Property Group Co. Ltd.	1,109,737	668

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

China – 18.7% – continued

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	984,116	$965

Shanghai Electric Group Co. Ltd., Class H	1,572,000	560

Shanghai Industrial Holdings Ltd.	273,043	904

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	382,200	734

Shenzhou International Group Holdings Ltd.	331,000	1,076

Shimao Property Holdings Ltd.	778,903	1,795

Shougang Fushan Resources Group Ltd.	1,765,933	594

Shui On Land Ltd.	2,040,858	655

Sihuan Pharmaceutical Holdings Group Ltd.	1,165,063	797

Sino Biopharmaceutical	1,668,000	1,131

Sino-Ocean Land Holdings Ltd.	1,645,330	969

Sinopec Shanghai Petrochemical Co. Ltd., Class H *	1,398,670	522

Sinopharm Group Co. Ltd., Class H	572,714	1,436

SOHO China Ltd.	1,145,778	986

Sun Art Retail Group Ltd.	1,346,500	1,927

Tencent Holdings Ltd.	578,414	30,382

Tingyi Cayman Islands Holding Corp.	1,108,435	2,941

Tsingtao Brewery Co. Ltd., Class H	201,767	1,532

Uni-President China Holdings Ltd.	597,000	595

Want Want China Holdings Ltd.	3,392,870	5,151

Weichai Power Co. Ltd., Class H	279,953	1,092

Wumart Stores, Inc., Class H	300,470	535

Yantai Changyu Pioneer Wine Co. Ltd., Class B	131,713	450

Yanzhou Coal Mining Co. Ltd., Class H	1,079,138	1,057

Yingde Gases Group Co. Ltd.	610,700	598

Yuexiu Property Co. Ltd.	2,861,393	787

Zhaojin Mining Industry Co. Ltd., Class H	497,274	442

Zhejiang Expressway Co. Ltd., Class H	805,294	741

Zhongsheng Group Holdings Ltd.	305,000	482

Zhuzhou CSR Times Electric Co. Ltd., Class H	249,930	815

Zijin Mining Group Co. Ltd., Class H	3,496,162	838

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	790,547	684

ZTE Corp., Class H *	354,898	735
		405,824

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Colombia – 0.9%

Almacenes Exito S.A.	113,594	$1,944

Bancolombia S.A.	115,952	1,636

Bancolombia S.A. ADR	8,252	475

Bolsa de Valores de Colombia	461,784	707

Cementos Argos S.A.	229,724	1,205

Corp. Financiera Colombiana S.A.	43,194	887

Ecopetrol S.A.	2,705,828	6,217

Ecopetrol S.A. ADR	5,700	262

Grupo Argos S.A.	163,834	1,937

Grupo de Inversiones Suramericana S.A.	132,292	2,646

Interconexion Electrica S.A. ESP	217,853	1,080
		18,996

Czech Republic – 0.2%

CEZ A.S.	91,629	2,369

Komercni Banka A.S.	8,674	1,931

Telefonica Czech Republic A.S.	62,000	985
		5,285

Egypt – 0.2%

Commercial International Bank Egypt S.A.E.	325,689	1,789

Global Telecom Holding *	1,514,852	965

Talaat Moustafa Group *	582,316	422

Telecom Egypt Co.	182,055	358
		3,534

Hungary – 0.2%

Magyar Telekom Telecommunications PLC	276,226	385

MOL Hungarian Oil & Gas PLC	23,785	1,721

OTP Bank PLC	118,338	2,342
		4,448

India – 5.6%

ACC Ltd.	24,673	438

Adani Enterprises Ltd.	125,066	282

Adani Ports and Special Economic Zone Ltd.	222,528	491

Aditya Birla Nuvo Ltd.	17,736	352

Ambuja Cements Ltd.	384,302	1,120

Apollo Hospitals Enterprise Ltd.	43,224	642

Asian Paints Ltd.	162,980	1,195

Bajaj Auto Ltd.	47,801	1,520

Bank of Baroda	23,389	184

Bank of India	61,664	155

Bharat Heavy Electricals Ltd.	332,898	732

Bharat Petroleum Corp. Ltd.	96,996	513

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

India – 5.6% – continued

Bharti Airtel Ltd.	341,125	$1,735

Cairn India Ltd.	267,199	1,357

Canara Bank	47,489	168

Cipla Ltd.	195,293	1,351

Coal India Ltd.	286,727	1,348

Dabur India Ltd.	236,130	639

Divi’s Laboratories Ltd.	21,423	332

DLF Ltd.	233,727	477

Dr. Reddy’s Laboratories Ltd.	42,546	1,618

Dr. Reddy’s Laboratories Ltd. ADR	15,005	567

GAIL India Ltd.	179,358	937

GlaxoSmithKline Consumer Healthcare Ltd.	5,737	398

Godrej Consumer Products Ltd.	70,619	946

HCL Technologies Ltd.	119,419	2,067

HDFC Bank Ltd.	781,131	7,392

HDFC Bank Ltd. ADR	31,500	970

Hero MotoCorp Ltd.	44,737	1,437

Hindalco Industries Ltd.	575,030	1,029

Hindustan Unilever Ltd.	367,459	3,680

Housing Development Finance Corp.	830,996	10,134

ICICI Bank Ltd.	63,709	899

ICICI Bank Ltd. ADR	29,471	898

Idea Cellular Ltd.	387,258	1,040

Infosys Ltd.	217,268	10,460

Infosys Ltd. ADR	43,137	2,075

ITC Ltd.	1,251,587	6,800

Jaiprakash Associates Ltd.	552,523	310

Jindal Steel & Power Ltd.	212,413	807

JSW Steel Ltd.	43,915	513

Kotak Mahindra Bank Ltd.	162,918	1,763

Larsen & Toubro Ltd.	169,759	2,137

Larsen & Toubro Ltd. GDR (Registered)	7,050	90

LIC Housing Finance Ltd.	158,161	476

Lupin Ltd.	43,364	594

Mahindra & Mahindra Financial Services Ltd.	143,342	589

Mahindra & Mahindra Ltd.	173,138	2,287

NTPC Ltd.	607,672	1,431

Oil & Natural Gas Corp. Ltd.	436,605	1,866

Oil India Ltd.	67,947	475

Piramal Enterprises Ltd.	37,487	355

Power Finance Corp. Ltd.	147,237	308

Power Grid Corp. of India Ltd.	626,476	981

Ranbaxy Laboratories Ltd. *	70,238	371

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

India – 5.6% – continued

Reliance Capital Ltd.	52,679	$266

Reliance Communications Ltd.	306,698	720

Reliance Industries Ltd.	592,921	7,797

Reliance Industries Ltd. GDR (1)(2)	70,126	1,845

Reliance Infrastructure Ltd.	55,302	328

Reliance Power Ltd. *	257,780	278

Rural Electrification Corp. Ltd.	170,211	512

Sesa Goa Ltd.	663,459	1,924

Sesa Goa Ltd. ADR *	3,120	35

Shriram Transport Finance Co. Ltd.	77,282	709

Siemens Ltd.	39,800	304

State Bank of India	75,814	1,954

Sun Pharmaceutical Industries Ltd.	350,502	3,327

Tata Consultancy Services Ltd.	266,180	8,198

Tata Motors Ltd.	392,418	2,095

Tata Motors Ltd. ADR	6,700	178

Tata Power Co. Ltd.	566,755	736

Tata Steel Ltd.	171,344	747

Titan Industries Ltd.	124,272	462

Ultratech Cement Ltd.	20,466	591

Unitech Ltd. *	689,678	173

United Breweries Ltd.	38,694	532

United Spirits Ltd.	48,726	1,977

Wipro Ltd.	319,833	2,423

Wipro Ltd. ADR	25,040	257

Wockhardt Ltd.	15,466	129

Zee Entertainment Enterprises Ltd.	134,446	490
		122,718

Indonesia – 2.3%

Adaro Energy Tbk PT	8,219,220	639

Astra Agro Lestari Tbk PT	217,222	366

Astra International Tbk PT	11,522,760	6,425

Bank Central Asia Tbk PT	7,024,192	6,074

Bank Danamon Indonesia Tbk PT	1,890,443	647

Bank Mandiri Persero Tbk PT	5,319,455	3,657

Bank Negara Indonesia Persero Tbk PT	4,252,409	1,498

Bank Rakyat Indonesia Persero Tbk PT	6,327,158	3,966

Bumi Resources Tbk PT *	8,195,731	323

Bumi Serpong Damai PT	3,925,500	489

Charoen Pokphand Indonesia Tbk PT	4,185,935	1,229

Global Mediacom Tbk PT	3,941,000	658

Gudang Garam Tbk PT	268,915	813

Indo Tambangraya Megah Tbk PT	230,278	523

Indocement Tunggal Prakarsa Tbk PT	830,303	1,289

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Indonesia – 2.3% – continued

Indofood CBP Sukses Makmur Tbk PT	654,000	$580

Indofood Sukses Makmur Tbk PT	2,477,871	1,512

Indosat Tbk PT	752,863	270

Jasa Marga Persero Tbk PT	1,135,000	510

Kalbe Farma Tbk PT	13,100,080	1,336

Lippo Karawaci Tbk PT *	11,063,500	1,042

Matahari Department Store Tbk PT *	817,273	742

Media Nusantara Citra Tbk PT	2,335,500	545

Perusahaan Gas Negara Persero Tbk PT	6,222,612	2,798

Semen Indonesia Persero Tbk PT	1,683,255	1,892

Tambang Batubara Bukit Asam Persero Tbk PT	443,000	484

Telekomunikasi Indonesia Persero Tbk PT	25,812,865	4,688

Unilever Indonesia Tbk PT	861,028	2,245

United Tractors Tbk PT	948,071	1,336

XL Axiata Tbk PT	1,449,860	531
		49,107

Malaysia – 3.6%

AirAsia Bhd.	698,300	549

Alliance Financial Group Bhd.	609,300	937

AMMB Holdings Bhd.	942,037	2,145

Astro Malaysia Holdings Bhd.	875,700	783

Axiata Group Bhd.	1,437,425	3,035

Berjaya Sports Toto Bhd.	363,356	458

British American Tobacco Malaysia Bhd.	72,200	1,422

Bumi Armada Bhd.	569,500	682

CIMB Group Holdings Bhd.	2,599,300	6,000

DiGi.Com Bhd.	2,004,300	2,982

Felda Global Ventures Holdings Bhd.	732,200	944

Gamuda Bhd.	963,600	1,360

Genting Bhd.	1,168,100	3,728

Genting Malaysia Bhd.	1,675,400	2,170

Genting Plantations Bhd.	129,900	375

Hong Leong Bank Bhd.	323,840	1,389

Hong Leong Financial Group Bhd.	120,100	535

IHH Healthcare Bhd. *	1,390,600	1,771

IJM Corp. Bhd.	619,820	1,099

IOI Corp. Bhd.	1,633,240	2,686

Kuala Lumpur Kepong Bhd.	273,150	1,898

Lafarge Malaysia Bhd.	213,900	618

Malayan Banking Bhd.	2,471,497	7,465

Malaysia Airports Holdings Bhd.	316,985	740

Maxis Bhd.	1,271,351	2,731

MISC Bhd. *	649,060	1,020

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Malaysia – 3.6% – continued

MMC Corp. Bhd.	431,875	$342

Parkson Holdings Bhd.	344,943	406

Petronas Chemicals Group Bhd.	1,576,900	3,315

Petronas Dagangan Bhd.	142,700	1,270

Petronas Gas Bhd.	336,400	2,272

PPB Group Bhd.	263,500	1,149

Public Bank Bhd.	9,913	54

Public Bank Bhd. (Registered)	598,600	3,255

RHB Capital Bhd.	365,893	849

Sapurakencana Petroleum Bhd. *	2,031,600	2,302

Sime Darby Bhd.	1,543,915	4,491

Telekom Malaysia Bhd.	589,700	947

Tenaga Nasional Bhd.	1,608,150	4,457

UEM Sunrise Bhd.	843,917	661

UMW Holdings Bhd.	299,800	1,088

YTL Corp. Bhd.	2,706,780	1,279

YTL Power International Bhd.	1,239,499	677
		78,336

Mexico – 5.0%

Alfa S.A.B. de C.V., Series A	1,607,880	4,336

America Movil S.A.B. de C.V., Series L	20,813,282	20,639

Arca Continental S.A.B. de C.V.	183,184	1,141

Cemex S.A.B. de C.V., Series CPO *	6,413,280	7,197

Coca-Cola Femsa S.A.B. de C.V., Series L	241,722	3,047

Compartamos S.A.B. de C.V.	609,972	1,136

Controladora Comercial Mexicana S.A.B. de C.V., Series UBC	228,500	972

El Puerto de Liverpool S.A.B. de C.V., Series C1	106,500	1,203

Fibra Uno Administracion S.A. de C.V.	752,400	2,086

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	1,104,677	10,718

Genomma Lab Internacional S.A.B. de C.V., Series B *	440,700	1,007

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	179,152	917

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	119,500	1,308

Grupo Bimbo S.A.B. de C.V., Series A	929,528	2,872

Grupo Carso S.A.B. de C.V., Series A1	327,306	1,747

Grupo Comercial Chedraui S.A. de C.V.	182,800	577

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,387,618	8,646

Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,320,243	3,016

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Mexico – 5.0% – continued

Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	1,029,800	$2,854

Grupo Mexico S.A.B. de C.V., Series B	2,163,536	6,478

Grupo Televisa S.A.B., Series CPO	1,462,714	8,169

Industrias C.H. S.A.B. de C.V., Series B *	96,037	569

Industrias Penoles S.A.B. de C.V.	78,827	2,316

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	878,227	2,568

Mexichem S.A.B. de C.V.	596,734	2,602

Minera Frisco S.A.B. de C.V., Series A1 *	364,006	945

OHL Mexico S.A.B. de C.V. *	388,100	1,021

Wal-Mart de Mexico S.A.B. de C.V., Series V	3,014,537	7,890
		107,977

Morocco – 0.1%

Attijariwafa Bank	17,268	660

Douja Promotion Groupe Addoha S.A.	66,598	378

Maroc Telecom S.A.	49,162	564
		1,602

Peru – 0.3%

Cia de Minas Buenaventura S.A.A. ADR	109,306	1,280

Credicorp Ltd.	38,452	4,939
		6,219

Philippines – 0.8%

Aboitiz Equity Ventures, Inc.	1,109,869	1,148

Aboitiz Power Corp.	1,055,644	764

Alliance Global Group, Inc.	1,150,924	622

Ayala Corp.	99,147	1,378

Ayala Land, Inc.	3,247,880	2,035

Bank of the Philippine Islands	391,102	865

BDO Unibank, Inc.	817,736	1,410

DMCI Holdings, Inc.	462,050	488

Energy Development Corp.	4,341,950	542

Globe Telecom, Inc.	19,105	702

International Container Terminal Services, Inc.	451,060	1,006

Jollibee Foods Corp.	237,653	915

Metro Pacific Investments Corp.	5,488,000	568

Metropolitan Bank & Trust	153,259	292

Philippine Long Distance Telephone Co.	24,280	1,656

SM Investments Corp.	79,205	1,420

SM Prime Holdings, Inc.	3,553,813	1,309

Universal Robina Corp.	488,970	1,380
		18,500

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Poland – 1.6%

Alior Bank S.A. *	21,413	$617

Bank Handlowy w Warszawie S.A.	18,400	654

Bank Millennium S.A. *	241,516	551

Bank Pekao S.A.	75,126	4,293

Bank Zachodni WBK S.A.	15,558	1,728

BRE Bank S.A.	8,237	1,187

Cyfrowy Polsat S.A. *	97,371	663

Enea S.A.	79,119	358

Eurocash S.A.	46,592	718

Grupa Azoty S.A.	22,371	529

Grupa Lotos S.A. *	38,826	457

Jastrzebska Spolka Weglowa S.A.	22,620	528

KGHM Polska Miedz S.A.	79,326	3,123

PGE S.A.	421,462	2,246

Polski Koncern Naftowy Orlen S.A.	181,016	2,563

Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,005,700	1,974

Powszechna Kasa Oszczednosci Bank Polski S.A.	498,568	5,910

Powszechny Zaklad Ubezpieczen S.A.	32,007	4,346

Synthos S.A.	316,571	483

Tauron Polska Energia S.A.	586,494	901

Telekomunikacja Polska S.A.	376,798	1,003
		34,832

Russia – 5.7%

Federal Grid Co. Unified Energy System JSC *	182,254,477	555

Gazprom OAO	1,336,583	5,942

Gazprom OAO ADR	2,689,810	23,711

Inter RAO JSC *	1,143,364,281	391

LSR Group OJSC GDR (Registered)	100,684	428

Lukoil OAO	71,708	4,546

Lukoil OAO ADR	205,585	13,041

Lukoil OAO ADR (OTC Exchange)	11,873	755

Magnit OJSC	3,011	763

Magnit OJSC GDR (Registered)	144,466	8,900

MegaFon OAO GDR (Registered)	49,231	1,736

MMC Norilsk Nickel OJSC	13,729	1,985

MMC Norilsk Nickel OJSC ADR	80,388	1,154

MMC Norilsk Nickel OJSC ADR (London Exchange)	73,047	1,055

Mobile Telesystems OJSC ADR	292,750	6,517

NovaTek OAO GDR (Registered)	51,652	6,832

Rosneft OAO	195,465	1,590

Rosneft OAO GDR (Registered)	461,721	3,742

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Russia – 5.7% – continued

Rostelecom OJSC	669,444	$2,098

RusHydro JSC	35,863,245	597

RusHydro JSC ADR	266,069	418

Sberbank of Russia	3,902,900	11,778

Sberbank of Russia (OTC Exchange)	56,000	169

Sberbank of Russia ADR	540,900	6,519

Severstal OAO	22,803	199

Severstal OAO GDR (Registered)	94,209	812

Sistema JSFC GDR (Registered)	68,796	1,788

Surgutneftegas OAO	1,288,823	1,130

Surgutneftegas OAO ADR	120,622	1,058

Surgutneftegas OAO ADR (London Exchange)	156,044	1,340

Tatneft OAO	334,214	2,170

Tatneft OAO ADR	1,663	66

Tatneft OAO ADR (London Exchange)	76,412	2,993

TMK OAO GDR (Registered)	35,026	455

Uralkali OJSC	509,249	2,668

Uralkali OJSC GDR (Registered)	47,590	1,239

VTB Bank OJSC	846,000,422	1,114

VTB Bank OJSC GDR (1)(2)	11,036	29

VTB Bank OJSC GDR (Registered)	480,352	1,269
		123,552

South Africa – 7.2%

African Bank Investments Ltd.	409,902	682

African Rainbow Minerals Ltd.	61,696	1,208

Anglo American Platinum Ltd. *	38,669	1,677

AngloGold Ashanti Ltd.	217,459	2,902

Aspen Pharmacare Holdings Ltd. *	167,595	4,385

Assore Ltd.	19,605	851

Barclays Africa Group Ltd.	193,411	2,839

Barloworld Ltd.	122,498	1,163

Bidvest Group Ltd.	166,877	4,182

Discovery Ltd.	165,916	1,340

Exxaro Resources Ltd.	79,903	1,309

FirstRand Ltd.	1,769,413	5,902

Foschini Group (The) Ltd.	117,761	1,218

Gold Fields Ltd.	418,920	1,927

Growthpoint Properties Ltd.	1,031,465	2,531

Harmony Gold Mining Co. Ltd.	219,767	752

Impala Platinum Holdings Ltd.	305,083	3,753

Imperial Holdings Ltd.	106,409	2,310

Investec Ltd.	142,469	936

Kumba Iron Ore Ltd.	45,650	2,109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

South Africa – 7.2% – continued

Liberty Holdings Ltd.	66,312	$772

Life Healthcare Group Holdings Ltd.	530,190	1,884

Massmart Holdings Ltd.	61,966	1,037

Mediclinic International Ltd.	208,518	1,542

MMI Holdings Ltd.	615,924	1,499

Mr Price Group Ltd.	135,103	1,871

MTN Group Ltd.	961,451	18,765

Nampak Ltd.	333,384	1,036

Naspers Ltd., Class N	224,153	20,678

Nedbank Group Ltd.	115,405	2,350

Netcare Ltd.	536,263	1,280

Northam Platinum Ltd. *	169,373	715

Pick n Pay Stores Ltd.	140,018	580

PPC Ltd.	294,519	885

Redefine Properties Ltd. *	1,679,911	1,631

Remgro Ltd.	271,279	5,240

Reunert Ltd.	99,367	718

RMB Holdings Ltd.	402,285	1,849

RMI Holdings	383,751	1,023

Sanlam Ltd.	1,014,145	4,732

Sappi Ltd. *	315,564	794

Sasol Ltd.	312,760	14,923

Shoprite Holdings Ltd.	243,191	4,000

Spar Group (The) Ltd.	98,066	1,182

Standard Bank Group Ltd.	690,409	8,241

Steinhoff International Holdings Ltd. *	721,804	2,569

Tiger Brands Ltd.	91,653	2,730

Truworths International Ltd.	248,946	2,231

Vodacom Group Ltd.	211,202	2,620

Woolworths Holdings Ltd.	428,433	3,165
		156,518

South Korea – 14.7%

Amorepacific Corp.	1,833	1,542

AMOREPACIFIC Group	1,551	567

BS Financial Group, Inc.	92,352	1,379

Celltrion, Inc.	34,205	1,491

Cheil Industries, Inc.	26,577	2,269

Cheil Worldwide, Inc. *	52,870	1,221

CJ CheilJedang Corp.	4,540	1,169

CJ Corp.	8,363	903

Coway Co. Ltd.	30,330	1,679

Daelim Industrial Co. Ltd.	15,639	1,408

Daewoo Engineering & Construction Co. Ltd. *	59,400	481

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

South Korea – 14.7% – continued

Daewoo International Corp.	25,528	$902

Daewoo Securities Co. Ltd.	93,638	858

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	53,300	1,717

DGB Financial Group, Inc.	77,530	1,166

Dongbu Insurance Co. Ltd.	24,361	1,048

Doosan Corp.	4,570	642

Doosan Heavy Industries & Construction Co. Ltd.	27,582	1,185

Doosan Infracore Co. Ltd. *	55,880	817

E-Mart Co. Ltd.	11,922	2,677

GS Engineering & Construction Corp.	20,110	699

GS Holdings	29,100	1,528

Halla Visteon Climate Control Corp.	20,620	782

Hana Financial Group, Inc.	157,043	5,369

Hankook Tire Co. Ltd.	42,218	2,413

Hanwha Chemical Corp.	46,752	906

Hanwha Corp.	25,405	896

Hanwha Life Insurance Co. Ltd.	120,110	777

Hite Jinro Co. Ltd.	15,340	391

Hyosung Corp.	13,769	919

Hyundai Department Store Co. Ltd.	8,680	1,299

Hyundai Development Co.-Engineering & Construction	31,770	709

Hyundai Engineering & Construction Co. Ltd.	40,722	2,343

Hyundai Glovis Co. Ltd.	7,503	1,470

Hyundai Heavy Industries Co. Ltd.	23,883	5,866

Hyundai Hysco Co. Ltd.	17,798	761

Hyundai Marine & Fire Insurance Co. Ltd.	34,640	942

Hyundai Merchant Marine Co. Ltd. *	34,439	561

Hyundai Mipo Dockyard	6,094	891

Hyundai Mobis Co. Ltd.	38,761	10,321

Hyundai Motor Co.	87,620	20,475

Hyundai Securities Co. Ltd.	59,780	372

Hyundai Steel Co.	31,647	2,437

Hyundai Wia Corp.	8,812	1,391

Industrial Bank of Korea	92,310	1,023

Kangwon Land, Inc.	53,960	1,432

KB Financial Group, Inc.	220,584	7,704

KCC Corp.	2,642	1,112

Kia Motors Corp.	149,901	9,094

Korea Aerospace Industries Ltd.	22,690	565

Korea Electric Power Corp. *	146,476	4,100

Korea Gas Corp.	12,909	683

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

South Korea – 14.7% – continued

Korea Investment Holdings Co. Ltd.	21,680	$837

Korea Zinc Co. Ltd.	4,858	1,466

Korean Air Lines Co. Ltd. *	16,128	565

KT Corp.	14,619	490

KT Corp. ADR	6,526	109

KT&G Corp.	62,792	4,501

Kumho Petro chemical Co. Ltd.	7,702	728

LG Chem Ltd.	26,429	7,546

LG Corp.	53,420	3,292

LG Display Co. Ltd. *	130,020	3,142

LG Display Co. Ltd. ADR *	3,800	45

LG Electronics, Inc.	60,291	3,997

LG Household & Health Care Ltd.	5,288	2,674

LG Innotek Co. Ltd. *	5,984	479

LG Uplus Corp. *	123,102	1,321

Lotte Chemical Corp.	9,752	1,803

Lotte Confectionery Co. Ltd.	392	621

Lotte Shopping Co. Ltd.	6,369	2,256

LS Corp.	9,951	718

LS Industrial Systems Co. Ltd.	8,625	522

Mirae Asset Securities Co. Ltd.	14,075	483

NAVER Corp.	15,935	8,266

NCSoft Corp.	8,621	1,533

NHN Entertainment Corp. *	7,174	788

OCI Co. Ltd.	9,439	1,516

Orion Corp.	2,018	1,790

POSCO	35,697	10,570

POSCO ADR	5,928	437

S-1 Corp.	9,438	568

Samsung C&T Corp.	71,677	4,171

Samsung Card Co. Ltd.	19,352	719

Samsung Electro-Mechanics Co. Ltd.	33,699	2,708

Samsung Electronics Co. Ltd.	62,723	79,414

Samsung Engineering Co. Ltd.	16,778	1,286

Samsung Fire & Marine Insurance Co. Ltd.	20,256	4,651

Samsung Heavy Industries Co. Ltd.	91,310	3,651

Samsung Life Insurance Co. Ltd.	33,800	3,284

Samsung SDI Co. Ltd.	19,521	3,408

Samsung Securities Co. Ltd.	34,865	1,527

Samsung Techwin Co. Ltd.	21,270	1,208

Shinhan Financial Group Co. Ltd.	243,390	9,859

Shinsegae Co. Ltd.	3,891	837

SK C&C Co. Ltd.	12,912	1,382

SK Holdings Co. Ltd.	14,532	2,625

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

South Korea – 14.7% – continued

SK Hynix, Inc. *	296,310	$8,317

SK Innovation Co. Ltd.	34,300	4,663

SK Networks Co. Ltd.	66,100	402

SK Telecom Co. Ltd.	4,235	864

SK Telecom Co. Ltd. ADR	10,300	234

S-Oil Corp.	25,387	1,841

Woori Finance Holdings Co. Ltd.	207,490	2,407

Woori Investment & Securities Co. Ltd.	66,997	724

Yuhan Corp.	4,351	794
		319,391

Spain – 0.0%

Cemex Latam Holdings S.A. *	94,420	743

Taiwan – 11.0%

Acer, Inc. *	1,432,796	996

Advanced Semiconductor Engineering, Inc.	3,437,364	3,321

Advantech Co. Ltd.	156,285	875

Asia Cement Corp.	1,201,831	1,521

Asustek Computer, Inc.	386,546	3,100

AU Optronics Corp. *	4,903,215	1,829

Catcher Technology Co. Ltd.	381,111	2,019

Cathay Financial Holding Co. Ltd.	4,137,424	5,894

Chailease Holding Co. Ltd.	431,200	1,013

Chang Hwa Commercial Bank	2,608,163	1,521

Cheng Shin Rubber Industry Co. Ltd.	910,184	2,384

Cheng Uei Precision Industry Co. Ltd.	232,886	467

Chicony Electronics Co. Ltd.	271,194	676

China Airlines Ltd. *	1,467,307	551

China Development Financial Holding Corp.	7,711,868	2,217

China Life Insurance Co. Ltd.	1,276,413	1,150

China Motor Corp.	328,000	296

China Petrochemical Development Corp.	959,172	472

China Steel Corp.	6,591,467	5,787

Chunghwa Telecom Co. Ltd.	2,132,493	6,797

Chunghwa Telecom Co. Ltd. ADR	4,048	128

Clevo Co.	271,970	530

Compal Electronics, Inc.	2,406,759	1,759

CTBC Financial Holding Co. Ltd.	7,477,088	4,883

CTCI Corp.	316,000	511

Delta Electronics, Inc.	1,024,521	4,976

E.Sun Financial Holding Co. Ltd.	2,630,695	1,702

Eclat Textile Co. Ltd.	91,368	803

Epistar Corp. *	486,351	922

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Taiwan – 11.0% – continued

Eva Airways Corp. *	916,271	$521

Evergreen Marine Corp. Taiwan Ltd. *	977,795	580

Far Eastern Department Stores Co. Ltd.	557,362	587

Far Eastern New Century Corp.	1,753,792	1,934

Far EasTone Telecommunications Co. Ltd.	900,345	2,245

Farglory Land Development Co. Ltd.	189,000	352

Feng Hsin Iron & Steel Co.	237,160	417

First Financial Holding Co. Ltd.	3,958,406	2,368

Formosa Chemicals & Fibre Corp.	1,843,499	4,904

Formosa International Hotels Corp.	20,476	230

Formosa Petrochemical Corp.	649,487	1,707

Formosa Plastics Corp.	2,366,682	6,110

Formosa Taffeta Co. Ltd.	412,827	402

Foxconn Technology Co. Ltd.	472,094	1,227

Fubon Financial Holding Co. Ltd.	3,800,025	5,259

Giant Manufacturing Co. Ltd.	157,483	1,074

Hermes Microvision, Inc.	17,000	495

Highwealth Construction Corp.	178,200	393

Hiwin Technologies Corp.	104,651	701

Hon Hai Precision Industry Co. Ltd.	6,296,620	16,147

Hotai Motor Co. Ltd.	141,900	1,546

HTC Corp.	411,220	1,843

Hua Nan Financial Holdings Co. Ltd.	3,091,756	1,767

Innolux Corp. *	3,860,392	1,856

Inventec Corp.	1,365,314	1,321

Kinsus Interconnect Technology Corp.	159,587	562

Largan Precision Co. Ltd.	56,835	1,914

LCY Chemical Corp.	284,648	360

Lite-On Technology Corp.	1,181,411	2,006

MediaTek, Inc.	690,507	8,542

Mega Financial Holding Co. Ltd.	4,845,972	3,974

Merida Industry Co. Ltd.	114,000	741

MStar Semiconductor, Inc.	104,317	963

Nan Kang Rubber Tire Co. Ltd.	326,769	394

Nan Ya Plastics Corp.	2,712,951	5,711

Novatek Microelectronics Corp.	307,850	1,276

Pegatron Corp.	896,594	1,280

Phison Electronics Corp.	76,608	552

Pou Chen Corp.	1,152,093	1,343

Powertech Technology, Inc. *	364,568	688

President Chain Store Corp.	326,220	2,357

Quanta Computer, Inc.	1,412,576	3,065

Radiant Opto-Electronics Corp.	244,800	874

Realtek Semiconductor Corp.	265,457	649

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Taiwan – 11.0% – continued

Ruentex Development Co. Ltd.	339,562	$696

Ruentex Industries Ltd.	274,781	689

ScinoPharm Taiwan Ltd.	113,360	335

Shin Kong Financial Holding Co. Ltd.	3,717,398	1,257

Siliconware Precision Industries Co.	1,681,480	1,966

Simplo Technology Co. Ltd.	156,532	760

SinoPac Financial Holdings Co. Ltd.	3,746,499	1,720

Standard Foods Corp.	162,242	486

Synnex Technology International Corp.	704,086	1,103

Taishin Financial Holding Co. Ltd.	3,592,224	1,658

Taiwan Business Bank *	1,963,922	587

Taiwan Cement Corp.	1,877,055	2,718

Taiwan Cooperative Financial Holding Co. Ltd.	3,147,707	1,731

Taiwan Fertilizer Co. Ltd.	439,000	1,035

Taiwan Glass Industry Corp.	538,377	547

Taiwan Mobile Co. Ltd.	957,076	3,400

Taiwan Semiconductor Manufacturing Co. Ltd.	13,988,193	47,561

Teco Electric and Machinery Co. Ltd.	986,000	1,045

TPK Holding Co. Ltd.	129,003	1,174

Transcend Information, Inc. *	109,442	345

Tripod Technology Corp.	245,082	478

TSRC Corp.	320,892	573

U-Ming Marine Transport Corp.	233,000	423

Unimicron Technology Corp.	733,418	625

Uni-President Enterprises Corp.	2,502,666	4,665

United Microelectronics Corp.	6,771,043	2,899

Vanguard International Semiconductor Corp.	411,000	452

Walsin Lihwa Corp. *	1,792,770	548

Wan Hai Lines Ltd.	646,825	371

Wistron Corp.	1,223,225	1,186

WPG Holdings Ltd.	833,316	981

Ya Hsin Industrial Co. Ltd. (3)*	121,548	–

Yang Ming Marine Transport Corp. *	753,356	346

Yuanta Financial Holding Co. Ltd.	4,814,647	2,468

Yulon Motor Co. Ltd.	426,257	714

Zhen Ding Technology Holding Ltd.	122,850	293
		240,172

Thailand – 2.4%

Advanced Info Service PCL (Registered)	194,000	1,581

Advanced Info Service PCL NVDR	396,699	3,243

Airports of Thailand PCL NVDR	241,900	1,462

Bangkok Bank PCL (Registered)	381,900	2,410

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Thailand – 2.4% – continued

Bangkok Bank PCL NVDR	435,000	$2,732

Bangkok Dusit Medical Services PCL NVDR	181,700	732

Bank of Ayudhya PCL (Registered)	518,654	627

Bank of Ayudhya PCL NVDR	849,668	1,027

Banpu PCL (Registered)	233,500	205

Banpu PCL NVDR	382,580	336

BEC World PCL (Registered)	196,500	356

BEC World PCL NVDR	362,207	659

Central Pattana PCL NVDR	730,400	1,031

Charoen Pokphand Foods PCL NVDR	1,540,357	1,184

CP ALL PCL (Registered)	905,200	1,020

CP ALL PCL NVDR	1,599,336	1,804

Glow Energy PCL (Registered)	87,100	182

Glow Energy PCL NVDR	210,302	440

Home Product Center PCL NVDR	1,400,200	542

Indorama Ventures PCL NVDR	846,647	592

IRPC PCL (Registered)	1,860,900	187

IRPC PCL NVDR	3,893,681	392

Kasikornbank PCL	50,000	281

Kasikornbank PCL (Registered)	280,600	1,588

Kasikornbank PCL NVDR	736,797	4,134

Krung Thai Bank PCL (Registered)	699,750	429

Krung Thai Bank PCL NVDR	1,284,193	791

Minor International PCL NVDR	877,500	675

PTT Exploration & Production PCL NVDR	545,243	2,846

PTT Exploration & Production PCL (Registered)	242,500	1,268

PTT Global Chemical PCL (Registered)	189,814	452

PTT Global Chemical PCL NVDR	754,876	1,803

PTT PCL (Registered)	183,500	1,854

PTT PCL NVDR	302,200	3,054

Siam Cement PCL (Registered)	51,000	702

Siam Cement PCL NVDR	199,398	2,728

Siam Commercial Bank PCL (Registered)	232,700	1,157

Siam Commercial Bank PCL NVDR	769,776	3,653

Thai Oil PCL (Registered)	97,800	181

Thai Oil PCL NVDR	385,695	713

True Corp. PCL NVDR *	2,900,000	722
		51,775

Turkey – 1.7%

Akbank T.A.S.	1,027,773	3,788

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	118,475	1,373

Arcelik A.S.	130,841	762

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.8% – continued

Turkey – 1.7% – continued

BIM Birlesik Magazalar A.S.	120,354	$2,479

Coca-Cola Icecek A.S.	37,079	946

Dogan Yayin Holding A.S. *	1	–

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	349,047	472

Enka Insaat ve Sanayi A.S.	232,934	692

Eregli Demir ve Celik Fabrikalari T.A.S.	774,671	982

Ford Otomotiv Sanayi A.S.	41,018	565

Haci Omer Sabanci Holding A.S.	457,234	2,211

Is Gayrimenkul Yatirim Ortakligi A.S.	1	–

KOC Holding A.S.	358,049	1,653

Koza Altin Isletmeleri A.S.	25,703	408

TAV Havalimanlari Holding A.S.	92,678	654

Tofas Turk Otomobil Fabrikasi A.S.	74,079	451

Tupras Turkiye Petrol Rafinerileri A.S.	70,808	1,497

Turk Hava Yollari AO	310,928	1,186

Turk Telekomunikasyon A.S.	255,063	887

Turkcell Iletisim Hizmetleri A.S. *	437,210	2,577

Turkiye Garanti Bankasi A.S.	1,316,722	5,192

Turkiye Halk Bankasi A.S.	358,362	2,625

Turkiye Is Bankasi, Class C	885,793	2,343

Turkiye Sise ve Cam Fabrikalari A.S.	282,070	388

Turkiye Vakiflar Bankasi Tao, Class D	421,848	964

Yapi ve Kredi Bankasi A.S.	488,240	1,088
		36,183

Ukraine – 0.0%

Kernel Holding S.A. *	29,702	469

United States – 0.1%

Southern Copper Corp.	96,427	2,627
Total Common Stocks (4)
(Cost $1,744,296)		1,953,408

PREFERRED STOCKS – 6.5%

Brazil – 5.2%

AES Tiete S.A.	58,353	578

Banco Bradesco S.A. *	985,462	13,628

Banco do Estado do Rio Grande do Sul S.A., Class B *	105,218	732

Bradespar S.A. *	128,401	1,425

Braskem S.A., Class A *	87,041	691

Centrais Eletricas Brasileiras S.A., Class B *	128,141	593

Cia Brasileira de Distribuicao Grupo Pao de Acucar	70,442	3,228

Cia de Bebidas das Americas	354,499	13,581

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 6.5% – continued

Brazil – 5.2% – continued

Cia de Bebidas das Americas ADR	35,900	$1,377

Cia Energetica de Minas Gerais	304,992	2,608

Cia Energetica de Sao Paulo, Class B *	95,108	1,001

Cia Paranaense de Energia, Class B	53,744	754

Gerdau S.A. *	487,761	3,627

Itau Unibanco Holding S.A.	1,426,780	20,201

Itausa - Investimentos Itau S.A.	1,614,025	6,562

Klabin S.A.	271,221	1,416

Lojas Americanas S.A. *	228,694	1,685

Marcopolo S.A. *	252,352	751

Metalurgica Gerdau S.A. *	153,499	1,443

Oi S.A.	292,398	561

Petroleo Brasileiro S.A. *	1,985,195	16,499

Suzano Papel e Celulose S.A., Class A	165,800	657

Telefonica Brasil S.A. *	140,791	3,141

Telefonica Brasil S.A. ADR *	27,945	627

Usinas Siderurgicas de Minas Gerais S.A., Class A *	220,144	1,051

Vale S.A.	1,076,930	15,350
		113,767

Chile – 0.1%

Embotelladora Andina S.A., Class B	145,037	797

Sociedad Quimica y Minera de Chile S.A., Class B	50,903	1,547
		2,344

Colombia – 0.3%

Banco Davivienda S.A.	53,813	715

Bancolombia S.A.	159,900	2,300

Grupo Argos S.A.	66,025	776

Grupo Aval Acciones y Valores	827,034	603

Grupo de Inversiones Suramericana S.A.	53,792	1,088
		5,482

Russia – 0.3%

AK Transneft OAO	878	2,301

Sberbank of Russia	571,494	1,316

Surgutneftegas OAO	2,532,324	1,828

Surgutneftegas OAO ADR	140,161	999
		6,444

South Korea – 0.6%

Hyundai Motor Co. Ltd.	21,582	2,264

Hyundai Motor Co. Ltd.	13,706	1,374

LG Chem Ltd.	4,159	542

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 6.5% – continued

South Korea – 0.6% – continued

Samsung Electronics Co. Ltd.	11,690	$9,480

		13,660
Total Preferred Stocks (4)
(Cost $151,488)		141,697

RIGHTS – 0.0%

Chile – 0.0%

Cia Cervecerias Unidas S.A. *	10,092	4

South Korea – 0.0%

Hyundai Merchant Marine Co. Ltd. *	2,710	9

Korea Gas Corp. *	2,148	19

		28
Total Rights (4)
(Cost $39)		32

INVESTMENT COMPANIES – 2.0%

iShares MSCI Emerging Markets ETF	278,520	11,355

iShares MSCI South Korea Capped ETF	56,385	3,469

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	10,085,277	10,085

Vanguard FTSE Emerging Markets ETF	458,900	18,407
Total Investment Companies
(Cost $42,205)		43,316

Total Investments – 98.3%
(Cost $1,938,028)		2,138,453

Other Assets less Liabilities – 1.7%		36,298
NET ASSETS – 100.0%		$2,174,751

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $1,874,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Reliance Industries Ltd. GDR	11/1/06-12/06/12	$1,996

VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	Security has been deemed worthless and is a Level 3 investment.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	The Fund had approximately $10,085,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended September 30, 2013.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Dax Index (Euro)	7	$2,033	Long	12/13	$20
FTSE/JSE Top 40 Index (South African Rand)	185	7,324	Long	12/13	78
Hang Seng Index (Hong Kong Dollar)	53	7,819	Long	10/13	(141)
MSCI Emerging Markets Index (United States Dollar)	235	11,547	Long	12/13	(82)
MSCI Taiwan Index (United States Dollar)	237	6,804	Long	10/13	(125)
S&P/TSX 60 Index (Canadian Dollar)	34	4,822	Long	12/13	(13)
SGX S&P CNX Nifty Index (United States Dollar)	366	4,220	Long	10/13	(127)
SPI 200 Index (Australian Dollar)	18	2,193	Long	12/13	(14)

Total					$(404)

At September 30, 2013, the Emerging Markets Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	770	Indian Rupee	50,312	12/18/13	$13
United States Dollar	5,520	Korean Won	6,030,600	12/18/13	58

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	2,370	Taiwan Dollar	70,030	12/18/13	$7

Total					$78

At September 30, 2013, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.7%
Consumer Staples	8.7
Energy	11.7
Financials	28.2
Health Care	1.5
Industrials	6.1
Information Technology	14.8
Materials	9.7
Telecommunication Services	7.5
Utilities	3.1

Total	100.0%

At September 30, 2013, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	19.0%
Korean Won	15.6
Taiwan Dollar	11.3
Brazilian Real	10.8
United States Dollar	9.3
South African Rand	7.4
Indian Rupee	5.4
Mexican Peso	5.1
All other currencies less than 5%	16.1

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$23,498	$155,511	$–	$179,009
Consumer Staples	56,695	109,550	–	166,245
Energy	43,331	184,378	–	227,709
Financials	76,064	443,029	–	519,093
Health Care	3,263	29,331	–	32,594
Industrials	22,986	106,810	–	129,796
Information Technology	8,983	296,506	–	305,489
Materials	49,385	128,102	–	177,487
Telecommunication
Services	33,068	121,739	–	154,807
Utilities	18,181	42,998	–	61,179
Preferred Stocks
Consumer Discretionary	1,685	3,638	–	5,323
Consumer Staples	18,983	–	–	18,983
Energy	21,627	–	–	21,627
Financials	42,439	4,706	–	47,145
Industrials	752	–	–	752
Information Technology	–	9,480	–	9,480
Materials	27,207	1,318	–	28,525
Telecommunication
Services	4,329	–	–	4,329
Utilities	5,533	–	–	5,533
Rights
Consumer Staples	4	–	–	4
Industrials	–	9	–	9
Utilities	19	–	–	19
Investment Companies	43,316	–	–	43,316
Total Investments	$501,348	$1,637,105	$–	$2,138,453

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$98	$–	$–	$98
Forward Foreign Currency Exchange Contracts	–	78	–	78
Liabilities
Futures Contracts	(502)	–	–	(502)
Total Other Financial Instruments	$(404)	$78	$–	$(326)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000s)	Reason
Common Stocks
Consumer Discretionary	$77,456	Valuations at last trade with foreign fair value adjustments
Consumer Staples	42,275	Valuations at last trade with foreign fair value adjustments
Energy	58,800	Valuations at last trade with foreign fair value adjustments
Financials	157,829	Valuations at last trade with foreign fair value adjustments
Health Care	5,123	Valuations at last trade with foreign fair value adjustments
Industrials	64,995	Valuations at last trade with foreign fair value adjustments
Information Technology	234,751	Valuations at last trade with foreign fair value adjustments
Materials	76,017	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	33,662	Valuations at last trade with foreign fair value adjustments
Utilities	14,987	Valuations at last trade with foreign fair value adjustments
Preferred Stocks
Consumer Discretionary	3,638	Valuations at last trade with foreign fair value adjustments
Financials	4,706	Valuations at last trade with foreign fair value adjustments
Information Technology	9,480	Valuations at last trade with foreign fair value adjustments
Materials	1,318	Valuations at last trade with foreign fair value adjustments
Total	$785,037

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Australia – 5.9%

BGP Holdings PLC - (Fractional Shares) *	6,535,576	$–

BWP Trust	702,895	1,495

CFS Retail Property Trust Group	2,222,163	4,148

Charter Hall Retail REIT	369,925	1,298

Commonwealth Property Office Fund	2,641,247	2,809

Dexus Property Group	5,009,403	4,700

Federation Centres Ltd.	1,430,082	3,044

Goodman Group	1,928,220	8,784

GPT Group	1,769,419	5,745

Investa Office Fund	642,573	1,769

Mirvac Group	4,122,055	6,692

Stockland	2,595,269	9,371

Westfield Group	2,332,358	23,958

Westfield Retail Trust	3,196,664	8,862
		82,675

Austria – 0.6%

Atrium European Real Estate Ltd. *	188,241	1,066

CA Immobilien Anlagen A.G. *	82,239	1,194

Conwert Immobilien Invest S.E. *	66,761	786

IMMOFINANZ A.G. *	1,088,368	4,751
		7,797

Belgium – 0.4%

Aedifica	9,616	663

Befimmo	18,152	1,258

Cofinimmo	19,079	2,235

Intervest Offices & Warehouses	7,147	176

Leasinvest Real Estate S.C.A.	2,071	198

Warehouses De Pauw S.C.A.	11,738	823

Wereldhave Belgium N.V.	2,332	270
		5,623

Brazil – 1.5%

Aliansce Shopping Centers S.A.	88,808	800

BR Malls Participacoes S.A.	482,923	4,406

BR Properties S.A.	222,483	1,965

Brookfield Incorporacoes S.A. *	295,979	215

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	313,528	2,371

Direcional Engenharia S.A.	94,130	510

Even Construtora e Incorporadora S.A.	219,575	837

Ez Tec Empreendimentos e Participacoes S.A.	54,940	757

Gafisa S.A.*	499,500	811

General Shopping Brasil S.A. *	21,504	82

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Brazil – 1.5% – continued

Helbor Empreendimentos S.A.	135,736	$570

Iguatemi Empresa de Shopping Centers S.A.	67,072	736

JHSF Participacoes S.A.	129,316	371

MRV Engenharia e Participacoes S.A.	346,303	1,411

Multiplan Empreendimentos Imobiliarios S.A. *	85,921	2,057

PDG Realty S.A. Empreendimentos e Participacoes *	1,505,882	1,651

Rodobens Negocios Imobiliarios S.A.	28,773	189

Rossi Residencial S.A. *	326,031	468

Sonae Sierra Brasil S.A.	30,615	300

Tecnisa S.A. *	98,731	413
		20,920

Canada – 3.3%

Allied Properties Real Estate Investment Trust	76,298	2,404

Artis Real Estate Investment Trust	141,317	1,950

Boardwalk Real Estate Investment Trust	44,640	2,497

Calloway Real Estate Investment Trust	114,230	2,700

Canadian Apartment Properties REIT	114,031	2,266

Canadian Real Estate Investment Trust	76,267	3,005

Chartwell Retirement Residences	194,189	1,904

Cominar Real Estate Investment Trust	140,306	2,622

Crombie Real Estate Investment Trust	59,381	740

Dundee International Real Estate Investment Trust	106,525	973

Dundee Real Estate Investment Trust, Class A	117,171	3,303

Extendicare, Inc.	97,378	623

First Capital Realty, Inc.	93,295	1,533

Granite Real Estate Investment Trust	52,817	1,895

H&R Real Estate Investment Trust	301,572	6,204

InnVest Real Estate Investment Trust	98,808	398

Killam Properties, Inc.	55,724	590

Morguard Real Estate Investment Trust	38,831	617

Northern Property Real Estate Investment Trust	35,951	966

NorthWest Healthcare Properties Real Estate Investment Trust	35,276	382

Pure Industrial Real Estate Trust	152,520	656

RioCan Real Estate Investment Trust	339,894	8,019
		46,247

China – 1.9%

Agile Property Holdings Ltd.	1,401,979	1,542

Beijing Capital Land Ltd., Class H	1,212,000	431

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
China – 1.9% – continued

Beijing North Star Co. Ltd., Class H	767,662	$176

China Merchants Property Development Co. Ltd., Class B	165,508	507

China Vanke Co. Ltd., Class B	1,478,641	2,699

Country Garden Holdings Co. Ltd.	4,919,233	3,156

Evergrande Real Estate Group Ltd. *	5,583,000	2,337

Fantasia Holdings Group Co. Ltd.	2,443,500	388

Greentown China Holdings Ltd.	871,500	1,642

Guangzhou R&F Properties Co. Ltd., Class H	1,085,802	1,700

Hui Xian Real Estate Investment Trust	2,281,930	1,428

Kaisa Group Holdings Ltd. *	1,858,600	518

Longfor Properties Co. Ltd.	1,525,500	2,423

Powerlong Real Estate Holdings Ltd.	1,641,000	325

Renhe Commercial Holdings Co. Ltd. *	11,876,000	683

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	568,144	966

Shui On Land Ltd.	3,394,277	1,089

Sino-Ocean Land Holdings Ltd.	3,547,886	2,090

SOHO China Ltd.	1,726,256	1,486

SPG LAND	346,000	252

Sunac China Holdings Ltd.	1,788,050	1,162
		27,000
Egypt – 0.0%

Six of October Development & Investment *	71,164	227
Finland – 0.2%

Citycon OYJ	259,239	873

Sponda OYJ	271,137	1,401

Technopolis OYJ	74,439	492
		2,766
France – 3.1%

Affine S.A.	7,469	145

ANF Immobilier	7,347	215

Fonciere Des Regions	37,908	3,145

Gecina S.A.	20,664	2,646

ICADE	35,322	3,227

Klepierre	109,830	4,764

Mercialys S.A.	46,622	934

Orco Property Group *	112,839	356

Societe de la Tour Eiffel	6,398	423

Unibail-Rodamco S.E.	109,428	27,163
		43,018

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Germany – 1.2%

Alstria Office REIT-A.G. *	76,409	$950

Deutsche Annington Immobilien S.E. *	40,525	1,042

Deutsche Euroshop A.G.	51,755	2,243

Deutsche Wohnen A.G. (Bearer)	190,180	3,404

DIC Asset A.G.	24,086	266

GAGFAH S.A. *	126,383	1,649

GSW Immobilien A.G.	56,878	2,498

Hamborner REIT A.G.	52,782	515

LEG Immobilien A.G. *	29,841	1,719

Prime Office REIT-A.G. *	46,030	206

TAG Immobilien A.G.	139,469	1,731
		16,223
Greece – 0.0%

Eurobank Properties Real Estate Investment Co. *	30,370	305
Hong Kong – 9.5%

C C Land Holdings Ltd.	1,508,000	405

Champion REIT	2,866,846	1,308

China Overseas Land & Investment Ltd.	4,592,542	13,515

China Resources Land Ltd.	2,097,218	5,955

CIFI Holdings Group Co. Ltd.	1,958,880	344

CSI Properties Ltd.	5,900,000	228

Franshion Properties China Ltd.	4,114,000	1,354

Glorious Property Holdings Ltd. *	3,136,100	449

Hang Lung Properties Ltd.	2,511,452	8,539

Henderson Land Development Co. Ltd.	1,159,143	7,174

HKR International Ltd.	790,400	386

Hongkong Land Holdings Ltd.	1,320,618	8,719

Hopson Development Holdings Ltd. *	688,000	818

Hysan Development Co. Ltd.	704,045	3,144

K Wah International Holdings Ltd.	1,183,206	639

Kerry Properties Ltd.	723,099	3,089

KWG Property Holding Ltd.	1,298,000	820

Link REIT (The)	2,570,300	12,599

Mingfa Group International Co. Ltd. *	1,161,000	300

Minmetals Land Ltd.	1,232,000	180

New World China Land Ltd.	2,915,899	1,468

New World Development Co. Ltd.	4,227,595	6,370

Poly Property Group Co. Ltd.	2,043,000	1,230

Shanghai Industrial Urban Development Group Ltd. *	1,452,000	356

Shenzhen Investment Ltd.	2,439,635	989

Shimao Property Holdings Ltd.	1,559,369	3,594

Sino Land Co. Ltd.	3,346,216	4,921

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Hong Kong – 9.5% – continued

Sinolink Worldwide Holdings Ltd. *	2,186,000	$191

Sun Hung Kai Properties Ltd.	1,734,619	23,637

Swire Properties Ltd.	1,316,000	3,682

Wharf Holdings Ltd.	1,703,317	14,780

Yuexiu Property Co. Ltd.	5,301,400	1,458
		132,641
India – 0.1%

DLF Ltd.	478,377	977

Prestige Estates Projects Ltd.	99,656	187

Unitech Ltd. *	1,579,788	397
		1,561
Indonesia – 0.6%

Agung Podomoro Land Tbk PT	8,106,696	196

Alam Sutera Realty Tbk PT	13,183,140	684

Bakrieland Development Tbk PT *	52,175,643	225

Bumi Serpong Damai PT	7,800,000	971

Ciputra Development Tbk PT	11,880,790	1,007

Ciputra Property Tbk PT	3,294,938	231

Ciputra Surya Tbk PT	937,500	176

Intiland Development Tbk PT	6,332,000	175

Kawasan Industri Jababeka Tbk PT	17,955,707	388

Lippo Karawaci Tbk PT *	21,490,531	2,024

Pakuwon Jati Tbk PT	13,771,140	339

Sentul City Tbk PT *	21,150,517	375

Summarecon Agung Tbk PT	12,100,500	965
		7,756
Israel – 0.1%

Azrieli Group	40,966	1,301
Italy – 0.1%

Beni Stabili S.p.A.	955,839	595

Immobiliare Grande Distribuzione	133,297	142
		737
Japan – 13.0%

Activia Properties, Inc.	207	1,798

Advance Residence Investment Corp.	1,362	3,182

Aeon Mall Co. Ltd.	124,166	3,692

Daiwahouse Residential Investment Corp.	345	1,499

Frontier Real Estate Investment Corp.	200	2,062

GLP J-Reit *	1,758	1,965

Hulic Co. Ltd.	332,540	5,004

Industrial & Infrastructure Fund Investment Corp.	158	1,500

Japan Excellent, Inc.	228	1,484

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Japan – 13.0% – continued

Japan Logistics Fund, Inc.	167	$1,683

Japan Prime Realty Investment Corp.	891	3,131

Japan Real Estate Investment Corp.	664	7,782

Japan Retail Fund Investment Corp.	2,335	4,805

Kenedix Realty Investment Corp.	321	1,583

Mitsubishi Estate Co. Ltd.	1,424,480	42,267

Mitsui Fudosan Co. Ltd.	952,562	32,196

Mori Hills REIT Investment Corp.	258	1,788

Mori Trust Sogo Reit, Inc.	204	1,949

Nippon Accommodations Fund, Inc.	250	1,823

Nippon Building Fund, Inc.	742	9,241

Nippon Prologis REIT, Inc.	264	2,645

Nomura Real Estate Holdings, Inc.	135,000	3,325

Nomura Real Estate Master Fund, Inc.	1,876	1,909

Nomura Real Estate Office Fund, Inc.	398	2,046

NTT Urban Development Corp.	122,200	1,606

Orix JREIT, Inc.	1,781	2,266

Premier Investment Corp.	212	967

Sumitomo Realty & Development Co. Ltd.	535,425	25,535

Tokyo Tatemono Co. Ltd.	482,201	4,441

Tokyu REIT, Inc.	207	1,318

Top REIT, Inc.	167	841

United Urban Investment Corp.	2,679	4,090
		181,423
Malaysia – 0.5%

CapitaMalls Malaysia Trust	994,600	479

Eastern & Oriental Bhd.	835,900	526

Glomac Bhd.	411,300	144

IGB Corp. Bhd.	1,100,754	878

IGB Real Estate Investment Trust	1,825,000	694

IJM Land Bhd.	411,950	340

KLCC Property Holdings Bhd.	506,048	998

Mah Sing Group Bhd.	996,020	676

Pavilion Real Estate Investment Trust	1,037,500	433

SP Setia Bhd.	688,535	704

Tebrau Teguh Bhd. *	484,700	188

UEM Sunrise Bhd.	1,700,340	1,332

YTL Land & Development Bhd. *	408,800	124
		7,516
Mexico – 0.1%

Consorcio ARA S.A.B. de C.V. *	773,693	311

Corp. GEO S.A.B. de C.V., Series B *	549,034	70

Desarrolladora Homex S.A.B. de C.V. *	234,285	83

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Mexico – 0.1% – continued

Mexico Real Estate Management S.A. de C.V. *	637,000	$1,089

Urbi Desarrollos Urbanos S.A.B. de C.V. *	776,726	93
		1,646
Netherlands – 0.6%

Corio N.V.	73,711	3,172

Eurocommercial Properties N.V. - CVA	39,078	1,581

Nieuwe Steen Investments N.V.	59,941	423

Vastned Retail N.V.	21,227	902

Wereldhave N.V.	24,504	1,776
		7,854
New Zealand – 0.1%

Kiwi Income Property Trust	1,112,564	1,001
Norway – 0.1%

Norwegian Property ASA	578,582	765
Philippines – 0.6%

Ayala Land, Inc.	6,334,051	3,970

Filinvest Land, Inc.	11,234,989	413

Megaworld Corp.	13,166,101	987

Robinsons Land Corp.	1,838,575	863

SM Prime Holdings, Inc.	6,050,553	2,229

Vista Land & Lifescapes, Inc.	3,813,861	465
		8,927
Poland – 0.0%

Globe Trade Centre S.A. *	256,193	594
Russia – 0.0%

PIK Group *	316,872	623
Singapore – 3.9%

Ascendas India Trust	738,000	368

Ascendas Real Estate Investment Trust	2,212,753	4,023

CapitaCommercial Trust	2,199,014	2,543

CapitaLand Ltd.	2,854,915	7,039

CapitaMall Trust	2,916,715	4,558

CapitaMalls Asia Ltd.	1,530,000	2,385

CDL Hospitality Trusts	706,610	918

City Developments Ltd.	665,000	5,435

First Real Estate Investment Trust	543,510	483

Fortune Real Estate Investment Trust	1,464,920	1,144

Global Logistic Properties Ltd.	3,372,793	7,776

Keppel Land Ltd.	868,027	2,452

Keppel REIT	1,638,720	1,607

Mapletree Commercial Trust	1,437,000	1,392

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Singapore – 3.9% – continued

Mapletree Greater China Commercial Trust *	2,036,000	$1,453

Mapletree Industrial Trust	1,299,948	1,400

Mapletree Logistics Trust	1,608,374	1,372

Suntec Real Estate Investment Trust	2,309,291	3,011

UOL Group Ltd.	606,000	2,971

Wing Tai Holdings Ltd.	500,355	818

Yanlord Land Group Ltd.	744,000	727
		53,875
South Africa – 1.2%

Acucap Properties Ltd.	177,775	793

Arrowhead Properties Ltd., Class A *	236,578	163

Arrowhead Properties Ltd., Class B *	225,053	149

Capital Property Fund	1,499,727	1,587

Emira Property Fund	479,012	703

Fountainhead Property Trust	742,455	581

Growthpoint Properties Ltd.	1,968,168	4,830

Hyprop Investments Ltd.	234,992	1,718

Redefine Properties Ltd. *	3,236,048	3,142

Resilient Property Income Fund Ltd. *	257,261	1,378

SA Corporate Real Estate Fund Nominees Pty Ltd.	2,026,138	807

Vukile Property Fund Ltd.	471,855	786
		16,637
Sweden – 0.8%

Castellum AB	184,625	2,634

Fabege AB	146,122	1,615

Fastighets AB Balder, Class B *	100,492	821

Hufvudstaden AB, Class A	125,061	1,593

Klovern AB	96,310	420

Kungsleden AB	153,585	1,026

Wallenstam AB, Class B	112,533	1,542

Wihlborgs Fastigheter AB	74,402	1,195
		10,846
Switzerland – 0.8%

Allreal Holding A.G. (Registered) *	10,853	1,508

Mobimo Holding A.G. (Registered) *	6,969	1,456

PSP Swiss Property A.G. (Registered) *	44,902	3,895

Swiss Prime Site A.G. (Registered) *	62,032	4,802
		11,661
Taiwan – 0.0%

Hung Poo Real Estate Development Corp.	234,585	239

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
Thailand – 0.5%

Amata Corp. PCL (Registered)	141,686	$79

Amata Corp. PCL NVDR	470,871	264

AP Thailand PCL (Registered)	401,278	74

AP Thailand PCL NVDR	584,304	111

Central Pattana PCL (Registered)	825,726	1,162

Central Pattana PCL NVDR	678,898	959

Land and Houses PCL (Registered)	2,094,184	724

Land and Houses PCL NVDR	1,251,800	432

LPN Development PCL (Registered)	8,475	6

LPN Development PCL NVDR	622,701	410

Property Perfect PCL (Registered)	2,765,102	89

Property Perfect PCL NVDR	3,538,995	115

Pruksa Real Estate PCL NVDR	771,100	483

Quality Houses PCL NVDR	4,303,500	439

Sansiri PCL NVDR	4,153,500	307

SC Asset Corp. PCL (Registered)	664,875	81

SC Asset Corp. PCL NVDR	907,988	111

Siam Future Development PCL NVDR	819,478	152

Supalai PCL (Registered)	224,356	113

Supalai PCL NVDR	473,700	240

Ticon Industrial Connection PCL NVDR	476,537	249

WHA Corp. PCL NVDR	274,200	361
		6,961
Turkey – 0.1%

Alarko Gayrimenkul Yatirim Ortakligi A.S.	6,784	65

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	723,131	977

Is Gayrimenkul Yatirim Ortakligi A.S.	339,697	224

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	290,717	153
		1,419
United Arab Emirates – 0.6%

Aldar Properties PJSC	3,539,007	2,559

Emaar Properties PJSC	3,360,169	5,339

RAK Properties PJSC	1,111,030	218
		8,116
United Kingdom – 4.6%

Big Yellow Group PLC	144,589	1,030

British Land Co. PLC	1,123,824	10,522

Capital & Counties Properties PLC	738,106	4,003

Daejan Holdings PLC	5,268	334

Derwent London PLC	102,944	3,954

Development Securities PLC	135,497	433

Grainger PLC	462,896	1,311

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United Kingdom – 4.6% – continued

Great Portland Estates PLC	387,030	$3,377

Hammerson PLC	796,491	6,460

Hansteen Holdings PLC	719,567	1,154

Helical Bar PLC	107,582	517

Intu Properties PLC	761,996	3,964

Land Securities Group PLC	868,772	12,926

Londonmetric Property PLC	657,771	1,278

Mucklow A & J Group PLC	50,162	368

Primary Health Properties PLC	105,727	562

Quintain Estates & Development PLC *	499,370	683

Safestore Holdings PLC	218,742	475

Schroder Real Estate Investment Trust Ltd.	374,854	282

Segro PLC	834,620	4,189

Shaftesbury PLC	281,392	2,689

St. Modwen Properties PLC	184,118	906

Unite Group PLC	198,666	1,270

Workspace Group PLC	117,045	860
		63,547

United States – 40.2%

Acadia Realty Trust	62,057	1,532

Agree Realty Corp.	14,593	440

Alexander’s, Inc.	2,357	674

Alexandria Real Estate Equities, Inc.	80,383	5,132

American Assets Trust, Inc.	39,516	1,206

American Campus Communities, Inc.	117,732	4,021

American Homes 4 Rent, Class A *	52,200	843

American Realty Capital Properties, Inc.	207,900	2,536

Apartment Investment & Management Co., Class A	163,871	4,579

Ashford Hospitality Trust, Inc.	71,551	883

Associated Estates Realty Corp.	56,581	844

AvalonBay Communities, Inc.	145,659	18,512

BioMed Realty Trust, Inc.	216,382	4,023

Boston Properties, Inc.	170,631	18,240

Brandywine Realty Trust	176,347	2,324

BRE Properties, Inc.	86,321	4,382

Brookfield Office Properties, Inc.	281,802	5,400

Camden Property Trust	95,477	5,866

Campus Crest Communities, Inc.	72,614	784

CapLease, Inc.	100,174	850

CBL & Associates Properties, Inc.	191,123	3,650

Cedar Realty Trust, Inc.	78,218	405

Chambers Street Properties	266,200	2,337

Chesapeake Lodging Trust	54,831	1,291

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
United States – 40.2% – continued

Cole Real Estate Investment, Inc.	528,300	$6,477

Colonial Properties Trust	90,201	2,029

CommonWealth REIT	133,152	2,917

CommonWealth REIT - (Fractional Shares) (1)*	75,000	–

Corporate Office Properties Trust	92,373	2,134

Cousins Properties, Inc.	199,045	2,048

CubeSmart	151,972	2,711

DCT Industrial Trust, Inc.	355,564	2,557

DDR Corp.	284,383	4,468

DiamondRock Hospitality Co.	219,442	2,341

Digital Realty Trust, Inc.	144,455	7,671

Douglas Emmett, Inc.	149,222	3,502

Duke Realty Corp.	365,670	5,646

DuPont Fabros Technology, Inc.	72,729	1,874

EastGroup Properties, Inc.	34,097	2,019

Education Realty Trust, Inc.	129,038	1,174

EPR Properties	52,949	2,581

Equity Lifestyle Properties, Inc.	84,602	2,891

Equity One, Inc.	66,755	1,459

Equity Residential	401,171	21,491

Essex Property Trust, Inc.	42,818	6,324

Excel Trust, Inc.	49,711	597

Extra Space Storage, Inc.	117,455	5,374

Federal Realty Investment Trust	73,959	7,503

FelCor Lodging Trust, Inc. *	138,104	851

First Industrial Realty Trust, Inc.	123,692	2,012

First Potomac Realty Trust	65,170	819

Forest City Enterprises, Inc., Class A *	164,218	3,110

Franklin Street Properties Corp.	99,318	1,265

General Growth Properties, Inc.	620,286	11,965

Getty Realty Corp.	28,089	546

Glimcher Realty Trust	163,081	1,590

Government Properties Income Trust	61,543	1,473

HCP, Inc.	509,633	20,869

Health Care REIT, Inc.	320,134	19,970

Healthcare Realty Trust, Inc.	108,702	2,512

Hersha Hospitality Trust	193,669	1,083

Highwoods Properties, Inc.	101,106	3,570

Home Properties, Inc.	64,013	3,697

Hospitality Properties Trust	157,299	4,452

Host Hotels & Resorts, Inc.	838,263	14,812

Hudson Pacific Properties, Inc.	47,657	927

Inland Real Estate Corp.	96,339	986

Investors Real Estate Trust	114,478	944

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
United States – 40.2% – continued

Kilroy Realty Corp.	84,917	$4,242

Kimco Realty Corp.	456,738	9,217

Kite Realty Group Trust	103,977	617

LaSalle Hotel Properties	107,438	3,064

Lexington Realty Trust	243,415	2,734

Liberty Property Trust	160,736	5,722

LTC Properties, Inc.	39,087	1,485

Macerich (The) Co.	158,157	8,926

Mack-Cali Realty Corp.	98,733	2,166

Medical Properties Trust, Inc.	181,678	2,211

Mid-America Apartment Communities, Inc.	48,118	3,007

National Health Investors, Inc.	27,534	1,566

National Retail Properties, Inc.	136,281	4,336

Omega Healthcare Investors, Inc.	130,660	3,903

Parkway Properties, Inc.	48,703	865

Pebblebrook Hotel Trust	69,108	1,984

Pennsylvania Real Estate Investment Trust	73,488	1,374

Piedmont Office Realty Trust, Inc., Class A	187,453	3,254

Post Properties, Inc.	61,069	2,749

Prologis, Inc.	560,765	21,096

PS Business Parks, Inc.	20,422	1,524

Public Storage	160,900	25,833

Ramco-Gershenson Properties Trust	66,779	1,029

Realty Income Corp.	220,760	8,775

Regency Centers Corp.	103,076	4,984

Retail Opportunity Investments Corp.	82,203	1,136

RLJ Lodging Trust	138,263	3,248

Rouse Properties, Inc.	26,640	548

Sabra Health Care REIT, Inc.	41,900	964

Saul Centers, Inc.	14,405	666

Select Income REIT	31,400	810

Senior Housing Properties Trust	211,593	4,939

Silver Bay Realty Trust Corp.	41,970	657

Simon Property Group, Inc.	345,605	51,229

SL Green Realty Corp.	103,107	9,159

Sovran Self Storage, Inc.	35,381	2,678

Spirit Realty Capital, Inc.	399,820	3,670

STAG Industrial, Inc.	47,500	956

Strategic Hotels & Resorts, Inc. *	188,510	1,636

Sun Communities, Inc.	38,733	1,651

Sunstone Hotel Investors, Inc.	183,171	2,334

Tanger Factory Outlet Centers	105,705	3,451

Taubman Centers, Inc.	71,656	4,823

TravelCenters of America LLC - (Fractional Shares) (1)*	50,000	–

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued
United States – 40.2% – continued

UDR, Inc.	281,553	$6,673

Universal Health Realty Income Trust	13,918	583

Urstadt Biddle Properties, Inc., Class A	26,939	535

Ventas, Inc.	331,131	20,366

Vornado Realty Trust	188,537	15,848

Washington Real Estate Investment Trust	74,220	1,876

Weingarten Realty Investors	122,365	3,589

Winthrop Realty Trust	34,852	389

WP Carey, Inc.	65,206	4,219
		561,291
Total Common Stocks (2)
(Cost $1,137,336)		1,341,738
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

YTL Land & Development Bhd., 3.00%, 10/31/21	$114	$16
Total Convertible Bonds (2)
(Cost $18)		16
	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%
United Kingdom – 0.0%

Medicx Fund Ltd.*	53,212	$4
Total Rights (2)
(Cost $–)		4

INVESTMENT COMPANIES – 1.1%

CPN Retail Growth Leasehold Property Fund	1,341,400	687

F&C Commercial Property Trust Ltd.	562,403	1,047

F&C UK Real Estate Investment Ltd.	239,936	293

Medicx Fund Ltd.	319,272	414

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	12,565,406	12,565

Picton Property Income Ltd.	408,614	339

Standard Life Investment Property Income Trust PLC	171,335	190

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.1% – continued

UK Commercial Property Trust Ltd.	472,315	$574
Total Investment Companies (2)
(Cost $15,999)		16,109

Total Investments – 97.3%
(Cost $1,153,353)		1,357,867

Other Assets less Liabilities – 2.7%		37,020
NET ASSETS – 100.0%		$1,394,887

(1)	Security has been deemed worthless and is a Level 3 investment.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $19,343,000 with net sales of approximately $6,778,000 during the six months ended September 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400 (U.S. Dollar)	178	$22,083	Long	12/13	$41
Euro Stoxx 50 (Euro)	102	3,973	Long	12/13	(44)
Hang Seng Index (Hong Kong Dollar)	61	8,999	Long	10/13	(153)
Nikkei 225 (Japanese Yen)	66	4,876	Long	12/13	(52)
SPI 200 Index (Australian Dollar)	74	9,014	Long	12/13	(69)
TOPIX Index (Japanese Yen)	9	1,096	Long	12/13	(9)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Yen Denominated Nikkei 225 (Japanese Yen)	7	$518	Long	12/13	$10

Total					$(276)

At September 30, 2013, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	42.1%
Japanese Yen	13.5
Honk Kong Dollar	11.1
Australian Dollar	6.3
Euro	6.1
All other currencies less than 5%	20.9

Total	100.0%

At September 30, 2013, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	15.8%
Diversified REITs	12.9
Office REITs	9.8
Real Estate Development	6.4
Real Estate Operating Companies	8.6
Residential REITs	7.8
Retail REITs	21.0
Specialized REITs	12.1
Other Industries less than 5%	5.6

Total	100.0%

At September 30, 2013, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Australian Dollar	1,597	United States Dollar	1,500	12/18/13	$18
Australian Dollar	323	United States Dollar	297	12/18/13	(3)
British Pound	718	United States Dollar	1,150	12/18/13	(11)
Canadian Dollar	926	United States Dollar	900	12/18/13	3
Euro	1,035	United States Dollar	1,400	12/18/13	– *
Japanese Yen	281,428	United States Dollar	2,850	12/18/13	(15)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Japanese Yen	313,053	United States Dollar	3,150	12/18/13	$(37)
Singapore Dollar	1,122	United States Dollar	900	12/18/13	6
Swiss Franc	182	United States Dollar	200	12/18/13	(1)
United States Dollar	2,100	Australian Dollar	2,257	12/18/13	(6)
United States Dollar	750	British Pound	472	12/18/13	14
United States Dollar	122	British Pound	77	12/18/13	2
United States Dollar	280	Canadian Dollar	290	12/18/13	1
United States Dollar	600	Canadian Dollar	619	12/18/13	(1)
United States Dollar	1,100	Euro	823	12/18/13	14
United States Dollar	286	Euro	214	12/18/13	4
United States Dollar	900	Hong Kong Dollar	6,977	12/18/13	– *
United States Dollar	2,700	Japanese Yen	267,904	12/18/13	27
United States Dollar	890	Japanese Yen	87,847	12/18/13	4
United States Dollar	900	Singapore Dollar	1,133	12/18/13	4
United States Dollar	30	Singapore Dollar	38	12/18/13	– *
United States Dollar	10	Swedish Krona	66	12/18/13	– *
United States Dollar	90	Swiss Franc	84	12/18/13	2

Total					$25

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$11,220		$ –	$163	$11,383
Financials	567,698		761,622	225	1,329,545
Health Care	–		623	–	623
Industrials	–		187	–	187
Convertible Preferred Stocks
Financials	–		16	–	16
Rights
Financials	–		4	–	4
Investment Companies	12,565		3,544	–	16,109
Total Investments	$591,483		$765,996	$388	$1,357,867

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$51		$ –	$ –	$51
Forward Foreign Currency Exchange Contracts	–		99	–	99
Liabilities
Futures Contracts	(327)		–	–	(327)
Forward Foreign Currency Exchange Contracts	–		(74)	–	(74)
Total Other Financial Instruments		$(276)	$25	$ –	$(251)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000s)	Reason
Common Stocks
Financials	$238,345	Valuations at last trade with foreign fair value adjustments
Health Care	623	Valuations at last trade with foreign fair value adjustments
Industrials	188	Valuations at last trade with foreign fair value adjustments
Investment Companies	687	Valuations at last trade with foreign fair value adjustments
Total	$239,843

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)(2)	BALANCE AS OF 9/30/13 (000s)
Common Stock
Consumer Discretionary	$–	$163	$163
Financials	–	225	225
Total	$–	$388	$388

(1)	The value of transfers into Level 3 are measured using the fair value as of the end of the period ended, September 30, 2013.
(2)	The transfers into Level 3 were due to the security using a price provided by NTGI PVC.

The Fund valued certain securities using prices provided by NTGI PVC. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held September 30, 2013 was $(408), which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/13 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$225	Market transaction and analysis	Discovery price set at halt
Common Stock	$70	Market transaction and analysis	Discovery price set at halt
Common Stock	$93	Market transaction and analysis	Discovery price set at halt

The significant unobservable input used in the fair value measurement of the common stock was market transaction and analysis. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3%

Australia – 4.3%

AGL Energy Ltd.	5,480	$79

Alumina Ltd. *	22,915	22

Amcor Ltd.	12,783	125

AMP Ltd.	30,368	131

APA Group	8,136	45

Asciano Ltd.	9,619	52

Australia & New Zealand Banking Group Ltd.	28,056	806

Bendigo and Adelaide Bank Ltd.	3,845	36

Boral Ltd.	7,360	33

Brambles Ltd.	16,413	140

Caltex Australia Ltd.	1,329	23

CFS Retail Property Trust Group	21,038	39

Coca-Cola Amatil Ltd.	5,720	65

Commonwealth Bank of Australia	16,475	1,095

Dexus Property Group	47,668	45

Fortescue Metals Group Ltd.	15,316	68

Goodman Group	17,258	79

GPT Group	17,415	57

Insurance Australia Group Ltd.	22,471	123

Lend Lease Group	5,456	52

Metcash Ltd.	8,148	24

Mirvac Group	39,086	64

National Australia Bank Ltd.	23,943	767

Newcrest Mining Ltd.	7,520	82

Orica Ltd.	3,671	69

Origin Energy Ltd.	11,580	152

QBE Insurance Group Ltd.	12,096	166

Ramsay Health Care Ltd.	1,296	44

Sonic Healthcare Ltd.	3,639	55

SP AusNet *	14,728	17

Stockland	26,403	95

Sydney Airport	1,249	5

Toll Holdings Ltd.	6,487	35

Transurban Group	13,870	88

Wesfarmers Ltd. *	10,375	398

Westpac Banking Corp.	31,721	969

Woodside Petroleum Ltd.	6,687	239

WorleyParsons Ltd.	2,032	46
		6,430

Austria – 0.1%

OMV A.G.	1,482	73

Verbund A.G.	553	13
		86

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Belgium – 0.2%

Colruyt S.A.	727	$40

Delhaize Group S.A.	1,034	65

KBC Groep N.V.	2,245	110

Umicore S.A.	1,119	55
		270

Canada – 4.2%

Agnico Eagle Mines Ltd.	1,755	46

Agrium, Inc.	1,490	125

AltaGas Ltd.	1,100	39

ARC Resources Ltd.	3,066	78

Atco Ltd., Class I	800	35

Bank of Nova Scotia	12,318	706

Canadian National Railway Co.	4,348	441

Canadian Tire Corp. Ltd., Class A	829	73

Canadian Utilities Ltd., Class A	1,192	41

Cenovus Energy, Inc.	7,732	231

CGI Group, Inc., Class A *	2,000	70

Crescent Point Energy Corp.	3,866	146

Empire Co. Ltd., Class A	300	22

Enbridge, Inc.	8,215	343

Encana Corp.	7,500	130

Enerplus Corp.	1,852	31

Gildan Activewear, Inc.	1,113	52

Keyera Corp.	800	45

Kinross Gold Corp.	11,343	57

Loblaw Cos. Ltd.	1,072	47

MEG Energy Corp. *	1,400	48

Metro, Inc.	974	61

Open Text Corp.	600	45

Pengrowth Energy Corp.	5,110	30

Penn West Petroleum Ltd.	4,651	52

Potash Corp. of Saskatchewan, Inc.	8,695	272

Rogers Communications, Inc., Class B	3,705	159

Royal Bank of Canada	14,807	949

Shaw Communications, Inc., Class B	3,700	86

Shoppers Drug Mart Corp.	2,000	115

Silver Wheaton Corp.	3,500	87

Suncor Energy, Inc.	15,347	549

Teck Resources Ltd., Class B	6,044	162

TELUS Corp. *	2,400	80

Tim Hortons, Inc.	1,500	87

Toronto-Dominion Bank (The)	9,445	850

TransAlta Corp.	2,643	34
		6,424

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Denmark – 0.5%

Novo Nordisk A/S, Class B	4,058	$688

Novozymes A/S, Class B	2,345	90

Tryg A/S	267	24
		802

Finland – 0.2%

Kesko OYJ, Class B	585	18

Metso OYJ	1,212	48

Neste Oil OYJ	1,226	27

Orion OYJ, Class B	959	24

Stora Enso OYJ (Registered)	5,704	48

UPM-Kymmene OYJ	5,146	71
		236

France – 3.3%

Accor S.A.	1,729	72

Aeroports de Paris	296	31

Air Liquide S.A.	3,156	440

AtoS	557	44

AXA S.A.	18,050	419

Bouygues S.A.	1,944	71

Bureau Veritas S.A.	2,152	68

Cap Gemini S.A.	1,417	84

Carrefour S.A.	6,092	209

Casino Guichard Perrachon S.A.	556	57

CGG *	1,480	34

Christian Dior S.A.	556	109

Cie de St-Gobain	4,226	209

CNP Assurances	2,134	38

Danone S.A.	5,876	442

Eurazeo	312	20

Gecina S.A.	210	27

ICADE	413	38

Imerys S.A.	353	25

JCDecaux S.A.	637	24

Kering	764	171

Lafarge S.A.	1,957	136

Lagardere S.C.A.	1,098	36

Legrand S.A.	2,866	159

L’Oreal S.A.	2,483	427

Natixis	9,088	44

Renault S.A.	1,933	154

Rexel S.A.	2,670	68

Schneider Electric S.A.	5,318	450

SES S.A.	2,979	85

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

France – 3.3% – continued

Societe BIC S.A.	277	$32

Suez Environnement Co.	2,686	44

Technip S.A.	999	117

Unibail-Rodamco S.E.	995	247

Vallourec S.A.	1,064	64

Vinci S.A.	4,736	275
		4,970

Germany – 3.2%

Adidas A.G.	2,105	229

Allianz S.E. (Registered)	4,681	736

BASF S.E.	9,399	902

Bayerische Motoren Werke A.G.	3,411	367

Beiersdorf A.G.	1,026	91

Deutsche Boerse A.G.	2,029	153

Deutsche Lufthansa A.G. (Registered) *	2,304	45

Deutsche Post A.G. (Registered)	9,204	306

Fraport A.G. Frankfurt Airport Services Worldwide	323	23

GEA Group A.G.	1,802	74

HeidelbergCement A.G.	1,410	109

Henkel A.G. & Co. KGaA	1,352	120

Hochtief A.G.	267	23

K+S A.G. (Registered)	1,742	45

Linde A.G.	1,874	371

Merck KGaA	692	108

Metro A.G.	1,339	53

Muenchener Rueckversicherungs A.G. (Registered)	1,812	354

ProSiebenSat.1 Media A.G. (Registered)	1,002	42

SAP A.G.	9,450	698

Suedzucker A.G.	801	24
		4,873

Hong Kong – 0.5%

Cathay Pacific Airways Ltd.	13,000	26

CLP Holdings Ltd.	17,599	143

Hang Seng Bank Ltd.	7,478	122

Hong Kong & China Gas Co. Ltd.	57,547	139

Hong Kong Exchanges and Clearing Ltd.	11,268	180

Li & Fung Ltd.	60,000	87

MTR Corp. Ltd.	14,791	59

Yue Yuen Industrial Holdings Ltd.	7,500	21
		777

Ireland – 0.4%

CRH PLC	7,517	181

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Ireland – 0.4% – continued

Eaton Corp. PLC	4,789	$330

Kerry Group PLC, Class A	1,547	94
		605

Israel – 0.0%

Delek Group Ltd.	44	14

Italy – 1.0%

Assicurazioni Generali S.p.A.	11,825	236

Atlantia S.p.A.	3,177	65

Enel Green Power S.p.A.	16,590	36

Eni S.p.A.	26,150	603

Exor S.p.A.	1,197	45

Intesa Sanpaolo S.p.A.	118,010	244

Pirelli & C. S.p.A.	2,308	30

Saipem S.p.A.	2,664	58

Snam S.p.A.	21,157	107

Tenaris S.A.	4,743	111
		1,535

Japan – 9.7%

Aeon Co. Ltd.	5,900	82

AEON Financial Service Co. Ltd.	690	22

Aeon Mall Co. Ltd.	1,180	35

Air Water, Inc.	2,000	30

Aisin Seiki Co. Ltd.	1,900	81

Ajinomoto Co., Inc.	6,000	79

Alfresa Holdings Corp.	400	21

Amada Co. Ltd.	4,000	36

ANA Holdings, Inc.	11,000	24

Asahi Glass Co. Ltd.	10,000	62

Asahi Kasei Corp.	14,000	106

Asics Corp.	1,500	26

Astellas Pharma, Inc.	4,400	225

Benesse Holdings, Inc.	700	25

Canon, Inc.	11,400	364

Casio Computer Co. Ltd.	2,300	21

Central Japan Railway Co.	1,500	193

Chiyoda Corp.	2,000	24

Chugai Pharmaceutical Co. Ltd.	2,110	43

Citizen Holdings Co. Ltd.	2,600	18

Dai Nippon Printing Co. Ltd.	6,000	64

Daicel Corp.	3,000	27

Daido Steel Co. Ltd.	3,000	18

Daikin Industries Ltd.	2,300	122

Dainippon Sumitomo Pharma Co. Ltd.	1,535	21

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Japan – 9.7% – continued

Daiwa House Industry Co. Ltd.	6,000	$113

Denso Corp.	5,100	239

Dentsu, Inc.	2,300	88

East Japan Railway Co.	3,400	293

Eisai Co. Ltd.	2,505	102

FamilyMart Co. Ltd.	600	26

Fast Retailing Co. Ltd.	500	189

Fuji Heavy Industries Ltd.	5,608	156

FUJIFILM Holdings Corp.	4,500	108

Fujitsu Ltd. *	18,000	67

Furukawa Electric Co. Ltd.	7,000	16

Hino Motors Ltd.	3,000	44

Hitachi Chemical Co. Ltd.	1,017	16

Hitachi Construction Machinery Co. Ltd.	1,000	22

Hitachi High-Technologies Corp.	543	12

Hitachi Metals Ltd.	2,000	25

Honda Motor Co. Ltd.	16,800	642

Ibiden Co. Ltd.	1,200	20

Inpex Corp.	9,200	109

Isetan Mitsukoshi Holdings Ltd.	3,300	49

Japan Steel Works (The) Ltd.	3,000	17

JFE Holdings, Inc.	5,200	136

JSR Corp.	1,800	34

JTEKT Corp.	2,200	30

Kajima Corp.	8,000	33

Kaneka Corp.	3,000	20

Kansai Paint Co. Ltd.	2,000	27

Kao Corp.	5,200	163

Kawasaki Heavy Industries Ltd.	14,000	61

KDDI Corp.	5,400	278

Keio Corp.	6,000	43

Keyence Corp.	500	190

Kikkoman Corp.	2,000	37

Kobe Steel Ltd. *	24,551	46

Komatsu Ltd.	9,700	242

Konica Minolta, Inc.	4,500	38

Kubota Corp.	11,000	160

Kuraray Co. Ltd.	3,300	40

Kurita Water Industries Ltd.	1,100	23

Kyocera Corp.	3,400	181

Kyowa Hakko Kirin Co. Ltd.	2,000	21

Lawson, Inc.	700	55

Makita Corp.	1,100	64

Marubeni Corp.	18,123	143

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Japan – 9.7% – continued

Marui Group Co. Ltd.	2,200	$21

Mazda Motor Corp. *	27,000	121

McDonald’s Holdings Co. Japan Ltd.	700	19

Miraca Holdings, Inc.	500	22

Mitsubishi Corp.	14,300	290

Mitsubishi Electric Corp.	20,000	211

Mitsubishi Motors Corp. *	4,191	47

Mitsubishi UFJ Lease & Finance Co. Ltd.	5,830	31

Mitsui Chemicals, Inc.	8,000	22

Mitsui Fudosan Co. Ltd.	9,000	304

Mitsui OSK Lines Ltd. *	11,000	50

Mizuho Financial Group, Inc.	235,973	514

Murata Manufacturing Co. Ltd.	2,015	154

Nabtesco Corp.	1,200	29

NGK Insulators Ltd.	3,000	46

NGK Spark Plug Co. Ltd.	2,000	44

Nikon Corp.	3,300	58

Nippon Meat Packers, Inc.	2,000	29

Nippon Steel & Sumitomo Metal Corp.	77,520	264

Nippon Telegraph & Telephone Corp.	4,500	234

Nippon Yusen K.K.	16,000	51

Nissan Motor Co. Ltd.	25,000	252

Nisshin Seifun Group, Inc.	2,200	22

Nissin Foods Holdings Co. Ltd.	600	25

Nitto Denko Corp.	1,700	111

NKSJ Holdings, Inc.	3,300	85

Nomura Research Institute Ltd.	1,066	37

NSK Ltd.	5,000	51

NTT Data Corp.	1,200	41

NTT DOCOMO, Inc.	15,400	250

Omron Corp.	2,000	72

Osaka Gas Co. Ltd.	18,000	77

Panasonic Corp.	22,200	215

Resona Holdings, Inc.	20,600	106

Rinnai Corp.	300	22

Santen Pharmaceutical Co. Ltd.	700	34

Secom Co. Ltd.	2,100	132

Sekisui Chemical Co. Ltd.	4,000	41

Sekisui House Ltd.	6,000	81

Seven & I Holdings Co. Ltd.	7,600	278

Sharp Corp. *	10,000	37

Shimadzu Corp.	2,000	19

Shimizu Corp.	6,000	29

Shin-Etsu Chemical Co. Ltd.	4,200	258

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Japan – 9.7% – continued

Showa Shell Sekiyu K.K.	1,900	$21

Softbank Corp.	9,700	674

Sony Corp.	10,200	219

Stanley Electric Co. Ltd.	1,333	28

Sumitomo Chemical Co. Ltd.	14,000	53

Sumitomo Electric Industries Ltd.	7,900	115

Sumitomo Heavy Industries Ltd.	5,000	23

Sumitomo Metal Mining Co. Ltd.	6,000	85

Sumitomo Mitsui Financial Group, Inc.	13,000	631

Sumitomo Rubber Industries Ltd.	1,700	26

Suruga Bank Ltd.	2,170	37

Suzuken Co. Ltd.	653	22

Suzuki Motor Corp.	3,671	88

Sysmex Corp.	771	49

T&D Holdings, Inc.	5,900	73

Taiyo Nippon Sanso Corp.	3,000	20

Takashimaya Co. Ltd.	3,000	28

Takeda Pharmaceutical Co. Ltd.	8,000	378

TDK Corp.	1,200	47

Teijin Ltd.	9,000	21

Toho Co. Ltd.	1,100	23

Toho Gas Co. Ltd.	4,000	21

Tokyo Electron Ltd.	1,700	91

Tokyo Gas Co. Ltd.	24,000	132

Tokyu Corp.	11,000	79

Toppan Printing Co. Ltd.	6,000	49

Toray Industries, Inc.	15,000	99

TOTO Ltd.	3,000	42

Toyo Seikan Group Holdings Ltd.	1,600	32

Toyo Suisan Kaisha Ltd.	1,000	29

Toyoda Gosei Co. Ltd.	700	17

Toyota Boshoku Corp.	500	7

Toyota Industries Corp.	1,600	69

Toyota Tsusho Corp.	2,100	55

Tsumura & Co.	700	21

USS Co. Ltd.	2,100	30

Yakult Honsha Co. Ltd.	900	45

Yamada Denki Co. Ltd.	8,660	26

Yamaha Corp.	1,500	22

Yamaha Motor Co. Ltd.	2,700	40

Yaskawa Electric Corp.	2,000	28

Yokogawa Electric Corp.	2,100	30
		14,648

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Netherlands – 2.2%

Aegon N.V.	17,779	$132

Akzo Nobel N.V.	2,392	157

ASML Holding N.V.	3,596	355

CNH Industrial N.V. *	8,385	107

Core Laboratories N.V.	500	85

Delta Lloyd N.V.	1,817	39

Fugro N.V. - CVA	764	47

ING Groep N.V. - CVA *	38,629	438

Koninklijke Ahold N.V.	10,490	182

Koninklijke DSM N.V.	1,535	116

Koninklijke KPN N.V. *	31,593	101

Koninklijke Philips N.V.	9,674	312

Koninklijke Vopak N.V.	657	38

LyondellBasell Industries N.V., Class A	4,345	318

Randstad Holding N.V.	1,197	67

Reed Elsevier N.V.	7,382	148

Unilever N.V. - CVA	16,754	652

Wolters Kluwer N.V.	2,964	76
		3,370

New Zealand – 0.1%

Auckland International Airport Ltd.	10,502	29

Contact Energy Ltd.	3,201	14

Fletcher Building Ltd.	6,855	54
		97

Norway – 0.3%

Aker Solutions ASA	1,622	23

DNB ASA	9,845	149

Norsk Hydro ASA	9,187	38

Orkla ASA	7,725	56

Statoil ASA	11,389	259
		525

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered) *	17,501	19

EDP - Energias de Portugal S.A.	20,021	73

Galp Energia SGPS S.A.	4,099	68

Jeronimo Martins SGPS S.A.	2,443	50
		210

Singapore – 0.3%

Ascendas Real Estate Investment Trust	20,000	36

CapitaLand Ltd.	25,000	61

CapitaMall Trust	23,000	36

CapitaMalls Asia Ltd.	14,000	22

City Developments Ltd.	4,000	33

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Singapore – 0.3% – continued

Flextronics International Ltd. *	6,253	$57

Jardine Cycle & Carriage Ltd.	1,000	30

Keppel Land Ltd.	7,000	20

Singapore Airlines Ltd.	6,000	50

Singapore Press Holdings Ltd.	17,000	56
		401

Spain – 1.3%

Abertis Infraestructuras S.A.	4,052	79

Acciona S.A.	278	16

Amadeus IT Holding S.A., Class A	3,963	141

Banco Bilbao Vizcaya Argentaria S.A.	56,558	635

CaixaBank	11,503	51

Distribuidora Internacional de Alimentacion S.A.	6,015	52

Enagas S.A.	1,958	48

Ferrovial S.A.	4,029	73

Iberdrola S.A.	48,739	284

Inditex S.A.	2,190	338

Red Electrica Corp. S.A.	1,099	63

Repsol S.A.	8,672	216
		1,996

Sweden – 2.0%

Alfa Laval AB	3,021	73

Assa Abloy AB, Class B	3,411	157

Atlas Copco AB, Class A	6,869	201

Atlas Copco AB, Class B	3,820	101

Autoliv, Inc.	1,013	88

Boliden AB	2,549	38

Electrolux AB, Series B	2,420	63

Hennes & Mauritz AB, Class B	9,581	417

Industrivarden AB, Class C	1,183	22

Investment AB Kinnevik, Class B	2,441	85

Nordea Bank AB	29,419	355

Sandvik AB	10,989	152

Scania AB, Class B	3,069	66

Skandinaviska Enskilda Banken AB, Class A	16,045	170

Skanska AB, Class B	3,734	72

SKF AB, Class B	3,875	108

Svenska Cellulosa AB S.C.A., Class B	6,157	155

Swedbank AB, Class A	9,104	212

TeliaSonera AB	24,233	186

Volvo AB, Class B	16,099	241
		2,962

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Switzerland – 3.7%

Actelion Ltd. (Registered) *	1,059	$75

Aryzta A.G. *	824	55

Coca-Cola HBC A.G. - CDI *	1,959	59

Geberit A.G. (Registered) *	388	105

Givaudan S.A. (Registered) *	88	129

Holcim Ltd. (Registered) *	2,346	175

Lindt & Spruengli A.G. (Registered)	1	47

Lindt & Spruengli A.G. (Participation Certificate)	8	33

Lonza Group A.G. (Registered) *	515	42

Noble Corp.	2,500	94

Novartis A.G. (Registered)	23,453	1,803

Pentair Ltd. (Registered)	2,079	135

Roche Holding A.G. (Genusschein)	7,166	1,933

SGS S.A. (Registered)	58	139

Sika A.G. (Bearer)	22	64

STMicroelectronics N.V. *	6,493	60

Sulzer A.G. (Registered)	237	37

Swiss Re A.G. *	3,571	295

Swisscom A.G. (Registered)	227	109

Wolseley PLC	2,894	150
		5,539

United Kingdom – 9.5%

3i Group PLC	9,530	56

Aberdeen Asset Management PLC	9,417	58

Aggreko PLC	2,704	70

AMEC PLC	2,899	50

Associated British Foods PLC	3,557	108

Aviva PLC	29,803	191

BG Group PLC	34,856	666

British Land Co. PLC	9,300	87

BT Group PLC	80,465	446

Bunzl PLC	3,655	79

Capita PLC	6,971	112

Centrica PLC	52,560	315

Delphi Automotive PLC	3,000	175

easyJet PLC	1,543	32

Fresnillo PLC	1,705	27

GKN PLC	16,046	89

GlaxoSmithKline PLC	50,281	1,264

Hammerson PLC	6,985	57

HSBC Holdings PLC	189,851	2,058

InterContinental Hotels Group PLC	2,631	77

Intertek Group PLC	1,574	84

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United Kingdom – 9.5% – continued

Intu Properties PLC	6,546	$34

Invensys PLC	6,296	51

Investec PLC	5,697	37

J Sainsbury PLC	13,050	83

Johnson Matthey PLC	2,189	100

Kingfisher PLC	24,835	155

Land Securities Group PLC	8,007	119

Legal & General Group PLC	60,560	193

Liberty Global PLC, Class A *	1,997	159

Liberty Global PLC, Series C *	1,620	122

London Stock Exchange Group PLC	1,727	43

Marks & Spencer Group PLC	16,816	135

Meggitt PLC	7,693	68

National Grid PLC	37,683	446

Next PLC	1,596	133

Old Mutual PLC	50,268	153

Pearson PLC	8,540	174

Petrofac Ltd.	2,551	58

Prudential PLC	26,303	490

Reckitt Benckiser Group PLC	6,597	483

Reed Elsevier PLC	12,388	167

Rexam PLC	7,706	60

RSA Insurance Group PLC	35,991	71

Schroders PLC	1,000	42

Segro PLC	7,168	36

Smiths Group PLC	3,858	87

SSE PLC	9,740	233

Standard Chartered PLC	24,780	594

Standard Life PLC	23,832	133

Subsea 7 S.A.	2,502	52

Tate & Lyle PLC	4,537	54

Tesco PLC	82,604	480

Travis Perkins PLC	2,402	64

Tullow Oil PLC	9,464	157

Unilever PLC	13,150	508

Vodafone Group PLC	496,077	1,749

Whitbread PLC	1,756	84

William Hill PLC	8,450	55

Willis Group Holdings PLC	1,600	69

WM Morrison Supermarkets PLC	23,136	105

WPP PLC	13,801	284
		14,421

United States – 50.2%

3M Co.	6,716	802

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 50.2% – continued

Abbott Laboratories	15,800	$524

Accenture PLC, Class A	6,700	493

ACE Ltd.	3,484	326

Adobe Systems, Inc. *	4,789	249

Advance Auto Parts, Inc.	700	58

Aetna, Inc.	3,963	254

Aflac, Inc.	4,745	294

Agilent Technologies, Inc.	3,460	177

Air Products & Chemicals, Inc.	2,122	226

Albemarle Corp.	900	57

Alcoa, Inc.	10,500	85

Alexion Pharmaceuticals, Inc. *	2,000	232

American Express Co.	10,116	764

American Tower Corp.	4,000	296

American Water Works Co., Inc.	1,900	78

AmerisourceBergen Corp.	2,300	141

AMETEK, Inc.	2,650	122

Amgen, Inc.	7,700	862

Analog Devices, Inc.	3,305	155

Annaly Capital Management, Inc.	10,000	116

Apache Corp.	3,999	340

Applied Materials, Inc.	12,191	214

Autodesk, Inc. *	2,200	91

AutoZone, Inc. *	353	149

AvalonBay Communities, Inc.	1,300	165

Avery Dennison Corp.	1,000	43

Avon Products, Inc.	4,600	95

Axis Capital Holdings Ltd.	1,100	48

Baker Hughes, Inc.	4,600	226

Ball Corp.	1,440	65

Bank of New York Mellon (The) Corp.	11,738	354

BB&T Corp.	7,240	244

Becton Dickinson and Co.	2,013	201

Bed Bath & Beyond, Inc. *	2,250	174

Berkshire Hathaway, Inc., Class B *	10,897	1,237

Best Buy Co., Inc.	2,725	102

Biogen Idec, Inc. *	2,430	585

BlackRock, Inc.	1,431	387

BorgWarner, Inc.	1,160	118

Boston Properties, Inc.	1,570	168

Bristol-Myers Squibb Co.	16,783	777

Bunge Ltd.	1,500	114

C.H. Robinson Worldwide, Inc.	1,570	93

CA, Inc.	3,100	92

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 50.2% – continued

Cablevision Systems Corp., Class A (New York Group)	1,991	$34

Calpine Corp. *	3,569	69

Cameron International Corp. *	2,500	146

Campbell Soup Co.	2,000	81

Capital One Financial Corp.	6,000	412

CarMax, Inc. *	2,300	111

CBRE Group, Inc., Class A *	2,723	63

Celanese Corp., Series A	1,600	84

CenterPoint Energy, Inc.	3,980	95

CenturyLink, Inc.	6,296	198

Cerner Corp. *	3,100	163

Charles Schwab (The) Corp.	11,613	245

Cheniere Energy, Inc. *	2,000	68

Chipotle Mexican Grill, Inc. *	294	126

Chubb (The) Corp.	2,632	235

Cigna Corp.	2,869	220

Cimarex Energy Co.	900	87

Cisco Systems, Inc.	54,456	1,275

CIT Group, Inc. *	1,900	93

Clorox (The) Co.	1,300	106

CME Group, Inc.	3,205	237

Coca-Cola Enterprises, Inc.	2,600	105

Cognizant Technology Solutions Corp., Class A *	3,030	249

Colgate-Palmolive Co.	9,528	565

Comerica, Inc.	2,000	79

ConAgra Foods, Inc.	4,400	133

Concho Resources, Inc. *	1,073	117

Consolidated Edison, Inc.	3,023	167

Continental Resources, Inc. *	457	49

Corning, Inc.	14,900	217

Crown Castle International Corp. *	2,957	216

CSX Corp.	10,280	265

Cummins, Inc.	1,859	247

Danaher Corp.	6,064	420

Darden Restaurants, Inc.	1,330	62

DaVita HealthCare Partners, Inc. *	1,800	102

Deere & Co.	3,754	306

Dell, Inc.	15,439	213

Denbury Resources, Inc. *	3,700	68

DENTSPLY International, Inc.	1,400	61

Devon Energy Corp.	3,905	226

Digital Realty Trust, Inc.	1,300	69

Discover Financial Services	4,990	252

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 50.2% – continued

Discovery Communications, Inc., Class A *	1,500	$127

Discovery Communications, Inc., Class C *	900	70

Dover Corp.	1,759	158

Dr Pepper Snapple Group, Inc.	1,989	89

Duke Energy Corp.	7,200	481

Duke Realty Corp.	3,200	49

Dun & Bradstreet (The) Corp.	423	44

Eastman Chemical Co.	1,600	125

Ecolab, Inc.	2,672	264

Edwards Lifesciences Corp. *	1,100	77

EMC Corp.	21,600	552

Emerson Electric Co.	7,255	469

Energen Corp.	700	53

Energizer Holdings, Inc.	600	55

EOG Resources, Inc.	2,789	472

EQT Corp.	1,505	134

Equifax, Inc.	1,200	72

Equity Residential	3,500	187

Estee Lauder (The) Cos., Inc., Class A	2,400	168

Expeditors International of Washington, Inc.	2,290	101

Fastenal Co.	2,828	142

Federal Realty Investment Trust	700	71

Fluor Corp.	1,700	121

FMC Technologies, Inc. *	2,400	133

Ford Motor Co.	37,700	636

Franklin Resources, Inc.	4,224	213

Frontier Communications Corp.	10,200	43

GameStop Corp., Class A	1,200	60

Gap (The), Inc.	3,075	124

General Mills, Inc.	6,560	314

Genuine Parts Co.	1,620	131

Gilead Sciences, Inc. *	15,524	976

Google, Inc., Class A *	2,765	2,422

Green Mountain Coffee Roasters, Inc. *	1,321	99

Harley-Davidson, Inc.	2,255	145

Hartford Financial Services Group, Inc.	4,500	140

Hasbro, Inc.	1,100	52

HCP, Inc.	4,600	188

Health Care REIT, Inc.	2,800	175

Henry Schein, Inc. *	933	97

Herbalife Ltd.	900	63

Hertz Global Holdings, Inc. *	3,900	86

Hess Corp.	3,246	251

Hewlett-Packard Co.	19,583	411

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 50.2% – continued

Hologic, Inc. *	2,600	$54

Hormel Foods Corp.	1,400	59

Host Hotels & Resorts, Inc.	7,429	131

Humana, Inc.	1,647	154

IHS, Inc., Class A *	625	71

Illinois Tool Works, Inc.	4,321	330

Ingersoll-Rand PLC	3,180	206

Integrys Energy Group, Inc.	800	45

Intel Corp.	50,695	1,162

IntercontinentalExchange, Inc. *	780	141

International Business Machines Corp.	10,761	1,993

International Flavors & Fragrances, Inc.	800	66

International Paper Co.	4,322	194

Intuit, Inc.	2,900	192

Invesco Ltd.	4,500	144

Iron Mountain, Inc.	1,406	38

Jacobs Engineering Group, Inc. *	1,300	76

JB Hunt Transport Services, Inc.	900	66

JM Smucker (The) Co.	1,100	116

Johnson & Johnson	28,601	2,479

Johnson Controls, Inc.	6,921	287

Joy Global, Inc.	1,034	53

Kellogg Co.	2,600	153

KeyCorp	10,019	114

Kimberly-Clark Corp.	3,935	371

Kinder Morgan Management LLC *	1,058	79

Kohl’s Corp.	2,200	114

Kraft Foods Group, Inc.	6,100	320

Kroger (The) Co.	5,000	202

Laboratory Corp. of America Holdings *	1,000	99

Lam Research Corp. *	1,600	82

Legg Mason, Inc.	1,200	40

Level 3 Communications, Inc. *	1,700	45

Liberty Interactive Corp., Class A *	5,000	117

Liberty Media Corp., Class A *	1,000	147

Liberty Property Trust	1,600	57

Life Technologies Corp. *	1,700	127

LKQ Corp. *	2,900	92

Lowe’s Cos., Inc.	11,000	524

M&T Bank Corp.	1,241	139

Macerich (The) Co.	1,400	79

Macy’s, Inc.	3,900	169

Manpowergroup, Inc.	800	58

Marathon Oil Corp.	7,100	248

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 50.2% – continued

Marathon Petroleum Corp.	3,300	$212

Marriott International, Inc., Class A	2,616	110

Marsh & McLennan Cos., Inc.	5,500	240

Masco Corp.	3,640	77

Mattel, Inc.	3,548	148

McCormick & Co., Inc. (Non Voting)	1,200	78

McDonald’s Corp.	10,202	982

MDU Resources Group, Inc.	1,800	50

Mead Johnson Nutrition Co.	2,034	151

MeadWestvaco Corp.	1,738	67

Medtronic, Inc.	10,375	552

Merck & Co., Inc.	30,700	1,462

MGM Resorts International *	3,800	78

Microchip Technology, Inc.	2,200	89

Mohawk Industries, Inc. *	665	87

Mondelez International, Inc., Class A	17,363	546

Mosaic (The) Co.	3,000	129

Motorola Solutions, Inc.	2,508	149

NASDAQ OMX Group (The), Inc.	1,100	35

National Oilwell Varco, Inc.	4,312	337

Netflix, Inc. *	500	155

New York Community Bancorp, Inc.	4,300	65

Newell Rubbermaid, Inc.	2,815	77

NextEra Energy, Inc.	4,282	343

NIKE, Inc., Class B	7,360	535

NiSource, Inc.	3,200	99

Noble Energy, Inc.	3,600	241

Nordstrom, Inc.	1,557	87

Norfolk Southern Corp.	3,207	248

Northeast Utilities	3,111	128

Northern Trust Corp. (1)(2)	2,000	109

Nucor Corp.	3,474	170

NYSE Euronext	2,442	102

Occidental Petroleum Corp.	8,200	767

Oceaneering International, Inc.	1,100	89

ONEOK, Inc.	2,100	112

Oracle Corp.	38,400	1,274

O’Reilly Automotive, Inc. *	1,100	140

Owens-Illinois, Inc. *	1,579	47

PACCAR, Inc.	3,575	199

Pall Corp.	1,100	85

Parker Hannifin Corp.	1,490	162

PartnerRe Ltd.	500	46

Patterson Cos., Inc.	881	35

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 50.2% – continued

People’s United Financial, Inc.	3,347	$48

Pepco Holdings, Inc.	2,900	54

PepsiCo, Inc.	15,728	1,250

PetSmart, Inc.	1,000	76

PG&E Corp.	4,535	186

Phillips 66	6,000	347

Pinnacle West Capital Corp.	1,100	60

Pioneer Natural Resources Co.	1,400	264

Plum Creek Timber Co., Inc.	1,600	75

PNC Financial Services Group (The), Inc.	5,429	393

Polaris Industries, Inc.	700	90

Praxair, Inc.	3,044	366

Precision Castparts Corp.	1,500	341

Principal Financial Group, Inc.	2,902	124

Procter & Gamble (The) Co.	27,868	2,107

Progressive (The) Corp.	5,771	157

Prologis, Inc.	4,995	188

Prudential Financial, Inc.	4,672	364

Public Service Enterprise Group, Inc.	5,200	171

PVH Corp.	800	95

QEP Resources, Inc.	1,849	51

QUALCOMM, Inc.	17,600	1,186

Quanta Services, Inc. *	2,100	58

Range Resources Corp.	1,700	129

RenaissanceRe Holdings Ltd.	418	38

Robert Half International, Inc.	1,400	55

Rock Tenn Co., Class A	754	76

Rockwell Automation, Inc.	1,467	157

Rockwell Collins, Inc.	1,332	90

Roper Industries, Inc.	989	131

Ross Stores, Inc.	2,202	160

Royal Caribbean Cruises Ltd.	1,500	57

Safeway, Inc.	2,500	80

Salesforce.com, Inc. *	5,700	296

SBA Communications Corp., Class A *	1,300	105

Scripps Networks Interactive, Inc., Class A	900	70

Sealed Air Corp.	1,900	52

Sempra Energy	2,327	199

Sherwin-Williams (The) Co.	900	164

Sigma-Aldrich Corp.	1,200	102

Simon Property Group, Inc.	3,141	466

Southwestern Energy Co. *	3,600	131

Spectra Energy Corp.	6,900	236

Sprint Corp. *	9,692	60

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 50.2% – continued

Staples, Inc.	6,655	$97

Starbucks Corp.	7,712	594

Starwood Hotels & Resorts Worldwide, Inc.	1,980	132

State Street Corp.	4,626	304

Superior Energy Services, Inc. *	1,578	39

Symantec Corp.	7,000	173

Sysco Corp.	6,117	195

T Rowe Price Group, Inc.	2,629	189

Target Corp.	6,171	395

TD Ameritrade Holding Corp.	2,200	58

Teradata Corp. *	1,700	94

Tesla Motors, Inc. *	800	155

Tesoro Corp.	1,400	62

Texas Instruments, Inc.	11,372	458

Thermo Fisher Scientific, Inc.	3,600	332

Tiffany & Co.	1,267	97

Time Warner Cable, Inc.	3,000	335

Time Warner, Inc.	9,400	619

TJX Cos., Inc.	7,336	414

Tractor Supply Co.	1,400	94

Travelers (The) Cos., Inc.	3,797	322

TripAdvisor, Inc. *	1,200	91

Tyco International Ltd.	4,800	168

UDR, Inc.	2,500	59

Ulta Salon Cosmetics & Fragrance, Inc. *	600	72

Under Armour, Inc., Class A *	800	64

Union Pacific Corp.	4,800	746

United Parcel Service, Inc., Class B	7,341	671

US Bancorp	18,805	688

Valeant Pharmaceuticals International, Inc. *	3,200	334

Varian Medical Systems, Inc. *	1,100	82

Ventas, Inc.	3,000	184

Vertex Pharmaceuticals, Inc. *	2,200	167

VF Corp.	911	181

Vornado Realty Trust	1,736	146

Waste Management, Inc.	4,500	186

Waters Corp. *	900	96

Weatherford International Ltd.*	7,600	116

Weyerhaeuser Co.	5,900	169

Whirlpool Corp.	860	126

Whiting Petroleum Corp. *	1,142	68

Whole Foods Market, Inc.	3,600	211

Williams (The) Cos., Inc.	6,900	251

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 50.2% – continued

Windstream Holdings, Inc.	5,990	$48

Wisconsin Energy Corp.	2,400	97

WW Grainger, Inc.	611	160

Xcel Energy, Inc.	5,300	146

Xerox Corp.	12,431	128

Xylem, Inc.	1,800	50

Yahoo!, Inc. *	9,800	325
		75,789
Total Common Stocks (3)
(Cost $110,975)		146,980

PREFERRED STOCKS – 0.4%

Germany – 0.4%

Bayerische Motoren Werke A.G.	532	44

Henkel A.G. & Co. KGaA	1,799	185

Volkswagen A.G.	1,497	353
		582
Total Preferred Stocks (3)
(Cost $446)		582

RIGHTS – 0.0%

Spain – 0.0%

Abertis Infraestructuras S.A. *	3,690	4

Banco Bilbao Vizcaya Argentaria S.A. *	55,544	7
		11
Total Rights (3)
(Cost $10)		11

INVESTMENT COMPANIES – 1.8%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (4)(5)	2,734,959	2,735
Total Investment Companies
(Cost $2,735)		2,735

Total Investments – 99.5%
(Cost $114,166)		150,308

Other Assets less Liabilities – 0.5%		744
NET ASSETS – 100.0%		$151,052

(1)	At March 31, 2013, the value of the Fund’s investment in Northern Trust Corp. was approximately $109,000. There were no purchases and sales during the six months ended September 30, 2013. The change in net unrealized depreciation during the six months ended September 30, 2013, was less than $1,000.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,326,000 with net purchase of approximately $409,000 during the six months ended September 30, 2013.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500 (United States Dollar)	24	$2,009	Long	12/13	$1
Euro Stoxx 50 (Euro)	14	545	Long	12/13	8
FTSE 100 Index (British Pound)	3	312	Long	12/13	(5)
S&P/TSX 60 Index (Canadian Dollar)	1	142	Long	12/13	(1)
SPI 200 Index (Australian Dollar)	1	122	Long	12/13	(1)
Yen Denominated Nikkei 225 (Japanese Yen)	5	370	Long	12/13	7

Total					$9

At September 30, 2013, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	52.2%
Euro	12.3
Japanese Yen	9.9
British Pound	9.5
All other currencies less than 5%	16.1

Total	100.0%

At September 30, 2013, the industry sectors for the Global Sustainability Index Fund were:

INUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	9.8
Energy	7.6
Financials	21.6
Health Care	12.5
Industrials	11.6
Information Technology	11.7
Materials	5.9
Telecommunication Services	3.4
Utilities	3.4

Total	100.0%

At September 30, 2013, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Australian Dollar	22	United States Dollar	20	12/18/13	$– *
British Pound	19	United States Dollar	30	12/18/13	(1)
United States Dollar	50	Canadian Dollar	52	12/18/13	– *
United States Dollar	120	Euro	90	12/18/13	3
United States Dollar	60	Japanese Yen	5,922	12/18/13	– *
United States Dollar	20	Swedish Krona	131	12/18/13	– *

Total					$2

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$10,685	$7,305	$–	$17,990
Consumer Staples	7,824	6,405	–	14,229
Energy	6,218	4,985	–	11,203
Financials	13,444	18,427	–	31,871
Health Care	11,088	7,418	–	18,506
Industrials	8,394	8,790	–	17,184
Information Technology	14,290	3,016	–	17,306
Materials	2,972	5,705	–	8,677
Telecommunication Services	953	4,027	–	4,980
Utilities	2,581	2,453	–	5,034
Preferred Stocks
Consumer Discretionary	–	396	–	396
Consumer Staples	–	186	–	186
Rights
Financials	–	7	–	7
Industrials	–	4	–	4
Investment Companies	2,735	–	–	2,735
Total Investments	$81,184	$69,124	$–	$150,308

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$16	$–	$–	$16
Forward Foreign Currency Exchange Contracts	–	3	–	3
Liabilities
Futures Contracts	(7)	–	–	(7)
Forward Foreign Currency Exchange Contracts	–	(1)	–	(1)
Total Other Financial Instruments	$9	$2	$–	$11

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000s)	Reason
Common Stocks
Consumer Discretionary	$3,048	Valuations at last trade with foreign fair value adjustments
Consumer Staples	970	Valuations at last trade with foreign fair value adjustments
Energy	1,559	Valuations at last trade with foreign fair value adjustments
Financials	4,370	Valuations at last trade with foreign fair value adjustments
Health Care	1,249	Valuations at last trade with foreign fair value adjustments
Industrials	3,026	Valuations at last trade with foreign fair value adjustments
Information Technology	1,288	Valuations at last trade with foreign fair value adjustments
Materials	2,102	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	1,362	Valuations at last trade with foreign fair value adjustments
Utilities	305	Valuations at last trade with foreign fair value adjustments
Total	$19,279

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0%

Australia – 7.8%

AGL Energy Ltd.	145,646	$2,096

ALS Ltd.	104,792	1,027

Alumina Ltd. *	626,555	602

Amcor Ltd.	320,703	3,138

AMP Ltd.	799,251	3,438

APA Group	214,738	1,196

Asciano Ltd.	267,109	1,453

ASX Ltd.	53,174	1,714

Aurizon Holdings Ltd.	538,648	2,353

Australia & New Zealand Banking Group Ltd.	735,247	21,129

Bendigo and Adelaide Bank Ltd.	107,819	1,008

BGP Holdings PLC - (Fractional Shares) *	1,085,479	–

BHP Billiton Ltd.	858,096	28,621

Boral Ltd.	214,262	960

Brambles Ltd.	414,773	3,527

Caltex Australia Ltd.	35,199	612

CFS Retail Property Trust Group	565,679	1,056

Coca-Cola Amatil Ltd.	153,732	1,759

Cochlear Ltd.	14,708	830

Commonwealth Bank of Australia	431,271	28,669

Computershare Ltd.	126,218	1,169

Crown Ltd.	104,003	1,509

CSL Ltd.	131,082	7,821

Dexus Property Group	1,289,547	1,210

Echo Entertainment Group Ltd.	228,179	590

Federation Centres Ltd.	373,085	794

Flight Centre Ltd.	13,612	614

Fortescue Metals Group Ltd.	417,556	1,853

Goodman Group	455,970	2,077

GPT Group	464,335	1,508

Harvey Norman Holdings Ltd.	141,040	419

Iluka Resources Ltd.	115,744	1,239

Incitec Pivot Ltd.	419,030	1,053

Insurance Australia Group Ltd.	556,044	3,045

James Hardie Industries PLC - CDI	121,931	1,215

Leighton Holdings Ltd.	45,047	809

Lend Lease Group	147,307	1,396

Macquarie Group Ltd.	82,165	3,676

Metcash Ltd.	248,142	742

Mirvac Group	997,911	1,620

National Australia Bank Ltd.	624,752	20,017

Newcrest Mining Ltd.	201,786	2,204

Orica Ltd.	99,016	1,853

Origin Energy Ltd.	297,141	3,909

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Australia – 7.8% – continued

Qantas Airways Ltd. *	300,334	$413

QBE Insurance Group Ltd.	319,951	4,380

Ramsay Health Care Ltd.	33,943	1,147

Rio Tinto Ltd.	116,947	6,742

Santos Ltd.	258,396	3,648

Seek Ltd.	86,104	955

Sonic Healthcare Ltd.	103,374	1,562

SP AusNet *	432,150	484

Stockland	612,548	2,212

Suncorp Group Ltd.	342,965	4,186

Sydney Airport	55,572	204

Tabcorp Holdings Ltd.	215,317	659

Tatts Group Ltd.	374,715	1,084

Telstra Corp. Ltd.	1,167,445	5,414

Toll Holdings Ltd.	191,601	1,042

Transurban Group	373,364	2,369

Treasury Wine Estates Ltd.	165,854	684

Wesfarmers Ltd. *	269,062	10,329

Westfield Group	564,469	5,798

Westfield Retail Trust	807,933	2,240

Westpac Banking Corp.	831,240	25,401

Whitehaven Coal Ltd. *	165,820	311

Woodside Petroleum Ltd.	176,392	6,308

Woolworths Ltd.	331,742	10,836

WorleyParsons Ltd.	57,688	1,310
		267,248

Austria – 0.3%

Andritz A.G.	19,987	1,177

Erste Group Bank A.G.	68,290	2,158

IMMOFINANZ A.G. *	266,527	1,163

OMV A.G.	39,694	1,962

Raiffeisen Bank International A.G.	13,191	432

Telekom Austria A.G.	58,917	495

Verbund A.G.	18,379	416

Vienna Insurance Group A.G. Wiener Versicherung Gruppe	10,207	524

Voestalpine A.G.	28,593	1,368
		9,695

Belgium – 1.1%

Ageas	61,071	2,474

Anheuser-Busch InBev N.V.	214,296	21,300

Belgacom S.A.	39,321	1,046

Colruyt S.A.	21,096	1,171

Delhaize Group S.A.	27,687	1,746

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Belgium – 1.1% – continued

Groupe Bruxelles Lambert S.A.	21,913	$1,864

KBC Groep N.V.	60,438	2,970

Solvay S.A., Class A	15,850	2,377

Telenet Group Holding N.V.	14,736	734

UCB S.A.	30,034	1,828

Umicore S.A.	31,076	1,510
		39,020

Denmark – 1.1%

A.P. Moller – Maersk A/S, Class A	145	1,254

A.P. Moller – Maersk A/S, Class B	357	3,278

Carlsberg A/S, Class B	28,301	2,915

Coloplast A/S, Class B	29,731	1,693

Danske Bank A/S *	173,114	3,726

DSV A/S	47,854	1,357

Novo Nordisk A/S, Class B	106,669	18,083

Novozymes A/S, Class B	61,800	2,364

TDC A/S	194,724	1,648

Tryg A/S	6,372	587

William Demant Holding A/S *	6,936	641
		37,546

Finland – 0.9%

Elisa OYJ	36,877	879

Fortum OYJ	118,613	2,677

Kesko OYJ, Class B	16,351	491

Kone OYJ, Class B	41,163	3,678

Metso OYJ	35,427	1,391

Neste Oil OYJ	33,014	733

Nokia OYJ *	1,011,864	6,605

Nokian Renkaat OYJ	31,098	1,579

Orion OYJ, Class B	27,999	705

Pohjola Bank PLC, Class A	35,613	592

Sampo OYJ, Class A	111,424	4,789

Stora Enso OYJ (Registered)	144,451	1,224

UPM-Kymmene OYJ	143,842	1,991

Wartsila OYJ Abp	47,289	2,134
		29,468

France – 9.5%

Accor S.A.	43,563	1,812

Aeroports de Paris	7,538	789

Air Liquide S.A.	83,368	11,614

Alstom S.A.	58,698	2,092

ArcelorMittal	272,942	3,754

Arkema S.A.	16,788	1,871

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

France – 9.5% – continued

AtoS	14,414	$1,126

AXA S.A.	481,661	11,178

BNP Paribas S.A.	265,747	17,987

Bouygues S.A.	52,501	1,917

Bureau Veritas S.A.	59,112	1,864

Cap Gemini S.A.	38,438	2,288

Carrefour S.A.	161,903	5,549

Casino Guichard Perrachon S.A.	15,343	1,582

CGG *	41,263	951

Christian Dior S.A.	14,554	2,855

Cie de St-Gobain	106,973	5,300

Cie Generale des Etablissements Michelin	49,053	5,440

CNP Assurances	43,998	793

Credit Agricole S.A. *	267,012	2,946

Danone S.A.	152,893	11,512

Dassault Systemes S.A.	16,671	2,227

Edenred	53,164	1,727

Electricite de France S.A.	62,579	1,980

Essilor International S.A.	54,299	5,842

Eurazeo S.A.	8,284	532

European Aeronautic Defence and Space Co. N.V.	154,772	9,865

Eutelsat Communications S.A.	37,983	1,201

Fonciere Des Regions	7,697	639

GDF Suez	354,026	8,898

Gecina S.A.	5,463	699

Groupe Eurotunnel S.A. (Registered)	146,062	1,331

ICADE	9,148	836

Iliad S.A.	5,937	1,385

Imerys S.A.	8,759	612

JCDecaux S.A.	17,251	636

Kering	20,363	4,566

Klepierre	27,239	1,181

Lafarge S.A.	49,264	3,431

Lagardere S.C.A.	30,099	978

Legrand S.A.	70,906	3,939

L’Oreal S.A.	64,597	11,098

LVMH Moet Hennessy Louis Vuitton S.A.	67,702	13,343

Natixis	238,010	1,140

Orange S.A.	498,886	6,258

Pernod Ricard S.A.	56,590	7,031

Publicis Groupe S.A.	48,114	3,830

Remy Cointreau S.A.	6,875	733

Renault S.A.	51,363	4,098

Rexel S.A.	55,868	1,422

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

France – 9.5% – continued

Safran S.A.	66,082	$4,072

Sanofi	318,482	32,297

Schneider Electric S.A.	140,695	11,905

SCOR S.E.	41,234	1,366

SES S.A.	82,264	2,355

Societe BIC S.A.	7,977	928

Societe Generale S.A.	187,901	9,371

Sodexo	25,262	2,359

Suez Environnement Co.	78,263	1,270

Technip S.A.	27,670	3,250

Thales S.A.	25,011	1,375

Total S.A.	574,164	33,371

Unibail-Rodamco S.E.	25,861	6,419

Vallourec S.A.	28,781	1,725

Veolia Environnement S.A.	91,262	1,559

Vinci S.A.	124,489	7,239

Vivendi S.A.	318,681	7,334

Wendel S.A.	8,473	1,149

Zodiac Aerospace	9,343	1,487
		327,509

Germany – 7.9%

Adidas A.G.	56,131	6,096

Allianz S.E. (Registered)	122,338	19,232

Axel Springer A.G.	9,977	555

BASF S.E.	246,141	23,633

Bayer A.G. (Registered)	221,476	26,115

Bayerische Motoren Werke A.G.	88,496	9,514

Beiersdorf A.G.	27,090	2,406

Brenntag A.G.	13,596	2,264

Celesio A.G.	21,869	492

Commerzbank A.G. *	257,488	2,965

Continental A.G.	29,793	5,050

Daimler A.G. (Registered)	257,522	20,073

Deutsche Bank A.G. (Registered)	272,565	12,515

Deutsche Boerse A.G.	51,331	3,863

Deutsche Lufthansa A.G. (Registered) *	59,910	1,168

Deutsche Post A.G. (Registered)	241,419	8,016

Deutsche Telekom A.G. (Registered)	749,227	10,867

E.ON S.E.	480,402	8,545

Fraport A.G. Frankfurt Airport Services Worldwide	10,570	742

Fresenius Medical Care A.G. & Co. KGaA	57,217	3,722

Fresenius S.E. & Co. KGaA	33,616	4,176

GEA Group A.G.	49,514	2,033

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Germany – 7.9% – continued

Hannover Rueck S.E.	16,781	$1,234

HeidelbergCement A.G.	37,892	2,922

Henkel A.G. & Co. KGaA	35,135	3,112

Hochtief A.G.	7,943	693

Hugo Boss A.G.	8,260	1,069

Infineon Technologies A.G.	295,026	2,951

K+S A.G. (Registered)	46,237	1,199

Kabel Deutschland Holding A.G. *	22,517	2,647

Kabel Deutschland Holding A.G.	536	68

Lanxess A.G.	22,326	1,449

Linde A.G.	49,389	9,787

MAN S.E.	9,386	1,119

Merck KGaA	17,404	2,716

Metro A.G.	33,489	1,329

Muenchener Rueckversicherungs A.G. (Registered)	47,887	9,367

OSRAM Licht A.G. *	21,150	993

ProSiebenSat.1 Media A.G. (Registered)	28,377	1,205

RWE A.G.	132,018	4,494

SAP A.G.	247,299	18,278

Siemens A.G. (Registered)	212,501	25,619

Suedzucker A.G.	21,511	634

Telefonica Deutschland Holding A.G.	74,091	585

ThyssenKrupp A.G. *	105,257	2,520

United Internet A.G. (Registered)	28,346	1,074

Volkswagen A.G.	7,688	1,744
		272,850

Greece – 0.0%

Hellenic Telecommunications Organization S.A. *	62,655	653

OPAP S.A.	58,566	655
		1,308

Hong Kong – 2.9%

AAC Technologies Holdings, Inc.	194,000	885

AIA Group Ltd.	3,213,093	15,126

ASM Pacific Technology Ltd.	63,000	640

Bank of East Asia Ltd.	335,859	1,422

BOC Hong Kong Holdings Ltd.	981,108	3,154

Cathay Pacific Airways Ltd.	327,506	643

Cheung Kong Holdings Ltd.	376,729	5,745

Cheung Kong Infrastructure Holdings Ltd.	163,353	1,133

CLP Holdings Ltd.	470,522	3,832

First Pacific Co. Ltd.	671,539	740

Galaxy Entertainment Group Ltd. *	567,148	3,988

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Hong Kong – 2.9% – continued

Hang Lung Properties Ltd.	592,501	$2,015

Hang Seng Bank Ltd.	201,279	3,285

Henderson Land Development Co. Ltd.	285,355	1,766

HKT Trust/HKT Ltd.	592,000	556

Hong Kong & China Gas Co. Ltd.	1,523,306	3,668

Hong Kong Exchanges and Clearing Ltd.	276,518	4,428

Hopewell Holdings Ltd.	141,500	474

Hutchison Whampoa Ltd.	571,698	6,857

Hysan Development Co. Ltd.	156,501	699

Kerry Properties Ltd.	176,203	753

Li & Fung Ltd.	1,571,218	2,290

Link REIT (The)	616,771	3,023

MGM China Holdings Ltd.	243,716	811

MTR Corp. Ltd.	379,981	1,505

New World Development Co. Ltd.	1,016,504	1,532

Noble Group Ltd.	1,101,944	817

NWS Holdings Ltd.	372,443	578

Orient Overseas International Ltd.	54,200	318

PCCW Ltd.	1,006,374	445

Power Assets Holdings Ltd.	375,433	3,363

Sands China Ltd.	653,541	4,048

Shangri-La Asia Ltd.	450,574	747

Sino Land Co. Ltd.	819,174	1,205

SJM Holdings Ltd.	525,572	1,481

Sun Hung Kai Properties Ltd.	427,756	5,829

Swire Pacific Ltd., Class A	178,051	2,133

Swire Properties Ltd.	327,800	917

Wharf Holdings Ltd.	397,766	3,451

Wheelock & Co. Ltd.	254,021	1,349

Wynn Macau Ltd.	422,946	1,446

Yangzijiang Shipbuilding Holdings Ltd.	574,566	502

Yue Yuen Industrial Holdings Ltd.	183,210	512
		100,111

Ireland – 0.7%

Bank of Ireland *	5,646,794	1,619

CRH PLC	1,040	25

CRH PLC (Dublin Exchange)	195,154	4,694

Elan Corp. PLC *	129,658	2,030

Experian PLC	270,488	5,152

Irish Bank Resolution Corp. Ltd. (1)*	99,788	–

Kerry Group PLC, Class A	40,017	2,439

Ryanair Holdings PLC	3,150	27

Ryanair Holdings PLC ADR	5,370	267

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Ireland – 0.7% – continued

Shire PLC	148,672	$5,953
		22,206

Israel – 0.4%

Bank Hapoalim B.M.	287,779	1,455

Bank Leumi Le-Israel B.M. *	350,691	1,305

Bezeq The Israeli Telecommunication Corp. Ltd. *	503,015	925

Delek Group Ltd.	1,153	377

Israel (The) Corp. Ltd. *	762	402

Israel Chemicals Ltd.	122,123	1,031

Mizrahi Tefahot Bank Ltd.	39,879	440

NICE Systems Ltd.	15,538	643

Teva Pharmaceutical Industries Ltd.	229,139	8,632
		15,210

Italy – 2.0%

Assicurazioni Generali S.p.A.	312,780	6,248

Atlantia S.p.A.	90,070	1,835

Banca Monte dei Paschi di Siena S.p.A. *	1,674,181	465

Enel Green Power S.p.A.	487,530	1,046

Enel S.p.A.	1,760,327	6,750

Eni S.p.A.	679,189	15,659

Exor S.p.A.	26,009	977

Fiat S.p.A. *	241,865	1,927

Finmeccanica S.p.A. *	101,948	610

Intesa Sanpaolo S.p.A.	3,096,004	6,397

Luxottica Group S.p.A.	44,876	2,387

Mediobanca S.p.A.	134,079	937

Pirelli & C. S.p.A.	62,370	812

Prysmian S.p.A.	56,575	1,385

Saipem S.p.A.	69,872	1,519

Snam S.p.A.	537,494	2,724

Telecom Italia S.p.A.	2,668,444	2,204

Telecom Italia S.p.A. (RSP)	1,686,195	1,118

Tenaris S.A.	125,111	2,932

Terna Rete Elettrica Nazionale S.p.A.	390,904	1,766

UniCredit S.p.A.	1,157,298	7,406

Unione di Banche Italiane S.c.p.A.	227,898	1,152
		68,256

Japan – 21.1%

ABC-Mart, Inc.	6,900	336

Acom Co. Ltd. *	94,800	359

Advantest Corp.	37,400	433

Aeon Co. Ltd.	159,600	2,204

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 21.1% – continued

AEON Financial Service Co. Ltd.	19,300	$608

Aeon Mall Co. Ltd.	29,980	891

Air Water, Inc.	33,569	497

Aisin Seiki Co. Ltd.	50,800	2,177

Ajinomoto Co., Inc.	163,000	2,146

Alfresa Holdings Corp.	10,900	563

Amada Co. Ltd.	101,000	914

ANA Holdings, Inc.	319,000	697

Aozora Bank Ltd.	270,000	801

Asahi Glass Co. Ltd.	270,000	1,680

Asahi Group Holdings Ltd.	104,200	2,742

Asahi Kasei Corp.	332,000	2,509

Asics Corp.	40,800	707

Astellas Pharma, Inc.	115,400	5,899

Bank of Kyoto (The) Ltd.	85,971	758

Bank of Yokohama (The) Ltd.	306,000	1,752

Benesse Holdings, Inc.	19,200	699

Bridgestone Corp.	173,700	6,358

Brother Industries Ltd.	64,200	728

Calbee, Inc.	20,000	581

Canon, Inc.	301,800	9,644

Casio Computer Co. Ltd.	55,500	515

Central Japan Railway Co.	39,100	5,021

Chiba Bank (The) Ltd.	199,000	1,457

Chiyoda Corp.	36,746	443

Chubu Electric Power Co., Inc.	172,500	2,351

Chugai Pharmaceutical Co. Ltd.	59,055	1,215

Chugoku Bank (The) Ltd.	39,000	549

Chugoku Electric Power (The) Co., Inc.	80,400	1,281

Citizen Holdings Co. Ltd.	64,900	457

Coca-Cola West Co. Ltd.	18,000	360

Cosmo Oil Co. Ltd. *	123,000	231

Credit Saison Co. Ltd.	43,400	1,180

Dai Nippon Printing Co. Ltd.	150,000	1,592

Daicel Corp.	73,000	660

Daido Steel Co. Ltd.	63,000	372

Daihatsu Motor Co. Ltd.	48,000	933

Dai-ichi Life Insurance (The) Co. Ltd.	224,300	3,215

Daiichi Sankyo Co. Ltd.	178,500	3,239

Daikin Industries Ltd.	62,300	3,312

Dainippon Sumitomo Pharma Co. Ltd.	43,900	600

Daito Trust Construction Co. Ltd.	19,100	1,913

Daiwa House Industry Co. Ltd.	158,000	2,962

Daiwa Securities Group, Inc.	443,000	3,997

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 21.1% – continued

Dena Co. Ltd.	26,900	$548

Denso Corp.	129,300	6,058

Dentsu, Inc.	56,718	2,167

Don Quijote Co. Ltd.	13,800	866

East Japan Railway Co.	90,012	7,759

Eisai Co. Ltd.	66,600	2,713

Electric Power Development Co. Ltd.	30,200	987

FamilyMart Co. Ltd.	14,200	615

FANUC Corp.	51,400	8,500

Fast Retailing Co. Ltd.	13,800	5,207

Fuji Electric Co. Ltd.	140,000	573

Fuji Heavy Industries Ltd.	159,000	4,423

FUJIFILM Holdings Corp.	123,500	2,974

Fujitsu Ltd. *	494,000	1,848

Fukuoka Financial Group, Inc.	197,000	892

Furukawa Electric Co. Ltd.	188,000	435

Gree, Inc.	23,981	187

GungHo Online Entertainment, Inc. *	909	712

Gunma Bank (The) Ltd.	96,000	563

Hachijuni Bank (The) Ltd.	115,395	720

Hakuhodo DY Holdings, Inc.	54,300	404

Hamamatsu Photonics K.K.	20,185	762

Hankyu Hanshin Holdings, Inc.	295,000	1,641

Hino Motors Ltd.	72,000	1,067

Hirose Electric Co. Ltd.	7,800	1,201

Hiroshima Bank (The) Ltd.	133,000	569

Hisamitsu Pharmaceutical Co., Inc.	16,800	939

Hitachi Chemical Co. Ltd.	29,000	467

Hitachi Construction Machinery Co. Ltd.	30,800	692

Hitachi High-Technologies Corp.	15,700	353

Hitachi Ltd.	1,297,000	8,588

Hitachi Metals Ltd.	50,000	615

Hokkaido Electric Power Co., Inc. *	51,600	697

Hokuhoku Financial Group, Inc.	308,000	649

Hokuriku Electric Power Co.	47,600	698

Honda Motor Co. Ltd.	436,800	16,692

Hoya Corp.	116,400	2,757

Hulic Co. Ltd.	73,800	1,111

Ibiden Co. Ltd.	29,300	480

Idemitsu Kosan Co. Ltd.	5,200	451

IHI Corp.	339,000	1,433

Inpex Corp.	230,500	2,725

Isetan Mitsukoshi Holdings Ltd.	98,060	1,459

Isuzu Motors Ltd.	314,000	2,082

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 21.1% – continued

ITOCHU Corp.	400,600	$4,922

Itochu Techno-Solutions Corp.	5,600	199

Iyo Bank (The) Ltd.	69,000	725

J Front Retailing Co. Ltd.	129,000	1,048

Japan Airlines Co. Ltd.	16,200	982

Japan Exchange Group, Inc.	67,300	1,497

Japan Petroleum Exploration Co.	6,100	263

Japan Prime Realty Investment Corp.	199	699

Japan Real Estate Investment Corp.	154	1,805

Japan Retail Fund Investment Corp.	557	1,146

Japan Steel Works (The) Ltd.	87,000	507

Japan Tobacco, Inc.	293,600	10,601

JFE Holdings, Inc.	130,100	3,390

JGC Corp.	57,000	2,063

Joyo Bank (The) Ltd.	187,000	1,008

JSR Corp.	49,000	913

JTEKT Corp.	52,800	727

JX Holdings, Inc.	591,797	3,078

Kajima Corp.	235,000	961

Kamigumi Co. Ltd.	56,000	477

Kaneka Corp.	66,000	432

Kansai Electric Power (The) Co., Inc. *	186,700	2,379

Kansai Paint Co. Ltd.	58,000	771

Kao Corp.	141,000	4,406

Kawasaki Heavy Industries Ltd.	377,000	1,641

KDDI Corp.	143,400	7,381

Keikyu Corp.	119,000	1,128

Keio Corp.	154,000	1,107

Keisei Electric Railway Co. Ltd.	71,000	742

Keyence Corp.	12,039	4,585

Kikkoman Corp.	44,000	807

Kinden Corp.	39,000	420

Kintetsu Corp.	431,000	1,608

Kirin Holdings Co. Ltd.	233,000	3,405

Kobe Steel Ltd. *	634,000	1,182

Koito Manufacturing Co. Ltd.	21,814	416

Komatsu Ltd.	248,200	6,196

Konami Corp.	28,900	669

Konica Minolta, Inc.	128,500	1,083

Kubota Corp.	284,000	4,124

Kuraray Co. Ltd.	92,700	1,114

Kurita Water Industries Ltd.	29,200	622

Kyocera Corp.	87,000	4,635

Kyowa Hakko Kirin Co. Ltd.	64,000	659

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 21.1% – continued

Kyushu Electric Power Co., Inc. *	116,000	$1,661

Lawson, Inc.	17,200	1,350

LIXIL Group Corp.	71,200	1,471

M3, Inc.	200	555

Mabuchi Motor Co. Ltd.	6,200	328

Makita Corp.	29,900	1,740

Marubeni Corp.	439,000	3,465

Marui Group Co. Ltd.	56,500	531

Maruichi Steel Tube Ltd.	14,200	353

Mazda Motor Corp. *	715,000	3,204

McDonald’s Holdings Co. Japan Ltd.	18,800	518

Medipal Holdings Corp.	33,800	418

MEIJI Holdings Co. Ltd.	16,663	914

Miraca Holdings, Inc.	15,441	690

Mitsubishi Chemical Holdings Corp.	360,500	1,690

Mitsubishi Corp.	372,800	7,562

Mitsubishi Electric Corp.	516,000	5,447

Mitsubishi Estate Co. Ltd.	337,000	9,999

Mitsubishi Gas Chemical Co., Inc.	107,000	902

Mitsubishi Heavy Industries Ltd.	808,000	4,650

Mitsubishi Logistics Corp.	28,000	425

Mitsubishi Materials Corp.	288,000	1,193

Mitsubishi Motors Corp. *	119,900	1,332

Mitsubishi Tanabe Pharma Corp.	57,000	801

Mitsubishi UFJ Financial Group, Inc.	3,410,095	21,875

Mitsubishi UFJ Lease & Finance Co. Ltd.	152,000	808

Mitsui & Co. Ltd.	461,400	6,723

Mitsui Chemicals, Inc.	203,000	559

Mitsui Fudosan Co. Ltd.	221,000	7,470

Mitsui OSK Lines Ltd. *	285,000	1,292

Mizuho Financial Group, Inc.	6,142,989	13,371

MS&AD Insurance Group Holdings	135,643	3,554

Murata Manufacturing Co. Ltd.	54,397	4,168

Nabtesco Corp.	29,499	721

Namco Bandai Holdings, Inc.	44,500	832

NEC Corp.	619,000	1,437

Nexon Co. Ltd.	26,700	326

NGK Insulators Ltd.	76,000	1,157

NGK Spark Plug Co. Ltd.	44,000	978

NHK Spring Co. Ltd.	44,000	453

Nidec Corp.	27,300	2,261

Nikon Corp.	89,800	1,568

Nintendo Co. Ltd.	28,500	3,238

Nippon Building Fund, Inc.	187	2,329

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 21.1% – continued

Nippon Electric Glass Co. Ltd.	94,500	$507

Nippon Express Co. Ltd.	213,000	1,071

Nippon Meat Packers, Inc.	49,000	703

Nippon Prologis REIT, Inc.	67	671

Nippon Steel & Sumitomo Metal Corp.	2,024,615	6,902

Nippon Telegraph & Telephone Corp.	115,578	5,999

Nippon Yusen K.K.	415,000	1,315

Nishi-Nippon City Bank (The) Ltd.	184,000	503

Nissan Motor Co. Ltd.	659,900	6,644

Nisshin Seifun Group, Inc.	53,750	543

Nissin Foods Holdings Co. Ltd.	14,200	584

Nitori Holdings Co. Ltd.	9,400	862

Nitto Denko Corp.	42,800	2,804

NKSJ Holdings, Inc.	88,045	2,272

NOK Corp.	27,500	430

Nomura Holdings, Inc.	973,600	7,602

Nomura Real Estate Holdings, Inc.	32,100	791

Nomura Real Estate Office Fund, Inc.	82	421

Nomura Research Institute Ltd.	27,700	965

NSK Ltd.	132,000	1,354

NTT Data Corp.	34,000	1,149

NTT DOCOMO, Inc.	405,000	6,580

NTT Urban Development Corp.	33,900	446

Obayashi Corp.	174,000	1,041

Odakyu Electric Railway Co. Ltd.	172,000	1,713

Oji Holdings Corp.	211,000	991

Olympus Corp. *	64,400	1,960

Omron Corp.	54,800	1,983

Ono Pharmaceutical Co. Ltd.	21,400	1,318

Oracle Corp. Japan	11,100	414

Oriental Land Co. Ltd.	13,400	2,218

ORIX Corp.	330,600	5,411

Osaka Gas Co. Ltd.	504,000	2,151

Otsuka Corp.	3,700	473

Otsuka Holdings Co. Ltd.	96,715	2,808

Panasonic Corp.	591,800	5,736

Park24 Co. Ltd.	27,300	486

Rakuten, Inc.	195,600	2,972

Resona Holdings, Inc.	492,710	2,523

Ricoh Co. Ltd.	178,000	2,061

Rinnai Corp.	9,600	714

Rohm Co. Ltd.	25,500	1,049

Sankyo Co. Ltd.	14,400	705

Sanrio Co. Ltd.	11,697	720

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 21.1% – continued

Santen Pharmaceutical Co. Ltd.	19,500	$947

SBI Holdings, Inc.	53,760	699

Secom Co. Ltd.	56,100	3,521

Sega Sammy Holdings, Inc.	49,400	1,431

Sekisui Chemical Co. Ltd.	112,000	1,144

Sekisui House Ltd.	149,000	2,009

Seven & I Holdings Co. Ltd.	199,800	7,318

Seven Bank Ltd.	157,200	527

Sharp Corp. *	293,000	1,082

Shikoku Electric Power Co., Inc. *	47,400	808

Shimadzu Corp.	64,000	608

Shimamura Co. Ltd.	6,600	657

Shimano, Inc.	20,800	1,861

Shimizu Corp.	144,000	706

Shin-Etsu Chemical Co. Ltd.	108,700	6,673

Shinsei Bank Ltd.	438,000	1,065

Shionogi & Co. Ltd.	81,000	1,707

Shiseido Co. Ltd.	96,000	1,729

Shizuoka Bank (The) Ltd.	157,000	1,792

Showa Denko K.K.	407,000	552

Showa Shell Sekiyu K.K.	52,300	587

SMC Corp.	14,100	3,366

Softbank Corp.	257,000	17,861

Sojitz Corp.	358,400	704

Sony Corp.	271,200	5,811

Sony Financial Holdings, Inc.	44,300	815

Stanley Electric Co. Ltd.	37,300	795

Sumco Corp.	27,200	221

Sumitomo Chemical Co. Ltd.	392,000	1,496

Sumitomo Corp.	300,000	4,052

Sumitomo Electric Industries Ltd.	198,900	2,887

Sumitomo Heavy Industries Ltd.	150,000	684

Sumitomo Metal Mining Co. Ltd.	139,000	1,971

Sumitomo Mitsui Financial Group, Inc.	340,542	16,533

Sumitomo Mitsui Trust Holdings, Inc.	888,190	4,411

Sumitomo Realty & Development Co. Ltd.	95,000	4,531

Sumitomo Rubber Industries Ltd.	42,800	663

Suntory Beverage & Food Ltd. *	33,300	1,124

Suruga Bank Ltd.	51,000	880

Suzuken Co. Ltd.	18,197	600

Suzuki Motor Corp.	99,000	2,378

Sysmex Corp.	19,649	1,259

T&D Holdings, Inc.	155,000	1,926

Taiheiyo Cement Corp.	309,000	1,354

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 21.1% – continued

Taisei Corp.	263,000	$1,298

Taisho Pharmaceutical Holdings Co. Ltd.	8,500	561

Taiyo Nippon Sanso Corp.	59,000	397

Takashimaya Co. Ltd.	73,000	686

Takeda Pharmaceutical Co. Ltd.	211,500	10,004

TDK Corp.	31,700	1,247

Teijin Ltd.	225,000	520

Terumo Corp.	40,900	2,105

THK Co. Ltd.	28,600	637

Tobu Railway Co. Ltd.	269,000	1,423

Toho Co. Ltd.	30,200	631

Toho Gas Co. Ltd.	115,000	603

Tohoku Electric Power Co., Inc. *	123,200	1,520

Tokio Marine Holdings, Inc.	183,500	6,020

Tokyo Electric Power Co., Inc. *	384,800	2,395

Tokyo Electron Ltd.	45,400	2,442

Tokyo Gas Co. Ltd.	655,000	3,600

Tokyo Tatemono Co. Ltd.	106,000	976

Tokyu Corp.	307,000	2,196

Tokyu Land Corp.	139,000	1,444

TonenGeneral Sekiyu K.K.	76,000	703

Toppan Printing Co. Ltd.	150,000	1,213

Toray Industries, Inc.	396,000	2,611

Toshiba Corp.	1,075,000	4,846

TOTO Ltd.	82,000	1,152

Toyo Seikan Group Holdings Ltd.	45,100	887

Toyo Suisan Kaisha Ltd.	22,000	647

Toyoda Gosei Co. Ltd.	15,900	393

Toyota Boshoku Corp.	13,400	180

Toyota Industries Corp.	43,200	1,871

Toyota Motor Corp.	737,600	47,303

Toyota Tsusho Corp.	55,100	1,443

Trend Micro, Inc.	26,900	1,004

Tsumura & Co.	14,000	411

Ube Industries Ltd.	260,000	492

Unicharm Corp.	29,700	1,738

United Urban Investment Corp.	596	910

USS Co. Ltd.	61,900	897

West Japan Railway Co.	45,400	1,947

Yahoo Japan Corp.	393,200	2,239

Yakult Honsha Co. Ltd.	24,000	1,205

Yamada Denki Co. Ltd.	245,590	726

Yamaguchi Financial Group, Inc.	54,000	532

Yamaha Corp.	39,400	564

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 21.1% – continued

Yamaha Motor Co. Ltd.	75,100	$1,104

Yamato Holdings Co. Ltd.	96,500	2,182

Yamato Kogyo Co. Ltd.	12,400	462

Yamazaki Baking Co. Ltd.	26,905	291

Yaskawa Electric Corp.	63,000	890

Yokogawa Electric Corp.	60,200	860

Yokohama Rubber (The) Co. Ltd.	61,000	604
		723,981

Netherlands – 4.4%

Aegon N.V.	480,671	3,559

Akzo Nobel N.V.	64,047	4,210

ASML Holding N.V.	95,873	9,456

CNH Industrial N.V. *	257,843	3,307

Corio N.V.	17,511	754

Delta Lloyd N.V.	51,619	1,097

Fugro N.V. - CVA	18,612	1,136

Gemalto N.V.	21,003	2,256

Heineken Holding N.V.	27,522	1,741

Heineken N.V.	61,771	4,374

ING Groep N.V. - CVA *	1,022,157	11,599

Koninklijke Ahold N.V.	270,900	4,694

Koninklijke Boskalis Westminster N.V.	21,409	947

Koninklijke DSM N.V.	40,966	3,092

Koninklijke KPN N.V. *	866,659	2,762

Koninklijke Philips N.V.	254,802	8,217

Koninklijke Vopak N.V.	18,816	1,077

OCI *	24,257	820

QIAGEN N.V. *	64,781	1,397

Randstad Holding N.V.	33,744	1,901

Reed Elsevier N.V.	154,074	3,096

Royal Dutch Shell PLC, Class A	1,015,654	33,549

Royal Dutch Shell PLC, Class A (Amsterdam Exchange)	20,000	660

Royal Dutch Shell PLC, Class B	665,654	23,007

TNT Express N.V.	97,581	890

Unilever N.V. - CVA	435,847	16,961

Wolters Kluwer N.V.	81,564	2,100

Ziggo N.V.	40,361	1,635
		150,294

New Zealand – 0.1%

Auckland International Airport Ltd.	274,776	757

Contact Energy Ltd.	88,562	398

Fletcher Building Ltd.	187,589	1,480

SKYCITY Entertainment Group Ltd.	148,603	494

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

New Zealand – 0.1% – continued

Telecom Corp. of New Zealand Ltd.	495,593	$957
		4,086

Norway – 0.7%

Aker Solutions ASA	42,637	599

DNB ASA	264,627	4,020

Gjensidige Forsikring ASA	51,489	778

Norsk Hydro ASA	256,911	1,065

Orkla ASA	209,177	1,524

Seadrill Ltd.	100,300	4,504

Statoil ASA	296,402	6,733

Telenor ASA	188,605	4,311

Yara International ASA	49,929	2,062
		25,596

Portugal – 0.2%

Banco Espirito Santo S.A. (Registered) *	515,547	549

EDP - Energias de Portugal S.A.	533,179	1,948

Galp Energia SGPS S.A.	91,927	1,532

Jeronimo Martins SGPS S.A.	66,944	1,375

Portugal Telecom SGPS S.A. (Registered)	158,836	716
		6,120

Singapore – 1.5%

Ascendas Real Estate Investment Trust	567,879	1,033

CapitaCommercial Trust	501,000	579

CapitaLand Ltd.	668,750	1,649

CapitaMall Trust	628,800	983

CapitaMalls Asia Ltd.	396,658	618

City Developments Ltd.	106,000	866

ComfortDelGro Corp. Ltd.	520,000	817

DBS Group Holdings Ltd.	453,626	5,941

Genting Singapore PLC	1,628,380	1,864

Global Logistic Properties Ltd.	810,939	1,870

Golden Agri-Resources Ltd.	1,908,892	792

Hutchison Port Holdings Trust, Class U	1,328,000	1,039

Jardine Cycle & Carriage Ltd.	28,446	865

Keppel Corp. Ltd.	383,550	3,186

Keppel Land Ltd.	166,473	470

Olam International Ltd.	393,479	480

Oversea-Chinese Banking Corp. Ltd.	688,944	5,658

Sembcorp Industries Ltd.	268,644	1,133

SembCorp Marine Ltd.	217,800	787

Singapore Airlines Ltd.	146,734	1,219

Singapore Exchange Ltd.	217,000	1,257

Singapore Press Holdings Ltd.	392,295	1,286

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Singapore – 1.5% – continued

Singapore Technologies Engineering Ltd.	414,000	$1,377

Singapore Telecommunications Ltd.	2,149,925	6,397

StarHub Ltd.	152,000	520

United Overseas Bank Ltd.	343,875	5,670

UOL Group Ltd.	117,739	577

Wilmar International Ltd.	518,000	1,309
		50,242

Spain – 3.1%

Abertis Infraestructuras S.A.	98,872	1,927

Acciona S.A.	7,269	416

ACS Actividades de Construccion y Servicios S.A.	40,111	1,280

Amadeus IT Holding S.A., Class A	101,369	3,597

Banco Bilbao Vizcaya Argentaria S.A.	1,476,648	16,589

Banco de Sabadell S.A.	707,482	1,782

Banco Popular Espanol S.A. *	337,019	1,825

Banco Santander S.A.	2,987,411	24,490

Bankia S.A. *	1,078,114	1,174

CaixaBank S.A.	314,493	1,381

Distribuidora Internacional de Alimentacion S.A.	166,911	1,453

Enagas S.A.	47,869	1,176

Ferrovial S.A.	110,282	1,989

Gas Natural SDG S.A.	92,453	1,938

Grifols S.A.	35,860	1,473

Grifols S.A., Class B	4,066	124

Iberdrola S.A.	1,273,095	7,423

Inditex S.A.	58,210	8,995

Mapfre S.A.	202,339	724

Red Electrica Corp. S.A.	27,002	1,542

Repsol S.A.	231,432	5,757

Telefonica S.A. *	1,100,309	17,197

Zardoya Otis S.A.	40,121	651
		104,903

Sweden – 3.2%

Alfa Laval AB	85,790	2,071

Assa Abloy AB, Class B	88,490	4,063

Atlas Copco AB, Class A	179,761	5,266

Atlas Copco AB, Class B	105,110	2,780

Boliden AB	77,852	1,167

Electrolux AB, Class B	64,966	1,688

Elekta AB, Class B	100,896	1,624

Getinge AB, Class B	52,518	1,877

Hennes & Mauritz AB, Class B	253,584	11,029

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Sweden – 3.2% – continued

Hexagon AB, Class B	64,449	$1,942

Husqvarna AB, Class B	104,601	679

Industrivarden AB, Class C	35,514	654

Investment AB Kinnevik, Class B	59,272	2,055

Investor AB, Class B	120,094	3,644

Lundin Petroleum AB *	58,527	1,263

Millicom International Cellular S.A. SDR	17,403	1,538

Nordea Bank AB	760,668	9,190

Ratos AB, Class B	48,959	456

Sandvik AB	284,637	3,934

Scania AB, Class B	86,488	1,852

Securitas AB, Class B	81,818	935

Skandinaviska Enskilda Banken AB, Class A	403,667	4,279

Skanska AB, Class B	102,444	1,971

SKF AB, Class B	103,811	2,891

Svenska Cellulosa AB S.C.A., Class B	158,176	3,991

Svenska Handelsbanken AB, Class A	132,965	5,689

Swedbank AB, Class A	240,831	5,617

Swedish Match AB	54,242	1,915

Tele2 AB, Class B *	82,187	1,051

Telefonaktiebolaget LM Ericsson, Class B	813,291	10,832

TeliaSonera AB	633,572	4,855

Volvo AB, Class B	409,156	6,130
		108,928

Switzerland – 9.5%

ABB Ltd. (Registered) *	586,373	13,852

Actelion Ltd. (Registered) *	28,202	2,002

Adecco S.A. (Registered) *	35,970	2,569

Aryzta A.G. *	19,459	1,301

Aryzta A.G. (Dublin Exchange) *	4,637	311

Baloise Holding A.G. (Registered)	12,346	1,365

Banque Cantonale Vaudoise (Registered)	748	412

Barry Callebaut A.G. (Registered) *	589	591

Cie Financiere Richemont S.A. (Registered)	137,740	13,765

Coca-Cola HBC A.G. - CDI *	1,624	49

Coca-Cola HBC A.G. ADR	48,838	1,459

Credit Suisse Group A.G. (Registered) *	402,066	12,321

EMS-Chemie Holding A.G. (Registered)	2,249	795

Geberit A.G. (Registered) *	10,441	2,820

Givaudan S.A. (Registered) *	2,239	3,275

Glencore Xstrata PLC *	2,846,090	15,525

Holcim Ltd. (Registered) *	61,450	4,575

Julius Baer Group Ltd. *	60,706	2,834

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Switzerland – 9.5% – continued

Kuehne + Nagel International A.G. (Registered)	14,514	$1,901

Lindt & Spruengli A.G. (Registered)	25	1,187

Lindt & Spruengli A.G. (Participation Certificate)	237	973

Lonza Group A.G. (Registered) *	14,735	1,206

Nestle S.A. (Registered)	862,276	60,396

Novartis A.G. (Registered)	614,739	47,252

Pargesa Holding S.A. (Bearer)	6,947	521

Partners Group Holding A.G.	4,722	1,157

Roche Holding A.G. (Genusschein)	187,835	50,670

Schindler Holding A.G. (Registered)	5,278	766

Schindler Holding A.G. (Participation Certificate)	13,270	1,995

SGS S.A. (Registered)	1,438	3,438

Sika A.G. (Bearer)	577	1,682

Sonova Holding A.G. (Registered) *	13,676	1,700

STMicroelectronics N.V. *	176,982	1,631

Sulzer A.G. (Registered)	6,665	1,032

Swatch Group (The) A.G. (Bearer)	8,238	5,314

Swatch Group (The) A.G. (Registered)	11,704	1,318

Swiss Life Holding A.G. (Registered) *	8,538	1,616

Swiss Prime Site A.G. (Registered) *	14,114	1,093

Swiss Re A.G. *	93,896	7,767

Swisscom A.G. (Registered)	6,327	3,044

Syngenta A.G. (Registered)	24,850	10,153

Transocean Ltd.	97,005	4,319

UBS A.G. (Registered) *	972,462	19,895

Wolseley PLC	73,350	3,798

Zurich Insurance Group A.G. *	39,870	10,268
		325,913

United Kingdom – 18.6%

3i Group PLC	253,307	1,492

Aberdeen Asset Management PLC	251,676	1,543

Admiral Group PLC	52,044	1,039

Aggreko PLC	72,764	1,890

AMEC PLC	76,365	1,329

Anglo American PLC	371,576	9,137

Antofagasta PLC	105,188	1,396

ARM Holdings PLC	372,181	5,959

Associated British Foods PLC	95,557	2,905

AstraZeneca PLC	334,508	17,385

Aviva PLC	795,040	5,103

Babcock International Group PLC	97,462	1,886

BAE Systems PLC	870,523	6,401

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

United Kingdom – 18.6% – continued

Barclays PLC	3,276,088	$14,095

BG Group PLC	913,053	17,454

BHP Billiton PLC	563,448	16,596

BP PLC	5,079,864	35,640

British American Tobacco PLC	514,185	27,283

British Land Co. PLC	247,000	2,312

British Sky Broadcasting Group PLC	276,510	3,897

BT Group PLC	2,102,692	11,651

Bunzl PLC	89,483	1,937

Burberry Group PLC	118,222	3,131

Capita PLC	175,533	2,829

Carnival Corp.	5,012	164

Carnival PLC	44,581	1,511

Centrica PLC	1,380,108	8,267

Cobham PLC	278,467	1,295

Compass Group PLC	481,783	6,624

Croda International PLC	35,369	1,521

Diageo PLC	671,163	21,327

Direct Line Insurance Group PLC	216,524	747

easyJet PLC	42,247	873

Fresnillo PLC	49,488	780

G4S PLC	388,684	1,601

GKN PLC	438,116	2,426

GlaxoSmithKline PLC	1,315,473	33,062

Hammerson PLC	192,145	1,559

Hargreaves Lansdown PLC	60,306	956

HSBC Holdings PLC	4,980,261	53,972

ICAP PLC	141,954	860

IMI PLC	83,428	1,966

Imperial Tobacco Group PLC	259,459	9,613

Inmarsat PLC	116,760	1,341

InterContinental Hotels Group PLC	73,009	2,134

International Consolidated Airlines Group S.A. *	241,273	1,324

Intertek Group PLC	43,098	2,305

Intu Properties PLC	180,343	938

Invensys PLC	179,897	1,453

Investec PLC	150,185	974

ITV PLC	1,002,338	2,845

J Sainsbury PLC	332,299	2,108

Johnson Matthey PLC	55,359	2,517

Kingfisher PLC	627,697	3,917

Land Securities Group PLC	209,813	3,122

Legal & General Group PLC	1,583,564	5,037

Lloyds Banking Group PLC *	12,354,818	14,740

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

United Kingdom – 18.6% – continued

London Stock Exchange Group PLC	47,143	$1,173

Marks & Spencer Group PLC	431,893	3,473

Meggitt PLC	213,302	1,895

Melrose Industries PLC	334,338	1,622

National Grid PLC	982,748	11,626

Next PLC	43,043	3,599

Old Mutual PLC	1,327,945	4,033

Pearson PLC	221,104	4,500

Persimmon PLC *	80,446	1,414

Petrofac Ltd.	69,522	1,584

Prudential PLC	687,285	12,813

Randgold Resources Ltd.	23,106	1,657

Reckitt Benckiser Group PLC	172,884	12,651

Reed Elsevier PLC	370,751	4,994

Resolution Ltd.	384,502	1,979

Rexam PLC	213,311	1,663

Rio Tinto PLC	339,333	16,619

Rolls-Royce Holdings PLC *	505,233	9,105

Royal Bank of Scotland Group PLC *	579,948	3,371

RSA Insurance Group PLC	958,904	1,877

SABMiller PLC	257,045	13,103

Sage Group (The) PLC	300,758	1,605

Schroders PLC	26,073	1,087

Segro PLC	207,734	1,043

Serco Group PLC	136,591	1,208

Severn Trent PLC	64,752	1,849

Smith & Nephew PLC	241,882	3,020

Smiths Group PLC	105,678	2,392

SSE PLC	257,460	6,149

Standard Chartered PLC	647,802	15,537

Standard Life PLC	627,051	3,507

Subsea 7 S.A.	68,877	1,432

Tate & Lyle PLC	126,893	1,513

Tesco PLC	2,159,807	12,556

Travis Perkins PLC	65,018	1,736

TUI Travel PLC	120,898	719

Tullow Oil PLC	244,957	4,064

Unilever PLC	344,163	13,292

United Utilities Group PLC	185,268	2,073

Vedanta Resources PLC	23,717	416

Vodafone Group PLC	13,015,451	45,895

Weir Group (The) PLC	58,113	2,193

Whitbread PLC	48,573	2,329

William Hill PLC	228,845	1,491

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

United Kingdom – 18.6% – continued

WM Morrison Supermarkets PLC	582,261	$2,640

WPP PLC	349,389	7,193
		639,859
Total Common Stocks (2)
(Cost $2,744,807)		3,330,349

PREFERRED STOCKS – 0.6%

Germany – 0.6%

Bayerische Motoren Werke A.G.	14,705	1,200

Fuchs Petrolub A.G.	9,471	793

Henkel A.G. & Co. KGaA	47,392	4,883

Porsche Automobil Holding S.E.	40,911	3,575

RWE A.G. (Non Voting)	9,242	303

Volkswagen A.G.	38,626	9,105
		19,859
Total Preferred Stocks (2)
(Cost $12,827)		19,859

RIGHTS – 0.0%

Austria – 0.0%

Immoeast A.G. *	63,165	–

Immoeast A.G. *	62,543	–
		–

Spain – 0.0%

Abertis Infraestructuras S.A. *	95,608	93

Banco Bilbao Vizcaya Argentaria S.A. *	1,476,648	202

Banco de Sabadell S.A. *	664,505	132
		427

United Kingdom – 0.0%

Barclays PLC *	782,168	1,021
Total Rights (2)
(Cost $1,497)		1,448

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.9%

iShares MSCI EAFE ETF	312,690	$19,947

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	146,745,379	146,745
Total Investment Companies
(Cost $166,757)		166,692

Total Investments – 102.5%
(Cost $2,925,888)		3,518,348

Liabilities less Other Assets – (2.5)%		(84,594)
NET ASSETS – 100.0%		$3,433,754

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $45,426,000 with net purchases of approximately $101,319,000 during the six months ended September 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Euro Stoxx 50 (Euro)	582	$22,668	Long	12/13	$154
FTSE 100 Index (British Pound)	163	16,996	Long	12/13	(296)
Hang Seng Index (Hong Kong Dollar)	15	2,213	Long	10/13	(38)
Nikkei 225 (Japanese Yen)	28	2,069	Long	12/13	29
SPI 200 (Australian Dollar)	62	7,552	Long	12/13	(64)
Topix Index (Japanese Yen)	32	3,895	Long	12/13	17

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Yen Denominated Nikkei 225 (Japanese Yen)	97	7,172	Long	12/13	$100

Total					$(98)

At September 30, 2013, the International Equity Index Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.3%
British Pound	21.5
Japanese Yen	21.5
Swiss Franc	9.0
Australian Dollar	7.9
All other currencies less than 5%	10.8

Total	100.0%

At September 30, 2013, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	11.2
Energy	6.8
Financials	25.8
Health Care	9.9
Industrials	12.9
Information Technology	4.3
Materials	8.2
Telecommunication Services	5.4
Utilities	3.7

Total	100.0%

At September 30, 2013, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Japanese Yen	455,014	United States Dollar	4,600	12/18/13	$(31)
United States Dollar	695	Australian Dollar	756	12/18/13	7
United States Dollar	600	Australian Dollar	645	12/18/13	(2)
United States Dollar	6,043	British Pound	3,794	12/18/13	95
United States Dollar	1,600	British Pound	998	12/18/13	15
CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	1,000	British Pound	625	12/18/13	$11
United States Dollar	9,055	Euro	6,773	12/18/13	110
United States Dollar	2,200	Euro	1,631	12/18/13	7
United States Dollar	1,400	Euro	1,038	12/18/13	5
United States Dollar	690	Hong Kong Dollar	5,349	12/18/13	–*
United States Dollar	8,180	Japanese Yen	807,407	12/18/13	39
United States Dollar	1,600	Japanese Yen	158,157	12/18/13	10
United States Dollar	230	Singapore Dollar	292	12/18/13	2
United States Dollar	990	Swedish Krona	6,506	12/18/13	20
United States Dollar	1,450	Swiss Franc	1,346	12/18/13	40
United States Dollar	700	Swiss Franc	637	12/18/13	5

Total					$333

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$163	$384,230	$–	$384,393
Consumer Staples	1,459	369,818	–	371,277
Energy	–	230,524	–	230,524
Financials	1,444	846,965	–	848,409
Health Care	–	333,413	–	333,413
Industrials	267	435,426	–	435,693
Information Technology	–	145,293	–	145,293
Materials	–	274,008	–	274,008
Telecommunication Services	–	183,506	–	183,506
Utilities	–	123,833	–	123,833
Preferred Stocks
Consumer Discretionary	–	13,879	–	13,879
Consumer Staples	–	4,883	–	4,883
Materials	–	793	–	793
Utilities	–	304	–	304
Rights
Financials	–	1,355	–	1,355
Industrials	–	93	–	93
Investment Companies	166,692	–	–	166,692
Total Investments	$170,025	$3,348,323	$–	$3,518,348

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$300	$ –	$–	$300
Forward Foreign Currency Exchange Contracts	–	366	–	366
Liabilities
Futures Contracts	(398)	–	–	(398)
Forward Foreign Currency Exchange Contracts	–	(33)	–	(33)
Total Other Financial Instruments	$(98)	$333	$–	$235

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000s)	Reason
Common Stocks
Consumer Discretionary	$155,153	Valuations at last trade with foreign fair value adjustments
Consumer Staples	44,891	Valuations at last trade with foreign fair value adjustments
Energy	8,037	Valuations at last trade with foreign fair value adjustments
Financials	150,284	Valuations at last trade with foreign fair value adjustments
Health Care	41,973	Valuations at last trade with foreign fair value adjustments
Industrials	142,459	Valuations at last trade with foreign fair value adjustments
Information Technology	69,414	Valuations at last trade with foreign fair value adjustments
Materials	45,729	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	37,821	Valuations at last trade with foreign fair value adjustments
Utilities	21,132	Valuations at last trade with foreign fair value adjustments
Total	$716,893

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9%

Advertising – 0.2%

Lamar Advertising Co., Class A *	52,648	$2,476

Aerospace/Defense – 1.4%

Alliant Techsystems, Inc.	25,739	2,511

B/E Aerospace, Inc. *	79,517	5,870

Esterline Technologies Corp. *	25,330	2,024

Exelis, Inc.	152,077	2,389

Triumph Group, Inc.	41,985	2,948
		15,742

Agriculture – 0.1%

Universal Corp.	18,646	950

Airlines – 0.4%

Alaska Air Group, Inc.	56,396	3,532

JetBlue Airways Corp. *	174,934	1,165
		4,697

Apparel – 1.3%

Carter’s, Inc.	47,841	3,630

Deckers Outdoor Corp. *	27,847	1,836

Hanesbrands, Inc.	79,919	4,980

Under Armour, Inc., Class A *	64,716	5,142
		15,588

Auto Manufacturers – 0.3%

Oshkosh Corp. *	70,253	3,441

Banks – 4.2%

Associated Banc-Corp.	134,206	2,079

BancorpSouth, Inc.	67,574	1,347

Bank of Hawaii Corp.	35,909	1,955

Cathay General Bancorp	59,570	1,392

City National Corp.	38,017	2,534

Commerce Bancshares, Inc.	62,197	2,725

Cullen/Frost Bankers, Inc.	42,302	2,984

East West Bancorp, Inc.	111,122	3,550

First Horizon National Corp.	194,145	2,134

FirstMerit Corp.	133,421	2,897

Fulton Financial Corp.	156,691	1,830

Hancock Holding Co.	66,259	2,079

International Bancshares Corp.	46,023	996

Prosperity Bancshares, Inc.	45,282	2,800

Signature Bank *	38,141	3,491

SVB Financial Group *	36,759	3,175

Synovus Financial Corp.	789,438	2,605

TCF Financial Corp.	132,743	1,896

Trustmark Corp.	54,258	1,389

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Banks – 4.2% – continued

Valley National Bancorp	160,956	$1,602

Webster Financial Corp.	72,862	1,860

Westamerica Bancorporation	21,621	1,075
		48,395

Beverages – 0.7%

Green Mountain Coffee Roasters, Inc. *	105,846	7,973

Biotechnology – 0.9%

Bio-Rad Laboratories, Inc., Class A *	16,199	1,904

Charles River Laboratories International, Inc. *	39,593	1,832

Cubist Pharmaceuticals, Inc. *	53,336	3,389

United Therapeutics Corp. *	37,093	2,925
		10,050

Building Materials – 1.5%

Eagle Materials, Inc.	39,994	2,901

Fortune Brands Home & Security, Inc.	133,960	5,577

Lennox International, Inc.	37,059	2,789

Louisiana-Pacific Corp. *	113,233	1,992

Martin Marietta Materials, Inc.	37,313	3,663
		16,922

Chemicals – 2.6%

Albemarle Corp.	65,689	4,135

Ashland, Inc.	58,068	5,370

Cabot Corp.	48,064	2,053

Cytec Industries, Inc.	29,444	2,396

Intrepid Potash, Inc.	44,857	703

Minerals Technologies, Inc.	27,972	1,381

NewMarket Corp.	9,237	2,659

Olin Corp.	64,732	1,493

RPM International, Inc.	107,181	3,880

Sensient Technologies Corp.	40,371	1,933

Valspar (The) Corp.	65,119	4,131
		30,134

Coal – 0.2%

Alpha Natural Resources, Inc. *	177,948	1,061

Arch Coal, Inc.	171,840	706
		1,767

Commercial Services – 6.2%

Aaron’s, Inc.	61,412	1,701

Alliance Data Systems Corp. *	39,346	8,321

Apollo Group, Inc., Class A *	80,413	1,673

Brink’s (The) Co.	38,563	1,091

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Commercial Services – 6.2% – continued

Convergys Corp.	84,336	$1,581

CoreLogic, Inc. *	77,160	2,087

Corporate Executive Board (The) Co.	27,268	1,980

Deluxe Corp.	40,819	1,701

DeVry, Inc.	45,751	1,398

FTI Consulting, Inc. *	32,877	1,243

Gartner, Inc. *	75,193	4,512

Global Payments, Inc.	60,985	3,115

HMS Holdings Corp. *	70,858	1,524

Leidos Holdings, Inc.	58,783	2,676

Lender Processing Services, Inc.	68,875	2,292

Manpowergroup, Inc.	63,174	4,595

Matthews International Corp., Class A	22,329	850

Monster Worldwide, Inc. *	91,315	404

Rent-A-Center, Inc.	43,203	1,646

Rollins, Inc.	52,289	1,386

RR Donnelley & Sons Co.	146,734	2,318

Science Applications International Corp. *	33,590	1,134

SEI Investments Co.	116,830	3,611

Service Corp. International	170,941	3,183

Sotheby’s	55,177	2,711

Towers Watson & Co., Class A	51,939	5,555

TravelCenters of America LLC - (Fractional Shares) *	80,000	–

United Rentals, Inc. *	75,444	4,398

Valassis Communications, Inc.	30,368	877

WEX, Inc. *	31,353	2,751
		72,314

Computers – 2.8%

3D Systems Corp. *	76,265	4,118

Cadence Design Systems, Inc. *	229,196	3,094

Diebold, Inc.	51,935	1,525

DST Systems, Inc.	24,313	1,833

Jack Henry & Associates, Inc.	68,639	3,542

Lexmark International, Inc., Class A	50,812	1,677

Mentor Graphics Corp.	77,708	1,816

MICROS Systems, Inc. *	61,844	3,088

NCR Corp. *	133,949	5,306

Riverbed Technology, Inc. *	132,568	1,934

Synopsys, Inc.*	124,637	4,699
		32,632

Distribution/Wholesale – 1.6%

Arrow Electronics, Inc. *	80,857	3,924

Ingram Micro, Inc., Class A*	123,277	2,842

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Distribution/Wholesale – 1.6% – continued

LKQ Corp. *	242,254	$7,718

Owens & Minor, Inc.	51,032	1,765

Watsco, Inc.	21,719	2,047
		18,296

Diversified Financial Services – 2.3%

Affiliated Managers Group, Inc. *	42,655	7,791

CBOE Holdings, Inc.	70,774	3,201

Eaton Vance Corp.	97,885	3,801

Federated Investors, Inc., Class B	76,344	2,074

Greenhill & Co., Inc.	21,194	1,057

Janus Capital Group, Inc.	120,724	1,027

Raymond James Financial, Inc.	99,327	4,139

Waddell & Reed Financial, Inc., Class A	69,138	3,559
		26,649

Electric – 3.3%

Alliant Energy Corp.	89,474	4,433

Black Hills Corp.	36,115	1,801

Cleco Corp.	48,900	2,193

Great Plains Energy, Inc.	123,975	2,752

Hawaiian Electric Industries, Inc.	79,912	2,006

IDACORP, Inc.	40,733	1,972

MDU Resources Group, Inc.	152,370	4,262

National Fuel Gas Co.	67,486	4,640

NV Energy, Inc.	190,172	4,490

OGE Energy Corp.	160,020	5,775

PNM Resources, Inc.	64,139	1,451

Westar Energy, Inc.	102,421	3,139
		38,914

Electrical Components & Equipment – 1.2%

Acuity Brands, Inc.	34,564	3,181

Energizer Holdings, Inc.	50,256	4,581

General Cable Corp.	40,311	1,280

Hubbell, Inc., Class B	43,561	4,562
		13,604

Electronics – 2.4%

Avnet, Inc.	110,696	4,617

Gentex Corp.	116,430	2,979

Itron, Inc. *	31,274	1,339

Mettler-Toledo International, Inc. *	24,168	5,803

National Instruments Corp.	78,565	2,430

Tech Data Corp. *	30,468	1,521

Trimble Navigation Ltd. *	207,204	6,156

Vishay Intertechnology, Inc. *	106,596	1,374

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Electronics – 2.4% – continued

Woodward, Inc.	48,857	$1,995
		28,214

Engineering & Construction – 0.9%

AECOM Technology Corp. *	81,361	2,544

Granite Construction, Inc.	29,053	889

KBR, Inc.	119,468	3,899

URS Corp.	60,255	3,239
		10,571

Entertainment – 0.7%

Bally Technologies, Inc. *	31,392	2,262

Cinemark Holdings, Inc.	83,792	2,659

DreamWorks Animation SKG, Inc., Class A *	57,690	1,642

International Speedway Corp., Class A	22,496	727

Scientific Games Corp., Class A *	39,130	633
		7,923

Environmental Control – 0.7%

Clean Harbors, Inc. *	44,511	2,611

Mine Safety Appliances Co.	25,477	1,315

Waste Connections, Inc.	99,643	4,525
		8,451

Food – 2.0%

Dean Foods Co. *	75,817	1,463

Flowers Foods, Inc.	141,200	3,027

Harris Teeter Supermarkets, Inc.	39,923	1,964

Hillshire Brands Co.	99,325	3,053

Ingredion, Inc.	62,577	4,141

Lancaster Colony Corp.	15,656	1,226

Post Holdings, Inc. *	26,382	1,065

SUPERVALU, Inc. *	158,670	1,306

Tootsie Roll Industries, Inc.	16,558	510

United Natural Foods, Inc. *	39,799	2,675

WhiteWave Foods Co., Class A *	139,686	2,790
		23,220

Forest Products & Paper – 0.2%

Domtar Corp.	26,345	2,092

Gas – 1.2%

Atmos Energy Corp.	73,151	3,115

Questar Corp.	141,369	3,179

UGI Corp.	92,071	3,603

Vectren Corp.	66,466	2,217

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Gas – 1.2% – continued

WGL Holdings, Inc.	41,725	$1,782
		13,896

Hand/Machine Tools – 0.8%

Kennametal, Inc.	62,914	2,869

Lincoln Electric Holdings, Inc.	66,412	4,425

Regal-Beloit Corp.	36,366	2,470
		9,764

Healthcare – Products – 3.3%

Cooper (The) Cos., Inc.	39,506	5,124

Henry Schein, Inc. *	69,798	7,238

Hill-Rom Holdings, Inc.	47,094	1,687

Hologic, Inc. *	218,267	4,507

IDEXX Laboratories, Inc. *	42,409	4,226

Masimo Corp.	41,587	1,108

ResMed, Inc.	114,653	6,056

STERIS Corp.	47,755	2,052

Techne Corp.	26,757	2,142

Teleflex, Inc.	33,194	2,731

Thoratec Corp. *	46,431	1,731
		38,602

Healthcare – Services – 2.2%

Community Health Systems, Inc.	76,508	3,175

Covance, Inc. *	45,109	3,900

Health Management Associates, Inc., Class A *	210,020	2,688

Health Net, Inc. *	64,266	2,037

LifePoint Hospitals, Inc. *	38,350	1,788

MEDNAX, Inc. *	40,850	4,102

Universal Health Services, Inc., Class B	72,107	5,408

WellCare Health Plans, Inc. *	35,146	2,451
		25,549

Home Builders – 1.0%

KB Home	66,925	1,206

MDC Holdings, Inc.	31,745	953

NVR, Inc. *	3,439	3,161

Thor Industries, Inc.	35,955	2,087

Toll Brothers, Inc. *	122,662	3,978
		11,385

Home Furnishings – 0.2%

Tempur Sealy International, Inc. *	48,898	2,150

Household Products/Wares – 1.4%

Church & Dwight Co., Inc.	111,838	6,716

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Household Products/Wares – 1.4% – continued

Jarden Corp. *	95,423	$4,619

Scotts Miracle-Gro (The) Co., Class A	35,455	1,951

Tupperware Brands Corp.	41,731	3,604
		16,890

Insurance – 4.8%

Alleghany Corp. *	13,578	5,562

American Financial Group, Inc.	57,417	3,104

Arthur J Gallagher & Co.	103,049	4,498

Aspen Insurance Holdings Ltd.	54,549	1,980

Brown & Brown, Inc.	95,869	3,077

Everest Re Group Ltd.	39,247	5,707

Fidelity National Financial, Inc., Class A	174,334	4,637

First American Financial Corp.	86,693	2,111

Hanover Insurance Group (The), Inc.	35,334	1,955

HCC Insurance Holdings, Inc.	80,749	3,538

Kemper Corp.	42,200	1,418

Mercury General Corp.	29,446	1,423

Old Republic International Corp.	194,876	3,001

Primerica, Inc.	44,108	1,779

Protective Life Corp.	63,323	2,694

Reinsurance Group of America, Inc.	57,286	3,838

StanCorp Financial Group, Inc.	35,926	1,977

WR Berkley Corp.	88,444	3,791
		56,090

Internet – 1.6%

AOL, Inc. *	61,996	2,144

Equinix, Inc. *	39,833	7,315

Rackspace Hosting, Inc. *	91,949	4,851

TIBCO Software, Inc. *	123,298	3,155

ValueClick, Inc. *	56,667	1,182
		18,647

Investment Companies – 0.1%

Apollo Investment Corp.	181,283	1,477

Iron/Steel – 1.0%

Carpenter Technology Corp.	42,670	2,479

Commercial Metals Co.	94,339	1,599

Reliance Steel & Aluminum Co.	62,127	4,552

Steel Dynamics, Inc.	178,144	2,977
		11,607

Leisure Time – 0.8%

Life Time Fitness, Inc. *	31,621	1,628

Polaris Industries, Inc.	51,698	6,678

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Leisure Time – 0.8% – continued

WMS Industries, Inc. *	44,629	$1,158
		9,464

Machinery – Construction & Mining – 0.3%

Terex Corp. *	89,826	3,018

Machinery – Diversified – 1.9%

AGCO Corp.	73,067	4,415

Graco, Inc.	49,516	3,667

IDEX Corp.	65,979	4,305

Nordson Corp.	48,722	3,588

Wabtec Corp.	77,700	4,885

Zebra Technologies Corp., Class A *	40,945	1,864
		22,724

Media – 1.0%

AMC Networks, Inc., Class A *	47,836	3,276

FactSet Research Systems, Inc.	32,546	3,551

John Wiley & Sons, Inc., Class A	37,397	1,784

Meredith Corp.	29,868	1,422

New York Times (The) Co., Class A *	101,306	1,273

Scholastic Corp.	20,427	585
		11,891

Metal Fabrication/Hardware – 0.7%

Timken Co.	64,411	3,890

Valmont Industries, Inc.	21,608	3,002

Worthington Industries, Inc.	42,873	1,476
		8,368

Mining – 0.4%

Compass Minerals International, Inc.	26,999	2,059

Royal Gold, Inc.	52,492	2,555
		4,614

Miscellaneous Manufacturing – 2.2%

Aptargroup, Inc.	53,631	3,225

Carlisle Cos., Inc.	51,486	3,619

CLARCOR, Inc.	40,244	2,235

Crane Co.	39,360	2,427

Donaldson Co., Inc.	109,120	4,161

Harsco Corp.	65,088	1,620

ITT Corp.	72,878	2,620

SPX Corp.	36,590	3,097

Trinity Industries, Inc.	63,398	2,875
		25,879

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Office Furnishings – 0.2%

Herman Miller, Inc.	47,396	$1,383

HNI Corp.	36,518	1,321
		2,704

Oil & Gas – 2.9%

Atwood Oceanics, Inc. *	46,461	2,557

Bill Barrett Corp. *	39,119	982

Cimarex Energy Co.	69,821	6,731

Energen Corp.	58,295	4,453

HollyFrontier Corp.	161,222	6,789

Murphy USA, Inc. *	35,539	1,436

Patterson-UTI Energy, Inc.	118,906	2,542

Rosetta Resources, Inc. *	49,348	2,688

SM Energy Co.	54,025	4,170

Unit Corp. *	35,384	1,645
		33,993

Oil & Gas Services – 2.2%

CARBO Ceramics, Inc.	16,020	1,588

Dresser-Rand Group, Inc. *	61,554	3,841

Dril-Quip, Inc. *	32,759	3,759

Helix Energy Solutions Group, Inc. *	79,351	2,013

Oceaneering International, Inc.	87,324	7,094

Oil States International, Inc. *	44,517	4,606

Superior Energy Services, Inc. *	128,766	3,224
		26,125

Packaging & Containers – 1.4%

Greif, Inc., Class A	24,710	1,212

Packaging Corp. of America	79,342	4,530

Rock Tenn Co., Class A	58,086	5,882

Silgan Holdings, Inc.	35,282	1,658

Sonoco Products Co.	80,709	3,143
		16,425

Pharmaceuticals – 1.4%

Endo Health Solutions, Inc. *	92,181	4,188

Mallinckrodt PLC *	46,512	2,051

Omnicare, Inc.	83,532	4,636

Salix Pharmaceuticals Ltd. *	49,775	3,329

VCA Antech, Inc. *	71,804	1,972
		16,176

Real Estate – 0.4%

Alexander & Baldwin, Inc. *	34,874	1,256

Jones Lang LaSalle, Inc.	35,858	3,131
		4,387

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Real Estate Investment Trusts – 8.7%

Alexandria Real Estate Equities, Inc.	57,659	$3,682

American Campus Communities, Inc.	84,566	2,888

BioMed Realty Trust, Inc.	155,085	2,883

BRE Properties, Inc.	62,278	3,161

Camden Property Trust	68,823	4,228

Corporate Office Properties Trust	70,458	1,628

Corrections Corp. of America	93,381	3,226

Duke Realty Corp.	262,314	4,050

Equity One, Inc.	50,950	1,114

Essex Property Trust, Inc.	30,698	4,534

Extra Space Storage, Inc.	85,614	3,917

Federal Realty Investment Trust	53,030	5,380

Highwoods Properties, Inc.	72,504	2,560

Home Properties, Inc.	45,910	2,651

Hospitality Properties Trust	112,746	3,191

Kilroy Realty Corp.	65,550	3,274

Liberty Property Trust	115,294	4,104

Mack-Cali Realty Corp.	71,008	1,558

National Retail Properties, Inc.	97,797	3,112

Omega Healthcare Investors, Inc.	94,542	2,824

Potlatch Corp.	32,759	1,300

Rayonier, Inc.	101,806	5,665

Rayonier, Inc. – (Fractional Shares) *	50,000	–

Realty Income Corp.	158,322	6,293

Regency Centers Corp.	74,470	3,601

Senior Housing Properties Trust	151,801	3,543

SL Green Realty Corp.	74,241	6,596

Taubman Centers, Inc.	51,525	3,468

UDR, Inc.	202,396	4,797

Weingarten Realty Investors	90,512	2,655
		101,883

Retail – 6.1%

Advance Auto Parts, Inc.	58,837	4,865

Aeropostale, Inc. *	62,933	592

American Eagle Outfitters, Inc.	136,944	1,916

ANN, Inc. *	37,047	1,342

Ascena Retail Group, Inc. *	102,066	2,034

Big Lots, Inc. *	47,067	1,746

Bob Evans Farms, Inc.	21,971	1,258

Brinker International, Inc.	53,468	2,167

Cabela’s, Inc. *	37,604	2,370

Cheesecake Factory (The), Inc.	40,068	1,761

Chico’s FAS, Inc.	129,306	2,154

Copart, Inc. *	90,113	2,865

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Retail – 6.1% – continued

CST Brands, Inc.	48,844	$1,456

Dick’s Sporting Goods, Inc.	82,094	4,382

Domino’s Pizza, Inc.	44,879	3,049

Foot Locker, Inc.	119,580	4,059

Guess?, Inc.	47,737	1,425

HSN, Inc.	27,054	1,451

MSC Industrial Direct Co., Inc., Class A	38,881	3,163

Office Depot, Inc. *	193,627	935

Panera Bread Co., Class A *	22,623	3,586

Regis Corp.	35,060	515

Saks, Inc. *	82,445	1,314

Signet Jewelers Ltd.	65,024	4,659

Tractor Supply Co.	112,718	7,571

Wendy’s (The) Co.	228,565	1,938

Williams-Sonoma, Inc.	71,878	4,039

World Fuel Services Corp.	58,754	2,192
		70,804

Savings & Loans – 0.9%

Astoria Financial Corp.	67,493	839

First Niagara Financial Group, Inc.	285,697	2,963

New York Community Bancorp, Inc.	355,910	5,378

Washington Federal, Inc.	83,333	1,723
		10,903

Semiconductors – 2.3%

Advanced Micro Devices, Inc. *	493,939	1,877

Atmel Corp. *	345,699	2,572

Cree, Inc. *	96,937	5,835

Cypress Semiconductor Corp. *	110,804	1,035

Fairchild Semiconductor International, Inc. *	102,984	1,431

Integrated Device Technology, Inc. *	110,017	1,036

International Rectifier Corp. *	57,095	1,414

Intersil Corp., Class A	103,016	1,157

Rovi Corp. *	81,492	1,562

Semtech Corp. *	54,921	1,647

Silicon Laboratories, Inc. *	31,710	1,354

Skyworks Solutions, Inc. *	151,382	3,760

SunEdison, Inc. *	194,489	1,550
		26,230

Shipbuilding – 0.2%

Huntington Ingalls Industries, Inc.	40,099	2,703

Software – 3.8%

ACI Worldwide, Inc. *	31,977	1,729

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Software – 3.8% – continued

Acxiom Corp. *	59,744	$1,696

Advent Software, Inc.	33,308	1,057

Allscripts Healthcare Solutions, Inc. *	127,882	1,902

ANSYS, Inc. *	74,605	6,455

Broadridge Financial Solutions, Inc.	95,779	3,041

CommVault Systems, Inc. *	35,454	3,114

Compuware Corp.	173,238	1,940

Concur Technologies, Inc. *	37,987	4,198

Fair Isaac Corp.	28,359	1,568

Informatica Corp. *	87,351	3,404

ManTech International Corp., Class A	19,475	560

MSCI, Inc. *	97,624	3,930

PTC, Inc. *	96,514	2,744

SolarWinds, Inc. *	52,953	1,857

Solera Holdings, Inc.	55,523	2,935

VeriFone Systems, Inc. *	88,165	2,015
		44,145

Telecommunications – 1.5%

ADTRAN, Inc.	46,945	1,251

Ciena Corp. *	83,248	2,080

InterDigital, Inc.	33,276	1,242

NeuStar, Inc., Class A *	51,748	2,560

Plantronics, Inc.	35,381	1,629

Polycom, Inc. *	136,584	1,492

RF Micro Devices, Inc. *	227,177	1,281

Telephone & Data Systems, Inc.	79,728	2,356

tw telecom, Inc. *	117,589	3,512
		17,403

Textiles – 0.5%

Mohawk Industries, Inc. *	49,156	6,403

Transportation – 1.9%

Con-way, Inc.	45,586	1,964

Genesee & Wyoming, Inc., Class A *	34,480	3,206

JB Hunt Transport Services, Inc.	73,702	5,375

Kirby Corp. *	45,849	3,968

Landstar System, Inc.	36,852	2,063

Matson, Inc.	34,240	898

Tidewater, Inc.	39,986	2,371

UTi Worldwide, Inc.	73,543	1,111

Werner Enterprises, Inc.	37,113	866
		21,822

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Trucking & Leasing – 0.2%

GATX Corp.	37,245	$1,770

Water – 0.3%

Aqua America, Inc.	142,385	3,521
Total Common Stocks
(Cost $863,841)		1,140,427

INVESTMENT COMPANIES – 2.3%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	26,480,557	26,480
Total Investment Companies
(Cost $26,480)		26,480

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.08%, 10/17/13 (3)	$2,115	$2,115
Total Short-Term Investments
(Cost $2,115)		2,115
Total Investments – 100.4%
(Cost $892,436)		1,169,022

Liabilities less Other Assets – (0.4)%		(4,079)
NET ASSETS – 100.0%		$1,164,943

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $27,001,000 with net sales of approximately $521,000 during the six months ended September 30, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400	200	$24,812	Long	12/13	$339

At September 30, 2013, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.1%
Consumer Staples	3.8
Energy	5.7
Financials	22.6
Health Care	8.9
Industrials	16.2
Information Technology	16.3
Materials	7.0
Telecommunication Services	0.5
Utilities	4.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013.

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$1,140,427	(1)	$–	$–	$1,140,427
Investment Companies	26,480		–	–	26,480
Short-Term Investments	–		2,115	–	2,115
Total Investments	$1,166,907		$2,115	$–	$1,169,022

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$339		$–	$–	$339

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6%

Advertising – 0.1%

Harte-Hanks, Inc.	24,170	$213

Marchex, Inc., Class B	12,064	88

Marin Software, Inc. *	5,161	65

MDC Partners, Inc., Class A	13,973	391

Millennial Media, Inc. *	19,843	140

ValueVision Media, Inc., Class A *	22,100	96
		993

Aerospace/Defense – 1.4%

AAR Corp.	21,934	599

Aerovironment, Inc. *	10,409	240

API Technologies Corp. *	19,610	57

Astronics Corp. *	6,960	346

Cubic Corp.	10,958	588

Curtiss-Wright Corp.	26,047	1,223

Ducommun, Inc. *	5,956	171

Erickson Air-Crane, Inc. *	2,118	33

Esterline Technologies Corp. *	17,380	1,388

GenCorp, Inc. *	33,656	540

HEICO Corp.	29,547	2,002

Innovative Solutions & Support, Inc.	7,070	56

Kaman Corp.	14,976	567

Kratos Defense & Security Solutions, Inc. *	24,706	205

LMI Aerospace, Inc. *	5,829	78

M/A-COM Technology Solutions Holdings, Inc. *	5,957	101

Moog, Inc., Class A *	25,157	1,476

National Presto Industries, Inc.	2,606	184

Orbital Sciences Corp. *	33,459	709

Teledyne Technologies, Inc. *	20,729	1,761
		12,324

Agriculture – 0.3%

Alico, Inc.	1,631	67

Alliance One International, Inc. *	48,533	141

Andersons (The), Inc.	10,346	723

Griffin Land & Nurseries, Inc.	1,373	44

Limoneira Co.	5,391	139

Tejon Ranch Co. *	7,597	235

Universal Corp.	12,904	657

Vector Group Ltd.	35,037	564
		2,570

Airlines – 0.7%

Allegiant Travel Co.	8,333	878

Hawaiian Holdings, Inc. *	29,379	219

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Airlines – 0.7% – continued

JetBlue Airways Corp. *	128,769	$858

Republic Airways Holdings, Inc. *	27,151	323

SkyWest, Inc.	29,093	422

Spirit Airlines, Inc. *	33,543	1,149

US Airways Group, Inc. *	106,812	2,025
		5,874

Apparel – 1.0%

American Apparel, Inc. *	32,524	42

Columbia Sportswear Co.	7,066	426

Crocs, Inc. *	48,733	663

G-III Apparel Group Ltd. *	9,327	509

Iconix Brand Group, Inc. *	31,768	1,055

Jones Group (The), Inc.	44,249	664

Maidenform Brands, Inc. *	13,016	306

Oxford Industries, Inc.	7,542	513

Perry Ellis International, Inc.	7,016	132

Quiksilver, Inc. *	73,805	519

R.G. Barry Corp.	5,622	106

Skechers U.S.A., Inc., Class A *	21,514	669

Steven Madden Ltd. *	22,309	1,201

Unifi, Inc. *	8,491	199

Weyco Group, Inc.	3,520	100

Wolverine World Wide, Inc.	27,927	1,626
		8,730

Auto Manufacturers – 0.1%

Wabash National Corp. *	38,042	444

Auto Parts & Equipment – 1.1%

Accuride Corp. *	22,520	116

American Axle & Manufacturing Holdings, Inc. *	37,611	742

Commercial Vehicle Group, Inc. *	12,971	103

Cooper Tire & Rubber Co.	35,227	1,085

Dana Holding Corp.	81,728	1,867

Dorman Products, Inc.	13,967	692

Douglas Dynamics, Inc.	12,076	178

Federal-Mogul Corp. *	10,155	171

Fuel Systems Solutions, Inc. *	7,593	149

Gentherm, Inc. *	18,763	358

Meritor, Inc. *	54,735	430

Miller Industries, Inc.	6,287	107

Modine Manufacturing Co. *	26,070	381

Remy International, Inc.	7,853	159

Spartan Motors, Inc.	18,634	113

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Auto Parts & Equipment – 1.1% – continued

Standard Motor Products, Inc.	11,183	$360

Superior Industries International, Inc.	13,053	233

Tenneco, Inc. *	33,844	1,709

Titan International, Inc.	29,605	433

Tower International, Inc. *	3,269	65
		9,451

Banks – 6.7%

1st Source Corp.	8,599	231

1st United Bancorp, Inc.	17,547	129

Access National Corp.	4,268	61

American National Bankshares, Inc.	4,418	102

Ameris Bancorp *	13,619	250

Ames National Corp.	5,234	119

Arrow Financial Corp.	5,891	150

Bancfirst Corp.	3,892	210

Banco Latinoamericano de Comercio Exterior S.A., Class E	16,217	404

Bancorp (The), Inc. *	18,651	330

BancorpSouth, Inc.	52,856	1,054

Bank of Kentucky Financial Corp.	3,445	94

Bank of Marin Bancorp	3,106	129

Bank of the Ozarks, Inc.	17,255	828

Banner Corp.	10,733	410

Bar Harbor Bankshares	2,199	81

BBCN Bancorp, Inc.	44,223	609

BNC Bancorp	10,294	137

Boston Private Financial Holdings, Inc.	44,401	493

Bridge Bancorp, Inc.	5,171	111

Bridge Capital Holdings *	5,415	92

Bryn Mawr Bank Corp.	7,584	205

C&F Financial Corp.	1,769	86

Camden National Corp.	4,285	175

Capital Bank Financial Corp., Class A *	13,932	306

Capital City Bank Group, Inc. *	7,008	83

Cardinal Financial Corp.	17,147	283

Cascade Bancorp *	4,235	25

Cass Information Systems, Inc.	5,683	303

Cathay General Bancorp	43,671	1,021

Center Bancorp, Inc.	6,602	94

Centerstate Banks, Inc.	16,431	159

Central Pacific Financial Corp.	11,820	209

Century Bancorp, Inc., Class A	1,978	66

Chemical Financial Corp.	15,460	432

Chemung Financial Corp.	2,021	70

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Banks – 6.7% – continued

Citizens & Northern Corp.	6,705	$134

City Holding Co.	8,749	378

CNB Financial Corp.	7,119	121

CoBiz Financial, Inc.	19,289	186

Columbia Banking System, Inc.	28,344	700

Community Bank System, Inc.	22,187	757

Community Trust Bancorp, Inc.	7,747	314

CommunityOne Bancorp *	6,037	60

ConnectOne Bancorp, Inc. *	957	34

CU Bancorp *	5,272	96

Customers Bancorp, Inc. *	11,216	181

CVB Financial Corp.	50,828	687

Eagle Bancorp, Inc. *	12,573	356

Enterprise Bancorp, Inc.	4,067	77

Enterprise Financial Services Corp.	10,327	173

Farmers Capital Bank Corp. *	4,191	92

Fidelity Southern Corp.	5,809	89

Financial Institutions, Inc.	7,573	155

First BanCorp *	40,134	228

First Bancorp	11,051	160

First Bancorp, Inc.	5,359	90

First Busey Corp.	40,711	212

First Commonwealth Financial Corp.	54,789	416

First Community Bancshares, Inc.	10,041	164

First Connecticut Bancorp, Inc.	9,200	135

First Financial Bancorp	31,809	483

First Financial Bankshares, Inc.	17,494	1,029

First Financial Corp.	6,258	198

First Financial Holdings, Inc.	13,395	739

First Interstate Bancsystem, Inc.	9,917	239

First Merchants Corp.	15,862	275

First Midwest Bancorp, Inc.	41,781	631

First NBC Bank Holding Co. *	2,340	57

First of Long Island (The) Corp.	4,299	167

First Security Group, Inc. *	35,095	73

FirstMerit Corp.	92,347	2,005

FNB Corp.	80,550	977

Franklin Financial Corp.	6,047	115

German American Bancorp, Inc.	7,072	178

Glacier Bancorp, Inc.	39,958	987

Great Southern Bancorp, Inc.	5,653	160

Guaranty Bancorp	8,270	113

Hampton Roads Bankshares, Inc. *	18,964	27

Hancock Holding Co.	47,216	1,482

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Banks – 6.7% – continued

Hanmi Financial Corp.	17,792	$295

Heartland Financial USA, Inc.	8,271	230

Heritage Commerce Corp.	12,390	95

Heritage Financial Corp.	8,188	127

Heritage Oaks Bancorp *	11,307	72

Home BancShares, Inc.	25,049	761

Horizon Bancorp	4,875	114

Hudson Valley Holding Corp.	9,126	171

Iberiabank Corp.	16,512	856

Independent Bank Corp.	12,513	447

Independent Bank Group, Inc.	2,129	77

International Bancshares Corp.	29,437	637

Intervest Bancshares Corp. *	10,050	80

Lakeland Bancorp, Inc.	17,177	193

Lakeland Financial Corp.	9,085	297

LCNB Corp.	3,405	67

Macatawa Bank Corp. *	13,332	72

MainSource Financial Group, Inc.	11,328	172

MB Financial, Inc.	30,526	862

Mercantile Bank Corp.	4,773	104

Merchants Bancshares, Inc.	3,145	91

Metro Bancorp, Inc. *	7,938	167

MetroCorp Bancshares, Inc.	8,945	123

Middleburg Financial Corp.	3,126	60

MidSouth Bancorp, Inc.	4,735	73

MidWestOne Financial Group, Inc.	3,789	97

National Bankshares, Inc.	3,928	141

National Penn Bancshares, Inc.	64,770	651

NBT Bancorp, Inc.	24,024	552

NewBridge Bancorp *	14,189	103

Northrim BanCorp, Inc.	3,533	85

OFG Bancorp	25,490	413

Old National Bancorp	56,049	796

OmniAmerican Bancorp, Inc. *	6,494	159

Pacific Continental Corp.	9,647	126

PacWest Bancorp	21,300	732

Palmetto Bancshares, Inc. *	2,505	33

Park National Corp.	6,449	510

Park Sterling Corp.	24,326	156

Peapack Gladstone Financial Corp.	5,050	94

Penns Woods Bancorp, Inc.	2,274	113

Peoples Bancorp, Inc.	6,084	127

Pinnacle Financial Partners, Inc. *	19,582	584

Preferred Bank *	6,545	116

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Banks – 6.7% – continued

PrivateBancorp, Inc.	35,932	$769

Prosperity Bancshares, Inc.	33,650	2,081

Renasant Corp.	16,853	458

Republic Bancorp, Inc., Class A	5,428	150

S&T Bancorp, Inc.	16,417	398

S.Y. Bancorp, Inc.	7,841	222

Sandy Spring Bancorp, Inc.	13,898	323

Seacoast Banking Corp. of Florida *	42,760	93

Sierra Bancorp	6,679	105

Simmons First National Corp., Class A	9,257	288

Southside Bancshares, Inc.	9,959	267

Southwest Bancorp, Inc. *	10,933	162

State Bank Financial Corp.	17,839	283

StellarOne Corp.	12,762	287

Sterling Bancorp	16,884	232

Sterling Financial Corp.	19,082	547

Suffolk Bancorp *	6,494	115

Sun Bancorp, Inc. *	22,477	86

Susquehanna Bancshares, Inc.	103,676	1,301

Taylor Capital Group, Inc. *	9,710	215

Texas Capital Bancshares, Inc. *	22,675	1,042

Tompkins Financial Corp.	8,119	375

TowneBank	14,789	213

Trico Bancshares	8,932	203

Tristate Capital Holdings, Inc. *	3,682	47

TrustCo Bank Corp. NY	52,994	316

Trustmark Corp.	37,165	951

UMB Financial Corp.	19,833	1,078

Umpqua Holdings Corp.	62,057	1,007

Union First Market Bankshares Corp.	11,270	263

United Bankshares, Inc.	28,110	815

United Community Banks, Inc. *	23,894	358

Univest Corp. of Pennsylvania	9,374	177

VantageSouth Bancshares, Inc. *	6,766	36

ViewPoint Financial Group, Inc.	22,444	464

Virginia Commerce Bancorp, Inc. *	15,109	235

Walker & Dunlop, Inc. *	9,249	147

Washington Banking Co.	8,701	122

Washington Trust Bancorp, Inc.	8,048	253

Webster Financial Corp.	50,212	1,282

WesBanco, Inc.	14,481	431

West Bancorporation, Inc.	8,769	121

Westamerica Bancorporation	14,942	743

Western Alliance Bancorp *	41,266	781

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Banks – 6.7% – continued

Wilshire Bancorp, Inc.	35,165	$288

Wintrust Financial Corp.	20,554	844

Yadkin Financial Corp. *	8,074	139
		58,415

Beverages – 0.2%

Boston Beer (The) Co., Inc., Class A *	4,590	1,121

Coca-Cola Bottling Co. Consolidated	2,560	160

Craft Brew Alliance, Inc. *	5,462	74

Farmer Bros. Co. *	3,008	45

National Beverage Corp.	6,392	114
		1,514

Biotechnology – 2.7%

Acceleron Pharma, Inc. *	721	16

Acorda Therapeutics, Inc. *	22,677	777

Aegerion Pharmaceuticals, Inc. *	16,055	1,376

Alnylam Pharmaceuticals, Inc. *	32,370	2,072

AMAG Pharmaceuticals, Inc. *	12,078	259

Arena Pharmaceuticals, Inc. *	121,094	638

Arqule, Inc. *	32,735	76

Astex Pharmaceuticals, Inc. *	52,843	448

BIND Therapeutics, Inc. *	609	9

Biotime, Inc. *	21,971	84

Bluebird Bio, Inc. *	3,798	102

Cambrex Corp. *	16,756	221

Cell Therapeutics, Inc. *	63,327	104

Celldex Therapeutics, Inc. *	45,111	1,598

Cellular Dynamics International, Inc. *	2,138	39

Chelsea Therapeutics International Ltd. *	37,704	114

Coronado Biosciences, Inc. *	12,667	89

Curis, Inc. *	44,470	198

Cytokinetics, Inc. *	13,923	106

Dendreon Corp. *	87,573	257

Dynavax Technologies Corp. *	103,598	124

Emergent Biosolutions, Inc. *	15,462	295

Enzon Pharmaceuticals, Inc.	21,906	37

Epizyme, Inc. *	3,321	133

Exact Sciences Corp. *	39,501	467

Exelixis, Inc. *	103,948	605

Fibrocell Science, Inc. *	9,475	42

Foundation Medicine, Inc. *	39	2

Galena Biopharma, Inc. *	46,903	106

Geron Corp. *	70,733	237

GTx, Inc. *	14,006	28

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Biotechnology – 2.7% – continued

Halozyme Therapeutics, Inc. *	50,104	$553

Harvard Bioscience, Inc. *	14,819	78

ImmunoGen, Inc. *	47,219	804

Immunomedics, Inc. *	41,264	255

Insmed, Inc. *	19,232	300

Intercept Pharmaceuticals, Inc. *	3,528	244

InterMune, Inc. *	45,485	699

Intrexon Corp. *	6,394	151

KYTHERA Biopharmaceuticals, Inc. *	5,731	262

Lexicon Pharmaceuticals, Inc. *	127,752	303

Ligand Pharmaceuticals, Inc., Class B *	9,968	431

Marrone Bio Innovations, Inc. *	3,037	51

Medicines (The) Co. *	35,118	1,177

MEI Pharma, Inc. *	5,400	61

Merrimack Pharmaceuticals, Inc. *	51,074	194

Momenta Pharmaceuticals, Inc. *	26,809	386

Nanosphere, Inc. *	23,599	47

NeoGenomics, Inc. *	18,484	55

NewLink Genetics Corp. *	9,491	178

Novavax, Inc. *	76,068	240

NPS Pharmaceuticals, Inc. *	55,919	1,779

Omeros Corp. *	16,772	164

OncoGenex Pharmaceutical, Inc. *	8,113	75

OncoMed Pharmaceuticals, Inc. *	2,614	40

Onconova Therapeutics, Inc. *	3,303	87

OvaScience, Inc. *	5,038	50

Pacific Biosciences of California, Inc. *	25,820	143

PDL BioPharma, Inc.	78,749	628

Peregrine Pharmaceuticals, Inc. *	77,063	109

Prothena Corp. PLC *	6,673	135

PTC Therapeutics, Inc. *	5,343	115

Puma Biotechnology, Inc. *	12,447	668

Repligen Corp. *	17,838	198

Rigel Pharmaceuticals, Inc. *	47,803	171

RTI Surgical, Inc. *	30,454	114

Sangamo Biosciences, Inc. *	33,908	355

Sequenom, Inc. *	64,012	171

Spectrum Pharmaceuticals, Inc.	34,298	288

Stemline Therapeutics, Inc. *	5,142	233

Sunesis Pharmaceuticals, Inc. *	17,403	86

Verastem, Inc. *	8,110	101

Vical, Inc. *	43,759	55

XOMA Corp. *	35,179	158

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Biotechnology – 2.7% – continued

ZIOPHARM Oncology, Inc. *	37,769	$149
		23,200

Building Materials – 1.1%

AAON, Inc.	15,455	410

Apogee Enterprises, Inc.	16,148	479

Boise Cascade Co. *	6,825	184

Builders FirstSource, Inc. *	24,924	147

Comfort Systems USA, Inc.	20,627	347

Drew Industries, Inc.	12,850	585

Gibraltar Industries, Inc. *	17,125	244

Griffon Corp.	24,770	311

Headwaters, Inc. *	41,283	371

Louisiana-Pacific Corp. *	77,521	1,364

LSI Industries, Inc.	12,126	102

NCI Building Systems, Inc. *	11,662	149

Nortek, Inc. *	4,921	338

Patrick Industries, Inc. *	3,755	113

PGT, Inc. *	18,660	185

Ply Gem Holdings, Inc. *	8,892	124

Quanex Building Products Corp.	20,891	393

Simpson Manufacturing Co., Inc.	22,628	737

Stock Building Supply Holdings, Inc. *	4,475	59

Texas Industries, Inc. *	12,067	800

Trex Co., Inc. *	9,665	479

Universal Forest Products, Inc.	11,169	470

US Concrete, Inc. *	7,557	152

USG Corp. *	42,614	1,218
		9,761

Chemicals – 2.0%

A. Schulman, Inc.	16,302	480

Aceto Corp.	15,518	242

American Pacific Corp. *	3,317	182

American Vanguard Corp.	15,829	426

Axiall Corp.	38,818	1,467

Balchem Corp.	16,564	857

Chemtura Corp. *	54,726	1,258

Ferro Corp. *	40,689	371

H.B. Fuller Co.	27,918	1,262

Hawkins, Inc.	5,310	200

Innophos Holdings, Inc.	12,105	639

Innospec, Inc.	13,051	609

Intrepid Potash, Inc.	30,744	482

KMG Chemicals, Inc.	4,736	104

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Chemicals – 2.0% – continued

Kraton Performance Polymers, Inc. *	18,232	$357

Landec Corp. *	14,489	177

Minerals Technologies, Inc.	19,310	953

Oil-Dri Corp. of America	2,773	94

Olin Corp.	44,676	1,031

OM Group, Inc. *	17,629	596

OMNOVA Solutions, Inc. *	26,646	228

Penford Corp. *	5,394	77

PolyOne Corp.	55,329	1,699

Quaker Chemical Corp.	7,344	536

Rentech, Inc.	124,337	246

Sensient Technologies Corp.	27,816	1,332

Stepan Co.	10,407	601

Taminco Corp. *	8,868	180

Zep, Inc.	12,835	209

Zoltek Cos., Inc. *	15,084	252
		17,147

Coal – 0.3%

Alpha Natural Resources, Inc. *	122,563	730

Arch Coal, Inc.	117,998	485

Cloud Peak Energy, Inc. *	33,749	495

Hallador Energy Co.	4,598	34

L&L Energy, Inc. *	16,921	22

SunCoke Energy, Inc. *	38,653	657

Walter Energy, Inc.	35,169	493

Westmoreland Coal Co. *	6,233	82
		2,998

Commercial Services – 6.2%

ABM Industries, Inc.	30,337	808

Acacia Research Corp.	27,204	627

Accretive Health, Inc. *	33,056	301

Advisory Board (The) Co. *	19,737	1,174

Albany Molecular Research, Inc. *	13,072	168

American Public Education, Inc. *	9,902	374

AMN Healthcare Services, Inc. *	25,878	356

ARC Document Solutions, Inc. *	21,149	97

Ascent Capital Group, Inc., Class A *	7,796	628

AVEO Pharmaceuticals, Inc. *	29,418	61

Barrett Business Services, Inc.	3,976	268

Bridgepoint Education, Inc. *	10,328	186

Bright Horizons Family Solutions, Inc. *	6,505	233

Brink’s (The) Co.	26,597	753

Capella Education Co. *	6,216	352

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Commercial Services – 6.2% – continued

Cardtronics, Inc. *	24,929	$925

Career Education Corp. *	31,163	86

Carriage Services, Inc.	8,551	166

CBIZ, Inc. *	21,310	159

CDI Corp.	7,962	122

Cenveo, Inc. *	29,634	87

Chemed Corp.	10,458	748

Consolidated Graphics, Inc. *	4,066	228

Convergys Corp.	58,251	1,092

Corinthian Colleges, Inc. *	46,045	101

Corporate Executive Board (The) Co.	18,700	1,358

Corvel Corp. *	6,422	237

CoStar Group, Inc. *	15,869	2,664

CRA International, Inc. *	5,629	105

Cross Country Healthcare, Inc. *	14,525	88

Deluxe Corp.	28,270	1,178

Education Management Corp. *	13,322	121

Electro Rent Corp.	10,191	185

Ennis, Inc.	14,452	261

Euronet Worldwide, Inc. *	27,742	1,104

EVERTEC, Inc.	16,588	368

ExamWorks Group, Inc. *	16,722	435

ExlService Holdings, Inc. *	17,986	512

Forrester Research, Inc.	7,058	259

Franklin Covey Co. *	5,119	92

FTI Consulting, Inc. *	22,364	845

Global Cash Access Holdings, Inc. *	37,085	290

Grand Canyon Education, Inc. *	25,231	1,016

Great Lakes Dredge & Dock Corp.	32,982	245

Green Dot Corp., Class A *	14,504	382

H&E Equipment Services, Inc. *	16,689	443

Hackett Group (The), Inc.	14,827	106

Healthcare Services Group, Inc.	38,029	980

Heartland Payment Systems, Inc.	20,348	808

Heidrick & Struggles International, Inc.	9,992	190

HMS Holdings Corp. *	48,744	1,048

Huron Consulting Group, Inc. *	12,843	676

ICF International, Inc. *	10,916	387

Insperity, Inc.	12,356	465

Intersections, Inc.	5,090	45

ITT Educational Services, Inc. *	13,134	407

JTH Holding, Inc., Class A *	2,593	49

K12, Inc. *	15,137	467

Kelly Services, Inc., Class A	15,168	295

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Commercial Services – 6.2% – continued

Kforce, Inc.	14,894	$263

Korn/Ferry International *	27,036	579

Landauer, Inc.	5,324	273

LifeLock, Inc. *	34,118	506

Lincoln Educational Services Corp.	12,819	59

Live Nation Entertainment, Inc. *	78,302	1,452

Mac-Gray Corp.	6,824	99

Matthews International Corp., Class A	15,243	580

MAXIMUS, Inc.	38,001	1,712

McGrath RentCorp	13,846	494

Medifast, Inc. *	7,854	211

MoneyGram International, Inc. *	11,752	230

Monro Muffler Brake, Inc.	17,382	808

Monster Worldwide, Inc. *	65,515	290

Multi-Color Corp.	6,884	234

National Research Corp., Class A *	5,519	104

Navigant Consulting, Inc. *	28,361	438

Odyssey Marine Exploration, Inc. *	44,088	133

On Assignment, Inc. *	25,388	838

PAREXEL International Corp. *	31,629	1,589

Pendrell Corp. *	91,659	178

Performant Financial Corp. *	12,561	137

PHH Corp. *	31,558	749

PRGX Global, Inc. *	16,230	102

Providence Service (The) Corp. *	5,962	171

Quad/Graphics, Inc.	13,736	417

Rent-A-Center, Inc.	29,627	1,129

Resources Connection, Inc.	22,949	311

RPX Corp. *	18,213	319

ServiceSource International, Inc. *	34,333	415

Sotheby’s	38,000	1,867

Standard Parking Corp. *	8,625	232

Steiner Leisure Ltd. *	8,079	472

Stewart Enterprises, Inc., Class A	39,967	525

Strayer Education, Inc.	6,082	253

Swisher Hygiene, Inc. *	62,190	38

Team Health Holdings, Inc. *	38,164	1,448

Team, Inc. *	11,309	450

TeleTech Holdings, Inc. *	10,771	270

TMS International Corp., Class A	8,073	141

Tree.com, Inc.	3,485	92

TrueBlue, Inc. *	22,813	548

Universal Technical Institute, Inc.	11,925	145

Valassis Communications, Inc.	21,823	630

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Commercial Services – 6.2% – continued

Viad Corp.	11,210	$280

VistaPrint N.V. *	18,140	1,025

WEX, Inc. *	21,564	1,892

Xoom Corp. *	3,998	127
		53,466

Computers – 1.8%

Acorn Energy, Inc.	9,737	57

Agilysys, Inc. *	8,340	99

CACI International, Inc., Class A *	12,818	886

Carbonite, Inc. *	6,539	98

CIBER, Inc. *	41,455	137

Computer Task Group, Inc.	8,493	137

Cray, Inc. *	21,886	527

Datalink Corp. *	8,401	114

Digimarc Corp.	3,405	69

Electronics For Imaging, Inc. *	25,883	820

FleetMatics Group PLC *	9,186	345

Fusion-io, Inc. *	42,739	572

Hutchinson Technology, Inc. *	13,151	46

iGATE Corp. *	19,583	544

Imation Corp. *	19,716	81

Immersion Corp. *	15,343	202

Insight Enterprises, Inc. *	23,925	453

j2 Global, Inc.	25,514	1,263

KEYW Holding (The) Corp. *	17,913	241

LivePerson, Inc. *	30,094	284

Luxoft Holding, Inc. *	2,615	69

Manhattan Associates, Inc. *	10,819	1,033

Maxwell Technologies, Inc. *	15,990	145

Mentor Graphics Corp.	53,056	1,240

Mercury Systems, Inc. *	17,952	179

Mitek Systems, Inc. *	12,499	65

MTS Systems Corp.	8,714	561

Netscout Systems, Inc. *	19,933	510

Qualys, Inc. *	8,373	179

Quantum Corp. *	119,314	165

Radisys Corp. *	13,423	43

RealD, Inc. *	22,679	159

Silicon Graphics International Corp. *	18,999	309

Silver Spring Networks, Inc. *	3,330	58

Spansion, Inc., Class A *	26,005	262

Super Micro Computer, Inc. *	17,901	242

Sykes Enterprises, Inc. *	21,835	391

Synaptics, Inc. *	17,995	797

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Computers – 1.8% – continued

Syntel, Inc.	8,580	$687

Uni-Pixel, Inc. *	5,681	101

Unisys Corp. *	24,485	617

Violin Memory, Inc. *	170	1

Virtusa Corp. *	11,495	334

Vocera Communications, Inc. *	11,849	220
		15,342

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. *	14,174	523

Inter Parfums, Inc.	9,303	279

Revlon, Inc., Class A *	6,267	174
		976

Distribution/Wholesale – 1.0%

Beacon Roofing Supply, Inc. *	27,064	998

BlueLinx Holdings, Inc. *	18,084	35

Core-Mark Holding Co., Inc.	6,295	418

Houston Wire & Cable Co.	10,065	136

MWI Veterinary Supply, Inc. *	7,114	1,063

Owens & Minor, Inc.	35,166	1,216

Pool Corp.	25,932	1,456

Rentrak Corp. *	5,702	186

ScanSource, Inc. *	15,304	529

Speed Commerce, Inc. *	22,516	74

Titan Machinery, Inc. *	9,516	153

United Stationers, Inc.	22,469	977

Watsco, Inc.	14,302	1,348
		8,589

Diversified Financial Services – 2.6%

Aircastle Ltd.	37,879	659

Arlington Asset Investment Corp., Class A	8,968	213

BGC Partners, Inc., Class A	71,381	403

Blackhawk Network Holdings, Inc. *	6,466	155

Calamos Asset Management, Inc., Class A	11,189	112

California First National Bancorp	1,114	19

CIFC Corp.	4,482	35

Cohen & Steers, Inc.	10,550	373

Consumer Portfolio Services, Inc. *	9,552	57

Cowen Group, Inc., Class A *	55,003	190

Credit Acceptance Corp. *	3,996	443

DFC Global Corp. *	22,771	250

Diamond Hill Investment Group, Inc.	1,624	174

Doral Financial Corp. *	3,687	70

Ellie Mae, Inc. *	14,789	473

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Diversified Financial Services – 2.6% – continued

Encore Capital Group, Inc. *	13,125	$602

Evercore Partners, Inc., Class A	17,552	864

FBR & Co. *	4,799	129

Federal Agricultural Mortgage Corp., Class C	5,642	188

Financial Engines, Inc.	27,280	1,622

First Marblehead (The) Corp. *	51,376	42

FXCM, Inc., Class A	20,547	406

Gain Capital Holdings, Inc.	6,186	78

GAMCO Investors, Inc., Class A	3,371	256

GFI Group, Inc.	37,987	150

Greenhill & Co., Inc.	15,627	779

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,260	94

Higher One Holdings, Inc. *	17,253	132

Home Loan Servicing Solutions Ltd.	39,418	868

Horizon Technology Finance Corp.	4,849	65

Imperial Holdings, Inc. *	9,713	62

INTL. FCStone, Inc. *	7,612	156

Investment Technology Group, Inc. *	20,890	328

Janus Capital Group, Inc.	83,793	713

JMP Group, Inc.	9,364	58

KCG Holdings, Inc., Class A *	36,078	313

Ladenburg Thalmann Financial Services, Inc. *	59,729	108

Manning & Napier, Inc.	7,583	127

MarketAxess Holdings, Inc.	20,887	1,254

Marlin Business Services Corp.	4,575	114

Medley Capital Corp.	22,309	308

Nelnet, Inc., Class A	12,863	495

NewStar Financial, Inc. *	14,389	263

Nicholas Financial, Inc.	5,534	90

Oppenheimer Holdings, Inc., Class A	5,492	98

Outerwall, Inc. *	15,611	780

PennyMac Financial Services, Inc., Class A *	7,183	135

Piper Jaffray Cos. *	8,965	307

Portfolio Recovery Associates, Inc. *	28,252	1,693

Pzena Investment Management, Inc., Class A	6,433	44

Regional Management Corp. *	2,938	93

Silvercrest Asset Management Group, Inc., Class A *	3,063	42

Stifel Financial Corp. *	35,433	1,461

SWS Group, Inc. *	15,854	88

Virtus Investment Partners, Inc. *	3,755	611

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Diversified Financial Services – 2.6% – continued

WageWorks, Inc. *	13,802	$696

Walter Investment Management Corp. *	20,478	810

Westwood Holdings Group, Inc.	3,919	188

WhiteHorse Finance, Inc.	3,665	55

WisdomTree Investments, Inc. *	55,561	645

World Acceptance Corp. *	5,228	470

ZAIS Financial Corp.	3,106	54
		22,560

Electric – 1.9%

ALLETE, Inc.	22,187	1,072

Ameresco, Inc., Class A *	10,800	108

Atlantic Power Corp.	67,795	292

Avista Corp.	33,217	877

Black Hills Corp.	24,792	1,236

Cleco Corp.	33,614	1,507

Dynegy, Inc. *	55,634	1,075

El Paso Electric Co.	22,260	744

Empire District Electric Co.	23,500	509

EnerNOC, Inc. *	14,645	220

Genie Energy Ltd., Class B *	7,269	71

IDACORP, Inc.	27,894	1,350

MGE Energy, Inc.	12,725	694

NorthWestern Corp.	21,070	946

NRG Yield, Inc., Class A *	12,515	379

Ormat Technologies, Inc.	9,843	264

Otter Tail Corp.	20,226	558

Pike Electric Corp.	14,603	165

PNM Resources, Inc.	44,110	998

PNM Resources, Inc. - (Fractional Shares) *	50,000	–

Portland General Electric Co.	42,140	1,190

UIL Holdings Corp.	28,114	1,045

Unitil Corp.	7,836	229

UNS Energy Corp.	23,048	1,075
		16,604

Electrical Components & Equipment – 1.4%

Acuity Brands, Inc.	23,842	2,194

Advanced Energy Industries, Inc. *	21,836	383

American Superconductor Corp. *	26,834	63

Belden, Inc.	24,557	1,573

Capstone Turbine Corp. *	174,445	206

Coleman Cable, Inc.	4,938	104

Encore Wire Corp.	11,595	457

EnerSys, Inc.	26,811	1,626

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Electrical Components & Equipment – 1.4% – continued

Generac Holdings, Inc.	28,714	$1,224

General Cable Corp.	27,627	877

GrafTech International Ltd. *	65,669	555

Graham Corp.	5,452	197

Insteel Industries, Inc.	10,257	165

Littelfuse, Inc.	12,287	961

Powell Industries, Inc. *	5,082	311

PowerSecure International, Inc. *	10,651	171

Revolution Lighting Technologies, Inc. *	16,674	43

SunPower Corp. *	22,738	595

Universal Display Corp. *	22,468	720

Vicor Corp. *	9,704	79
		12,504

Electronics – 2.2%

American Science & Engineering, Inc.	4,567	275

Analogic Corp.	6,796	562

Badger Meter, Inc.	7,973	371

Bel Fuse, Inc., Class B	5,777	101

Benchmark Electronics, Inc. *	30,068	688

Brady Corp., Class A	25,630	782

Checkpoint Systems, Inc. *	22,811	381

Coherent, Inc.	13,497	829

Control4 Corp. *	2,557	44

CTS Corp.	18,839	297

Electro Scientific Industries, Inc.	13,330	156

ESCO Technologies, Inc.	14,819	492

FARO Technologies, Inc. *	9,396	396

FEI Co.	23,252	2,042

Fluidigm Corp. *	14,374	315

GSI Group, Inc. *	16,867	161

II-VI, Inc. *	28,185	531

InvenSense, Inc. *	31,357	553

Itron, Inc. *	21,955	940

Kemet Corp. *	25,663	107

Measurement Specialties, Inc. *	8,540	463

Mesa Laboratories, Inc.	1,427	97

Methode Electronics, Inc.	20,496	574

Multi-Fineline Electronix, Inc. *	4,958	80

Newport Corp. *	21,992	344

NVE Corp. *	2,685	137

OSI Systems, Inc. *	11,075	825

Park Electrochemical Corp.	11,712	336

Plexus Corp. *	18,860	702

Rofin-Sinar Technologies, Inc. *	15,881	385

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Electronics – 2.2% – continued

Rogers Corp. *	9,418	$560

Sanmina Corp. *	46,080	806

Sparton Corp. *	5,742	146

Stoneridge, Inc. *	15,641	169

Taser International, Inc. *	28,180	420

TTM Technologies, Inc. *	28,999	283

Viasystems Group, Inc. *	2,155	31

Vishay Precision Group, Inc. *	6,681	97

Watts Water Technologies, Inc., Class A	15,867	894

Woodward, Inc.	38,227	1,561

Zagg, Inc. *	17,321	78

Zygo Corp. *	9,647	154
		19,165

Energy - Alternate Sources – 0.2%

Amyris, Inc. *	14,467	33

Clean Energy Fuels Corp. *	38,340	490

Enphase Energy, Inc. *	8,972	73

FuelCell Energy, Inc. *	87,225	113

FutureFuel Corp.	12,198	219

Green Plains Renewable Energy, Inc.	14,088	226

KiOR, Inc., Class A *	24,707	70

Pattern Energy Group, Inc. *	703	16

Renewable Energy Group, Inc. *	11,899	180

REX American Resources Corp. *	3,067	94

Solazyme, Inc. *	26,892	290
		1,804

Engineering & Construction – 0.8%

Aegion Corp. *	21,655	514

Argan, Inc.	7,870	173

Dycom Industries, Inc. *	18,231	510

EMCOR Group, Inc.	37,335	1,461

Engility Holdings, Inc. *	9,648	306

Exponent, Inc.	7,260	522

Granite Construction, Inc.	21,510	658

Layne Christensen Co. *	11,202	224

MasTec, Inc. *	33,103	1,003

Michael Baker Corp.	4,825	195

Mistras Group, Inc. *	8,915	151

MYR Group, Inc. *	11,573	281

National Technical Systems, Inc. *	3,850	88

Orion Marine Group, Inc. *	15,633	163

Sterling Construction Co., Inc. *	9,122	84

Tutor Perini Corp. *	20,869	445

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Engineering & Construction – 0.8% – continued

VSE Corp.	2,233	$105
		6,883

Entertainment – 0.8%

Carmike Cinemas, Inc. *	12,811	283

Churchill Downs, Inc.	7,602	658

International Speedway Corp., Class A	15,386	497

Isle of Capri Casinos, Inc. *	11,969	90

Marriott Vacations Worldwide Corp. *	16,151	711

Multimedia Games Holding Co., Inc. *	15,958	551

National CineMedia, Inc.	31,802	600

Pinnacle Entertainment, Inc. *	32,358	810

Reading International, Inc., Class A *	9,820	64

Scientific Games Corp., Class A *	26,830	434

SHFL Entertainment, Inc. *	31,333	721

Speedway Motorsports, Inc.	6,320	113

Vail Resorts, Inc.	20,004	1,388
		6,920

Environmental Control – 0.6%

Advanced Emissions Solutions, Inc. *	5,655	242

Calgon Carbon Corp. *	29,917	568

Casella Waste Systems, Inc., Class A *	20,835	120

Ceco Environmental Corp.	9,907	140

Darling International, Inc. *	65,728	1,391

Energy Recovery, Inc. *	23,790	172

GSE Holding, Inc. *	4,952	10

Heritage-Crystal Clean, Inc. *	5,040	91

Mine Safety Appliances Co.	15,704	810

Nuverra Environmental Solutions, Inc. *	79,609	182

Pure Cycle Corp. *	9,665	45

Tetra Tech, Inc. *	36,061	934

TRC Cos., Inc. *	9,108	67

US Ecology, Inc.	10,364	312
		5,084

Food – 2.1%

Annie’s, Inc. *	7,709	379

Arden Group, Inc., Class A	664	86

B&G Foods, Inc.	29,381	1,015

Boulder Brands, Inc. *	33,310	534

Calavo Growers, Inc.	6,888	208

Cal-Maine Foods, Inc.	8,366	402

Chefs’ Warehouse (The), Inc. *	7,873	182

Chiquita Brands International, Inc. *	25,969	329

Diamond Foods, Inc. *	12,333	291

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Food – 2.1% – continued

Dole Food Co., Inc. *	28,872	$393

Fairway Group Holdings Corp. *	8,831	226

Fresh Del Monte Produce, Inc.	21,176	628

Hain Celestial Group (The), Inc. *	21,366	1,648

Harris Teeter Supermarkets, Inc.	27,559	1,356

Ingles Markets, Inc., Class A	6,563	189

Inventure Foods, Inc. *	7,624	80

J&J Snack Foods Corp.	8,363	675

John B. Sanfilippo & Son, Inc.	4,830	112

Lancaster Colony Corp.	10,252	803

Lifeway Foods, Inc.	2,538	34

Nash Finch Co.	6,755	178

Pilgrim’s Pride Corp. *	34,002	571

Post Holdings, Inc. *	18,134	732

Sanderson Farms, Inc.	12,782	834

Seaboard Corp.	162	445

Seneca Foods Corp., Class A *	4,535	136

Snyders-Lance, Inc.	26,406	762

Spartan Stores, Inc.	12,432	274

SUPERVALU, Inc. *	112,739	928

Tootsie Roll Industries, Inc.	11,103	342

TreeHouse Foods, Inc. *	20,133	1,345

United Natural Foods, Inc. *	27,411	1,843

Village Super Market, Inc., Class A	3,567	136

Weis Markets, Inc.	6,123	300
		18,396

Forest Products & Paper – 0.7%

Boise, Inc.	56,077	707

Clearwater Paper Corp. *	12,250	585

Deltic Timber Corp.	6,187	403

KapStone Paper and Packaging Corp.	22,734	973

Neenah Paper, Inc.	9,018	354

Orchids Paper Products Co.	3,204	89

PH Glatfelter Co.	23,871	646

Resolute Forest Products, Inc. *	38,450	508

Schweitzer-Mauduit International, Inc.	17,449	1,056

Wausau Paper Corp.	27,703	360

Xerium Technologies, Inc. *	6,130	71
		5,752

Gas – 0.9%

Chesapeake Utilities Corp.	5,292	278

Delta Natural Gas Co., Inc.	3,862	85

Laclede Group (The), Inc.	18,130	816

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Gas – 0.9% – continued

New Jersey Resources Corp.	23,184	$1,021

Northwest Natural Gas Co.	14,785	621

Piedmont Natural Gas Co., Inc.	41,963	1,380

South Jersey Industries, Inc.	17,779	1,041

Southwest Gas Corp.	25,725	1,286

WGL Holdings, Inc.	28,686	1,225
		7,753

Hand/Machine Tools – 0.1%

Franklin Electric Co., Inc.	26,251	1,034

Hardinge, Inc.	6,528	101
		1,135

Healthcare – Products – 3.5%

Abaxis, Inc.	12,241	515

ABIOMED, Inc. *	21,767	415

Accelerate Diagnostics, Inc. *	6,209	83

Accuray, Inc. *	42,184	312

Affymetrix, Inc. *	38,889	241

Align Technology, Inc. *	40,701	1,959

Alphatec Holdings, Inc. *	34,842	69

AngioDynamics, Inc. *	14,151	187

ArthroCare Corp. *	15,596	555

AtriCure, Inc. *	11,766	129

Atrion Corp.	861	223

Biolase, Inc. *	17,925	34

Cantel Medical Corp.	18,198	580

Cardiovascular Systems, Inc. *	11,756	236

Cepheid, Inc. *	37,711	1,472

Cerus Corp. *	39,175	263

Chindex International, Inc. *	6,691	114

CONMED Corp.	15,265	519

CryoLife, Inc.	14,919	104

Cutera, Inc. *	8,245	73

Cyberonics, Inc. *	15,358	779

Cynosure, Inc., Class A *	10,763	245

DexCom, Inc. *	39,343	1,111

Endologix, Inc. *	35,296	569

Exactech, Inc. *	5,296	107

Female Health (The) Co.	12,196	120

GenMark Diagnostics, Inc. *	20,076	244

Genomic Health, Inc. *	9,415	288

Globus Medical, Inc., Class A *	30,700	536

Greatbatch, Inc. *	13,213	450

Haemonetics Corp. *	28,328	1,130

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Healthcare – Products – 3.5% – continued

Hanger, Inc. *	19,224	$649

HeartWare International, Inc. *	9,090	665

ICU Medical, Inc. *	7,276	494

Insulet Corp. *	29,735	1,078

Integra LifeSciences Holdings Corp. *	11,056	445

Invacare Corp.	18,052	312

Luminex Corp. *	20,994	420

MAKO Surgical Corp. *	23,637	698

Masimo Corp.	26,969	718

Medical Action Industries, Inc. *	8,177	54

Merge Healthcare, Inc. *	36,698	96

Meridian Bioscience, Inc.	22,950	543

Merit Medical Systems, Inc. *	23,775	288

MiMedx Group, Inc. *	47,320	197

Natus Medical, Inc. *	16,705	237

Navidea Biopharmaceuticals, Inc. *	67,229	178

NuVasive, Inc. *	24,422	598

NxStage Medical, Inc. *	33,569	442

OraSure Technologies, Inc. *	31,231	188

Orthofix International N.V. *	10,994	229

PhotoMedex, Inc. *	7,974	127

Quidel Corp. *	15,720	446

Rochester Medical Corp. *	5,937	118

Rockwell Medical, Inc. *	22,072	252

Solta Medical, Inc. *	38,808	81

Spectranetics Corp. *	22,406	376

Staar Surgical Co. *	20,566	278

STERIS Corp.	32,764	1,408

SurModics, Inc. *	8,145	194

Symmetry Medical, Inc. *	21,039	172

TearLab Corp. *	14,366	159

Thoratec Corp. *	31,875	1,189

Tornier N.V. *	14,613	282

Unilife Corp. *	50,299	167

Utah Medical Products, Inc.	1,755	104

Vascular Solutions, Inc. *	8,930	150

Volcano Corp. *	30,255	724

West Pharmaceutical Services, Inc.	38,512	1,585

Wright Medical Group, Inc. *	22,693	592

Zeltiq Aesthetics, Inc. *	10,482	95
		30,690

Healthcare – Services – 1.7%

Acadia Healthcare Co., Inc. *	19,646	775

Addus HomeCare Corp. *	3,073	89

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Healthcare – Services – 1.7% – continued

Air Methods Corp.	21,753	$927

Alliance HealthCare Services, Inc. *	2,803	78

Almost Family, Inc.	4,412	86

Amedisys, Inc. *	17,438	300

Amsurg Corp. *	17,645	701

Bio-Reference Labs, Inc. *	13,625	407

Capital Senior Living Corp. *	16,006	339

Centene Corp. *	30,275	1,936

Emeritus Corp. *	22,654	420

Ensign Group (The), Inc.	10,676	439

Five Star Quality Care, Inc. *	23,112	119

Gentiva Health Services, Inc. *	17,401	210

HealthSouth Corp.	48,447	1,670

Healthways, Inc. *	18,978	351

IPC The Hospitalist Co., Inc. *	9,226	471

Kindred Healthcare, Inc.	30,373	408

LHC Group, Inc. *	6,784	159

Magellan Health Services, Inc. *	15,030	901

Molina Healthcare, Inc. *	15,647	557

National Healthcare Corp.	6,015	284

Premier, Inc., Class A *	226	7

Select Medical Holdings Corp.	27,359	221

Skilled Healthcare Group, Inc., Class A *	11,199	49

Triple-S Management Corp., Class B *	13,317	245

U.S. Physical Therapy, Inc.	6,766	210

Universal American Corp.	21,386	163

USMD Holdings, Inc. *	609	16

Vanguard Health Systems, Inc. *	19,058	400

WellCare Health Plans, Inc. *	24,163	1,685
		14,623

Holding Companies – Diversified – 0.1%

Harbinger Group, Inc. *	18,602	193

Horizon Pharma, Inc. *	28,997	98

National Bank Holdings Corp., Class A	28,874	593

Resource America, Inc., Class A	7,096	57
		941

Home Builders – 0.7%

Beazer Homes USA, Inc. *	13,847	249

Cavco Industries, Inc. *	3,926	224

Hovnanian Enterprises, Inc., Class A *	63,643	333

KB Home	46,468	837

M/I Homes, Inc. *	13,656	282

MDC Holdings, Inc.	21,621	649

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Home Builders – 0.7% continued

Meritage Homes Corp. *	20,070	$862

Ryland Group (The), Inc.	25,639	1,039

Standard Pacific Corp. *	83,361	659

TRI Pointe Homes, Inc. *	7,985	117

UCP, Inc., Class A *	4,309	64

WCI Communities, Inc. *	3,791	65

William Lyon Homes, Class A *	7,749	158

Winnebago Industries, Inc. *	15,744	409
		5,947

Home Furnishings – 0.6%

American Woodmark Corp. *	5,518	191

Bassett Furniture Industries, Inc.	6,121	99

Daktronics, Inc.	20,469	229

DTS, Inc. *	10,084	212

Ethan Allen Interiors, Inc.	13,727	383

Flexsteel Industries, Inc.	2,601	65

Hooker Furniture Corp.	5,808	87

iRobot Corp. *	15,618	588

Kimball International, Inc., Class B	17,852	198

La-Z-Boy, Inc.	29,333	666

Select Comfort Corp. *	30,862	751

Skullcandy, Inc. *	9,226	57

TiVo, Inc. *	70,445	876

Universal Electronics, Inc. *	8,290	299

VOXX International Corp. *	10,054	138
		4,839

Household Products/Wares – 0.5%

ACCO Brands Corp. *	62,586	415

Blyth, Inc.	5,151	71

Central Garden and Pet Co., Class A *	23,549	161

Costa, Inc. *	5,139	98

CSS Industries, Inc.	4,779	115

Helen of Troy Ltd. *	17,688	782

Prestige Brands Holdings, Inc. *	28,408	856

Spectrum Brands Holdings, Inc.	11,932	786

Tumi Holdings, Inc. *	26,416	532

WD-40 Co.	8,535	554
		4,370

Housewares – 0.1%

EveryWare Global, Inc. *	5,534	63

Libbey, Inc. *	11,594	275

Lifetime Brands, Inc.	5,540	85
		423

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Insurance – 2.7%

Ambac Financial Group, Inc. *	24,827	$450

American Equity Investment Life Holding Co.	36,103	766

American Safety Insurance Holdings Ltd. *	5,418	164

AMERISAFE, Inc.	10,177	361

Amtrust Financial Services, Inc.	17,146	670

Argo Group International Holdings Ltd.	15,028	644

Baldwin & Lyons, Inc., Class B	5,303	129

Citizens, Inc. *	24,503	212

CNO Financial Group, Inc.	123,711	1,782

Crawford & Co., Class B	14,677	142

Donegal Group, Inc., Class A	4,173	58

Eastern Insurance Holdings, Inc.	3,738	91

eHealth, Inc. *	10,259	331

EMC Insurance Group, Inc.	2,548	77

Employers Holdings, Inc.	17,389	517

Enstar Group Ltd. *	5,279	721

FBL Financial Group, Inc., Class A	4,981	224

First American Financial Corp.	60,181	1,465

Fortegra Financial Corp. *	3,245	28

Global Indemnity PLC *	4,543	116

Greenlight Capital Re Ltd., Class A *	15,631	445

Hallmark Financial Services, Inc. *	7,982	71

HCI Group, Inc.	5,220	213

Health Insurance Innovations, Inc., Class A *	2,437	29

Hilltop Holdings, Inc. *	34,254	634

Horace Mann Educators Corp.	22,186	630

Independence Holding Co.	4,430	63

Infinity Property & Casualty Corp.	6,478	419

Investors Title Co.	744	56

Kansas City Life Insurance Co.	2,113	94

Maiden Holdings Ltd.	27,605	326

Meadowbrook Insurance Group, Inc.	28,467	185

MGIC Investment Corp. *	180,536	1,314

Montpelier Re Holdings Ltd.	24,447	637

National Interstate Corp.	3,719	103

National Western Life Insurance Co., Class A	1,229	248

Navigators Group (The), Inc. *	5,820	336

OneBeacon Insurance Group Ltd., Class A	12,488	184

Phoenix (The) Cos., Inc. *	3,323	129

Platinum Underwriters Holdings Ltd.	16,247	971

Primerica, Inc.	31,728	1,280

Radian Group, Inc.	96,110	1,339

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Insurance – 2.7% – continued

RLI Corp.	11,832	$1,034

Safety Insurance Group, Inc.	7,101	376

Selective Insurance Group, Inc.	30,577	749

State Auto Financial Corp.	8,230	172

Stewart Information Services Corp.	11,971	383

Symetra Financial Corp.	45,234	806

Third Point Reinsurance Ltd. *	14,099	204

Tower Group International Ltd.	32,277	226

United Fire Group, Inc.	11,409	348

Universal Insurance Holdings, Inc.	14,527	102
		23,054

Internet – 3.0%

1-800-Flowers.com, Inc., Class A *	14,563	72

Active Network (The), Inc. *	30,352	434

Angie’s List, Inc. *	23,745	534

Bankrate, Inc. *	25,420	523

Bazaarvoice, Inc. *	27,020	245

Blucora, Inc. *	22,901	526

Blue Nile, Inc. *	6,908	283

Boingo Wireless, Inc. *	10,472	73

Brightcove, Inc. *	15,814	178

BroadSoft, Inc. *	15,689	565

ChannelAdvisor Corp. *	3,373	124

Cogent Communications Group, Inc.	26,117	842

comScore, Inc. *	19,829	574

Constant Contact, Inc. *	17,292	410

Covisint Corp. *	165	2

CyrusOne, Inc.	10,854	206

Dealertrack Technologies, Inc. *	24,129	1,034

Dice Holdings, Inc. *	22,830	194

eGain Corp. *	7,352	111

ePlus, Inc.	2,098	108

FireEye, Inc. *	56	2

Global Eagle Entertainment, Inc. *	12,076	113

Global Sources Ltd. *	10,647	79

HealthStream, Inc. *	11,183	424

ICG Group, Inc. *	21,209	301

Internap Network Services Corp. *	30,103	209

IntraLinks Holdings, Inc. *	21,633	190

Limelight Networks, Inc. *	28,311	55

Lionbridge Technologies, Inc. *	33,189	122

Liquidity Services, Inc. *	13,968	469

magicJack VocalTec Ltd. *	10,433	134

Marketo, Inc. *	3,919	125

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Internet – 3.0% – continued

ModusLink Global Solutions, Inc. *	20,238	$55

Move, Inc. *	22,472	381

Net Element International, Inc. *	1,754	8

NIC, Inc.	35,985	832

Nutrisystem, Inc.	15,656	225

OpenTable, Inc. *	12,740	892

Orbitz Worldwide, Inc. *	12,956	125

Overstock.com, Inc. *	6,222	185

PC-Tel, Inc.	10,394	92

Perficient, Inc. *	18,562	341

QuinStreet, Inc. *	17,626	167

ReachLocal, Inc. *	5,757	69

RealNetworks, Inc. *	12,094	104

Reis, Inc. *	4,681	76

Responsys, Inc. *	20,746	342

RetailMeNot, Inc. *	5,221	186

RingCentral, Inc., Class A *	280	5

Safeguard Scientifics, Inc. *	11,934	187

Sapient Corp. *	61,364	955

Shutterfly, Inc. *	21,136	1,181

Shutterstock, Inc. *	4,167	303

Sourcefire, Inc. *	17,326	1,315

Spark Networks, Inc. *	9,889	82

SPS Commerce, Inc. *	8,286	555

Stamps.com, Inc. *	7,308	336

support.com, Inc. *	27,163	148

TechTarget, Inc. *	7,357	37

TeleCommunication Systems, Inc., Class A *	26,734	66

Textura Corp. *	2,919	126

Towerstream Corp. *	37,374	107

Travelzoo, Inc. *	4,460	118

Tremor Video, Inc. *	4,170	38

Trulia, Inc. *	15,278	719

United Online, Inc.	50,822	406

Unwired Planet, Inc. *	56,165	97

ValueClick, Inc. *	42,358	883

VASCO Data Security International, Inc. *	16,223	128

VirnetX Holding Corp. *	23,739	484

Vitacost.com, Inc. *	12,071	103

Vocus, Inc. *	10,174	95

Web.com Group, Inc. *	23,237	751

WebMD Health Corp. *	17,873	511

XO Group, Inc. *	14,750	191

Yelp, Inc. *	16,558	1,096

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Internet – 3.0% – continued

YuMe, Inc. *	1,428	$15

Zillow, Inc., Class A *	12,947	1,092

Zix Corp. *	35,269	172
		25,643

Investment Companies – 1.1%

Apollo Investment Corp.	125,152	1,020

BlackRock Kelso Capital Corp.	41,420	393

Capital Southwest Corp.	7,548	258

Fidus Investment Corp.	7,558	147

Fifth Street Finance Corp.	76,036	782

Firsthand Technology Value Fund, Inc. *	4,681	115

Garrison Capital, Inc.	3,339	49

Gladstone Capital Corp.	11,778	103

Gladstone Investment Corp.	14,584	103

Golub Capital BDC, Inc.	19,430	337

GSV Capital Corp. *	10,969	163

Hercules Technology Growth Capital, Inc.	34,309	523

KCAP Financial, Inc.	15,807	142

Main Street Capital Corp.	21,867	654

MCG Capital Corp.	39,326	198

Medallion Financial Corp.	10,247	152

MVC Capital, Inc.	12,745	166

New Mountain Finance Corp.	20,937	302

NGP Capital Resources Co.	11,777	88

PennantPark Floating Rate Capital Ltd.	5,738	79

PennantPark Investment Corp.	36,887	415

Prospect Capital Corp.	144,640	1,617

Solar Capital Ltd.	25,253	560

Solar Senior Capital Ltd.	6,464	117

Stellus Capital Investment Corp.	6,730	101

TCP Capital Corp.	14,540	236

THL Credit, Inc.	18,991	297

TICC Capital Corp.	29,607	289

Triangle Capital Corp.	15,391	452
		9,858

Iron/Steel – 0.2%

AK Steel Holding Corp. *	76,767	288

Commercial Metals Co.	64,738	1,097

Schnitzer Steel Industries, Inc., Class A	14,268	393

Shiloh Industries, Inc.	3,735	49

Universal Stainless & Alloy Products, Inc. *	3,990	130
		1,957

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Leisure Time – 0.7%

Arctic Cat, Inc.	7,410	$423

Black Diamond, Inc. *	12,279	149

Brunswick Corp.	50,312	2,008

Callaway Golf Co.	39,970	284

ClubCorp Holdings, Inc. *	1,410	22

Diamond Resorts International, Inc. *	9,910	186

Fox Factory Holding Corp. *	5,480	106

Interval Leisure Group, Inc.	21,714	513

Johnson Outdoors, Inc., Class A *	2,715	73

Life Time Fitness, Inc. *	23,950	1,233

Marine Products Corp.	6,320	57

Nautilus, Inc. *	17,438	126

Town Sports International Holdings, Inc.	12,960	168

WMS Industries, Inc. *	30,317	787
		6,135

Lodging – 0.2%

Boyd Gaming Corp. *	38,917	551

Caesars Entertainment Corp. *	20,394	402

Marcus Corp.	10,392	151

Monarch Casino & Resort, Inc. *	4,529	86

Morgans Hotel Group Co. *	14,972	115

Orient-Express Hotels Ltd., Class A *	53,031	688
		1,993

Machinery – Construction & Mining – 0.1%

Astec Industries, Inc.	11,182	402

Hyster-Yale Materials Handling, Inc.	5,917	531
		933

Machinery – Diversified – 1.4%

Alamo Group, Inc.	4,032	197

Albany International Corp., Class A	15,602	560

Altra Holdings, Inc.	14,984	403

Applied Industrial Technologies, Inc.	23,425	1,206

Briggs & Stratton Corp.	26,942	542

Chart Industries, Inc. *	16,872	2,076

Cognex Corp.	48,410	1,518

Columbus McKinnon Corp. *	10,655	256

DXP Enterprises, Inc. *	5,325	421

ExOne (The) Co. *	3,351	143

Flow International Corp. *	25,626	102

Global Power Equipment Group, Inc.	9,449	190

Gorman-Rupp (The) Co.	8,367	336

Hurco Cos., Inc.	3,566	92

Kadant, Inc.	6,296	211

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Machinery – Diversified – 1.4% – continued

Lindsay Corp.	7,166	$585

Manitex International, Inc. *	6,912	76

Middleby (The) Corp. *	10,454	2,184

NACCO Industries, Inc., Class A	2,788	154

Power Solutions International, Inc. *	1,081	64

Tecumseh Products Co., Class A *	10,385	93

Tennant Co.	10,336	641

Twin Disc, Inc.	4,581	120
		12,170

Media – 0.9%

AH Belo Corp., Class A	10,621	83

Beasley Broadcasting Group, Inc., Class A	2,154	19

Belo Corp., Class A	57,620	789

Central European Media Enterprises Ltd., Class A *	43,043	227

Courier Corp.	6,661	105

Crown Media Holdings, Inc., Class A *	17,721	55

Cumulus Media, Inc., Class A *	42,326	224

Daily Journal Corp. *	476	70

Demand Media, Inc. *	20,350	129

Dex Media, Inc. *	9,630	78

Digital Generation, Inc. *	13,609	176

Entercom Communications Corp., Class A *	13,259	116

Entravision Communications Corp., Class A	31,609	187

EW Scripps (The) Co., Class A *	17,732	325

Gray Television, Inc. *	28,265	222

Hemisphere Media Group, Inc. *	4,839	57

Journal Communications, Inc., Class A *	24,804	212

Martha Stewart Living Omnimedia, Inc., Class A *	17,460	40

McClatchy (The) Co., Class A *	32,427	97

Media General, Inc., Class A *	11,018	157

Meredith Corp.	19,847	945

New York Times (The) Co., Class A *	71,607	900

Nexstar Broadcasting Group, Inc., Class A	16,502	735

Saga Communications, Inc., Class A	2,749	122

Salem Communications Corp., Class A	6,043	50

Scholastic Corp.	14,859	426

Sinclair Broadcast Group, Inc., Class A	38,073	1,276

World Wrestling Entertainment, Inc., Class A	16,177	165
		7,987

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Metal Fabricate/Hardware – 0.0%

Global Brass & Copper Holdings, Inc. *	4,520	$79

Metal Fabrication/Hardware – 0.9%

A.M. Castle & Co. *	9,427	152

Ampco-Pittsburgh Corp.	4,459	80

CIRCOR International, Inc.	9,700	603

Dynamic Materials Corp.	7,472	173

Furmanite Corp. *	20,473	203

Haynes International, Inc.	6,755	306

Kaydon Corp.	17,953	638

LB Foster Co., Class A	5,709	261

Mueller Industries, Inc.	15,607	869

Mueller Water Products, Inc., Class A	88,446	707

NN, Inc.	9,429	147

Northwest Pipe Co. *	5,201	171

Olympic Steel, Inc.	4,923	137

Omega Flex, Inc.	1,590	30

RBC Bearings, Inc. *	12,753	840

Rexnord Corp. *	16,716	348

RTI International Metals, Inc. *	17,586	563

Sun Hydraulics Corp.	12,114	439

Worthington Industries, Inc.	29,313	1,009
		7,676

Mining – 0.7%

Allied Nevada Gold Corp. *	58,393	244

AMCOL International Corp.	15,301	500

Century Aluminum Co. *	28,164	227

Coeur Mining, Inc. *	56,611	682

General Moly, Inc. *	30,685	51

Globe Specialty Metals, Inc.	35,452	546

Gold Resource Corp.	18,647	124

Hecla Mining Co.	184,098	578

Horsehead Holding Corp. *	24,869	310

Kaiser Aluminum Corp.	10,460	745

Materion Corp.	11,503	369

Midway Gold Corp. *	61,480	59

Molycorp, Inc. *	69,694	457

Noranda Aluminum Holding Corp.	20,147	49

Paramount Gold and Silver Corp. *	79,637	103

Stillwater Mining Co. *	65,490	721

United States Lime & Minerals, Inc. *	1,033	60

Uranium Energy Corp. *	46,570	105

Ur-Energy, Inc. *	68,353	79

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Mining – 0.7% – continued

US Silica Holdings, Inc.	12,051	$300
		6,309

Miscellaneous Manufacturing – 1.8%

Actuant Corp., Class A	40,764	1,583

American Railcar Industries, Inc.	5,368	211

AZZ, Inc.	14,269	597

Barnes Group, Inc.	29,886	1,044

Blount International, Inc. *	26,958	326

Chase Corp.	3,710	109

CLARCOR, Inc.	27,618	1,534

EnPro Industries, Inc. *	11,605	699

Fabrinet *	15,930	268

Federal Signal Corp. *	34,386	443

FreightCar America, Inc.	6,934	143

GP Strategies Corp. *	8,161	214

Handy & Harman Ltd. *	2,911	69

Hillenbrand, Inc.	30,407	832

John Bean Technologies Corp.	16,192	403

Koppers Holdings, Inc.	11,567	493

LSB Industries, Inc. *	10,671	358

Lydall, Inc. *	9,266	159

Movado Group, Inc.	9,800	429

Myers Industries, Inc.	15,836	318

NL Industries, Inc.	3,800	43

Park-Ohio Holdings Corp. *	4,786	184

PMFG, Inc. *	11,555	86

Polypore International, Inc. *	25,955	1,063

Proto Labs, Inc. *	9,454	722

Raven Industries, Inc.	20,175	660

Smith & Wesson Holding Corp. *	36,200	398

Standex International Corp.	7,033	418

Sturm Ruger & Co., Inc.	10,817	677

Tredegar Corp.	13,485	351

Trimas Corp. *	24,979	932
		15,766

Office Furnishings – 0.4%

Compx International, Inc.	1,003	13

Herman Miller, Inc.	32,575	951

HNI Corp.	25,194	911

Interface, Inc.	33,181	658

Knoll, Inc.	26,552	450

Steelcase, Inc., Class A	46,691	776
		3,759

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Oil & Gas – 2.9%

Abraxas Petroleum Corp. *	45,237	$116

Adams Resources & Energy, Inc.	1,229	68

Alon USA Energy, Inc.	13,101	134

Apco Oil and Gas International, Inc. *	4,760	68

Approach Resources, Inc. *	19,219	505

Arabian American Development Co. *	10,861	99

Athlon Energy, Inc. *	10,095	330

Berry Petroleum Co., Class A	29,280	1,263

Bill Barrett Corp. *	27,207	683

Bonanza Creek Energy, Inc. *	16,317	787

BPZ Resources, Inc. *	66,399	130

Callon Petroleum Co. *	21,947	120

Carrizo Oil & Gas, Inc. *	22,433	837

Clayton Williams Energy, Inc. *	3,251	171

Comstock Resources, Inc.	27,211	433

Contango Oil & Gas Co.	7,214	265

Crimson Exploration, Inc. *	11,038	33

Delek US Holdings, Inc.	20,468	432

Diamondback Energy, Inc. *	10,032	428

Emerald Oil, Inc. *	20,591	148

Endeavour International Corp. *	25,655	137

Energy XXI Bermuda Ltd.	44,141	1,333

EPL Oil & Gas, Inc. *	16,524	613

Equal Energy Ltd.	20,127	95

Evolution Petroleum Corp. *	9,609	108

EXCO Resources, Inc.	74,971	505

Forest Oil Corp. *	65,994	403

FX Energy, Inc. *	29,340	101

Gastar Exploration Ltd. *	30,534	121

Goodrich Petroleum Corp. *	14,814	360

Halcon Resources Corp. *	129,733	575

Hercules Offshore, Inc. *	88,226	650

Isramco, Inc. *	504	62

Jones Energy, Inc., Class A *	4,476	73

Kodiak Oil & Gas Corp. *	147,725	1,782

Magnum Hunter Resources Corp. *	94,887	585

Matador Resources Co. *	32,346	528

Midstates Petroleum Co., Inc. *	18,700	96

Miller Energy Resources, Inc. *	16,301	118

Northern Oil and Gas, Inc. *	35,169	508

Panhandle Oil and Gas, Inc., Class A	3,951	112

Parker Drilling Co. *	66,465	379

PDC Energy, Inc. *	19,772	1,177

Penn Virginia Corp. *	30,183	201

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Oil & Gas – 2.9% – continued

PetroQuest Energy, Inc. *	32,561	$131

Quicksilver Resources, Inc. *	66,683	131

Resolute Energy Corp. *	38,110	319

Rex Energy Corp. *	25,443	567

Rosetta Resources, Inc. *	33,996	1,851

Sanchez Energy Corp. *	21,165	559

Stone Energy Corp. *	27,968	907

Swift Energy Co. *	24,461	279

Synergy Resources Corp. *	28,462	278

Triangle Petroleum Corp. *	37,797	371

Vaalco Energy, Inc. *	32,642	182

Vantage Drilling Co. *	109,840	190

W&T Offshore, Inc.	19,503	346

Warren Resources, Inc. *	39,975	117

Western Refining, Inc.	30,099	904

ZaZa Energy Corp. *	20,982	24
		24,828

Oil & Gas Services – 1.6%

Basic Energy Services, Inc. *	16,612	210

Bolt Technology Corp.	4,736	86

C&J Energy Services, Inc. *	25,189	506

Cal Dive International, Inc. *	53,588	110

CARBO Ceramics, Inc.	11,007	1,091

Dawson Geophysical Co. *	4,606	150

Edgen Group, Inc. *	9,955	76

Exterran Holdings, Inc. *	32,010	883

Flotek Industries, Inc. *	26,800	616

Forum Energy Technologies, Inc. *	21,744	587

Geospace Technologies Corp. *	7,209	608

Global Geophysical Services, Inc. *	13,453	36

Gulf Island Fabrication, Inc.	7,910	194

Helix Energy Solutions Group, Inc. *	59,003	1,497

Hornbeck Offshore Services, Inc. *	19,907	1,143

ION Geophysical Corp. *	74,813	389

Key Energy Services, Inc. *	84,130	613

Matrix Service Co. *	14,691	288

Mitcham Industries, Inc. *	6,816	104

Natural Gas Services Group, Inc. *	7,015	188

Newpark Resources, Inc. *	47,574	602

Pioneer Energy Services Corp. *	35,055	263

SEACOR Holdings, Inc.	11,177	1,011

T.G.C. Industries, Inc.	8,488	67

Targa Resources Corp.	18,375	1,341

Tesco Corp. *	17,056	283

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Oil & Gas Services – 1.6% – continued

TETRA Technologies, Inc. *	43,422	$544

Thermon Group Holdings, Inc. *	15,233	352

Willbros Group, Inc. *	22,011	202
		14,040

Packaging & Containers – 0.2%

AEP Industries, Inc. *	2,413	179

Berry Plastics Group, Inc. *	30,672	612

Graphic Packaging Holding Co. *	116,662	999

UFP Technologies, Inc. *	3,117	71
		1,861

Pharmaceuticals – 3.3%

ACADIA Pharmaceuticals, Inc. *	38,916	1,069

AcelRx Pharmaceuticals, Inc. *	11,745	126

Achillion Pharmaceuticals, Inc. *	54,264	164

Agios Pharmaceuticals, Inc. *	3,800	106

Akorn, Inc. *	32,193	634

Alimera Sciences, Inc. *	9,536	36

Amicus Therapeutics, Inc. *	17,069	40

Ampio Pharmaceuticals, Inc. *	15,440	116

Anacor Pharmaceuticals, Inc. *	14,243	151

Anika Therapeutics, Inc. *	6,581	158

Antares Pharma, Inc. *	63,356	257

Aratana Therapeutics, Inc. *	3,676	60

Array BioPharma, Inc. *	66,267	412

Auxilium Pharmaceuticals, Inc. *	27,453	500

AVANIR Pharmaceuticals, Inc., Class A *	81,581	346

BioDelivery Sciences International, Inc. *	17,151	93

BioScrip, Inc. *	32,772	288

Cadence Pharmaceuticals, Inc. *	34,650	219

Cempra, Inc. *	8,350	96

ChemoCentryx, Inc. *	13,814	77

Chimerix, Inc. *	4,770	105

Clovis Oncology, Inc. *	8,943	544

Conatus Pharmaceuticals, Inc. *	3,335	33

Corcept Therapeutics, Inc. *	30,094	48

Cornerstone Therapeutics, Inc. *	4,456	42

Cytori Therapeutics, Inc. *	33,905	79

Depomed, Inc. *	32,280	241

Derma Sciences, Inc. *	7,923	98

Durata Therapeutics, Inc. *	7,137	64

Dyax Corp. *	61,362	421

Enanta Pharmaceuticals, Inc. *	2,043	47

Endocyte, Inc. *	17,012	227

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Pharmaceuticals – 3.3% – continued

Esperion Therapeutics, Inc. *	2,545	$48

Furiex Pharmaceuticals, Inc. *	3,736	164

Hi-Tech Pharmacal Co., Inc.	6,137	265

Hyperion Therapeutics, Inc. *	4,718	123

Idenix Pharmaceuticals, Inc. *	56,073	292

Impax Laboratories, Inc. *	38,015	780

Infinity Pharmaceuticals, Inc. *	26,907	470

Insys Therapeutics, Inc. *	2,845	100

Ironwood Pharmaceuticals, Inc. *	52,298	620

Isis Pharmaceuticals, Inc. *	62,548	2,348

KaloBios Pharmaceuticals, Inc. *	4,810	22

Keryx Biopharmaceuticals, Inc. *	46,040	465

Lannett Co., Inc. *	8,873	194

Lifevantage Corp. *	63,763	152

MannKind Corp. *	83,594	476

Natural Grocers by Vitamin Cottage, Inc. *	4,984	198

Nature’s Sunshine Products, Inc.	6,152	117

Nektar Therapeutics *	64,081	670

Neogen Corp. *	13,305	808

Neurocrine Biosciences, Inc. *	37,527	425

Nutraceutical International Corp.	4,896	116

Omega Protein Corp. *	11,055	112

Omthera Pharmaceuticals, Inc. *	3,681	–

Opko Health, Inc. *	105,741	932

Optimer Pharmaceuticals, Inc. *	27,388	345

Orexigen Therapeutics, Inc. *	53,185	327

Osiris Therapeutics, Inc. *	9,034	150

Pacira Pharmaceuticals, Inc. *	15,491	745

Pernix Therapeutics Holdings *	9,870	27

PharMerica Corp. *	16,697	222

Portola Pharmaceuticals, Inc. *	5,443	146

Pozen, Inc. *	15,245	87

Progenics Pharmaceuticals, Inc. *	28,686	144

Questcor Pharmaceuticals, Inc.	28,868	1,674

Raptor Pharmaceutical Corp. *	31,156	465

Receptos, Inc. *	3,247	84

Regulus Therapeutics, Inc. *	5,021	47

Repros Therapeutics, Inc. *	12,877	345

Sagent Pharmaceuticals, Inc. *	9,385	191

Santarus, Inc. *	30,911	698

Sarepta Therapeutics, Inc. *	17,934	847

Sciclone Pharmaceuticals, Inc. *	30,431	154

SIGA Technologies, Inc. *	20,884	80

Star Scientific, Inc. *	93,563	179

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Pharmaceuticals – 3.3% – continued

Sucampo Pharmaceuticals, Inc., Class A *	7,865	$49

Supernus Pharmaceuticals, Inc. *	8,382	61

Synageva BioPharma Corp. *	9,601	608

Synergy Pharmaceuticals, Inc. *	45,278	207

Synta Pharmaceuticals Corp. *	22,958	145

Synutra International, Inc. *	9,760	52

Targacept, Inc. *	16,059	85

TESARO, Inc. *	7,518	291

Tetraphase Pharmaceuticals, Inc. *	6,462	74

TG Therapeutics, Inc. *	7,180	37

TherapeuticsMD, Inc. *	43,894	129

Threshold Pharmaceuticals, Inc. *	27,187	126

USANA Health Sciences, Inc. *	3,394	295

Vanda Pharmaceuticals, Inc. *	16,259	178

ViroPharma, Inc. *	36,370	1,429

Vivus, Inc. *	56,397	526

XenoPort, Inc. *	24,686	140

Zogenix, Inc. *	40,333	75
		28,258

Pipelines – 0.3%

Crosstex Energy, Inc.	26,281	549

Primoris Services Corp.	19,456	495

SemGroup Corp., Class A	23,407	1,335
		2,379

Real Estate – 0.3%

Alexander & Baldwin, Inc. *	23,881	860

AV Homes, Inc. *	5,378	94

Consolidated-Tomoka Land Co.	3,285	126

Forestar Group, Inc. *	19,174	413

HFF, Inc., Class A	18,445	462

Kennedy-Wilson Holdings, Inc.	31,491	585

Thomas Properties Group, Inc.	17,301	116
		2,656

Real Estate Investment Trusts – 7.4%

Acadia Realty Trust	30,400	750

AG Mortgage Investment Trust, Inc.	15,315	255

Agree Realty Corp.	7,415	224

Alexander’s, Inc.	1,143	327

Altisource Residential Corp.	14,083	324

American Assets Trust, Inc.	18,597	567

American Capital Mortgage Investment Corp.	32,734	647

American Realty Capital Properties, Inc.	85,733	1,046

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Real Estate Investment Trusts – 7.4% – continued

American Residential Properties, Inc. *	7,564	$133

AmREIT, Inc.	9,081	158

Anworth Mortgage Asset Corp.	81,603	394

Apollo Commercial Real Estate Finance, Inc.	20,696	316

Apollo Residential Mortgage, Inc.	18,101	264

Ares Commercial Real Estate Corp.	12,003	149

Armada Hoffler Properties, Inc.	10,667	106

ARMOUR Residential REIT, Inc.	209,240	879

Ashford Hospitality Trust, Inc.	34,469	425

Associated Estates Realty Corp.	32,273	481

Aviv REIT, Inc.	6,459	147

Campus Crest Communities, Inc.	35,447	383

CapLease, Inc.	48,993	416

Capstead Mortgage Corp.	52,825	622

Cedar Realty Trust, Inc.	40,588	210

Chambers Street Properties	131,241	1,152

Chatham Lodging Trust	12,635	226

Chesapeake Lodging Trust	26,934	634

Colonial Properties Trust	49,200	1,107

Colony Financial, Inc.	35,863	717

CoreSite Realty Corp.	11,679	396

Cousins Properties, Inc.	93,189	959

CubeSmart	74,166	1,323

CYS Investments, Inc.	97,699	794

DCT Industrial Trust, Inc.	161,732	1,163

DiamondRock Hospitality Co.	108,661	1,159

DuPont Fabros Technology, Inc.	34,640	893

Dynex Capital, Inc.	30,351	266

EastGroup Properties, Inc.	16,796	995

Education Realty Trust, Inc.	63,817	581

Ellington Residential Mortgage REIT	3,617	56

EPR Properties	26,143	1,274

Equity One, Inc.	33,264	727

Excel Trust, Inc.	26,588	319

FelCor Lodging Trust, Inc. *	69,393	427

First Industrial Realty Trust, Inc.	59,758	972

First Potomac Realty Trust	32,605	410

Franklin Street Properties Corp.	49,709	633

Geo Group (The), Inc.	39,856	1,325

Getty Realty Corp.	13,905	270

Gladstone Commercial Corp.	7,024	126

Glimcher Realty Trust	80,151	781

Government Properties Income Trust	30,285	725

Gramercy Property Trust, Inc. *	33,350	138

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Real Estate Investment Trusts – 7.4% – continued

Healthcare Realty Trust, Inc.	53,202	$1,230

Hersha Hospitality Trust	111,943	626

Highwoods Properties, Inc.	50,034	1,767

Hudson Pacific Properties, Inc.	23,789	463

Inland Real Estate Corp.	46,879	480

Invesco Mortgage Capital, Inc.	75,015	1,154

Investors Real Estate Trust	55,457	458

iStar Financial, Inc. *	47,606	573

JAVELIN Mortgage Investment Corp.	7,365	87

Kite Realty Group Trust	51,345	304

LaSalle Hotel Properties	53,130	1,515

Lexington Realty Trust	93,906	1,055

LTC Properties, Inc.	19,285	732

Medical Properties Trust, Inc.	89,667	1,091

Monmouth Real Estate Investment Corp., Class A	22,783	207

MPG Office Trust, Inc. *	32,200	101

National Health Investors, Inc.	13,628	775

New Residential Investment Corp.	140,599	931

New York Mortgage Trust, Inc.	35,971	225

NorthStar Realty Finance Corp.	133,137	1,236

One Liberty Properties, Inc.	6,594	134

Parkway Properties, Inc.	24,451	435

Pebblebrook Hotel Trust	34,000	976

Pennsylvania Real Estate Investment Trust	37,751	706

PennyMac Mortgage Investment Trust	39,464	895

Physicians Realty Trust *	6,534	79

Potlatch Corp.	22,492	893

PS Business Parks, Inc.	10,105	754

RAIT Financial Trust	39,534	280

Ramco-Gershenson Properties Trust	32,924	507

Redwood Trust, Inc.	45,608	898

Resource Capital Corp.	69,946	415

Retail Opportunity Investments Corp.	39,946	552

Rexford Industrial Realty, Inc. *	9,409	127

RLJ Lodging Trust	68,887	1,618

Rouse Properties, Inc.	12,292	253

Ryman Hospitality Properties, Inc.	24,494	845

Sabra Health Care REIT, Inc.	20,903	481

Saul Centers, Inc.	4,323	200

Select Income REIT	12,280	317

Silver Bay Realty Trust Corp.	8,560	134

Sovran Self Storage, Inc.	17,469	1,322

STAG Industrial, Inc.	23,485	473

Strategic Hotels & Resorts, Inc. *	100,919	876

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Real Estate Investment Trusts – 7.4% – continued

Summit Hotel Properties, Inc.	44,378	$408

Sun Communities, Inc.	19,837	845

Sunstone Hotel Investors, Inc.	90,491	1,153

Terreno Realty Corp.	14,018	249

UMH Properties, Inc.	8,155	81

Universal Health Realty Income Trust	6,544	274

Urstadt Biddle Properties, Inc., Class A	13,953	277

Washington Real Estate Investment Trust	36,778	929

Western Asset Mortgage Capital Corp.	13,656	218

Whitestone REIT	9,565	141

Winthrop Realty Trust	15,875	177
		63,703

Retail – 6.3%

Aeropostale, Inc. *	44,079	414

AFC Enterprises, Inc. *	13,414	585

America’s Car-Mart, Inc. *	4,575	206

ANN, Inc. *	26,223	950

Asbury Automotive Group, Inc. *	17,306	921

Barnes & Noble, Inc. *	22,704	294

bebe stores, Inc.	18,616	113

Big 5 Sporting Goods Corp.	9,352	150

Biglari Holdings, Inc. *	802	331

BJ’s Restaurants, Inc. *	13,637	392

Bloomin’ Brands, Inc. *	30,646	724

Bob Evans Farms, Inc.	15,464	886

Body Central Corp. *	9,563	58

Bon-Ton Stores (The), Inc.	7,594	80

Bravo Brio Restaurant Group, Inc. *	11,064	167

Brown Shoe Co., Inc.	23,890	561

Buckle (The), Inc.	15,488	837

Buffalo Wild Wings, Inc. *	10,451	1,162

Carrols Restaurant Group, Inc. *	13,309	81

Casey’s General Stores, Inc.	21,318	1,567

Cash America International, Inc.	15,805	716

Cato (The) Corp., Class A	15,173	425

CEC Entertainment, Inc.	9,988	458

Cheesecake Factory (The), Inc.	29,714	1,306

Children’s Place Retail Stores (The), Inc. *	12,790	740

Christopher & Banks Corp. *	20,382	147

Chuy’s Holdings, Inc. *	9,120	327

Citi Trends, Inc. *	8,901	156

Conn’s, Inc. *	12,422	622

Cracker Barrel Old Country Store, Inc.	10,937	1,129

Del Frisco’s Restaurant Group, Inc. *	6,009	121

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Retail – 6.3% – continued

Denny’s Corp. *	51,539	$315

Destination Maternity Corp.	7,440	237

Destination XL Group, Inc. *	23,263	150

DineEquity, Inc.	9,130	630

Diversified Restaurant Holdings, Inc. *	6,026	39

Einstein Noah Restaurant Group, Inc.	3,305	57

Express, Inc. *	47,477	1,120

Ezcorp, Inc., Class A *	28,121	475

Fiesta Restaurant Group, Inc. *	11,139	419

Fifth & Pacific Cos., Inc. *	66,782	1,678

Finish Line (The), Inc., Class A	27,189	676

First Cash Financial Services, Inc. *	16,229	940

Five Below, Inc. *	18,170	795

Francesca’s Holdings Corp. *	24,737	461

Fred’s, Inc., Class A	20,070	314

Genesco, Inc. *	13,324	874

Gordmans Stores, Inc.	4,901	55

Group 1 Automotive, Inc.	12,087	939

Haverty Furniture Cos., Inc.	10,825	266

hhgregg, Inc. *	7,208	129

Hibbett Sports, Inc. *	14,403	809

HSN, Inc.	18,796	1,008

Ignite Restaurant Group, Inc. *	3,944	61

Jack in the Box, Inc. *	24,672	987

Jamba, Inc. *	9,297	124

Jos A Bank Clothiers, Inc. *	15,494	681

Kirkland’s, Inc. *	7,572	140

Krispy Kreme Doughnuts, Inc. *	36,263	701

Lithia Motors, Inc., Class A	12,314	898

Luby’s, Inc. *	10,946	79

Lumber Liquidators Holdings, Inc. *	15,293	1,631

MarineMax, Inc. *	13,104	160

Mattress Firm Holding Corp. *	7,544	240

Men’s Wearhouse (The), Inc.	27,924	951

Nathan’s Famous, Inc. *	1,539	81

New York & Co., Inc. *	15,940	92

Noodles & Co. *	3,425	146

Office Depot, Inc. *	138,243	668

OfficeMax, Inc.	48,030	614

Pacific Sunwear of California, Inc. *	25,918	78

Pantry (The), Inc. *	12,800	142

Papa John’s International, Inc.	8,853	619

PC Connection, Inc.	5,291	80

Penske Automotive Group, Inc.	23,424	1,001

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Retail – 6.3% – continued

Pep Boys-Manny Moe & Jack (The) *	29,672	$370

PetMed Express, Inc.	10,955	178

Pier 1 Imports, Inc.	52,725	1,029

Pricesmart, Inc.	10,484	998

RadioShack Corp. *	56,794	194

Red Robin Gourmet Burgers, Inc. *	7,956	566

Regis Corp.	26,077	383

Restoration Hardware Holdings, Inc. *	9,804	621

Rite Aid Corp. *	406,352	1,934

Roundy’s, Inc.	14,167	122

Ruby Tuesday, Inc. *	34,241	257

rue21, Inc. *	8,234	332

Rush Enterprises, Inc., Class A *	19,113	507

Ruth’s Hospitality Group, Inc.	20,186	239

Saks, Inc. *	57,762	921

Sears Hometown and Outlet Stores, Inc. *	4,861	154

Shoe Carnival, Inc.	8,277	224

Sonic Automotive, Inc., Class A	21,404	509

Sonic Corp. *	31,556	560

Stage Stores, Inc.	18,422	354

Stein Mart, Inc.	15,294	210

Susser Holdings Corp. *	9,943	528

Systemax, Inc.	6,376	59

Texas Roadhouse, Inc.	34,794	914

Tile Shop Holdings, Inc. *	10,364	306

Tilly’s, Inc., Class A *	5,772	84

Trans World Entertainment Corp.	5,913	27

Tuesday Morning Corp. *	24,007	367

Vera Bradley, Inc. *	12,143	250

Vitamin Shoppe, Inc. *	16,815	736

West Marine, Inc. *	9,495	116

Wet Seal (The), Inc., Class A *	49,795	196

Winmark Corp.	1,249	92

Zale Corp. *	18,245	277

Zumiez, Inc. *	11,858	326
		54,126

Savings & Loans – 1.2%

Astoria Financial Corp.	49,344	614

Banc of California, Inc.	9,156	127

Bank Mutual Corp.	26,790	168

BankFinancial Corp.	11,884	106

BBX Capital Corp., Class A *	4,050	58

Beneficial Mutual Bancorp, Inc. *	17,969	179

Berkshire Hills Bancorp, Inc.	13,763	346

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Savings & Loans – 1.2% – continued

BofI Holding, Inc. *	6,799	$441

Brookline Bancorp, Inc.	38,351	361

Capitol Federal Financial, Inc.	82,287	1,023

Charter Financial Corp.	12,760	138

Clifton Savings Bancorp, Inc.	4,888	61

Dime Community Bancshares, Inc.	17,948	299

ESB Financial Corp.	7,212	92

ESSA Bancorp, Inc.	5,178	54

EverBank Financial Corp.	44,560	668

First Defiance Financial Corp.	5,336	125

First Federal Bancshares of Arkansas, Inc. *	1,686	16

First Financial Northwest, Inc.	8,344	87

Flagstar Bancorp, Inc. *	11,157	165

Flushing Financial Corp.	17,037	314

Fox Chase Bancorp, Inc.	6,840	119

Hingham Institution for Savings	777	54

Home Bancorp, Inc. *	3,770	68

Home Federal Bancorp, Inc.	8,545	107

HomeStreet, Inc.	7,280	140

HomeTrust Bancshares, Inc. *	11,490	190

Investors Bancorp, Inc.	24,494	536

Kearny Financial Corp. *	8,060	82

Meridian Interstate Bancorp, Inc. *	4,589	100

Meta Financial Group, Inc.	3,083	117

NASB Financial, Inc. *	2,385	65

Northfield Bancorp, Inc.	31,851	387

Northwest Bancshares, Inc.	51,929	686

OceanFirst Financial Corp.	7,745	131

Oritani Financial Corp.	25,221	415

Pacific Premier Bancorp, Inc. *	8,666	116

Provident Financial Holdings, Inc.	5,159	86

Provident Financial Services, Inc.	32,690	530

Provident New York Bancorp	24,920	271

Rockville Financial, Inc.	15,418	200

Roma Financial Corp. *	3,823	71

Territorial Bancorp, Inc.	5,966	131

United Community Financial Corp. *	22,265	87

United Financial Bancorp, Inc.	10,769	174

Waterstone Financial, Inc. *	4,584	47

Westfield Financial, Inc.	10,753	76

WSFS Financial Corp.	4,431	267
		10,695

Semiconductors – 3.1%

Aeroflex Holding Corp. *	10,810	76

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Semiconductors – 3.1% – continued

Alpha & Omega Semiconductor Ltd. *	9,649	$81

Ambarella, Inc. *	10,401	203

Amkor Technology, Inc. *	36,091	155

ANADIGICS, Inc. *	46,297	91

Applied Micro Circuits Corp. *	38,052	491

ATMI, Inc. *	17,935	476

Axcelis Technologies, Inc. *	58,124	123

Brooks Automation, Inc.	37,149	346

Cabot Microelectronics Corp. *	12,821	494

Cavium, Inc. *	28,601	1,178

Ceva, Inc. *	12,452	215

Cirrus Logic, Inc. *	35,197	798

Cohu, Inc.	14,090	154

Cypress Semiconductor Corp. *	81,774	764

Diodes, Inc. *	19,770	484

DSP Group, Inc. *	11,134	79

Emulex Corp. *	51,094	397

Entegris, Inc. *	77,600	788

Entropic Communications, Inc. *	50,209	220

Exar Corp. *	21,211	284

FormFactor, Inc. *	30,353	208

GSI Technology, Inc. *	12,100	85

GT Advanced Technologies, Inc. *	66,990	570

Hittite Microwave Corp. *	17,560	1,148

Inphi Corp. *	14,663	197

Integrated Device Technology, Inc. *	73,032	688

Integrated Silicon Solution, Inc. *	16,007	174

Intermolecular, Inc. *	10,273	57

International Rectifier Corp. *	38,662	958

Intersil Corp., Class A	70,816	795

IXYS Corp.	13,352	129

Kopin Corp. *	36,555	147

Lattice Semiconductor Corp. *	64,471	288

LTX-Credence Corp. *	26,731	176

MaxLinear, Inc., Class A *	12,463	103

Micrel, Inc.	26,241	239

Microsemi Corp. *	51,725	1,254

Mindspeed Technologies, Inc. *	24,327	74

MKS Instruments, Inc.	29,276	778

Monolithic Power Systems, Inc.	20,363	617

MoSys, Inc. *	26,452	98

Nanometrics, Inc. *	12,685	204

OmniVision Technologies, Inc. *	30,343	465

Peregrine Semiconductor Corp. *	14,864	133

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Semiconductors – 3.1% – continued

Pericom Semiconductor Corp. *	12,602	$98

Photronics, Inc. *	34,009	266

PLX Technology, Inc. *	24,912	150

PMC - Sierra, Inc. *	113,139	749

Power Integrations, Inc.	16,111	872

QLogic Corp. *	49,095	537

Rambus, Inc. *	62,390	586

Richardson Electronics Ltd.	7,221	82

Rubicon Technology, Inc. *	10,216	124

Rudolph Technologies, Inc. *	18,340	209

Semtech Corp. *	37,505	1,125

Sigma Designs, Inc. *	17,250	96

Silicon Image, Inc. *	43,025	230

SunEdison, Inc. *	148,144	1,181

Supertex, Inc.	5,545	141

Tessera Technologies, Inc.	29,269	566

TriQuint Semiconductor, Inc. *	90,522	736

Ultra Clean Holdings, Inc. *	13,454	93

Ultratech, Inc. *	15,293	463

Veeco Instruments, Inc. *	21,699	808

Volterra Semiconductor Corp. *	13,764	317
		26,911

Software – 5.0%

Accelrys, Inc. *	31,164	307

ACI Worldwide, Inc. *	22,139	1,197

Actuate Corp. *	26,392	194

Acxiom Corp. *	41,074	1,166

Advent Software, Inc.	18,346	582

American Software, Inc., Class A	13,679	117

Aspen Technology, Inc. *	52,156	1,802

athenahealth, Inc. *	20,428	2,218

Audience, Inc. *	5,408	61

AVG Technologies N.V. *	13,453	322

Avid Technology, Inc. *	16,384	98

Benefitfocus, Inc. *	55	3

Blackbaud, Inc.	25,267	986

Bottomline Technologies de, Inc. *	20,881	582

Callidus Software, Inc. *	20,666	190

CommVault Systems, Inc. *	25,850	2,270

Computer Programs & Systems, Inc.	6,187	362

Cornerstone OnDemand, Inc. *	22,458	1,155

CSG Systems International, Inc.	18,841	472

Cvent, Inc. *	3,580	126

Demandware, Inc. *	9,040	419

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Software – 5.0% – continued

Digi International, Inc. *	14,052	$141

Digital River, Inc. *	19,827	354

E2open, Inc. *	8,297	186

Ebix, Inc.	17,471	174

Envestnet, Inc. *	12,694	394

EPAM Systems, Inc. *	12,290	424

Epiq Systems, Inc.	17,203	227

Fair Isaac Corp.	19,889	1,099

Glu Mobile, Inc. *	30,001	84

Greenway Medical Technologies *	8,121	168

Guidance Software, Inc. *	9,426	85

Guidewire Software, Inc. *	23,327	1,099

Imperva, Inc. *	11,349	477

inContact, Inc. *	30,010	248

Infoblox, Inc. *	27,849	1,165

InnerWorkings, Inc. *	24,920	245

Interactive Intelligence Group, Inc. *	8,538	542

Jive Software, Inc. *	22,251	278

ManTech International Corp., Class A	13,241	381

MedAssets, Inc. *	33,803	859

Medidata Solutions, Inc. *	14,790	1,463

MicroStrategy, Inc., Class A *	4,981	517

Model N, Inc. *	4,561	45

Monotype Imaging Holdings, Inc.	21,092	605

Omnicell, Inc. *	19,289	457

PDF Solutions, Inc. *	14,203	302

Pegasystems, Inc.	9,762	389

Planet Payment, Inc. *	23,938	61

Progress Software Corp. *	30,564	791

Proofpoint, Inc. *	12,263	394

PROS Holdings, Inc. *	12,634	432

PTC, Inc. *	66,500	1,891

QAD, Inc., Class A	3,181	43

Qlik Technologies, Inc. *	48,424	1,658

Quality Systems, Inc.	22,381	486

Rally Software Development Corp. *	3,878	116

RealPage, Inc. *	25,683	595

Rocket Fuel, Inc. *	277	15

Rosetta Stone, Inc. *	6,462	105

Sapiens International Corp. N.V.	10,109	61

Schawk, Inc.	7,577	112

SciQuest, Inc. *	12,805	288

Seachange International, Inc. *	18,389	211

SS&C Technologies Holdings, Inc. *	32,408	1,235

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Software – 5.0% – continued

Synchronoss Technologies, Inc. *	16,081	$612

SYNNEX Corp. *	14,616	898

Take-Two Interactive Software, Inc. *	44,957	816

Tangoe, Inc. *	17,104	408

Tyler Technologies, Inc. *	17,539	1,534

Ultimate Software Group (The), Inc. *	15,376	2,266

Verint Systems, Inc. *	29,276	1,085
		43,150

Storage/Warehousing – 0.1%

Mobile Mini, Inc. *	21,301	726

Wesco Aircraft Holdings, Inc. *	23,138	484
		1,210

Telecommunications – 3.2%

8x8, Inc. *	39,973	403

ADTRAN, Inc.	32,972	878

Alliance Fiber Optic Products, Inc.	6,472	133

Anaren, Inc. *	6,524	166

Anixter International, Inc. *	15,100	1,324

ARRIS Group, Inc. *	64,742	1,105

Aruba Networks, Inc. *	63,368	1,054

Atlantic Tele-Network, Inc.	5,111	266

Aviat Networks, Inc. *	33,395	86

Black Box Corp.	9,071	278

CalAmp Corp. *	19,468	343

Calix, Inc. *	22,514	287

Cbeyond, Inc. *	15,713	101

Ciena Corp. *	56,457	1,410

Cincinnati Bell, Inc. *	116,920	318

Comtech Telecommunications Corp.	9,271	225

Comverse, Inc. *	12,262	392

Consolidated Communications Holdings, Inc.	22,379	386

Cyan, Inc. *	4,494	45

DigitalGlobe, Inc. *	41,444	1,310

EarthLink, Inc.	57,950	287

Extreme Networks, Inc. *	51,053	267

Fairpoint Communications, Inc. *	11,308	108

Finisar Corp. *	51,984	1,176

General Communication, Inc., Class A *	17,710	169

Gigamon, Inc. *	4,317	167

Globecomm Systems, Inc. *	13,201	185

Gogo, Inc. *	6,116	109

Harmonic, Inc. *	56,833	437

Hawaiian Telcom Holdco, Inc. *	5,518	147

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Telecommunications – 3.2% – continued

HickoryTech Corp.	7,703	$88

IDT Corp., Class B	8,750	155

Infinera Corp. *	64,311	727

Inteliquent, Inc.	17,680	171

InterDigital, Inc.	22,869	854

Iridium Communications, Inc. *	36,106	248

Ixia *	31,088	487

KVH Industries, Inc. *	8,894	123

Leap Wireless International, Inc. *	30,013	474

LogMeIn, Inc. *	13,338	414

Loral Space & Communications, Inc.	7,167	485

Lumos Networks Corp.	8,922	193

Neonode, Inc. *	13,372	86

NeoPhotonics Corp. *	11,360	84

NETGEAR, Inc. *	21,363	659

NII Holdings, Inc. *	95,144	578

NTELOS Holdings Corp.	8,727	164

Numerex Corp., Class A *	7,867	86

Oplink Communications, Inc. *	10,451	197

ORBCOMM, Inc. *	20,435	108

Parkervision, Inc. *	49,770	167

Plantronics, Inc.	24,048	1,107

Preformed Line Products Co.	1,379	99

Premiere Global Services, Inc. *	27,056	270

Primus Telecommunications Group, Inc.	6,490	22

Procera Networks, Inc. *	11,601	180

RF Micro Devices, Inc. *	157,177	886

RigNet, Inc. *	6,665	241

Ruckus Wireless, Inc. *	24,472	412

Shenandoah Telecommunications Co.	13,501	325

ShoreTel, Inc. *	33,101	200

Sonus Networks, Inc. *	120,451	407

Straight Path Communications, Inc., Class B *	4,375	23

Symmetricom, Inc. *	23,005	111

Telenav, Inc. *	10,760	63

Tellabs, Inc.	199,918	454

Tessco Technologies, Inc.	3,040	102

Ubiquiti Networks, Inc.	7,081	238

USA Mobility, Inc.	12,055	171

ViaSat, Inc. *	21,994	1,402

Vonage Holdings Corp. *	85,703	269

Vringo, Inc. *	37,706	109

West Corp.	11,970	265

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Telecommunications – 3.2% – continued

Westell Technologies, Inc., Class A *	23,237	$78
		27,544

Textiles – 0.2%

Culp, Inc.	4,744	89

G&K Services, Inc., Class A	10,800	652

UniFirst Corp.	8,119	848
		1,589

Toys, Games & Hobbies – 0.0%

JAKKS Pacific, Inc.	10,817	48

LeapFrog Enterprises, Inc. *	35,836	338
		386

Transportation – 1.6%

Air Transport Services Group, Inc. *	28,303	212

Arkansas Best Corp.	14,420	370

Atlas Air Worldwide Holdings, Inc. *	14,294	659

Bristow Group, Inc.	20,108	1,463

CAI International, Inc. *	9,647	225

Celadon Group, Inc.	11,472	214

Echo Global Logistics, Inc. *	10,005	210

Era Group, Inc. *	11,317	308

Forward Air Corp.	16,663	672

Frontline Ltd. *	27,384	73

GasLog Ltd.	14,455	216

Gulfmark Offshore, Inc., Class A	14,932	760

Heartland Express, Inc.	25,729	365

Hub Group, Inc., Class A *	20,401	800

International Shipholding Corp.	3,219	88

Knight Transportation, Inc.	32,603	539

Knightsbridge Tankers Ltd.	13,478	137

Marten Transport Ltd.	13,061	224

Matson, Inc.	23,616	619

Nordic American Tankers Ltd.	37,168	306

Pacer International, Inc. *	20,426	126

Patriot Transportation Holding, Inc. *	3,778	128

PHI, Inc. (Non Voting) *	7,074	267

Quality Distribution, Inc. *	11,538	107

Roadrunner Transportation Systems, Inc. *	9,905	280

Saia, Inc. *	13,533	422

Scorpio Tankers, Inc.	102,432	1,000

Ship Finance International Ltd.	31,385	479

Swift Transportation Co. *	46,581	940

Teekay Tankers Ltd., Class A	33,398	88

Ultrapetrol Bahamas Ltd. *	12,015	45

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Transportation – 1.6% – continued

Universal Truckload Services, Inc.	3,156	$84

UTi Worldwide, Inc.	50,342	761

Werner Enterprises, Inc.	25,645	598

XPO Logistics, Inc. *	16,446	356

YRC Worldwide, Inc. *	5,282	89
		14,230

Trucking & Leasing – 0.2%

Greenbrier Cos., Inc. *	13,732	340

TAL International Group, Inc.	18,784	878

Textainer Group Holdings Ltd.	11,968	453
		1,671

Water – 0.3%

American States Water Co.	21,644	597

Artesian Resources Corp., Class A	4,277	95

California Water Service Group	26,179	532

Connecticut Water Service, Inc.	6,171	198

Consolidated Water Co. Ltd.	8,400	126

Middlesex Water Co.	8,838	189

PICO Holdings, Inc. *	12,510	271

SJW Corp.	8,606	241

York Water Co.	7,514	151
		2,400
Total Common Stocks
(Cost $628,460)		863,143

OTHER – 0.0% (1)

Escrow DLB Oil & Gas *	1,200	–

Escrow Gerber Scientific, Inc. *	9,016	–

Escrow Position PetroCorp *	420	–
Total Other
(Cost $ – )		–

RIGHTS – 0.0%

Savings & Loans – 0.0%

CSF Holdings, Inc. (2)*	6,212	–
Total Rights
(Cost $ – )		–

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Mangnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50 *	3,459	$ –

Tejon Ranch Co., Exp. 8/31/16, Strike $40.00 *	1,122	3
Total Warrants
(Cost $7)		3

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.8%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	7,359,055	$7,359
Total Investment Companies
(Cost $7,359)		7,359

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.08%, 10/17/13 (5)	$2,555	$2,555
Total Short-Term Investments
(Cost $2,555)		2,555

Total Investments – 100.7%
(Cost $638,381)		873,060

Liabilities less Other Assets – (0.7)%		(6,497)
NET ASSETS – 100.0%		$866,563

(1)	Security listed as “escrow” is considered to be worthless.
(2)	Security has been deemed worthless and is a Level 3 investment.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,866,000 with net sales of approximately $14,507,000 during the six months ended September 30, 2013.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	34	$3,643	Long	12/13	$91

At September 30, 2013, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.9%
Consumer Staples	4.0
Energy	5.6
Financials	22.4
Health Care	13.0
Industrials	14.4
Information Technology	18.1
Materials	4.8
Telecommunication Services	0.8
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$863,143	(1)	$ –	$–	$863,143
Rights	–	*	–	–	–	*
Warrants	3		–	–	3
Investment Companies	7,359		–	–	7,359
Short-Term Investments	–		2,555	–	2,555
Total Investments	$870,505		$2,555	$–	$873,060

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$91		$ –	$–	$91

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9%

Advertising – 0.2%

Interpublic Group of (The) Cos., Inc.	140,463	$2,413

Omnicom Group, Inc.	85,630	5,432
		7,845

Aerospace/Defense – 2.0%

Boeing (The) Co.	231,919	27,250

General Dynamics Corp.	111,330	9,744

L-3 Communications Holdings, Inc.	30,045	2,839

Lockheed Martin Corp.	90,035	11,484

Northrop Grumman Corp.	76,892	7,325

Raytheon Co.	107,736	8,303

Rockwell Collins, Inc.	45,325	3,076

United Technologies Corp.	282,207	30,428
		100,449

Agriculture – 1.8%

Altria Group, Inc.	669,027	22,981

Archer-Daniels-Midland Co.	219,941	8,103

Lorillard, Inc.	125,016	5,598

Philip Morris International, Inc.	540,872	46,834

Reynolds American, Inc.	106,316	5,186
		88,702

Airlines – 0.2%

Delta Air Lines, Inc.	286,659	6,762

Southwest Airlines Co.	235,967	3,436
		10,198

Apparel – 0.5%

NIKE, Inc., Class B	249,907	18,153

Ralph Lauren Corp.	20,341	3,351

VF Corp.	29,270	5,826
		27,330

Auto Manufacturers – 0.8%

Ford Motor Co.	1,316,614	22,211

General Motors Co. *	314,550	11,315

PACCAR, Inc.	118,004	6,568
		40,094

Auto Parts & Equipment – 0.4%

BorgWarner, Inc.	38,080	3,861

Delphi Automotive PLC	94,473	5,519

Goodyear Tire & Rubber (The) Co. *	81,516	1,830

Johnson Controls, Inc.	228,573	9,486
		20,696

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Banks – 7.5%

Bank of America Corp.	3,590,762	$49,552

Bank of New York Mellon (The) Corp.	385,088	11,626

BB&T Corp.	235,750	7,957

Capital One Financial Corp.	195,657	13,449

Citigroup, Inc.	1,016,414	49,306

Comerica, Inc.	62,398	2,453

Fifth Third Bancorp	296,379	5,347

Goldman Sachs Group (The), Inc.	139,666	22,097

Huntington Bancshares, Inc.	278,858	2,303

JPMorgan Chase & Co.	1,258,091	65,031

KeyCorp	303,502	3,460

M&T Bank Corp.	43,456	4,864

Morgan Stanley	464,967	12,531

Northern Trust Corp. (1)(2)	71,137	3,869

PNC Financial Services Group (The), Inc.	177,584	12,866

Regions Financial Corp.	466,684	4,321

State Street Corp.	149,267	9,814

SunTrust Banks, Inc.	179,936	5,833

US Bancorp	614,484	22,478

Wells Fargo & Co.	1,614,520	66,712

Zions Bancorporation	62,102	1,703
		377,572

Beverages – 2.2%

Beam, Inc.	54,449	3,520

Brown-Forman Corp., Class B	54,304	3,700

Coca-Cola (The) Co.	1,274,030	48,260

Coca-Cola Enterprises, Inc.	83,125	3,343

Constellation Brands, Inc., Class A *	55,457	3,183

Dr. Pepper Snapple Group, Inc.	68,130	3,054

Molson Coors Brewing Co., Class B	52,404	2,627

Monster Beverage Corp. *	45,327	2,368

PepsiCo, Inc.	515,347	40,970
		111,025

Biotechnology – 2.4%

Alexion Pharmaceuticals, Inc. *	65,552	7,614

Amgen, Inc.	251,743	28,180

Biogen Idec, Inc. *	79,418	19,121

Celgene Corp. *	137,407	21,151

Gilead Sciences, Inc. *	511,436	32,139

Regeneron Pharmaceuticals, Inc. *	26,066	8,155

Vertex Pharmaceuticals, Inc. *	77,789	5,898
		122,258

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Building Materials – 0.1%

Masco Corp.	119,044	$2,533

Vulcan Materials Co.	43,009	2,229
		4,762

Chemicals – 2.5%

Air Products & Chemicals, Inc.	70,079	7,468

Airgas, Inc.	22,040	2,337

CF Industries Holdings, Inc.	19,151	4,038

Dow Chemical (The) Co.	404,798	15,544

E.I. du Pont de Nemours & Co.	308,606	18,072

Eastman Chemical Co.	51,740	4,031

Ecolab, Inc.	90,644	8,952

FMC Corp.	45,446	3,260

International Flavors & Fragrances, Inc.	27,215	2,240

LyondellBasell Industries N.V., Class A	149,734	10,965

Monsanto Co.	178,118	18,590

Mosaic (The) Co.	113,883	4,899

PPG Industries, Inc.	47,894	8,001

Praxair, Inc.	98,687	11,863

Sherwin-Williams (The) Co.	29,176	5,315

Sigma-Aldrich Corp.	40,206	3,430
		129,005

Coal – 0.1%

CONSOL Energy, Inc.	76,306	2,568

Peabody Energy Corp.	90,311	1,558
		4,126

Commercial Services – 1.3%

ADT (The) Corp.	66,899	2,720

Automatic Data Processing, Inc.	161,340	11,678

Cintas Corp.	34,407	1,762

Equifax, Inc.	40,190	2,405

H&R Block, Inc.	90,960	2,425

Iron Mountain, Inc.	56,900	1,538

Mastercard, Inc., Class A	34,673	23,327

McGraw Hill Financial, Inc.	92,236	6,050

Moody’s Corp.	64,707	4,551

Quanta Services, Inc. *	70,746	1,946

Robert Half International, Inc.	46,867	1,829

Total System Services, Inc.	55,960	1,646

Western Union (The) Co.	183,404	3,422
		65,299

Computers – 5.8%

Accenture PLC, Class A	215,531	15,872

Apple, Inc.	303,625	144,753

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Computers – 5.8% – continued

Cognizant Technology Solutions Corp., Class A *	100,634	$8,264

Computer Sciences Corp.	49,177	2,544

Dell, Inc.	489,826	6,745

EMC Corp.	695,685	17,782

Hewlett-Packard Co.	641,236	13,453

International Business Machines Corp.	344,130	63,726

NetApp, Inc.	113,502	4,838

SanDisk Corp.	80,373	4,783

Seagate Technology PLC	103,817	4,541

Teradata Corp. *	54,513	3,022

Western Digital Corp.	70,225	4,452
		294,775

Cosmetics/Personal Care – 1.9%

Avon Products, Inc.	144,520	2,977

Colgate-Palmolive Co.	294,686	17,475

Estee Lauder (The) Cos., Inc., Class A	85,461	5,974

Procter & Gamble (The) Co.	915,334	69,190
		95,616

Distribution/Wholesale – 0.3%

Fastenal Co.	91,286	4,587

Fossil Group, Inc. *	16,793	1,952

Genuine Parts Co.	51,745	4,186

WW Grainger, Inc.	20,676	5,411
		16,136

Diversified Financial Services – 2.6%

American Express Co.	310,056	23,416

Ameriprise Financial, Inc.	66,329	6,041

BlackRock, Inc.	42,108	11,395

Charles Schwab (The) Corp.	386,701	8,175

CME Group, Inc.	105,079	7,763

Discover Financial Services	161,711	8,173

E*TRADE Financial Corp. *	96,480	1,592

Franklin Resources, Inc.	135,943	6,872

IntercontinentalExchange, Inc. *	24,279	4,405

Invesco Ltd.	148,485	4,737

Legg Mason, Inc.	36,070	1,206

NASDAQ OMX Group (The), Inc.	38,713	1,242

NYSE Euronext	81,094	3,404

SLM Corp.	145,871	3,632

T Rowe Price Group, Inc.	87,306	6,280

Visa, Inc., Class A	172,520	32,969
		131,302

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Electric – 2.8%

AES Corp.	206,523	$2,745

Ameren Corp.	80,956	2,821

American Electric Power Co., Inc.	163,243	7,077

CMS Energy Corp.	88,587	2,332

Consolidated Edison, Inc.	97,742	5,389

Dominion Resources, Inc.	193,574	12,094

DTE Energy Co.	58,751	3,876

Duke Energy Corp.	236,196	15,773

Edison International	108,700	5,007

Entergy Corp.	59,453	3,757

Exelon Corp.	287,143	8,511

FirstEnergy Corp.	139,541	5,086

Integrys Energy Group, Inc.	26,211	1,465

NextEra Energy, Inc.	142,285	11,406

Northeast Utilities	104,895	4,327

NRG Energy, Inc.	107,657	2,942

Pepco Holdings, Inc.	82,202	1,517

PG&E Corp.	149,024	6,098

Pinnacle West Capital Corp.	36,409	1,993

PPL Corp.	211,134	6,414

Public Service Enterprise Group, Inc.	168,713	5,556

SCANA Corp.	46,677	2,149

Southern (The) Co.	292,351	12,039

TECO Energy, Inc.	67,787	1,121

Wisconsin Energy Corp.	76,398	3,085

Xcel Energy, Inc.	165,949	4,582
		139,162

Electrical Components & Equipment – 0.4%

AMETEK, Inc.	81,808	3,765

Emerson Electric Co.	238,871	15,455

Molex, Inc.	45,921	1,769
		20,989

Electronics – 1.3%

Agilent Technologies, Inc.	110,566	5,666

Amphenol Corp., Class A	53,333	4,127

FLIR Systems, Inc.	47,766	1,500

Garmin Ltd.	41,211	1,862

Honeywell International, Inc.	261,971	21,754

Jabil Circuit, Inc.	61,096	1,325

PerkinElmer, Inc.	37,487	1,415

TE Connectivity Ltd.	138,617	7,178

Thermo Fisher Scientific, Inc.	120,488	11,103

Tyco International Ltd.	154,829	5,416

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Electronics – 1.3% – continued

Waters Corp. *	28,662	$3,044
		64,390

Engineering & Construction – 0.1%

Fluor Corp.	54,381	3,859

Jacobs Engineering Group, Inc. *	43,734	2,544
		6,403

Entertainment – 0.0%

International Game Technology	86,695	1,641

Environmental Control – 0.2%

Republic Services, Inc.	91,001	3,036

Stericycle, Inc. *	28,821	3,326

Waste Management, Inc.	145,390	5,996
		12,358

Food – 1.8%

Campbell Soup Co.	59,618	2,427

ConAgra Foods, Inc.	141,203	4,284

General Mills, Inc.	214,169	10,263

Hershey (The) Co.	50,055	4,630

Hormel Foods Corp.	45,456	1,915

JM Smucker (The) Co.	35,215	3,699

Kellogg Co.	86,092	5,056

Kraft Foods Group, Inc.	199,289	10,451

Kroger (The) Co.	173,597	7,003

McCormick & Co., Inc. (Non Voting)	44,075	2,852

Mondelez International, Inc., Class A	595,422	18,708

Safeway, Inc.	79,989	2,559

Sysco Corp.	196,683	6,260

Tyson Foods, Inc., Class A	93,110	2,633

Whole Foods Market, Inc.	124,511	7,284
		90,024

Forest Products & Paper – 0.2%

International Paper Co.	149,520	6,698

MeadWestvaco Corp.	59,065	2,267
		8,965

Gas – 0.3%

AGL Resources, Inc.	39,289	1,809

CenterPoint Energy, Inc.	142,997	3,428

NiSource, Inc.	104,190	3,218

Sempra Energy	75,937	6,500
		14,955

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Hand/Machine Tools – 0.1%

Snap-on, Inc.	19,463	$1,937

Stanley Black & Decker, Inc.	53,463	4,842
		6,779

Healthcare - Products – 1.8%

Baxter International, Inc.	181,546	11,926

Becton Dickinson and Co.	64,863	6,487

Boston Scientific Corp. *	450,261	5,286

CareFusion Corp. *	71,724	2,647

Covidien PLC	153,717	9,367

CR Bard, Inc.	26,480	3,050

DENTSPLY International, Inc.	47,243	2,051

Edwards Lifesciences Corp. *	37,698	2,625

Hospira, Inc. *	55,221	2,166

Intuitive Surgical, Inc. *	13,268	4,992

Life Technologies Corp. *	57,529	4,305

Medtronic, Inc.	333,347	17,751

Patterson Cos., Inc.	27,529	1,107

St. Jude Medical, Inc.	95,984	5,148

Stryker Corp.	98,500	6,658

Varian Medical Systems, Inc. *	36,188	2,704

Zimmer Holdings, Inc.	56,803	4,666
		92,936

Healthcare - Services – 1.3%

Aetna, Inc.	124,422	7,966

Cigna Corp.	94,606	7,271

DaVita HealthCare Partners, Inc. *	59,025	3,359

Humana, Inc.	52,044	4,857

Laboratory Corp. of America Holdings *	30,204	2,995

Quest Diagnostics, Inc.	50,868	3,143

Tenet Healthcare Corp. *	34,532	1,422

UnitedHealth Group, Inc.	339,676	24,324

WellPoint, Inc.	99,656	8,332
		63,669

Holding Companies - Diversified – 0.1%

Leucadia National Corp.	104,880	2,857

Home Builders - 0.1%

DR Horton, Inc.	95,117	1,848

Lennar Corp., Class A	55,110	1,951

PulteGroup, Inc.	116,977	1,930
		5,729

Home Furnishings – 0.1%

Harman International Industries, Inc.	22,779	1,509

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Home Furnishings – 0.1% – continued

Whirlpool Corp.	26,404	$3,866
		5,375

Household Products/Wares – 0.3%

Avery Dennison Corp.	32,945	1,434

Clorox (The) Co.	43,463	3,552

Kimberly-Clark Corp.	127,830	12,044
		17,030

Housewares – 0.1%

Newell Rubbermaid, Inc.	96,243	2,647

Insurance – 4.3%

ACE Ltd.	113,492	10,618

Aflac, Inc.	155,543	9,642

Allstate (The) Corp.	155,029	7,837

American International Group, Inc.	493,596	24,004

American International Group, Inc. - (Fractional Shares) *	81,909	–

Aon PLC	102,472	7,628

Assurant, Inc.	25,242	1,366

Berkshire Hathaway, Inc., Class B *	601,659	68,294

Chubb (The) Corp.	85,496	7,631

Cincinnati Financial Corp.	48,957	2,309

Genworth Financial, Inc., Class A *	164,516	2,104

Hartford Financial Services Group, Inc.	152,156	4,735

Lincoln National Corp.	88,452	3,714

Loews Corp.	102,547	4,793

Marsh & McLennan Cos., Inc.	183,698	8,000

MetLife, Inc.	374,293	17,573

Principal Financial Group, Inc.	92,036	3,941

Progressive (The) Corp.	185,147	5,042

Prudential Financial, Inc.	155,500	12,126

Torchmark Corp.	30,626	2,216

Travelers (The) Cos., Inc.	124,868	10,585

Unum Group	87,542	2,665

XL Group PLC	95,044	2,929
		219,752

Internet – 3.8%

Amazon.com, Inc. *	123,654	38,659

eBay, Inc. *	389,756	21,745

Expedia, Inc.	35,904	1,859

F5 Networks, Inc. *	26,075	2,236

Google, Inc., Class A *	93,489	81,888

Netflix, Inc. *	19,690	6,088

priceline.com, Inc. *	17,217	17,406

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Internet – 3.8% – continued

Symantec Corp.	232,694	$5,759

TripAdvisor, Inc. *	37,547	2,848

VeriSign, Inc. *	45,243	2,302

Yahoo!, Inc. *	316,310	10,489
		191,279

Iron/Steel – 0.2%

Allegheny Technologies, Inc.	35,337	1,078

Cliffs Natural Resources, Inc.	50,843	1,042

Nucor Corp.	107,136	5,252

United States Steel Corp.	47,732	983
		8,355

Leisure Time – 0.2%

Carnival Corp.	146,344	4,777

Harley-Davidson, Inc.	74,818	4,806
		9,583

Lodging – 0.3%

Marriott International, Inc., Class A	75,983	3,196

Starwood Hotels & Resorts Worldwide, Inc.	64,959	4,317

Wyndham Worldwide Corp.	44,456	2,710

Wynn Resorts Ltd.	27,024	4,270
		14,493

Machinery - Construction & Mining – 0.4%

Caterpillar, Inc.	212,707	17,734

Joy Global, Inc.	35,430	1,808
		19,542

Machinery - Diversified – 0.6%

Cummins, Inc.	58,227	7,736

Deere & Co.	128,024	10,420

Flowserve Corp.	46,964	2,930

Rockwell Automation, Inc.	46,145	4,935

Roper Industries, Inc.	33,077	4,395

Xylem, Inc.	61,484	1,717
		32,133

Media – 3.6%

Cablevision Systems Corp., Class A (New York Group)	71,772	1,209

CBS Corp., Class B (Non Voting)	188,003	10,370

Comcast Corp., Class A	874,115	39,466

DIRECTV *	170,640	10,196

Discovery Communications, Inc., Class A *	77,216	6,519

Gannett Co., Inc.	76,009	2,036

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Media – 3.6% – continued

News Corp. *	166,088	$2,667

Nielsen Holdings N.V.	71,920	2,621

Scripps Networks Interactive, Inc., Class A	36,654	2,863

Time Warner Cable, Inc.	95,519	10,660

Time Warner, Inc.	307,513	20,237

Twenty-First Century Fox, Inc.	664,343	22,256

Viacom, Inc., Class B	145,071	12,125

Walt Disney (The) Co.	555,232	35,807

Washington Post (The) Co., Class B	1,436	878
		179,910

Metal Fabrication/Hardware – 0.2%

Precision Castparts Corp.	48,618	11,048

Mining – 0.4%

Alcoa, Inc.	354,823	2,881

Freeport-McMoRan Copper & Gold, Inc.	347,326	11,489

Newmont Mining Corp.	165,759	4,658
		19,028

Miscellaneous Manufacturing – 3.4%

3M Co.	217,029	25,916

Danaher Corp.	199,976	13,862

Dover Corp.	57,089	5,128

Eaton Corp. PLC	158,594	10,918

General Electric Co.	3,403,491	81,309

Illinois Tool Works, Inc.	137,592	10,494

Ingersoll-Rand PLC	90,563	5,881

Leggett & Platt, Inc.	48,038	1,448

Pall Corp.	37,237	2,869

Parker Hannifin Corp.	49,817	5,416

Pentair Ltd. (Registered)	66,656	4,329

Textron, Inc.	94,423	2,607
		170,177

Office/Business Equipment – 0.1%

Pitney Bowes, Inc.	66,875	1,216

Xerox Corp.	387,952	3,992
		5,208

Oil & Gas – 8.2%

Anadarko Petroleum Corp.	168,087	15,630

Apache Corp.	134,990	11,493

Cabot Oil & Gas Corp.	140,696	5,251

Chesapeake Energy Corp.	169,472	4,386

Chevron Corp.	645,737	78,457

ConocoPhillips	408,866	28,420

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Oil & Gas – 8.2% – continued

Denbury Resources, Inc. *	124,698	$2,296

Devon Energy Corp.	127,663	7,374

Diamond Offshore Drilling, Inc.	23,419	1,459

Ensco PLC, Class A	77,837	4,184

EOG Resources, Inc.	91,077	15,418

EQT Corp.	50,218	4,455

Exxon Mobil Corp.	1,471,089	126,572

Helmerich & Payne, Inc.	35,575	2,453

Hess Corp.	96,484	7,462

Marathon Oil Corp.	237,913	8,298

Marathon Petroleum Corp.	104,662	6,732

Murphy Oil Corp.	58,802	3,547

Nabors Industries Ltd.	87,065	1,398

Newfield Exploration Co. *	46,014	1,259

Noble Corp.	84,605	3,196

Noble Energy, Inc.	119,888	8,034

Occidental Petroleum Corp.	269,378	25,198

Phillips 66	204,246	11,809

Pioneer Natural Resources Co.	46,308	8,743

QEP Resources, Inc.	59,403	1,645

Range Resources Corp.	54,449	4,132

Rowan Cos. PLC, Class A *	41,280	1,516

Southwestern Energy Co. *	117,373	4,270

Tesoro Corp.	45,180	1,987

Valero Energy Corp.	180,578	6,167

WPX Energy, Inc. *	66,441	1,280
		414,521

Oil & Gas Services – 1.6%

Baker Hughes, Inc.	148,543	7,293

Cameron International Corp. *	82,063	4,790

FMC Technologies, Inc. *	79,283	4,394

Halliburton Co.	282,712	13,613

National Oilwell Varco, Inc.	142,640	11,142

Schlumberger Ltd.	442,260	39,078
		80,310

Packaging & Containers – 0.1%

Ball Corp.	48,611	2,182

Bemis Co., Inc.	34,237	1,336

Owens-Illinois, Inc. *	55,008	1,651

Sealed Air Corp.	65,266	1,774
		6,943

Pharmaceuticals – 7.0%

Abbott Laboratories	518,755	17,217

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Pharmaceuticals – 7.0% – continued

AbbVie, Inc.	529,777	$23,697

Actavis, Inc. *	57,931	8,342

Allergan, Inc.	99,466	8,997

AmerisourceBergen Corp.	77,088	4,710

Bristol-Myers Squibb Co.	550,153	25,461

Cardinal Health, Inc.	113,149	5,901

Eli Lilly & Co.	331,748	16,697

Express Scripts Holding Co. *	272,414	16,830

Forest Laboratories, Inc. *	79,427	3,399

Johnson & Johnson	941,621	81,629

McKesson Corp.	76,420	9,805

Mead Johnson Nutrition Co.	67,563	5,017

Merck & Co., Inc.	977,915	46,558

Mylan, Inc. *	127,267	4,858

Perrigo Co.	31,457	3,881

Pfizer, Inc.	2,212,295	63,515

Zoetis, Inc.	166,865	5,193
		351,707

Pipelines – 0.5%

Kinder Morgan, Inc.	225,128	8,008

ONEOK, Inc.	68,809	3,669

Spectra Energy Corp.	223,365	7,646

Williams (The) Cos., Inc.	227,898	8,286
		27,609

Real Estate – 0.0%

CBRE Group, Inc., Class A *	92,976	2,150

Real Estate Investment Trusts – 1.9%

American Tower Corp.	131,978	9,783

Apartment Investment & Management Co., Class A	49,543	1,384

AvalonBay Communities, Inc.	40,598	5,160

Boston Properties, Inc.	51,107	5,463

Equity Residential	112,031	6,001

HCP, Inc.	151,713	6,213

Health Care REIT, Inc.	95,855	5,979

Host Hotels & Resorts, Inc.	251,421	4,443

Kimco Realty Corp.	136,656	2,758

Macerich (The) Co.	47,016	2,654

Plum Creek Timber Co., Inc.	54,475	2,551

Prologis, Inc.	166,398	6,260

Public Storage	48,201	7,739

Simon Property Group, Inc.	103,753	15,379

Ventas, Inc.	97,855	6,018

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Real Estate Investment Trusts – 1.9% – continued

Vornado Realty Trust	58,122	$4,886

Weyerhaeuser Co.	195,207	5,589
		98,260

Retail – 6.5%

Abercrombie & Fitch Co., Class A	25,557	904

AutoNation, Inc. *	21,506	1,122

AutoZone, Inc. *	11,870	5,018

Bed Bath & Beyond, Inc. *	72,964	5,644

Best Buy Co., Inc.	89,593	3,360

CarMax, Inc. *	74,944	3,632

Chipotle Mexican Grill, Inc. *	10,316	4,422

Coach, Inc.	93,801	5,115

Costco Wholesale Corp.	145,742	16,778

CVS Caremark Corp.	410,588	23,301

Darden Restaurants, Inc.	43,974	2,035

Dollar General Corp. *	99,486	5,617

Dollar Tree, Inc. *	74,726	4,271

Family Dollar Stores, Inc.	32,529	2,343

GameStop Corp., Class A	38,577	1,915

Gap (The), Inc.	92,210	3,714

Home Depot (The), Inc.	478,677	36,308

J.C. Penney Co., Inc. *	101,785	898

Kohl’s Corp.	68,034	3,521

L Brands, Inc.	81,383	4,972

Lowe’s Cos., Inc.	351,473	16,734

Macy’s, Inc.	125,747	5,441

McDonald’s Corp.	334,047	32,139

Nordstrom, Inc.	48,167	2,707

O’Reilly Automotive, Inc. *	36,271	4,628

PetSmart, Inc.	34,491	2,630

PVH Corp.	27,451	3,258

Ross Stores, Inc.	72,413	5,272

Staples, Inc.	221,533	3,245

Starbucks Corp.	251,095	19,327

Target Corp.	210,908	13,494

Tiffany & Co.	36,777	2,818

TJX Cos., Inc.	238,997	13,477

Urban Outfitters, Inc. *	37,138	1,365

Walgreen Co.	290,569	15,633

Wal-Mart Stores, Inc.	543,952	40,231

Yum! Brands, Inc.	149,121	10,646
		327,935

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Savings & Loans – 0.1%

Hudson City Bancorp, Inc.	158,587	$1,435

People’s United Financial, Inc.	108,249	1,557
		2,992

Semiconductors – 2.8%

Altera Corp.	106,722	3,966

Analog Devices, Inc.	104,316	4,908

Applied Materials, Inc.	400,718	7,029

Broadcom Corp., Class A	183,916	4,784

First Solar, Inc. *	23,226	934

Intel Corp.	1,665,153	38,165

KLA-Tencor Corp.	55,324	3,366

Lam Research Corp. *	54,242	2,777

Linear Technology Corp.	77,579	3,077

LSI Corp.	182,564	1,428

Microchip Technology, Inc.	65,588	2,642

Micron Technology, Inc. *	347,133	6,064

NVIDIA Corp.	192,574	2,996

QUALCOMM, Inc.	573,331	38,620

Teradyne, Inc. *	65,175	1,077

Texas Instruments, Inc.	368,244	14,829

Xilinx, Inc.	89,171	4,178
		140,840

Software – 3.7%

Adobe Systems, Inc. *	156,153	8,111

Akamai Technologies, Inc. *	59,307	3,066

Autodesk, Inc. *	75,033	3,089

CA, Inc.	108,995	3,234

Cerner Corp. *	98,644	5,184

Citrix Systems, Inc. *	62,462	4,410

Dun & Bradstreet (The) Corp.	13,008	1,351

Electronic Arts, Inc. *	102,674	2,623

Fidelity National Information Services, Inc.	97,838	4,544

Fiserv, Inc. *	43,548	4,401

Intuit, Inc.	99,292	6,584

Microsoft Corp.	2,533,333	84,385

Oracle Corp.	1,191,691	39,528

Paychex, Inc.	108,215	4,398

Red Hat, Inc. *	63,303	2,921

Salesforce.com, Inc. *	183,266	9,513
		187,342

Telecommunications – 3.6%

AT&T, Inc.	1,774,778	60,023

CenturyLink, Inc.	200,902	6,304

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Telecommunications – 3.6% – continued

Cisco Systems, Inc.	1,791,881	$41,966

Corning, Inc.	488,331	7,125

Crown Castle International Corp. *	97,811	7,143

Frontier Communications Corp.	332,369	1,386

Harris Corp.	35,789	2,122

JDS Uniphase Corp. *	80,649	1,186

Juniper Networks, Inc. *	168,960	3,356

Motorola Solutions, Inc.	79,125	4,699

Verizon Communications, Inc.	956,328	44,622

Windstream Holdings, Inc.	201,085	1,609
		181,541

Toys, Games & Hobbies – 0.1%

Hasbro, Inc.	39,025	1,839

Mattel, Inc.	115,379	4,830
		6,669

Transportation – 1.7%

C.H. Robinson Worldwide, Inc.	53,600	3,192

CSX Corp.	341,229	8,783

Expeditors International of	68,968	3,039

Washington, Inc.

FedEx Corp.	99,282	11,329

Kansas City Southern	36,815	4,026

Norfolk Southern Corp.	104,228	8,062

Ryder System, Inc.	17,533	1,047

Union Pacific Corp.	154,980	24,075

United Parcel Service, Inc., Class B	241,361	22,053
		85,606
Total Common Stocks
(Cost $3,438,491)		4,998,032

INVESTMENT COMPANIES – 0.8%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	42,911,597	42,912
Total Investment Companies
(Cost $42,912)		42,912

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.08%, 10/17/13 (5)	$10,505	$10,505
Total Short-Term Investments
(Cost $10,505)		10,505

Total Investments – 99.9%
(Cost $3,491,908)		5,051,449

Other Assets less Liabilities – 0.1%		3,692
NET ASSETS –100.0%		$5,055,141

(1)	At March 31, 2013, the value of the Fund’s investment in Northern Trust Corp. was approximately $3,881,000. There were no purchases or sales during the six months ended September 30, 2013. The change in net unrealized depreciation during the six months ended September 30, 2013, was approximately $12,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $72,982,000 with net sales of approximately $30,070,000 during the six months ended September 30, 2013.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P 500	682	$57,094	Long	12/13	$239

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	10.0
Energy	10.5
Financials	16.3
Health Care	13.0
Industrials	10.7
Information Technology	17.9
Materials	3.5
Telecommunication Services	2.4
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$4,998,032	(1)	$–	$–	$4,998,032
Investment Companies	42,912		–	–	42,912
Short-Term Investments	–		10,505	–	10,505
Total Investments	$5,040,944		$10,505	$–	$5,051,449

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$239		$–	$–	$239

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 47 funds as of September 30, 2013, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The NTGI PVC is responsible for making the final determination of the fair value of a security. In making its determination, the NTGI PVC considers factors that it deems appropriate to the determination of the fair value of a security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts, in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2013, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $2,115,000, $2,555,000 and $10,505,000, respectively. The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds had entered into exchange-traded long futures contracts at September 30, 2013. The aggregate fair value of cash and foreign currencies to cover margin requirements for open positions was approximately $2,626,000, $2,418,000, $174,000 and $3,790,000 respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are

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NOTES TO THE FINANCIAL STATEMENTS continued

recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2013, were approximately $1,000 and $2,000 for the Emerging Markets Equity Index and the Global Real Estate Index Funds, respectively. Redemption fees for the six months ended September 30, 2013, were less than $500 for the Global Sustainability Index and the International Equity Index Funds. Redemption fees for the fiscal year ended March 31, 2013, were approximately $10,000 and $2,000 for the Emerging Markets Equity Index and the Global Real Estate Index Funds, respectively. Redemption fees for the fiscal year ended March 31, 2013, were less than $500 for the Global Sustainability Index and the International Equity Index Funds. These amounts are included in Payments for Shares Redeemed in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts

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SEPTEMBER 30, 2013 (UNAUDITED)

may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs’’) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2013, the following reclassifications were recorded:

Amounts in thousands	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	CAPITAL STOCK
Emerging Markets Equity Index	$(1,499)	$1,499	$ —
Global Real Estate Index	(2,301)	2,301	—
Global Sustainability Index	(61)	61	—
International Equity Index	(1,767)	1,516	251
Mid Cap Index	(546)	546	—
Small Cap Index	(259)	(626)	885
Stock Index	(488)	(7,311)	7,799

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2012, through the fiscal year ended March 31, 2013, the following Funds incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year:

Amounts in thousands
Emerging Markets Equity Index	$6,951
International Equity Index	8,415

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD		LONG-TERM CAPITAL LOSS CARRYFORWARD
Emerging Markets Equity Index	$1,850		$20,573
Global Sustainability Index	—		620
International Equity Index	3,164	*	69,536	*
Stock Index	—		5,751	*

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	MARCH 31, 2017		MARCH 31, 2018		MARCH 31, 2019
Emerging Markets Equity Index	$12,794		$101,299		$4,624
Global Sustainability Index	673		135		2,654
International Equity Index	63,735	*	194,512	*	11,357	*
Small Cap Index	8,652	*	643	*	—
Stock Index	12,652	*	2,774	*	3,047	*

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2019.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

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NOTES TO THE FINANCIAL STATEMENTS continued

The Global Real Estate Index Fund has elected to defer net capital losses and/or Section 988 net currency losses incurred from November 1, 2012 through November 30, 2012, the Fund’s last tax year end, as having arisen on the first day of the following tax year:

Amounts in thousands
Global Real Estate Index	$841

At November 30, 2012, the Global Real Estate Index Fund’s last tax year end, capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Global Real Estate Index	$ —	$3,375

At November 30, 2012, the Global Real Estate Index Fund’s last tax year end, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2016	NOVEMBER 30, 2017	NOVEMBER 30, 2018	NOVEMBER 30, 2019
Global Real Estate Index	$99,834	$496,445	$10,164	$13,694

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Emerging Markets Equity Index	$2,912	$ —	$248,069
Global Sustainability Index	570	—	26,580
International Equity Index	19,919	—	246,280
Mid Cap Index	5,040	8,730	203,015
Small Cap Index	667	8,561	150,310
Stock Index	2,123	8,064	1,094,789

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2012, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Global Real Estate Index	$19,856	$ —	$82,238

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$44,000	$ —
Global Sustainability Index	2,800	—
International Equity Index	53,302	—
Mid Cap Index	11,362	16,039
Small Cap Index	9,996	4,381
Stock Index	80,033	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$21,001	$ —
Global Sustainability Index	1,864	—
International Equity Index	43,000	—
Mid Cap Index	4,532	—
Small Cap Index	3,120	—
Stock Index	46,242	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax year ended November 30, 2012 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2012 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$19,073	$ —

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SEPTEMBER 30, 2013 (UNAUDITED)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2012 through March 31, 2013 will be determined at the end of its tax year.

As of March 31, 2013, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Global Real Estate Index Fund, filed for the fiscal years ended March 31, 2010 through March 31, 2012 remain subject to examination by the Internal Revenue Service. The Global Real Estate Index Fund’s federal tax returns filed for the tax years ended November 30, 2010 through November 30, 2012 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

J) NETTING AGREEMENTS The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2013, the Funds have not invested in any portfolio securities or entered into any derivative transactions, other than the forward foreign currency exchange contracts as described above, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2013.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2013.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility, on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears which is included in Other expenses on the Statements of Operations.

At a meeting held on November 22, 2013, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 25, 2013 and will expire on November 24, 2014, unless renewed.

At September 30, 2013, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2013 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Emerging Markets Equity Index	$2,700	1.20%
Global Real Estate Index	1,680	1.18%
Global Sustainability Index	100	1.19%

No other Funds incurred any interest expenses during the six months ended September 30, 2013.

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2013, the investment adviser contractually agreed to reimburse the Funds for certain expenses (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investments adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and the expense limitations for the six months ended September 30, 2013, for the Funds were as follows:

	CONTRACTUAL
	ANNUAL ADVISORY FEE	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.35%	0.30%
Global Real Estate Index	0.35%	0.50%
Global Sustainability Index	0.35%	0.30%
International Equity Index	0.25%	0.25%
Mid Cap Index	0.20%	0.15%
Small Cap Index	0.20%	0.15%
Stock Index	0.10%	0.10%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2014. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds. Transfer agent fees are reflected in the Funds’ Statements of Operations.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. Administration fees are reflected in the Funds’ Statements of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund may invest its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, each Fund will bear

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SEPTEMBER 30, 2013 (UNAUDITED)

indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and/or its affiliates. The uninvested cash of each of the Funds currently is invested in the Northern Institutional Diversified Assets Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Northern Institutional Diversified Assets Portfolio is 0.35 percent of the average daily net assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Northern Institutional Diversified Assets Portfolio. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expenses and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index	$—	$375,115	$—	$268,565
Global Real Estate Index	—	172,579	—	81,392
Global Sustainability Index	—	23,070	—	15,527
International Equity Index	$—	$1,469,626	$—	$739,718
Mid Cap Index	—	182,209	—	71,345
Small Cap Index	—	113,490	—	90,170
Stock Index	—	233,548	—	317,762

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2013, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Emerging Markets Equity Index	$371,617	$(198,956)	$172,661	$1,965,792
Global Real Estate Index	159,785	(64,383)	95,402	1,262,465
Global Sustainability Index	37,437	(2,301)	35,136	115,172
International Equity Index	623,401	(139,357)	484,044	3,034,304
Mid Cap Index	281,776	(21,590)	260,186	908,836
Small Cap Index	264,845	(38,052)	226,793	646,267
Stock Index	1,487,431	(55,842)	1,431,589	3,619,860

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2013, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE/ (DECREASE) IN SHARES	NET INCREASE/ (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	34,233	$377,241	—	$ —	(26,200)	$(284,177)	8,033	$93,064
Global Real Estate Index	29,998	286,572	281	2,522	(19,999)	(190,361)	10,280	98,733
Global Sustainability Index	1,089	11,626	—	—	(647)	(6,783)	442	4,843

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE/ (DECREASE) IN SHARES	NET INCREASE/ (DECREASE) IN NET ASSETS
International Equity Index	73,677	$839,337	—	$ —	(14,052)	$(158,378)	59,625	$680,959
Mid Cap Index	11,180	173,385	—	—	(4,969)	(77,293)	6,211	96,092
Small Cap Index	10,469	114,583	—	—	(10,442)	(117,271)	27	(2,688)
Stock Index	30,257	615,935	430	8,713	(36,589)	(757,475)	(5,902)	(132,827)

Transactions in capital shares for the fiscal year ended March 31, 2013, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Emerging Markets Equity Index	65,133		$747,303		421	$4,949	(25,732)	$(287,720)	39,822	$464,532
Global Real Estate Index	70,757		624,766		580	5,139	(19,140)	(170,356)	52,197	459,549
Global Sustainability Index	4,178		39,116		65	610	(3,384)	(30,553)	859	9,173
International Equity Index	99,682	*	1,001,874	*	937	9,671	(39,667)	(386,875)	60,952	624,670
Mid Cap Index	22,515		301,723		1,369	18,108	(9,314)	(122,920)	14,570	196,911
Small Cap Index	26,987	**	249,048	**	731	6,753	(10,371)	(95,349)	17,347	160,452
Stock Index	112,376	***	1,984,137	***	658	11,827	(53,210)	(937,305)	59,824	1,058,659

*	Numbers include assets received in connection with fund reorganization of approximately 24,466,000 shares sold and $243,678,000 in proceeds from shares sold. For further information on the reorganization, see Note 13.

**	Numbers include assets received in connection with fund reorganization of approximately 7,650,000 shares sold and $69,233,000 in proceeds from shares sold. For further information on the reorganization, see Note 13.

***	Numbers include assets received in connection with fund reorganization of approximately 36,026,000 shares sold and $632,618,000 in proceeds from shares sold. For further information on the reorganization, see Note 13.

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2013:

Amounts in thousands		ASSETS				LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Emerging Markets Equity Index	Equity contracts	Net Assets — Unrealized appreciation	$98	*	Net Assets — Unrealized depreciation	$(502	)*	UBS
	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency exchange contracts	78		Unrealized loss on forward foreign currency exchange contracts	—		UBS
Global Real Estate Index	Equity contracts	Net Assets — Unrealized appreciation	51	*	Net Assets — Unrealized depreciation	(327	)*	UBS
	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency exchange contracts	99		Unrealized loss on forward foreign currency exchange contracts	(74)		Citigroup, Goldman Sachs, Morgan Stanley

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

Amounts in thousands		ASSETS				LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Global Sustainability Index	Equity contracts	Net Assets — Unrealized appreciation	$16	*	Net Assets — Unrealized depreciation	$(7	)*	UBS
	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency exchange contracts	3		Unrealized loss on forward foreign currency exchange contracts	(1)		Citigroup, Goldman Sachs, Morgan Stanley
International Equity Index	Equity contracts	Net Assets — Unrealized appreciation	300	*	Net Assets — Unrealized depreciation	(398	)*	UBS
	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency exchange contracts	366		Unrealized loss on forward foreign currency exchange contracts	(33)		Citigroup, Goldman Sachs, Morgan Stanley, UBS
Mid Cap Index	Equity contracts	Net Assets — Unrealized appreciation	339	*	Net Assets — Unrealized depreciation	—		UBS
Small Cap Index	Equity contracts	Net Assets — Unrealized appreciation	91	*	Net Assets — Unrealized depreciation	—		Citigroup
Stock Index	Equity contracts	Net Assets — Unrealized appreciation	239	*	Net Assets — Unrealized depreciation	—		Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table represents forward foreign currency exchange contracts which are subject to netting agreements, as well as the collateral delivered related to those forward foreign currency exchange contracts.

Amounts in thousands	Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Emerging Markets Equity Index	UBS	$78	$—	$—	$78

	Total	$78	$—	$—	$78

Global Real Estate Index	Citibank	$62	$(4)	$—	$58
	Goldman Sachs	—	—	—	—
	Morgan Stanley	37	(37)	—	—

	Total	$99	$(41)	$—	$58

Global Sustainability Index	Goldman Sachs	$1	$—	$—	$1
	Morgan Stanley	2	(1)	—	1

	Total	$3	$(1)	$—	$2

International Equity Index	Citibank	$49	$—	$—	$49
	Goldman Sachs	21	—	—	21
	Morgan Stanley	243	—	—	243
	UBS	53	(33)	—	20

	Total	$366	$(33)	$—	$333

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Emerging Markets Equity Index	UBS	$—	$—	$—	$—

	Total	$—	$—	$—	$—

Global Real Estate Index	Citibank	$(4)	$4	$—	$—
	Goldman Sachs	(20)	—	—	(20)
	Morgan Stanley	(50)	37	—	$(13)

	Total	$(74)	$41	$—	$(33)

Global Sustainability Index	Goldman Sachs	$—	$—	$—	$—
	Morgan Stanley	(1)	1	—	—

	Total	$(1)	$1	$—	$—

International Equity Index	Citibank	$—	$—	$—	$—
	Goldman Sachs	—	—	—	—
	Morgan Stanley	—	—	—	—
	UBS	(33)	33	—	—

	Total	$(33)	$33	$—	$—

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2013:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$2,504
	Forward foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	168
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	4,683
	Forward foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	(173)
Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	191
	Forward foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	2
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	4,554
	Forward foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	282
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	1,708
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	3,569
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	15,058

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SEPTEMBER 30, 2013 (UNAUDITED)

Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(256)
	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	93
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(845)
	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(25)
Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(34)
	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	1
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	98
	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	273
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(398)
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(315)
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,549)

Volume of derivative activity for the six months ended September 30, 2013*:

	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Emerging Markets Equity Index	14	$1,988	68	$2,485
Global Real Estate Index	130	529	479	727
Global Sustainability Index	28	84	131	134
International Equity Index	115	1,071	135	1,216
Mid Cap Index	—	—	185	1,015
Small Cap Index	—	—	183	729
Stock Index	—	—	144	3,668

*	Activity during the period is measured by number of trades during the period and average notional amount forward foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

12. LEGAL PROCEEDINGS

In December 2007, the Mid Cap Index Fund as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits, based on fraudulent transfer claims, seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al. (the “Creditor Trust Action”), was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York, but was removed to the U.S. Bankruptcy Court for the Southern District of New York. The Creditor Trust Action asserts causes of action for intentional and constructive fraudulent transfer under state law. Briefing of motions to dismiss was completed on April 15, 2011, and oral argument was held on May 12, 2011. However, the court did not schedule further argument and has not entered an Order on the motion to dismiss. A second amended complaint was filed in the Creditor Trust Action on December 19, 2011, which expanded the identification of defendants to approximately 2,700 persons and entities, and named the Fund anonymously as a defendant (due to prior court orders, the plaintiff is precluded from disclosing the identities of most recipients of merger consideration).

The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al. (the “Litigation Trust Action”), was initiated as a putative defendant class action on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York and named, among numerous other defendants, the Fund’s custodian, Northern Trust, and persons having a beneficial interest in the Lyondell shares registered with Northern Trust at the time of Lyondell’s December 2007 cash out merger. The Fund is included in the definition of the putative class of defendants. The Fund and other defendants moved to dismiss the complaint on April 7, 2011, briefing was completed on June 13, 2011, and oral argument occurred on July 12, 2011. At the July 12, 2011 hearing, the Litigation Trust voluntarily dismissed from the action its constructive fraudulent transfer claim under the U.S. Bankruptcy Code without prejudice to reinstate it. Accordingly, the intentional fraudulent transfer claim under the U.S. Bankruptcy Code is the only remaining claim in this action. The court subsequently entered an Order on October 6, 2011, which a) denied without prejudice the challenge to the Litigation Trust’s standing to pursue claims, and authorized discovery on this issue; b) confirmed the dismissal of the constructive fraudulent transfer claim; and c) stated that the other grounds for seeking dismissal remain under consideration, during which the obligation to answer the complaint remains tolled.

Both the Creditor Trust and Litigation Trust Actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds received by the Fund was approximately $4,171,000. The Fund cannot predict the outcome of these proceedings. The Fund intends to defend vigorously the Creditor Trust and Litigation Trust Actions.

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. On December 8, 2008, Tribune filed for bankruptcy in the U.S. Bankruptcy Court for the District of Delaware.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The Tribune litigation trustee appointed pursuant to Tribune’s plan of reorganization (the “Litigation Trustee”) has been substituted as the named plaintiff in the Committee Action. On June 2, 2011, a second suit was initiated by certain creditors of Tribune and named Northern Funds as a defendant in the Delaware Superior Court with respect to claims related to the Tribune LBO (Niese et al. v. A.G. Edwards, Inc. et al.), which was subsequently removed to federal court in the United States District Court, District of Delaware. The indenture trustees, on behalf of certain noteholders of Tribune; filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.).

Each of the above proceedings to which Northern Funds is a party attempts to “clawback” the proceeds paid out in connection with the LBO. The putative defendant class is comprised of beneficial owners of shares of Tribune who received proceeds

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

of the LBO. Each of the above proceedings has now been consolidated into a Multi-District Litigation (“MDL”) proceeding, pending in the Southern District of New York. Except for certain administrative and organizational matters, the cases have generally been stayed pursuant to orders of the Court. On September 7, 2012, the Court in the MDL proceeding entered an order modifying the stay and establishing a schedule and process with respect to certain of the proceedings.

The defendants jointly moved to dismiss all of the actions filed by the individual creditors, i.e. the actions commenced by the plaintiffs in Niese et al. and Deutsche Bank Trust Co. et al. The Committee Action is not subject to the motion to dismiss. On September 23, 2013, the Court entered its Memorandum and Order on the motion to dismiss the individual creditors’ actions. While the Court did not agree with all of the defendants’ arguments, the Court granted the motion to dismiss on the grounds that individual creditors do not have standing to assert claims seeking to “clawback” proceeds paid to former shareholders in the LBO while the Litigation Trustee exercises its power in the Committee Action to “clawback” the same proceeds. The individual creditors’ actions, therefore, were dismissed. The Court’s decision, however, left open the possibility that the individual creditors could pursue their “clawback” claims if the Litigation Trustee completely abandoned its “clawback” claims. The Court, therefore, ordered the parties to the Committee Action to prepare a joint letter addressed to the Court, by October 8, 2013. The Court ordered that the letter address whether the Litigation Trustee intends to proceed with its intentional fraudulent conveyance claims or amend its complaint to abandon them. If the latter, the Court requested that the parties address whether the Litigation Trustee could abandon its claims consistent with its fiduciary duties to Tribune’s creditors. The individual creditors filed a notice of appeal of the Court’s Memorandum and Order dismissing their actions on September 30, 2013. The value of the proceeds received by the Stock Index Fund in the LBO was approximately $790,000, which includes proceeds of approximately $362,000 received by the NIF Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Fund cannot predict the outcome of these proceedings. The complaints allege no misconduct by the Fund, and the Fund intends to vigorously defend any lawsuit.

13. REORGANIZATION

On August 9, 2012, the Board of the Trust approved a Plan of Reorganization (the “Plan”) providing for the reorganization of the series of Northern Institutional Funds (“NIF”) listed in the table below (each an “Acquired Fund”) into a corresponding series of the Trust as set forth below under the heading Acquiring Fund (each an “Acquiring Fund”). Pursuant to the Plan, all of the assets of each Acquired Fund were transferred to the corresponding Acquiring Fund, as shown in the table below, in exchange for shares of the Acquiring Fund of equal aggregate value and the corresponding Acquiring Fund’s assumption of all of the current and future liabilities of the Acquired Fund. The cost basis of the investments received from the Acquired Funds was carried forward to the corresponding Acquiring Funds for U.S. GAAP and tax purposes. Immediately following the reorganization, holders of Class A shares of each Acquired Fund held shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A shares held in the Acquired Fund immediately prior to the reorganization. The reorganization was accomplished by a tax-free exchange of shares and was completed on November 2, 2012 as set forth in the table.

	ACQUIRED FUND			ACQUIRING FUND
Amounts in thousands, except Share Conversion Ratio	NIF EQUITY INDEX PORTFOLIO	NIF INTERNATIONAL EQUITY INDEX PORTFOLIO	NIF SMALL COMPANY INDEX PORTFOLIO	NF STOCK INDEX FUND	NF INTERNATIONAL EQUITY INDEX FUND	NF SMALL CAP INDEX FUND
Share Conversion Ratio	0.7989	0.7872	2.0034	0.7989	0.7872	2.0034
Acquired Fund’s Shares	45,097	31,079	3,819	NA	NA	NA
Acquiring Fund’s Shares	NA	NA	NA	36,026	24,466	7,650
Acquiring Fund’s Unrealized Appreciation	154,241	15,549	10,245	NA	NA	NA
Net Assets Before The Reorganization	632,618	243,678	69,233	3,465,032	1,713,446	535,416
Aggregate Net Assets Immediately After The Reorganization	NA	NA	NA	4,097,650	1,957,124	604,649

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2013 (UNAUDITED)

The tables below summarize the operations of the Acquired Funds for the acquiring period from December 1, 2011 to November 2, 2012, and the Funds’ results of operations for the year ended March 31, 2013.

FOR THE PERIOD FROM DECEMBER 1, 2011 TO NOVEMBER 2, 2012 (in thousands)

FUND	NET INVESTMENT INCOME (LOSS)	NET REALIZED GAINS AND NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
NIF Equity Index Portfolio	$14,155	$101,788	$115,943
NIF International Equity Index Portfolio	7,869	11,429	19,298
NIF Small Company Index Portfolio	1,120	7,443	8,563

FOR THE YEAR ENDED MARCH 31, 2013 (In thousands)

FUND	NET INVESTMENT INCOME	NET REALIZED GAINS AND NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
NF Stock Index Fund	$81,256	$483,670	$564,926
NF International Equity Index Fund	55,189	169,014	224,203
NF Small Cap Index Fund	9,253	95,002	104,255

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of net investment income (loss), net realized gains and change in unrealized appreciation (depreciation) on investments, and net increase (decrease) in net assets resulting from operations, of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since November 3, 2012.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the item noted in Note 4 — Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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EQUITY INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2013 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/13 - 9/30/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 110), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 114), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

	EXPENSE RATIO	BEGINNING VALUE 4/1/2013	ENDING ACCOUNT VALUE 9/30/2013	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.30%	$1,000.00	$972.40	$1.48
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2013	ENDING ACCOUNT VALUE 9/30/2013	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.50%	$1,000.00	$974.60	$2.48
Hypothetical**	0.50%	$1,000.00	$1,022.56	$2.54

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2013	ENDING ACCOUNT VALUE 9/30/2013	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.30%	$1,000.00	$1,084.20	$1.57
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2013	ENDING ACCOUNT VALUE 9/30/2013	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.25%	$1,000.00	$1,103.80	$1.32
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2013	ENDING ACCOUNT VALUE 9/30/2013	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.15%	$1,000.00	$1,085.60	$0.78
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76
*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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EQUITY INDEX FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2013 (UNAUDITED)

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2013	ENDING ACCOUNT VALUE 9/30/2013	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.15%	$1,000.00	$1,135.40	$0.80
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2013	ENDING ACCOUNT VALUE 9/30/2013	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.10%	$1,000.00	$1,082.50	$0.52
Hypothetical**	0.10%	$1,000.00	$1,024.57	$0.51

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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EQUITY INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT	SEPTEMBER 30, 2013 (UNAUDITED)

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement, including reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management (advisory and administration) fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds, including reports on soft dollar usage and best execution. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to the pricing and fund accounting systems made during the year, and other investments in technology, including the trade order management system used to process certain trades. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. In addition, they noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their

NORTHERN FUNDS SEMIANNUAL REPORT	125	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT continued

compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees concluded, based on the information received, that the Funds were satisfactorily tracking their respective benchmarks.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were not waived by Northern of the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also considered the additional contractual expense reimbursements that were in effect during the past year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis. The Trustees also took into account fund mergers in the past year of the Stock Index Fund, International Equity Index Fund and Small Cap Index Fund, whereby the Funds acquired corresponding portfolios of the Northern Institutional Funds, also managed by Northern. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees reviewed information on the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees considered that the contractual management fee rates for the International Equity Index Fund, Small Cap Index Fund and Stock Index Fund were above, and the contractual management fee rates for the other Funds were below, their respective Lipper peer group medians. They also considered that each Fund’s total expense ratio after reimbursement of expenses was below its respective Lipper peer objective median. The Trustees reviewed information comparing the Funds’ advisory fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the Global Sustainability Index Fund. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft-dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients, as well as the Funds, benefitted from receipt of these research products and services.

EQUITY INDEX FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the advisory fees paid by the Funds were reasonable in light of the services provided by Northern, its costs and the Funds’ asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN FUNDS SEMIANNUAL REPORT	127	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	CORE BOND FUND

26	FIXED INCOME FUND

39	HIGH YIELD FIXED INCOME FUND

48	SHORT BOND FUND

60	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

62	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

80	ULTRA-SHORT FIXED INCOME FUND

91	U.S. GOVERNMENT FUND

94	ABBREVIATIONS AND OTHER INFORMATION

95	NOTES TO THE FINANCIAL STATEMENTS

108	FUND EXPENSES

110	APPROVAL OF ADVISORY AGREEMENT

116	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	CORE BOND FUND(1)		FIXED INCOME FUND
ASSETS:
Investments, at cost	$91,938	(3)	$1,786,569	(3)
Investments, at value	$92,845	(6)	$1,801,562	(6)
Dividend income receivable	–		2
Interest income receivable	509		14,195
Receivable for foreign tax reclaimable	3		260
Receivable for securities sold	12,988		229,129
Receivable for variation margin on futures contracts	–		–
Receivable for fund shares sold	105		63
Receivable from investment adviser	8		81
Prepaid and other assets	11		10
Total Assets	106,469		2,045,302
LIABILITIES:
Payable for securities purchased	11,712		196,405
Payable for when-issued securities	5,877		178,704
Payable for variation margin on futures contracts	–		36
Payable for fund shares redeemed	454		8,441
Distributions to shareholders	35		869
Payable to affiliates:
Investment advisory fees	6		109
Administration fees	2		41
Custody and accounting fees	1		6
Shareholder servicing fees	–		7
Transfer agent fees	1		27
Trustee fees	5		23
Accrued other liabilities	14		51
Total Liabilities	18,107		384,719
Net Assets	$88,362		$1,660,583
ANALYSIS OF NET ASSETS:
Capital stock	$88,478		$1,665,785
Accumulated undistributed net investment income (loss)	(71)		(2,080)
Accumulated undistributed net realized gain (loss)	(952)		(16,224)
Net unrealized appreciation (depreciation)	907		13,102
Net Assets	$88,362		$1,660,583
Shares Outstanding ($.0001 par value, unlimited authorization)	8,668		163,633
Net Asset Value, Redemption and Offering Price Per Share	$10.19		$10.15

(1)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(3)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $7,775, $134,402, $316,637, $18,341 and $4,682, respectively.
(4)	Amounts include cost from the U.S. Government Portfolio of the Northern Institutional Funds of $49,503 and $6,975, respectively.
(5)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $19,608.
(6)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $7,775, $134,402, $316,637, $18,341 and $4,682, respectively.
(7)	Amounts include value from the U.S. Government Portfolio of the Northern Institutional Funds of $49,503 and $6,975, respectively.
(8)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $19,608.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2013 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND(2)	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND

$5,407,097	(3)	$303,774 (3)	$250,211	(4)	$2,313,733	(5)	$1,296,563	(3)	$43,653	(4)
$5,464,688	(6)	$302,623 (6)	$251,254	(7)	$2,319,264	(8)	$1,299,810	(6)	$43,905	(7)
2		–	1		–		–		–
102,250		1,703	91		15,415		3,790		25
344		–	–		–		–		–
51,235		8,371	15		22,621		11,044		–
–		–	8		–		–		1
4,056		5,256	319		5,336		1,807		1
173		18	13		66		41		6
28		4	3		22		9		4
5,622,776		317,975	251,704		2,362,724		1,316,501		43,942

101,907		1,348	–		64,008		14,971		–
150,317		2,805	14,180		1,362		4,650		2,924
–		21	3		–		–		1
6,003		5,030	166		15,650		1,416		11
5,143		80	10		231		155		3

579		21	16		55		33		5
132		8	6		57		33		1
19		2	2		12		6		1
230		–	3		–		–		–
88		5	4		38		21		–
24		5	10		5		4		5
93		18	25		35		19		19
264,535		9,343	14,425		81,453		21,308		2,970
$5,358,241		$308,632	$237,279		$2,281,271		$1,295,193		$40,972

$5,211,466		$311,817	$240,573		$2,275,214		$1,291,066		$41,966
(852)		(210)	(231)		(220)		(15)		62
90,036		(1,369)	(3,996)		746		895		(1,282)
57,591		(1,606)	933		5,531		3,247		226
$5,358,241		$308,632	$237,279		$2,281,271		$1,295,193		$40,972
715,222		16,221	24,162		224,857		126,837		4,268
$7.49		$19.03	$9.82		$10.15		$10.21		$9.60

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amount in thousands	CORE BOND FUND(1)	FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$1,164	$29,473
Dividend income	1 (3)	6 (3)
Total Investment Income	1,165	29,479
EXPENSES:
Investment advisory fees	170	3,400
Administration fees	64	1,283
Custody fees	20	101
Accounting fees	14	96
Transfer agent fees	43	855
Registration fees	15	18
Printing fees	18	26
Audit fees	8	14
Legal fees	8	12
Shareholder servicing fees	–	19
Trustee fees and expenses	5	16
Interest expense	–	–
Other	5	18
Total Expenses	370	5,858
Less expenses reimbursed by investment adviser	(202)	(2,068)
Net Expenses	168	3,790
Net Investment Income	997	25,689
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(829)	(20,023)
Futures contracts	(121)	2,816
Net change in unrealized appreciation (depreciation) on:
Investments	(1,820)	(45,646)
Futures contracts	(11)	(1,367)
Net Losses	(2,781)	(64,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,784)	$(38,531)

(1)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(3)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1, $6, $1, and $1, respectively.
(4)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(5)	Amounts include dividend income from the U.S. Government Portfolio of the Northern Institutional Funds of $4 and $1, respectively.
(6)	Amounts include dividend income from the Tax-Exempt Portfolio of the Northern Institutional Funds of $2.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND	SHORT BOND FUND(2)	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$190,006	$3,108	$807	$9,613	$5,651	$209
2,300 (4)	1 (3)	4 (5)	2 (6)	1 (3)	1 (5)
192,306	3,109	811	9,615	5,652	210

18,073	655	501	1,644	891	158
4,142	246	188	1,677	891	34
294	27	22	119	67	15
286	26	23	122	69	13
2,761	164	125	1,118	594	23
32	14	16	18	23	12
51	6	6	15	12	5
24	8	9	14	11	8
22	8	7	12	10	8
453	–	7	–	–	1
39	5	5	16	11	5
6	–	–	–	–	–
33	5	7	13	8	5
26,216	1,164	916	4,768	2,587	287
(5,323)	(521)	(418)	(1,999)	(1,107)	(196)
20,893	643	498	2,769	1,480	91
171,413	2,466	313	6,846	4,172	119

71,985	(938)	(2,865)	740	521	(985)
–	754	(592)	–	–	(139)

(196,890)	(3,550)	(304)	(3,269)	(996)	(60)
–	(390)	34	–	–	10
(124,905)	(4,124)	(3,727)	(2,529)	(475)	(1,174)
$46,508	$(1,658)	$(3,414)	$4,317	$3,697	$(1,055)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CORE BOND FUND(1)			FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND
Amounts in thousands	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FOUR MONTHS ENDED MARCH 31, 2013	FISCAL YEAR ENDED NOV. 30, 2012	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2013
OPERATIONS:
Net investment income	$997	$657	$2,436	$25,689	$45,962	$171,413	$408,100
Net realized gains (losses)	(950)	99	2,460	(17,207)	29,999	71,985	146,433
Net change in unrealized appreciation (depreciation)	(1,831)	(1,010)	2,178	(47,013)	18,352	(196,890)	139,068
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,784)	(254)	7,074	(38,531)	94,313	46,508	693,601
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting Shares/Class A share transactions	13,568	(4,590)	(9,626)	(27,911)	88,057	(402,361)	238,076
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	13,568	(4,590)	(9,626)	(27,911)	88,057	(402,361)	238,076
DISTRIBUTIONS TO SHARES/CLASS A SHAREHOLDERS:
From net investment income	(1,085)	(747)	(2,710)	(27,401)	(49,731)	(171,476)	(406,375)
From net realized gains	–	(2,193)	(2,662)	–	(36,886)	–	–
Total Distributions to Shares/Class A Shareholders	(1,085)	(2,940)	(5,372)	(27,401)	(86,617)	(171,476)	(406,375)
Total Increase (Decrease) in Net Assets	10,699	(7,784)	(7,924)	(93,843)	95,753	(527,329)	525,302
NET ASSETS:
Beginning of period	77,663	85,447	93,371	1,754,426	1,658,673	5,885,570	5,360,268
End of period	$88,362	$77,663	$85,447	$1,660,583	$1,754,426	$5,358,241	$5,885,570
Accumulated Undistributed Net Investment Income (Loss)	$(71)	$17	$11	$(2,080)	$(368)	$(852)	$(789)

(1)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND(2)			SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FOUR MONTHS ENDED MARCH 31, 2013	FISCAL YEAR ENDED NOV. 30, 2012	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2013

$2,466	$715	$2,117	$313	$958	$6,846	$10,325	$4,172	$6,365	$119	$293
(184)	305	1,378	(3,457)	3,917	740	1,111	521	1,207	(1,124)	1,302
(3,940)	(6)	1,611	(270)	212	(3,269)	5,581	(996)	1,771	(50)	49
(1,658)	1,014	5,106	(3,414)	5,087	4,317	17,017	3,697	9,343	(1,055)	1,644

2,735	147,476	35,253	(27,360)	(46,798)	39,564	894,368	194,525	634,600	(7,549)	(11,320)
2,735	147,476	35,253	(27,360)	(46,798)	39,564	894,368	194,525	634,600	(7,549)	(11,320)

(2,616)	(832)	(2,365)	(544)	(1,527)	(6,846)	(12,564)	(4,172)	(6,365)	(148)	(378)
–	–	–	–	(7,780)	–	–	–	(1,112)	–	(1,727)
(2,616)	(832)	(2,365)	(544)	(9,307)	(6,846)	(12,564)	(4,172)	(7,477)	(148)	(2,105)
(1,539)	147,658	37,994	(31,318)	(51,018)	37,035	898,821	194,050	636,466	(8,752)	(11,781)

310,171	162,513	124,519	268,597	319,615	2,244,236	1,345,415	1,101,143	464,677	49,724	61,505
$308,632	$310,171	$162,513	$237,279	$268,597	$2,281,271	$2,244,236	$1,295,193	$1,101,143	$40,972	$49,724
$(210)	$(60)	$(8)	$(231)	$–	$(220)	$(220)	$(15)	$(15)	$62	$91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND (1)	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010	FISCAL YEAR ENDED NOV. 30, 2009	FISCAL YEAR ENDED NOV. 30, 2008(2)
Net Asset Value, Beginning of Period	$10.55		$10.96		$10.74		$10.64		$10.36	$9.48	$9.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.08		0.29		0.32		0.37	0.46	0.41
Net realized and unrealized gains (losses)	(0.35)		(0.10)		0.56		0.22		0.28	0.88	(0.31)
Total from Investment Operations	(0.23)		(0.02)		0.85		0.54		0.65	1.34	0.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.10)		(0.32)		(0.32)		(0.37)	(0.46)	(0.41)
From net realized gains	–		(0.29)		(0.31)		(0.12)		–	–	–
Total Distributions Paid	(0.13)		(0.39)		(0.63)		(0.44)		(0.37)	(0.46)	(0.41)
Net Asset Value, End of Period	$10.19		$10.55		$10.96		$10.74		$10.64	$10.36	$9.48
Total Return(3)	(1.98)%		(0.33)%		8.25%		5.31%		6.46%	14.47%	1.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$88,362		$77,663		$85,447		$93,371		$100,451	$95,028	$174,556
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.40	%(5)	0.39	%(5)	0.35	%(5)	0.32	%(5)	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.87%		0.89%		0.68%		0.62%		0.64%	0.61%	0.57%
Net investment income, net of waivers, reimbursements and credits	2.33	%(5)	2.44	%(5)	2.72	%(5)	2.99	%(5)	3.43%	4.47%	4.19%
Net investment income, before waivers, reimbursements and credits	1.86%		1.94%		2.39%		2.69%		3.15%	4.22%	3.98%
Portfolio Turnover Rate	548.43%		417.78%		704.37%		851.07%		765.28%	575.14%	681.34%

(1)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $4,000, $9,000, and $36,000, which represents 0.01, 0.01, 0.01, and 0.04 percent of average net assets, for the six months ended September 30, 2013, four months ended March 31, 2013, and fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010	FISCAL YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.54		$10.46		$10.14		$10.25		$9.77	$9.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.29		0.27		0.30		0.35	0.33
Net realized and unrealized gains (losses)	(0.38)		0.34		0.47		0.20		0.48	(0.07)
Total from Investment Operations	(0.22)		0.63		0.74		0.50		0.83	0.26
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.17)		(0.32)		(0.28)		(0.30)		(0.35)	(0.33)
From net realized gains	–		(0.23)		(0.14)		(0.31)		–	–
Total Distributions Paid	(0.17)		(0.55)		(0.42)		(0.61)		(0.35)	(0.33)
Net Asset Value, End of Period	$10.15		$10.54		$10.46		$10.14		$10.25	$9.77
Total Return(2)	(2.13)%		6.02%		7.48%		4.82%		8.78%	2.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,660,583		$1,754,426		$1,658,673		$1,112,234		$1,080,546	$963,436
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.44	%(4)	0.43	%(4)	0.75	%(4)	0.85	%(4)	0.90%	0.90%
Expenses, before reimbursements and credits	0.68%		0.80%		0.98%		0.99%		0.99%	0.99%
Net investment income, net of reimbursements and credits	3.01	%(4)	2.75	%(4)	2.49	%(4)	2.83	%(4)	3.46%	3.44%
Net investment income, before reimbursements and credits	2.77%		2.38%		2.26%		2.69%		3.37%	3.35%
Portfolio Turnover Rate	423.45%		1,049.21%		699.97%		658.14%		616.19%	613.60%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $45,000, $321,000, $184,000 and $551,000, which represents 0.01, 0.02, 0.01 and 0.05 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010	FISCAL YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$7.66		$7.31		$7.45		$7.08		$5.89	$7.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24		0.51		0.53		0.56		0.61	0.55
Net realized and unrealized gains (losses)	(0.17)		0.35		(0.14)		0.37		1.19	(1.39)
Total from Investment Operations	0.07		0.86		0.39		0.93		1.80	(0.84)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.24)		(0.51)		(0.53)		(0.56)		(0.61)	(0.56)
Total Distributions Paid	(0.24)		(0.51)		(0.53)		(0.56)		(0.61)	(0.56)
Net Asset Value, End of Period	$7.49		$7.66		$7.31		$7.45		$7.08	$5.89
Total Return(2)	0.88%		12.18%		5.60%		13.71%		31.76%	(11.88)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,358,241		$5,885,570		$5,360,268		$4,122,592		$2,960,644	$1,419,454
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.76	%(4)	0.75	%(4)	0.83	%(4)	0.86	%(4)	0.89%	0.90%
Expenses, before reimbursements and credits	0.95%		0.95%		0.95%		0.96%		0.99%	1.01%
Net investment income, net of reimbursements and credits	6.20	%(4)	6.86	%(4)	7.33	%(4)	7.75	%(4)	9.12%	8.41%
Net investment income, before reimbursements and credits	6.01%		6.66%		7.21%		7.65%		9.02%	8.30%
Portfolio Turnover Rate	48.13%		115.51%		88.10%		114.25%		176.39%	96.79%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $59,000, $343,000, $99,000 and $335,000, which represents less than 0.005, 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013, and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND (1)	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010	FISCAL YEAR ENDED NOV. 30, 2009	FISCAL YEAR ENDED NOV. 30, 2008(2)
Net Asset Value, Beginning of Period	$19.27		$19.27		$18.91		$19.05		$18.93	$18.11	$18.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.06		0.26		0.36		0.49	0.46	0.57
Net realized and unrealized gains (losses)	(0.23)		–		0.40		(0.08)		0.14	0.84	(0.23)
Total from Investment Operations	(0.09)		0.06		0.66		0.28		0.63	1.30	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.06)		(0.30)		(0.42)		(0.51)	(0.48)	(0.58)
Total Distributions Paid	(0.15)		(0.06)		(0.30)		(0.42)		(0.51)	(0.48)	(0.58)
Net Asset Value, End of Period	$19.03		$19.27		$19.27		$18.91		$19.05	$18.93	$18.11
Total Return(3)	(0.45)%		0.34%		3.50%		1.47%		3.36%	7.24%	1.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$308,632		$310,171		$162,513		$124,519		$175,313	$193,337	$115,874
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.39	%(5)	0.38	%(5)	0.35	%(5)	0.34	%(5)	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.71%		0.74%		0.61%		0.57%		0.58%	0.59%	0.58%
Net investment income, net of waivers, reimbursements and credits	1.51	%(5)	0.89	%(5)	1.39	%(5)	1.86	%(5)	2.52%	2.48%	3.13%
Net investment income, before waivers, reimbursements and credits	1.19%		0.53%		1.13%		1.63%		2.30%	2.25%	2.91%
Portfolio Turnover Rate	213.03%		181.67%		517.67%		411.73%		432.78%	903.45%	508.41%

(1)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $19,000, $21,000 and $32,000, which represents 0.01, 0.02, 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2013, four months ended March 31, 2013, and fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010	FISCAL YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$9.97		$10.13		$10.31		$10.37		$10.62	$10.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.03		0.01		0.06		0.09	0.16
Net realized and unrealized gains (losses)	(0.14)		0.15		0.28		0.18		0.08	0.34
Total from Investment Operations	(0.13)		0.18		0.29		0.24		0.17	0.50
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.06)		(0.02)		(0.05)		(0.10)	(0.16)
From net realized gains	–		(0.28)		(0.45)		(0.25)		(0.32)	(0.09)
Total Distributions Paid	(0.02)		(0.34)		(0.47)		(0.30)		(0.42)	(0.25)
Net Asset Value, End of Period	$9.82		$9.97		$10.13		$10.31		$10.37	$10.62
Total Return(1)	(1.29)%		1.76%		2.85%		2.30%		1.37%	4.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$237,279		$268,597		$319,615		$1,052,765		$794,392	$557,526
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.40	%(3)	0.38	%(3)	0.79	%(3)	0.83	%(3)	0.90%	0.90	%(4)
Expenses, before reimbursements and credits	0.73%		0.85%		0.99%		0.99%		0.99%	1.00%
Net investment income, net of reimbursements and credits	0.25	%(3)	0.34	%(3)	0.14	%(3)	0.32	%(3)	0.87%	1.50%
Net investment income (loss), before reimbursements and credits	(0.08)%		(0.13)%		(0.06)%		0.16%		0.78%	1.40%
Portfolio Turnover Rate	1,045.52%		2,309.43%		1,331.05%		1,061.57%		1,393.08%	1,169.80%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $55,000, $297,000 and $652,000, which represents less than 0.005, 0.02, 0.04 and 0.07 percent of average net assets for the six months ended September 30, 2013, and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $29,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2009. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.16		$10.13		$10.12		$10.10		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.07		0.10		0.10		0.07
Net realized and unrealized gains (losses)	(0.01)		0.04		0.02		0.03		0.10
Total from Investment Operations	0.02		0.11		0.12		0.13		0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)		(0.08)		(0.10)		(0.10)		(0.07)
From net realized gains	–		–		(0.01)		(0.01)		–	(2)
Total Distributions Paid	(0.03)		(0.08)		(0.11)		(0.11)		(0.07)
Net Asset Value, End of Period	$10.15		$10.16		$10.13		$10.12		$10.10
Total Return(3)	0.21%		1.08%		1.18%		1.26%		1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,281,271		$2,244,236		$1,345,415		$696,520		$328,663
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.25	%(5)	0.20	%(5)	0.25	%(5)	0.24	%(5)	0.25	%(6)
Expenses, before reimbursements and credits	0.43%		0.43%		0.43%		0.44%		0.50%
Net investment income, net of reimbursements and credits	0.61	%(5)	0.62	%(5)	0.95	%(5)	1.01	%(5)	0.84	%(7)
Net investment income, before reimbursements and credits	0.43%		0.39%		0.77%		0.81%		0.59	%(7)
Portfolio Turnover Rate	20.66%		32.02%		116.89%		40.44%		32.98%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $17,000, $16,000 and $28,000, which represents less than 0.005, less than 0.001, less than 0.005, and 0.01 percent of average net assets for the six months ended September 30, 2013, and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $20,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(7)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.22		$10.18		$10.15		$10.11		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.10		0.12		0.10		0.08
Net realized and unrealized gains (losses)	(0.01)		0.05		0.05		0.04		0.11
Total from Investment Operations	0.03		0.15		0.17		0.14		0.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.10)		(0.12)		(0.10)		(0.08)
From net realized gains	–		(0.01)		(0.02)		–	(2)	–
Total Distributions Paid	(0.04)		(0.11)		(0.14)		(0.10)		(0.08)
Net Asset Value, End of Period	$10.21		$10.22		$10.18		$10.15		$10.11
Total Return(3)	0.25%		1.49%		1.59%		1.47%		1.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,295,193		$1,101,143		$464,677		$371,411		$173,199
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.25	%(5)	0.25	%(5)	0.25	%(5)	0.24	%(5)	0.25	%(6)
Expenses, before reimbursements and credits	0.44%		0.45%		0.44%		0.46%		0.55%
Net investment income, net of reimbursements and credits	0.70	%(5)	0.90	%(5)	1.12	%(5)	1.04	%(5)	1.02	%(7)
Net investment income, before reimbursements and credits	0.51%		0.70%		0.93%		0.82%		0.72	%(7)
Portfolio Turnover Rate	20.50%		49.42%		45.97%		52.01%		26.61%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $26,000, $8,000 and $22,000, which represents less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013, and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $11,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(7)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010	FISCAL YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$9.85		$9.97		$9.77		$10.03		$10.65	$10.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.06		0.05		0.11		0.17	0.20
Net realized and unrealized gains (losses)	(0.25)		0.22		0.49		0.22		(0.14)	0.43
Total from Investment Operations	(0.22)		0.28		0.54		0.33		0.03	0.63
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)		(0.07)		(0.06)		(0.12)		(0.17)	(0.21)
From net realized gains	–		(0.33)		(0.28)		(0.47)		(0.48)	(0.03)
Total Distributions Paid	(0.03)		(0.40)		(0.34)		(0.59)		(0.65)	(0.24)
Net Asset Value, End of Period	$9.60		$9.85		$9.97		$9.77		$10.03	$10.65
Total Return(1)	(2.22)%		2.75%		5.51%		3.31%		0.82%	6.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$40,972		$49,724		$61,505		$74,041		$98,398	$144,338
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.40	%(3)	0.39	%(3)	0.76	%(3)	0.85	%(3)	0.90%	0.90%
Expenses, before reimbursements and credits	1.27%		1.22%		1.14%		1.13%		1.09%	1.07%
Net investment income, net of reimbursements and credits	0.53	%(3)	0.51	%(3)	0.50	%(3)	1.00	%(3)	1.55%	1.98%
Net investment income (loss), before reimbursements and credits	(0.34)%		(0.32)%		0.12%		0.72%		1.36%	1.81%
Portfolio Turnover Rate	1,122.56%		2,761.35%		1,609.59%		982.00%		1,271.78%	1,055.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $11,000, $13,000 and $41,000, which represents less than 0.005, 0.02, 0.02, and 0.05 percent of average net assets for the six months ended September 30, 2013, and the fiscal years ended March 31, 2013, 2012 and 2011, respecitively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.5%

Automobile – 0.3%

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	$260	$261

Commercial Mortgage-Backed Securities – 9.2%

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	350	384

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.54%, 10/12/41	490	540

Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.90%, 6/11/40	80	90

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42	455	516

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.88%, 12/10/49	720	814

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	665	729

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	265	293

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.55%, 5/12/45	527	577

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.40%, 5/15/45	440	482

JP Morgan Chase Commercial Mortgage Trust, Series 2005-LDP1, Class A2, 4.63%, 3/15/46	61	61

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41	170	197

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	480	540

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.82%, 6/11/42	405	458

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.5% – continued

Commercial Mortgage-Backed Securities – 9.2% – continued

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.46%, 1/11/43	$450	$523

Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	597	655

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	586	642

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	600	660
		8,161
Total Asset-Backed Securities
(Cost $8,499)		8,422

CORPORATE BONDS – 34.6%

Aerospace/Defense – 0.1%

Northrop Grumman Corp., 1.75%, 6/1/18	100	98

Agriculture – 1.4%

Altria Group, Inc., 10.20%, 2/6/39	205	313

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	125	132
8.50%, 6/15/19	205	255

Lorillard Tobacco Co., 8.13%, 6/23/19	300	364

Reynolds American, Inc., 6.15%, 9/15/43	125	131
		1,195

Auto Manufacturers – 0.7%

Daimler Finance North America LLC, 1.45%, 8/1/16 (1)(2)	100	100

Ford Motor Co., 7.45%, 7/16/31	95	116

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	120	126
1.00%, 3/15/16 (2)	290	288
		630

Auto Parts & Equipment – 0.4%

BorgWarner, Inc., 4.63%, 9/15/20	240	254

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Auto Parts & Equipment – 0.4% – continued

Johnson Controls, Inc., 1.75%, 3/1/14	$90	$90
		344

Banks – 5.6%

Bank of America Corp., 3.75%, 7/12/16	75	79
3.88%, 3/22/17	200	213
6.00%, 9/1/17	170	192
5.70%, 1/24/22	145	162
4.10%, 7/24/23	185	184

Branch Banking & Trust Co., 1.45%, 10/3/16	95	96

Capital One N.A., 1.50%, 3/22/18	105	102

Citigroup, Inc., 2.65%, 3/2/15	135	138
1.25%, 1/15/16	65	65
1.70%, 7/25/16	80	80
6.00%, 8/15/17	275	314
3.50%, 5/15/23	190	171
6.68%, 9/13/43	115	124

Discover Bank, 2.00%, 2/21/18	125	122

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	130	137
5.63%, 1/15/17	145	160
2.38%, 1/22/18	115	114
2.90%, 7/19/18	145	146
5.75%, 1/24/22	155	172
6.75%, 10/1/37	135	141
6.25%, 2/1/41	90	101

HSBC USA, Inc., 2.38%, 2/13/15	125	128
1.63%, 1/16/18	95	93

JPMorgan Chase & Co., 7.90%, 4/30/18	135	146
6.30%, 4/23/19	130	152
5.15%, 5/1/23	155	136

Morgan Stanley, 4.00%, 7/24/15	175	183
3.45%, 11/2/15	105	109
4.75%, 3/22/17	120	130
7.30%, 5/13/19	160	191
5.75%, 1/25/21	100	111

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Banks – 5.6% – continued
4.10%, 5/22/23	$195	$182
6.38%, 7/24/42	96	109

PNC Financial Services Group (The), Inc., 4.85%, 6/1/23	95	82

Wells Fargo & Co., 7.98%, 3/15/18	135	148
		4,913

Beverages – 0.6%

PepsiCo, Inc., 2.25%, 1/7/19	265	266

SABMiller Holdings, Inc., 1.85%, 1/15/15 (2)	225	228
		494

Biotechnology – 0.6%

Celgene Corp., 2.30%, 8/15/18	30	30
5.25%, 8/15/43	105	104

Genzyme Corp., 3.63%, 6/15/15	110	115

Gilead Sciences, Inc., 3.05%, 12/1/16	280	296
		545

Chemicals – 0.4%

Airgas, Inc., 1.65%, 2/15/18	140	136

Eastman Chemical Co., 2.40%, 6/1/17	150	152

Ecolab, Inc., 1.45%, 12/8/17	110	108
		396

Commercial Services – 0.3%

ERAC USA Finance LLC, 7.00%, 10/15/37 (1)(2)	220	261

Computers – 0.4%

Hewlett-Packard Co., 2.60%, 9/15/17	105	106

NetApp, Inc., 2.00%, 12/15/17	255	251
		357

Diversified Financial Services – 2.9%

American Express Credit Corp., 2.80%, 9/19/16	121	127

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Diversified Financial Services – 2.9% – continued

Countrywide Financial Corp., 6.25%, 5/15/16	$205	$227

FMR LLC, 6.45%, 11/15/39 (1)(2)	430	492

Ford Motor Credit Co. LLC, 4.38%, 8/6/23	230	230

General Electric Capital Corp., 3.35%, 10/17/16	140	148
5.63%, 5/1/18	255	293
6.25%, 12/15/22	250	252

Hyundai Capital America, 1.63%, 10/2/15 (2)	455	456
4.00%, 6/8/17 (1)(2)	90	95

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (1)(2)	180	204

SLM Corp., 3.88%, 9/10/15	55	56
		2,580

Electric – 2.1%

CMS Energy Corp., 8.75%, 6/15/19	180	231

Commonwealth Edison Co., 4.70%, 4/15/15	170	180

Exelon Corp., 5.63%, 6/15/35	170	170

Exelon Generation Co. LLC, 6.20%, 10/1/17	100	115

Jersey Central Power & Light Co., 4.70%, 4/1/24 (1)(2)	130	131

MidAmerican Energy Co., 2.40%, 3/15/19	160	163

NextEra Energy Capital Holdings, Inc., 1.34%, 9/1/15	205	206

PPL Capital Funding, Inc., 3.50%, 12/1/22	95	90

Progress Energy, Inc., 4.88%, 12/1/19	100	111
7.75%, 3/1/31	180	231

Southern (The) Co., 2.45%, 9/1/18	200	202
		1,830

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Electronics – 0.4%

Agilent Technologies, Inc., 6.50%, 11/1/17	$195	$228

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	150	156
		384

Entertainment – 0.2%

International Game Technology, 5.35%, 10/15/23	175	179

Food – 0.7%

ConAgra Foods, Inc., 2.10%, 3/15/18	135	134

Kraft Foods Group, Inc., 6.13%, 8/23/18	365	429

Unilever Capital Corp., 2.20%, 3/6/19	90	91
		654

Gas – 0.2%

CenterPoint Energy, Inc., 6.50%, 5/1/18	115	136

Healthcare - Products – 0.5%

Baxter International, Inc., 5.38%, 6/1/18	130	149

CR Bard, Inc., 1.38%, 1/15/18	75	73

Life Technologies Corp., 5.00%, 1/15/21	225	238
		460

Healthcare - Services – 0.7%

Aetna, Inc., 6.00%, 6/15/16	90	101

Cigna Corp., 2.75%, 11/15/16	100	104

Humana, Inc., 3.15%, 12/1/22	120	112
4.63%, 12/1/42	30	27

Ventas Realty LP, 5.70%, 9/30/43	80	81

WellPoint, Inc., 1.88%, 1/15/18	100	99
3.13%, 5/15/22	115	109
		633

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Insurance – 2.4%

Aflac, Inc., 2.65%, 2/15/17	$90	$93

American International Group, Inc., 2.38%, 8/24/15	90	92
3.80%, 3/22/17	175	186
4.13%, 2/15/24	175	175
8.18%, 5/15/58	150	176

Liberty Mutual Group, Inc., 5.00%, 6/1/21 (1)(2)	120	127

Principal Financial Group, Inc., 1.85%, 11/15/17	60	59

Protective Life Corp., 8.45%, 10/15/39	350	441

Prudential Financial, Inc., 3.00%, 5/12/16	280	293
5.63%, 6/15/43	205	193

Reinsurance Group of America, Inc., 4.70%, 9/15/23	290	297
		2,132

Internet – 0.6%

Amazon.com, Inc., 1.20%, 11/29/17	60	59

Symantec Corp., 2.75%, 9/15/15	230	237
2.75%, 6/15/17	130	132
4.20%, 9/15/20	85	87
		515

Iron/Steel – 0.3%

Commercial Metals Co., 7.35%, 8/15/18	130	141

Nucor Corp., 4.00%, 8/1/23	100	98
		239

Lodging – 0.3%

Marriott International, Inc., 3.38%, 10/15/20	275	274

Machinery - Diversified – 0.4%

Cummins, Inc., 4.88%, 10/1/43	195	198

Roper Industries, Inc., 6.25%, 9/1/19	160	186
		384

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Media – 2.0%

CBS Corp., 1.95%, 7/1/17	$75	$75

Comcast Corp., 4.95%, 6/15/16	85	94
6.30%, 11/15/17	140	165
4.25%, 1/15/33	160	151
6.40%, 5/15/38	240	284

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	140	141
5.20%, 3/15/20	155	164
5.15%, 3/15/42	160	136

News America, Inc., 7.25%, 5/18/18	115	141
6.90%, 8/15/39	125	145

Time Warner Cable, Inc., 5.50%, 9/1/41	105	86

Time Warner, Inc., 6.10%, 7/15/40	140	150
		1,732

Mining – 0.4%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	90	90
3.88%, 3/15/23 (1)(2)	105	97
5.45%, 3/15/43 (1)(2)	105	94

Newmont Mining Corp., 3.50%, 3/15/22	90	79
		360

Miscellaneous Manufacturing – 0.3%

General Electric Co., 0.85%, 10/9/15	110	110
5.25%, 12/6/17	120	137
		247

Office/Business Equipment – 0.5%

Xerox Corp., 4.25%, 2/15/15	235	245
2.95%, 3/15/17	110	113
4.50%, 5/15/21	90	93
		451

Oil & Gas – 0.9%

Anadarko Petroleum Corp., 6.38%, 9/15/17	180	209

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Oil & Gas – 0.9% – continued

EQT Corp., 4.88%, 11/15/21	$145	$150

Phillips 66, 2.95%, 5/1/17	200	207

Rowan Cos., Inc., 4.88%, 6/1/22	195	201
		767

Oil & Gas Services – 0.1%

National Oilwell Varco, Inc., 1.35%, 12/1/17	125	123

Pharmaceuticals – 1.2%

Cardinal Health, Inc., 1.70%, 3/15/18	57	56
3.20%, 3/15/23	218	203

Express Scripts Holding Co., 3.13%, 5/15/16	160	167

McKesson Corp., 0.95%, 12/4/15	165	165
5.70%, 3/1/17	100	113

Medco Health Solutions, Inc., 2.75%, 9/15/15	125	129

Mylan, Inc., 1.80%, 6/24/16 (2)	125	126

Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	85	81
		1,040

Pipelines – 1.6%

Energy Transfer Partners L.P., 4.15%, 10/1/20	225	231
3.60%, 2/1/23	105	98
6.50%, 2/1/42	160	169

Enterprise Products Operating LLC, 6.30%, 9/15/17	195	226
6.45%, 9/1/40	220	252

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	200	229

Williams Partners L.P., 3.80%, 2/15/15	245	254
		1,459

Real Estate Investment Trusts – 2.3%

American Tower Corp., 3.50%, 1/31/23	165	145

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Real Estate Investment Trusts – 2.3% – continued

Boston Properties L.P., 4.13%, 5/15/21	$125	$129

DDR Corp., 7.50%, 7/15/18	115	137

EPR Properties, 5.75%, 8/15/22	20	20
5.25%, 7/15/23	130	126

ERP Operating L.P., 5.25%, 9/15/14	140	146
4.63%, 12/15/21	160	169

HCP, Inc., 5.63%, 5/1/17	150	168
3.75%, 2/1/19	70	72
2.63%, 2/1/20	150	142

Host Hotels & Resorts L.P., 4.75%, 3/1/23	180	181

Kimco Realty Corp., 5.70%, 5/1/17	115	129

Realty Income Corp., 2.00%, 1/31/18	100	98

UDR, Inc., 3.70%, 10/1/20	130	131

Ventas Realty L.P./Ventas Capital Corp., 4.00%, 4/30/19	90	94
4.75%, 6/1/21	180	189
		2,076

Retail – 0.9%

CVS Caremark Corp., 5.75%, 6/1/17	100	114
5.75%, 5/15/41	150	165

Home Depot (The), Inc., 2.25%, 9/10/18	195	197

Macy’s Retail Holdings, Inc., 4.38%, 9/1/23	75	76

McDonald’s Corp., 5.80%, 10/15/17	180	209
		761

Semiconductors – 0.2%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (1)(2)	160	160

Software – 0.7%

Autodesk, Inc., 1.95%, 12/15/17	215	211

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.6% – continued

Software – 0.7% – continued

CA, Inc., 2.88%, 8/15/18	$70	$70

Fidelity National Information Services, Inc., 3.50%, 4/15/23	100	90

Oracle Corp., 1.20%, 10/15/17	245	241
		612

Telecommunications – 1.2%

AT&T, Inc., 1.40%, 12/1/17	130	127

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	75	74

Juniper Networks, Inc., 4.60%, 3/15/21	160	163

Verizon Communications, Inc., 1.78%, 9/15/16	155	160
2.50%, 9/15/16	235	242
3.50%, 11/1/21	140	138
6.40%, 9/15/33	130	144
		1,048

Transportation – 0.1%

CSX Corp., 4.75%, 5/30/42	95	91
Total Corporate Bonds
(Cost $30,237)		30,560

FOREIGN ISSUER BONDS – 9.0%

Banks – 1.3%

Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	170	170

ING Bank N.V., 5.80%, 9/25/23 (1)(2)	130	131

Lloyds TSB Bank PLC, 6.50%, 9/14/20 (1)(2)	315	348

Royal Bank of Canada, 1.45%, 9/9/16	205	207
1.20%, 9/19/17	300	296
		1,152

Beverages – 0.8%

Heineken N.V., 1.40%, 10/1/17 (1)(2)	75	74

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Beverages – 0.8% continued

Pernod-Ricard S.A., 2.95%, 1/15/17 (1)(2)	$415	$431
4.45%, 1/15/22 (1)(2)	110	113

SABMiller PLC, 6.50%, 7/1/16 (1)(2)	105	119
		737

Chemicals – 0.5%

Agrium, Inc., 4.90%, 6/1/43	105	95

LyondellBasell Industries N.V., 5.00%, 4/15/19	210	231

Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	80	84
		410

Computers – 0.4%

Seagate HDD Cayman, 4.75%, 6/1/23 (1)(2)	380	366

Diversified Financial Services – 0.2%

Macquarie Group Ltd., 7.30%, 8/1/14 (1) (2)	165	173

Electric – 0.3%

PPL WEM Holdings PLC, 3.90%, 5/1/16 (1)(2)	225	236

Healthcare - Products – 0.2%

Covidien International Finance S.A., 1.35%, 5/29/15	200	202

Insurance – 1.0%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	255	296
5.50%, 11/15/20	190	207

XL Group PLC, 6.50%, 4/15/17	400	383
		886

Internet – 0.2%

Baidu, Inc., 3.25%, 8/6/18	210	210

Mining – 0.3%

Anglo American Capital PLC, 2.63%, 9/27/17 (1)(2)	100	98

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Mining – 0.3% – continued

Rio Tinto Finance USA PLC, 1.63%, 8/21/17	$135	$133

		231

Miscellaneous Manufacturing – 0.2%

Pentair Finance S.A., 1.88%, 9/15/17	95	94

Tyco Electronics Group S.A., 6.55%, 10/1/17	100	115
		209

Oil & Gas – 2.4%

BP Capital Markets PLC, 1.38%, 11/6/17	215	212
1.38%, 5/10/18	75	73

Canadian Natural Resources Ltd., 5.70%, 5/15/17	145	164

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	380	341

Ensco PLC, 3.25%, 3/15/16	140	146

Lukoil International Finance B.V., 3.42%, 4/24/18 (1)(2)	105	104

Petrobras Global Finance B.V., 3.00%, 1/15/19	95	89

Petrobras International Finance Co. - Pifco, 3.50%, 2/6/17	165	168

Petro-Canada, 6.05%, 5/15/18	245	286

Petroleos Mexicanos, 5.50%, 1/21/21	205	219

Transocean, Inc., 2.50%, 10/15/17	310	311
		2,113

Oil & Gas Services – 0.4%

Weatherford International Ltd., 5.13%, 9/15/20	180	188
5.95%, 4/15/42	150	143
		331

Pipelines – 0.1%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	85	85

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Telecommunications – 0.1%

Nippon Telegraph & Telephone Corp., 1.40%, 7/18/17	$80	$80

Transportation – 0.6%

Kansas City Southern de Mexico S.A.de C.V., 2.35%, 5/15/20 (1)(2)	575	548
Total Foreign Issuer Bonds
(Cost $7,899)		7,969
U.S. GOVERNMENT AGENCIES – 25.2% (3)

Fannie Mae – 19.3%

Pool #535714, 7.50%, 1/1/31	15	17

Pool #555599, 7.00%, 4/1/33	43	52

Pool #656035, 7.50%, 9/1/32	13	15

Pool #712130, 7.00%, 6/1/33	18	21

Pool #845182, 5.50%, 11/1/35	309	336

Pool #890009, 5.50%, 9/1/36	217	238

Pool #890384, 4.50%, 10/1/41	31	34

Pool #893082, 2.67%, 9/1/36	248	264

Pool #932638, 5.00%, 3/1/40	512	561

Pool #AA7583, 4.50%, 6/1/39	27	29

Pool #AB1470, 4.50%, 9/1/40	577	616

Pool #AB2693, 4.50%, 4/1/41	662	709

Pool #AB3114, 5.00%, 6/1/41	423	460

Pool #AC9581, 5.50%, 1/1/40	296	324

Pool #AD0915, 5.50%, 12/1/38	387	422

Pool #AD6929, 5.00%, 6/1/40	402	439

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.2% (3) – continued

Fannie Mae – 19.3% – continued

Pool #AE6415, 4.00%, 10/1/40	$566	$597

Pool #AH1166, 4.50%, 12/1/40	902	966

Pool #AH1507, 4.50%, 12/1/40	387	416

Pool #AH9109, 4.50%, 4/1/41	36	38

Pool #AJ0799, 4.00%, 9/1/41	225	237

Pool #AJ1713, 4.00%, 9/1/41	264	277

Pool #AJ4048, 4.00%, 10/1/41	593	627

Pool #AJ4467, 4.00%, 11/1/41	250	263

Pool #AJ5836, 4.00%, 11/1/41	257	271

Pool #AJ7686, 4.00%, 12/1/41	306	321

Pool #AO6996, 3.50%, 6/1/42	472	481

Pool #AP2427, 3.50%, 8/1/42	536	546

Pool #AP4514, 3.50%, 9/1/42	384	391

Pool #AP4515, 3.50%, 9/1/42	513	523

Pool #AP6598, 3.50%, 9/1/42	454	463

Pool TBA, 3.00%, 10/13/43 (4)	3,700	3,614
3.50%, 10/13/43 (4)	425	433
4.00%, 10/13/43 (4)	995	1,044
4.50%, 10/13/43 (4)	400	427
5.00%, 10/13/43 (4)	500	542
		17,014

Freddie Mac – 0.9%

Pool #1B3575, 6.22%, 9/1/37	86	90

Pool #1G2296, 6.26%, 11/1/37	307	324

Pool #1J0365, 2.67%, 4/1/37	171	182

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.2% (3) – continued

Freddie Mac – 0.9% – continued

Pool #1J2840, 2.52%, 9/1/37	$225	$240
		836

Freddie Mac Gold – 3.8%

Pool #A65182, 6.50%, 9/1/37	712	791

Pool #C02790, 6.50%, 4/1/37	433	483

Pool #C02838, 5.50%, 5/1/37	345	375

Pool #C03517, 4.50%, 9/1/40	318	339

Pool #C03837, 3.50%, 4/1/42	1,081	1,099

Pool #G01954, 5.00%, 11/1/35	293	316
		3,403

Government National Mortgage Association – 0.8%

Series 2012-2, Class A, 1.86%, 6/16/31	367	369

Series 2013-45, Class A, 1.45%, 10/16/40	301	297
		666

Government National Mortgage Association I – 0.0%

Pool #604183, 5.50%, 4/15/33	13	14

Pool #633627, 5.50%, 9/15/34	17	19
		33

Government National Mortgage Association II – 0.4%

Pool #82581, 4.00%, 7/20/40	308	327
Total U.S. Government Agencies
(Cost $21,795)		22,279

U.S. GOVERNMENT OBLIGATIONS – 15.7%

U.S. Treasury Bonds – 2.9%
2.88%, 5/15/43	3,020	2,563

U.S. Treasury Inflation Indexed Bonds – 0.5%
0.63%, 2/15/43	540	450

U.S. Treasury Inflation Indexed Notes – 4.0%
0.13%, 4/15/18	2,120	2,207

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 15.7% – continued

U.S. Treasury Inflation Indexed Notes – 4.0% – continued
0.38%, 7/15/23	$1,330	$1,328
		3,535

U.S. Treasury Notes – 8.3%
0.25%, 9/30/15	400	400
0.88%, 9/15/16	725	730
1.38%, 9/30/18	2,305	2,303
2.00%, 9/30/20	3,545	3,542
2.50%, 8/15/23	320	317
		7,292
Total U.S. Government Obligations
(Cost $13,733)		13,840

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 8.8%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	7,775,457	$7,775
Total Investment Companies
(Cost $7,775)		7,775

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.3%

U.S. Treasury Bill, 0.06%, 11/29/13	$2,000	$2,000
Total Short-Term Investments
(Cost $2,000)		2,000

Total Investments – 105.1%
(Cost $91,938)		92,845

Liabilities less Other Assets – (5.1)%		(4,483)
NET ASSETS – 100.0%		$88,362

(1)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $4,628,000 or 5.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Anglo American Capital PLC, 2.63%, 9/27/17	9/20/12	$100

Daimler Finance North America LLC, 1.45%, 8/1/16	7/24/13	100

ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07	218

FMR LLC, 6.45%, 11/15/39	1/6/10-4/30/10	411

Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23	2/28/13	105

Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	2/28/13	105

Heineken N.V., 1.40%, 10/1/17	10/2/12	75

Hyundai Capital America, 4.00%, 6/8/17	12/1/11	90

ING Bank N.V., 5.80%, 9/25/23	9/16/13	129

Jersey Central Power & Light Co., 4.70%, 4/1/24	8/14/13	129

Kansas City Southern de Mexico S.A. de C.V., 2.35%, 5/15/20	4/24/13-6/7/13	565

KKR Group Finance Co. LLC, 6.38%, 9/29/20	4/15/13	216

Liberty Mutual Group, Inc., 5.00%, 6/1/21	4/12/13	133

Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	313

Lukoil International Finance B.V., 3.42%, 4/24/18	4/17/13	105

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	180

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	119

Pernod-Ricard S.A., 2.95%, 1/15/17	1/5/12-4/12/13	431

Pernod-Ricard S.A., 4.45%, 1/15/22	10/20/11	110

PPL WEM Holdings PLC, 3.90%, 5/1/16	4/18/11	225

SABMiller PLC, 6.50%, 7/1/16	10/28/10	126

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	159

Seagate HDD Cayman, 4.75%, 6/1/23	9/26/13-9/27/13	369

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $801,000 with net purchases of approximately $6,974,000 during the six months ended September 30, 2013.

Percentages shown are based on Net Assets.

At September 30, 2013, the credit quality distribution for the Core Bond Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	18.2%
U.S. Agency	22.9
AAA	7.0
AA	4.1
A	10.4
BBB	28.4
BB	0.6
Cash Equivalents	8.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$8,422	(1)	$–	$8,422
Corporate Bonds	–	30,560	(1)	–	30,560
Foreign Issuer Bonds	–	7,969	(1)	–	7,969
U.S. Government Agencies	–	22,279	(1)	–	22,279
U.S. Government Obligations	–	13,840	(1)	–	13,840
Investment Companies	7,775	–		–	7,775
Short-Term Investments	–	2,000		–	2,000
Total Investments	$7,775	$85,070		$–	$92,845

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 10.0%

Automobile – 0.3%

Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	$80	$80

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	5,385	5,399
		5,479

Commercial Mortgage-Backed Securities – 9.7%

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	8,692	9,528

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	185	185

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.54%, 10/12/41	11,120	12,246

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	4,145	4,679

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	10,290	11,674

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.88%, 12/10/49	7,861	8,890

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	13,805	15,141

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class A2, 4.63%, 3/15/46	884	885

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.55%, 5/12/45	9,745	10,685

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.40%, 5/15/45	3,595	3,934

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	7,110	7,855

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 10.0% – continued

Commercial Mortgage-Backed Securities – 9.7% – continued

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41	$6,890	$7,966

Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	12,273	13,472

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	13,985	15,324

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	6,000	6,754

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.82%, 6/11/42	7,475	8,445

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.46%, 1/11/43	7,180	8,348

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	13,904	15,297
		161,308
Total Asset-Backed Securities
(Cost $168,518)		166,787

CORPORATE BONDS – 44.6%

Aerospace/Defense – 0.4%

B/E Aerospace, Inc., 5.25%, 4/1/22	4,000	3,970

Northrop Grumman Corp., 1.75%, 6/1/18	2,120	2,081
		6,051

Agriculture – 1.3%

Altria Group, Inc., 10.20%, 2/6/39	3,530	5,383

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	3,071	3,243
8.50%, 6/15/19	1,975	2,459

Lorillard Tobacco Co., 8.13%, 6/23/19	6,945	8,421

Reynolds American, Inc., 6.15%, 9/15/43	2,295	2,401
		21,907

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Auto Manufacturers – 0.5%

Daimler Finance North America LLC, 1.45%, 8/1/16 (1)(2)	$1,935	$1,941

Ford Motor Co., 7.45%, 7/16/31	2,005	2,447

General Motors Co., 6.25%, 10/2/43 (1)(2)	1,910	1,881

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	2,730	2,855
		9,124

Auto Parts & Equipment – 0.7%

BorgWarner, Inc., 4.63%, 9/15/20	3,350	3,539

Continental Rubber of America Corp., 4.50%, 9/15/19 (2)	2,200	2,306

Dana Holding Corp., 6.75%, 2/15/21	3,000	3,187

Delphi Corp., 5.88%, 5/15/19	2,390	2,536
		11,568

Banks – 6.4%

Ally Financial, Inc., 3.13%, 1/15/16	1,405	1,410

Bank of America Corp., 3.75%, 7/12/16	4,095	4,339
3.88%, 3/22/17	2,460	2,616
6.00%, 9/1/17	3,255	3,686
5.70%, 1/24/22	3,055	3,413
4.10%, 7/24/23	2,030	2,017
5.20%, 12/29/49	1,715	1,501

Branch Banking & Trust Co., 1.45%, 10/3/16	1,835	1,846

Capital One N.A., 1.50%, 3/22/18	2,625	2,548

Citigroup, Inc., 2.65%, 3/2/15	2,520	2,577
1.25%, 1/15/16	2,760	2,758
1.70%, 7/25/16	1,535	1,542
6.00%, 8/15/17	2,975	3,400
3.50%, 5/15/23	3,250	2,933
6.68%, 9/13/43	2,225	2,396
5.95%, 12/29/49	4,300	4,010

Discover Bank, 2.00%, 2/21/18	2,830	2,767

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Banks – 6.4% – continued

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	$2,455	$2,584
5.63%, 1/15/17	2,945	3,244
2.38%, 1/22/18	2,625	2,606
2.90%, 7/19/18	2,835	2,858
5.75%, 1/24/22	3,315	3,675
6.75%, 10/1/37	2,845	2,969
6.25%, 2/1/41	1,930	2,162

HSBC USA, Inc., 2.38%, 2/13/15	1,800	1,840
1.63%, 1/16/18	1,955	1,916

JPMorgan Chase & Co., 6.30%, 4/23/19	2,625	3,076
7.90%, 4/29/49	2,830	3,071
5.15%, 12/29/49	3,200	2,800

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	190	217

Morgan Stanley, 4.00%, 7/24/15	3,110	3,244
3.45%, 11/2/15	2,580	2,674
4.75%, 3/22/17	2,935	3,169
7.30%, 5/13/19	3,305	3,955
5.75%, 1/25/21	2,485	2,759
4.10%, 5/22/23	4,040	3,768
6.38%, 7/24/42	2,396	2,711

PNC Financial Services Group (The), Inc., 4.85%, 5/29/49	1,925	1,656

Wells Fargo & Co., 7.98%, 3/29/49	2,820	3,102
		105,815

Beverages – 0.3%

Constellation Brands, Inc., 6.00%, 5/1/22	3,665	3,903

SABMiller Holdings, Inc., 1.85%, 1/15/15 (2)	950	962
		4,865

Biotechnology – 0.2%

Celgene Corp., 1.90%, 8/15/17	130	130
2.30%, 8/15/18	655	655
5.25%, 8/15/43	2,130	2,110
		2,895

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Chemicals – 1.1%

Airgas, Inc., 1.65%, 2/15/18	$3,215	$3,126

Ashland, Inc., 3.00%, 3/15/16	2,100	2,126

CF Industries, Inc., 6.88%, 5/1/18	4,435	5,211

Huntsman International LLC, 4.88%, 11/15/20	3,960	3,752

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., 6.50%, 4/15/21 (1)(2)	1,630	1,597

Tronox Finance LLC, 6.38%, 8/15/20	1,935	1,916
		17,728

Commercial Services – 1.7%

ADT (The) Corp., 6.25%, 10/15/21 (1)(2)	1,575	1,599

ERAC USA Finance LLC, 7.00%, 10/15/37 (1)(2)	4,605	5,456

Hertz (The) Corp., 7.50%, 10/15/18	5,450	5,872
5.88%, 10/15/20	2,635	2,714

Iron Mountain, Inc., 6.00%, 8/15/23	3,015	2,992

Service Corp. International, 4.50%, 11/15/20	1,186	1,127
5.38%, 1/15/22 (2)	1,600	1,526

United Rentals North America, Inc., 5.75%, 7/15/18	5,150	5,408
7.63%, 4/15/22	2,025	2,202
		28,896

Computers – 0.5%

Hewlett-Packard Co., 2.60%, 9/15/17	2,805	2,832

NetApp, Inc., 2.00%, 12/15/17	5,675	5,587
		8,419

Diversified Financial Services – 3.8%

American Express Credit Corp., 2.80%, 9/19/16	2,527	2,644

Capital One Bank USA N.A., 8.80%, 7/15/19	100	128

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Diversified Financial Services – 3.8% – continued

Countrywide Financial Corp., 6.25%, 5/15/16	$4,035	$4,462

FMR LLC, 6.45%, 11/15/39 (1)(2)	8,300	9,497

Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,515	1,644
4.25%, 2/3/17	1,895	2,025
4.38%, 8/6/23	570	570

Franklin Resources, Inc., 3.13%, 5/20/15	50	52

General Electric Capital Corp., 3.35%, 10/17/16	2,715	2,877
5.63%, 5/1/18	5,290	6,070
6.25%, 12/29/49	3,000	3,030

General Motors Financial Co., Inc., 4.75%, 8/15/17 (1)(2)	4,455	4,611

Hyundai Capital America, 4.00%, 6/8/17 (1)(2)	1,910	2,020

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	6,870	7,093
6.00%, 8/1/20 (1)(2)	1,560	1,560

International Lease Finance Corp., 6.25%, 5/15/19	5,395	5,665

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (1)(2)	3,655	4,152

SLM Corp., 3.88%, 9/10/15	1,095	1,117
6.00%, 1/25/17	3,295	3,492
		62,709

Electric – 2.2%

CMS Energy Corp., 6.55%, 7/17/17	1,900	2,193
5.05%, 2/15/18	4,175	4,624
8.75%, 6/15/19	3,200	4,111

Exelon Corp., 5.63%, 6/15/35	3,525	3,535

Exelon Generation Co. LLC, 6.20%, 10/1/17	2,345	2,688

IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,675	3,813

Jersey Central Power & Light Co., 4.70%, 4/1/24 (1)(2)	2,445	2,475

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Electric – 2.2% – continued

PPL Capital Funding, Inc., 3.50%, 12/1/22	$1,855	$1,755

Progress Energy, Inc., 4.88%, 12/1/19	1,970	2,186
7.75%, 3/1/31	3,730	4,784

Puget Energy, Inc., 5.63%, 7/15/22	4,300	4,562
		36,726

Electronics – 0.4%

Agilent Technologies, Inc., 6.50%, 11/1/17	3,405	3,982

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	2,905	3,026
		7,008

Entertainment – 0.2%

International Game Technology, 5.35%, 10/15/23	3,350	3,422

Environmental Control – 0.3%

Clean Harbors, Inc., 5.25%, 8/1/20	1,770	1,752
5.13%, 6/1/21	3,850	3,720
		5,472

Food – 0.3%

Smithfield Foods, Inc., 6.63%, 8/15/22	3,020	3,114

Unilever Capital Corp., 2.20%, 3/6/19	1,780	1,793
		4,907

Gas – 0.2%

CenterPoint Energy, Inc., 6.50%, 5/1/18	2,380	2,807

Healthcare - Products – 0.5%

Baxter International, Inc., 5.38%, 6/1/18	2,860	3,289

CR Bard, Inc., 1.38%, 1/15/18	1,250	1,211

Life Technologies Corp., 5.00%, 1/15/21	3,820	4,037
		8,537

Healthcare - Services – 1.5%

Aetna, Inc., 6.00%, 6/15/16	1,875	2,110

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Healthcare - Services – 1.5% – continued

Cigna Corp., 2.75%, 11/15/16	$315	$327

DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,895	4,840

Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (2)	4,875	4,997

HCA, Inc., 6.50%, 2/15/20	3,435	3,723

Humana, Inc., 3.15%, 12/1/22	2,505	2,331
4.63%, 12/1/42	590	525

Ventas Realty L.P., 5.70%, 9/30/43	1,495	1,512

WellPoint, Inc., 1.88%, 1/15/18	1,985	1,968
3.13%, 5/15/22	2,510	2,383
		24,716

Home Builders – 0.3%

Lennar Corp., 4.13%, 12/1/18	4,750	4,536

Household Products/Wares – 0.3%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	4,760	4,778

Insurance – 2.2%

Aflac, Inc., 2.65%, 2/15/17	1,810	1,876

American International Group, Inc., 2.38%, 8/24/15	1,560	1,594
3.80%, 3/22/17	3,070	3,265
4.13%, 2/15/24	3,425	3,427
8.18%, 5/15/58	3,350	3,921

ING US, Inc., 5.65%, 5/15/53	1,610	1,472

Liberty Mutual Group, Inc., 5.00%, 6/1/21 (1)(2)	2,390	2,535

Principal Financial Group, Inc., 1.85%, 11/15/17	1,300	1,289

Protective Life Corp., 7.38%, 10/15/19	85	103
8.45%, 10/15/39	7,990	10,062

Prudential Financial, Inc., 5.88%, 9/15/42	2,610	2,558

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Insurance – 2.2% – continued
5.63%, 6/15/43	$3,915	$3,687
		35,789

Internet – 0.8%

Amazon.com, Inc., 1.20%, 11/29/17	1,300	1,270

Equinix, Inc., 4.88%, 4/1/20	3,000	2,910

InterActiveCorp, 4.75%, 12/15/22	2,850	2,622

Symantec Corp., 2.75%, 6/15/17	2,505	2,545
4.20%, 9/15/20	1,930	1,987

VeriSign, Inc., 4.63%, 5/1/23 (2)	1,875	1,762
		13,096

Investment Companies – 0.1%

Prospect Capital Corp., 5.88%, 3/15/23	1,720	1,660

Iron/Steel – 0.4%

Commercial Metals Co., 7.35%, 8/15/18	2,745	2,978

Nucor Corp., 4.00%, 8/1/23	1,990	1,948

Steel Dynamics, Inc., 6.13%, 8/15/19	1,780	1,856
		6,782

Machinery - Diversified – 0.3%

CNH Capital LLC, 3.63%, 4/15/18	2,350	2,338

Roper Industries, Inc., 6.25%, 9/1/19	2,250	2,615
		4,953

Media – 3.5%

CBS Corp., 1.95%, 7/1/17	1,560	1,569

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 (1)(2)	3,815	3,662
5.13%, 2/15/23	4,355	3,996

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (2)	2,850	2,907

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Media – 3.5% – continued

Comcast Corp., 4.95%, 6/15/16	$1,239	$1,368
6.30%, 11/15/17	2,820	3,323
4.25%, 1/15/33	3,405	3,211
6.40%, 5/15/38	4,805	5,696

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	2,780	2,793
5.20%, 3/15/20	3,085	3,262
5.15%, 3/15/42	3,590	3,054

McClatchy (The) Co., 9.00%, 12/15/22	3,050	3,218

Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/1/21 (2)	2,675	2,688

News America, Inc., 7.25%, 5/18/18	2,365	2,890
6.90%, 8/15/39	2,744	3,190

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	3,110	3,079

Time Warner Cable, Inc., 5.50%, 9/1/41	2,610	2,140

Time Warner, Inc., 6.10%, 7/15/40	2,415	2,591

Univision Communications, Inc., 6.88%, 5/15/19 (1)(2)	3,005	3,215
		57,852

Mining – 0.5%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	2,445	2,451
3.88%, 3/15/23 (1)(2)	2,400	2,213
5.45%, 3/15/43 (1)(2)	2,400	2,151

Newmont Mining Corp., 3.50%, 3/15/22	2,465	2,156
		8,971

Miscellaneous Manufacturing – 0.2%

General Electric Co., 5.25%, 12/6/17	2,690	3,062

Office/Business Equipment – 0.3%

Xerox Corp., 2.95%, 3/15/17	1,830	1,877
4.50%, 5/15/21	2,450	2,546
		4,423

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Oil & Gas – 3.8%

Anadarko Petroleum Corp., 6.38%, 9/15/17	$3,970	$4,615

Atwood Oceanics, Inc., 6.50%, 2/1/20	1,665	1,744

Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	4,000	4,070

Continental Resources, Inc., 5.00%, 9/15/22	3,875	3,899

Denbury Resources, Inc., 4.63%, 7/15/23	1,920	1,757

EQT Corp., 4.88%, 11/15/21	3,690	3,809

Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/1/19 (1)(2)	6,340	5,975

Newfield Exploration Co., 7.13%, 5/15/18	3,050	3,172
6.88%, 2/1/20	3,260	3,423
5.75%, 1/30/22	3,360	3,352

Plains Exploration & Production Co., 6.13%, 6/15/19	2,475	2,653
6.75%, 2/1/22	1,835	1,964

QEP Resources, Inc., 6.88%, 3/1/21	5,000	5,313

Range Resources Corp., 5.75%, 6/1/21	3,615	3,796

Rosetta Resources, Inc., 5.63%, 5/1/21	1,430	1,358

Rowan Cos., Inc., 4.88%, 6/1/22	3,560	3,673

Tesoro Corp., 4.25%, 10/1/17	750	769
5.38%, 10/1/22	850	812

Western Refining, Inc., 6.25%, 4/1/21	3,250	3,185

WPX Energy, Inc., 6.00%, 1/15/22	3,250	3,295
		62,634

Oil & Gas Services – 0.2%

Exterran Partners L.P./EXLP Finance Corp., 6.00%, 4/1/21 (2)	3,810	3,696

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Packaging & Containers – 0.8%

Ball Corp., 5.75%, 5/15/21	$1,035	$1,092

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (1)(2)	5,750	5,261

Graphic Packaging International, Inc., 4.75%, 4/15/21	4,015	3,895

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)(2)(3)	1,500	1,515

Rock Tenn Co., 3.50%, 3/1/20	1,935	1,913
		13,676

Pharmaceuticals – 0.7%

Cardinal Health, Inc., 1.90%, 6/15/17	60	60
1.70%, 3/15/18	1,140	1,114
3.20%, 3/15/23	4,090	3,814

Express Scripts Holding Co., 3.13%, 5/15/16	2,005	2,099

Medco Health Solutions, Inc., 2.75%, 9/15/15	1,980	2,046

Mylan, Inc., 1.80%, 6/24/16 (2)	1,125	1,130

Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	1,760	1,669
		11,932

Pipelines – 1.7%

Access Midstream Partners L.P./ACMP Finance Corp., 6.13%, 7/15/22	4,000	4,110

Energy Transfer Partners L.P., 4.15%, 10/1/20	1,000	1,028
5.20%, 2/1/22	70	73
3.60%, 2/1/23	1,970	1,835
6.50%, 2/1/42	3,140	3,315

Enterprise Products Operating LLC, 6.45%, 9/1/40	1,985	2,278

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	3,950	4,523

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (1)(2)	4,695	5,092

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Pipelines – 1.7% – continued

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	$5,150	$5,407
		27,661

Real Estate Investment Trusts – 2.6%

American Tower Corp., 3.50%, 1/31/23	3,200	2,809

Boston Properties L.P., 4.13%, 5/15/21	2,270	2,335

DDR Corp., 4.63%, 7/15/22	2,640	2,688

DuPont Fabros Technology L.P., 5.88%, 9/15/21 (2)	2,325	2,325

EPR Properties, 5.75%, 8/15/22	3,905	3,940
5.25%, 7/15/23	2,655	2,578

ERP Operating L.P., 4.63%, 12/15/21	3,295	3,478

HCP, Inc., 5.63%, 5/1/17	2,705	3,022
3.75%, 2/1/19	1,225	1,269
2.63%, 2/1/20	3,245	3,079

Host Hotels & Resorts L.P., 5.88%, 6/15/19	475	513
4.75%, 3/1/23	3,000	3,014

Kimco Realty Corp., 5.70%, 5/1/17	2,280	2,560

Realty Income Corp., 2.00%, 1/31/18	2,605	2,547

UDR, Inc., 3.70%, 10/1/20	1,000	1,005

Ventas Realty L.P./Ventas Capital Corp., 4.00%, 4/30/19	1,910	2,003
4.75%, 6/1/21	3,540	3,728
		42,893

Retail – 0.4%

CVS Caremark Corp., 5.75%, 5/15/41	2,330	2,556

Macy’s Retail Holdings, Inc., 4.38%, 9/1/23	1,320	1,331

Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	2,640	2,647
		6,534

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.6% – continued

Semiconductors – 0.2%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (1)(2)	$3,265	$3,258

Software – 0.4%

Activision Blizzard, Inc., 5.63%, 9/15/21 (1)(2)	2,325	2,328

CA, Inc., 2.88%, 8/15/18	1,325	1,337

Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,985	1,785

Oracle Corp., 1.20%, 10/15/17	2,140	2,102
		7,552

Telecommunications – 2.3%

AT&T, Inc., 1.40%, 12/1/17	3,435	3,353

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	1,575	1,553

CenturyLink, Inc., 5.80%, 3/15/22	3,475	3,266

Crown Castle International Corp., 5.25%, 1/15/23	1,350	1,242

Frontier Communications Corp., 8.25%, 4/15/17	5,845	6,634
7.63%, 4/15/24	3,440	3,440

Qwest Communications International, Inc., 7.13%, 4/1/18	6,509	6,753

SBA Communications Corp., 5.63%, 10/1/19	2,300	2,260

tw telecom holdings, Inc., 6.38%, 9/1/23 (2)	3,640	3,622

Verizon Communications, Inc., 3.50%, 11/1/21	2,730	2,685
6.40%, 9/15/33	2,240	2,488

Windstream Corp., 6.38%, 8/1/23	1,900	1,738
		39,034

Transportation – 0.1%

CSX Corp., 4.75%, 5/30/42	2,465	2,353
Total Corporate Bonds
(Cost $735,934)		740,697

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.6%

Auto Parts & Equipment – 0.1%

Schaeffler Holding Finance B.V., 6.88%, 8/15/18 (2)(4)	$1,700	$1,781

Banks – 0.5%

ING Bank N.V., 2.00%, 10/18/13 (1)(2)	1,080	1,081
5.80%, 9/25/23 (1)(2)	2,510	2,535

Lloyds Bank PLC, 6.50%, 9/14/20 (1)(2)	4,240	4,680
		8,296

Beverages – 0.4%

Heineken N.V., 1.40%, 10/1/17 (1)(2)	1,590	1,563

Pernod-Ricard S.A., 4.45%, 1/15/22	2,890	2,967

SABMiller PLC, 6.50%, 7/1/16 (1)(2)	2,125	2,418
		6,948

Chemicals – 0.4%

Agrium, Inc., 4.90%, 6/1/43	2,225	2,018

INEOS Group Holdings S.A., 6.13%, 8/15/18 (1)(2)	1,075	1,051

LyondellBasell Industries N.V., 5.00%, 4/15/19	3,780	4,161
		7,230

Computers – 0.5%

Seagate HDD Cayman, 6.88%, 5/1/20	4,000	4,380
4.75%, 6/1/23 (1)(2)	3,375	3,248
		7,628

Diversified Financial Services – 0.2%

Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	3,570	3,749

Electric – 0.2%

PPL WEM Holdings PLC, 3.90%, 5/1/16 (1)(2)	3,475	3,642

Food – 0.1%

ESAL GmbH, 6.25%, 2/5/23 (2)	1,800	1,588

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.6% – continued

Holding Companies - Diversified – 0.2%

Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21 (1)(2)	$3,650	$3,655

Insurance – 1.2%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	6,700	7,784
5.50%, 11/15/20	2,070	2,254

XL Group PLC, 6.50%, 12/29/49	10,075	9,647
		19,685

Internet – 0.1%

Baidu, Inc., 3.25%, 8/6/18	2,145	2,144

Leisure Time – 0.4%

Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	7,220	7,265

Mining – 0.4%

Anglo American Capital PLC, 2.63%, 9/27/17 (1)(2)	2,160	2,121

Rio Tinto Finance USA PLC, 1.63%, 8/21/17	2,865	2,823

Vedanta Resources PLC, 6.00%, 1/31/19 (1)(2)	2,000	1,900
		6,844

Miscellaneous Manufacturing – 0.6%

Bombardier, Inc., 5.75%, 3/15/22 (2)	4,685	4,650

Pentair Finance S.A., 1.88%, 9/15/17	2,075	2,039

Tyco Electronics Group S.A., 6.55%, 10/1/17	2,560	2,952
		9,641

Oil & Gas – 1.4%

BP Capital Markets PLC, 1.38%, 5/10/18	1,635	1,586

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	1,985	1,784

Ensco PLC, 3.25%, 3/15/16	2,815	2,938

Lukoil International Finance B.V., 3.42%, 4/24/18 (1)(2)	2,165	2,152

Petrobras Global Finance B.V., 3.00%, 1/15/19	1,990	1,871

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.6% – continued

Oil & Gas – 1.4% – continued

Petrobras International Finance Co., 3.88%, 1/27/16	$1,250	$1,290
3.50%, 2/6/17	3,030	3,077

Petro-Canada, 6.05%, 5/15/18	960	1,119

Petroleos Mexicanos, 5.50%, 1/21/21	2,910	3,114

Transocean, Inc., 2.50%, 10/15/17	4,410	4,422
		23,353

Oil & Gas Services – 0.5%

Weatherford International Ltd., 5.13%, 9/15/20	4,600	4,796
5.95%, 4/15/42	3,560	3,408
		8,204

Retail – 0.2%

Arcos Dorados Holdings, Inc., 6.63%, 9/27/23 (1)(2)	3,340	3,265

Telecommunications – 1.0%

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	7,720	8,241

Softbank Corp., 4.50%, 4/15/20 (2)	4,275	4,108

Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (1)(2)	3,375	3,291
		15,640

Transportation – 0.2%

Kansas City Southern de Mexico S.A.de C.V., 2.35%, 5/15/20 (1)(2)	2,790	2,660
Total Foreign Issuer Bonds
(Cost $141,533)		143,218

U.S. GOVERNMENT AGENCIES – 25.6% (5)

Fannie Mae – 21.8%

Pool #255498, 5.50%, 12/1/34	553	603

Pool #256883, 6.00%, 9/1/37	69	75

Pool #535714, 7.50%, 1/1/31	53	61

Pool #545003, 8.00%, 5/1/31	3	3

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.6% (5) – continued

Fannie Mae – 21.8% – continued

Pool #545437, 7.00%, 2/1/32	$119	$138

Pool #545556, 7.00%, 4/1/32	78	90

Pool #555189, 7.00%, 12/1/32	499	579

Pool #581806, 7.00%, 7/1/31	210	248

Pool #585617, 7.00%, 5/1/31	–	–

Pool #745148, 5.00%, 1/1/36	368	398

Pool #845182, 5.50%, 11/1/35	2,551	2,775

Pool #888538, 5.50%, 1/1/37	943	1,027

Pool #890009, 5.50%, 9/1/36	3,508	3,832

Pool #890384, 4.50%, 10/1/41	680	731

Pool #893082, 2.67%, 9/1/36	2,744	2,926

Pool #919638, 5.50%, 9/1/37	2,427	2,640

Pool #929035, 6.50%, 1/1/38	1,588	1,755

Pool #932638, 5.00%, 3/1/40	9,686	10,599

Pool #955782, 6.50%, 10/1/37	387	427

Pool #990702, 6.50%, 9/1/38	3,253	3,612

Pool #AA7583, 4.50%, 6/1/39	3,871	4,160

Pool #AB1470, 4.50%, 9/1/40	4,264	4,557

Pool #AB2693, 4.50%, 4/1/41	8,906	9,536

Pool #AB3114, 5.00%, 6/1/41	5,461	5,950

Pool #AC6767, 4.50%, 1/1/40	2,978	3,202

Pool #AC9581, 5.50%, 1/1/40	7,457	8,147

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.6% (5) – continued

Fannie Mae – 21.8% – continued

Pool #AD0915, 5.50%, 12/1/38	$365	$398

Pool #AD1645, 5.00%, 3/1/40	10,258	11,210

Pool #AD6929, 5.00%, 6/1/40	5,011	5,479

Pool #AE6415, 4.00%, 10/1/40	6,058	6,390

Pool #AH1166, 4.50%, 12/1/40	10,296	11,024

Pool #AH1507, 4.50%, 12/1/40	10,151	10,914

Pool #AH9109, 4.50%, 4/1/41	647	696

Pool #AI4294, 4.50%, 6/1/41	3,584	3,833

Pool #AJ0799, 4.00%, 9/1/41	710	746

Pool #AJ1713, 4.00%, 9/1/41	746	784

Pool #AJ4048, 4.00%, 10/1/41	7,698	8,130

Pool #AJ4467, 4.00%, 11/1/41	695	731

Pool #AJ5836, 4.00%, 11/1/41	961	1,011

Pool #AJ7686, 4.00%, 12/1/41	1,450	1,525

Pool #AO6996, 3.50%, 6/1/42	9,293	9,473

Pool #AP2427, 3.50%, 8/1/42	9,920	10,113

Pool #AP4514, 3.50%, 9/1/42	8,327	8,485

Pool #AP4515, 3.50%, 9/1/42	10,254	10,453

Pool #AP6598, 3.50%, 9/1/42	9,303	9,486

Pool TBA, 3.00%, 10/13/43 (3)	78,875	77,051
3.50%, 10/13/43 (3)	11,985	12,200
4.00%, 10/13/43 (3)	56,855	59,636

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.6% (5) – continued

Fannie Mae – 21.8% – continued
4.50%, 10/13/43 (3)	$19,375	$20,692
5.00%, 10/13/43 (3)	11,850	12,850
		361,381

Freddie Mac – 0.6%

Pool #1B3575, 6.22%, 9/1/37	686	722

Pool #1G2296, 6.26%, 11/1/37	2,894	3,056

Pool #1J0365, 2.67%, 4/1/37	1,726	1,839

Pool #1J2840, 2.52%, 9/1/37	1,662	1,767

Pool #848076, 5.55%, 6/1/38	1,883	2,022

Series 3730, Class PL, 4.50%, 1/15/33	233	235
		9,641

Freddie Mac Gold – 2.5%

Pool #A65182, 6.50%, 9/1/37	4,974	5,531

Pool #A92650, 5.50%, 6/1/40	435	481

Pool #C00910, 7.50%, 1/1/30	462	541

Pool #C02790, 6.50%, 4/1/37	2,998	3,343

Pool #C02838, 5.50%, 5/1/37	3,830	4,151

Pool #C03517, 4.50%, 9/1/40	4,548	4,843

Pool #C03837, 3.50%, 4/1/42	19,628	19,943

Pool #G01954, 5.00%, 11/1/35	2,515	2,717
		41,550

Government National Mortgage Association – 0.4%

Series 2012-2, Class A, 1.86%, 6/16/31	6,409	6,443

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.6% (5) – continued

Government National Mortgage Association II – 0.3%

Pool #82581, 4.00%, 7/20/40	$4,995	$5,303
Total U.S. Government Agencies
(Cost $416,185)		424,318

U.S. GOVERNMENT OBLIGATIONS – 10.8%

U.S. Treasury Bonds – 3.2%

2.88%, 5/15/43	61,695	52,364

U.S. Treasury Inflation Indexed Bonds – 0.5%

0.63%, 2/15/43	10,230	8,521

U.S. Treasury Inflation Indexed Notes – 1.8%
0.13%, 4/15/18	14,610	15,209
0.38%, 7/15/23	14,805	14,784
		29,993

U.S. Treasury Notes – 5.3%
0.25%, 9/30/15	2,875	2,871
0.88%, 9/15/16	7,640	7,696
1.38%, 9/30/18	25,745	25,727
2.00%, 9/30/20	46,380	46,336
2.50%, 8/15/23	5,085	5,033
		87,663
Total U.S. Government Obligations
(Cost $176,398)		178,541
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 8.1%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (6)(7)	134,401,878	$134,402
Total Investment Companies
(Cost $134,402)		134,402
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.8%

U.S. Treasury Bill, 0.06%, 11/29/13 (8)	$13,600	$13,599
Total Short-Term Investments
(Cost $13,599)		13,599

Total Investments – 108.5%
(Cost $1,786,569)		1,801,562

Liabilities less Other Assets – (8.5)%		(140,979)
NET ASSETS – 100.0%		$1,660,583

(1)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $119,861,000 or 7.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Activision Blizzard, Inc., 5.63%, 9/15/21	9/12/13	$2,325

ADT (The) Corp., 6.25%, 10/15/21	9/24/13	1,575

Anglo American Capital PLC, 2.63%, 9/27/17	9/20/12-9/21/12	2,159

Arcos Dorados Holdings, Inc., 6.63%, 9/27/23	9/24/13	3,370

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	2/28/13	3,815

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1/3/13-4/16/13	5,729

Daimler Finance North America LLC, 1.45%, 8/1/16	7/24/13	1,933

ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07-9/29/11	4,726

FMR LLC, 6.45%, 11/15/39	1/6/10-5/24/12	8,191

Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23	2/28/13	2,399

Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	2/28/13	2,389

General Motors Co., 6.25%, 10/2/43	9/24/13	1,910

General Motors Financial Co., Inc., 4.75%, 8/15/17	8/13/12	4,455

Heineken N.V., 1.40%, 10/1/17	10/2/12	1,585

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Hyundai Capital America, 4.00%, 6/8/17	12/1/11	$1,902

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7/31/13	1,560

INEOS Group Holdings S.A., 6.13%, 8/15/18	5/2/13	1,075

ING Bank N.V., 2.00%, 10/18/13	10/13/10	1,078

ING Bank N.V., 5.80%, 9/25/23	9/16/13	2,499

Jersey Central Power & Light Co., 4.70%, 4/1/24	8/14/13	2,432

Kansas City Southern de Mexico S.A. de C.V., 2.35%, 5/15/20	4/24/13-6/7/13	2,782

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	4/14/11-9/29/11	4,810

KKR Group Finance Co. LLC, 6.38%, 9/29/20	4/15/13	4,386

Liberty Mutual Group, Inc., 5.00%, 6/1/21	4/12/13	2,645

Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/1/19	2/28/12	6,339

Lloyds Bank PLC, 6.50%, 9/14/20	9/7/10	4,215

Lukoil International Finance B.V., 3.42%, 4/24/18	4/17/13	2,165

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	3,871

Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21	9/20/13	3,650

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10-11/16/11	2,789

Plastipak Holdings, Inc., 6.50%, 10/1/21	9/25/13	1,500

PPL WEM Holdings PLC, 3.90%, 5/1/16	4/18/11	3,471

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., 6.50%, 4/15/21	4/9/13	1,630

SABMiller PLC, 6.50%, 7/1/16	10/28/10-9/29/11	2,518

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	3,253

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Seagate HDD Cayman, 4.75%, 6/1/23	9/27/13	$3,274

Univision Communications, Inc., 6.88%, 5/15/19	3/14/13-5/16/13	3,249

Vedanta Resources PLC, 6.00%, 1/31/19	5/22/13	2,000

Virgin Media Secured Finance PLC, 5.38%, 4/15/21	2/7/13	3,375

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.
(4)	Security is payment in-kind bond.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $87,305,000 with net purchases of approximately $47,097,000 during the six months ended September 30, 2013.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2013, the Fixed Income Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
10-Year U.S. Treasury Note	(770)	$97,321	Short	12/13	$(1,891)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	11.3%
U.S. Agency	22.9
AAA	7.2
AA	2.8
A	7.9
BBB	22.6
BB	13.2
B	4.6
CCC	0.1
Cash Equivalents	7.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$ –	$166,787	(1)	$–	$166,787
Corporate Bonds	–	740,697	(1)	–	740,697
Foreign Issuer Bonds	–	143,218	(1)	–	143,218
U.S. Government Agencies	–	424,318	(1)	–	424,318
U.S. Government Obligations	–	178,541	(1)	–	178,541
Investment Companies	134,402	–		–	134,402
Short-Term Investments	–	13,599		–	13,599
Total Investments	$134,402	$1,667,160		$–	$1,801,562

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,891)	$ –		$–	$(1,891)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4%

Aerospace/Defense – 0.6%

AAR Corp., 7.25%, 1/15/22 (1)	$32,800	$34,194

Agriculture – 0.5%

Alliance One International, Inc., 9.88%, 7/15/21 (1)	27,525	25,874

Airlines – 1.0%

United Continental Holdings, Inc., 6.38%, 6/1/18	23,575	23,987

US Airways Group, Inc., 6.13%, 6/1/18	28,225	27,061
		51,048

Auto Parts & Equipment – 2.9%

Affinia Group, Inc., 7.75%, 5/1/21 (1)	28,175	28,879

American Axle & Manufacturing, Inc., 6.25%, 3/15/21	10,850	11,176
6.63%, 10/15/22	8,309	8,517

Chassix, Inc., 9.25%, 8/1/18 (1)	26,734	28,271

Pittsburgh Glass Works LLC, 8.50%, 4/15/16 (1)	29,300	30,106

Titan International, Inc., 6.88%, 10/1/20 (1)(2)	28,675	28,890

UCI International, Inc., 8.63%, 2/15/19	18,348	18,715
		154,554

Chemicals – 0.5%

JM Huber Corp., 9.88%, 11/1/19 (1)	21,601	24,517

Coal – 0.6%

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.38%, 2/1/20 (1)	13,945	14,503

SunCoke Energy, Inc., 7.63%, 8/1/19	14,755	15,825
		30,328

Commercial Services – 4.9%

ADT (The) Corp., 6.25%, 10/15/21 (1)	23,775	24,132

Allegion US Holding Co., Inc., 5.75%, 10/1/21 (1)	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Commercial Services – 4.9% – continued

Alliance Data Systems Corp., 6.38%, 4/1/20 (1)	$29,366	$30,394

APX Group, Inc., 6.38%, 12/1/19 (1)	29,350	27,736

Brickman Group Holdings, Inc., 9.13%, 11/1/18 (1)	17,674	18,911

Iron Mountain, Inc., 6.00%, 8/15/23	24,275	24,093

Lender Processing Services, Inc., 5.75%, 4/15/23	28,744	29,498

Monitronics International, Inc., 9.13%, 4/1/20	22,780	23,862

Neff Rental LLC/Neff Finance Corp., 9.63%, 5/15/16 (1)	16,753	17,842

Rent-A-Center, Inc., 4.75%, 5/1/21 (1)	30,080	27,974

Service Corp. International, 5.38%, 1/15/22 (1)	25,700	24,511
7.50%, 4/1/27	8,679	9,200
		263,153

Computers – 0.5%

SunGard Data Systems, Inc., 6.63%, 11/1/19	25,500	26,010

Cosmetics/Personal Care – 1.0%

First Quality Finance Co., Inc., 4.63%, 5/15/21 (1)	29,325	26,613

Revlon Consumer Products Corp., 5.75%, 2/15/21 (1)	27,110	26,093
		52,706

Diversified Financial Services – 4.9%

Cash America International, Inc., 5.75%, 5/15/18 (1)	33,200	32,204

CNG Holdings, Inc., 9.38%, 5/15/20 (1)	23,250	21,506

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20 (1)	19,350	19,350

Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, 5/1/19	36,645	40,768

Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.25%, 1/15/18 (1)	27,475	28,093

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Diversified Financial Services – 4.9% – continued

PHH Corp., 7.38%, 9/1/19	$23,500	$24,675
6.38%, 8/15/21	13,725	13,279

Prospect Capital Corp., 5.88%, 3/15/23	32,575	31,437

Prospect Holding Co. LLC / Prospect Holding Finance Co., 10.25%, 10/1/18 (1)	18,200	17,700

Speedy Cash Intermediate Holdings Corp., 10.75%, 5/15/18 (1)	19,480	20,503

Speedy Group Holdings Corp., 12.00%, 11/15/17 (1)	13,481	14,020
		263,535

Electric – 1.5%

AES Corp., 7.38%, 7/1/21	26,706	29,377

Calpine Corp., 7.88%, 1/15/23 (1)	19,507	20,531

Covanta Holding Corp., 6.38%, 10/1/22	29,418	30,135
		80,043

Electrical Components & Equipment – 0.9%

Artesyn Escrow, Inc., 9.75%, 10/15/20 (1)(2)	17,350	17,350

GrafTech International Ltd., 6.38%, 11/15/20	28,275	28,558
		45,908

Electronics – 0.5%

Sanmina Corp., 7.00%, 5/15/19 (1)	24,645	25,939

Engineering & Construction – 0.7%

MasTec, Inc., 4.88%, 3/15/23	38,150	35,766

Entertainment – 0.9%

Activision Blizzard, Inc., 5.63%, 9/15/21 (1)	10,900	10,914
6.13%, 9/15/23 (1)	8,275	8,316

National CineMedia LLC, 7.88%, 7/15/21	26,425	28,803
		48,033

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Environmental Control – 1.4%

ADS Waste Holdings, Inc., 8.25%, 10/1/20 (1)	$25,650	$27,061

Casella Waste Systems, Inc., 7.75%, 2/15/19	26,530	26,397

Clean Harbors, Inc., 5.13%, 6/1/21	23,400	22,610
		76,068

Food – 3.9%

BI-LO LLC / BI-LO Finance Corp., 8.63%, 9/15/18 (1)(3)	27,325	27,735

Chiquita Brands International, Inc./Chiquita Brands LLC, 7.88%, 2/1/21 (1)	27,035	28,725

Ingles Markets, Inc., 5.75%, 6/15/23 (1)	31,850	30,735

JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21 (1)	9,100	9,009

Land O’ Lakes, Inc., 6.00%, 11/15/22 (1)	31,700	32,334

Michael Foods Holding, Inc., 8.50%, 7/15/18 (1)(3)	24,451	25,368

Tops Holding Corp./Tops Markets LLC, 8.88%, 12/15/17 (1)	3,881	4,250

Tops Holding II Corp., 8.75%, 6/15/18 (1)(3)	15,450	15,759

US Foods, Inc., 8.50%, 6/30/19	32,027	33,748
		207,663

Forest Products & Paper – 1.6%

Neenah Paper, Inc., 5.25%, 5/15/21 (1)	26,750	25,546

P.H. Glatfelter Co., 5.38%, 10/15/20	30,429	30,277

Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19	30,975	31,982
		87,805

Gaming – 2.4%

Isle of Capri Casinos, Inc., 8.88%, 6/15/20	26,820	27,893

Mohegan Tribal Gaming Authority, 9.75%, 9/1/21 (1)	20,150	21,057

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Gaming – 2.4% – continued

Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.50%, 6/15/19 (1)	$24,436	$26,635

ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 9/1/18 (1)	23,250	25,749

Station Casinos LLC, 7.50%, 3/1/21	27,575	29,161
		130,495

Healthcare - Products – 0.4%

Biomet, Inc., 6.50%, 8/1/20	18,575	19,179

Healthcare - Services – 2.5%

DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	22,487	22,234

Healthcare Technology Intermediate, Inc., 7.38%, 9/1/18 (1)(3)	28,362	28,965

Tenet Healthcare Corp., 8.13%, 4/1/22 (1)	9,100	9,498
6.88%, 11/15/31	30,631	25,960

United Surgical Partners International, Inc., 9.00%, 4/1/20	15,491	17,001

Universal Hospital Services, Inc., 7.63%, 8/15/20	31,850	32,885
		136,543

Home Builders – 1.2%

Beazer Homes USA, Inc., 7.50%, 9/15/21 (1)	24,700	24,082

Meritage Homes Corp., 7.15%, 4/15/20	17,754	19,174

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (1)	23,650	22,054
		65,310

Household Products/Wares – 0.9%

American Greetings Corp., 7.38%, 12/1/21	25,810	25,229

Sun Products (The) Corp., 7.75%, 3/15/21 (1)	27,845	25,618
		50,847

Insurance – 3.9%

American Equity Investment Life Holding Co., 6.63%, 7/15/21	28,750	29,756

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Insurance – 3.9% – continued

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (1)	$30,925	$31,544

CNO Financial Group, Inc., 6.38%, 10/1/20 (1)	28,450	29,730

Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/21 (1)	29,027	29,462

Genworth Holdings, Inc., 6.15%, 11/15/66	30,800	26,950

Hockey Merger Sub 2, Inc., 7.88%, 10/1/21 (1)(2)	27,300	27,334

Hub International Ltd., 8.13%, 10/15/18 (1)	30,045	33,538
		208,314

Internet – 0.3%

VeriSign, Inc., 4.63%, 5/1/23 (1)	18,960	17,822

Iron/Steel – 0.5%

Ryerson, Inc. / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	25,830	26,734

Lodging – 0.9%

Caesars Ent. Resort Prop., 8.00%, 10/1/20 (1)(2)	22,825	22,825

MGM Resorts International, 8.63%, 2/1/19	20,895	24,029
		46,854

Media – 7.0%

Cablevision Systems Corp., 8.00%, 4/15/20	9,513	10,607

CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 1/31/22	25,751	26,137

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (1)	29,325	29,912

Gray Television, Inc., 7.50%, 10/1/20	25,435	26,452

Harron Communications L.P./Harron Finance Corp., 9.13%, 4/1/20 (1)	26,710	29,381

Hughes Satellite Systems Corp., 7.63%, 6/15/21	26,097	28,120

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Media – 7.0% – continued

McClatchy (The) Co., 9.00%, 12/15/22	$39,050	$41,198

Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 4/1/23	20,090	20,090

Mediacom LLC/Mediacom Capital Corp., 7.25%, 2/15/22	13,594	14,206

Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/1/21 (1)	27,700	27,838

Sinclair Television Group, Inc., 6.38%, 11/1/21 (1)(2)	29,100	29,245

Sterling Entertainment Enterprises LLC, 9.75%, 12/15/19 (4)	23,800	24,692

Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/1/19 (1)	30,745	32,667

Univision Communications, Inc., 8.50%, 5/15/21 (1)	31,957	34,993
		375,538

Miscellaneous Manufacturing – 0.6%

Park-Ohio Industries, Inc., 8.13%, 4/1/21	31,250	34,063

Oil & Gas – 3.8%

Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.75%, 1/15/21 (1)	24,725	22,994

BreitBurn Energy Partners L.P./BreitBurn Finance Corp., 8.63%, 10/15/20	23,490	24,782

Clayton Williams Energy, Inc., 7.75%, 4/1/19	24,699	24,576
7.75%, 4/1/19 (1)	9,200	9,154

Halcon Resources Corp., 8.88%, 5/15/21	26,325	26,983

Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20	28,942	29,919

Swift Energy Co., 7.88%, 3/1/22	31,045	30,424

WPX Energy, Inc., 6.00%, 1/15/22	32,384	32,829
		201,661

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Oil & Gas Services – 1.5%

Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	$24,956	$25,393

Dresser-Rand Group, Inc., 6.50%, 5/1/21	25,480	27,009

Parker Drilling Co., 7.50%, 8/1/20 (1)	26,150	26,150
		78,552

Oil Refining & Marketing – 0.5%

PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	23,456	24,277

Packaging & Containers – 1.6%

Exopack Holding Corp., 10.00%, 6/1/18	26,980	28,464

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)(2)	24,650	24,896

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, 4/15/19	33,060	34,713
		88,073

Pharmaceuticals – 1.4%

Jaguar Holding Co. I, 9.38%, 10/15/17 (1)(3)	28,872	30,532

JPR Royalty Sub LLC, 14.00%, 9/1/20 (1)(4)	8,000	5,760

Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20 (1)	23,740	24,541

Pinnacle Merger Sub, Inc., 9.50%, 10/1/23 (1)	12,750	13,117
		73,950

Pipelines – 4.2%

Access Midstream Partners L.P./ACMP Finance Corp., 6.13%, 7/15/22	29,551	30,364

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., 6.63%, 10/1/20 (1)	28,295	28,861

Crosstex Energy L.P./Crosstex Energy Finance Corp., 7.13%, 6/1/22	36,520	37,616

Energy Transfer Equity L.P., 7.50%, 10/15/20	26,935	28,820

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Pipelines – 4.2% – continued

Inergy Midstream L.P./NRGM Finance Corp., 6.00%, 12/15/20 (1)	$26,742	$26,541

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 8.88%, 4/1/18	26,330	27,910
7.25%, 2/15/21	9,100	9,202

Rockies Express Pipeline LLC, 6.00%, 1/15/19 (1)	27,750	24,420

Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.13%, 10/15/21	13,775	13,844
		227,578

Real Estate – 0.5%

Howard Hughes (The) Corp., 6.88%, 10/1/21 (1)	26,500	26,566

Real Estate Investment Trusts – 2.3%

DuPont Fabros Technology L.P., 5.88%, 9/15/21 (1)	28,100	28,100

EPR Properties, 7.75%, 7/15/20	24,550	27,762
5.75%, 8/15/22	14,175	14,302

Felcor Lodging L.P., 5.63%, 3/1/23	24,860	23,213

MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 2/15/22	16,025	16,225

Senior Housing Properties Trust, 6.75%, 12/15/21	14,218	15,584
		125,186

Retail – 7.4%

99 Cents Only Stores, 11.00%, 12/15/19	31,752	35,562

Burlington Holdings LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18 (1)(3)	29,650	30,465

CST Brands, Inc., 5.00%, 5/1/23 (1)	29,853	28,137

Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (1)(3)	27,020	27,763

Landry’s, Inc., 9.38%, 5/1/20 (1)	21,225	22,392

Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/1/18 (1)(3)	24,750	25,059

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Retail – 7.4% – continued

Murphy Oil USA, Inc., 6.00%, 8/15/23 (1)	$24,550	$24,427

New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (1)(3)	32,980	33,805

NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 1/15/20	30,310	34,553

Pantry (The), Inc., 8.38%, 8/1/20	28,345	29,904

Party City Holdings, Inc., 8.88%, 8/1/20 (1)	12,075	12,981

PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19 (1)(3)	14,625	14,625

Penske Automotive Group, Inc., 5.75%, 10/1/22	29,500	28,910

Rite Aid Corp., 9.25%, 3/15/20	16,385	18,597

Sonic Automotive, Inc., 7.00%, 7/15/22	27,538	29,466
		396,646

Software – 1.6%

Epicor Software Corp., 8.63%, 5/1/19	24,186	25,819

Infor US, Inc., 11.50%, 7/15/18	24,432	28,219

Sophia L.P./Sophia Finance, Inc., 9.75%, 1/15/19 (1)	28,401	30,815
		84,853

Telecommunications – 4.9%

CPI International, Inc., 8.00%, 2/15/18	30,275	31,183

EarthLink, Inc., 8.88%, 5/15/19	21,500	20,694
7.38%, 6/1/20 (1)	15,100	14,722

Frontier Communications Corp., 9.00%, 8/15/31	22,350	21,903

GCI, Inc., 8.63%, 11/15/19	29,281	30,672

Level 3 Financing, Inc., 8.13%, 7/1/19	8,528	9,125
8.63%, 7/15/20	18,875	20,621

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 80.4% – continued

Telecommunications – 4.9% – continued

Qwest Capital Funding, Inc., 7.75%, 2/15/31	$27,640	$26,120

Sprint Corp., 7.88%, 9/15/23 (1)	31,900	32,538

tw telecom holdings, Inc., 6.38%, 9/1/23 (1)	23,825	23,706

Windstream Corp., 7.75%, 10/1/21 (1)	13,725	14,171
7.50%, 4/1/23	17,925	17,701
		263,156

Transportation – 1.3%

Florida East Coast Holdings Corp., 10.50%, 8/1/17 (3)	13,210	13,739

Kenan Advantage Group (The), Inc., 8.38%, 12/15/18 (1)	28,925	30,335

Quality Distribution LLC/QD Capital Corp., 9.88%, 11/1/18	24,830	27,002
		71,076
Total Corporate Bonds
(Cost $4,271,360)		4,306,417

FOREIGN ISSUER BONDS – 14 . 8%

Aerospace/Defense – 0.5%

Bombardier, Inc., 7.45%, 5/1/34 (1)	25,741	25,612

Airlines – 0.5%

Air Canada, 6.75%, 10/1/19 (1)	13,650	13,582
8.75%, 4/1/20 (1)	13,650	13,814
		27,396

Aluminum – 0.4%

Novelis, Inc., 8.75%, 12/15/20	18,829	20,665

Auto Parts & Equipment – 0.5%

Schaeffler Holding Finance BV, 6.88%, 8/15/18 (1)(3)	27,250	28,544

Banks – 1.1%

Credit Agricole S.A., 8.13%, 9/19/33 (1)	24,250	24,127

Royal Bank of Scotland Group PLC, 7.64%, 3/29/49	33,350	31,682
		55,809

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 14.8% – continued

Commercial Services – 0.6%

Nord Anglia Education UK Holdings PLC, 10.25%, 4/1/17 (1)	$12,475	$13,847

Nord Anglia Education, Inc., 8.50%, 2/15/18 (1)	17,750	17,928
		31,775

Computers – 0.6%

MMI International Ltd., 8.00%, 3/1/17 (1)	30,180	30,180

Diversified Financial Services – 0.7%

National Money Mart Co., 10.38%, 12/15/16	36,630	38,370

Food – 0.5%

ESAL GmbH, 6.25%, 2/5/23 (1)	7,000	6,178

JBS Finance II Ltd., 8.25%, 1/29/18 (1)	20,900	21,213
		27,391

Healthcare - Products – 0.5%

ConvaTec Finance International S.A., 8.25%, 1/15/19 (1)(3)	27,850	27,850

Lodging – 0.5%

MCE Finance Ltd., 5.00%, 2/15/21 (1)	26,605	25,541

Media – 0.7%

Nara Cable Funding Ltd., 8.88%, 12/1/18 (1)	36,634	38,649

Mining – 0.5%

Vedanta Resources PLC, 9.50%, 7/18/18 (1)	26,250	28,809

Oil & Gas – 0.9%

Gazprom OAO, 4.95%, 2/6/28 (1)	23,150	20,488

PetroBakken Energy Ltd., 8.63%, 2/1/20 (1)	29,000	28,130
		48,618

Oil & Gas Services – 1.2%

Offshore Group Investment Ltd., 7.50%, 11/1/19	25,485	26,823

Seadrill Ltd., 5.63%, 9/15/17 (1)	15,325	15,478

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 14.8% – continued

Oil & Gas Services – 1.2% – continued
6.13%, 9/15/20 (1)	$22,775	$22,434
		64,735

Retail – 0.5%

Arcos Dorados Holdings, Inc., 6.63%, 9/27/23 (1)	26,975	26,368

Telecommunications – 3.4%

Digicel Group Ltd., 8.25%, 9/30/20 (1)	31,965	33,084

Eileme 1 AB, 14.25%, 8/15/20 (1)(3)	25,157	26,918

Eileme 2 AB, 11.63%, 1/31/20 (1)	3,975	4,611

Intelsat Luxembourg S.A., 7.75%, 6/1/21 (1)	31,660	32,768

Sable International Finance Ltd., 8.75%, 2/1/20 (1)	22,468	24,602

Telemovil Finance Co. Ltd., 8.00%, 10/1/17 (1)	25,450	26,532

Wind Acquisition Finance S.A., 11.75%, 7/15/17 (1)	31,190	33,139
		181,654

Transportation – 0.7%

Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19	33,860	36,399

Trucking & Leasing – 0.5%

AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (1)	28,049	28,891
Total Foreign Issuer Bonds
(Cost $771,591)		793,256
	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.9%

Banks – 0.5%

Santander Finance Preferred S.A.U.	1,013,100	$26,776

Diversified Financial Services – 0.4%

GMAC Capital Trust I	807,550	21,602
Total Preferred Stocks
(Cost $47,509)		48,378
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.9%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	316,637,269	$316,637
Total Investment Companies
(Cost $316,637)		316,637

Total Investments – 102.0%
(Cost $5,407,097)		5,464,688

Liabilities less Other Assets – (2.0)%		(106,447)
NET ASSETS – 100.0%		$5,358,241

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	When-Issued Security.
(3)	Security is payment in-kind bond.
(4)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $30,452,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000
Sterling Entertainment Enterprises LLC, 9.75%, 12/15/19	8/12/13	14,205

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $212,614,000 with net purchases of approximately $104,023,000 during the six months ended September 30, 2013.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

Percentages shown are based on Net Assets.

At September 30, 2013, the credit quality distribution for High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.5%
BB	23.5
B	39.3
CCC	26.5
Cash Equivalents	5.8
Not Rated	2.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds
Media	$–		$350,846		$24,692	$375,538
Pharmaceuticals	–		68,190		5,760	73,950
All Other Industries	–		3,856,929	(1)	–	3,856,929
Foreign Issuer Bonds	–		793,256	(1)	–	793,256
Preferred Stocks	48,378	(1)	–		–	48,378
Investment Companies	316,637		–		–	316,637
Total Investments	$365,015		$5,069,221		$30,452	$5,464,688

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/13 (000s)

Corporate Bonds

Media (1)	$24,276	$–	$–	$416	$–	$–	$–	$–	$–	$24,692

Pharmaceuticals	14,448	144	–	5,687	–	–	(14,519)	–	–	5,760

Total	$38,724	$144	$–	$6,103	$–	$–	$(14,519)	$–	$–	$30,452

(1)	Security was valued using a price from third party provider.

The Fund valued certain securities using prices provided by NTGI PVC or a price from a third party provider. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2013 was approximately $1,821, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/13 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS

Corporate Bond	$5,760	Analytical Valuation Methodology	Discount for lack of marketability

A discount was applied to the position due to lack of marketability. Changes in the marketability of the position could result in a change to the applied discount and result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 10.0%

Automobile – 1.1%

Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 5/15/17	$610	$608

Fifth Third Auto Trust, Series 2013-A, Class A3, 0.61%, 9/15/17	690	688

Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	260	261

Honda Auto Receivables Owner Trust, Series 2013-2, Class A3, 0.53%, 2/16/17	565	564

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	720	722

Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.55%, 1/17/17	640	638
		3,481

Commercial Mortgage-Backed Securities – 8.4%

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	1,460	1,600

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4, 5.41%, 12/11/40	1,616	1,726

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	133	133

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.54%, 10/12/41	1,695	1,867

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	2,475	2,715

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class A2, 4.63%, 3/15/46	102	102

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.55%, 5/12/45	1,713	1,878

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 10.0% – continued

Commercial Mortgage-Backed Securities – 8.4% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.40%, 5/15/45	$2,625	$2,873

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39	1,325	1,439

LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.05%, 6/15/38	3,460	3,808

Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4, 5.74%, 8/12/43	1,258	1,380

Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	1,140	1,252

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	2,644	2,897

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	2,010	2,211
		25,881

Credit Card – 0.2%

Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	559	561

Utilities – 0.3%

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 2/15/16	502	508

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 4/15/18	520	523
		1,031
Total Asset-Backed Securities
(Cost $31,514)		30,954

CORPORATE BONDS – 48.0%

Aerospace/Defense – 0.1%

B/E Aerospace, Inc., 5.25%, 4/1/22	200	199

Agriculture – 0.6%

Philip Morris International, Inc., 2.50%, 5/16/16	900	935

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Agriculture – 0.6% – continued

Reynolds American, Inc., 1.05%, 10/30/15	$800	$800
		1,735

Auto Manufacturers – 1.1%

Daimler Finance North America LLC, 1.25%, 1/11/16 (1)	570	570
1.45%, 8/1/16 (1)(2)	375	376

General Motors Co., 3.50%, 10/2/18 (1)(2)	825	823

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	400	418
1.00%, 3/15/16 (1)	1,265	1,256
		3,443

Auto Parts & Equipment – 0.8%

Continental Rubber of America Corp., 4.50%, 9/15/19 (1)(2)	500	524

Dana Holding Corp., 6.75%, 2/15/21	500	531

Delphi Corp., 5.88%, 5/15/19	225	239

Johnson Controls, Inc., 1.75%, 3/1/14	1,230	1,236
		2,530

Banks – 7.8%

Ally Financial, Inc., 3.13%, 1/15/16	400	401
3.50%, 7/18/16	960	970

Bank of America Corp., 1.82%, 7/11/14	525	530
3.70%, 9/1/15	855	894
1.50%, 10/9/15	220	221
1.07%, 3/22/16	1,245	1,250
3.88%, 3/22/17	590	627

Branch Banking & Trust Co., 1.45%, 10/3/16	360	362

Capital One Financial Corp., 2.13%, 7/15/14	575	581
1.00%, 11/6/15	630	627

Citigroup, Inc., 2.65%, 3/2/15	1,065	1,089
1.25%, 1/15/16	360	360
1.04%, 4/1/16	1,110	1,113

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Banks – 7.8% – continued
1.70%, 7/25/16	$295	$296
6.00%, 8/15/17	720	823

Discover Bank, 2.00%, 2/21/18	415	406

Fifth Third Bank, 0.90%, 2/26/16	645	641

Goldman Sachs Group (The), Inc., 6.00%, 5/1/14	310	320
3.30%, 5/3/15	730	755
1.60%, 11/23/15	935	942
3.63%, 2/7/16	625	658
2.38%, 1/22/18	645	640
2.90%, 7/19/18	545	549

HSBC USA, Inc., 2.38%, 2/13/15	200	204

JPMorgan Chase & Co., 4.88%, 3/15/14	250	255
1.10%, 10/15/15	910	912
3.15%, 7/5/16	865	908
7.90%, 4/30/18	370	401

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	675	772

Morgan Stanley, 3.45%, 11/2/15	725	751
1.51%, 2/25/16	1,000	1,009
1.75%, 2/25/16	815	819
4.75%, 3/22/17	575	621

PNC Funding Corp., 2.70%, 9/19/16	380	395

Wells Fargo & Co., 1.50%, 7/1/15	970	982
7.98%, 3/15/18	370	407

Wells Fargo Bank N.A., 0.75%, 7/20/15	560	561
		24,052

Beverages – 1.2%

Anheuser-Busch InBev Finance, Inc., 0.80%, 1/15/16	1,170	1,169

PepsiCo, Inc., 0.75%, 3/5/15	430	431
0.70%, 2/26/16	475	474
2.25%, 1/7/19	1,020	1,022

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Beverages – 1.2% – continued

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)	$455	$461
		3,557

Biotechnology – 0.6%

Celgene Corp., 1.90%, 8/15/17	315	316

Genzyme Corp., 3.63%, 6/15/15	270	283

Gilead Sciences, Inc., 2.40%, 12/1/14	615	628
3.05%, 12/1/16	515	544
		1,771

Chemicals – 1.3%

Airgas, Inc., 2.95%, 6/15/16	815	847

Ashland, Inc., 3.00%, 3/15/16	1,000	1,012

Dow Chemical (The) Co., 2.50%, 2/15/16	550	568

Eastman Chemical Co., 2.40%, 6/1/17	325	330

Ecolab, Inc., 2.38%, 12/8/14	1,000	1,019

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., 6.50%, 4/15/21 (1)(2)	290	284
		4,060

Commercial Services – 1.2%

ADT (The) Corp., 6.25%, 10/15/21 (1)(2)	250	254

ERAC USA Finance LLC, 2.25%, 1/10/14 (1)	1,073	1,078

Hertz (The) Corp., 7.50%, 10/15/18	600	646
5.88%, 10/15/20	250	257

Service Corp. International, 5.38%, 1/15/22 (1)	550	525

United Rentals North America, Inc., 5.75%, 7/15/18	500	525
7.63%, 4/15/22	495	538
		3,823

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Computers – 0.6%

Hewlett-Packard Co., 2.63%, 12/9/14	$450	$459
2.60%, 9/15/17	270	272

International Business Machines Corp., 0.45%, 5/6/16	565	560

NetApp, Inc., 2.00%, 12/15/17	475	468
		1,759

Cosmetics/Personal Care – 0.3%

Avon Products, Inc., 2.38%, 3/15/16	1,000	1,020

Diversified Financial Services – 5.7%

American Express Credit Corp., 2.80%, 9/19/16	582	609

American Honda Finance Corp., 0.64%, 5/26/16 (1)	620	621

BlackRock, Inc., 3.50%, 12/10/14	775	802
1.38%, 6/1/15	165	167

Boeing Capital Corp., 2.13%, 8/15/16	320	331

Caterpillar Financial Services Corp., 0.70%, 11/6/15	525	525
1.35%, 9/6/16	1,370	1,379

Charles Schwab (The) Corp., 0.85%, 12/4/15	555	555

Ford Motor Credit Co. LLC, 7.00%, 4/15/15	680	738
4.25%, 2/3/17	300	321

Franklin Resources, Inc., 3.13%, 5/20/15	750	778

General Electric Capital Corp., 2.25%, 11/9/15	2,230	2,289
3.35%, 10/17/16	1,515	1,606

General Motors Financial Co., Inc., 4.75%, 8/15/17 (1)(2)	400	414

Hyundai Capital America, 1.63%, 10/2/15 (1)	1,060	1,062

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20 (1)(2)	300	300

International Lease Finance Corp., 2.20%, 6/15/16	1,000	995

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Diversified Financial Services – 5.7% – continued

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (1)(2)	$660	$750

PACCAR Financial Corp., 0.75%, 5/16/16	935	931

SLM Corp., 3.88%, 9/10/15	160	163
6.00%, 1/25/17	290	307

TD Ameritrade Holding Corp., 4.15%, 12/1/14	700	728

Toyota Motor Credit Corp., 2.00%, 9/15/16	1,285	1,320
		17,691

Electric – 1.2%

Commonwealth Edison Co., 1.63%, 1/15/14	325	326

Duke Energy Carolinas LLC, 1.75%, 12/15/16	400	409

Exelon Generation Co. LLC, 6.20%, 10/1/17	480	550

Georgia Power Co., 0.63%, 11/15/15	180	180

IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,040	1,079

NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	475	477
1.34%, 9/1/15	800	803
		3,824

Electronics – 0.4%

Agilent Technologies, Inc., 5.50%, 9/14/15	730	791

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	560	584
		1,375

Environmental Control – 0.2%

Clean Harbors, Inc., 5.25%, 8/1/20	725	718

Food – 1.4%

ConAgra Foods, Inc., 1.35%, 9/10/15	800	806
1.30%, 1/25/16	490	490

General Mills, Inc., 0.88%, 1/29/16	625	625

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Food – 1.4% – continued

Hershey (The) Co., 1.50%, 11/1/16	$610	$616

Kellogg Co., 1.13%, 5/15/15	570	575

Sun Merger Sub, Inc., 5.25%, 8/1/18 (1)(2)	675	692

Sysco Corp., 0.55%, 6/12/15	430	430
		4,234

Gas – 0.1%

CenterPoint Energy, Inc., 6.50%, 5/1/18	260	307

Healthcare – Products – 0.5%

Baxter International, Inc., 5.38%, 6/1/18	515	592

Stryker Corp., 2.00%, 9/30/16	190	195

Zimmer Holdings, Inc., 1.40%, 11/30/14	625	630
		1,417

Healthcare – Services – 1.5%

Aetna, Inc., 6.00%, 6/15/16	1,000	1,126

Cigna Corp., 2.75%, 11/15/16	580	602

DaVita HealthCare Partners, Inc., 6.63%, 11/1/20	775	823

HCA, Inc., 6.50%, 2/15/20	615	667

UnitedHealth Group, Inc., 0.85%, 10/15/15	410	411

Ventas Realty LP, 1.55%, 9/26/16	515	516

WellPoint, Inc., 1.25%, 9/10/15	575	579
		4,724

Home Builders – 0.6%

Lennar Corp., 4.13%, 12/1/18	1,925	1,838

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Household Products/Wares – 0.4%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	$1,200	$1,205

Insurance – 0.6%

American International Group, Inc., 2.38%, 8/24/15	145	148
4.88%, 9/15/16	310	340

Berkshire Hathaway, Inc., 0.80%, 2/11/16	505	505

ING US, Inc., 5.65%, 5/15/53	310	283

Metropolitan Life Global Funding I, 2.50%, 9/29/15 (1)(2)	450	465

Prudential Financial, Inc., 3.00%, 5/12/16	145	152
		1,893

Internet – 0.7%

Amazon.com, Inc., 0.65%, 11/27/15	600	599

Equinix, Inc., 4.88%, 4/1/20	500	485

Symantec Corp., 2.75%, 9/15/15	1,065	1,098
		2,182

Iron/Steel – 0.4%

Glencore Funding LLC, 1.63%, 1/15/19 (1)(2)	1,065	1,002

Steel Dynamics, Inc., 6.13%, 8/15/19	160	167
		1,169

Lodging – 0.3%

Wyndham Worldwide Corp., 2.50%, 3/1/18	785	777

Machinery - Diversified – 0.2%

CNH Capital LLC, 3.63%, 4/15/18	745	741

Media – 4.2%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 (1)(2)	500	480

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Media – 4.2% – continued

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (1)	$1,000	$1,020

Comcast Corp., 4.95%, 6/15/16	1,060	1,170
6.30%, 11/15/17	250	295

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	590	615
2.40%, 3/15/17	720	723

McClatchy (The) Co., 9.00%, 12/15/22	775	818

Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/1/21 (1)	525	528

NBCUniversal Enterprise, Inc., 0.81%, 4/15/16 (1)(2)	1,300	1,306

NBCUniversal Media LLC, 2.10%, 4/1/14	165	166
3.65%, 4/30/15	1,060	1,111

News America, Inc., 5.30%, 12/15/14	1,105	1,166

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	500	495

Time Warner Cable, Inc., 3.50%, 2/1/15	820	841

Time Warner, Inc., 3.15%, 7/15/15	800	833

Univision Communications, Inc., 6.88%, 5/15/19 (1)(2)	825	883

Viacom, Inc., 2.50%, 12/15/16	575	589
		13,039

Metal Fabrication/Hardware – 0.2%

Precision Castparts Corp., 0.70%, 12/20/15	500	499

Mining – 0.2%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	215	216
2.38%, 3/15/18 (1)(2)	480	464
		680

Miscellaneous Manufacturing – 0.5%

Eaton Corp., 0.95%, 11/2/15 (1)	750	750

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Miscellaneous Manufacturing – 0.5% – continued

General Electric Co., 0.85%, 10/9/15	$550	$551
5.25%, 12/6/17	200	228
		1,529

Office/Business Equipment – 0.2%

Xerox Corp., 4.25%, 2/15/15	580	605

Oil & Gas – 3.1%

Anadarko Petroleum Corp., 5.75%, 6/15/14	695	718
6.38%, 9/15/17	300	349

Atwood Oceanics, Inc., 6.50%, 2/1/20	250	262

Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	600	610

Continental Resources, Inc., 5.00%, 9/15/22	595	599

Devon Energy Corp., 1.88%, 5/15/17	655	656

Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/1/19 (1)(2)	1,000	942

Marathon Oil Corp., 0.90%, 11/1/15	690	690

Murphy Oil Corp., 2.50%, 12/1/17	560	556

Newfield Exploration Co., 6.88%, 2/1/20	850	893

Phillips 66, 2.95%, 5/1/17	390	404

QEP Resources, Inc., 6.88%, 3/1/21	470	499

Range Resources Corp., 6.75%, 8/1/20	900	970

Rosetta Resources, Inc., 5.63%, 5/1/21	500	475

Tesoro Corp., 4.25%, 10/1/17	450	461

Western Refining, Inc., 6.25%, 4/1/21	550	539
		9,623

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Packaging & Containers – 0.4%

Ball Corp., 5.75%, 5/15/21	$500	$527

Graphic Packaging International, Inc., 4.75%, 4/15/21	500	485

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)(2)(3)	325	330
		1,342

Pharmaceuticals – 2.0%

AbbVie, Inc., 1.20%, 11/6/15	1,555	1,561

Cardinal Health, Inc., 1.90%, 6/15/17	410	411
1.70%, 3/15/18	205	200

Express Scripts Holding Co., 2.10%, 2/12/15	665	676
3.13%, 5/15/16	500	523

McKesson Corp., 0.95%, 12/4/15	355	355
5.70%, 3/1/17	190	216

Merck & Co., Inc., 0.70%, 5/18/16	950	949

Mylan, Inc., 1.80%, 6/24/16 (1)	400	402

Zoetis, Inc., 1.15%, 2/1/16 (1)	830	833
		6,126

Pipelines – 0.8%

Enterprise Products Operating LLC, 3.70%, 6/1/15	350	366
1.25%, 8/13/15	375	377

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	310	355

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (1)(2)	250	271

Plains All American Pipeline L.P./PAA Finance Corp., 5.63%, 12/15/13	280	283

Williams Partners L.P., 3.80%, 2/15/15	670	695
		2,347

Real Estate Investment Trusts – 1.6%

AvalonBay Communities, Inc., 5.75%, 9/15/16	800	901

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Real Estate Investment Trusts – 1.6% – continued

DDR Corp., 7.50%, 7/15/18	$510	$607

DuPont Fabros Technology L.P., 5.88%, 9/15/21(1)	465	465

ERP Operating L.P., 5.25%, 9/15/14	765	797

Health Care REIT, Inc., 5.88%, 5/15/15	1,215	1,305

Host Hotels & Resorts L.P., 5.88%, 6/15/19	350	378

Kimco Realty Corp., 5.70%, 5/1/17	445	500
		4,953

Retail – 1.0%

CVS Caremark Corp., 5.75%, 6/1/17	680	778

Home Depot (The), Inc., 5.40%, 3/1/16	635	704

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	940	1,061

Walgreen Co., 1.00%, 3/13/15	595	597
		3,140

Semiconductors – 0.2%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (1)(2)	530	529

Software – 0.8%

Activision Blizzard, Inc., 5.63%, 9/15/21 (1)(2)	465	466

Autodesk, Inc., 1.95%, 12/15/17	335	328

Fidelity National Information Services, Inc., 7.88%, 7/15/20	1,000	1,105

Oracle Corp., 5.25%, 1/15/16	545	599
		2,498

Telecommunications – 2.8%

AT&T, Inc., 1.60%, 2/15/17	660	662

Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	355	361

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.0% – continued

Telecommunications – 2.8% – continued

CenturyLink, Inc., 6.00%, 4/1/17	$1,000	$1,075

Cisco Systems, Inc., 1.63%, 3/14/14	320	322
3.15%, 3/14/17	460	490

Frontier Communications Corp., 8.25%, 4/15/17	650	738

Juniper Networks, Inc., 3.10%, 3/15/16	500	516

SBA Communications Corp., 5.63%, 10/1/19	1,000	983

Verizon Communications, Inc., 0.70%, 11/2/15	600	596
1.78%, 9/15/16	595	612
2.50%, 9/15/16	885	912
2.00%, 11/1/16	1,230	1,246
		8,513

Transportation – 0.2%

Ryder System, Inc., 3.15%, 3/2/15	585	603
Total Corporate Bonds
(Cost $148,433)		148,070

FOREIGN ISSUER BONDS – 10.4%

Auto Manufacturers – 0.2%

Volkswagen International Finance N.V., 1.63%, 3/22/15 (1)	465	471

Banks – 1.8%

ANZ New Zealand Int’l Ltd., 1.13%, 3/24/16 (1)(2)	255	255

Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	540	540

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 0.73%, 3/18/16	1,236	1,240

ING Bank N.V., 2.00%, 10/18/13 (1)(2)	855	855

National Bank of Canada, 1.50%, 6/26/15	340	345

Royal Bank of Canada, 0.63%, 12/4/15	330	329

Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	505	503

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Banks – 1.8% – continued

Svenska Handelsbanken AB, 0.72%, 9/23/16	$660	$661

Toronto-Dominion Bank (The), 1.50%, 9/9/16	850	861
		5,589

Beverages – 0.9%

Diageo Capital PLC, 0.63%, 4/29/16	575	571

Heineken N.V., 0.80%, 10/1/15 (1)	765	763

Pernod-Ricard S.A., 2.95%, 1/15/17 (1)(2)	1,100	1,141

SABMiller PLC, 6.50%, 7/1/16 (1)(2)	320	364
		2,839

Chemicals – 0.5%

INEOS Group Holdings S.A., 6.13%, 8/15/18 (1)(2)	750	733

LyondellBasell Industries N.V., 5.00%, 4/15/19	730	804
		1,537

Computers – 0.4%

Seagate HDD Cayman, 6.88%, 5/1/20	400	438
4.75%, 6/1/23 (1)(2)	785	756
		1,194

Diversified Financial Services – 0.2%

Macquarie Group Ltd., 7.30%, 8/1/14(1)(2)	470	494

Healthcare - Products – 0.1%

Covidien International Finance S.A., 1.35%, 5/29/15	355	358

Internet – 0.1%

Baidu, Inc., 3.25%, 8/6/18	415	415

Leisure Time – 0.2%

Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	685	689

Mining – 0.6%

Anglo American Capital PLC, 2.63%, 9/27/17 (1)(2)	200	197

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Mining – 0.6% – continued

Rio Tinto Finance USA PLC, 2.00%, 3/22/17	$475	$478
1.63%, 8/21/17	315	310

Vedanta Resources PLC, 6.00%, 1/31/19 (1)(2)	400	380

Xstrata Finance Canada Ltd., 2.05%, 10/23/15 (1)	615	617
		1,982

Miscellaneous Manufacturing – 0.6%

Bombardier, Inc., 4.25%, 1/15/16 (1)(2)	1,000	1,037

Pentair Finance S.A., 1.88%, 9/15/17	180	177

Tyco Electronics Group S.A., 6.55%, 10/1/17	660	761
		1,975

Oil & Gas – 2.3%

BP Capital Markets PLC, 0.70%, 11/6/15	415	414
2.25%, 11/1/16	675	695

Canadian Natural Resources Ltd., 5.70%, 5/15/17	375	424

CNOOC Finance 2013 Ltd., 1.13%, 5/9/16	1,125	1,113

Ensco PLC, 3.25%, 3/15/16	250	261

Lukoil International Finance B.V., 3.42%, 4/24/18 (1)(2)	400	398

Noble Holding International Ltd., 2.50%, 3/15/17	485	488

Petrobras Global Finance B.V., 2.00%, 5/20/16	1,020	1,013

Petrobras International Finance Co., 2.88%, 2/6/15	510	517

Shell International Finance B.V., 0.63%, 12/4/15	490	490

Total Capital International S.A., 1.00%, 8/12/16	1,015	1,017

Transocean, Inc., 2.50%, 10/15/17	255	256
		7,086

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Pharmaceuticals – 0.5%

Sanofi, 2.63%, 3/29/16	$600	$626

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	750	776
		1,402

Pipelines – 0.2%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	135	136
0.75%, 1/15/16	330	328
		464

Telecommunications – 1.7%

America Movil S.A.B. de C.V., 5.75%, 1/15/15	985	1,043

British Telecommunications PLC, 1.63%, 6/28/16	1,080	1,086

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	1,740	1,857

Softbank Corp., 4.50%, 4/15/20 (1)	500	480

Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (1)(2)	475	463

Vodafone Group PLC, 4.15%, 6/10/14	435	446
		5,375

Transportation – 0.1%

Canadian National Railway Co., 1.45%, 12/15/16	265	267
Total Foreign Issuer Bonds
(Cost $32,166)		32,137

U.S. GOVERNMENT AGENCIES – 8.8% (4)

Fannie Mae – 3.8%

Pool #555649, 7.50%, 10/1/32	46	53

Pool #893082, 2.67%, 9/1/36	381	406

Pool #AB3114, 5.00%, 6/1/41	1,244	1,356

Pool #AD0915, 5.50%, 12/1/38	172	187

Pool #AD7061, 5.50%, 6/1/40	261	288

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 8.8% (4) – continued

Fannie Mae – 3.8% – continued

Pool #AI3471, 5.00%, 6/1/41	$505	$550

Pool #AK0501, 3.00%, 1/1/27	1,368	1,418

Pool #AO0315, 3.00%, 4/1/27	1,528	1,585

Pool #AO4482, 3.00%, 5/1/27	1,321	1,370

Pool TBA, 3.00%, 10/13/28 (3)	2,400	2,485

Series 2013-54, Class PM, 1.50%, 5/25/43	2,284	2,137
		11,835

Freddie Mac – 0.3%

Pool #1B3617, 2.93%, 10/1/37	278	295

Pool #848076, 5.55%, 6/1/38	348	373

Series 3730, Class PL, 4.50%, 1/15/33	272	275
		943

Freddie Mac Gold – 0.4%

Pool #A92650, 5.50%, 6/1/40	631	699

Pool #G13387, 5.00%, 4/1/23	325	346
		1,045

Government National Mortgage Association – 3.5%

Series 2011-49, Class A, 2.45%, 7/16/38	1,052	1,068

Series 2011-49, Class AB, 2.80%, 1/16/34	–	–

Series 2012-123, Class A, 1.04%, 7/16/46	2,944	2,770

Series 2012-2, Class A, 1.86%, 6/16/31	1,191	1,198

Series 2012-22, Class AB, 1.66%, 3/16/33	411	412

Series 2013-12, Class KA, 1.50%, 12/16/43	496	491

Series 2013-142, Class AD, 2.25%, 12/16/47	1,430	1,429

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 8.8% (4) – continued

Government National Mortgage Association – 3.5% – continued

Series 2013-17, Class AF, 1.21%, 11/16/43	$1,319	$1,300

Series 2013-45, Class A, 1.45%, 10/16/40	1,612	1,590

Series 2013-92, Class AB, 2.00%, 2/16/43	607	606
		10,864

Government National Mortgage Association II – 0.8%

Pool #82581, 4.00%, 7/20/40	960	1,020

Pool #83021, 3.00%, 1/20/42	1,417	1,473
		2,493
Total U.S. Government Agencies
(Cost $27,475)		27,180

U.S. GOVERNMENT OBLIGATIONS – 14.6%

U.S. Treasury Inflation Indexed Notes – 3.2%
0.13%, 4/15/16	9,255	10,051

U.S. Treasury Notes – 11.4%
0.25%, 9/30/15	22,920	22,886
0.88%, 9/15/16	12,115	12,204
		35,090
Total U.S. Government Obligations
(Cost $45,045)		45,141

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 6.0%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	18,340,555	$18,341
Total Investment Companies
(Cost $18,341)		18,341

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.06%, 11/29/13 (7)	$800	$800
Total Short-Term Investments
(Cost $800)		800

Total Investments – 98.1%
(Cost $303,774)		302,623

Other Assets less Liabilities – 1.9%		6,009
NET ASSETS – 100.0%		$308,632

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $19,045,000 or 6.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Activision Blizzard, Inc., 5.63%, 9/15/21	9/12/13	$465

ADT (The) Corp., 6.25%, 10/15/21	9/24/13	250

Anglo American Capital PLC, 2.63%, 9/27/17	9/20/12	200

ANZ New Zealand Int’l Ltd., 1.13%, 3/24/16	3/20/13	255

Bombardier, Inc., 4.25%, 1/15/16	1/9/13	1,000

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	5/1/13	516

Continental Rubber of America Corp., 4.50%, 9/15/19	9/18/13	510

Daimler Finance North America LLC, 1.45%, 8/1/16	7/24/13	375

Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18	2/28/13	480

General Motors Co., 3.50%, 10/2/18	9/24/13	825

General Motors Financial Co., Inc., 4.75%, 8/15/17	8/13/12	400

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Glencore Funding LLC, 1.63%, 1/15/19	5/22/13	$1,065

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7/31/13	300

INEOS Group Holdings S.A., 6.13%, 8/15/18	5/2/13	750

ING Bank N.V., 2.00%, 10/18/13	10/13/10	853

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	2/26/13	278

KKR Group Finance Co. LLC, 6.38%, 9/29/20	4/15/13	792

Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/1/19	2/26/13-5/9/13	1,042

Lukoil International Finance B.V., 3.42%, 4/24/18	4/17/13	400

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	513

Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	450

NBCUniversal Enterprise, Inc., 0.81%, 4/15/16	3/20/13	1,301

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	398

Pernod-Ricard S.A., 2.95%, 1/15/17	1/10/12-4/12/13	1,151

Plastipak Holdings, Inc., 6.50%, 10/1/21	9/25/13	325

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., 6.50%, 4/15/21	4/9/13	290

SABMiller PLC, 6.50%, 7/1/16	12/20/12	378

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12-12/20/12	531

Seagate HDD Cayman, 4.75%, 6/1/23	9/26/13-9/27/13	761

Sun Merger Sub, Inc., 5.25%, 8/1/18	7/19/13	675

Univision Communications, Inc., 6.88%, 5/15/19	3/14/13-5/16/13	895

Vedanta Resources PLC, 6.00%, 1/31/19	5/23/13	400

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Virgin Media Secured Finance PLC, 5.38%, 4/15/21	2/7/13	$475

(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $59,996,000 with net sales of approximately $41,655,000 during the six months ended September 30, 2013.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2013, the credit quality distribution for the Short Bond Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	19.6%
U.S. Agency	4.6
AAA	7.6
AA	7.8
A	19.1
BBB	22.2
BB	7.8
B	5.0
CCC	0.2
Cash Equivalents	6.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the Short Bond Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Five Year U.S. Treasury Note	(300)	$36,314	Short	12/13	$(455)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$30,954	(1)	$–	$30,954
Corporate Bonds	–	148,070	(1)	–	148,070
Foreign Issuer Bonds	–	32,137	(1)	–	32,137
U.S. Government Agencies	–	27,180	(1)	–	27,180
U.S. Government Obligations	–	45,141	(1)	–	45,141
Investment Companies	18,341	–		–	18,341
Short-Term Investments	–	800		–	800
Total Investments	$18,341	$284,282		$–	$302,623

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(455)	$–		$–	$(455)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

U.S. GOVERNMENT AGENCIES – 22.2% (1)

Fannie Mae – 8.9%

Pool #555649, 7.50%, 10/1/32	$90	$102

Pool #745148, 5.00%, 1/1/36	2,587	2,804

Pool #893082, 2.67%, 9/1/36	1,016	1,083

Pool #AH1166, 4.50%, 12/1/40	2,448	2,621

Pool TBA, 4.50%, 10/13/43 (2)	13,545	14,466
		21,076

Freddie Mac – 2.6%

Pool #1J0365, 2.67%, 4/1/37	669	713

Pool #1J2840, 3.02%, 9/1/37	1,456	1,548

Pool #1Q0323, 3.03%, 5/1/37	2,851	3,039

Pool #410092, 2.29%, 11/1/24	15	15

Series 3730, Class PL, 4.50%, 1/15/33	960	969
		6,284

Government National Mortgage Association – 9.3%

Series 2011-49, Class A, 2.45%, 7/16/38	2,437	2,474

Series 2012-123, Class A, 1.04%, 7/16/46	2,723	2,562

Series 2013-12, Class KA, 1.50%, 12/16/43	2,102	2,081

Series 2013-142, Class AD, 2.25%, 12/16/47	2,850	2,847

Series 2013-17, Class AF, 1.21%, 11/16/43	2,593	2,557

Series 2013-40, Class AB, 1.30%, 6/16/35	2,213	2,204

Series 2013-45, Class A, 1.45%, 10/16/40	2,535	2,499

Series 2013-92, Class AB, 2.00%, 2/16/43	4,834	4,831
		22,055

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 22.2% (1) – continued

Government National Mortgage Association II – 1.4%

Pool #82581, 4.00%, 7/20/40	$3,202	$3,400
Total U.S. Government Agencies
(Cost $52,358)		52,815
U.S. GOVERNMENT OBLIGATIONS – 61.1%

U.S. Treasury Inflation Indexed Notes – 4.0%

0.13%, 4/15/18	9,140	9,515

U.S. Treasury Notes – 57.1%
0.25%, 9/30/15	47,585	47,515
0.88%, 9/15/16	45,730	46,066
1.38%, 9/30/18	41,870	41,840
		135,421
Total U.S. Government Obligations
(Cost $144,350)		144,936

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 20.9%

Northern Institutional Funds - U.S. Government Portfolio, 0.01% (3)(4)	49,502,900	$49,503
Total Investment Companies
(Cost $49,503)		49,503

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.7%

U.S. Treasury Bill, 0.06%, 11/29/13 (5)	$4,000	$4,000
Total Short-Term Investments
(Cost $4,000)		4,000

Total Investments – 105.9%
(Cost $250,211)		251,254

Liabilities less Other Assets – (5.9)%		(13,975)
NET ASSETS – 100.0%		$237,279

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $75,146,000 with net sales of approximately $25,643,000 during the six months ended September 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2013, the Short-Intermediate U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
10-Year U.S. Treasury Note	(74)	$9,353	Short	12/13	$(182)
2-Year U.S. Treasury Note	126	27,753	Long	12/13	72

Total					$(110)

At September 30, 2013, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	69.4%
U.S. Agency	10.9
Cash Equivalents	19.7

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S.Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$ –		$52,815	(1)	$ –	$52,815
U.S. Government Obligations	–		144,936	(1)	–	144,936
Investment Companies	49,503		–		–	49,503
Short-Term Investments	–		4,000		–	4,000
Total Investments	$49,503		$201,751		$–	$251,254

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$72		$–		$–	$72
Liabilities
Futures Contracts	(182)		–		–	(182)
Total Other Financial Instruments		$(110)	$–		$–		$(110)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.9%

Credit Card – 0.9%

Citibank Credit Card Issuance Trust, 1.32%, 9/7/18	$20,000	$20,140
Total Asset-Backed Securities
(Cost $19,999)		20,140

CORPORATE BONDS – 17.6%

Agriculture – 0.1%

Bunge Ltd. Finance Corp., 5.35%, 4/15/14	2,000	2,047

Auto Manufacturers – 1.7%

Daimler Finance North America LLC, 0.86%, 3/28/14 (1)	6,000	6,016
1.05%, 4/10/14 (1)	10,000	10,032
2.30%, 1/9/15 (1)	3,000	3,047
Nissan Motor Acceptance Corp., 1.00%, 3/15/16 (1)	20,000	19,859
		38,954

Banks – 6.9%

Bank of America Corp., 1.82%, 7/11/14	5,000	5,050
1.25%, 1/11/16	7,000	6,993
1.32%, 3/22/18	2,000	2,006

Capital One Financial Corp., 2.13%, 7/15/14	2,000	2,022
2.15%, 3/23/15	4,100	4,166
0.91%, 11/6/15	9,500	9,528

Capital One N.A., 0.70%, 3/22/16	1,000	999

Citigroup, Inc., 5.50%, 10/15/14	2,221	2,327

Fifth Third Bank, 0.90%, 2/26/16	16,000	15,903

Goldman Sachs Group (The), Inc., 5.25%, 10/15/13	1,000	1,001
6.00%, 5/1/14	5,000	5,155
1.26%, 11/21/14	2,800	2,816
1.60%, 11/23/15	10,000	10,073

HSBC USA, Inc., 2.38%, 2/13/15	2,000	2,045
1.13%, 9/24/18	8,000	8,019

JPMorgan Chase & Co., 0.93%, 10/15/15	15,500	15,550
1.13%, 2/26/16	20,000	19,977

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.6% – continued

Banks – 6.9% – continued

Morgan Stanley, 1.87%, 1/24/14	$2,300	$2,309
1.75%, 2/25/16	14,245	14,314
1.55%, 4/25/18	4,000	4,014

SunTrust Bank, 0.55%, 4/1/15	1,831	1,819

US Bancorp, 3.44%, 2/1/16	5,000	5,225

Wells Fargo & Co., 1.25%, 2/13/15	6,000	6,050
1.17%, 6/26/15	10,500	10,618
		157,979

Beverages – 0.1%

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)	1,165	1,179

Chemicals – 0.3%

Airgas, Inc., 2.85%, 10/1/13	6,000	6,000

Computers – 0.3%

Hewlett-Packard Co., 1.80%, 9/19/14	5,000	5,050
2.63%, 12/9/14	1,000	1,019
		6,069

Diversified Financial Services – 2.2%

American Express Credit Corp., 1.10%, 6/24/14	4,495	4,519
1.36%, 6/12/15	8,000	8,115

Ford Motor Credit Co. LLC, 4.21%, 4/15/16	10,000	10,598

General Electric Capital Corp., 2.15%, 1/9/15	10,000	10,208

Hyundai Capital America, 1.63%, 10/2/15 (1)	6,000	6,010

Toyota Motor Credit Corp., 0.88%, 7/17/15	10,000	10,069
		49,519

Electric – 0.7%

Commonwealth Edison Co., 1.63%, 1/15/14	2,000	2,007

NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	3,000	3,007
1.61%, 6/1/14	3,000	3,019

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.6% – continued

Electric – 0.7% – continued

Xcel Energy, Inc., 0.75%, 5/9/16	$9,000	$8,937
		16,970

Food – 0.5%

ConAgra Foods, Inc., 1.30%, 1/25/16	3,600	3,604

General Mills, Inc., 0.88%, 1/29/16	3,000	2,999

Kellogg Co., 1.13%, 5/15/15	2,000	2,016

Kraft Foods Group, Inc., 1.63%, 6/4/15	2,000	2,031
		10,650

Healthcare - Services – 0.0%

Quest Diagnostics, Inc., 1.10%, 3/24/14	1,000	1,003

Insurance – 0.4%

American International Group, Inc., 3.00%, 3/20/15	9,000	9,263

Iron/Steel – 0.1%

Glencore Funding LLC, 1.70%, 5/27/16 (1)	3,000	2,956

Miscellaneous Manufacturing – 0.1%

Eaton Corp., 0.95%, 11/2/15 (1)	3,000	3,000

Office/Business Equipment – 0.1%

Xerox Corp., 1.08%, 5/16/14	2,500	2,503

Oil & Gas – 0.4%

Marathon Oil Corp., 0.90%, 11/1/15	10,000	9,999

Oil & Gas Services – 1.1%

Halliburton Co., 1.00%, 8/1/16	25,500	25,462

Pharmaceuticals – 0.8%

AbbVie, Inc., 1.20%, 11/6/15	17,000	17,062

Pipelines – 0.2%

Enterprise Products Operating LLC, 1.25%, 8/13/15	3,300	3,317

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.6% – continued

Retail – 0.7%

Nordstrom, Inc., 6.75%, 6/1/14	$9,000	$9,363

Walgreen Co., 0.75%, 3/13/14	7,000	7,010
		16,373

Semiconductors – 0.1%

Broadcom Corp., 1.50%, 11/1/13	2,000	2,001

Telecommunications – 0.6%

Verizon Communications, Inc., 2.50%, 9/15/16	5,660	5,834
2.00%, 9/14/18	7,850	8,254
		14,088

Transportation – 0.2%

CSX Corp., 6.25%, 4/1/15	4,000	4,322
Total Corporate Bonds
(Cost $398,597)		400,716

FOREIGN ISSUER BONDS – 16.2%

Agriculture – 0.1%

BAT International Finance PLC, 1.40%, 6/5/15 (1)	3,000	3,027

Banks – 12.0%

ABN AMRO Bank N.V., 1.38%, 1/22/16 (1)	13,000	13,001

Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	10,000	9,992

Bank of Montreal, 0.73%, 9/11/15	3,000	3,015

Bank of Nova Scotia, 1.85%, 1/12/15	9,000	9,157

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 1.00%, 2/26/16 (1)	20,000	19,942
0.87%, 9/9/16 (1) (2)	5,000	5,020

Barclays Bank PLC, 1.31%, 1/13/14	1,500	1,504

BNP Paribas S.A., 1.17%, 1/10/14	3,000	3,006
3.00%, 12/20/14	2,613	2,694

BPCE S.A., 1.52%, 4/25/16	10,000	10,142

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 16.2% – continued

Banks – 12.0% – continued

Commonwealth Bank of Australia, 1.95%, 3/16/15	$3,000	$3,058

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 4.20%, 5/13/14 (1)	7,750	7,920

Credit Agricole S.A., 1.43%, 4/15/16 (1)	19,500	19,705
1.10%, 10/3/16 (1)(2)	10,000	9,994

ING Bank N.V., 1.89%, 9/25/15 (1)	8,500	8,681
1.21%, 3/7/16 (1)	20,000	20,145

Korea Development Bank (The), 8.00%, 1/23/14	4,250	4,344
1.00%, 1/22/16	4,000	3,948
3.25%, 3/9/16	3,800	3,948

Macquarie Bank Ltd., 2.00%, 8/15/16 (1)	13,000	13,068

National Australia Bank Ltd., 0.99%, 4/11/14 (1)	12,850	12,896
1.60%, 8/7/15	10,000	10,160

Nordea Bank Finland PLC, 0.73%, 1/27/14	4,500	4,508
1.15%, 4/9/14	7,550	7,584

Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/15 (1)	4,000	4,049

Royal Bank of Canada, 1.15%, 3/13/15	10,000	10,086

Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	2,000	2,043

Societe Generale S.A., 1.33%, 10/1/18	24,000	24,038

UBS A.G., 1.26%, 1/28/14	5,000	5,016

Westpac Banking Corp., 0.98%, 3/31/14 (1)	5,000	5,019
1.01%, 9/25/15	17,000	17,172
		274,855

Healthcare - Products – 0.1%

Covidien International Finance S.A., 1.35%, 5/29/15	2,700	2,726

Leisure Time – 0.1%

Carnival Corp., 1.20%, 2/5/16	2,000	1,987

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 16.2% – continued

Mining – 0.5%

Rio Tinto Finance USA PLC, 1.13%, 3/20/15	$5,500	$5,528

Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (1)	3,000	3,045
2.05%, 10/23/15 (1)	4,000	4,011
		12,584

Miscellaneous Manufacturing – 0.2%

Pentair Finance S.A., 1.35%, 12/1/15	4,000	4,015

Oil & Gas – 1.8%

BP Capital Markets PLC, 0.88%, 9/26/18	10,000	10,005

Canadian Natural Resources Ltd., 1.45%, 11/14/14	10,000	10,075

Petrobras Global Finance B.V., 1.88%, 5/20/16	18,000	17,910

Petrobras International Finance Co., 2.88%, 2/6/15	2,000	2,029
		40,019

Pharmaceuticals – 0.6%

Takeda Pharmaceutical Co. Ltd., 1.03%, 3/17/15 (1)	13,000	13,049

Sovereign – 0.3%

Republic of Korea, 5.75%, 4/16/14	6,000	6,159

Telecommunications – 0.5%

Vodafone Group PLC, 0.90%, 2/19/16	12,500	12,478
Total Foreign Issuer Bonds
(Cost $369,103)		370,899

MUNICIPAL BONDS – 60.0%

Alabama – 0.1%

Alabama State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/16	3,000	3,364

Alaska – 0.3%

Alaska State G.O. Unlimited Bonds, Series A, 2.75%, 8/1/14	2,505	2,559

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Alaska – 0.3% – continued

Alaska State Housing Finance Corp. Mortgage Revenue Bonds, Series B-1 (G.O. of Corp. Insured), 0.80%, 12/1/13	$2,235	$2,236

Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project (G.O. of Corp. Insured), 5.00%, 12/1/15	1,000	1,094

Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project, 5.00%, 1/1/14	2,000	2,023
		7,912

Arizona – 0.1%

Arizona State University Energy Management LLC Revenue Refunding Bonds, State University Project-Tempe, 5.00%, 7/1/14	1,500	1,552

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 3.00%, 12/1/13	1,000	1,005
		2,557

Arkansas – 0.2%

Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds, 5.00%, 4/1/15	2,600	2,782

North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding), 5.00%, 2/1/16	1,785	1,953
		4,735

California – 5.7%

Beverly Hills Public Financing Authority Lease Revenue Refunding Bonds, Series A, Project of 2003, 3.00%, 6/1/15	2,985	3,121

Burbank Redevelopment Agency Tax Allocation Golden Bonds (FGIC Insured), Prerefunded, 5.63%, 12/1/13	1,000	1,009

California State Department of Water Supply Resources Revenue Bonds, Series L, 5.00%, 5/1/14	1,000	1,028

California State Department of Water Supply Resources Revenue Bonds, Series M, 5.00%, 5/1/14	6,300	6,476

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

California – 5.7% – continued
5.00%, 5/1/15	$5,650	$6,071

California State Floating G.O. Unlimited Refunding Bonds, Series A, 0.74%, Mandatory Put 5/1/15	2,500	2,509

California State G.O. Unlimited Refunding Bonds, 5.00%, 2/1/15	5,000	5,315

California State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/16	5,635	6,334

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust, 0.36%, Mandatory Put 4/1/15	10,000	9,994

California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Projects, 3.00%, 10/1/13	2,180	2,180

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/15	3,000	3,264
5.00%, 9/1/16	7,435	8,358

California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 2/1/16	10,500	11,336

California Statewide Communities Development Authority Student Housing Revenue Bonds, UCI East Apartments Irvine LLC, Prerefunded, 5.63%, 5/15/15	4,000	4,344

Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds, 0.49%, Mandatory Put 12/15/15	4,500	4,487

Los Angeles Solid Waste Resource Revenue Bonds, Series A, 5.00%, 2/1/16	700	773

Los Angeles Solid Waste Resource Revenue Refunding Bonds, Series B, 5.00%, 2/1/16	10,000	11,035

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/14	3,000	3,109

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 6/1/15	5,500	5,924

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

California – 5.7% – continued

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A2, 0.21%, Mandatory Put 5/1/15	$8,850	$8,835

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C, 4.00%, 10/1/15	3,000	3,221

San Francisco City & County Public Utilities Commission Revenue Refunding Bonds, Series A, 3.00%, 10/1/15	3,000	3,160
4.00%, 10/1/15	2,000	2,146

San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C, 5.00%, 6/15/15	2,000	2,162

University of California General Revenue Bonds, Series AF, 5.00%, 5/15/15	10,000	10,777

Vale Verde Unified School District G.O. Unlimited TRANS, 2.00%, 10/1/13	3,200	3,200
		130,168

Colorado – 1.6%

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 3.00%, 3/1/16	1,100	1,161

Denver City & County Airport Revenue Bonds, Series B (AMT), 4.00%, 11/15/13	5,165	5,189

Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver, 5.00%, 8/1/15	6,780	7,358
5.00%, 8/1/16	15,000	16,843

Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space, 2.00%, 11/15/13	1,070	1,072

Platte River Power Authority Revenue Bonds, Series II, 4.00%, 6/1/14	4,000	4,101
		35,724

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Connecticut – 1.8%

Connecticut State Development Authority PCR Bonds, Series A (AMT), Connecticut Light & Power Project, 1.55%, Mandatory Put 4/1/15	$11,500	$11,616

Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index, 0.36%, 5/15/14	4,000	3,996
0.29%, 3/1/16	1,000	991
0.48%, 3/1/18	1,000	987

Connecticut State G.O. Unlimited Bonds, Series C (NATL Insured), 5.00%, 4/1/14	925	947

Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index, 0.75%, 8/15/18	1,500	1,496

Connecticut State G.O. Unlimited Refunding Bonds, 5.00%, 3/15/15	4,000	4,270

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-4, Yale University, 5.00%, Mandatory Put 2/12/15	6,810	7,246

Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B, 5.00%, 12/1/14	2,760	2,915

Connecticut State Variable G.O. Unlimited Bonds, Series D, 0.35%, 9/15/15	4,000	3,999

University of Connecticut Revenue Bonds, Series A, 4.00%, 8/15/15	2,000	2,135
		40,598

Delaware – 0.1%

University of Delaware Variable Revenue Bonds, Series C, 0.70%, Mandatory Put 5/1/16	2,000	1,988

District of Columbia – 1.2%

District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, Series E, 0.41%, 12/1/13	4,050	4,050

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series B, 0.36%, 12/1/13	1,955	1,955

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series E, 0.66%, 12/1/15	16,775	16,827

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

District of Columbia – 1.2% – continued

Metropolitan Washington D.C. Airports Authority System Revenue Bonds, Series C (AMT), 3.00%, 10/1/13	$1,500	$1,500

Metropolitan Washington D.C. Airports Authority System Revenue Refunding Bonds, Series A (AMT) (AMBAC Insured), 5.00%, 10/1/14	3,500	3,664
		27,996

Florida – 3.7%

Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S, 1.31%, 6/1/15	20,000	20,215

Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured, 5.50%, 6/1/14	1,000	1,034
5.00%, 6/1/15	3,450	3,687
5.00%, 6/1/16	2,000	2,201

Citizens Property Insurance Corp. Revenue Bonds, Series A-3, Floating Senior Secured Coastal Notes (AGM Insured), 1.71%, 6/1/14	5,000	5,042

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.), 5.00%, 1/1/15	2,000	2,119

Florida State Board of Education Lottery Revenue Refunding Bonds, Series A, 5.00%, 7/1/14	7,000	7,253

Florida State Board of Governors University of Central Florida Parking Facility Revenue Refunding Bonds, Series A, 5.00%, 7/1/14	1,235	1,277

Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A, 5.00%, 7/1/15	1,000	1,080

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A, Capital Outlay, 5.00%, 6/1/14	5,210	5,379

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C (State Gtd.), 5.00%, 6/1/14	4,000	4,130

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Florida – 3.7% – continued

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay, 5.00%, 6/1/15	$4,880	$5,259

Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever, 5.00%, 7/1/14	3,000	3,107

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/15	3,285	3,532
5.00%, 7/1/16	1,450	1,608

Jacksonville Special Revenue Refunding Bonds, Series C, 5.00%, 10/1/15	1,000	1,089

Jea Electric System Revenue Bonds, Subseries B, 5.00%, 10/1/14	1,000	1,047
5.00%, 10/1/15	900	980

Jea St. Johns River Power Park System Revenue Refunding Bonds, Issue Two Series 25, 4.00%, 10/1/14	13,500	14,002

Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds, Series A, 2.25%, Mandatory Put 7/1/16	1,250	1,258
		85,299

Georgia – 1.1%

Albany Sales Tax G.O. Unlimited Bonds, 2.00%, 6/1/15	1,300	1,333

Atlanta Water & Wastewater Revenue Refunding Bonds, Series B, 5.00%, 11/1/15	3,000	3,282

Columbia County School District G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 4/1/16	1,800	1,998

Floyd County Development Authority Revenue Bonds, Power Company Plant Hammond, 0.85%, Mandatory Put 11/19/15	3,000	2,999

Georgia State G.O. Unlimited Bonds, Series B, 5.00%, 10/1/14	4,000	4,193

Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, 4.00%, 10/1/14	6,500	6,748

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Georgia – 1.1% – continued

Henry County School District G.O. Unlimited Bonds (State Aid Withholding), 2.00%, 12/1/14	$1,000	$1,020

Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project, 4.00%, 11/1/14	1,000	1,040

Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University, 4.00%, 10/1/15	1,390	1,489
		24,102

Hawaii – 0.5%

Hawaii State Airports System Revenue Refunding Bonds (AMT), 5.00%, 7/1/14	1,335	1,381

Hawaii State G.O. Unlimited Refunding Bonds, Series EC, 5.00%, 12/1/13	3,000	3,025

Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series A, Halekauwila Place, 0.70%, 12/1/15	6,000	5,999

Maui County G.O. Unlimited Refunding Bonds, 3.00%, 6/1/14	1,400	1,426
		11,831

Idaho – 0.5%

Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds, 4.00%, 8/15/14	10,000	10,326

Illinois – 0.2%

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facility Charge, 5.00%, 1/1/14	1,650	1,669
5.00%, 1/1/15	1,250	1,317

Illinois State Unemployment Insurance Fund Building Reciepts Revenue Bonds, Series A, 5.00%, 6/15/14	1,500	1,550
		4,536

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% — continued

Iowa – 0.4%

Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C, 1.00%, 6/1/14	$7,450	$7,454

Des Moines Waterworks Revenue Refunding Bonds, Series B, 3.00%, 12/1/14	1,000	1,031

Johnston G.O. Unlimited Refunding Bonds, Series A, 4.00%, 6/1/15	1,225	1,298
		9,783

Kansas – 0.0%

Overland Park Internal Improvement G.O. Unlimited Bonds, 4.00%, 9/1/14	770	797

Kentucky – 0.1%

Kentucky State Asset Liability Commission General Receipts Revenue Bonds, Series A, University Project Notes (AMBAC Insured), 5.00%, 10/1/15	2,215	2,416

Louisiana – 1.0%

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/15	1,000	1,083

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B2, Second Lien, 0.68%, Mandatory Put 5/1/18	20,000	19,784

Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Series B-1, Loop LLC Project, 1.88%, Mandatory Put 10/1/40	3,000	3,000

		23,867

Maine – 0.1%

South Portland G.O. Unlimited Bonds, 4.00%, 7/15/14	1,500	1,544

Maryland – 2.1%

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series A, 3.00%, 3/15/15	1,000	1,040

Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series, 5.00%, 3/1/16	4,000	4,431

Maryland State Department of Transportation Revenue Bonds, 4.00%, 2/15/16	4,855	5,252

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Maryland – 2.1% – continued

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series A, Johns Hopkins Health System, 0.72%, Mandatory Put 5/15/18	$15,100	$14,805

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series B, Johns Hopkins Health System, 0.70%, Mandatory Put 5/15/18	11,000	10,776

Maryland State Housing & Community Development Administration Department Variable Revenue Bonds, Series B, 1.01%, Mandatory Put 3/1/16	1,100	1,107

Montgomery County G.O. Unlimited Bonds, Series A, 5.00%, 7/1/14	1,800	1,865

Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 9/15/14	2,935	3,070

Prince Georges County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B, 5.00%, 9/15/14	2,800	2,929

University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series A, 3.00%, 4/1/14	3,400	3,449
		48,724

Massachusetts – 2.0%

Boston G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	1,050	1,092

Cambridge Municipal Purpose Loan G.O. Limited Bonds, 2.00%, 2/15/15	3,175	3,251

Massachusetts Development Finance Agency Revenue Bonds, Series P, TUFTS University, 3.00%, Mandatory Put 2/16/16	1,000	1,057

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 4.00%, 10/1/13	4,000	4,000

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University, 0.64%, Mandatory Put 3/30/17	5,000	4,993

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Massachusetts – 2.0% – continued

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University, 0.61%, Mandatory Put 9/30/16	$5,000	$4,972

Massachusetts State G.O. Limited Refunding Bonds, Series A, Sifma Index, 0.25%, 2/1/15	7,000	7,003

Massachusetts State Housing Finance Agency Revenue Bonds, Series C, Construction Loan Notes, 0.95%, 12/1/15	5,000	5,001

Massachusetts State Housing Finance Agency Revenue Bonds, Series F, Construction Loan Notes (G.O. of Agency Insured), 0.65%, 12/1/14	3,500	3,501

Massachusetts State School Building Authority Sales Tax Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 8/15/15	2,325	2,527

Nantucket G.O. Limited Refunding Bonds, 2.00%, 10/1/15	1,035	1,068

Springfield State Qualified Municipal Purpose Loan G.O. Limited Bonds (AGM Insured State Aid Withholding), 5.75%, 8/1/14	1,025	1,072

University of Massachusetts Building Authority Revenue Refunding Bonds, Senior Series 2 (AMBAC Insured), 4.00%, 11/1/15	5,000	5,347
		44,884

Michigan – 1.4%

Michigan State Finance Authority Revenue Bonds, Series A, Unemployment Obligation Assessment, 5.00%, 7/1/14	10,000	10,362

Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund, 5.00%, 10/1/15	1,650	1,798

Michigan State Finance Authority Revenue Refunding Bonds, Drinking Water Subordinate State Revolving Fund, 5.00%, 10/1/15	2,275	2,479

Michigan State G.O. Unlimited Refunding Bonds, 5.50%, 12/1/15	1,075	1,187

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Michigan – 1.4% – continued

Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Care Group, 0.90%, Mandatory Put 3/16/15	$3,815	$3,832

Saline Area Schools Variable G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 0.61%, Mandatory Put 11/2/15	12,900	12,974
		32,632

Minnesota – 0.7%

Chaska Independent School District No. 112 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 2.00%, 2/1/15	1,595	1,630

Duluth EDA Health Care Facilities Revenue Bonds, Benedictine Health Systems St. Marys, Prerefunded, 5.25%, 2/15/14	1,000	1,019

Hennepin County Senior Sales Tax G.O. Unlimited Bonds, Series E, 4.00%, 12/15/13	3,045	3,069

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 8/1/14	5,500	5,722

Monticello Independent School District No. 882 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program), 2.00%, 2/1/14	1,730	1,741

Ramsey County Capital Improvement G.O. Unlimited Refunding Bonds, Series B, 4.00%, 2/1/14	3,000	3,038
		16,219

Mississippi – 0.2%

Mississippi State Business Finance Corp. Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project, 2.25%, Mandatory Put 11/3/14	4,600	4,620

Municipal States Pooled Securities – 0.5%

BB&T Municipal Trust Variable Revenue Bonds, Series B, Sifma Index (Rabobank Nederland LOC), 0.93%, 8/1/14 (1)(2)	1,762	1,761

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Municipal States Pooled Securities – 0.5% – continued

BB&T Municipal Trust Variable Revenue Bonds, Series C (Rabobank Nederland LOC), 0.56%, 12/1/15	$10,000	$9,987
		11,748

Nebraska – 0.4%

Nebraska State Public Power District General Revenue Bonds, Series B-1 (NATL Insured), 5.00%, 1/1/14	2,500	2,530

Washington County Wastewater Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Cargill, Inc. Projects, 1.38%, Mandatory Put 9/1/15	5,830	5,853
		8,383

Nevada – 1.1%

Clark County Airport System Revenue Bonds, Series C1 (AMT), Junior Sub Lien, 2.50%, 7/1/15	7,750	7,975

Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds, 5.00%, 7/1/14	3,000	3,105

Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 4.00%, 6/15/16	7,200	7,794

Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 6/1/15	5,355	5,767
		24,641

New Hampshire – 0.1%

New Hampshire State G.O. Unlimited Refunding Bonds, Series B, 4.00%, 6/1/14	1,500	1,538

New Jersey – 4.4%

Monmouth County Improvement Authority Revenue Refunding Bonds, Government Pooled Loan (County & Municipal Government Gtd.), 4.00%, 12/1/14	1,000	1,044

New Jersey Environmental Infrastructure Trust Revenue Bonds, 3.00%, 9/1/14	1,000	1,026

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

New Jersey – 4.4% – continued

New Jersey State EDA Cigarette TRB, Prerefunded, 5.75%, 6/15/14	$8,500	$8,832

New Jersey State EDA Revenue Bonds, Series O, School Facilities Construction, Prerefunded, 5.13%, 3/1/15	24,455	26,128
5.25%, 3/1/15	11,240	12,028

New Jersey State EDA School Facilities Construction Revenue Notes, Series G, Sifma Index, 0.64%, 2/1/15	3,000	3,001

New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University, 5.00%, 7/1/14	4,000	4,145

New Jersey State Housing & Mortgage Finance Agency Revenue Bonds, Series 4 (AMT), 0.90%, 5/1/15	15,645	15,647

New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA, 4.00%, 6/15/14	3,000	3,080
4.00%, 6/15/15	6,000	6,360

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 4.00%, 12/15/15	1,550	1,666
5.00%, 12/15/15	1,435	1,574

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/14	2,000	2,068

New Jersey State Turnpike Authority Revenue Bonds, Series D, 0.74%, Mandatory Put 1/1/18	3,200	3,169

New Jersey State Turnpike Authority Variable Revenue Bonds, Series B, 0.81%, Mandatory Put 12/22/14 (1)(2)	9,000	9,015

Newark G.O. Unlimited Qualified General Improvement Refunding Bonds, Series A (State Aid Withholding), 4.00%, 7/15/14	1,905	1,959
		100,742

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

New York – 7.6%

Erie County Industrial Development Agency School Facility Revenue Bonds, City School District Buffalo Project (AGM Insured State Aid Withholding), Escrowed to Maturity, 5.00%, 5/1/14	$1,185	$1,218

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-2, 3.00%, 11/1/14	2,000	2,058

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A, 4.00%, 11/15/14	1,500	1,562

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Subseries B-3A, 0.29%, Mandatory Put 11/1/14	3,600	3,594

Metropolitan Transportation Authority Revenue Bonds, Series B, 3.00%, 11/15/14	1,250	1,288

Metropolitan Transportation Authority Revenue Bonds, Series B-1, 5.00%, 11/15/14	3,210	3,377

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 5.00%, 11/15/14	24,000	25,248

New York City G.O. Unlimited Bonds, Series E, 5.00%, 8/1/16 (3)	1,220	1,367

New York City G.O. Unlimited Bonds, Series B, 3.00%, 8/1/15	2,000	2,096

New York City G.O. Unlimited Bonds, Series F2, 4.00%, 12/15/13	10,000	10,040

New York City G.O. Unlimited Bonds, Series H, 2.00%, 8/1/15	2,500	2,574

New York City G.O. Unlimited Refunding Bonds, Series B, 4.00%, 8/1/16	7,000	7,647

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/14	14,865	15,644

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

New York – 7.6% – continued

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series C, Escrowed to Maturity, 5.00%, 11/1/13	$60	$60

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series C, Unrefunded Balance, 5.00%, 11/1/13	2,940	2,952

New York City Trust for Cultural Resources Revenue Bonds, Julliard School, 2.10%, Mandatory Put 7/1/15	3,500	3,600

New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/15	3,000	3,254

New York State Dormitory Authority Personal Income TRB, Series B, 5.00%, 3/15/15	6,000	6,416

New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities, 4.00%, 7/1/15	1,700	1,805

New York State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/16	10,000	11,096

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series 4, 1.20%, 11/1/14	2,040	2,053

New York State Mortgage Agency Homeowner Revenue Bonds, Series 164, 1.00%, 4/1/14	2,000	2,004

New York State Thruway Authority General Revenue Bonds, Second Series B (NATL Insured), 5.00%, 4/1/16	10,095	11,009

New York State Thruway Authority Local Highway & Bridge Revenue Bonds, Series A, 4.00%, 4/1/14	2,500	2,548

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 167 (AMT) (G.O. of Authority Insured), 5.00%, 9/15/14	4,000	4,182

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 169 (AMT) (G.O. of Authority Insured), 5.00%, 10/15/14	10,000	10,494

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

New York – 7.6% – continued

Suffolk County Water Authority Revenue BANS, Series A, 4.00%, 1/15/16	$11,500	$12,408

Suffolk County Water Authority Revenue BANS, Series B, 3.00%, 1/15/15	10,000	10,346

Suffolk County Water Authority Variable Revenue BANS, Series B, 0.46%, 4/1/14	11,350	11,361
		173,301

North Carolina – 2.9%

Charlotte COPS, Series A, 5.00%, 12/1/14	3,000	3,165

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/15	2,225	2,407

Mecklenburg County COPS, Series A, 0.43%, Mandatory Put 2/1/16	10,000	9,968

Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	7,200	7,201
5.00%, 10/1/14	3,500	3,669

North Carolina State Capital Improvement Obligation Revenue Bonds, Series C, 5.00%, 5/1/14	5,000	5,141

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 3.50%, 5/1/15	4,000	4,203

North Carolina State G.O. Unlimited Refunding Bonds, Series D, 3.00%, 6/1/15	2,575	2,690

North Carolina State G.O. Unlimited Refunding Bonds, Series E, 5.00%, 5/1/15	16,075	17,272

North Carolina State Limited Obligation Revenue Bonds Series A, 5.00%, 5/1/15	6,000	6,443

North Carolina State University at Raleigh General Revenue Refunding Bonds, 3.00%, 10/1/14	1,500	1,542

Wake County Public Improvement Non Ace G.O. Unlimited Bonds, 4.00%, 3/1/14	1,000	1,016

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

North Carolina – 2.9% – continued

Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.), 4.00%, 3/1/15	$1,500	$1,577
		66,294

Ohio – 2.5%

Columbus City G.O. Unlimited Bonds, Series A, 3.00%, 2/15/15	17,000	17,641

Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3, 4.00%, 8/15/15	8,485	9,064

Columbus City G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/16	12,915	14,275

Franklin County Various Purpose G.O. Limited Tax Bonds, 3.00%, 12/1/15	1,500	1,582

Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation, 0.53%, 1/1/18	2,000	2,001

Ohio State Housing Finance Agency Revenue Notes, Maple Park Place Apartments Project, 0.60%, 12/1/14	2,600	2,602

Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/14	2,500	2,600

Ohio State Water Development Authority PCR Bonds, Series 2012, Various Loan Fund Notes, 0.46%, Mandatory Put 7/15/15	5,500	5,500

Ohio State Water Development Authority Solid Waste Diposal Variable Revenue Bonds, Waste Management Project, 2.25%, Mandatory Put 7/1/16	1,500	1,510

Ohio State Water Quality Development Authority PCR Bonds, Series F, Prerefunded, 5.00%, 6/1/15	1,000	1,077
		57,852

Oklahoma – 0.2%

Oklahoma City G.O. Unlimited Refunding Bonds, 4.00%, 3/1/14	3,000	3,048

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Oklahoma – 0.2% – continued

Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds, 2.50%, 3/1/15	$700	$720
		3,768

Oregon – 0.7%

Metro G.O. Limited Refunding Bonds, Series B, 4.00%, 6/1/14	5,500	5,640

Port of Portland International Airport Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/1/15	1,550	1,668

Portland G.O. Limited Tax Revenue Refunding Bonds, Series B, Police Training, 3.00%, 6/1/14	3,000	3,056

Portland G.O. Limited TRB, Milwaukie, 3.00%, 9/1/14	1,000	1,026
4.00%, 9/1/15	1,350	1,442

Portland G.O. Unlimited Bonds, Series A, Public Safety Project, 4.00%, 6/1/14	1,485	1,522

Tri-County Metropolitan Transportation District Revenue Bonds, Series A, 3.00%, 9/1/14	1,190	1,221
		15,575

Pennsylvania – 2.5%

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management Project, 3.70%, Mandatory Put 5/1/15	1,500	1,541

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 1.75%, Mandatory Put 12/1/15	3,000	2,987

Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A, 4.00%, 7/1/14	16,590	17,070
5.00%, 7/1/15	4,000	4,328

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 1/1/15	1,890	2,002

Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured), 5.00%, 9/1/14	10,000	10,444

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA -SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Pennsylvania – 2.5% – continued

Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured), 5.25%, 2/1/14	$3,000	$3,052

Pennsylvania State G.O. Unlimited Refunding Bonds, First Series, 5.00%, 7/1/14	1,700	1,762

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series, Temple University, 3.00%, 4/1/14	1,000	1,014

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 114A (AMT), 0.80%, 4/1/14	750	751
1.05%, 4/1/15	625	625

Pennsylvania Turnpike Commission Variable Revenue Bonds, Series B, 0.46%, 12/1/15	6,000	6,005

Philadelphia G.O. Unlimited Bonds, Series A, 5.00%, 7/15/15	2,070	2,225
5.00%, 7/15/16	1,000	1,108

State Public School Building Authority Lease Revenue Bonds, School District of Philadelphia Project (State Intercept Program), 5.00%, 4/1/15	1,000	1,065
		55,979

South Carolina – 0.2%

Lexington & Richland School District No. 5 G.O. Unlimited Bonds, Series B (SCSDE Insured), 4.00%, 3/1/14	1,015	1,031
4.00%, 3/1/15	3,555	3,738
		4,769

Tennessee – 0.7%

Knox County G.O. Unlimited Bonds, 4.00%, 4/1/14	5,500	5,604

Knoxville G.O. Unlimited Bonds, 2.00%, 5/1/14	2,000	2,022
4.00%, 5/1/15	3,245	3,434

Rutherford County G.O. Unlimited Bonds, 3.00%, 4/1/14	2,315	2,348

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Tennessee – 0.7% – continued

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	$2,000	$2,000
		15,408

Texas – 5.0%

Austin Public Property Finance Contractual G.O. Limited Bonds, 3.00%, 5/1/15	1,845	1,924

Dallas County G.O. Limited Tax Notes, 3.00%, 2/15/16	4,000	4,215

Dallas G.O. Limited Refunding Bonds, Series C, Prerefunded, Escrowed to Maturity, 4.00%, 2/15/15	10	11

Dallas G.O. Limited Refunding Bonds, Series C, Unrefunded Balance, 4.00%, 2/15/15	2,875	3,021

Fort Bend Independent School District G.O. Unlimited Refunding Bonds, 3.50%, 2/15/15	1,000	1,043

Harris County G.O. Limited Refunding Bonds, Series A, 4.00%, 10/1/14	4,500	4,673

Harris County Metropolitan Transit Authority Sales & Use TRB, Series B, Contractual Obligations, 4.00%, 11/1/13	2,195	2,202

Harris County Road G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/13	1,000	1,000

Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University, 0.59%, Mandatory Put 11/16/17	38,500	38,514

Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.), 1.50%, Mandatory Put 6/1/15	10,000	10,136

Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 0.88%, Mandatory Put 6/1/16	16,100	16,129

Houston Utility System Combined Revenue Refunding Bonds, Series E, First Lien, 5.00%, 11/15/13	2,000	2,012

Houston Utility System Revenue Refunding Bond, Series A, Sifma Index, 0.61%, Mandatory Put 6/1/15	2,000	1,996

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Texas – 5.0% – continued

Lubbock G.O. Limited Refunding Bonds (NATL-RE Insured), 4.00%, 2/15/15	$4,470	$4,691

North Texas State Municipal Water District Upper Efork Waste Water Intercept Revenue Refunding & Imrpovement Bonds, 3.00%, 6/1/15	2,000	2,087

Plano Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/15	5,000	5,326
5.00%, 2/15/15	2,190	2,333

Port Arthur Independent School Building District G.O. Unlimited Bonds (NATL Insured), Prerefunded, 5.25%, 2/15/14	1,000	1,019

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 5.00%, 10/1/14	1,000	1,042

San Antonio Electric & Gas System Variable Revenue Refunding Bonds, Series B, Junior Lien, 2.00%, Mandatory Put 12/1/15	1,500	1,542

San Antonio General Improvement G.O. Limited Refunding Bonds, 5.00%, 2/1/16	2,600	2,871

San Antonio General Improvement G.O. Limited Bonds, 4.00%, 2/1/15	2,000	2,101

University of Texas Financing System Revenue Refunding Bonds, Series A, 4.00%, 8/15/14	4,500	4,652
		114,540

Utah – 0.6%

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Insured), 4.00%, 6/1/15	6,965	7,374

Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries A, 3.00%, 7/1/15	4,000	4,180

Utah State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/14	1,000	1,036
		12,590

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Virginia – 2.6%

Charles City & County IDA Solid Waste Disposal Facility Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 1.88%, Mandatory Put 4/1/15	$750	$750

Fairfax County Public Improvement G.O. Unlimited Bonds, Series A, (State Aid Withholding), 3.00%, 10/1/14	9,270	9,531

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 12/1/13	2,590	2,607

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/14	2,000	2,112

Louisa IDA PCR Bonds, Series C, Virginia Electric & Power Co. Project, 1.50%, Mandatory Put 12/1/14	2,000	2,013

Norfolk Capital Improvement G.O. Unlimited Bonds, Series C, 5.00%, 4/1/16	1,405	1,558

Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Prerefunded, 5.63%, 6/1/15	2,550	2,771

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2, Public Higher Educational Financing Authority (State Intercept Program), 5.00%, 9/1/15	3,105	3,378

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment, 5.00%, 2/1/15	7,000	7,440

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program), 5.00%, 9/1/15	1,000	1,088

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 4.00%, 5/15/14	5,000	5,120

Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Contract Route 28 Project, 3.00%, 4/1/14	1,500	1,521

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Virginia – 2.6% – continued

Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Subseries A-2 (AMT) (G.O. of Authority Insured), 4.30%, 4/1/15	$4,000	$4,052
4.40%, 4/1/16	3,200	3,266

Virginia State Public School Authority Revenue Bonds, 5.00%, 4/15/15	8,035	8,612

Virginia State Public School Authority Revenue Refunding Bonds, Series B, School Financing 1997 Resolution, 5.25%, 8/1/14	1,000	1,043

Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding), 5.00%, 7/15/15	3,285	3,559
		60,421

Washington – 2.1%

King County School District No. 412 Shoreline G.O. Unlimited Bonds (School Board Guaranty Insured), 3.00%, 12/1/13	1,000	1,005

Pierce County School District No. 10 Tacoma G.O. Unlimited BANS, 2.00%, 12/1/14	20,000	20,384

Port of Seattle Intermediate Revenue Refunding Bonds, Series B (AMT), 3.00%, 8/1/14	1,000	1,023

Seattle G.O. Unlimited Refunding Bonds, 3.00%, 12/1/13	1,000	1,005

Snohomish County G.O. Limited Refunding Bonds, Series A, 5.00%, 12/1/13	2,000	2,016

Tacoma Electric System Revenue Refunding Bonds, Series A, 5.00%, 1/1/16	1,750	1,920

University of Washington General Revenue Refunding Bonds, Series A, 4.00%, 10/1/13	1,000	1,000

Washington State G.O. Unlimited Bonds, Series E, 5.00%, 2/1/15	5,320	5,654
5.00%, 2/1/16	5,000	5,514

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded, 5.00%, 7/1/15	5,010	5,416

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.0% – continued

Washington – 2.1% – continued

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, 5.00%, 7/1/15	$2,500	$2,702
		47,639

West Virginia – 0.1%

Marshall County Board of Education Public School G.O. Unlimited Bonds (NATL-RE Insured), 4.50%, 5/1/15	1,000	1,063

West Virginia State University Projects Revenue Bonds, Series B, 4.00%, 10/1/13	1,000	1,000
		2,063

Wisconsin – 0.6%

Madison G.O. Unlimited Promissory Notes, Series A, 5.00%, 10/1/14	4,300	4,507

Madison G.O. Unlimited Promissory Notes, Series E, 4.00%, 10/1/13	2,150	2,150

Northeast Wisconsin Technical College District G.O. Unlimited Promissory Notes, Series B, 2.00%, 4/1/15	1,100	1,126

Wisconsin State G.O. Unlimited Bonds, Series C, Prerefunded, 5.00%, 5/1/14	4,790	4,923
		12,706

Wyoming – 0.1%

Wyoming State Community Development Authority Housing Revenue Bonds, Series 1 (AMT), 4.40%, 12/1/15	2,025	2,112
Total Municipal Bonds
(Cost $1,367,407)		1,368,691

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.9%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (4)(5)	19,608,380	$19,608
Total Investment Companies
(Cost $19,608)		19,608

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 6.1%

Burke County Development Authority PCR VRDB, Fifth Series, Plant Vogtle Project, 2.30%, 4/1/14	$1,000	$1,009

Burke County Development Authority PCR VRDB, Fourth Series, Georgia Power Co. Plant Vogtle Project, 1.20%, 4/1/14	2,000	2,005

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue VRDB, Series A, Waste Management, Inc. Project, 2.00%, 9/2/14	1,000	1,013

California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series A, (AMT) Republic Services, 0.95%, 2/3/14	8,000	8,000

California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services, 0.70%, 2/3/14 (1)(2)	1,000	1,000

Grand Parkway Transportation Corp. System Toll Revenue VRDB, Series C, Sub Tier Toll, 2.00%, 2/15/14	18,500	18,604

Houston Independent School District Variable G.O. Limited Tax Refunding VRDB (PSF-Gtd.), 2.00%, 6/1/14	5,000	5,060

Illinois State Finance Authority Adjustable Revenue VRDB, Subseries A, Northwestern University, 0.37%, 3/3/14	2,900	2,902

Illinois State Finance Authority Adjustable Revenue VRDB, Subseries B, Northwestern University, 1.75%, 3/3/14	7,935	7,987

Illinois State Finance Authority Adjustable Revenue VRDB, Subseries C, Northwestern University, 0.37%, 3/3/14	6,950	6,955

Indiana State Finance Authority Economic Development Revenue VRDB (AMT), Republic Services, Inc. Project, 0.85%, 12/2/13	3,000	3,000

Indiana State Health Facility Financing Authority Revenue VRDB, Series A1, Ascension Health Care Group, 1.50%, 8/1/14	5,250	5,305

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 6.1% – continued

Indiana State Health Facility Financing Authority Revenue VRDB, Series A6, Ascension Health Sub Credit Group, 5.00%, 6/1/14	$5,600	$5,778

Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding VRDB, Series B, Republic Services, Inc. Project, 0.60%, 12/2/13	5,750	5,750

Lowell Limited Obligation Industrial Revenue Variable Revenue VRDB (AMT), Litehouse, Inc. Project (Fifth Third Bank LOC), 0.45%, 11/7/13	1,035	1,035

Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A, 0.31%, 9/1/14	26,100	26,098

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding VRDB, Subseries B-3B, 0.61%, 11/1/13	4,000	4,000

Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series F-3, Ascension Health, 2.63%, 6/30/14	2,100	2,138

Midlothian Independent School District G.O. Unlimited VRDB, Series B (PSF-Gtd.), 2.25%, 8/1/14	4,300	4,367

Mission Economic Development Corp. Solid Waste Disposal Variable Revenue Refunding VRDB, Republic Services, Inc., 0.60%, 1/2/14	8,000	8,000

New Jersey State EDA Solid Waste Disposal Facilities Revenue VRDB, Series A (AMT), Waste Management, Inc. Project, 5.30%, 6/1/14	3,500	3,593

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue VRDB (AMT), Waste Management, Inc. Project, 2.63%, 7/1/14	2,970	2,997

Rockport PCR Refunding VRDB, Series A, Michigan Power Company Project, 6.25%, 6/2/14	2,200	2,276

Triborough Bridge & Tunnel Authority General Revenue VRDB, Subseries B1 (G.O. of Authority Insured), 5.00%, 11/15/13	7,715	7,760

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX- ADVANTAGED ULTRA -SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 6.1% – continued

Whiting Environmental Facilities Variable Revenue VRDB, BP Products N.A., Inc., 2.80%, 6/2/14	$2,540	$2,578
Total Short-Term Investments
(Cost $139,019)		139,210

Total Investments – 101.7%
(Cost $2,313,733)		2,319,264

Liabilities less Other Assets – (1.7)%		(37,993)
NET ASSETS – 100.0%		$2,281,271

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $26,790,000 or 1.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 0.87%, 9/9/16	9/3/13	$5,000

BB&T Municipal Trust Variable Revenue Bonds, Series B, Sifma Index (Rabobank Nederland LOC), 0.93%, 8/1/14	7/29/11	1,762

California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services, 0.70%, 11/1/13	7/31/13	1,000

Credit Agricole S.A., 1.10%, 10/3/16	9/26/13	10,000

New Jersey State Turnpike Authority Variable Revenue Bonds, Series B, 0.81%, 12/22/14	5/18/12-6/12/13	9,023

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $31,014,000 with net sales of approximately $11,406,000 during the six months ended September 30, 2013.

Percentages shown are based on Net Assets.

At September 30, 2013, the credit quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund as a percentage of investments including cash was:

QUALIT Y DISTRIBUTION*	% OF INVESTMENTS
AAA	18.6%
AA	36.4
A	30.8
BBB	11.0
A1 (Short Term)	0.1
Cash Equivalents	0.8
Not Rated	2.3

Total	100.0%

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$20,140	(1)	$–	$20,140
Corporate Bonds	–	400,716	(1)	–	400,716
Foreign Issuer Bonds	–	370,899	(1)	–	370,899
Municipal Bonds	–	1,368,691	(1)	–	1,368,691
Investment Companies	19,608	–		–	19,608
Short-Term Investments	–	139,210		–	139,210
Total Investments	$19,608	$2,299,656		$–	$2,319,264

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.5%

Auto Floor Plan – 0.7%

Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class A1, 0.79%, 6/15/17	$2,400	$2,405

Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A2, 0.65%, 9/15/18	3,000	3,000

GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A, 0.78%, 7/20/16	2,000	2,002

Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A, 0.45%, 11/15/16 (1)	1,250	1,250
		8,657

Automobile – 5.0%

Ally Auto Receivables Trust, Series 2012-5, Class A2, 0.45%, 7/15/15	1,417	1,417

Ally Auto Receivables Trust, Series 2012-SN1, Class A2, 0.51%, 12/22/14	1,159	1,159

Ally Auto Receivables Trust, Series 2013-1, Class A2, 0.46%, 10/15/15	2,500	2,499

ARI Fleet Lease Trust, Series 2013-A, Class A2, 0.70%, 12/15/15 (1)	3,000	2,997

BMW Vehicle Lease Trust, Series 2012-1, Class A2, 0.59%, 6/20/14	106	106

CarMax Auto Owner Trust, Series 2012-1, Class A2, 0.59%, 3/16/15	143	143

CarMax Auto Owner Trust, Series 2013-1, Class A2, 0.42%, 3/15/16	1,255	1,254

CarMax Auto Owner Trust, Series 2013-3, Class A2, 0.59%, 8/15/16	4,600	4,603

Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 9/20/18 (1)	3,000	2,995

Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 1.06%, 3/20/19 (1)	3,000	3,002

Ford Credit Auto Lease Trust, Series 2013-A, Class A2, 0.46%, 5/15/15	4,700	4,696

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.5% – continued

Automobile – 5.0% – continued

Ford Credit Auto Owner Trust, Series 2012-B, Class A2, 0.57%, 1/15/15	$79	$79

Ford Credit Auto Owner Trust, Series 2013-B, Class A2, 0.38%, 2/15/16	5,000	4,997

Harley-Davidson Motorcycle Trust, Series 2012-1, Class A2, 0.50%, 8/15/15	250	250

Honda Auto Receivables Owner Trust, Series 2012-2, Class A2, 0.56%, 11/17/14	388	388

Honda Auto Receivables Owner Trust, Series 2012-4, Class A2, 0.40%, 4/20/15	3,507	3,508

Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.51%, 9/15/15 (1)	4,882	4,881

Hyundai Auto Lease Securitization Trust, Series 2013-B, Class A2, 0.75%, 3/15/16 (1)	8,000	8,004

Hyundai Auto Receivables Trust, Series 2012-B, Class A2, 0.54%, 1/15/15	545	545

Hyundai Auto Receivables Trust, Series 2013-A, Class A2, 0.40%, 12/15/15	4,635	4,634

Hyundai Auto Receivables Trust, Series 2013-B, Class A2, 0.53%, 3/15/16	3,000	3,001

Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2, 0.49%, 6/15/15	2,500	2,500

Nissan Auto Lease Trust, Series 2012-A, Class A2A, 0.68%, 7/15/14	251	251

Nissan Auto Receivables Owner Trust, Series 2013-A, Class A2, 0.37%, 9/15/15	2,627	2,627

Porsche Innovative Lease Owner Trust, Series 2012-1, Class A2, 0.44%, 2/23/15 (1)	428	428

Toyota Auto Receivables Owner Trust, Series 2012-A, Class A2, 0.57%, 10/15/14	137	137

Volkswagen Auto Lease Trust, Series 2012-A, Class A2, 0.66%, 11/20/14	313	313

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.5% – continued

Automobile – 5.0% – continued

World Omni Auto Receivables Trust, Series 2012-A, Class A2, 0.52%, 6/15/15	$711	$711

World Omni Auto Receivables Trust, Series 2012-B, Class A2, 0.43%, 11/16/15	2,281	2,280
		64,405

Credit Card – 5.3%

American Express Credit Account Master Trust, Series 2012-5, Class A, 0.59%, 5/15/18	4,400	4,392

American Express Credit Account Master Trust, Series 2013-1, Class A, 0.60%, 2/16/21	3,000	3,000

Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2, 0.36%, 2/15/19	3,000	2,995

Chase Issuance Trust, Series 2012-A3, Class A3, 0.79%, 6/15/17	2,000	2,007

Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	2,000	1,999

Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	5,000	4,989

Chase Issuance Trust, Series 2013-A3, Class A3, 0.46%, 4/15/20	9,000	8,932

Chase Issuance Trust, Series 2013-A6, Class A6, 0.60%, 7/15/20	5,000	4,992

Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.11%, 7/23/18	5,000	5,017

Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	10,000	10,070

Dryrock Issuance Trust, Series 2012-1, Class A, 0.33%, 8/15/17	4,500	4,491

GE Capital Credit Card Master Note Trust, Series 2011-1, Class A, 0.73%, 1/15/17	1,500	1,501

GE Capital Credit Card Master Note Trust, Series 2012-4, Class A, 0.48%, 6/15/18	2,000	1,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.5% – continued

Credit Card – 5.3% – continued

Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 (1)	$3,000	$3,002

Golden Credit Card Trust, Series 2013-1A, Class A, 0.43%, 2/15/18 (1)	3,000	2,988

Master Credit Card Trust II, Series 2013-3A, Class A, 0.68%, 1/22/18 (1)(2)	3,000	3,000

Turquoise Card Backed Securities PLC, Series 2011-1A, Class A, 0.93%, 9/15/16 (1)	3,000	3,004

World Financial Network Credit Card Master Trust, Series 2013-B, Class A, 0.91%, 3/16/20	1,000	992
		69,370

Other – 1.5%

GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A, 0.62%, 10/20/17	2,000	2,002

GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A, 0.58%, 4/20/18	4,500	4,489

GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 5/23/16	2,500	2,497

GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 0.85%, 11/21/14(1)	517	517

GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 0.73%, 1/25/16(1)	2,000	2,001

GE Equipment Transportation LLC, Series 2013-1, Class A2, 0.50%, 11/24/15	1,500	1,498

GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.47%, 4/24/15	741	741

John Deere Owner Trust, Series 2013-A, Class A2, 0.41%, 9/15/15	1,000	1,000

M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 0.66%, 2/16/16 (1)(2)	2,250	2,251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.5% – continued

Other – 1.5% continued

Volvo Financial Equipment LLC, Series 2013-1A, Class A2, 0.53%, 11/16/15 (1)	$3,000	$2,999
		19,995
Total Asset-Backed Securities
(Cost $162,464)		162,427

CORPORATE BONDS – 48.4%

Agriculture – 0.9%

Bunge Ltd. Finance Corp., 5.35%, 4/15/14	4,010	4,105

Reynolds American, Inc., 1.05%, 10/30/15	6,900	6,903
		11,008

Auto Manufacturers – 0.9%

Daimler Finance North America LLC, 0.86%, 3/28/14 (1)	1,500	1,504
0.87%, 1/9/15 (1)	735	737
1.65%, 4/10/15 (1)	1,795	1,812
1.25%, 1/11/16 (1)	1,250	1,250
1.13%, 8/1/18 (1)	5,000	5,026

Nissan Motor Acceptance Corp., 1.00%, 3/15/16 (1)	1,000	993
		11,322

Banks – 7.5%

Bank of America Corp., 1.82%, 7/11/14	2,100	2,121
1.25%, 1/11/16	3,000	2,997
1.32%, 3/22/18	6,000	6,019

BB&T Corp., 1.11%, 6/15/18	2,000	2,010

Capital One Financial Corp., 1.42%, 7/15/14	1,500	1,508
2.13%, 7/15/14	2,000	2,022
2.15%, 3/23/15	2,072	2,105
1.00%, 11/6/15	3,000	2,985

Capital One N.A., 0.70%, 3/22/16	2,000	1,998

Citigroup, Inc., 5.50%, 10/15/14	445	466
2.25%, 8/7/15	900	918
1.04%, 4/1/16	5,000	5,011

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.4% – continued

Banks – 7.5% continued

Fifth Third Bank, 0.67%, 2/26/16	$5,000	$4,990

Goldman Sachs Group (The), Inc., 5.13%, 1/15/15	2,000	2,104

HSBC USA, Inc., 2.38%, 2/13/15	5,000	5,112
1.13%, 9/24/18	3,000	3,007

JPMorgan Chase & Co., 1.88%, 3/20/15	4,050	4,114
0.93%, 10/15/15	3,500	3,511
1.10%, 10/15/15	7,000	7,013
0.88%, 2/26/16	4,250	4,257
1.13%, 2/26/16	3,000	2,997

Morgan Stanley, 1.86%, 1/24/14	2,000	2,007
2.88%, 1/24/14	2,500	2,517
1.51%, 2/25/16	5,000	5,044
1.55%, 4/25/18	1,000	1,004

SunTrust Bank, 0.55%, 4/1/15	5,000	4,967

US Bancorp, 3.44%, 2/1/16	7,100	7,420

Wells Fargo & Co., 1.50%, 7/1/15	7,000	7,088
		97,312

Beverages – 1.9%

Anheuser-Busch Cos. LLC, 5.00%, 1/15/15	1,000	1,056

Anheuser-Busch InBev Worldwide, Inc., 0.63%, 7/14/14	1,900	1,904
1.50%, 7/14/14	3,000	3,026
0.80%, 7/15/15	5,640	5,666

Coca-Cola Enterprises, Inc., 1.13%, 11/12/13	2,500	2,502

PepsiCo, Inc., 0.75%, 3/5/15	8,000	8,025

SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	2,000	2,025
		24,204

Biotechnology – 0.8%

Amgen, Inc., 1.88%, 11/15/14	3,500	3,549

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.4% – continued

Biotechnology – 0.8% – continued

Gilead Sciences, Inc., 2.40%, 12/1/14	$7,000	$7,145
		10,694

Chemicals – 0.3%

Airgas, Inc., 2.85%, 10/1/13	3,500	3,500

Commercial Services – 0.1%

ERAC USA Finance LLC, 2.25%, 1/10/14 (1)	1,500	1,506

Computers – 1.4%

Dell, Inc., 0.85%, 4/1/14	3,400	3,384

Hewlett-Packard Co., 6.13%, 3/1/14	3,387	3,461
1.80%, 9/19/14	2,000	2,020

International Business Machines Corp., 0.88%, 10/31/14	3,000	3,019
0.55%, 2/6/15	1,500	1,502
0.75%, 5/11/15	5,000	5,024
		18,410

Diversified Financial Services – 10.6%

American Express Credit Corp., 1.36%, 6/12/15	15,830	16,058
1.75%, 6/12/15	1,412	1,438
0.77%, 7/29/16	5,000	5,015

American Honda Finance Corp., 0.49%, 11/3/14 (1)	1,710	1,713
1.45%, 2/27/15 (1)	2,000	2,019
1.00%, 8/11/15 (1)	6,000	6,027
0.64%, 5/26/16 (1)	1,400	1,403

Caterpillar Financial Services Corp., 6.13%, 2/17/14	1,695	1,732
1.05%, 3/26/15	2,000	2,016
1.10%, 5/29/15	2,000	2,016
0.70%, 11/6/15	11,645	11,639

Charles Schwab (The) Corp., 0.85%, 12/4/15	4,000	3,999

Ford Motor Credit Co. LLC, 4.21%, 4/15/16	5,000	5,299

General Electric Capital Corp., 2.15%, 1/9/15	2,000	2,042
0.43%, 10/6/15	6,000	5,976
0.86%, 12/11/15	2,925	2,950

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.4% – continued

Diversified Financial Services – 10.6% – continued
0.84%, 1/8/16	$1,250	$1,255
1.00%, 1/8/16	1,700	1,699
0.92%, 7/12/16	5,000	5,018
0.96%, 4/2/18	2,621	2,636

Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (1)	3,000	3,004

Harley-Davidson Funding Corp., 5.75%, 12/15/14 (1)	2,786	2,937

Hyundai Capital America, 1.63%, 10/2/15 (1)	2,000	2,003
1.88%, 8/9/16 (1)	5,000	5,021

John Deere Capital Corp., 0.42%, 6/16/14	3,000	3,004
0.88%, 4/17/15	2,000	2,011
0.95%, 6/29/15	7,522	7,571
0.70%, 9/4/15	7,000	7,006

PACCAR Financial Corp., 1.55%, 9/29/14	3,200	3,238

Toyota Motor Credit Corp., 1.25%, 11/17/14	6,000	6,063
0.43%, 12/5/14	10,000	10,015
0.55%, 5/17/16	4,000	4,011
		137,834

Electric – 2.3%

Alabama Power Co., 0.55%, 10/15/15	2,900	2,890

Commonwealth Edison Co., 1.63%, 1/15/14	2,000	2,007

Dominion Resources, Inc., 1.80%, 3/15/14	1,000	1,005

Duke Energy Carolinas LLC, 5.30%, 10/1/15	5,015	5,475

Duke Energy Indiana, Inc., 0.62%, 7/11/16	2,000	2,004

Georgia Power Co., 0.75%, 8/10/15	3,720	3,723
0.63%, 11/15/15	1,900	1,896

NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	3,000	3,007
1.61%, 6/1/14	1,000	1,006
1.20%, 6/1/15	2,000	2,011

Xcel Energy, Inc., 0.75%, 5/9/16	5,000	4,965
		29,989

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.4% – continued

Electronics – 0.3%

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	$3,525	$3,672

Food – 1.6%

ConAgra Foods, Inc., 1.30%, 1/25/16	2,000	2,002

General Mills, Inc., 0.56%, 1/29/16	1,000	1,001

Kellogg Co., 0.49%, 2/13/15	2,700	2,703
1.13%, 5/15/15	2,000	2,016

Kraft Foods Group, Inc., 1.63%, 6/4/15	2,000	2,031

Sysco Corp., 0.55%, 6/12/15	2,406	2,407

Unilever Capital Corp., 0.45%, 7/30/15	8,500	8,470
		20,630

Healthcare - Products – 0.4%

Baxter International, Inc., 0.95%, 6/1/16	5,000	5,010

Healthcare -Services – 0.6%

Quest Diagnostics, Inc., 1.10%, 3/24/14	2,000	2,006

UnitedHealth Group, Inc., 0.85%, 10/15/15	2,000	2,005

Ventas Realty L.P., 1.55%, 9/26/16	2,000	2,003

WellPoint, Inc., 1.25%, 9/10/15	2,000	2,013
		8,027

Insurance – 2.7%

American International Group, Inc., 3.00%, 3/20/15	3,000	3,088

Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	2,362	2,449

Berkshire Hathaway, Inc., 0.96%, 8/15/14	5,000	5,029
0.80%, 2/11/16	4,500	4,505
2.20%, 8/15/16	2,500	2,592

Metropolitan Life Global Funding I, 1.02%, 1/10/14 (1)	1,500	1,503

New York Life Global Funding, 0.75%, 7/24/15 (1)	9,305	9,317

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.4% – continued

Insurance – 2.7% – continued
0.61%, 5/23/16 (1)	$6,000	$6,016
		34,499

Internet – 1.1%

Amazon.com, Inc., 0.65%, 11/27/15	10,311	10,295

eBay, Inc., 0.70%, 7/15/15	4,250	4,263
		14,558

Iron/Steel – 0.5%

Glencore Funding LLC, 1.70%, 5/27/16 (1)	6,000	5,912

Machinery - Construction & Mining – 0.2%

Caterpillar, Inc., 0.95%, 6/26/15	2,030	2,040

Media – 1.1%

Comcast Corp., 6.50%, 1/15/15	1,645	1,768

NBCUniversal Media LLC, 2.10%, 4/1/14	3,475	3,503

Viacom, Inc., 1.25%, 2/27/15	3,000	3,008

Walt Disney (The) Co., 0.45%, 12/1/15	6,400	6,366
		14,645

Mining – 0.2%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	2,500	2,507

Miscellaneous Manufacturing – 0.8%

Danaher Corp., 1.30%, 6/23/14	2,000	2,014

Eaton Corp., 0.95%, 11/2/15 (1)	4,000	4,001

General Electric Co., 0.85%, 10/9/15	4,000	4,009
		10,024

Office/Business Equipment – 0.2%

Xerox Corp., 1.08%, 5/16/14	2,000	2,003

Oil & Gas – 0.5%

Chevron Corp., 0.89%, 6/24/16	1,000	1,004

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.4% – continued

Oil & Gas – 0.5% – continued

Marathon Oil Corp., 0.90%, 11/1/15	$1,500	$1,500

Phillips 66, 1.95%, 3/5/15	4,000	4,060
		6,564

Oil & Gas Services – 1.7%

Cameron International Corp., 1.60%, 4/30/15	2,000	2,015

Halliburton Co., 1.00%, 8/1/16	20,250	20,219
		22,234

Pharmaceuticals – 4.6%

AbbVie, Inc., 1.20%, 11/6/15	10,690	10,729

Express Scripts Holding Co., 2.10%, 2/12/15	3,000	3,048

GlaxoSmithKline Capital, Inc., 0.70%, 3/18/16	9,500	9,494

McKesson Corp., 0.95%, 12/4/15	7,600	7,607

Merck & Co., Inc., 0.62%, 5/18/18	22,782	22,866

Mylan, Inc., 1.80%, 6/24/16(1)	3,000	3,013

Zoetis, Inc., 1.15%, 2/1/16(1)	3,000	3,012
		59,769

Pipelines – 0.6%

Enterprise Products Operating LLC, 3.70%, 6/1/15	5,000	5,228
1.25%, 8/13/15	3,000	3,016
		8,244

Real Estate Investment Trusts – 0.6%

HCP, Inc., 2.70%, 2/1/14	2,000	2,013

Simon Property Group L.P., 5.75%, 12/1/15	4,062	4,444
6.10%, 5/1/16	1,675	1,869
		8,326

Retail – 1.5%

Costco Wholesale Corp., 0.65%, 12/7/15	11,645	11,647

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.4% – continued

Retail – 1.5% – continued

McDonald’s Corp., 0.75%, 5/29/15	$4,400	$4,416

Nordstrom, Inc., 6.75%, 6/1/14	3,500	3,641
		19,704

Semiconductors – 0.4%

Broadcom Corp., 1.50%, 11/1/13	2,000	2,001

Texas Instruments, Inc., 0.45%, 8/3/15	3,500	3,492
		5,493

Software – 0.2%

Microsoft Corp., 2.95%, 6/1/14	2,000	2,034

Telecommunications – 1.7%

AT&T, Inc., 0.80%, 12/1/15	5,000	4,985
0.65%, 2/12/16	5,700	5,689

Verizon Communications, Inc., 1.25%, 11/3/14	2,500	2,515
0.70%, 11/2/15	1,000	994
2.00%, 9/14/18	7,150	7,518
		21,701

Transportation – 0.2%

FedEx Corp., 7.38%, 1/15/14	3,094	3,153
Total Corporate Bonds
(Cost $624,775)		626,528

COVERED BONDS – 0.5%

Banks – 0.5%

Canadian Imperial Bank of Commerce, 1.50%, 12/12/14(1)	2,000	2,027

National Bank of Canada, 1.65%, 1/30/14(1)	1,500	1,507

Swedbank Hypotek AB, 0.70%, 3/28/14(1)	3,000	3,007
		6,541
Total Covered Bonds
(Cost $6,515)		6,541

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 34.9%

Agriculture – 0.1%

BAT International Finance PLC, 1.40%, 6/5/15 (1)	$1,000	$1,009

Auto Manufacturers – 0.9%

Volkswagen International Finance N.V., 0.86%, 4/1/14 (1)	1,595	1,598
1.63%, 3/22/15 (1)	9,470	9,592
		11,190

Banks – 18.9%

Abbey National Treasury Services PLC, 1.84%, 4/25/14	2,000	2,015

ABN AMRO Bank N.V., 1.38%, 1/22/16 (1)	4,500	4,500

Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	3,000	2,998
0.82%, 5/15/18	3,500	3,497

Bank of England Euro Note, 0.50%, 3/21/16 (1)	6,000	5,982

Bank of Montreal, 0.80%, 11/6/15	5,000	5,008
0.87%, 4/9/18	5,000	5,004

Bank of Nova Scotia, 0.69%, 2/27/14	3,500	3,508
0.75%, 10/9/15	4,378	4,378
0.79%, 7/15/16	1,000	1,004
1.38%, 7/15/16	3,500	3,524

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 0.71%, 2/26/16 (1)	6,350	6,365
0.87%, 9/9/16 (1)(2)	5,000	5,020

Barclays Bank PLC, 3.90%, 4/7/15	3,000	3,133

BNP Paribas S.A., 3.00%, 12/20/14	8,500	8,763

BPCE S.A., 1.52%, 4/25/16	9,000	9,127

Canadian Imperial Bank of Commerce, 0.79%, 7/18/16	1,000	1,005
1.35%, 7/18/16	3,000	3,024

Commonwealth Bank of Australia, 1.95%, 3/16/15	3,000	3,058
1.05%, 9/18/15 (1)	3,500	3,540
1.25%, 9/18/15	6,000	6,060

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 34.9% – continued

Banks – 18.9% – continued

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 0.73%, 3/18/16	$6,000	$6,021

Credit Agricole S.A., 1.43%, 4/15/16 (1)	8,000	8,084
1.10%, 10/3/16 (1)(2)	2,000	1,999

Deutsche Bank A.G., 3.45%, 3/30/15	1,000	1,040

Export-Import Bank of Korea, 1.25%, 11/20/15	8,000	8,006
1.10%, 9/17/16	4,000	4,000

HSBC Bank PLC, 3.50%, 6/28/15 (1)	1,500	1,569
0.90%, 5/15/18 (1) (2)	3,000	3,003

ING Bank N.V., 1.89%, 9/25/15 (1)	9,422	9,622
1.21%, 3/7/16 (1)	11,000	11,080

KFW, 0.24%, 7/9/15	1,000	1,000

Korea Development Bank (The), 8.00%, 1/23/14	4,500	4,600
1.00%, 1/22/16	9,000	8,883

Macquarie Bank Ltd., 2.00%, 8/15/16 (1)	6,500	6,534

National Australia Bank Ltd., 1.47%, 1/30/14	3,200	3,214
1.40%, 8/7/15	8,000	8,131
0.82%, 7/25/16	500	502
1.30%, 7/25/16	4,000	4,018

Nederlandse Waterschapsbank N.V., 0.31%, 10/27/14 (1)	1,000	1,000
0.75%, 3/29/16 (1)	3,000	2,997

Nordea Bank Finland PLC, 1.15%, 4/9/14	3,000	3,014

Oesterreichische Kontrollbank A.G., 1.13%, 7/6/15	2,000	2,024

Royal Bank of Canada, 1.45%, 10/30/14	2,000	2,023
1.15%, 3/13/15	4,000	4,034
0.85%, 3/8/16	2,500	2,492
1.13%, 7/22/16	1,500	1,502

Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	3,000	3,064

Societe Generale S.A., 1.32%, 4/11/14 (1)	8,500	8,535

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 34.9% – continued

Banks – 18.9% – continued
1.33%, 10/1/18	$8,000	$8,013

Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	5,000	4,984

Svenska Handelsbanken, 1.07%, 7/17/14	1,700	1,702

Svenska Handelsbanken AB, 0.70%, 3/21/16	2,200	2,205

Westpac Banking Corp., 1.07%, 7/17/15 (1)	2,000	2,020
1.13%, 9/25/15	3,000	3,022
0.95%, 1/12/16	5,500	5,507
1.01%, 7/30/18	5,000	5,009
		244,966

Beverages – 0.4%

Heineken N.V., 0.80%, 10/1/15 (1)	5,000	4,989

Chemicals – 0.3%

Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	3,300	3,390

Food – 0.3%

Tesco PLC, 2.00%, 12/5/14 (1)	4,000	4,052

Healthcare - Products – 0.4%

Covidien International Finance S.A., 1.35%, 5/29/15	2,000	2,019
2.80%, 6/15/15	3,333	3,441
		5,460

Leisure Time – 0.2%

Carnival Corp., 1.20%, 2/5/16	2,700	2,683

Mining – 0.8%

Barrick Gold Corp., 1.75%, 5/30/14	3,000	3,011

BHP Billiton Finance USA Ltd., 1.13%, 11/21/14	3,200	3,227
1.00%, 2/24/15	1,000	1,007

Rio Tinto Finance USA PLC, 1.09%, 6/17/16	1,000	1,005

Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (1)	2,000	2,030
		10,280

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 34.9% – continued

Miscellaneous Manufacturing – 0.3%

Pentair Finance S.A., 1.35%, 12/1/15	$2,000	$2,008

Tyco Electronics Group S.A., 1.60%, 2/3/15	1,500	1,511
		3,519

Multi-National – 0.2%

Inter-American Development Bank, 0.25%, 10/15/15	2,500	2,502

Oil & Gas – 6.4%

BP Capital Markets PLC, 1.70%, 12/5/14	5,000	5,076
0.70%, 11/6/15	8,900	8,881
0.88%, 9/26/18	5,000	5,003

Canadian Natural Resources Ltd., 1.45%, 11/14/14	7,000	7,052

CNOOC Finance 2013 Ltd., 1.13%, 5/9/16	6,000	5,936

CNPC General Capital Ltd., 1.45%, 4/16/16 (1)	1,000	997

Petrobras Global Finance B.V., 1.88%, 5/20/16	10,000	9,950

Petroleos Mexicanos, 2.29%, 7/18/18	5,000	5,150

Shell International Finance B.V., 3.10%, 6/28/15	5,000	5,223
0.63%, 12/4/15	5,000	5,000

Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (1)	2,800	2,784

Statoil ASA, 0.55%, 5/15/18	6,000	5,992

Total Capital Canada Ltd., 0.65%, 1/17/14	4,000	4,004
0.65%, 1/15/16	4,140	4,160

Total Capital International S.A., 1.00%, 8/12/16	3,000	3,007
0.83%, 8/10/18	2,500	2,512

Total Capital S.A., 3.13%, 10/2/15	2,000	2,094
		82,821

Oil & Gas Services – 0.2%

Schlumberger Investment S.A., 0.81%, 9/12/14 (1)	3,100	3,114

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 34.9% – continued

Pharmaceuticals – 2.2%

GlaxoSmithKline Capital PLC, 0.75%, 5/8/15	$13,455	$13,508

Sanofi, 1.20%, 9/30/14	4,131	4,168
2.63%, 3/29/16	4,877	5,089

Takeda Pharmaceutical Co. Ltd., 1.03%, 3/17/15(1)	4,750	4,768

Teva Pharmaceutical Finance III B.V., 0.75%, 3/21/14	1,350	1,352
		28,885

Pipelines – 0.5%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	5,000	5,015
0.75%, 1/15/16	1,600	1,591
		6,606

Regional – 0.7%

Province of Ontario Canada, 0.40%, 4/1/15	2,000	2,002
0.31%, 8/13/15	2,790	2,788
1.00%, 7/22/16	5,000	5,012
		9,802

Sovereign – 1.9%

Japan Bank for International Cooperation, 2.25%, 7/13/16	3,000	3,113

Kommuninvest I Sverige AB, 0.27%, 3/26/15 (1)	1,000	1,000

Republic of Korea, 5.75%, 4/16/14	10,693	10,977

Svensk Exportkredit AB, 0.63%, 5/31/16	1,500	1,494
0.44%, 6/12/17	8,000	8,006
		24,590

Telecommunications – 0.2%

Vodafone Group PLC, 0.65%, 2/19/16	2,400	2,400
Total Foreign Issuer Bonds
(Cost $450,744)		452,258

U.S. GOVERNMENT AGENCIES – 1.3% (3)

Fannie Mae – 0.4%

0.52%, 12/24/15	5,000	4,993

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 1.3% (3) – continued

Federal Farm Credit Bank – 0.4%

0.43%, 1/29/16	$5,000	$4,989

Federal Home Loan Bank – 0.3%

0.75%, 6/17/16	4,000	3,983

Freddie Mac – 0.2%

0.50%, 1/28/16	3,000	2,991
Total U.S. Government Agencies
(Cost $17,005)		16,956

U.S. GOVERNMENT OBLIGATIONS – 0.3%

U.S. Treasury Notes – 0.3%

0.25%, 5/15/16	4,500	4,470
Total U.S. Government Obligations
(Cost $4,475)		4,470

MUNICIPAL BONDS – 1 .9%

California – 0.5%

Orange County Pension Obligation TRB, Series A, 0.76%, 6/30/14	7,000	7,034

Maine – 0.2%

Maine State Municipal Bond Bank Liquor Operation TRB, 1.07%, 6/1/15	2,200	2,205

New Jersey – 0.4%

Hudson County Improvement Authority Taxable Revenue Notes, Series O-2 (County Gtd.), 1.25%, 12/20/13	3,040	3,044

Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series P2 (County Gtd.), 1.00%, 5/23/14	2,000	2,006
		5,050

New York – 0.4%

New York City Taxable G.O. Unlimited Bonds, Subseries D2, 1.00%, 8/1/16(4)	4,650	4,646

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.9% – continued

Pennsylvania – 0.4%

Philadelphia Authority for Industrial Development City Service Agreement TRB, 1.20%, 4/1/14	$5,000	$5,012
Total Municipal Bonds
(Cost $23,902)		23,947

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	4,682,131	$4,682
Total Investment Companies
(Cost $4,682)		4,682

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

Grand Parkway Transportation Corp. System Toll Taxable VRDB, Series D, 1.00%, 2/15/14	$2,000	$2,001
Total Short-Term Investments
(Cost $2,001)		2,001

Total Investments – 100.4%
(Cost $1,296,563)		1,299,810

Liabilities less Other Assets – (0.4)%		(4,617)
NET ASSETS – 100.0%		$1,295,193

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $15,273,000 or 1.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 0.87%, 9/9/16	9/3/13	$5,000

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Credit Agricole S.A., 1.10%, 10/3/16	9/26/13	$2,000
HSBC Bank PLC, 0.90%, 5/15/18	8/22/13	3,000
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 0.66%, 2/16/16	9/11/13	2,250

Master Credit Card Trust II, Series 2013-3A, Class A, 0.68%, 1/22/18	7/25/13	3,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,932,000 with net sales of approximately $2,250,000 during the six months ended September 30, 2013.

Percentages shown are based on Net Assets.

At September 30, 2013, the credit quality distribution for the Ultra-Short Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	15.2%
AA	22.0
A	43.7
BBB	16.0
B	0.3
A1 (Short Term)	0.4
U.S. Agency	1.3
U.S. Treasury	0.3
Cash Equivalents	0.4
Not Rated	0.4

Total	100.0%

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$162,427	(1)	$–	$162,427
Corporate Bonds	–	626,528	(1)	–	626,528
Covered Bonds	–	6,541	(1)	–	6,541
Foreign Issuer Bonds	–	452,258	(1)	–	452,258
U.S. Government Agencies	–	16,956	(1)	–	16,956
U.S. Government Obligations	–	4,470	(1)	–	4,470
Municipal Bonds	–	23,947	(1)	–	23,947
Investment Companies	4,682	–		–	4,682
Short-Term Investments	–	2,001		–	2,001
Total Investments	$4,682	$1,295,128		$–	$1,299,810

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 23.6% (1)

Fannie Mae – 10.2%

Pool #555649, 7.50%, 10/1/32	$92	$105

Pool #745148, 5.00%, 1/1/36	463	502

Pool #893082, 2.67%, 9/1/36	314	335

Pool #AH1166, 4.50%, 12/1/40	240	257

Pool TBA, 4.50%, 10/13/43 (2)	2,790	2,980
		4,179

Freddie Mac – 2.8%

Pool #1J0365, 2.67%, 4/1/37	384	410

Pool #1J2840, 3.02%, 9/1/37	616	655

Pool #410092, 2.29%, 11/1/24	40	41

Series 3730, Class PL, 4.50%, 1/15/33	62	63
		1,169

Government National Mortgage Association – 9.4%

Series 2011-49, Class A, 2.45%, 7/16/38	369	375

Series 2012-123, Class A, 1.04%, 7/16/46	505	476

Series 2013-12, Class KA, 1.50%, 12/16/43	388	384

Series 2013-142, Class AD, 2.25%, 12/16/47	495	495

Series 2013-17, Class AF, 1.21%, 11/16/43	479	472

Series 2013-40, Class AB, 1.30%, 6/16/35	408	406

Series 2013-45, Class A, 1.45%, 10/16/40	468	462

Series 2013-92, Class AB, 2.00%, 2/16/43	781	780
		3,850

Government National Mortgage Association I – 0.1%

Pool #268360, 10.00%, 4/15/19	15	17

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 23.6% (1) – continued

Government National Mortgage Association I – 0.1% – continued

Pool #270288, 10.00%, 6/15/19	$15	$15
		32

Government National Mortgage Association II – 1.1%

Pool #82581, 4.00%, 7/20/40	421	447
Total U.S. Government Agencies
(Cost $9,574)		9,677

U.S. GOVERNMENT OBLIGATIONS – 64.1%

U.S. Treasury Inflation Indexed Notes – 6.0%
0.13%, 4/15/18	1,580	1,644
0.38%, 7/15/23	830	829
		2,473

U.S. Treasury Notes – 58.1%
0.88%, 9/15/16	11,060	11,141
1.38%, 9/30/18	6,295	6,290
2.00%, 9/30/20	5,735	5,730
2.50%, 8/15/23	625	619
		23,780
Total U.S. Government Obligations
(Cost $26,104)		26,253
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 17.0%

Northern Institutional Funds - U.S. Government Portfolio, 0.01% (3)(4)	6,974,851	$6,975
Total Investment Companies
(Cost $6,975)		6,975

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.5%

U.S. Treasury Bill, 0.06%, 11/29/13 (5)	$1,000	$1,000
Total Short-Term Investments
(Cost $1,000)		1,000

Total Investments – 107.2%
(Cost $43,653)		43,905

Liabilities less Other Assets – (7.2)%		(2,933)
NET ASSETS – 100.0%		$40,972

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $8,188,000 with net sales of approximately $1,213,000 during the six months ended September 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2013, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	71.9%
U.S. Agency	12.2
Cash Equivalents	15.9

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2013, the U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
10-Year U.S. Treasury Note	(14)	$1,769	Short	12/13	$(34)
2-Year U.S. Treasury Note	15	3,304	Long	12/13	8

Total					$(26)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$–	$9,677	(1)	$–	$9,677
U.S. Government Obligations	–	26,253	(1)	–	26,253
Investment Companies	6,975	–		–	6,975
Short-Term Investments	–	1,000		–	1,000
Total Investments	$6,975	$36,930		$–	$43,905

See Notes to the Financial Statements.

FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8	$–	$–	$8
Liabilities
Futures Contracts	(34)	–	–	(34)
Total Other Financial Instruments	$(26)	$–	$–	$(26)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME FUNDS

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
COP	Certificate of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
G.O.	General Obligation
GTD	Guaranteed
LOC	Line of Credit
NATL-RE	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
SCSDE	South Carolina State Department of Education
SFM	Single Family Mortgage
TRB	Tax Revenue Bonds
VRDB	Variable Rate Demand Bonds

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2013 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 47 funds as of September 30, 2013, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Prior to November 17, 2012, the Core Bond Fund and Short Bond Fund operated as the Core Bond Portfolio and Short Bond Portfolio (the “Predecessor Funds”), investment portfolios of the Northern Institutional Funds. The Predecessor Funds were authorized to issue three classes of shares: Class A, Class C and Class D. Each class was distinguished by the level of administrative, liaison and transfer agent services provided. Effective October 13, 2011, the Class C Share and Class D Share classes of the Predecessor Funds were closed to investment by new accounts. At the close of business on November 28, 2011, shareholders who held Class C Shares and Class D Shares of the Predecessor Funds had their shares automatically converted to Class A Shares of the same Predecessor Fund on the basis of the relative net asset value per share of the respective share classes as of the close of business on November 28, 2011. On November 16, 2012, the Predecessor Funds were reorganized into the Core Bond Fund and Short Bond Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 9, 2012 (the “Reorganization”). At the time of Reorganization, each Predecessor Fund transferred all of its assets to the corresponding Fund in exchange for shares of the corresponding Fund and the Fund’s assumption of all the liabilities of the Predecessor Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Class A shares received shares of the corresponding Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Core Bond Fund and Short Bond Fund had no net assets or operations and therefore, activity shown in the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations, changes in net assets and financial highlights of the Predecessor Funds. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.

The Core Bond Fund and Short Bond Funds’ fiscal year end and tax year end changed from November 30 to March 31.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated

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NOTES TO THE FINANCIAL STATEMENTS continued

time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The NTGI PVC is responsible for making the final determination of the fair value of a security. In making its determination, the NTGI PVC considers factors that it deems appropriate to the determination of the fair value of a security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

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SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the Fixed Income Fund and Short Bond Fund had entered into exchange-traded short futures contracts and the Short-Intermediate U.S. Government Fund and U.S. Government Fund had both entered into exchange-traded long and short futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $13,599,000, $800,000, $4,000,000 and $1,000,000, respectively. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rates on the NYSE at generally 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2013.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2013, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if

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NOTES TO THE FINANCIAL STATEMENTS continued

any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. Prior to October 1, 2013, the Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds charged a 1 percent redemption fee on the redemption of shares (including by exchange) held for 90 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees for the six months ended September 30, 2013, were approximately $55,000, $43,000 and $1,500 for the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds, respectively. Redemption fees for the fiscal year ended March 31, 2013, were approximately $118,000 and $6,000 for the High Yield Fixed Income and Tax-Advantaged Ultra-Short Fixed Income Funds, respectively. The Ultra-Short Fixed Income Fund did not have any redemption fees for the fiscal year ended March 31, 2013. This amount is included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

J) FUND SECURITIES LOANED The Predecessor Funds participated in Northern Trust’s securities lending program and loaned a portion of their investment portfolios to securities lending borrowers (e.g. brokers approved by Northern Trust). Northern Trust received collateral for the Predecessor Funds, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Predecessor Funds in connection with such loans. Pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), the Predecessor Funds held invested cash collateral in Northern Institutional Funds Liquid Assets Portfolio, an affiliated money market fund. Non-cash collateral was held in custody for the Predecessor Funds. The Predecessor Funds did not exercise effective control over the non-cash collateral received. The value of the collateral was monitored daily to ensure the value of such collateral met or exceeded the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral might have been subject to legal proceedings.

The Predecessor Funds earned income on portfolio securities loaned, and received compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Predecessor Funds from securities lending was based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Predecessor Funds paid fees to Northern Trust for administering the securities lending program. The fees were typically based on a percentage of the revenue generated from the lending activities. Income from securities lending (net of fees) is disclosed as investment income in each Predecessor Fund’s Statement of Operations.

K) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
Short Bond	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988

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SEPTEMBER 30, 2013 (UNAUDITED)

currency gains and losses, and paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2013, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Core Bond	$96	$(96)	$ —
Fixed Income	3,411	(3,438)	27
High Yield Fixed Income	(2,070)	2,070	—
Short Bond	65	(65)	—
Short-Intermediate U.S. Government	569	(574)	5
Tax-Advantaged Ultra-Short Fixed Income	2,019	(658)	(1,361)
U.S. Government	(26)	26	—

L) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2012 through the fiscal year end, the following Funds incurred net capital losses and/or net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year (in thousands):

Fixed Income	$6,066
Short-Intermediate U.S. Government	370
U.S. Government	110

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012 and for the Predecessor Funds, the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2013, the capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows (in thousands):

Fund	MARCH 31, 2015	MARCH 31, 2016
Short Bond	$308	$932

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Core Bond	$ —	$55	$107	$2,628
Fixed Income	—	1,551	8,113	58,198
High Yield Fixed Income	—	5,240	20,854	251,679
Short Bond	—	5	—	2,390
Short-Intermediate U.S. Government	—	28	—	1,035
Tax-Advantaged Ultra-Short Fixed Income	—	6	—	8,800
Ultra-Short Fixed Income	—	234	250	4,243
U.S. Government	—	100	—	228

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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NOTES TO THE FINANCIAL STATEMENTS continued

The tax character of distributions paid during the fiscal year and period ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$2,184	$749
Fixed Income	—	79,197	7,036
High Yield Fixed Income	—	405,683	—
Short Bond	—	798	—
Short-Intermediate U.S. Government	—	8,408	898
Tax-Advantaged Ultra-Short Fixed Income	6,803	5,708	—
Ultra-Short Fixed Income	—	6,667	766
U.S. Government	—	2,073	31

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Fixed Income	$ —	$52,090	$5,637
High Yield Fixed Income	—	334,562	—
Short-Intermediate U.S. Government	—	17,199	1,323
Tax-Advantaged Ultra-Short Fixed Income	6,296	3,545	1,000
Ultra-Short Fixed Income	—	5,080	457
U.S. Government	—	1,565	707

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$4,801	$543
Short Bond	—	2,339	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid by the Predecessor Funds during the fiscal year ended November 30, 2011 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$3,541	$641
Short Bond	—	3,450	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2013, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2010 through March 31, 2012, or November 30, 2010 through November 30, 2012, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

M) NETTING AGREEMENTS The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2013, the Funds had not invested in any portfolio securities or entered into any derivative transactions, other than the futures contracts as described above, with gross exposures shown on the Statements of Assets and Liabilities, that could be netted subject to netting agreements.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2013.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2013.

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4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 22, 2013, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 25, 2013 and will expire on November 24, 2014, unless renewed.

At September 30, 2013, the Funds did not have any outstanding loans.

When utilized, the average dollar amount of the High Yield Fixed Income Fund’s borrowings was $42,875,000 and the weighted average interest rate on these borrowings was 1.19 percent for the six months ended September 30, 2013. No other Funds incurred any interest expenses during the six months ended September 30, 2013.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2013, the investment adviser contractually agreed to reimburse a portion of each Fund’s expenses (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; and extraordinary expenses and interest, if any) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by administrator and/or adviser as a reduction to Total Expenses in the Statements of Operations. The contractual reimbursement arrangement is expected to continue until at least July 31, 2014. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by the investment adviser or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

The advisory fees for the Funds for the six months ended September 30, 2013, were based on the following annual rates as set forth in the table below. The table below also sets forth the expense limitations for the six months ended September 30, 2013 for the Funds.

	CONTRACTUAL ANNUAL ADVISORY FEE			CONTRACTUAL
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATION
Core Bond	0.40%	0.38%	0.36%	0.40%
Fixed Income	0.40%	0.38%	0.36%	0.45%
High Yield Fixed Income	0.70%	0.66%	0.63%	0.80%
Short Bond	0.40%	0.38%	0.36%	0.40%
Short-Intermediate U.S. Government	0.40%	0.38%	0.36%	0.40%
Tax-Advantaged Ultra-Short Fixed Income	0.15%	0.141%	0.135%	0.25%
Ultra-Short Fixed Income	0.15%	0.141%	0.135%	0.25%
U.S. Government	0.70%	0.66%	0.63%	0.40%

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets of the Funds. The transfer agent fees are reflected in the Funds’ Statement of Operations.

For compensation as administrator, NTI is entitled to receive an administration fee, accrued daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The administration fees are reflected in the Funds’ Statements of Operations.

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

NTI also acted as administrator to the Predecessor Funds and NTI was entitled to an administration fee from the Predecessor Funds at the annual rate of 0.10 percent of the average daily net assets of each Predecessor Fund. Under the administration agreement with Northern Institutional Funds, NTI, as administrator, had agreed to reimburse expenses (including fees payable to NTI for its services as administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, each Predecessor Fund’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceeded on an annualized basis 0.10 percent of the Predecessor Fund’s average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Diversified Assets Portfolio, the U.S. Government Portfolio or the Tax Exempt Portfolio (the “Portfolios”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the SEC. The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond and Ultra-Short Fixed Income Funds currently invest uninvested cash in the Diversified Assets Portfolio, the Short-Intermediate U.S. Government and U.S. Government Funds currently invest uninvested cash in the U.S. Government Portfolio, and the Tax-Advantaged Ultra-Short Fixed Income Fund currently invests uninvested cash in the Tax Exempt Portfolio. Accordingly, each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment advisers and/or their affiliates on any assets invested in the Diversified Assets Portfolio, U.S. Government Portfolio or the Tax Exempt Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less Expenses reimbursed by administrator and/or adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Core Bond	$402,200	$26,297	$403,653	$19,811
Fixed Income	6,516,442	438,570	6,743,113	423,224
High Yield Fixed Income	—	2,545,644	—	2,918,799
Short Bond	485,199	102,051	494,656	112,146
Short-Intermediate U.S. Government	2,089,305	—	2,173,842	—
Tax-Advantaged Ultra-Short Fixed Income	9,973	334,315	10,010	354,862
Ultra-Short Fixed Income	21,457	231,597	100,254	65,033
U.S. Government	441,976	—	467,518	—

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and Passive Foreign Investment Companies.

At September 30, 2013, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Core Bond	$1,782	$(958)	$824	$92,021
Fixed Income	36,504	(23,742)	12,762	1,788,800
High Yield Fixed Income	127,152	(72,877)	54,275	5,410,413
Short Bond	1,399	(2,553)	(1,154)	303,777
Short-Intermediate U.S. Government	1,491	(460)	1,031	250,223
Tax-Advantaged Ultra-Short Fixed Income	7,335	(1,804)	5,531	2,313,733
Ultra-Short Fixed Income	4,202	(955)	3,247	1,296,563
U.S. Government	327	(78)	249	43,656

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2013 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	1,960	$20,490	76	$782	(731)	($7,704)	1,305	$13,568
Fixed Income	18,413	189,145	372	3,822	(21,544)	(220,878)	(2,759)	(27,911)
High Yield Fixed Income	94,947	719,641	2,358	17,896	(150,203)	(1,139,898)	(52,898)	(402,361)
Short Bond	6,591	126,156	68	1,301	(6,531)	(124,722)	128	2,735
Short-Intermediate U.S. Government	1,929	18,973	20	198	(4,719)	(46,531)	(2,770)	(27,360)
Tax-Advantaged Ultra-Short Fixed Income	80,070	812,224	116	1,172	(76,275)	(773,832)	3,911	39,564
Ultra-Short Fixed Income	49,188	501,876	121	1,236	(30,233)	(308,587)	19,076	194,525
U.S. Government	134	1,301	6	54	(921)	(8,904)	(781)	(7,549)

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in capital shares for the fiscal year or period ended March 31, 2013 were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	817		$8,649		216	$2,292	(1,467)	$(15,531)	(434)	$(4,590)
Fixed Income	43,400	*	465,632	*	3,414	36,243	(38,921)	(413,818)	7,893	88,057
High Yield Fixed Income	237,747		1,751,741		5,892	43,829	(208,840)	(1,557,494)	34,799	238,076
Short Bond	8,371		161,223		27	513	(740)	(14,260)	7,658	147,476
Short-Intermediate U.S. Government	10,124	**	103,401	**	729	7,298	(15,469)	(157,497)	(4,616)	(46,798)
Tax-Advantaged Ultra-Short Fixed Income	198,095		2,009,648		235	2,389	(110,201)	(1,117,669)	88,129	894,368
Ultra-Short Fixed Income	97,221		993,145		295	3,010	(35,410)	(361,555)	62,106	634,600
U.S. Government	651		6,533		173	1,710	(1,946)	(19,563)	(1,122)	(11,320)

*	Numbers include assets received in connection with fund reorganization of approximately 13,687,000 in shares sold and $148,529,000 in proceeds from shares sold. For further information on the reorganization, see Note 12.

**	Numbers include assets received in connection with fund reorganization of approximately 5,685,000 in shares sold and $58,385,000 in proceeds from shares sold. For further information on the reorganization, see Note 12.

Transactions in capital shares/Class A shares for the fiscal year ended November 30, 2012 for the Core Bond and Short Bond Funds were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	8,841	$96,855	407	$4,316	(10,141)	$(110,797)	(893)	$(9,626)
Short Bond	14,940	287,272	70	1,332	(13,159)	(253,351)	1,851	35,253

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets and Liabilities as of September 30, 2013:

Amounts in thousands		ASSETS		LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	COUNTERPARTY
Fixed Income	Interest rate contracts	Net Assets — Unrealized appreciation	$ —*	Net unrealized depreciation	$(1,891)*	Credit Suisse
Short Bond	Interest rate contracts	Net Assets — Unrealized appreciation	—*	Net unrealized depreciation	(455)*	Credit Suisse
Short-Intermediate U.S. Government	Interest rate contracts	Net Assets — Unrealized appreciation	72*	Net unrealized depreciation	(182)*	Credit Suisse
U.S. Government	Interest rate contracts	Net Assets — Unrealized appreciation	8*	Net unrealized depreciation	(34)*	Credit Suisse

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported in the Statements of Assets and Liabilities.

FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2013:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$(121)
Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	2,816
Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	754
Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	(592)
U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	(139)

Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(11)
Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,367)
Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(390)
Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	34
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	10

Volume of derivative activity for the six months ended September 30, 2013*:

	FUTURES INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Core Bond	4	$2,014
Fixed Income	6	87,946
Short Bond	5	19,596
Short-Intermediate U.S. Government	4	40,222
U.S. Government	5	4,173

*	Activity during the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

12. REORGANIZATION

On August 9, 2012, the Board of the Trust approved a Plan of Reorganization (the “Plan”) providing for the reorganization of the series of Northern Institutional Funds (“NIF”) listed in the table below (each an “Acquired Fund”) into a corresponding series of the Trust as set forth below under the heading Acquiring Fund (each an “Acquiring Fund”). Pursuant to the Plan, all of the assets of each Acquired Fund were transferred to the corresponding Acquiring Fund, as shown in the table below, in exchange for shares of the Acquiring Fund of equal aggregate value and the corresponding Acquiring Fund’s assumption of all of the current and future liabilities of the Acquired Fund. The cost basis of the investments received from the Acquired Funds was carried forward to the corresponding Acquiring Funds for U.S. GAAP and tax purposes. Immediately following the reorganization, holders of Class A shares of each Acquired Fund held shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A shares held in the Acquired Fund immediately prior to the reorganization. The reorganization was accomplished by a tax-free exchange of shares and was completed on October 26, 2012 and October 29, 2012 as set forth in the table.

	ACQUIRED FUND		ACQUIRING FUND
Amounts in thousands except Share Conversion Ratio	NIF Bond Portfolio*	NIF U.S. Government Securities Portfolio*	NF Fixed Income Fund	NF Short-Intermediate U.S. Government Fund
SHARE CONVERSION RATIO	2.00010	1.950058	2.00010	1.950058
ACQUIRED FUND’S SHARES	5,707	2,915	NA	NA
ACQUIRING FUND’S SHARES	NA	NA	11,414	5,685
ACQUIRING FUND’S UNREALIZED APPRECIATION	7,531	173	NA	NA
NET ASSETS BEFORE THE REORGANIZATION	123,838	58,385	1,615,305	242,476
AGGREGATE NET ASSETS IMMEDIATELY AFTER THE REORGANIZATION	NA	NA	1,739,143	300,861

	ACQUIRED FUND	ACQUIRING FUND
Amounts in thousands except Share Conversion Ratio	NIF Intermediate Bond Portfolio**	NF Fixed Income Fund
SHARE CONVERSION RATIO	1.936114	1.936114
ACQUIRED FUND’S SHARES	1,174	N/A
ACQUIRING FUND’S SHARES	N/A	2,274
ACQUIRING FUND’S UNREALIZED APPRECIATION	705	NA
NET ASSETS BEFORE THE REORGANIZATION	24,692	1,741,371
AGGREGATE NET ASSETS IMMEDIATELY AFTER THE REORGANIZATION	N/A	1,766,063

FIXED INCOME FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

The tables below summarize the operations of the Acquired Funds for the period from December 1, 2011 to October 26 and October 29, 2012, as applicable, and the combined Funds’ results of operations for the year ended March 31, 2013.

For the period from December 1, 2011 to reorganization date (in thousands)

FUND	NET INVESTMENT INCOME (LOSS)	NET REALIZED GAINS AND NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON INVESTMENTS	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
NIF Bond Portfolio*	$6,959	$11,363	$18,322
NIF Intermediate Bond Portfolio**	718	1,393	2,111
NIF U.S. Government Securities Portfolio*	164	873	1,037

*	Reorganization completed on October 26, 2012.

**	Reorganization completed on October 29, 2012.

For the year ended March 31, 2013 (In thousands)

FUND	NET INVESTMENT INCOME (LOSS)	NET REALIZED GAINS AND NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON INVESTMENTS	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
NF Fixed Income Fund	$45,962	$48,351	$94,313
NF Short-Intermediate U.S. Government Fund	958	4,129	5,087

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of net investment income (loss), net realized gains and change in unrealized appreciation (depreciation) on investments, and net increase (decrease) in net assets resulting from operations, of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since October 26, 2012 and October 29, 2012, as applicable.

13. SUBSEQUENT EVENTS

Effective October 1, 2013, redemption fees have been eliminated on the Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds. As of such effective date, redemption fees will not be charged to these two Funds regardless of when shares were purchased.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that other than the items noted above and in Note 4 – Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/13 - 9/30/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 98), if any, in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 102), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.40%	$1,000.00	$980.20	$1.99
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.45%	$1,000.00	$978.70	$2.23
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.76%	$1,000.00	$1,008.80	$3.83
Hypothetical**	0.76%	$1,000.00	$1,021.26	$3.85

SHORT BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.40%	$1,000.00	$995.50	$2.00
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.40%	$1,000.00	$987.10	$1.99
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.25%	$1,000.00	$1,002.10	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.25%	$1,000.00	$1,002.50	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.41%	$1,000.00	$977.80	$2.03
Hypothetical**	0.41%	$1,000.00	$1,023.01	$2.08

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	109	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement, including reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management (advisory and administrative) fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to the pricing and fund accounting systems made during the year, and other investments in technology, including the trade order management system used to process certain trades. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. They noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their

FIXED INCOME FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees considered that the investment performance of each Fund, other than the Fixed Income Fund, High Yield Fixed Income Fund, Short-Intermediate U.S. Government Fund and U.S. Government Fund, was above its respective Lipper peer medians for the three- and five-year periods (as applicable), and each Fund, except the High Yield Fixed Income Fund, Short-Intermediate U.S. Government Fund and U.S. Government Fund, exceeded its performance benchmark for the same time periods. The Trustees placed more emphasis on recent performance for the High Yield Fixed Income Fund, which had been subject to in-depth performance reviews. They took into account that the High Yield Fixed Income Fund’s investment performance was above its Lipper peer median for the one- and three-year periods. They also noted that the investment performance for the Fixed Income Fund, Short-Intermediate U.S. Government Fund and U.S. Government Fund was above their respective Lipper peer group medians for the one-year period. The Trustees took into account Northern’s explanations for the performance rankings and comparisons.

The Trustees considered the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. The Trustees also took into consideration the extreme market volatility in recent years and the effects of these events on the Funds’ longer term performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on High Yield Fixed Income Fund, as requested by the Trustees and provided by the Northern, assisted them in evaluating performance issues with respect to that Fund and resulted in improved performance for the High Yield Fixed Income Fund. The Trustees determined, based on the information received, that Northern was appropriately monitoring the underperforming Funds. Overall, the Trustees concluded that Northern had devoted appropriate resources to improving the investment performance and addressing underperformance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. They noted that certain voluntary expense reimbursements being made by Northern to certain Funds could be terminated at any time. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were not waived by Northern of the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also considered the additional contractual expense reimbursements that were in effect during the past year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis. The Trustees also took into account fund mergers in the past year of the Fixed Income Fund and Short-Intermediate U.S. Government Fund, whereby the Funds acquired corresponding portfolios of the Northern Institutional Funds, also managed by Northern, and the related increase in assets and reduction in the contractual advisory fee rates for those Funds. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees reviewed information on the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees considered that each Fund’s total expense ratio after reimbursement of expenses was below its respective Lipper peer objective median, although the contractual management fee rate for each Fund,

NORTHERN FUNDS SEMIANNUAL REPORT	111	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2013 (UNAUDITED)

other than the Ultra-Short Fixed Income Fund and Tax-Advantaged Ultra-Short Fixed Income Fund, was above its respective Lipper peer group median. The Trustees also considered information comparing the Funds’ advisory fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. They considered the difference in, and level of complexity of, services provided by Northern with regard to these private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that each of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as a Fund’s assets grew, its shareholders would receive reduced fee rates.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the advisory fees paid by the Funds were reasonable in light of the services provided by Northern, its costs and the Funds’ asset levels, and that the Advisory Agreement should be approved and continued.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	BOND INDEX FUND

71	U.S. TREASURY INDEX FUND

74	ABBREVIATIONS AND OTHER INFORMATION

75	NOTES TO THE FINANCIAL STATEMENTS

84	FUND EXPENSES

85	APPROVAL OF ADVISORY AGREEMENT

88	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2013 (UNAUDITED)

Amounts in thousands, except per share data	BOND INDEX FUND		U.S. TREASURY INDEX FUND(1)
ASSETS:
Investments, at cost	$2,472,154	(2)	$128,332	(3)
Investments, at value	$2,530,685	(4)	$128,434	(5)
Interest income receivable	13,890		465
Dividend income receivable	1		–
Receivable for securities sold	19,035		3,191
Receivable for variation margin on futures contracts	–		2
Receivable for fund shares sold	2,393		154
Receivable from affiliated administrator	143		13
Prepaid and other assets	24		6
Total Assets	2,566,171		132,265
LIABILITIES:
Payable for securities purchased	2,157		2,967
Payable for when-issued securities	127,564		–
Payable for fund shares redeemed	1,626		3,362
Disributions payable to shareholders	1,082		25
Payable to affiliates:
Investment advisory fees	61		6
Administration fees	60		3
Custody and accounting fees	8		1
Shareholder servicing fees	6		–
Transfer agent fees	40		2
Trustee fees	11		5
Accrued other liabilities	28		14
Total Liabilities	132,643		6,385
Net Assets	$2,433,528		$125,880
ANALYSIS OF NET ASSETS:
Capital stock	$2,385,383		$124,517
Accumulated undistributed net investment loss	(4,105)		(3)
Accumulated undistributed net realized gain (loss)	(6,281)		1,210
Net unrealized appreciation	58,531		156
Net Assets	$2,433,528		$125,880
Shares Outstanding ($.0001 par value, unlimited authorization)	231,320		5,802
Net Asset Value, Redemption and Offering Price Per Share	$10.52		$21.70

(1)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $104,724.
(3)	Amounts include cost from the U.S. Government Portfolio of the Northern Institutional Funds of $4,710.
(4)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $104,724.
(5)	Amounts include value from the U.S. Government Portfolio of the Northern Institutional Funds of $4,710.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2013	(UNAUDITED)

Amounts in thousands	BOND INDEX FUND	U.S. TREASURY INDEX FUND(1)
INVESTMENT INCOME:
Interest income	$31,422	$842
Dividend income	10 (2)	–
Total Investment Income	31,432	842
EXPENSES:
Investment advisory fees	1,923	195
Administration fees	1,923	97
Custody fees	142	13
Accounting fees	138	17
Transfer agent fees	1,282	65
Blue sky fees	18	12
SEC fees	5	2
Printing fees	30	9
Professional fees	26	16
Shareholder servicing fees	44	–
Trustee fees	16	5
Other	16	5
Total Expenses	5,563	436
Less expenses reimbursed by investment adviser	(3,712)	(338)
Net Expenses	1,851	98
Net Investment Income	29,581	744
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(4,432)	422
Futures contracts	–	(136)
Net change in unrealized appreciation (depreciation) on:
Investments	(77,248)	(3,608)
Futures contracts	–	54
Net Losses	(81,680)	(3,268)
Net Decrease in Net Assets Resulting from Operations	$(52,099)	$(2,524)

(1)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $8.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND INDEX FUND		U.S. TREASURY INDEX FUND (1)
Amounts in thousands	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	FOUR MONTHS ENDED MARCH 31, 2013	FISCAL YEAR ENDED NOV. 30, 2012
OPERATIONS:
Net investment income	$29,581	$61,895	$744	$542	$1,978
Net realized gains (losses)	(4,432)	20,678	286	970	4,716
Net change in unrealized appreciation (depreciation)	(77,248)	5,476	(3,554)	(2,430)	(2,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,099)	88,049	(2,524)	(918)	4,252
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares/Class A share transactions	(116,866)	145,975	(3,012)	(1,231)	3,325
Net increase (decrease) in Net Assets Resulting from Capital Share Transactions	(116,866)	145,975	(3,012)	(1,231)	3,325
DISTRIBUTIONS TO SHARES/ CLASS A SHARE HOLDERS:
From net investment income	(33,685)	(67,842)	(744)	(541)	(2,040)
From net realized gains	–	(20,352)	–	(4,729)	(2,761)
Total Distributions to Shares/Class A Shareholders	(33,685)	(88,194)	(744)	(5,270)	(4,801)
Total Increase (Decrease) in Net Assets	(202,650)	145,830	(6,280)	(7,419)	2,776
NET ASSETS :
Beginning of period	2,636,178	2,490,348	132,160	139,579	136,803
End of period	$2,433,528	$2,636,178	$125,880	$132,160	$139,579
Accumulated Undistributed Net Investment Income (Loss)	$(4,105)	$(1)	$(3)	$(3)	$(4)

(1)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010	FISCAL YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.87		$10.86		$10.46		$10.39		$10.14	$10.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.27		0.31		0.34		0.36	0.42
Net realized and unrealized gains (losses)	(0.33)		0.12		0.48		0.15		0.28	(0.10)
Total from Investment Operations	(0.21)		0.39		0.79		0.49		0.64	0.32
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.29)		(0.32)		(0.35)		(0.37)	(0.42)
From net realized gains	–		(0.09)		(0.07)		(0.07)		(0.02)	–
Total Distributions Paid	(0.14)		(0.38)		(0.39)		(0.42)		(0.39)	(0.42)
Net Asset Value, End of Period	$10.52		$10.87		$10.86		$10.46		$10.39	$10.14
Total Return(1)	(1.93)%		3.62%		7.65%		4.73%		6.33%	3.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of Period	$2,433,528		$2,636,178		$2,490,348		$1,960,060		$1,822,915	$1,293,254
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.14	%(3)	0.14	%(3)	0.21	%(3)	0.23	%(3)	0.25%	0.25%
Expenses, before reimbursements and credits	0.43%		0.44%		0.44%		0.44%		0.43%	0.44%
Net investment income, net of reimbursements and credits	2.31	%(3)	2.45	%(3)	2.86	%(3)	3.14	%(3)	3.50%	4.16%
Net investment income, before reimbursements and credits	2.02%		2.15%		2.63%		2.93%		3.32%	3.97%
Portfolio Turnover Rate	53.65%		100.20%		129.27%		121.58%		123.18%	93.94%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affliliated money market funds of approximately $75,000, $296,000, $169,000 and $479,000, which represents less than 0.005, 0.01, 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS

U.S. TREASURY INDEX FUND(1)	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010(2)	FISCAL YEAR ENDED NOV. 30, 2009(2)	FISCAL YEAR ENDED NOV. 30, 2008(2)
Net Asset Value, Beginning of Period	$22.25		$23.29		$23.38		$22.84		$22.92	$23.15	$21.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.09		0.33		0.49		0.59	0.72	0.79
Net realized and unrealized gains (losses)	(0.55)		(0.24)		0.39		0.95		0.44	(0.18)	1.35
Total from Investment Operations	(0.42)		(0.15)		0.72		1.44		1.03	0.54	2.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.09)		(0.34)		(0.49)		(0.59)	(0.76)	(0.78)
From net realized gains	–		(0.80)		(0.47)		(0.41)		(0.52)	(0.01)	–
Total Distributions Paid	(0.13)		(0.89)		(0.81)		(0.90)		(1.11)	(0.77)	(0.78)
Net Asset Value, End of Period	$21.70		$22.25		$23.29		$23.38		$22.84	$22.92	$23.15
Total Return(3)	(1.87)%		(0.70)%		3.17%		6.60%		4.74%	2.39%	10.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$125,880		$132,160		$139,579		$136,803		$141,733	$135,324	$216,204
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.15	%(5)	0.15	%(5)	0.26	%(5)	0.26	%(5)	0.26%	0.26%	0.26%
Expenses, before waivers, reimbursements and credits	0.67%		0.68%		0.52%		0.48%		0.48%	0.47%	0.47%
Net investment income, net of waivers, reimbursements and credits	1.15	%(5)	1.20	%(5)	1.43	%(5)	2.17	%(5)	2.60%	3.13%	3.57%
Net investment income, before waivers, reimbursements and credits	0.63%		0.67%		1.17%		1.95%		2.38%	2.92%	3.36%
Portfolio Turnover Rate	35.21%		21.88%		74.49%		64.52%		47.05%	44.72%	33.07%

(1)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)

The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately less than $1,000, $1,000, $1,000 and less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013, four months ended March 31, 2013 and fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2. 2%

Automobile – 0.2%

Ally Auto Receivables Trust, Series 2011-5, Class A4, 1.32%, 7/15/16	$50	$50

Ally Auto Receivables Trust, Series 2012-4, Class A3, 0.59%, 1/17/17	200	200

Ally Auto Receivables Trust, Series 2012-5, Class A3, 0.62%, 3/15/17	100	100

Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 5/15/17	100	100

AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3, 0.67%, 6/8/17	75	75

AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/17	125	125

AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3, 0.61%, 10/10/17	175	174

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class A3, 0.65%, 12/8/17	50	50

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.19%, 5/8/18	25	25

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79%, 3/8/19	25	25

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D, 2.42%, 5/8/19	25	24

Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 7/20/16	150	150

Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.31%, 12/20/17	200	201

CarMax Auto Owner Trust, Series 2013-2, Class A3, 0.64%, 1/16/18	100	100

CarMax Auto Owner Trust, Series 2013-3, Class A3, 0.97%, 4/16/18	100	100

CarMax Auto Owner Trust, Series 2013-3, Class A4, 1.49%, 1/15/19	200	201

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Automobile – 0.2% – continued

Fifth Third Auto Trust, Series 2013-A, Class A3, 0.61%, 9/15/17	$100	$100

Fifth Third Auto, Series 2013-1, Class A3, 0.88%, 10/16/17	100	100

Fifth Third Auto, Series 2013-1, Class A4, 1.30%, 2/18/20	200	201

Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.35%, 12/15/16	100	101

Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	125	126

Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/17	100	100

Ford Credit Auto Owner Trust, Series 2013-A, Class A3, 0.55%, 7/15/17	100	100

Ford Credit Auto Owner Trust, Series 2013-B, Class A4, 0.76%, 8/15/18	100	99

Ford Credit Auto Owner Trust, Series 2013-B, Class B, 1.11%, 10/15/18	100	98

Ford Credit Auto Owner Trust, Series 2013-C, Class A3, 0.82%, 12/15/17	100	100

Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	200	201

Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	150	150

Honda Auto Receivables Owner Trust, Series 2013-2, Class A3, 0.53%, 2/16/17	100	100

Hyundai Auto Receivables Trust, Series 2012-C, Class A3, 0.53%, 4/17/17	125	125

Hyundai Auto Receivables Trust, Series 2013-A, Class A3, 0.56%, 7/17/17	100	100

Hyundai Auto Receivables Trust, Series 2013-B, Class A3, 0.71%, 9/15/17	125	125

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Automobile – 0.2% – continued

Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01%, 2/15/19	$75	$75

Hyundai Auto Receivables Trust, Series 2013-B, Class C, 1.71%, 2/15/19	65	65

Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	100	100

Nissan Auto Receivables Owner Trust, Series 2011-B, Class A4, 1.24%, 1/16/18	50	50

Nissan Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 10/17/16	100	100

Nissan Auto Receivables Owner Trust, Series 2013-A, Class A4, 0.75%, 7/15/19	100	99

Nissan Auto Receivables Owner Trust, Series 2013-B , Class A3, 0.84%, 11/15/17	200	200

Nissan Auto Receivables Owner Trust, Series 2013-B , Class A4, 1.31%, 10/15/19	100	100

Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.62%, 6/15/17	125	124

Santander Drive Auto Receivables Trust, Series 2013-2, Class A3, 0.70%, 9/15/17	100	100

Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 7/15/16	100	100

Toyota Auto Receivables Owner Trust, Series 2012-B, Class A4, 0.61%, 1/16/18	200	199

Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.46%, 1/20/17	250	249

Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Class A3, 0.56%, 8/21/17	150	149

World Omni Auto Receivables Trust, Series 2012-B, Class A3, 0.61%, 6/15/17	100	100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Automobile – 0.2% – continued

World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.64%, 4/16/18	$100	$100
		5,536

Commercial Mortgage-Backed Securities – 1.8%

Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.92%, 5/10/45	200	219

Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.63%, 7/10/46	400	439

Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.68%, 7/10/46	400	439

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	250	274

Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	450	495

Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4, 6.40%, 2/10/51	500	572

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ, 5.36%, 9/10/47	325	346

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42	400	423

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/41	660	724

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4, 5.20%, 12/11/38	500	549

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.54%, 10/12/41	250	275

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	750	847

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.8% – continued

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.70%, 6/11/50	$250	$282

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.47%, 1/12/45	500	558

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	1,050	1,191

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.84%, 9/11/42	250	277

CD Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.39%, 7/15/44	500	533

CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	700	768

CD Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	490	552

CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	200	208

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.95%, 3/15/49	600	656

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	500	550

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	200	192

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.99%, 4/10/46	100	100

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.37%, 9/10/46	100	100

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS, 4.65%, 9/10/46	100	103

COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48	250	271

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.8% – continued

COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.48%, 4/15/47	$150	$167

Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49	130	146

Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3,
2.82%, 11/15/45	175	165

Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A4, 2.77%, 12/10/45	100	94

Commercial Mortgage Trust, Series 2005-C6, Class A5A, 5.12%, 6/10/44	1,000	1,060

Commercial Mortgage Trust, Series 2006-C8, Class A4, 5.31%, 12/10/46	500	548

Commercial Mortgage Trust, Series 2006-GG7, Class A4, 6.06%, 7/10/38	275	302

Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.74%, 12/10/49	400	449

Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	400	443

Commercial Mortgage Trust, Series 2012-CR2, Class A4, 3.15%, 8/15/45	100	97

Commercial Mortgage Trust, Series 2012-CR4, Class A3, 2.85%, 10/15/45	150	142

Commercial Mortgage Trust, Series 2012-LC4, Class A4, 3.29%, 12/10/44	100	99

Commercial Mortgage Trust, Series 2013-CR10, Class A4, 4.21%, 8/10/46	100	104

Commercial Mortgage Trust, Series 2013-CR9, Class A4, 4.38%, 7/10/45	200	209

Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, 1/10/46	150	142

Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.57%, 2/15/39	500	542

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.8% – continued

Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.47%, 9/15/39	$716	$782

Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.31%, 12/15/39	500	546

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	600	635

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ, 5.23%, 12/15/40	390	414

DBUBS Mortgage Trust, Series 2011-LC3A, Class A2, 3.64%, 8/10/44	175	185

GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4, 4.98%, 5/10/43	700	735

GE Capital Commercial Mortgage Trust Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	300	330

GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	175	164

GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 2/10/46	100	94

GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38	300	325

GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45	525	582

GS Mortgage Securities Trust, Series 2011-GC5, Class A2, 3.00%, 8/10/44	125	130

GS Mortgage Securities Trust, Series 2011-GC5, Class A4, 3.71%, 8/10/44	150	154

GS Mortgage Securities Trust, Series 2012-GC6, Class A3, 3.48%, 1/10/45	200	201

GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, 8/10/46	150	156

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.8% – continued

GS Mortgage Securities Trust, Series 2013-GCJ12, Class A4, 3.14%, 6/10/46	$100	$95

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class A4, 4.90%, 9/12/37	300	316

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4, 5.42%, 1/12/43	400	428

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A4, 4.74%, 7/15/42	300	315

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4A, 4.94%, 8/15/42	200	212

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AJ, 5.49%, 12/15/44	370	395

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4, 5.48%, 12/12/44	150	161

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4, 6.06%, 4/15/45	400	439

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.34%, 5/15/47	500	550

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	600	663

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.90%, 2/12/49	700	783

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 6.00%, 6/15/49	378	425

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.8% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4, 5.88%, 2/15/51	$215	$242

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	500	553

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/46	200	211

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.51%, 5/15/45	200	200

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 6/15/45	125	124

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47	150	144

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.37%, 12/15/47	50	47

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4, 3.99%, 1/15/46	100	102

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39	200	217

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM, 5.71%, 3/15/39	185	200

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	800	880

LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40	415	457

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41	500	578

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.8% – continued

Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.04%, 6/12/50	$650	$729

ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4, 6.09%, 6/12/46	400	440

ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	150	166

ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.09%, 8/12/49	500	564

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	200	190

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.37%, 8/15/46	100	104

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	175	166

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.10%, 5/15/46	200	191

Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.11%, 6/11/49	300	336

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.82%, 6/11/42	500	565

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.46%, 1/11/43	230	267

Morgan Stanley Capital I Trust, Series 2005-HQ10, Class A4, 5.33%, 11/12/41	100	110

Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4, 5.38%, 11/14/42	520	553

Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4, 5.85%, 10/15/42	444	479

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	505	553

Morgan Stanley Capital I Trust, Series 2006-T21, Class A4, 5.16%, 10/12/52	500	536

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.8% – continued

Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.99%, 8/12/41	$500	$553

Morgan Stanley Capital I Trust, Series 2011-C3, Class A2, 3.22%, 7/15/49	400	419

Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	150	148

UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45	175	173

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, 8/10/49	125	120

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	100	93

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	100	96

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46	100	96

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	150	151

Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7, 5.12%, 7/15/42	200	212

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM, 5.52%, 12/15/44	250	266

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 1/15/45	182	195

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.47%, 1/15/45	500	542

Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM, 5.61%, 3/15/45	125	135

Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, 6.17%, 6/15/45	450	491

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	500	549

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.8% – continued

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	$200	$220

Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4, 5.51%, 4/15/47	250	274

Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.94%, 6/15/49	200	223

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	150	142

WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	100	94

WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	175	175

WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, 3/15/48	100	96

WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS, 3.56%, 3/15/48	50	48

WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.34%, 6/15/46	150	145

WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2, 3.22%, 7/15/46	100	100

WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.42%, 7/15/46	250	250
		42,777

Credit Card – 0.2%

American Express Credit Account Master Trust, Series 2012-2, Class A, 0.68%, 3/15/18	300	300

American Express Credit Account Master Trust, Series 2012-5, Class A, 0.59%, 5/15/18	150	150

BA Credit Card Trust, Series 2007-A1, Class A1, 5.17%, 6/15/19	185	209

Capital One Multi-Asset Execution Trust, Series 2013-A1, Class A1, 0.63%, 11/15/18	100	100

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Credit Card – 0.2% – continued

Chase Issuance Trust, Series 2012-A3, Class A3, 0.79%, 6/15/17	$275	$276

Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 8/16/21	250	240

Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	250	250

Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	150	138

Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	300	299

Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5, 4.55%, 6/20/17	250	267

Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9, 5.10%, 11/20/17	170	186

Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 3/15/18	200	221

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 6/15/39	100	115

Citibank Credit Card Issuance Trust, Series 2012-A1, Class A1, 0.55%, 10/10/17	150	150

Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	150	151

Discover Card Execution Note Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	300	348

Discover Card Execution Note Trust, Series 2012-A3, Class A3, 0.86%, 11/15/17	200	201

Discover Card Execution Note Trust, Series 2012-A6, Class A6, 1.67%, 1/18/22	350	338

GE Capital Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	150	148

GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	100	96

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Credit Card – 0.2% – continued

GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	$200	$194

World Financial Network Credit Card Master Trust, Series 2013-B, Class A, 0.91%, 3/16/20	200	198
		4,575

Utilities – 0.0%

AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3, 2.84%, 3/1/26	100	96

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A2, 3.46%, 8/15/19	200	214

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3, 4.24%, 8/15/23	100	110

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 4/15/18	100	100

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3, 4.38%, 11/1/23	100	110
		630
Total Asset-Backed Securities
(Cost $51,228)		53,518

CORPORATE BONDS – 18.7%

Advertising – 0.0%

Interpublic Group of (The) Cos., Inc., 2.25%, 11/15/17	135	132

Omnicom Group, Inc., 6.25%, 7/15/19	300	349
3.63%, 5/1/22	496	476
		957

Aerospace/Defense – 0.4%

Boeing (The) Co., 3.75%, 11/20/16	400	433
0.95%, 5/15/18	200	192
6.13%, 2/15/33	135	161
6.63%, 2/15/38	100	127
5.88%, 2/15/40	75	91

General Dynamics Corp., 2.25%, 7/15/16	150	155

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Aerospace/Defense – 0.4% – continued
1.00%, 11/15/17	$100	$97
3.88%, 7/15/21	250	260
3.60%, 11/15/42	155	129

L-3 Communications Corp., 3.95%, 11/15/16	150	160
5.20%, 10/15/19	250	272
4.95%, 2/15/21	40	42

Lockheed Martin Corp., 7.65%, 5/1/16	100	117
2.13%, 9/15/16	65	67
4.25%, 11/15/19	500	543
4.07%, 12/15/42	418	367

Northrop Grumman Corp., 1.75%, 6/1/18	125	123
5.05%, 8/1/19	170	191
5.05%, 11/15/40	250	248
4.75%, 6/1/43	250	236
Raytheon Co.,
4.40%, 2/15/20	510	550
2.50%, 12/15/22	150	137
4.70%, 12/15/41	100	99

United Technologies Corp., 4.88%, 5/1/15	275	294
1.80%, 6/1/17	500	509
5.38%, 12/15/17	390	448
4.50%, 4/15/20	450	498
3.10%, 6/1/22	795	782
7.50%, 9/15/29	100	134
6.05%, 6/1/36	100	118
6.13%, 7/15/38	175	211
4.50%, 6/1/42	700	680
		8,471

Agriculture – 0.3%

Altria Group, Inc., 9.70%, 11/10/18	521	689
9.25%, 8/6/19	85	112
4.75%, 5/5/21	725	769
2.85%, 8/9/22	100	92
2.95%, 5/2/23	100	91
9.95%, 11/10/38	150	224
10.20%, 2/6/39	100	152
4.25%, 8/9/42	135	112
4.50%, 5/2/43	250	216

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Agriculture – 0.3% – continued

Archer-Daniels-Midland Co., 5.45%, 3/15/18	$175	$202
4.48%, 3/1/21	150	161
5.38%, 9/15/35	175	187
5.77%, 3/1/41	130	146
4.02%, 4/16/43	56	49

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	140	148
3.20%, 6/15/17	250	259
8.50%, 6/15/19	60	75

Lorillard Tobacco Co., 2.30%, 8/21/17	100	99

Philip Morris International, Inc., 2.50%, 5/16/16	100	104
1.63%, 3/20/17	500	502
5.65%, 5/16/18	625	723
4.50%, 3/26/20	250	274
4.13%, 5/17/21	250	263
2.90%, 11/15/21	300	291
2.63%, 3/6/23	100	92
6.38%, 5/16/38	280	333
3.88%, 8/21/42	150	127
4.13%, 3/4/43	100	88

Reynolds American, Inc., 7.63%, 6/1/16	150	176
3.25%, 11/1/22	175	161
4.75%, 11/1/42	205	179
6.15%, 9/15/43	65	68
		7,164

Airlines – 0.0%

Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	319	361

Apparel – 0.0%

NIKE, Inc., 3.63%, 5/1/43	75	65

VF Corp., 3.50%, 9/1/21	150	151
6.00%, 10/15/33	100	112
6.45%, 11/1/37	30	34
		362

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Auto Manufacturers – 0.0%

Daimler Finance North America LLC, 8.50%, 1/18/31	$175	$251

Ford Motor Co., 7.45%, 7/16/31	350	427
4.75%, 1/15/43	500	447
		1,125

Auto Parts & Equipment – 0.0%

Johnson Controls, Inc., 2.60%, 12/1/16	75	78
5.00%, 3/30/20	155	170
5.70%, 3/1/41	250	264
		512

Banks – 3.0%

American Express Centurion Bank, 0.88%, 11/13/15	75	75

Bank of America Corp., 4.50%, 4/1/15	65	68
4.75%, 8/1/15	325	346
1.50%, 10/9/15	165	166
3.63%, 3/17/16	185	195
6.50%, 8/1/16	1,000	1,133
5.75%, 8/15/16	100	110
5.63%, 10/14/16	200	223
3.88%, 3/22/17	150	160
6.00%, 9/1/17	250	283
5.75%, 12/1/17	865	976
2.00%, 1/11/18	1,155	1,136
5.65%, 5/1/18	450	508
7.63%, 6/1/19	540	662
5.63%, 7/1/20	1,000	1,120
5.88%, 1/5/21	440	499
5.00%, 5/13/21	400	430
5.70%, 1/24/22	1,665	1,860
4.10%, 7/24/23	100	99
5.88%, 2/7/42	250	278

Bank of America N.A., 6.00%, 10/15/36	250	280

Bank of New York Mellon (The) Corp., 2.95%, 6/18/15	200	208
2.30%, 7/28/16	150	155
5.50%, 12/1/17	100	111
1.30%, 1/25/18	500	489
1.35%, 3/6/18	150	146

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Banks – 3.0% – continued
5.45%, 5/15/19	$75	$86
3.55%, 9/23/21	955	978

Bank One Corp., 7.75%, 7/15/25	54	68

BB&T Corp., 5.20%, 12/23/15	600	651
3.95%, 4/29/16	250	267
2.15%, 3/22/17	250	254
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	78
2.05%, 6/19/18	100	100

Capital One Financial Corp., 2.15%, 3/23/15	180	183
5.50%, 6/1/15	250	268
1.00%, 11/6/15	100	100
3.15%, 7/15/16	195	204

Capital One N.A., 1.50%, 3/22/18	250	243

Citigroup, Inc., 2.65%, 3/2/15	150	153
2.25%, 8/7/15	125	127
5.30%, 1/7/16	800	868
1.25%, 1/15/16	250	250
1.30%, 4/1/16	150	150
3.95%, 6/15/16	1,000	1,065
4.45%, 1/10/17	250	271
5.50%, 2/15/17	225	246
6.00%, 8/15/17	100	114
6.13%, 11/21/17	1,075	1,236
1.75%, 5/1/18	150	145
6.13%, 5/15/18	350	405
5.38%, 8/9/20	500	559
4.50%, 1/14/22	735	770
4.05%, 7/30/22	90	87
3.38%, 3/1/23	150	143
3.50%, 5/15/23	190	171
6.63%, 6/15/32	100	108
6.00%, 10/31/33	350	353
8.13%, 7/15/39	1,180	1,639
5.88%, 1/30/42	30	33
6.68%, 9/13/43	125	135

Fifth Third Bancorp, 5.45%, 1/15/17	75	83

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Banks – 3.0% – continued
3.50%, 3/15/22	$200	$198
8.25%, 3/1/38	275	356

Fifth Third Bank, 0.90%, 2/26/16	250	248

Goldman Sachs Group (The), Inc., 5.50%, 11/15/14	150	158
5.13%, 1/15/15	500	526
3.30%, 5/3/15	100	103
1.60%, 11/23/15	250	252
3.63%, 2/7/16	220	232
5.75%, 10/1/16	250	279
5.63%, 1/15/17	300	330
6.25%, 9/1/17	1,300	1,483
5.95%, 1/18/18	1,935	2,187
6.15%, 4/1/18	815	932
5.38%, 3/15/20	1,295	1,426
5.25%, 7/27/21	540	583
5.75%, 1/24/22	750	832
3.63%, 1/22/23	1,000	956
5.95%, 1/15/27	150	158
6.75%, 10/1/37	1,165	1,216
6.25%, 2/1/41	300	336

HSBC Bank USA N.A., 4.88%, 8/24/20	300	323
7.00%, 1/15/39	350	420

HSBC USA, Inc., 2.38%, 2/13/15	150	153
1.63%, 1/16/18	180	176
2.63%, 9/24/18	80	81

JPMorgan Chase & Co., 5.25%, 5/1/15	350	372
5.15%, 10/1/15	1,050	1,130
1.10%, 10/15/15	250	250
3.15%, 7/5/16	935	981
6.13%, 6/27/17	100	114
2.00%, 8/15/17	125	125
6.00%, 1/15/18	1,610	1,849
1.80%, 1/25/18	1,000	986
1.63%, 5/15/18	200	194
6.30%, 4/23/19	500	586
4.95%, 3/25/20	375	410
4.40%, 7/22/20	300	318
4.63%, 5/10/21	250	266

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Banks – 3.0% – continued
4.35%, 8/15/21	$615	$637
3.25%, 9/23/22	210	198
6.40%, 5/15/38	554	653
5.60%, 7/15/41	405	437
5.40%, 1/6/42	100	105
5.63%, 8/16/43	150	149

JPMorgan Chase Bank N.A., 5.88%, 6/13/16	200	223
6.00%, 10/1/17	650	744

KeyBank N.A., 5.45%, 3/3/16	100	110

KeyCorp, 3.75%, 8/13/15	250	263
5.10%, 3/24/21	25	28

Manufacturers & Traders Trust Co., 6.63%, 12/4/17	250	294

Mellon Funding Corp., 5.00%, 12/1/14	100	104

Morgan Stanley, 4.20%, 11/20/14	280	290
4.10%, 1/26/15	500	518
6.00%, 4/28/15	2,025	2,173
5.38%, 10/15/15	200	215
1.75%, 2/25/16	135	136
3.80%, 4/29/16	150	158
5.45%, 1/9/17	325	358
6.25%, 8/28/17	350	398
5.95%, 12/28/17	175	198
6.63%, 4/1/18	1,435	1,666
7.30%, 5/13/19	645	772
5.63%, 9/23/19	475	530
5.50%, 7/28/21	565	618
4.88%, 11/1/22	450	450
3.75%, 2/25/23	700	675
4.10%, 5/22/23	300	280
6.25%, 8/9/26	100	112
6.38%, 7/24/42	300	340

National City Corp., 4.90%, 1/15/15	200	210

PNC Bank N.A., 4.88%, 9/21/17	100	111
2.70%, 11/1/22	250	228
2.95%, 1/30/23	250	231
3.80%, 7/25/23	250	245

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Banks – 3.0% – continued

PNC Financial Services Group (The), Inc., 2.85%, 11/9/22	$100	$92

PNC Funding Corp., 4.25%, 9/21/15	250	266
2.70%, 9/19/16	60	62
6.70%, 6/10/19	600	724
4.38%, 8/11/20	500	537
3.30%, 3/8/22	150	147

State Street Corp., 3.10%, 5/15/23	225	210

SunTrust Bank, 7.25%, 3/15/18	125	149
2.75%, 5/1/23	350	318

SunTrust Banks, Inc., 3.60%, 4/15/16	100	106

Union Bank N.A., 2.63%, 9/26/18	250	252

UnionBanCal Corp., 3.50%, 6/18/22	150	147

US Bancorp, 3.15%, 3/4/15	215	223
2.45%, 7/27/15	70	72
2.20%, 11/15/16	75	77
1.65%, 5/15/17	200	201
4.13%, 5/24/21	200	212
3.00%, 3/15/22	115	112
2.95%, 7/15/22	200	188

US Bank N.A., 4.95%, 10/30/14	250	262
4.80%, 4/15/15	100	106

Wachovia Bank N.A., 5.85%, 2/1/37	250	279
6.60%, 1/15/38	300	363

Wachovia Corp., 5.63%, 10/15/16	550	616
5.75%, 6/15/17	350	403
5.75%, 2/1/18	600	693

Wells Fargo & Co., 5.00%, 11/15/14	100	105
1.25%, 2/13/15	500	504
3.63%, 4/15/15	250	261
1.50%, 7/1/15	250	253
5.13%, 9/15/16	475	525

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Banks – 3.0% – continued
2.63%, 12/15/16	$250	$260
2.10%, 5/8/17	250	255
5.63%, 12/11/17	445	511
1.50%, 1/16/18	1,180	1,161
4.60%, 4/1/21	500	543
3.50%, 3/8/22	1,000	1,001
3.45%, 2/13/23	125	117
4.13%, 8/15/23	200	196
5.38%, 2/7/35	425	454

Wells Fargo Capital X, 5.95%, 12/15/36	100	95
		73,797

Beverages – 0.4%

Anheuser-Busch Cos. LLC, 5.50%, 1/15/18	375	431
5.95%, 1/15/33	100	115
5.75%, 4/1/36	100	112
6.45%, 9/1/37	50	61

Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	360	353
4.00%, 1/17/43	150	135

Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15	250	262
2.88%, 2/15/16	75	78
1.38%, 7/15/17	500	498
5.38%, 1/15/20	450	517
2.50%, 7/15/22	60	55
8.20%, 1/15/39	1,000	1,471
3.75%, 7/15/42	65	56

Beam, Inc., 5.38%, 1/15/16	86	94
1.88%, 5/15/17	65	65
1.75%, 6/15/18	250	245

Bottling Group LLC, 5.50%, 4/1/16	675	752

Brown-Forman Corp., 1.00%, 1/15/18	65	63
3.75%, 1/15/43	50	43

Coca-Cola (The)Co., 0.75%, 3/13/15	150	151
1.80%, 9/1/16	65	67
1.65%, 3/14/18	125	125
1.15%, 4/1/18	250	244
3.15%, 11/15/20	1,115	1,147

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Beverages – 0.4% – continued

3.30%, 9/1/21	$250	$256

Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	135	140
2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	85

Molson Coors Brewing Co., 2.00%, 5/1/17	60	61
5.00%, 5/1/42	100	97

PepsiAmericas, Inc., 4.88%, 1/15/15	50	53

PepsiCo, Inc., 3.10%, 1/15/15	450	464
0.75%, 3/5/15	60	60
0.70%, 8/13/15	150	150
0.70%, 2/26/16	150	150
2.50%, 5/10/16	200	208
5.00%, 6/1/18	650	736
4.50%, 1/15/20	300	331
2.75%, 3/5/22	385	367
4.88%, 11/1/40	165	167
4.00%, 3/5/42	50	45
3.60%, 8/13/42	50	42
		10,633

Biotechnology – 0.2%

Amgen, Inc., 4.85%, 11/18/14	175	183
2.30%, 6/15/16	100	103
2.50%, 11/15/16	250	260
5.85%, 6/1/17	375	428
4.10%, 6/15/21	165	171
3.88%, 11/15/21	250	253
6.38%, 6/1/37	100	112
6.40%, 2/1/39	100	112
5.75%, 3/15/40	500	520
5.15%, 11/15/41	500	485
5.65%, 6/15/42	100	104
5.38%, 5/15/43	200	199

Celgene Corp., 2.30%, 8/15/18	35	35
5.25%, 8/15/43	85	84

Genentech, Inc., 4.75%, 7/15/15	150	161

Gilead Sciences, Inc., 3.05%, 12/1/16	100	106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Biotechnology – 0.2% – continued

4.50%, 4/1/21	$200	$215
5.65%, 12/1/41	330	365
		3,896

Building Materials – 0.0%

CRH America, Inc., 6.00%, 9/30/16	100	113

Martin Marietta Materials, Inc., 6.60%, 4/15/18	100	113

Owens Corning, Inc., 4.20%, 12/15/22	190	185
		411

Chemicals – 0.4%

Air Products & Chemicals, Inc., 2.00%, 8/2/16	145	148
1.20%, 10/15/17	250	244
2.75%, 2/3/23	250	236

Airgas, Inc., 1.65%, 2/15/18	250	243
2.90%, 11/15/22	150	139

Cabot Corp., 5.00%, 10/1/16	250	273
2.55%, 1/15/18	300	301

CF Industries, Inc., 6.88%, 5/1/18	300	352
3.45%, 6/1/23	110	102

Dow Chemical (The) Co., 5.70%, 5/15/18	100	115
4.13%, 11/15/21	200	204
3.00%, 11/15/22	100	92
7.38%, 11/1/29	100	126
9.40%, 5/15/39	300	438
5.25%, 11/15/41	400	392

E.I. du Pont de Nemours & Co., 3.25%, 1/15/15	350	362
5.25%, 12/15/16	400	451
6.00%, 7/15/18	615	727
2.80%, 2/15/23	200	188
6.50%, 1/15/28	100	120

Eastman Chemical Co., 2.40%, 6/1/17	560	568
4.80%, 9/1/42	200	189

Ecolab, Inc., 1.00%, 8/9/15	75	75

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Chemicals – 0.4% – continued
3.00%, 12/8/16	$175	$184
1.45%, 12/8/17	100	98
4.35%, 12/8/21	250	263
5.50%, 12/8/41	105	113

Lubrizol Corp., 6.50%, 10/1/34	50	61

Monsanto Co., 2.75%, 4/15/16	50	52
5.13%, 4/15/18	240	273
2.20%, 7/15/22	65	60
5.50%, 8/15/25	50	58
5.88%, 4/15/38	506	590

Mosaic (The) Co., 4.88%, 11/15/41	100	92

PPG Industries, Inc., 1.90%, 1/15/16	50	51
6.65%, 3/15/18	220	259
2.70%, 8/15/22	60	56
7.70%, 3/15/38	200	261

Praxair, Inc., 1.05%, 11/7/17	85	83
1.25%, 11/7/18	150	145
4.50%, 8/15/19	400	452
4.05%, 3/15/21	100	105
2.45%, 2/15/22	250	235
2.20%, 8/15/22	150	137
3.55%, 11/7/42	125	104

Rohm & Haas Co., 6.00%, 9/15/17	250	287

Sherwin-Williams (The)Co., 3.13%, 12/15/14	300	309
1.35%, 12/15/17	100	98

Westlake Chemical Corp., 3.60%, 7/15/22	65	62
		10,573

Commercial Services – 0.1%

Board of Trustees of The Leland Stanford Junior University (The), 4.75%, 5/1/19	200	227

California Institute of Technology, 4.70%, 11/1/11 (1)	110	98

Catholic Health Initiatives, 1.60%, 11/1/17	85	83

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Commercial Services – 0.1% – continued

Equifax, Inc., 3.30%, 12/15/22	$365	$342

George Washington University (The), 3.49%, 9/15/22	50	49

Johns Hopkins University, 4.08%, 7/1/53	100	90

Leidos Holdings, Inc., 5.95%, 12/1/40	200	197

Massachusetts Institute of Technology, 5.60%, 7/1/11 (1)	190	223

McGraw Hill Financial, Inc., 5.90%, 11/15/17	75	81

Moody’s Corp., 4.88%, 2/15/24	250	251

Princeton University, 4.95%, 3/1/19	100	115

Trustees of Dartmouth College, 4.75%, 6/1/19	170	193

University of Pennsylvania, 4.67%, 9/1/12 (2)	100	89

Vanderbilt University, 5.25%, 4/1/19	100	115

Western Union (The) Co., 5.93%, 10/1/16	355	395
6.20%, 11/17/36	50	49
6.20%, 6/21/40	70	68
		2,665

Computers – 0.3%

Apple, Inc., 0.45%, 5/3/16	360	357
2.40%, 5/3/23	500	453
3.85%, 5/4/43	230	193

Computer Sciences Corp., 2.50%, 9/15/15	65	66

EMC Corp., 1.88%, 6/1/18	375	374

Hewlett-Packard Co., 2.13%, 9/13/15	450	456
2.65%, 6/1/16	250	256
2.60%, 9/15/17	250	252
4.38%, 9/15/21	540	524
6.00%, 9/15/41	500	461

International Business Machines Corp., 0.75%, 5/11/15	100	100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Computers – 0.3% – continued
1.95%, 7/22/16	$500	$515
1.25%, 2/6/17	250	251
5.70%, 9/14/17	1,450	1,679
1.25%, 2/8/18	115	113
8.38%, 11/1/19	50	67
1.63%, 5/15/20	300	282
2.90%, 11/1/21	200	196
1.88%, 8/1/22	200	178
3.38%, 8/1/23	250	247
6.50%, 1/15/28	100	125
5.60%, 11/30/39	275	312

NetApp, Inc., 3.25%, 12/15/22	150	138
		7,595

Cosmetics/Personal Care – 0.1%

Colgate-Palmolive Co., 1.30%, 1/15/17	250	252
0.90%, 5/1/18	250	242
2.30%, 5/3/22	165	155
1.95%, 2/1/23	250	225

Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	50	46
6.00%, 5/15/37	100	111

Procter & Gamble (The) Co., 4.85%, 12/15/15	1,208	1,320
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	227
2.30%, 2/6/22	215	205
3.10%, 8/15/23	250	247
5.80%, 8/15/34	100	119
5.55%, 3/5/37	50	58
		3,258

Distribution/Wholesale – 0.0%

Arrow Electronics, Inc., 3.00%, 3/1/18	85	86

Diversified Financial Services – 1.8%

American Express Co., 6.15%, 8/28/17	800	933
7.00%, 3/19/18	300	361
2.65%, 12/2/22	632	580
8.15%, 3/19/38	170	238

American Express Credit Corp., 1.75%, 6/12/15	350	356

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Diversified Financial Services – 1.8% – continued
1.30%, 7/29/16	$145	$146
2.80%, 9/19/16	1,250	1,308
2.38%, 3/24/17	250	258

Ameriprise Financial, Inc., 7.30%, 6/28/19	75	94
5.30%, 3/15/20	95	108
4.00%, 10/15/23	250	253

Bear Stearns (The) Cos. LLC, 5.30%, 10/30/15	850	920
5.55%, 1/22/17	50	55
6.40%, 10/2/17	150	175
7.25%, 2/1/18	535	641

BlackRock, Inc., 3.50%, 12/10/14	275	285
1.38%, 6/1/15	170	172
5.00%, 12/10/19	130	147
4.25%, 5/24/21	150	160
3.38%, 6/1/22	250	249

Boeing Capital Corp., 2.13%, 8/15/16	275	284

Caterpillar Financial Services Corp., 4.75%, 2/17/15	275	291
1.10%, 5/29/15	40	40
2.65%, 4/1/16	150	156
2.05%, 8/1/16	150	154
1.75%, 3/24/17	100	100
5.85%, 9/1/17	592	683
1.30%, 3/1/18	40	39
5.45%, 4/15/18	300	345

Charles Schwab (The) Corp., 0.85%, 12/4/15	90	90
2.20%, 7/25/18	35	35
4.45%, 7/22/20	250	273

CME Group, Inc., 5.30%, 9/15/43	125	129

Credit Suisse USA, Inc., 4.88%, 1/15/15	375	396

Ford Motor Credit Co. LLC, 2.50%, 1/15/16	500	510
4.21%, 4/15/16	1,000	1,060
4.25%, 2/3/17	1,500	1,603
3.00%, 6/12/17	640	658
2.88%, 10/1/18	200	200

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Diversified Financial Services – 1.8% – continued
5.88%, 8/2/21	$500	$556
4.25%, 9/20/22	300	300

General Electric Capital Corp., 3.75%, 11/14/14	750	778
4.88%, 3/4/15	350	370
1.63%, 7/2/15	150	152
5.00%, 1/8/16	100	109
2.95%, 5/9/16	200	209
2.90%, 1/9/17	750	785
2.30%, 4/27/17	250	256
5.63%, 9/15/17	1,175	1,339
1.60%, 11/20/17	135	134
1.63%, 4/2/18	250	246
5.63%, 5/1/18	2,575	2,955
2.10%, 12/11/19	125	123
5.50%, 1/8/20	200	227
4.63%, 1/7/21	1,400	1,502
4.65%, 10/17/21	1,750	1,865
3.15%, 9/7/22	750	709
3.10%, 1/9/23	500	468
6.75%, 3/15/32	150	179
6.15%, 8/7/37	150	170
5.88%, 1/14/38	600	662
6.88%, 1/10/39	550	674
6.38%, 11/15/67	250	267

HSBC Finance Corp., 5.50%, 1/19/16	650	711
6.68%, 1/15/21	500	571

Jefferies Group LLC, 8.50%, 7/15/19	50	61
5.13%, 1/20/23	315	317

John Deere Capital Corp., 2.95%, 3/9/15	350	362
0.88%, 4/17/15	150	151
0.95%, 6/29/15	150	151
0.75%, 1/22/16	25	25
2.25%, 6/7/16	250	259
1.85%, 9/15/16	200	205
2.00%, 1/13/17	115	118
1.40%, 3/15/17	250	249
1.20%, 10/10/17	250	246
1.30%, 3/12/18	250	245
5.75%, 9/10/18	200	234

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Diversified Financial Services – 1.8% – continued
1.70%, 1/15/20	$150	$142
3.15%, 10/15/21	250	249
2.80%, 1/27/23	150	142

Merrill Lynch & Co., Inc., 6.05%, 5/16/16	600	661
6.40%, 8/28/17	200	230
6.88%, 4/25/18	505	595
6.88%, 11/15/18	275	327
6.11%, 1/29/37	150	154
7.75%, 5/14/38	275	340

National Rural Utilities Cooperative Finance Corp., 1.90%, 11/1/15	250	257
5.45%, 4/10/17	300	339
3.05%, 2/15/22	35	34
8.00%, 3/1/32	50	68

PACCAR Financial Corp., 0.70%, 11/16/15	130	130
0.80%, 2/8/16	70	70
1.15%, 8/16/16	65	65
1.60%, 3/15/17	90	90

Private Export Funding Corp., 1.45%, 8/15/19	2,000	1,913

Toyota Motor Credit Corp., 1.25%, 11/17/14	150	152
1.00%, 2/17/15	500	504
0.88%, 7/17/15	150	151
2.80%, 1/11/16	300	314
2.00%, 9/15/16	165	170
2.05%, 1/12/17	750	767
1.75%, 5/22/17	150	151
1.25%, 10/5/17	250	246
1.38%, 1/10/18	500	494
4.50%, 6/17/20	300	328
		42,508

Electric – 1.6%

Alabama Power Co., 0.55%, 10/15/15	60	60
6.13%, 5/15/38	50	59
5.50%, 3/15/41	150	167
4.10%, 1/15/42	75	68
3.85%, 12/1/42	60	52

Ameren Illinois Co., 2.70%, 9/1/22	250	238

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Electric – 1.6% – continued

American Electric Power Co., Inc., 1.65%, 12/15/17	$40	$39

Appalachian Power Co., 4.60%, 3/30/21	250	268
7.00%, 4/1/38	75	90

Arizona Public Service Co., 4.50%, 4/1/42	230	219

Baltimore Gas & Electric Co., 5.90%, 10/1/16	50	57
3.50%, 11/15/21	275	278

CenterPoint Energy Houston Electric LLC, 2.25%, 8/1/22	105	97

Cleveland Electric Illuminating (The) Co., 5.70%, 4/1/17	130	143

CMS Energy Corp., 6.25%, 2/1/20	200	230
4.70%, 3/31/43	40	37

Commonwealth Edison Co., 5.95%, 8/15/16	125	141
1.95%, 9/1/16	100	102
6.15%, 9/15/17	225	263
5.80%, 3/15/18	300	350
4.00%, 8/1/20	410	437
6.45%, 1/15/38	200	247
3.80%, 10/1/42	90	78
4.60%, 8/15/43	100	98

Connecticut Light & Power (The) Co., 2.50%, 1/15/23	420	391

Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	250	275
5.30%, 3/1/35	150	164
5.85%, 3/15/36	100	116
6.20%, 6/15/36	200	238
6.75%, 4/1/38	100	128
5.50%, 12/1/39	85	95
5.70%, 6/15/40	100	115

Constellation Energy Group, Inc., 4.55%, 6/15/15	100	106
7.60%, 4/1/32	100	119

Consumers Energy Co., 5.50%, 8/15/16	125	140
6.13%, 3/15/19	200	239
2.85%, 5/15/22	545	530

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Electric – 1.6% – continued

Delmarva Power & Light Co., 4.00%, 6/1/42	$200	$182

Dominion Resources, Inc., 5.15%, 7/15/15	50	54
1.95%, 8/15/16	200	204
1.40%, 9/15/17	150	148
6.00%, 11/30/17	100	115
6.40%, 6/15/18	20	24
5.25%, 8/1/33	250	270
5.95%, 6/15/35	250	279
7.00%, 6/15/38	20	25
4.90%, 8/1/41	35	35
4.05%, 9/15/42	100	86

DTE Electric Co., 5.60%, 6/15/18	125	145
5.70%, 10/1/37	50	57
3.95%, 6/15/42	100	90

DTE Energy Co., 6.38%, 4/15/33	50	58

Duke Energy Carolinas LLC, 5.30%, 10/1/15	100	109
1.75%, 12/15/16	70	72
5.25%, 1/15/18	200	229
5.10%, 4/15/18	65	74
3.90%, 6/15/21	50	53
6.45%, 10/15/32	106	127
6.10%, 6/1/37	150	173
6.00%, 1/15/38	35	41
6.05%, 4/15/38	175	207
5.30%, 2/15/40	400	438

Duke Energy Corp., 1.63%, 8/15/17	100	100
6.25%, 6/15/18	100	118

Duke Energy Florida, Inc., 0.65%, 11/15/15	100	100
5.80%, 9/15/17	50	58
5.65%, 6/15/18	225	262
3.10%, 8/15/21	25	25
6.35%, 9/15/37	50	61
6.40%, 6/15/38	285	347

Duke Energy Indiana, Inc., 6.45%, 4/1/39	250	308
4.20%, 3/15/42	100	93

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Electric – 1.6% – continued

Duke Energy Ohio, Inc., 3.80%, 9/1/23	$130	$133

Duke Energy Progress, Inc., 5.30%, 1/15/19	150	173
3.00%, 9/15/21	150	149
2.80%, 5/15/22	100	96
4.10%, 3/15/43	200	182

Entergy Corp., 4.70%, 1/15/17	125	134

Entergy Louisiana LLC, 1.88%, 12/15/14	85	86
6.50%, 9/1/18	100	119
5.40%, 11/1/24	150	171

Entergy Texas, Inc., 7.13%, 2/1/19	250	296

Exelon Corp., 5.63%, 6/15/35	75	75

Exelon Generation Co. LLC, 5.20%, 10/1/19	225	246
4.25%, 6/15/22	250	246

Florida Power & Light Co., 5.55%, 11/1/17	225	260
5.65%, 2/1/37	350	398
5.95%, 2/1/38	150	180
5.69%, 3/1/40	400	466
4.13%, 2/1/42	250	234
4.05%, 6/1/42	100	92

Georgia Power Co., 0.75%, 8/10/15	100	100
0.63%, 11/15/15	65	65
4.25%, 12/1/19	500	549
2.85%, 5/15/22	100	95
4.30%, 3/15/42	60	54
4.30%, 3/15/43	100	90

Kansas City Power & Light Co., 3.15%, 3/15/23	500	473
5.30%, 10/1/41	50	50

MidAmerican Energy Co., 5.30%, 3/15/18	500	573
4.80%, 9/15/43	100	102

MidAmerican Energy Holdings Co., 6.13%, 4/1/36	600	671
6.50%, 9/15/37	200	236

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Electric – 1.6% – continued

Midamerican Funding LLC, 6.93%, 3/1/29	$50	$61

Mississippi Power Co., 4.25%, 3/15/42	100	88

National Fuel Gas Co., 4.90%, 12/1/21	150	158
3.75%, 3/1/23	250	240

Nevada Power Co., 6.65%, 4/1/36	100	124
5.45%, 5/15/41	35	38

NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	50	50
6.65%, 6/15/67	25	25

Nisource Finance Corp., 5.25%, 9/15/17	450	501
5.45%, 9/15/20	200	220
4.45%, 12/1/21	165	170
5.95%, 6/15/41	100	106
5.25%, 2/15/43	100	96
4.80%, 2/15/44	80	72

Northeast Utilities, 1.45%, 5/1/18	90	88

Northern States Power Co., 5.25%, 3/1/18	125	143
6.25%, 6/1/36	100	123
5.35%, 11/1/39	65	73

NSTAR Electric Co., 2.38%, 10/15/22	100	92

Oglethorpe Power Corp., 5.38%, 11/1/40	150	154
4.20%, 12/1/42	100	87

Ohio Power Co., 6.60%, 2/15/33	100	117

Oncor Electric Delivery Co. LLC, 6.80%, 9/1/18	225	270
4.10%, 6/1/22	250	258
7.25%, 1/15/33	200	254
7.50%, 9/1/38	145	190

Pacific Gas & Electric Co., 5.63%, 11/30/17	660	758
4.25%, 5/15/21	150	158
3.25%, 9/15/21	45	44
2.45%, 8/15/22	100	90
6.05%, 3/1/34	550	612

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Electric – 1.6% – continued
5.80%, 3/1/37	$100	$108
5.40%, 1/15/40	160	165
3.75%, 8/15/42	50	41
4.60%, 6/15/43	125	117

PacifiCorp, 2.95%, 2/1/22	100	98
5.25%, 6/15/35	50	54
6.10%, 8/1/36	200	237
6.25%, 10/15/37	275	333
6.00%, 1/15/39	60	71

Peco Energy Co., 5.35%, 3/1/18	25	29
4.80%, 10/15/43	100	102

Pennsylvania Electric Co., 6.05%, 9/1/17	300	338

PPL Capital Funding, Inc., 4.20%, 6/15/22	50	50
3.50%, 12/1/22	35	33

PPL Electric Utilities Corp., 3.00%, 9/15/21	250	248
2.50%, 9/1/22	50	47
6.25%, 5/15/39	275	337
5.20%, 7/15/41	35	38

PPL Energy Supply LLC, 6.50%, 5/1/18	100	113

Progress Energy, Inc., 3.15%, 4/1/22	160	153
7.75%, 3/1/31	50	64
6.00%, 12/1/39	450	502

PSEG Power LLC, 5.50%, 12/1/15	175	191
2.75%, 9/15/16	35	36

Public Service Co. of Colorado, 3.20%, 11/15/20	1,000	1,021
2.25%, 9/15/22	100	92
2.50%, 3/15/23	150	139

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	53
6.63%, 11/15/37	125	148

Public Service Electric & Gas Co., 5.30%, 5/1/18	575	658
2.30%, 9/15/18	165	168
5.38%, 11/1/39	250	280

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Electric – 1.6% – continued
3.95%, 5/1/42	$50	$45
3.65%, 9/1/42	30	26

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	28
6.27%, 3/15/37	75	91
5.80%, 3/15/40	250	288
5.64%, 4/15/41	80	91

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	65
3.60%, 9/1/23	200	204
6.13%, 9/15/37	50	62
4.50%, 8/15/40	150	150
3.95%, 11/15/41	100	92
4.30%, 4/1/42	150	146

SCANA Corp., 4.75%, 5/15/21	75	76
4.13%, 2/1/22	135	132

Sierra Pacific Power Co., 6.00%, 5/15/16	250	282
3.38%, 8/15/23	160	158

South Carolina Electric & Gas Co., 5.25%, 11/1/18	116	133
6.05%, 1/15/38	265	309
4.35%, 2/1/42	115	107

Southern (The) Co., 2.38%, 9/15/15	250	257
1.95%, 9/1/16	200	204
2.45%, 9/1/18	35	35

Southern California Edison Co., 5.50%, 8/15/18	100	116
3.88%, 6/1/21	150	159
6.65%, 4/1/29	300	365
6.00%, 1/15/34	100	119
5.55%, 1/15/37	275	308
5.95%, 2/1/38	100	117
6.05%, 3/15/39	50	60
5.50%, 3/15/40	150	169
3.90%, 3/15/43	150	133

Southern Power Co., 4.88%, 7/15/15	150	160
5.25%, 7/15/43	60	60

Southwestern Electric Power Co., 5.88%, 3/1/18	400	454

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Electric – 1.6% – continued
3.55%, 2/15/22	$150	$146
6.20%, 3/15/40	200	222

Southwestern Public Service Co., 6.00%, 10/1/36	100	113

System Energy Resources, Inc., 4.10%, 4/1/23	160	159

Tampa Electric Co., 2.60%, 9/15/22	220	207
4.10%, 6/15/42	50	45

Union Electric Co., 6.40%, 6/15/17	400	466
3.90%, 9/15/42	50	44

Virginia Electric and Power Co., 1.20%, 1/15/18	75	73
5.40%, 4/30/18	425	489
2.95%, 1/15/22	95	93
6.00%, 1/15/36	50	59
8.88%, 11/15/38	300	465
4.65%, 8/15/43	150	149

Westar Energy, Inc., 4.13%, 3/1/42	215	198
4.10%, 4/1/43	60	55
4.63%, 9/1/43	150	150

Western Massachusetts Electric Co., 3.50%, 9/15/21	85	86

Wisconsin Electric Power Co., 5.70%, 12/1/36	150	173

Wisconsin Power & Light Co., 2.25%, 11/15/22	300	274

Xcel Energy, Inc., 4.70%, 5/15/20	100	110
6.50%, 7/1/36	100	121
		38,657

Electrical Components & Equipment – 0.0%

Emerson Electric Co., 4.75%, 10/15/15	100	108
5.38%, 10/15/17	100	115
5.25%, 10/15/18	325	371
2.63%, 2/15/23	85	81
6.00%, 8/15/32	25	29
6.13%, 4/15/39	50	60
		764

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Electronics – 0.1%

Agilent Technologies, Inc., 5.50%, 9/14/15	$700	$759
3.20%, 10/1/22	225	209
3.88%, 7/15/23	250	243

Honeywell International, Inc., 5.30%, 3/15/17	200	226
5.30%, 3/1/18	290	332
5.70%, 3/15/36	720	825
5.70%, 3/15/37	125	144

Thermo Fisher Scientific, Inc., 3.20%, 5/1/15	320	330
2.25%, 8/15/16	100	102
1.85%, 1/15/18	115	113
3.60%, 8/15/21	250	246
		3,529

Engineering & Construction – 0.0%

ABB Finance USA, Inc., 1.63%, 5/8/17	90	90

Environmental Control – 0.1%

Republic Services, Inc., 3.80%, 5/15/18	165	176
5.50%, 9/15/19	220	249
5.00%, 3/1/20	400	436
5.25%, 11/15/21	500	548
3.55%, 6/1/22	100	98

Waste Management, Inc., 2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	291
2.90%, 9/15/22	110	103
7.10%, 8/1/26	125	154
6.13%, 11/30/39	400	457
		2,548

Food – 0.5%

Campbell Soup Co., 4.25%, 4/15/21	150	157
2.50%, 8/2/22	55	50
3.80%, 8/2/42	40	32

ConAgra Foods, Inc., 1.30%, 1/25/16	130	130
7.00%, 4/15/19	300	360
3.25%, 9/15/22	55	53
3.20%, 1/25/23	150	140
7.00%, 10/1/28	100	122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Food – 0.5% – continued
4.65%, 1/25/43	$215	$195

General Mills, Inc., 5.20%, 3/17/15	500	533
0.88%, 1/29/16	25	25
3.15%, 12/15/21	500	493
5.40%, 6/15/40	70	76

Hershey (The) Co., 1.50%, 11/1/16	250	253

Ingredion, Inc., 1.80%, 9/25/17	155	153

Kellogg Co., 1.88%, 11/17/16	55	56
1.75%, 5/17/17	75	75
3.25%, 5/21/18	130	138
2.75%, 3/1/23	350	324
7.45%, 4/1/31	300	383

Kraft Foods Group, Inc., 1.63%, 6/4/15	100	102
3.50%, 6/6/22	1,130	1,116
5.00%, 6/4/42	205	203

Kroger (The) Co., 3.90%, 10/1/15	80	84
2.20%, 1/15/17	190	193
6.15%, 1/15/20	25	29
3.40%, 4/15/22	400	389
7.50%, 4/1/31	200	246
6.90%, 4/15/38	100	117

Mondelez International, Inc., 4.13%, 2/9/16	500	534
6.50%, 8/11/17	150	175
6.13%, 8/23/18	50	58
5.38%, 2/10/20	250	282
6.50%, 11/1/31	150	173
7.00%, 8/11/37	100	122
6.88%, 2/1/38	100	121
6.88%, 1/26/39	100	121
6.50%, 2/9/40	500	587

Safeway, Inc., 3.40%, 12/1/16	165	170
6.35%, 8/15/17	275	309
5.00%, 8/15/19	385	402
3.95%, 8/15/20	350	344

Sysco Corp., 2.60%, 6/12/22	95	90

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Food – 0.5% – continued
6.63%, 3/17/39	$200	$250

Tyson Foods, Inc., 4.50%, 6/15/22	300	311

Unilever Capital Corp., 0.45%, 7/30/15	500	498
4.25%, 2/10/21	250	271
5.90%, 11/15/32	125	154
		11,199

Forest Products & Paper – 0.1%

Georgia-Pacific LLC, 7.75%, 11/15/29	500	633

International Paper Co., 5.30%, 4/1/15	100	106
7.95%, 6/15/18	325	403
7.50%, 8/15/21	350	431
4.75%, 2/15/22	125	132
7.30%, 11/15/39	45	55
6.00%, 11/15/41	250	267

Westvaco Corp., 7.95%, 2/15/31	100	115
		2,142

Gas – 0.1%

AGL Capital Corp., 3.50%, 9/15/21	150	152
5.88%, 3/15/41	100	112

Atmos Energy Corp., 4.15%, 1/15/43	250	222

CenterPoint Energy, Inc., 6.50%, 5/1/18	40	47

KeySpan Corp., 5.80%, 4/1/35	175	186

Sempra Energy, 2.30%, 4/1/17	80	82
6.15%, 6/15/18	400	467
2.88%, 10/1/22	60	56
6.00%, 10/15/39	250	276

Southern California Gas Co., 5.75%, 11/15/35	150	178
3.75%, 9/15/42	75	66

Southern Union Co., 8.25%, 11/15/29	25	30
		1,874

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Hand/Machine Tools – 0.0%

Kennametal, Inc., 2.65%, 11/1/19	$100	$96

Stanley Black & Decker, Inc., 3.40%, 12/1/21	265	263
2.90%, 11/1/22	65	61
		420

Healthcare – Products – 0.3%

Baxter International, Inc., 4.63%, 3/15/15	100	106
0.95%, 6/1/16	110	110
1.85%, 1/15/17	100	102
5.38%, 6/1/18	225	259
2.40%, 8/15/22	200	185
6.25%, 12/1/37	30	36
3.65%, 8/15/42	30	25
4.50%, 6/15/43	125	123

Becton Dickinson and Co., 1.75%, 11/8/16	250	255
3.25%, 11/12/20	430	437
3.13%, 11/8/21	150	149
6.00%, 5/15/39	290	338
5.00%, 11/12/40	400	413

Boston Scientific Corp., 2.65%, 10/1/18	80	80
7.38%, 1/15/40	100	123

CareFusion Corp., 6.38%, 8/1/19	125	143
3.30%, 3/1/23 (3)(4)	130	122

CR Bard, Inc., 1.38%, 1/15/18	160	155

Life Technologies Corp., 3.50%, 1/15/16	250	260
6.00%, 3/1/20	500	563

Medtronic, Inc., 3.00%, 3/15/15	250	259
4.75%, 9/15/15	200	215
4.13%, 3/15/21	500	532
3.13%, 3/15/22	150	148
2.75%, 4/1/23	80	75
6.50%, 3/15/39	100	124
5.55%, 3/15/40	200	224
4.50%, 3/15/42	100	97

St Jude Medical, Inc., 2.50%, 1/15/16	150	154

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Healthcare – Products – 0.3% – continued

3.25%, 4/15/23	$140	$133
4.75%, 4/15/43	150	142

Stryker Corp., 2.00%, 9/30/16	125	128
4.10%, 4/1/43	50	45

Zimmer Holdings, Inc., 3.38%, 11/30/21	250	244
5.75%, 11/30/39	100	111
		6,615

Healthcare – Services – 0.3%

Aetna, Inc., 1.75%, 5/15/17	50	50
1.50%, 11/15/17	100	98
3.95%, 9/1/20	375	391
4.13%, 6/1/21	250	262
6.75%, 12/15/37	150	183
4.50%, 5/15/42	100	92

Cigna Corp., 4.50%, 3/15/21	320	342
6.15%, 11/15/36	45	52
5.38%, 2/15/42	110	115

Humana, Inc., 3.15%, 12/1/22	85	79
8.15%, 6/15/38	200	265
4.63%, 12/1/42	100	89

Memorial Sloan-Kettering Cancer Center, 4.13%, 7/1/52	100	83

Quest Diagnostics, Inc., 5.45%, 11/1/15	250	271
6.40%, 7/1/17	100	114
4.75%, 1/30/20	340	363
5.75%, 1/30/40	185	183

UnitedHealth Group, Inc., 1.88%, 11/15/16	125	128
1.40%, 10/15/17	85	84
1.63%, 3/15/19	210	202
4.70%, 2/15/21	300	328
2.88%, 3/15/22	800	760
5.80%, 3/15/36	250	276
6.63%, 11/15/37	350	428
6.88%, 2/15/38	100	126
5.70%, 10/15/40	135	150
4.38%, 3/15/42	100	92

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Healthcare - Services – 0.3% – continued

Ventas Realty L.P., 5.70%, 9/30/43	$100	$101

WellPoint, Inc., 5.25%, 1/15/16	550	601
2.38%, 2/15/17	200	203
5.88%, 6/15/17	350	398
1.88%, 1/15/18	205	203
2.30%, 7/15/18	165	165
3.13%, 5/15/22	100	95
3.30%, 1/15/23	300	283
5.85%, 1/15/36	600	646
		8,301

Home Furnishings – 0.0%

Whirlpool Corp., 4.85%, 6/15/21	100	106
4.70%, 6/1/22	250	261
3.70%, 3/1/23	100	97
		464

Household Products/Wares – 0.1%

Clorox (The) Co., 5.00%, 1/15/15	75	79
5.95%, 10/15/17	25	29
3.05%, 9/15/22	250	238

Kimberly-Clark Corp., 6.13%, 8/1/17	50	59
6.25%, 7/15/18	150	179
2.40%, 3/1/22	50	48
6.63%, 8/1/37	350	452
3.70%, 6/1/43	100	87
		1,171

Housewares – 0.0%

Newell Rubbermaid, Inc., 2.00%, 6/15/15	50	51
4.70%, 8/15/20	350	373
		424

Insurance – 0.9%

ACE INA Holdings, Inc., 5.80%, 3/15/18	300	348
5.90%, 6/15/19	355	420
6.70%, 5/15/36	50	64
4.15%, 3/13/43	100	92

Aflac, Inc., 8.50%, 5/15/19	500	646

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Insurance – 0.9% – continued
6.90%, 12/17/39	$80	$99
6.45%, 8/15/40	55	65

Alleghany Corp., 4.95%, 6/27/22	55	58

Allstate (The) Corp., 5.55%, 5/9/35	50	56
6.13%, 5/15/37	100	104
5.20%, 1/15/42	225	236
6.50%, 5/15/57	225	230

American International Group, Inc., 3.80%, 3/22/17	60	64
5.45%, 5/18/17	625	699
5.85%, 1/16/18	225	256
8.25%, 8/15/18	150	187
3.38%, 8/15/20	300	300
4.88%, 6/1/22	700	751
4.13%, 2/15/24	165	165
6.25%, 5/1/36	350	400
8.18%, 5/15/58	440	515

Assurant, Inc., 2.50%, 3/15/18	50	49

Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	575	607
1.30%, 5/15/18	65	63
5.40%, 5/15/18	300	346
5.75%, 1/15/40	255	283
4.40%, 5/15/42	100	92
4.30%, 5/15/43	125	113

Berkshire Hathaway, Inc., 3.20%, 2/11/15	500	518
0.80%, 2/11/16	40	40
1.90%, 1/31/17	125	127
4.50%, 2/11/43	300	280

Chubb (The) Corp., 5.75%, 5/15/18	325	378
6.00%, 5/11/37	50	59
6.50%, 5/15/38	85	106

CNA Financial Corp., 5.85%, 12/15/14	290	307
7.35%, 11/15/19	250	304

Genworth Holdings, Inc., 6.52%, 5/22/18	50	57
7.20%, 2/15/21	600	691

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Insurance – 0.9% – continued

Hartford Financial Services Group, Inc., 5.50%, 3/30/20	$250	$282
5.13%, 4/15/22	145	159
5.95%, 10/15/36	285	318

Infinity Property & Casualty Corp., 5.00%, 9/19/22	115	113

ING US, Inc., 2.90%, 2/15/18	50	50

Lincoln National Corp., 4.20%, 3/15/22	165	169
4.00%, 9/1/23	100	100
6.15%, 4/7/36	150	170
6.30%, 10/9/37	100	115
7.00%, 5/17/66	500	506

Loews Corp., 2.63%, 5/15/23	250	229
4.13%, 5/15/43	75	65

Markel Corp., 4.90%, 7/1/22	150	157

Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	236	257
2.55%, 10/15/18	45	45

MetLife, Inc., 5.00%, 6/15/15	825	883
6.75%, 6/1/16	170	195
3.05%, 12/15/22	200	191
4.37%, 9/15/23	150	157
6.38%, 6/15/34	150	181
5.70%, 6/15/35	700	775
6.40%, 12/15/36	150	152

Primerica, Inc., 4.75%, 7/15/22	100	105

Principal Financial Group, Inc., 1.85%, 11/15/17	65	64
6.05%, 10/15/36	60	69
4.63%, 9/15/42	40	38

Progressive (The) Corp., 3.75%, 8/23/21	330	341

Protective Life Corp., 7.38%, 10/15/19	300	363
8.45%, 10/15/39	425	535

Prudential Financial, Inc., 3.88%, 1/14/15	200	208

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Insurance – 0.9% – continued
6.00%, 12/1/17	$425	$493
7.38%, 6/15/19	500	619
5.38%, 6/21/20	175	197
5.75%, 7/15/33	50	54
6.63%, 12/1/37	200	239
8.88%, 6/15/38	50	61
5.63%, 6/15/43	200	188

Reinsurance Group of America, Inc., 6.45%, 11/15/19	500	584

Torchmark Corp., 3.80%, 9/15/22	420	415

Transatlantic Holdings, Inc., 8.00%, 11/30/39	70	86

Travelers (The) Cos., Inc., 5.50%, 12/1/15	150	165
5.80%, 5/15/18	375	438
6.25%, 6/15/37	375	457
5.35%, 11/1/40	25	27
4.60%, 8/1/43	75	74
		21,264

Internet – 0.1%

Amazon.com, Inc., 1.20%, 11/29/17	315	308

eBay, Inc., 0.70%, 7/15/15	75	75
1.63%, 10/15/15	250	255
4.00%, 7/15/42	235	199

Google, Inc., 3.63%, 5/19/21	250	262

Symantec Corp., 2.75%, 6/15/17	410	416
4.20%, 9/15/20	200	206
		1,721

Iron/Steel – 0.0%

Allegheny Technologies, Inc., 5.95%, 1/15/21	125	131

Cliffs Natural Resources, Inc., 6.25%, 10/1/40	200	167

Nucor Corp., 5.85%, 6/1/18	200	230
4.00%, 8/1/23	250	245
6.40%, 12/1/37	150	167

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Iron/Steel – 0.0% – continued
5.20%, 8/1/43	$125	$119
		1,059

Lodging – 0.1%

Hyatt Hotels Corp., 3.38%, 7/15/23	105	98

Marriott International, Inc., 3.00%, 3/1/19	250	253
3.38%, 10/15/20	125	125
3.25%, 9/15/22	50	47

Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	200	236
3.13%, 2/15/23	150	137

Wyndham Worldwide Corp., 2.95%, 3/1/17	185	190
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	98
		1,204

Machinery – Construction & Mining – 0.1%

Caterpillar, Inc., 0.95%, 6/26/15	95	96
5.70%, 8/15/16	50	56
3.90%, 5/27/21	500	523
2.60%, 6/26/22	150	141
5.20%, 5/27/41	450	479
3.80%, 8/15/42	102	87
		1,382

Machinery – Diversified – 0.0%

Cummins, Inc., 4.88%, 10/1/43	40	40

Deere & Co., 2.60%, 6/8/22	125	118
8.10%, 5/15/30	100	140

IDEX Corp., 4.20%, 12/15/21	200	202

Rockwell Automation, Inc., 6.25%, 12/1/37	150	179

Roper Industries, Inc., 1.85%, 11/15/17	160	159
2.05%, 10/1/18	120	118
		956

Media – 1.1%

CBS Corp., 4.63%, 5/15/18	25	27

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Media – 1.1% – continued
5.75%, 4/15/20	$250	$279
4.30%, 2/15/21	500	513
3.38%, 3/1/22	100	96

Comcast Corp., 5.85%, 11/15/15	450	497
4.95%, 6/15/16	250	276
6.50%, 1/15/17	1,500	1,741
5.70%, 5/15/18	400	466
4.25%, 1/15/33	250	236
6.45%, 3/15/37	520	621
6.95%, 8/15/37	450	566
6.40%, 5/15/38	600	711
6.40%, 3/1/40	175	209

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400	414
1.75%, 1/15/18	55	53
5.88%, 10/1/19	720	804
5.00%, 3/1/21	735	752
6.00%, 8/15/40	520	493

Discovery Communications LLC, 3.70%, 6/1/15	250	261
4.38%, 6/15/21	800	838
3.25%, 4/1/23	60	56
6.35%, 6/1/40	125	137
4.95%, 5/15/42	50	46
4.88%, 4/1/43	35	32

Historic TW, Inc., 6.88%, 6/15/18	250	300

NBCUniversal Media LLC, 3.65%, 4/30/15	115	121
2.88%, 4/1/16	500	524
5.15%, 4/30/20	300	340
4.38%, 4/1/21	650	700
2.88%, 1/15/23	150	143
6.40%, 4/30/40	115	136

News America, Inc., 5.30%, 12/15/14	450	475
6.90%, 3/1/19	300	361
4.50%, 2/15/21	450	478
3.00%, 9/15/22	200	187
6.40%, 12/15/35	125	138
6.65%, 11/15/37	550	625
7.85%, 3/1/39	100	126
6.90%, 8/15/39	310	360

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Media – 1.1% – continued

Scripps Networks Interactive, Inc., 2.70%, 12/15/16	$100	$104

Time Warner Cable, Inc., 5.85%, 5/1/17	1,325	1,441
6.75%, 7/1/18	450	503
8.75%, 2/14/19	300	353
5.00%, 2/1/20	365	370
7.30%, 7/1/38	350	348
6.75%, 6/15/39	130	121
5.88%, 11/15/40	200	170
5.50%, 9/1/41	140	115

Time Warner Entertainment Co. L.P., 8.38%, 3/15/23	75	87
8.38%, 7/15/33	215	234

Time Warner, Inc., 5.88%, 11/15/16	1,150	1,302
4.88%, 3/15/20	160	174
4.75%, 3/29/21	350	375
3.40%, 6/15/22	50	49
6.50%, 11/15/36	850	946
6.20%, 3/15/40	55	60
6.10%, 7/15/40	200	215
5.38%, 10/15/41	500	499

Viacom, Inc., 1.25%, 2/27/15	40	40
2.50%, 12/15/16	65	67
6.13%, 10/5/17	125	143
2.50%, 9/1/18	45	45
5.63%, 9/15/19	310	352
6.88%, 4/30/36	600	668
4.50%, 2/27/42	300	250

Walt Disney (The) Co., 0.88%, 12/1/14	500	503
1.35%, 8/16/16	150	152
1.13%, 2/15/17	250	249
1.10%, 12/1/17	25	25
5.88%, 12/15/17	300	350
5.50%, 3/15/19	400	463
3.75%, 6/1/21	300	315
3.70%, 12/1/42	130	112
		26,338

Metal Fabricate/Hardware – 0.0%

Precision Castparts Corp., 1.25%, 1/15/18	210	205

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Metal Fabricate/Hardware – 0.0% – continued
3.90%, 1/15/43	$100	$88
		293

Mining – 0.2%

Alcoa, Inc., 5.55%, 2/1/17	475	510
6.75%, 7/15/18	80	88
5.40%, 4/15/21	75	74
5.90%, 2/1/27	75	72
5.95%, 2/1/37	600	533

Barrick North America Finance LLC, 6.80%, 9/15/18	175	200
4.40%, 5/30/21	500	464
7.50%, 9/15/38	100	98

Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18 (3)(4)	245	237
3.55%, 3/1/22	250	230
5.45%, 3/15/43 (3)(4)	145	130

Newmont Mining Corp., 5.13%, 10/1/19	315	331
3.50%, 3/15/22	250	219
5.88%, 4/1/35	100	90
4.88%, 3/15/42	150	114

Southern Copper Corp., 7.50%, 7/27/35	300	315
6.75%, 4/16/40	90	88
		3,793

Miscellaneous Manufacturing – 0.2%

3M Co., 1.00%, 6/26/17	150	147
5.70%, 3/15/37	350	408

Danaher Corp., 5.63%, 1/15/18	200	230
3.90%, 6/23/21	250	266

Dover Corp., 4.30%, 3/1/21	60	64

Eaton Corp., 1.50%, 11/2/17 (3)(4)	215	212
2.75%, 11/2/22 (3)(4)	1,000	932

General Electric Co., 0.85%, 10/9/15	210	210
5.25%, 12/6/17	750	854
2.70%, 10/9/22	1,080	1,019

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Miscellaneous Manufacturing – 0.2% – continued

Illinois Tool Works, Inc., 3.38%, 9/15/21	$250	$254
3.90%, 9/1/42	200	173

Textron, Inc., 5.60%, 12/1/17	125	138
		4,907

Office/Business Equipment – 0.1%

Xerox Corp., 6.75%, 2/1/17	500	572
2.95%, 3/15/17	80	82
6.35%, 5/15/18	700	804
5.63%, 12/15/19	120	133
4.50%, 5/15/21	30	31
6.75%, 12/15/39	60	66
		1,688

Oil & Gas – 0.8%

Anadarko Petroleum Corp., 6.95%, 6/15/19	500	603

Apache Corp., 5.63%, 1/15/17	250	282
3.63%, 2/1/21	200	205
2.63%, 1/15/23	200	183
6.00%, 1/15/37	505	557
5.10%, 9/1/40	250	247
4.75%, 4/15/43	125	118

Chevron Corp., 0.89%, 6/24/16	120	121
1.10%, 12/5/17	200	197
4.95%, 3/3/19	300	344
2.43%, 6/24/20	625	618

ConocoPhillips, 4.60%, 1/15/15	420	441
6.65%, 7/15/18	100	121
5.75%, 2/1/19	1,150	1,341
5.90%, 10/15/32	250	290
5.90%, 5/15/38	100	117

ConocoPhillips Co., 1.05%, 12/15/17	250	243

ConocoPhillips Holding Co., 6.95%, 4/15/29	585	739

Devon Energy Corp., 2.40%, 7/15/16	80	82

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Oil & Gas – 0.8% – continued
6.30%, 1/15/19	$600	$701
4.00%, 7/15/21	200	204
3.25%, 5/15/22	235	225
7.95%, 4/15/32	100	130

Devon Financing Corp. LLC, 7.88%, 9/30/31	310	399

EOG Resources, Inc., 2.95%, 6/1/15	250	260
5.63%, 6/1/19	215	251
4.10%, 2/1/21	500	529

EQT Corp., 8.13%, 6/1/19	325	394

Hess Corp., 7.88%, 10/1/29	620	778
7.13%, 3/15/33	75	89

Kerr-McGee Corp., 7.88%, 9/15/31	115	145

Marathon Oil Corp., 6.00%, 10/1/17	485	557
5.90%, 3/15/18	150	173
6.80%, 3/15/32	280	331

Marathon Petroleum Corp., 3.50%, 3/1/16	200	210
5.13%, 3/1/21	75	81
6.50%, 3/1/41	260	283

Murphy Oil Corp., 4.00%, 6/1/22	100	96
7.05%, 5/1/29	300	325

Nabors Industries, Inc., 2.35%, 9/15/16 (3)(4)	35	35
5.00%, 9/15/20	250	261
4.63%, 9/15/21	300	302

Noble Energy, Inc., 4.15%, 12/15/21	250	260

Occidental Petroleum Corp., 1.75%, 2/15/17	250	252
1.50%, 2/15/18	50	49
4.10%, 2/1/21	750	785
3.13%, 2/15/22	100	97

Pemex Project Funding Master Trust, 5.75%, 3/1/18	190	210
6.63%, 6/15/35	200	211

Phillips 66, 2.95%, 5/1/17	150	155

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Oil & Gas – 0.8% – continued

Pioneer Natural Resources Co., 6.65%, 3/15/17	$150	$173
6.88%, 5/1/18	100	118
3.95%, 7/15/22	85	85
7.20%, 1/15/28	100	120

Pride International, Inc., 6.88%, 8/15/20	1,000	1,192

Rowan Cos., Inc., 5.00%, 9/1/17	200	217
4.88%, 6/1/22	100	103
5.40%, 12/1/42	75	68

Southwestern Energy Co., 4.10%, 3/15/22	100	100

Valero Energy Corp., 4.50%, 2/1/15	230	241
9.38%, 3/15/19	100	130
7.50%, 4/15/32	765	893
10.50%, 3/15/39	325	478
		19,545

Oil & Gas Services – 0.2%

Baker Hughes, Inc., 7.50%, 11/15/18	1,000	1,255
3.20%, 8/15/21	100	101
5.13%, 9/15/40	375	400

Cameron International Corp., 1.60%, 4/30/15	150	151
4.50%, 6/1/21	125	134

Halliburton Co., 5.90%, 9/15/18	350	412
3.25%, 11/15/21	595	596
6.70%, 9/15/38	75	93
7.45%, 9/15/39	350	468
4.75%, 8/1/43	380	376

Weatherford International, Inc., 6.35%, 6/15/17	100	112
		4,098

Packaging & Containers – 0.0%

Sonoco Products Co., 4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	157
		183

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Pharmaceuticals – 0.8%

AbbVie, Inc., 1.20%, 11/6/15	$500	$502
1.75%, 11/6/17	265	263
2.90%, 11/6/22	1,000	935
4.40%, 11/6/42	415	376

Allergan, Inc., 1.35%, 3/15/18	100	98

Bristol-Myers Squibb Co., 5.45%, 5/1/18	190	221
2.00%, 8/1/22	600	540
5.88%, 11/15/36	23	27
6.13%, 5/1/38	5	6

Cardinal Health, Inc., 5.80%, 10/15/16	100	113
1.90%, 6/15/17	65	65
1.70%, 3/15/18	25	24
3.20%, 6/15/22	150	143
4.60%, 3/15/43	35	32

Eli Lilly & Co., 5.20%, 3/15/17	525	590
5.55%, 3/15/37	250	279

Express Scripts Holding Co., 3.13%, 5/15/16	100	105
2.65%, 2/15/17	725	747
7.25%, 6/15/19	440	538
4.75%, 11/15/21	500	535

GlaxoSmithKline Capital, Inc., 0.70%, 3/18/16	300	300
5.65%, 5/15/18	800	931
5.38%, 4/15/34	150	166
6.38%, 5/15/38	380	474
4.20%, 3/18/43	20	19

Johnson & Johnson, 5.55%, 8/15/17	350	405
5.15%, 7/15/18	200	232
3.55%, 5/15/21	250	262
6.95%, 9/1/29	100	135
5.95%, 8/15/37	100	122
4.85%, 5/15/41	400	428

McKesson Corp., 5.70%, 3/1/17	275	312
1.40%, 3/15/18	80	78
2.70%, 12/15/22	120	112
6.00%, 3/1/41	250	290

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Pharmaceuticals – 0.8% – continued

Mead Johnson Nutrition Co., 4.90%, 11/1/19	$250	$277
5.90%, 11/1/39	50	55

Medco Health Solutions, Inc., 7.13%, 3/15/18	300	362

Merck & Co., Inc., 6.00%, 9/15/17	350	407
2.80%, 5/18/23	300	284
3.60%, 9/15/42	25	21
4.15%, 5/18/43	60	56

Merck Sharp & Dohme Corp., 4.75%, 3/1/15	375	397
5.00%, 6/30/19	725	827
5.75%, 11/15/36	50	57
5.85%, 6/30/39	575	683

Mylan, Inc., 1.80%, 6/24/16 (3)	95	95

Novartis Capital Corp., 4.40%, 4/24/20	185	203
2.40%, 9/21/22	40	37

Pfizer, Inc., 5.35%, 3/15/15	335	358
6.20%, 3/15/19	1,000	1,204
7.20%, 3/15/39	700	949

Pharmacia Corp., 6.60%, 12/1/28	125	157

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/36	45	52

Wyeth LLC, 5.50%, 2/15/16	425	472
5.95%, 4/1/37	225	263

Zoetis, Inc., 1.88%, 2/1/18 (3)(4)	40	40
3.25%, 2/1/23 (3)(4)	500	476
4.70%, 2/1/43 (3)(4)	40	37
		18,174

Pipelines – 0.6%

Buckeye Partners L.P., 6.05%, 1/15/18	85	96

CenterPoint Energy Resources Corp., 6.00%, 5/15/18	85	98
6.63%, 11/1/37	50	62
5.85%, 1/15/41	50	58

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Pipelines – 0.6% – continued

DCP Midstream Operating L.P., 2.50%, 12/1/17	$50	$50
3.88%, 3/15/23	50	46

El Paso Natural Gas Co. LLC, 5.95%, 4/15/17	350	394
8.38%, 6/15/32	100	130

El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	155	135

Enbridge Energy Partners L.P., 5.20%, 3/15/20	95	103
4.20%, 9/15/21	250	253
7.50%, 4/15/38	50	59

Energy Transfer Partners L.P., 6.13%, 2/15/17	350	396
9.00%, 4/15/19	187	236
4.15%, 10/1/20	150	154
7.50%, 7/1/38	200	231
6.50%, 2/1/42	650	686
5.15%, 2/1/43	150	134
5.95%, 10/1/43	100	99

Enterprise Products Operating LLC, 5.60%, 10/15/14	250	263
3.20%, 2/1/16	200	210
6.30%, 9/15/17	335	388
5.25%, 1/31/20	300	333
4.05%, 2/15/22	1,000	1,016
6.88%, 3/1/33	50	59
7.55%, 4/15/38	200	255
4.85%, 8/15/42	315	295
4.45%, 2/15/43	40	35

Kinder Morgan Energy Partners L.P., 5.13%, 11/15/14	250	262
5.95%, 2/15/18	495	567
6.85%, 2/15/20	70	83
5.80%, 3/1/21	300	337
4.15%, 3/1/22	175	176
3.50%, 9/1/23	25	23
7.40%, 3/15/31	350	412
7.30%, 8/15/33	100	117
6.95%, 1/15/38	150	169
6.55%, 9/15/40	100	109
6.38%, 3/1/41	135	146
5.63%, 9/1/41	100	100
5.00%, 3/1/43	335	303

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Pipelines – 0.6% – continued

Magellan Midstream Partners L.P., 4.25%, 2/1/21	$200	$210

ONEOK Partners L.P., 3.25%, 2/1/16	135	141
6.15%, 10/1/16	200	226
2.00%, 10/1/17	75	74
3.20%, 9/15/18	85	87
8.63%, 3/1/19	350	441
6.20%, 9/15/43	100	103

ONEOK, Inc., 5.20%, 6/15/15	200	212
4.25%, 2/1/22	250	234

Panhandle Eastern Pipe Line Co. L.P., 6.20%, 11/1/17	100	115

Plains All American Pipeline L.P./PAA Finance Corp., 6.13%, 1/15/17	200	227
6.50%, 5/1/18	300	354
5.75%, 1/15/20	200	227
5.00%, 2/1/21	100	109
3.85%, 10/15/23	250	246
5.15%, 6/1/42	150	150
4.30%, 1/31/43	100	88

Spectra Energy Capital LLC, 6.20%, 4/15/18	350	402
3.30%, 3/15/23	200	179
7.50%, 9/15/38	50	60

Spectra Energy Partners L.P., 2.95%, 9/25/18	55	56
5.95%, 9/25/43	100	105

Sunoco Logistics Partners Operations L.P., 4.65%, 2/15/22	165	170

Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	50	61

Transcontinental Gas Pipe Line Co. LLC, 5.40%, 8/15/41	130	133

Williams (The) Cos., Inc., 7.50%, 1/15/31	200	221
8.75%, 3/15/32	192	234

Williams Partners L.P., 5.25%, 3/15/20	180	194
4.13%, 11/15/20	300	304
3.35%, 8/15/22	250	231
6.30%, 4/15/40	130	137

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Pipelines – 0.6% – continued

Williams Partners L.P./Williams Partners Finance Corp., 7.25%, 2/1/17	$100	$116
		14,925

Real Estate – 0.0%

Regency Centers L.P., 5.88%, 6/15/17	25	28

Real Estate Investment Trusts – 0.6%

Alexandria Real Estate Equities, Inc., 4.60%, 4/1/22	100	101

American Tower Corp., 4.70%, 3/15/22	305	296

AvalonBay Communities, Inc., 6.10%, 3/15/20	150	173
3.63%, 10/1/20	75	76
2.95%, 9/15/22	50	46

BioMed Realty L.P., 3.85%, 4/15/16	100	105

Boston Properties L.P., 5.63%, 4/15/15	100	107
5.88%, 10/15/19	500	576
3.85%, 2/1/23	150	146
3.13%, 9/1/23	35	32

Brandywine Operating Partnership L.P., 5.70%, 5/1/17	150	165

BRE Properties, Inc., 5.20%, 3/15/21	200	216

Camden Property Trust, 2.95%, 12/15/22	150	137

CommonWealth REIT, 6.25%, 6/15/17	75	80

DDR Corp., 4.63%, 7/15/22	100	102

Digital Realty Trust L.P., 3.63%, 10/1/22	250	232

Duke Realty L.P., 5.95%, 2/15/17	1,000	1,115
4.38%, 6/15/22	100	99

EPR Properties, 7.75%, 7/15/20	50	57
5.75%, 8/15/22	100	101

Equity One, Inc., 3.75%, 11/15/22	100	94

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Real Estate Investment Trusts – 0.6% – continued

ERP Operating L.P., 4.75%, 7/15/20	$335	$362
4.63%, 12/15/21	185	195

Federal Realty Investment Trust, 3.00%, 8/1/22	25	23

HCP, Inc., 6.00%, 1/30/17	150	169
3.75%, 2/1/19	100	104
2.63%, 2/1/20	50	47
5.38%, 2/1/21	960	1,045
3.15%, 8/1/22	100	92

Health Care REIT, Inc., 3.63%, 3/15/16	500	524
2.25%, 3/15/18	25	25
4.13%, 4/1/19	150	158
5.13%, 3/15/43	150	134

Healthcare Realty Trust, Inc., 5.75%, 1/15/21	200	217

Highwoods Realty L.P., 3.63%, 1/15/23	100	93

Hospitality Properties Trust, 5.63%, 3/15/17	500	544
6.70%, 1/15/18	75	84
5.00%, 8/15/22	300	300

Kimco Realty Corp., 6.88%, 10/1/19	200	241

Liberty Property L.P., 5.13%, 3/2/15	100	105
6.63%, 10/1/17	50	57
4.13%, 6/15/22	250	248
4.40%, 2/15/24	80	80

Mack-Cali Realty L.P., 4.50%, 4/18/22	100	99

National Retail Properties, Inc., 3.80%, 10/15/22	100	95
3.30%, 4/15/23	100	91

ProLogis L.P., 4.50%, 8/15/17	85	92
6.63%, 5/15/18	350	409
6.88%, 3/15/20	37	44

Realty Income Corp., 2.00%, 1/31/18	250	244
4.65%, 8/1/23	85	86

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Real Estate Investment Trusts – 0.6% – continued

Simon Property Group L.P., 4.20%, 2/1/15	$85	$88
5.10%, 6/15/15	250	268
5.25%, 12/1/16	400	446
2.15%, 9/15/17	225	228
6.13%, 5/30/18	870	1,020
4.38%, 3/1/21	250	266
2.75%, 2/1/23	100	92

UDR, Inc., 4.63%, 1/10/22	165	171

Ventas Realty L.P./Ventas Capital Corp., 2.00%, 2/15/18	250	245
4.00%, 4/30/19	200	210
4.75%, 6/1/21	50	53
4.25%, 3/1/22	85	86

Vornado Realty L.P., 5.00%, 1/15/22	250	262

Weyerhaeuser Co., 4.63%, 9/15/23	185	189
		13,687

Retail – 0.8%

AutoZone, Inc., 4.00%, 11/15/20	250	256
3.70%, 4/15/22	55	54
3.13%, 7/15/23	135	125

Costco Wholesale Corp., 5.50%, 3/15/17	250	285
1.13%, 12/15/17	400	393

CVS Caremark Corp., 5.75%, 6/1/17	341	390
4.75%, 5/18/20	250	277
4.13%, 5/15/21	100	105
2.75%, 12/1/22	350	323
6.25%, 6/1/27	250	297
6.13%, 9/15/39	175	200

Darden Restaurants, Inc., 3.35%, 11/1/22	160	145

Home Depot (The), Inc., 5.40%, 3/1/16	800	887
2.25%, 9/10/18	65	66
4.40%, 4/1/21	250	274
2.70%, 4/1/23	125	117
5.88%, 12/16/36	350	400

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Retail – 0.8% – continued
5.95%, 4/1/41	$250	$293
4.88%, 2/15/44	100	101

Kohl’s Corp., 4.00%, 11/1/21	85	85
3.25%, 2/1/23	100	92
4.75%, 12/15/23	250	258
6.00%, 1/15/33	100	100
6.88%, 12/15/37	150	167

Lowe’s Cos., Inc., 5.00%, 10/15/15	325	353
1.63%, 4/15/17	50	50
4.63%, 4/15/20	100	111
3.12%, 4/15/22	500	487
3.88%, 9/15/23	150	152
5.80%, 10/15/36	100	110
5.80%, 4/15/40	350	387
4.65%, 4/15/42	50	48
5.00%, 9/15/43	50	50

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	213	240
3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	135
6.90%, 4/1/29	305	349
6.90%, 1/15/32	250	283
5.13%, 1/15/42	40	38

McDonald’s Corp., 5.80%, 10/15/17	750	873
5.35%, 3/1/18	100	115
3.63%, 5/20/21	100	104
6.30%, 10/15/37	75	93
3.70%, 2/15/42	100	87

Nordstrom, Inc., 6.25%, 1/15/18	325	378
4.00%, 10/15/21	150	157
7.00%, 1/15/38	50	64

Staples, Inc., 2.75%, 1/12/18	125	126

Starbucks Corp., 3.85%, 10/1/23	200	203

Target Corp., 5.38%, 5/1/17	575	655
3.88%, 7/15/20	195	209
2.90%, 1/15/22	1,015	991

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Retail – 0.8% – continued
6.50%, 10/15/37	$125	$154
7.00%, 1/15/38	325	419

TJX Cos., Inc., 2.50%, 5/15/23	205	190

Walgreen Co., 5.25%, 1/15/19	525	592

Wal-Mart Stores, Inc., 2.88%, 4/1/15	225	234
1.13%, 4/11/18	350	342
3.63%, 7/8/20	200	212
4.25%, 4/15/21	1,600	1,738
5.88%, 4/5/27	250	302
5.25%, 9/1/35	175	188
6.50%, 8/15/37	250	310
6.20%, 4/15/38	275	330
5.63%, 4/1/40	155	174
4.88%, 7/8/40	90	91
5.00%, 10/25/40	350	361
5.63%, 4/15/41	775	873
4.00%, 4/11/43	170	152
4.75%, 10/2/43	100	99

Yum! Brands, Inc., 6.25%, 4/15/16	150	168
3.75%, 11/1/21	35	35
6.88%, 11/15/37	550	638
		20,170

Savings & Loans – 0.0%

Santander Holdings USA, Inc., 4.63%, 4/19/16	30	32

Semiconductors – 0.1%

Altera Corp., 1.75%, 5/15/17	35	35

Applied Materials, Inc., 4.30%, 6/15/21	255	267
5.85%, 6/15/41	100	104

Broadcom Corp., 2.70%, 11/1/18	250	257
2.50%, 8/15/22	100	91

Intel Corp., 1.95%, 10/1/16	300	308
1.35%, 12/15/17	450	444
2.70%, 12/15/22	450	418
4.00%, 12/15/32	150	138
4.80%, 10/1/41	250	239

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Semiconductors – 0.1% – continued

Maxim Integrated Products, Inc., 3.38%, 3/15/23	$50	$47

Texas Instruments, Inc., 0.45%, 8/3/15	135	135
1.00%, 5/1/18	300	289
		2,772

Software – 0.3%

Adobe Systems, Inc., 3.25%, 2/1/15	350	361

Autodesk, Inc., 1.95%, 12/15/17	75	74

CA, Inc., 2.88%, 8/15/18	80	81
5.38%, 12/1/19	250	277

Fidelity National Information Services, Inc., 2.00%, 4/15/18	40	39
5.00%, 3/15/22	200	203

Fiserv, Inc., 3.13%, 10/1/15	250	259
3.13%, 6/15/16	170	177
4.63%, 10/1/20	250	262
3.50%, 10/1/22	100	95

Intuit, Inc., 5.75%, 3/15/17	100	111

Microsoft Corp., 0.88%, 11/15/17	125	123
1.00%, 5/1/18	100	97
4.20%, 6/1/19	250	276
3.00%, 10/1/20	330	336
5.20%, 6/1/39	200	211
4.50%, 10/1/40	700	669
5.30%, 2/8/41	190	203

Oracle Corp., 1.20%, 10/15/17	380	373
5.75%, 4/15/18	15	18
2.38%, 1/15/19	535	538
5.00%, 7/8/19	530	602
3.88%, 7/15/20	300	319
2.50%, 10/15/22	950	876
6.50%, 4/15/38	550	678
6.13%, 7/8/39	100	119
		7,377

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Telecommunications – 1.1%

Alltel Corp., 7.88%, 7/1/32	$100	$130

AT&T Corp., 8.00%, 11/15/31	165	225

AT&T, Inc., 2.50%, 8/15/15	200	206
2.95%, 5/15/16	500	523
2.40%, 8/15/16	285	294
5.80%, 2/15/19	1,075	1,238
2.63%, 12/1/22	250	224
6.15%, 9/15/34	125	134
6.80%, 5/15/36	50	57
6.50%, 9/1/37	600	663
6.30%, 1/15/38	325	351
6.40%, 5/15/38	990	1,084
6.55%, 2/15/39	85	94
5.35%, 9/1/40	500	485

Bellsouth Capital Funding Corp., 7.88%, 2/15/30	225	271

BellSouth Corp., 5.20%, 12/15/16	1,300	1,451
6.88%, 10/15/31	45	50
6.55%, 6/15/34	80	86
6.00%, 11/15/34	110	112

BellSouth Telecommunications, Inc., 6.38%, 6/1/28	225	245

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	99

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	1,300	1,666

Cisco Systems, Inc., 5.50%, 2/22/16	850	945
3.15%, 3/14/17	100	107
4.45%, 1/15/20	335	369
5.90%, 2/15/39	500	580
5.50%, 1/15/40	195	217

Corning, Inc., 4.25%, 8/15/20	250	270
5.75%, 8/15/40	170	188

Embarq Corp., 8.00%, 6/1/36	265	270

GTE Corp., 8.75%, 11/1/21	860	1,107

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Telecommunications – 1.1% – continued
6.94%, 4/15/28	$150	$172

Harris Corp., 6.38%, 6/15/19	50	57

Juniper Networks, Inc., 4.60%, 3/15/21	100	102
5.95%, 3/15/41	100	103

Motorola Solutions, Inc., 6.00%, 11/15/17	200	228
3.75%, 5/15/22	250	239
3.50%, 3/1/23	100	93

New Cingular Wireless Services, Inc., 8.75%, 3/1/31	400	552

Qwest Corp., 6.88%, 9/15/33	125	121

Verizon Communications, Inc., 5.55%, 2/15/16	1,300	1,429
3.00%, 4/1/16	100	104
6.10%, 4/15/18	235	272
6.35%, 4/1/19	1,125	1,320
4.60%, 4/1/21	1,225	1,302
3.50%, 11/1/21	100	98
7.75%, 12/1/30	500	615
7.75%, 6/15/32	140	172
6.40%, 9/15/33	1,000	1,111
6.25%, 4/1/37	400	431
6.40%, 2/15/38	1,500	1,652
8.95%, 3/1/39	650	918
7.35%, 4/1/39	590	721
6.00%, 4/1/41	180	189
4.75%, 11/1/41	410	366
6.55%, 9/15/43	560	632

Verizon New York, Inc., 7.38%, 4/1/32	150	172
		26,912

Toys, Games & Hobbies – 0.0%

Hasbro, Inc., 6.35%, 3/15/40	250	271

Mattel, Inc., 2.50%, 11/1/16	85	88
1.70%, 3/15/18	35	34
6.20%, 10/1/40	50	56
		449

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 18.7% – continued

Transportation – 0.4%

Burlington Northern Santa Fe LLC, 5.65%, 5/1/17	$500	$568
5.75%, 3/15/18	100	115
4.10%, 6/1/21	20	21
3.45%, 9/15/21	50	50
6.20%, 8/15/36	520	593
6.15%, 5/1/37	470	534
4.95%, 9/15/41	250	244
4.40%, 3/15/42	215	195

CSX Corp., 6.25%, 4/1/15	250	270
4.25%, 6/1/21	100	106
6.00%, 10/1/36	100	112
6.15%, 5/1/37	190	217
6.22%, 4/30/40	350	402
4.75%, 5/30/42	50	48
4.10%, 3/15/44	15	13

FedEx Corp., 8.00%, 1/15/19	290	365
2.63%, 8/1/22	100	92
2.70%, 4/15/23	35	32
3.88%, 8/1/42	50	42
4.10%, 4/15/43	50	43

Norfolk Southern Corp., 5.90%, 6/15/19	320	375
3.25%, 12/1/21	250	248
3.00%, 4/1/22	450	434
7.25%, 2/15/31	500	629
3.95%, 10/1/42	150	127
4.80%, 8/15/43	65	63

Ryder System, Inc., 3.60%, 3/1/16	85	89
2.50%, 3/1/17	200	202
3.50%, 6/1/17	45	47
2.50%, 3/1/18	100	100

Union Pacific Corp., 2.75%, 4/15/23	100	94
3.65%, 2/15/24(3)(4)	879	883
4.75%, 9/15/41	100	100
4.30%, 6/15/42	200	188

United Parcel Service of America, Inc., 8.38%, 4/1/20	50	65

United Parcel Service, Inc., 5.50%, 1/15/18	775	890

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

CORPORATE BONDS – 18.7% – continued

Transportation – 0.4% – continued
3.13%, 1/15/21	$250	$253
6.20%, 1/15/38	150	184
3.63%, 10/1/42	115	99
		9,132

Trucking & Leasing – 0.0%

GATX Corp., 2.38%, 7/30/18	35	35

Water – 0.0%

American Water Capital Corp., 6.09%, 10/15/17	400	462
6.59%, 10/15/37	125	152
4.30%, 12/1/42	75	68
		682
Total Corporate Bonds
(Cost $436,360)		455,378

FOREIGN ISSUER BONDS – 8.7%

Advertising – 0.0%

WPP Finance 2010, 3.63%, 9/7/22	100	95

Banks – 2.1%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	145	154
3.05%, 8/23/18	200	203

Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	250	250

Bank of Montreal, 1.30%, 7/15/16	150	151
2.50%, 1/11/17	500	516
1.40%, 9/11/17	250	246
1.45%, 4/9/18	250	244
2.38%, 1/25/19	35	35
2.55%, 11/6/22	300	278

Bank of Nova Scotia, 3.40%, 1/22/15	500	518
2.05%, 10/7/15	100	102
0.75%, 10/9/15	250	250
0.95%, 3/15/16	150	150
1.38%, 7/15/16	250	252
2.55%, 1/12/17	500	518
1.38%, 12/18/17	250	245
4.38%, 1/13/21	250	270

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

FOREIGN ISSUER BONDS – 8.7% – continued

Banks – 2.1% – continued

Barclays Bank PLC, 2.75%, 2/23/15	$1,250	$1,283
5.14%, 10/14/20	500	522

BNP Paribas S.A., 2.38%, 9/14/17	625	633
5.00%, 1/15/21	1,000	1,082
3.25%, 3/3/23	250	234

Canadian Imperial Bank of Commerce, 0.90%, 10/1/15	315	316
1.35%, 7/18/16	250	252
1.55%, 1/23/18	150	147

Commonwealth Bank of Australia, 2.50%, 9/20/18	250	253

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 1.70%, 3/19/18	125	123
4.50%, 1/11/21	1,000	1,068
3.88%, 2/8/22	750	751
3.95%, 11/9/22	250	240

Credit Suisse, 3.50%, 3/23/15	250	260
5.30%, 8/13/19	1,000	1,130

Deutsche Bank A.G., 3.45%, 3/30/15	500	520
3.25%, 1/11/16	150	157
6.00%, 9/1/17	1,225	1,406

Export-Import Bank of Korea, 4.00%, 1/11/17	200	213
4.00%, 1/29/21	1,000	1,024

HSBC Holdings PLC, 5.10%, 4/5/21	1,100	1,212
4.88%, 1/14/22	500	539
4.00%, 3/30/22	500	509
6.50%, 9/15/37	300	340
6.80%, 6/1/38	150	177

KFW, 4.13%, 10/15/14	500	520
1.00%, 1/12/15	3,000	3,027
0.63%, 4/24/15	3,000	3,014
0.50%, 4/19/16	800	798
2.00%, 6/1/16	500	518
4.88%, 1/17/17	200	225
1.25%, 2/15/17	500	505
4.38%, 3/15/18	375	423
4.00%, 1/27/20	1,500	1,662

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Banks – 2.1% – continued
2.75%, 9/8/20	$500	$512
2.75%, 10/1/20	1,000	1,021
2.63%, 1/25/22	900	892
2.00%, 10/4/22	250	233
2.13%, 1/17/23	1,000	935
2.69%, 6/29/37 (5)	500	188

Korea Development Bank (The), 4.38%, 8/10/15	245	259
1.00%, 1/22/16	200	197
3.50%, 8/22/17	850	892
3.00%, 3/17/19	200	201
3.00%, 9/14/22	215	203

Korea Finance Corp., 2.25%, 8/7/17	300	300

Landwirtschaftliche Rentenbank, 3.13%, 7/15/15	525	550
2.13%, 7/15/16	250	260
5.13%, 2/1/17	900	1,023
1.88%, 9/17/18	200	202
1.38%, 10/23/19	140	134

National Australia Bank Ltd., 1.60%, 8/7/15	350	356
0.90%, 1/20/16	250	250
1.30%, 7/25/16	250	251
2.75%, 3/9/17	250	259

National Bank of Canada, 1.45%, 11/7/17	250	245

Oesterreichische Kontrollbank A.G., 4.50%, 3/9/15	650	688
1.13%, 7/6/15	225	228
5.00%, 4/25/17	100	114

Royal Bank of Canada, 1.45%, 10/30/14	165	167
1.15%, 3/13/15	500	504
0.80%, 10/30/15	200	200
0.63%, 12/4/15	240	239
2.63%, 12/15/15	180	187
0.85%, 3/8/16	150	150
2.88%, 4/19/16	200	209
2.30%, 7/20/16	250	258
1.45%, 9/9/16	100	101
1.20%, 9/19/17	400	395
2.20%, 7/27/18	350	351

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Banks – 2.1% – continued

Royal Bank of Scotland (The) PLC, 4.38%, 3/16/16	$175	$187

Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	1,200	1,226
6.40%, 10/21/19	200	229

Societe Generale S.A., 2.75%, 10/12/17	250	256
2.63%, 10/1/18	250	251

Sumitomo Mitsui Banking Corp., 1.80%, 7/18/17	250	250
2.50%, 7/19/18	250	253
3.00%, 1/18/23	210	197

Svenska Handelsbanken AB, 1.63%, 3/21/18	900	883
2.50%, 1/25/19	250	251

Toronto-Dominion Bank (The), 2.50%, 7/14/16	150	156
2.38%, 10/19/16	565	584
1.40%, 4/30/18	165	161
2.63%, 9/10/18	200	205

UBS A.G., 5.88%, 7/15/16	450	498
5.88%, 12/20/17	372	429
5.75%, 4/25/18	125	144
4.88%, 8/4/20	400	447

Westpac Banking Corp., 3.00%, 8/4/15	250	261
3.00%, 12/9/15	200	209
0.95%, 1/12/16	500	501
2.00%, 8/14/17	300	304
2.25%, 7/30/18	250	251
4.88%, 11/19/19	1,000	1,119
		51,871

Beverages - 0.1%

Diageo Capital PLC, 5.50%, 9/30/16	150	169
1.50%, 5/11/17	235	235
5.75%, 10/23/17	850	977
1.13%, 4/29/18	275	266
3.88%, 4/29/43	75	65
		1,712

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Chemicals – 0.1%

Agrium, Inc., 3.15%, 10/1/22	$200	$186
7.13%, 5/23/36	100	117
6.13%, 1/15/41	100	107

LYB International Finance B.V., 4.00%, 7/15/23	185	183

Potash Corp. of Saskatchewan, Inc., 3.75%, 9/30/15	300	316
6.50%, 5/15/19	135	160
5.88%, 12/1/36	50	55
5.63%, 12/1/40	250	264
		1,388

Diversified Financial Services – 0.0%

Nomura Holdings, Inc., 5.00%, 3/4/15	235	247

Electric – 0.1%

Hydro-Quebec, 2.00%, 6/30/16	75	77
1.38%, 6/19/17	250	250
9.40%, 2/1/21	200	276

Scottish Power Ltd., 5.38%, 3/15/15	300	317

TransAlta Corp., 4.75%, 1/15/15	370	386
		1,306

Electronics – 0.0%

Koninklijke Philips N.V., 3.75%, 3/15/22	250	249
6.88%, 3/11/38	225	274
5.00%, 3/15/42	100	98
		621

Food – 0.0%

Delhaize Group S.A., 4.13%, 4/10/19	35	36
5.70%, 10/1/40	1,000	977
		1,013

Healthcare - Products – 0.1%

Covidien International Finance S.A., 1.35%, 5/29/15	500	505
6.00%, 10/15/17	800	925
2.95%, 6/15/23	100	94

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Healthcare - Products – 0.1% – continued
6.55%, 10/15/37	$25	$31
		1,555

Insurance – 0.1%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	100	116

AXA S.A., 8.60%, 12/15/30	75	91

Endurance Specialty Holdings Ltd., 7.00%, 7/15/34	100	108

Trinity Acquisition PLC, 6.13%, 8/15/43	75	73

Willis Group Holdings PLC, 5.75%, 3/15/21	450	486

XL Group PLC, 6.25%, 5/15/27	50	56

XLIT Ltd., 5.75%, 10/1/21	200	228
		1,158

Internet – 0.0%

Baidu, Inc., 3.25%, 8/6/18	210	210
3.50%, 11/28/22	200	183
		393

Iron/Steel – 0.1%

Vale Overseas Ltd., 4.63%, 9/15/20	1,830	1,852
4.38%, 1/11/22	155	149
6.88%, 11/21/36	900	913
		2,914

Leisure Time – 0.0%

Carnival Corp., 1.20%, 2/5/16	55	55

Media – 0.0%

Grupo Televisa S.A.B., 6.63%, 1/15/40	570	615

Thomson Reuters Corp., 3.95%, 9/30/21	200	203
5.50%, 8/15/35	150	152
		970

Mining – 0.4%

Barrick Gold Corp., 2.90%, 5/30/16	200	202

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Mining – 0.4% – continued
2.50%, 5/1/18	$175	$167
6.95%, 4/1/19	300	342
3.85%, 4/1/22	1,175	1,039

BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	250	273
1.88%, 11/21/16	100	102
1.63%, 2/24/17	600	604
5.40%, 3/29/17	100	113
2.05%, 9/30/18	200	200
6.50%, 4/1/19	200	239
3.25%, 11/21/21	250	248
4.13%, 2/24/42	600	540

Goldcorp, Inc., 2.13%, 3/15/18	200	195

Rio Tinto Alcan, Inc., 6.13%, 12/15/33	100	113

Rio Tinto Finance USA Ltd., 2.50%, 5/20/16	155	160
2.25%, 9/20/16	150	154
6.50%, 7/15/18	675	796
9.00%, 5/1/19	575	746
3.75%, 9/20/21	500	493

Rio Tinto Finance USA PLC, 1.38%, 6/17/16	180	180
2.00%, 3/22/17	150	151
1.63%, 8/21/17	85	84
2.88%, 8/21/22	175	161
4.75%, 3/22/42	150	139
4.13%, 8/21/42	300	253

Teck Resources Ltd., 3.85%, 8/15/17	35	37
3.00%, 3/1/19	85	84
6.00%, 8/15/40	195	181
6.25%, 7/15/41	350	339
5.20%, 3/1/42	125	106
5.40%, 2/1/43	130	114
		8,555

Miscellaneous Manufacturing – 0.0%

Pentair Finance S.A., 1.35%, 12/1/15	155	156

Tyco Electronics Group S.A., 6.55%, 10/1/17	50	58
3.50%, 2/3/22	125	120
7.13%, 10/1/37	50	59

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Miscellaneous Manufacturing – 0.0% – continued

Tyco International Finance S.A., 3.38%, 10/15/15	$11	$11
		404

Multi-National – 1.4%

African Development Bank, 2.50%, 3/15/16	500	523
1.25%, 9/2/16	40	41
1.13%, 3/15/17	500	502
0.88%, 3/15/18	250	244

Asian Development Bank, 2.50%, 3/15/16	500	523
0.50%, 6/20/16	200	199
5.50%, 6/27/16	600	678
1.13%, 3/15/17	355	357
5.59%, 7/16/18	50	59
1.75%, 9/11/18	150	151
1.75%, 3/21/19	1,500	1,498
1.38%, 3/23/20	250	239

Corp. Andina de Fomento, 4.38%, 6/15/22	613	611

Council Of Europe Development Bank, 1.50%, 1/15/15	150	152
2.63%, 2/16/16	350	366
1.25%, 9/22/16	150	152
1.50%, 6/19/17	200	202

European Bank for Reconstruction & Development, 1.63%, 9/3/15	500	511
2.50%, 3/15/16	300	313
1.38%, 10/20/16	150	152
1.00%, 2/16/17	500	500
0.75%, 9/1/17	300	295

European Bank for Reconstruction & Development, 1.00%, 6/15/18	150	147
1.50%, 3/16/20	250	241

European Investment Bank, 2.88%, 1/15/15	850	878
2.75%, 3/23/15	500	518
1.13%, 4/15/15	500	506
1.00%, 7/15/15	400	404
1.63%, 9/1/15	500	512
1.38%, 10/20/15	500	509
2.25%, 3/15/16	400	416

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Multi-National – 1.4% – continued
1.13%, 12/15/16	$1,000	$1,006
4.88%, 1/17/17	800	899
1.75%, 3/15/17	1,000	1,022
5.13%, 5/30/17	350	399
1.63%, 6/15/17	250	254
1.00%, 12/15/17	1,000	980
1.00%, 3/15/18	2,000	1,953
1.00%, 6/15/18	2,650	2,571
2.88%, 9/15/20	500	509
4.88%, 2/15/36	200	221

Inter-American Development Bank, 0.50%, 8/17/15	500	501
0.88%, 11/15/16	250	250
1.13%, 3/15/17	1,000	1,006
0.88%, 3/15/18	500	490
1.75%, 8/24/18	250	253
4.25%, 9/10/18	400	452
1.13%, 9/12/19	200	191
3.88%, 9/17/19	600	664
3.88%, 2/14/20	500	552
3.88%, 10/28/41	200	189

International Bank for Reconstruction & Development, 2.38%, 5/26/15	375	388
2.13%, 3/15/16	1,000	1,037
5.00%, 4/1/16	450	498
0.50%, 4/15/16	450	448
1.00%, 9/15/16	500	504
0.88%, 4/17/17	1,000	998
9.25%, 7/15/17	100	129
4.75%, 2/15/35	25	28

International Finance Corp., 0.50%, 5/16/16	375	373
1.13%, 11/23/16	500	504
1.00%, 4/24/17	890	889
0.88%, 6/15/18	500	485

Nordic Investment Bank, 2.50%, 7/15/15	900	932
0.50%, 4/14/16	250	250
5.00%, 2/1/17	100	113
		34,337

Oil & Gas – 1.3%

Alberta Energy Co. Ltd., 7.38%, 11/1/31	75	88

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Oil & Gas – 1.3% – continued

Anadarko Finance Co., 7.50%, 5/1/31	$75	$93

BP Capital Markets PLC, 3.88%, 3/10/15	100	105
3.13%, 10/1/15	100	105
1.85%, 5/5/17	250	252
1.38%, 11/6/17	150	148
1.38%, 5/10/18	250	243
2.24%, 9/26/18	100	100
4.75%, 3/10/19	1,200	1,327
4.50%, 10/1/20	600	648
4.74%, 3/11/21	450	488
3.99%, 9/26/23	120	121

Burlington Resources Finance Co., 7.20%, 8/15/31	200	262

Canadian Natural Resources Ltd., 1.45%, 11/14/14	125	126
5.70%, 5/15/17	225	254
5.90%, 2/1/18	250	288
6.25%, 3/15/38	150	167
6.75%, 2/1/39	50	59

Cenovus Energy, Inc., 3.00%, 8/15/22	55	52
6.75%, 11/15/39	590	699

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	250	225

Encana Corp., 5.90%, 12/1/17	725	832
6.50%, 5/15/19	75	88
3.90%, 11/15/21	250	251
6.50%, 8/15/34	100	108
6.63%, 8/15/37	330	366

Husky Energy, Inc., 6.20%, 9/15/17	600	691
7.25%, 12/15/19	200	245
3.95%, 4/15/22	100	100

Nexen, Inc., 6.20%, 7/30/19	60	70
7.88%, 3/15/32	75	93
7.50%, 7/30/39	330	405

Noble Holding International Ltd., 3.45%, 8/1/15	200	208
6.05%, 3/1/41	70	70
5.25%, 3/15/42	100	91

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Oil & Gas – 1.3% – continued

Petrobras Global Finance B.V., 2.00%, 5/20/16	$100	$99
3.00%, 1/15/19	400	376
5.63%, 5/20/43	25	21

Petrobras International Finance Co. – Pifco, 3.50%, 2/6/17	320	325
8.38%, 12/10/18	585	700
7.88%, 3/15/19	395	455
5.75%, 1/20/20	665	691
5.38%, 1/27/21	1,490	1,497
6.88%, 1/20/40	395	388
6.75%, 1/27/41	140	135

Petro-Canada, 6.05%, 5/15/18	50	58
5.95%, 5/15/35	100	109
6.80%, 5/15/38	180	214

Petroleos Mexicanos, 3.50%, 7/18/18	85	86
6.00%, 3/5/20	550	610
5.50%, 1/21/21	1,810	1,937
4.88%, 1/24/22	2,000	2,040
3.50%, 1/30/23	75	68
6.50%, 6/2/41	190	197

Shell International Finance B.V., 3.10%, 6/28/15	400	418
0.63%, 12/4/15	200	200
1.13%, 8/21/17	65	65
4.30%, 9/22/19	1,450	1,601
6.38%, 12/15/38	660	824
4.55%, 8/12/43	250	246

Statoil ASA, 1.80%, 11/23/16	100	103
3.13%, 8/17/17	550	585
1.15%, 5/15/18	200	194
5.25%, 4/15/19	850	976
3.15%, 1/23/22	125	123
7.75%, 6/15/23	100	131
7.15%, 1/15/29	250	324
4.25%, 11/23/41	350	322

Suncor Energy, Inc., 6.10%, 6/1/18	480	562
7.15%, 2/1/32	200	248
5.95%, 12/1/34	50	55
6.50%, 6/15/38	285	332

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Oil & Gas – 1.3% – continued

Talisman Energy, Inc., 7.75%, 6/1/19	$175	$212
7.25%, 10/15/27	400	462

Total Capital International S.A., 0.75%, 1/25/16	100	100
1.50%, 2/17/17	500	504
1.55%, 6/28/17	125	126
3.70%, 1/15/24	125	126

Total Capital S.A., 3.00%, 6/24/15	250	260
2.30%, 3/15/16	500	517
4.25%, 12/15/21	200	214

Transocean, Inc., 5.05%, 12/15/16	165	181
6.50%, 11/15/20	200	223
6.38%, 12/15/21	815	906
6.80%, 3/15/38	200	212
		30,826

Oil & Gas Services – 0.1%

Weatherford International Ltd., 5.50%, 2/15/16	200	217
6.00%, 3/15/18	725	813
6.50%, 8/1/36	125	125
		1,155

Pharmaceuticals – 0.2%

Actavis, Inc., 1.88%, 10/1/17	20	20
3.25%, 10/1/22	500	469
4.63%, 10/1/42	60	53

AstraZeneca PLC, 5.90%, 9/15/17	325	378
1.95%, 9/18/19	475	465
6.45%, 9/15/37	300	366
4.00%, 9/18/42	250	222

GlaxoSmithKline Capital PLC, 1.50%, 5/8/17	250	252

Novartis Securities Investment Ltd., 5.13%, 2/10/19	850	974

Sanofi, 2.63%, 3/29/16	250	261
1.25%, 4/10/18	40	39
4.00%, 3/29/21	500	530

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Pharmaceuticals – 0.2% – continued

Teva Pharmaceutical Finance Co. B.V., 2.40%, 11/10/16	$200	$206
3.65%, 11/10/21	250	248
2.95%, 12/18/22	350	324

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	345	357

Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	250	248
		5,412

Pipelines – 0.1%

Enbridge, Inc., 4.90%, 3/1/15	250	264
4.00%, 10/1/23	150	150

TransCanada PipeLines Ltd., 0.88%, 3/2/15	250	251
0.75%, 1/15/16	250	248
6.50%, 8/15/18	465	555
9.88%, 1/1/21	175	241
5.85%, 3/15/36	275	305
6.20%, 10/15/37	50	58
7.63%, 1/15/39	945	1,252
6.35%, 5/15/67	100	103
		3,427

Regional – 0.5%

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	500	538

Province of British Columbia, 2.85%, 6/15/15	200	208
2.10%, 5/18/16	185	192
2.65%, 9/22/21	150	149
2.00%, 10/23/22	300	274
7.25%, 9/1/36	175	247

Province of Manitoba Canada, 2.63%, 7/15/15	120	125
4.90%, 12/6/16	200	225
1.30%, 4/3/17	165	166
1.75%, 5/30/19	100	98
9.25%, 4/1/20	150	202
2.10%, 9/6/22	100	92

Province of Nova Scotia Canada, 8.25%, 7/30/22	350	470

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Regional – 0.5% – continued

Province of Ontario Canada, 2.95%, 2/5/15	$400	$414
4.75%, 1/19/16	200	218
5.45%, 4/27/16	350	391
2.30%, 5/10/16	1,000	1,038
4.95%, 11/28/16	650	728
1.10%, 10/25/17	625	615
1.20%, 2/14/18	250	246
1.65%, 9/27/19	250	241
4.00%, 10/7/19	835	909
4.40%, 4/14/20	500	554
2.45%, 6/29/22	500	468

Province of Quebec Canada, 5.13%, 11/14/16	250	281
4.63%, 5/14/18	350	395
2.75%, 8/25/21	100	98
2.63%, 2/13/23	875	814
7.50%, 7/15/23	300	392
7.13%, 2/9/24	100	128
7.50%, 9/15/29	375	508

Province of Saskatchewan Canada, 8.50%, 7/15/22	200	275
		11,699

Sovereign – 1.5%

Brazilian Government International Bond, 6.00%, 1/17/17	1,250	1,398
8.00%, 1/15/18	200	225
8.88%, 10/14/19	1,075	1,400
4.88%, 1/22/21	1,000	1,074
8.88%, 4/15/24	600	818
10.13%, 5/15/27	500	760
7.13%, 1/20/37	250	294
11.00%, 8/17/40	835	976
5.63%, 1/7/41	635	633

Canada Government International Bond, 0.88%, 2/14/17	545	545

Chile Government International Bond, 3.25%, 9/14/21	400	396
3.63%, 10/30/42	200	162

Colombia Government International Bond, 7.38%, 1/27/17	500	582
7.38%, 3/18/19	250	303
4.38%, 7/12/21	1,000	1,033

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Sovereign – 1.5% – continued
7.38%, 9/18/37	$350	$437
6.13%, 1/18/41	250	272

Export Development Canada, 0.50%, 9/15/15	150	150
1.50%, 10/3/18	250	250

Israel Government International Bond, 5.50%, 11/9/16	225	254
5.13%, 3/26/19	250	284
4.00%, 6/30/22	250	259
4.50%, 1/30/43	200	179

Italy Government International Bond, 5.25%, 9/20/16	1,000	1,079
5.38%, 6/12/17	1,675	1,826
5.38%, 6/15/33	175	177

Japan Bank for International Cooperation, 2.88%, 2/2/15	500	516
1.88%, 9/24/15	250	256
2.50%, 5/18/16	300	313
1.13%, 7/19/17	750	745

Mexico Government International Bond, 6.63%, 3/3/15	500	540
5.63%, 1/15/17	770	859
5.95%, 3/19/19	500	578
5.13%, 1/15/20	1,360	1,516
4.00%, 10/2/23 (6)	150	149
7.50%, 4/8/33	100	127
6.75%, 9/27/34	750	889
6.05%, 1/11/40	820	897
4.75%, 3/8/44	1,000	905

Panama Government International Bond, 7.25%, 3/15/15	1,250	1,356
6.70%, 1/26/36	550	628

Peruvian Government International Bond, 8.38%, 5/3/16	350	404
7.35%, 7/21/25	250	319
6.55%, 3/14/37	500	591
5.63%, 11/18/50	350	361

Philippine Government International Bond, 10.63%, 3/16/25	500	758
5.50%, 3/30/26	200	223
6.38%, 10/23/34	500	589
5.00%, 1/13/37	500	544

Poland Government International Bond, 3.88%, 7/16/15	110	115

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Sovereign – 1.5% – continued
5.00%, 10/19/15	$475	$511
6.38%, 7/15/19	400	467
5.13%, 4/21/21	150	163
3.00%, 3/17/23	1,000	916

Republic of Korea, 5.13%, 12/7/16	125	139
7.13%, 4/16/19	150	186

South Africa Government International Bond, 6.88%, 5/27/19	275	316

Svensk Exportkredit AB, 5.13%, 3/1/17	500	568
1.75%, 5/30/17	250	255

Turkey Government International Bond, 3.25%, 3/23/23	250	216
6.88%, 3/17/36	500	531
6.00%, 1/14/41	1,500	1,448

Uruguay Government International Bond, 7.63%, 3/21/36	250	315
4.13%, 11/20/45	400	317
		36,292

Telecommunications – 0.5%

America Movil S.A.B. de C.V., 5.75%, 1/15/15	400	423
2.38%, 9/8/16	700	712
3.13%, 7/16/22	295	271
6.13%, 11/15/37	315	329
6.13%, 3/30/40	185	193

British Telecommunications PLC, 2.00%, 6/22/15	200	204
5.95%, 1/15/18	575	659
9.63%, 12/15/30	100	148

Deutsche Telekom International Finance B.V., 5.75%, 3/23/16	525	580
8.75%, 6/15/30	400	554

Nippon Telegraph & Telephone Corp., 1.40%, 7/18/17	150	149

Orange S.A., 2.13%, 9/16/15	125	127
5.38%, 7/8/19	600	664
8.75%, 3/1/31	610	812

Rogers Communications, Inc., 6.80%, 8/15/18	700	836
3.00%, 3/15/23	80	74
5.45%, 10/1/43	100	99

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Telecommunications – 0.5% – continued

Telecom Italia Capital S.A., 6.38%, 11/15/33	$50	$43
7.72%, 6/4/38	450	433

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	150	147

Telefonica Emisiones S.A.U., 4.95%, 1/15/15	335	349
6.42%, 6/20/16	900	989
5.46%, 2/16/21	370	379
7.05%, 6/20/36	200	212

Telefonos de Mexico S.A.B. de C.V., 5.50%, 1/27/15	125	132
5.50%, 11/15/19	305	335

Vodafone Group PLC, 5.00%, 9/15/15	450	485
5.63%, 2/27/17	325	365
1.63%, 3/20/17	250	249
1.25%, 9/26/17	300	292
2.95%, 2/19/23	500	459
7.88%, 2/15/30	200	254
6.15%, 2/27/37	375	410
4.38%, 2/19/43	305	265
		12,632

Transportation – 0.0%

Canadian National Railway Co., 5.55%, 3/1/19	500	580
2.85%, 12/15/21	85	83
6.90%, 7/15/28	25	32
6.20%, 6/1/36	25	30
6.38%, 11/15/37	50	62
3.50%, 11/15/42	150	122

Canadian Pacific Railway Co., 6.50%, 5/15/18	50	59
5.95%, 5/15/37	50	55
		1,023
Total Foreign Issuer Bonds
(Cost $206,968)		211,060

U.S. GOVERNMENT AGENCIES – 34.3% (7)

Fannie Mae – 16.2%
4.63%, 10/15/14	2,750	2,877
0.75%, 12/19/14	3,000	3,020
0.38%, 3/16/15	4,500	4,508

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued
0.50%, 5/27/15	$2,250	$2,257
0.50%, 7/2/15	3,000	3,008
0.50%, 9/28/15	4,000	4,007
1.63%, 10/26/15	1,000	1,024
0.38%, 12/21/15	2,000	1,995
0.50%, 1/29/16	5,000	4,993
2.25%, 3/15/16	2,500	2,600
0.50%, 3/30/16	2,000	1,995
2.38%, 4/11/16	3,000	3,131
0.52%, 5/20/16	2,000	1,989
1.25%, 9/28/16	3,700	3,754
1.38%, 11/15/16	2,000	2,033
4.88%, 12/15/16	4,200	4,731
1.25%, 1/30/17	2,000	2,022
5.00%, 5/11/17	1,000	1,139
5.38%, 6/12/17	1,000	1,154
1.13%, 9/12/17	1,000	990
1.88%, 9/18/18	1,000	1,011
7.13%, 1/15/30	1,500	2,084
6.63%, 11/15/30	200	267
5.63%, 7/15/37	1,000	1,217

Pool #255376, 6.00%, 8/1/19	66	71

Pool #255695, 2.63%, 3/1/35	26	28

Pool #256675, 5.00%, 4/1/27	77	84

Pool #256677, 6.00%, 4/1/27	77	84

Pool #256792, 6.50%, 6/1/22	102	113

Pool #256925, 6.00%, 10/1/37	118	128

Pool #256959, 6.00%, 11/1/37	546	596

Pool #256985, 7.00%, 11/1/37	146	161

Pool #257042, 6.50%, 1/1/38	870	962

Pool #257057, 5.00%, 1/1/28	280	304

Pool #257106, 4.50%, 1/1/28	21	23

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #257237, 4.50%, 6/1/28	$124	$134

Pool #257239, 5.50%, 6/1/28	159	173

Pool #257243, 7.00%, 6/1/38	468	528

Pool #257367, 5.50%, 9/1/28	279	305

Pool #357630, 5.00%, 10/1/19	61	65

Pool #707791, 5.00%, 6/1/33	425	462

Pool #709239, 5.00%, 7/1/18	388	413

Pool #720049, 5.50%, 7/1/33	107	117

Pool #722424, 2.39%, 7/1/33	50	53

Pool #725185, 5.00%, 2/1/19	92	98

Pool #725425, 5.50%, 4/1/34	158	174

Pool #730811, 4.50%, 8/1/33	295	316

Pool #735222, 5.00%, 2/1/35	93	101

Pool #735358, 5.50%, 2/1/35	421	460

Pool #735502, 6.00%, 4/1/35	55	61

Pool #737853, 5.00%, 9/1/33	641	696

Pool #745336, 5.00%, 3/1/36	2,046	2,219

Pool #745418, 5.50%, 4/1/36	161	176

Pool #745754, 5.00%, 9/1/34	917	998

Pool #745826, 6.00%, 7/1/36	627	684

Pool #746272, 4.00%, 10/1/18	298	316

Pool #747383, 5.50%, 10/1/33	289	316

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #753678, 2.55%, 12/1/33	$199	$212

Pool #755632, 5.00%, 4/1/34	359	390

Pool #766083, 2.50%, 2/1/34	77

Pool #772730, 5.00%, 4/1/34	312	339

Pool #773287, 2.49%, 3/1/35	200	213

Pool #790406, 6.00%, 9/1/34	216	239

Pool #793666, 5.50%, 9/1/34	194	211

Pool #796250, 5.50%, 11/1/34	99	108

Pool #800471, 5.50%, 10/1/34	811	884

Pool #807701, 4.50%, 12/1/19	59	63

Pool #811944, 4.50%, 1/1/20	62	65

Pool #815639, 2.35%, 6/1/35	40	43

Pool #817795, 6.00%, 8/1/36	96	105

Pool #821912, 2.09%, 6/1/35	386	406

Pool #822455, 2.69%, 4/1/35	91	95

Pool #826057, 5.00%, 7/1/35	238	260

Pool #826368, 2.41%, 7/1/35	145	155

Pool #826585, 5.00%, 8/1/35	491	532

Pool #828523, 5.00%, 7/1/35	153	166

Pool #831676, 6.50%, 8/1/36	67	74

Pool #832628, 5.50%, 9/1/20	90	98

Pool #833067, 5.50%, 9/1/35	627	682

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #833163, 5.00%, 9/1/35	$381	$413

Pool #835517, 4.94%, 8/1/35	42	45

Pool #840577, 5.00%, 10/1/20	62	66

Pool #844909, 4.50%, 10/1/20	22	24

Pool #845425, 6.00%, 2/1/36	627	684

Pool #846600, 2.74%, 1/1/36	388	417

Pool #847921, 5.50%, 11/1/20	262	283

Pool #850614, 2.77%, 1/1/36	55	58

Pool #863759, 4.00%, 12/1/20	46	49

Pool #864435, 4.50%, 12/1/20	150	160

Pool #866109, 2.67%, 12/1/35	30	32

Pool #868435, 6.00%, 4/1/36	491	539

Pool #869217, 2.61%, 2/1/36	135	144

Pool #869710, 6.00%, 4/1/36	230	252

Pool #871135, 6.00%, 1/1/37	144	157

Pool #880505, 6.00%, 8/1/21	37	40

Pool #881818, 6.50%, 8/1/36	438	484

Pool #882055, 2.02%, 6/1/36	114	118

Pool #884776, 2.65%, 10/1/36	165	174

Pool #885769, 6.00%, 6/1/36	66	73

Pool #885866, 6.00%, 6/1/36	167	182

Pool #887019, 2.35%, 6/1/36	138	146

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #887111, 5.50%, 5/1/20	$65	$69

Pool #888100, 5.50%, 9/1/36	580	634

Pool #888152, 5.00%, 5/1/21	158	168

Pool #888205, 6.50%, 2/1/37	162	179

Pool #888318, 2.53%, 2/1/37	88	93

Pool #888447, 4.00%, 5/1/21	83	88

Pool #889224, 5.50%, 1/1/37	764	833

Pool #889390, 6.00%, 3/1/23	122	135

Pool #889401, 6.00%, 3/1/38	414	451

Pool #889415, 6.00%, 5/1/37	1,652	1,825

Pool #889579, 6.00%, 5/1/38	964	1,052

Pool #889630, 6.50%, 3/1/38	114	126

Pool #889886, 7.00%, 12/1/37	163	178

Pool #889970, 5.00%, 12/1/36	553	600

Pool #890234, 6.00%, 10/1/38	406	444

Pool #890329, 4.00%, 4/1/26	5,797	6,207

Pool #890339, 5.00%, 9/1/20	683	727

Pool #892536, 6.50%, 9/1/36	60	67

Pool #892968, 6.50%, 8/1/21	18	20

Pool #893363, 5.00%, 6/1/36	155	168

Pool #893366, 5.00%, 4/1/35	242	263

Pool #894453, 5.95%, 9/1/36	165	177

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #898089, 5.50%, 7/1/26	$243	$269

Pool #898417, 6.00%, 10/1/36	107	117

Pool #899079, 5.00%, 3/1/37	194	210

Pool #902188, 2.81%, 11/1/36	16	17

Pool #902414, 5.50%, 11/1/36	425	462

Pool #905090, 5.50%, 10/1/21	107	113

Pool #905759, 2.63%, 12/1/36	51	54

Pool #906090, 5.50%, 1/1/37	482	524

Pool #906237, 2.74%, 1/1/37	85	91

Pool #907818, 2.86%, 1/1/37	25	26

Pool #910147, 5.00%, 3/1/22	171	183

Pool #910338, 2.59%, 3/1/37	42	45

Pool #912414, 4.50%, 1/1/22	107	114

Pool #914522, 2.63%, 3/1/37	15	16

Pool #915499, 5.00%, 3/1/37	238	258

Pool #915870, 7.00%, 4/1/37	57	68

Pool #918515, 5.00%, 6/1/37	286	310

Pool #919461, 5.79%, 4/1/37	37	40

Pool #920457, 3.14%, 8/1/36	14	14

Pool #920988, 2.12%, 11/1/36	13	13

Pool #923023, 2.38%, 1/1/37	378	394

Pool #923123, 5.00%, 4/1/36	42	45

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #923166, 7.50%, 1/1/37	$62	$73

Pool #928261, 4.50%, 3/1/36	152	163

Pool #928584, 6.50%, 8/1/37	648	717

Pool #928909, 6.00%, 12/1/37	5	6

Pool #928915, 6.00%, 11/1/37	45	49

Pool #930606, 4.00%, 2/1/39	1,456	1,528

Pool #931195, 4.50%, 5/1/24	454	482

Pool #931665, 4.50%, 7/1/24	1,397	1,484

Pool #932023, 5.00%, 1/1/38	294	318

Pool #932741, 4.50%, 4/1/40	898	967

Pool #934466, 5.50%, 9/1/23	285	310

Pool #940623, 5.50%, 8/1/37	149	162

Pool #943388, 6.00%, 6/1/37	608	665

Pool #943617, 6.00%, 8/1/37	406	444

Pool #945876, 5.50%, 8/1/37	57	62

Pool #946527, 7.00%, 9/1/37	117	132

Pool #947216, 6.00%, 10/1/37	193	212

Pool #949391, 5.50%, 8/1/22	28	30

Pool #953018, 6.50%, 10/1/37	342	378

Pool #953910, 6.00%, 11/1/37	255	279

Pool #955771, 6.50%, 10/1/37	320	354

Pool #959604, 6.50%, 11/1/37	48	53

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #959880, 5.50%, 11/1/37	$141	$153

Pool #962687, 5.00%, 4/1/38	502	543

Pool #963735, 4.50%, 6/1/23	205	218

Pool #965389, 6.00%, 10/1/23	185	198

Pool #966660, 6.00%, 12/1/37	8	9

Pool #968037, 6.00%, 1/1/38	407	444

Pool #969632, 6.50%, 1/1/38	131	144

Pool #970013, 4.50%, 6/1/38	256	273

Pool #971734, 4.50%, 4/1/37	43	46

Pool #972452, 5.50%, 3/1/38	646	703

Pool #975365, 5.00%, 6/1/23	117	126

Pool #976699, 5.00%, 4/1/28	76	83

Pool #976963, 5.50%, 2/1/38	5,189	5,658

Pool #981704, 5.00%, 6/1/23	398	427

Pool #981823, 2.60%, 6/1/38	57	59

Pool #981854, 5.50%, 7/1/38	443	482

Pool #984075, 4.50%, 6/1/23	129	137

Pool #986760, 5.50%, 7/1/38	1,388	1,514

Pool #987114, 5.50%, 9/1/23	86	94

Pool #987115, 5.50%, 9/1/23	111	117

Pool #992472, 6.00%, 10/1/38	141	154

Pool #992491, 4.50%, 10/1/23	93	99

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #993055, 5.50%, 12/1/38	$147	$160

Pool #995018, 5.50%, 6/1/38	303	330

Pool #995203, 5.00%, 7/1/35	1,522	1,653

Pool #995266, 5.00%, 12/1/23	1,283	1,375

Pool #995297, 5.00%, 2/1/38	3,431	3,720

Pool #995737, 5.00%, 2/1/38	2,859	3,102

Pool #995879, 6.00%, 4/1/39	459	502

Pool #AA0451, 6.00%, 12/1/23	18	18

Pool #AA0649, 5.00%, 12/1/38	972	1,059

Pool #AA2939, 4.50%, 4/1/39	1,255	1,353

Pool #AA4482, 4.00%, 4/1/39	1,207	1,268

Pool #AA4562, 4.50%, 9/1/39	1,103	1,190

Pool #AA8978, 4.50%, 7/1/39	276	297

Pool #AA9357, 4.50%, 8/1/39	1,484	1,584

Pool #AB1048, 4.50%, 5/1/40	1,743	1,870

Pool #AB2067, 3.50%, 1/1/41	1,780	1,814

Pool #AB2092, 4.00%, 1/1/41	768	807

Pool #AB2272, 4.50%, 2/1/41	1,357	1,466

Pool #AB2693, 4.50%, 4/1/41	763	817

Pool #AB2768, 4.50%, 4/1/41	1,203	1,293

Pool #AB3246, 5.00%, 7/1/41	753	823

Pool #AB4057, 4.00%, 12/1/41	3,489	3,661

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #AB4293, 3.50%, 1/1/42	$2,155	$2,196

Pool #AB5049, 4.00%, 4/1/42	4,206	4,413

Pool #AB6016, 3.50%, 8/1/42	1,631	1,661

Pool #AB6293, 3.50%, 9/1/27	3,392	3,582

Pool #AB7076, 3.00%, 11/1/42	4,285	4,190

Pool #AB8823, 3.00%, 3/1/43	6,383	6,241

Pool #AB9990, 3.00%, 7/1/33	395	396

Pool #AC2947, 5.50%, 9/1/39	1,644	1,800

Pool #AC2969, 5.00%, 9/1/39	4,489	4,907

Pool #AC3263, 4.50%, 9/1/29	519	564

Pool #AC3312, 4.50%, 10/1/39	2,307	2,462

Pool #AC4861, 4.50%, 11/1/24	930	996

Pool #AC5040, 4.00%, 10/1/24	623	662

Pool #AC6118, 4.50%, 11/1/39	695	742

Pool #AC6742, 4.50%, 1/1/40	2,324	2,502

Pool #AC8518, 5.00%, 12/1/39	1,481	1,632

Pool #AC9581, 5.50%, 1/1/40	2,741	2,995

Pool #AD0119, 6.00%, 7/1/38	1,682	1,836

Pool #AD0585, 4.50%, 12/1/39	1,095	1,184

Pool #AD0639, 6.00%, 12/1/38	391	427

Pool #AD0969, 5.50%, 8/1/37	1,339	1,460

Pool #AD5241, 4.50%, 7/1/40	1,121	1,197

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #AD5525, 5.00%, 6/1/40	$1,178	$1,286

Pool #AD5556, 4.00%, 6/1/25	469	497

Pool #AD7859, 5.00%, 6/1/40	794	870

Pool #AE0289, 3.62%, 5/1/40	407	433

Pool #AE0891, 3.66%, 1/1/41	541	571

Pool #AE0949, 4.00%, 2/1/41	2,457	2,578

Pool #AE0971, 4.00%, 5/1/25	373	396

Pool #AE0981, 3.50%, 3/1/41	1,791	1,825

Pool #AE1807, 4.00%, 10/1/40	3,442	3,612

Pool #AE3873, 4.50%, 10/1/40	563	602

Pool #AE5436, 4.50%, 10/1/40	662	708

Pool #AE5767, 3.54%, 5/1/41	299	315

Pool #AH0525, 4.00%, 12/1/40	2,549	2,675

Pool #AH1295, 3.50%, 1/1/26	952	1,006

Pool #AH2488, 3.26%, 2/1/41	293	306

Pool #AH3226, 5.00%, 2/1/41	381	415

Pool #AH4158, 4.00%, 1/1/41	468	491

Pool #AH5573, 4.00%, 2/1/41	1,879	1,977

Pool #AH5614, 3.50%, 2/1/26	1,014	1,071

Pool #AH8854, 4.50%, 4/1/41	645	691

Pool #AI1247, 4.00%, 4/1/26	567	602

Pool #AI3470, 4.50%, 6/1/41	1,106	1,186

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #AI4361, 3.05%, 9/1/41	$260	$272

Pool #AI4380, 3.00%, 11/1/41	203	212

Pool #AI5539, 3.50%, 6/1/41	252	264

Pool #AI5603, 4.50%, 7/1/41	579	620

Pool #AI7743, 4.00%, 8/1/41	866	909

Pool #AI9137, 2.50%, 11/1/27	2,846	2,865

Pool #AI9555, 4.00%, 9/1/41	1,523	1,598

Pool #AI9828, 2.87%, 11/1/41	305	316

Pool #AJ2001, 3.08%, 10/1/41	215	224

Pool #AJ4093, 3.50%, 10/1/26	283	299

Pool #AJ4408, 4.50%, 10/1/41	459	490

Pool #AJ6086, 3.00%, 12/1/26	662	686

Pool #AJ9152, 3.50%, 12/1/26	3,137	3,312

Pool #AJ9218, 4.00%, 2/1/42	1,681	1,764

Pool #AJ9326, 3.50%, 1/1/42	2,278	2,323

Pool #AJ9355, 3.00%, 1/1/27	1,570	1,627

Pool #AK4524, 4.50%, 3/1/42	4,607	4,942

Pool #AK4945, 3.50%, 2/1/42	1,240	1,263

Pool #AK7766, 2.50%, 3/1/27	1,768	1,780

Pool #AK9444, 4.00%, 3/1/42	767	812

Pool #AL0354, 5.24%, 7/1/36	529	570

Pool #AL0442, 5.50%, 6/1/40	374	407

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #AL0659, 4.50%, 7/1/41	$2,797	$2,991

Pool #AL0766, 4.00%, 9/1/41	2,713	2,853

Pool #AL1449, 4.00%, 1/1/42	2,634	2,765

Pool #AL1849, 6.00%, 2/1/39	1,450	1,587

Pool #AL1939, 3.50%, 6/1/42	2,672	2,723

Pool #AL2243, 4.00%, 3/1/42	3,199	3,357

Pool #AL2303, 4.50%, 6/1/26	1,439	1,531

Pool #AL2326, 4.50%, 4/1/42	6,001	6,430

Pool #AL2397, 2.71%, 8/1/42	395	407

Pool #AL3396, 2.50%, 3/1/28	1,512	1,523

Pool #AL3846, 2.46%, 2/1/43	388	384

Pool #AL3950, 1.77%, 8/1/43	197	197

Pool #AO0752, 3.00%, 4/1/42	1,263	1,235

Pool #AO0800, 3.00%, 4/1/27	1,390	1,441

Pool #AO2973, 3.50%, 5/1/42	2,871	2,931

Pool #AO4136, 3.50%, 6/1/42	2,097	2,136

Pool #AO7970, 2.50%, 6/1/27	892	898

Pool #AO8629, 3.50%, 7/1/42	871	888

Pool #AP6273, 3.00%, 10/1/42	1,350	1,320

Pool #AR1706, 2.50%, 1/1/28	6,945	6,990

Pool #AR3792, 3.00%, 2/1/43	1,278	1,250

Pool #AR8151, 3.00%, 3/1/43	2,057	2,011

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #AR9582, 3.00%, 3/1/43	$732	$716

Pool #AS0018, 3.00%, 7/1/43	4,570	4,468

Pool #AS0275, 3.00%, 8/1/33 (6)	497	496

Pool #AT2720, 3.00%, 5/1/43	2,170	2,122

Pool #AT3180, 3.00%, 5/1/43	4,047	3,957

Pool #AT5026, 3.00%, 5/1/43	3,898	3,812

Pool #AU1657, 2.50%, 7/1/28	1,086	1,094

Pool #AU1808, 3.00%, 8/1/43	3,380	3,305

Pool #AU3164, 3.00%, 8/1/33	398	399

Pool #AU4336, 2.26%, 8/1/43	971	972

Pool #AU5918, 3.00%, 9/1/43	2,992	2,926

Pool #AU5919, 3.50%, 9/1/43	2,993	3,049

Pool #MA0361, 4.00%, 3/1/30	559	591

Pool #MA0667, 4.00%, 3/1/31	1,145	1,222

Pool #MA0706, 4.50%, 4/1/31	1,699	1,835

Pool #MA0711, 3.50%, 4/1/31	619	631

Pool #MA0720, 5.00%, 4/1/31	661	720

Pool #MA0804, 4.00%, 7/1/31	788	840

Pool #MA0976, 3.50%, 2/1/32	1,381	1,434

Pool #MA1107, 3.50%, 7/1/32	1,678	1,741

Pool #MA1138, 3.50%, 8/1/32	896	930

Pool #MA1141, 3.00%, 8/1/32	428	428

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Fannie Mae – 16.2% – continued

Pool #MA1200, 3.00%, 10/1/32	$2,276	$2,277

Pool #MA1432, 3.00%, 5/1/33	2,153	2,155

Pool #MA1511, 2.50%, 7/1/33	593	573

Pool TBA, 2.00%, 10/13/28 (6)	3,000	2,926
2.50%, 10/13/28 (6)	4,100	4,123
3.00%, 10/13/28 (6)	8,900	9,214
2.50%, 10/13/43 (6)	2,300	2,137
3.00%, 10/13/43 (6)	12,500	12,211
3.50%, 10/13/43 (6)	24,900	25,347
		393,922

Federal Home Loan Bank – 0.7%
0.25%, 2/20/15	4,500	4,499
0.50%, 11/20/15	5,000	5,000
5.13%, 10/19/16	5,450	6,156
5.50%, 7/15/36	500	591
		16,246

Freddie Mac – 3.1%
0.75%, 11/25/14	3,000	3,020
2.88%, 2/9/15	2,000	2,071
0.50%, 4/17/15	3,500	3,512
4.38%, 7/17/15	900	965
5.25%, 4/18/16	500	559
2.50%, 5/27/16	4,000	4,192
2.00%, 8/25/16	5,675	5,880
5.00%, 2/16/17	500	567
1.00%, 3/8/17	2,500	2,508
5.13%, 11/17/17	500	577
0.75%, 1/12/18	2,000	1,949
4.88%, 6/13/18	2,600	2,989
3.75%, 3/27/19	1,000	1,100
1.25%, 10/2/19	1,000	956
2.38%, 1/13/22	3,000	2,920
6.75%, 3/15/31	1,200	1,627
1.00%, 9/27/17	3,000	2,964
0.88%, 3/7/18	1,000	977

Pool #1B2125, 2.50%, 3/1/35	327	346

Pool #1B2934, 2.57%, 3/1/36	402	425

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac – 3.1% – continued

Pool #1B3264, 6.10%, 2/1/37	$92	$99

Pool #1B7328, 3.06%, 4/1/37	53	57

Pool #1B7359, 6.05%, 5/1/37	24	25

Pool #1G0321, 2.83%, 9/1/35	92	96

Pool #1G0911, 2.53%, 4/1/36	224	237

Pool #1G1506, 5.46%, 1/1/37	27	29

Pool #1G1623, 5.75%, 4/1/37	56	59

Pool #1G1763, 2.76%, 11/1/35	30	32

Pool #1G1790, 3.16%, 11/1/35	60	63

Pool #1G2620, 2.65%, 11/1/36	13	13

Pool #1G2675, 5.73%, 2/1/38	223	239

Pool #1G3611, 2.25%, 4/1/37	38	41

Pool #1H1348, 3.47%, 10/1/36	19	20

Pool #1H2569, 2.49%, 9/1/35	487	517

Pool #1H2605, 2.38%, 4/1/36	131	137

Pool #1J0345, 2.69%, 3/1/37	23	25

Pool #1J0355, 2.74%, 3/1/37	17	18

Pool #1J0365, 2.67%, 4/1/37	109	116

Pool #1J1390, 5.98%, 12/1/36	25	26

Pool #1J1634, 2.72%, 12/1/36	221	237

Pool #1L0078, 2.38%, 6/1/35	30	32

Pool #1L1214, 2.38%, 12/1/35	1,180	1,245

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac – 3.1% – continued

Pool #1L1480, 2.08%, 12/1/33	$70	$71

Pool #1N0243, 2.62%, 8/1/36	15	16

Pool #1N1746, 2.27%, 9/1/37	103	109

Pool #2B1466, 2.02%, 7/1/43	198	196

Pool #781274, 2.45%, 2/1/34	17	18

Pool #782905, 4.90%, 12/1/34	15	16

Pool #847755, 2.57%, 5/1/37	77	82

Pool #848626, 3.39%, 6/1/41	215	226

Pool #848639, 3.22%, 9/1/41	259	270

Pool TBA, 2.00%, 10/13/28 (6)	1,900	1,852
2.50%, 10/13/28 (6)	3,000	3,017
3.00%, 10/13/28 (6)	4,000	4,134
2.50%, 10/13/43 (6)	1,000	923
3.00%, 10/13/43 (6)	10,600	10,315
3.50%, 10/13/43 (6)	11,600	11,774
		76,486

Freddie Mac Gold – 6.5%

Pool #A16753, 5.00%, 11/1/33	117	128

Pool #A17665, 5.00%, 1/1/34	198	215

Pool #A27950, 5.50%, 11/1/34	720	780

Pool #A31136, 5.50%, 1/1/35	293	322

Pool #A39306, 5.50%, 11/1/35	764	827

Pool #A46224, 5.00%, 7/1/35	84	91

Pool #A48104, 5.00%, 1/1/36	177	190

Pool #A51296, 6.00%, 8/1/36	149	164

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac Gold – 6.5% – continued

Pool #A54897, 6.50%, 8/1/36	$129	$146

Pool #A56110, 5.50%, 12/1/36	271	293

Pool #A57604, 5.00%, 3/1/37	756	814

Pool #A58690, 6.00%, 3/1/37	22	24

Pool #A58718, 5.50%, 3/1/37	45	49

Pool #A59081, 5.50%, 4/1/37	651	703

Pool #A60942, 5.00%, 5/1/37	177	190

Pool #A61560, 5.50%, 10/1/36	1,063	1,160

Pool #A61573, 5.00%, 9/1/34	1,510	1,646

Pool #A61597, 5.50%, 12/1/35	109	118

Pool #A64474, 5.50%, 9/1/37	66	72

Pool #A67116, 7.00%, 10/1/37	36	43

Pool #A68761, 5.50%, 9/1/37	224	242

Pool #A69169, 4.50%, 12/1/37	331	352

Pool #A69303, 6.00%, 11/1/37	101	110

Pool #A73778, 5.00%, 2/1/38	281	303

Pool #A74134, 7.00%, 2/1/38	60	68

Pool #A78507, 5.00%, 6/1/38	1,264	1,369

Pool #A81606, 6.00%, 9/1/38	130	142

Pool #A81856, 7.00%, 9/1/38	30	34

Pool #A83008, 5.50%, 11/1/38	1,294	1,404

Pool #A84432, 4.50%, 2/1/39	192	204

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac Gold – 6.5% – continued

Pool #A88476, 4.50%, 9/1/39	$3,445	$3,691

Pool #A88566, 5.00%, 9/1/39	1,874	2,036

Pool #A89346, 4.50%, 10/1/39	2,296	2,443

Pool #A90749, 4.50%, 1/1/40	1,530	1,638

Pool #A91541, 5.00%, 3/1/40	560	608

Pool #A91626, 4.50%, 3/1/40	1,064	1,144

Pool #A91942, 4.50%, 4/1/40	772	821

Pool #A94672, 4.50%, 10/1/40	1,228	1,308

Pool #A96296, 4.00%, 1/1/41	1,140	1,195

Pool #A96310, 4.00%, 1/1/41	779	815

Pool #A96995, 4.00%, 2/1/41	2,040	2,133

Pool #A97443, 4.50%, 3/1/41	935	998

Pool #B10630, 4.50%, 11/1/18	245	259

Pool #B17658, 4.50%, 1/1/20	10	10

Pool #B18502, 5.50%, 6/1/20	23	24

Pool #B18931, 4.50%, 3/1/20	30	32

Pool #C03457, 4.50%, 2/1/40	738	786

Pool #C03821, 3.50%, 4/1/42	2,931	2,977

Pool #C09004, 3.50%, 7/1/42	819	832

Pool #C09042, 3.50%, 5/1/43	1,078	1,095

Pool #C91009, 5.00%, 11/1/26	44	47

Pool #C91020, 5.50%, 3/1/27	78	84

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac Gold – 6.5% – continued

Pool #C91247, 5.00%, 4/1/29	$317	$337

Pool #C91354, 4.00%, 1/1/31	1,136	1,198

Pool #C91370, 4.50%, 5/1/31	693	753

Pool #C91388, 3.50%, 2/1/32	596	619

Pool #C91402, 4.00%, 10/1/31	1,003	1,059

Pool #C91408, 3.50%, 11/1/31	632	655

Pool #C91485, 3.50%, 8/1/32	898	936

Pool #D97197, 5.00%, 2/1/27	10	11

Pool #D97498, 6.00%, 12/1/27	351	383

Pool #D97524, 5.50%, 1/1/28	196	213

Pool #D97564, 5.00%, 1/1/28	212	229

Pool #D98301, 4.50%, 7/1/29	202	215

Pool #E03033, 3.00%, 2/1/27	1,428	1,477

Pool #E04044, 3.50%, 8/1/27	2,296	2,419

Pool #E99030, 4.50%, 9/1/18	328	346

Pool #G01907, 4.50%, 8/1/34	105	112

Pool #G01974, 5.00%, 12/1/35	1,046	1,129

Pool #G02064, 5.00%, 2/1/36	481	519

Pool #G02069, 5.50%, 3/1/36	93	101

Pool #G02386, 6.00%, 11/1/36	1,003	1,099

Pool #G02391, 6.00%, 11/1/36	29	31

Pool #G02540, 5.00%, 11/1/34	175	191

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac Gold – 6.5% – continued

Pool #G02649, 6.00%, 1/1/37	$41	$45

Pool #G02702, 6.50%, 1/1/37	122	135

Pool #G02789, 6.00%, 4/1/37	2,996	3,262

Pool #G02911, 6.00%, 4/1/37	61	67

Pool #G02973, 6.00%, 6/1/37	118	129

Pool #G03121, 5.00%, 6/1/36	481	519

Pool #G03134, 5.50%, 8/1/36	208	225

Pool #G03176, 5.00%, 8/1/37	177	191

Pool #G03218, 6.00%, 9/1/37	139	151

Pool #G03351, 6.00%, 9/1/37	236	257

Pool #G03513, 6.00%, 11/1/37	306	334

Pool #G03600, 7.00%, 11/1/37	122	133

Pool #G03737, 6.50%, 11/1/37	2,014	2,228

Pool #G03992, 6.00%, 3/1/38	339	369

Pool #G04287, 5.00%, 5/1/38	460	495

Pool #G04459, 5.50%, 6/1/38	433	468

Pool #G04611, 6.00%, 7/1/38	844	920

Pool #G04650, 6.50%, 9/1/38	759	839

Pool #G04817, 5.00%, 9/1/38	276	297

Pool #G05082, 5.00%, 3/1/38	584	630

Pool #G05167, 4.50%, 2/1/39	677	720

Pool #G05457, 4.50%, 5/1/39	3,006	3,200

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac Gold – 6.5% – continued

Pool #G05725, 4.50%, 11/1/39	$970	$1,044

Pool #G05733, 5.00%, 11/1/39	913	992

Pool #G05870, 4.50%, 4/1/40	1,146	1,227

Pool #G05876, 4.50%, 4/1/40	2,877	3,103

Pool #G05971, 5.50%, 8/1/40	3,112	3,385

Pool #G06020, 5.50%, 12/1/39	3,294	3,562

Pool #G06767, 5.00%, 10/1/41	1,888	2,062

Pool #G06947, 6.00%, 5/1/40	866	943

Pool #G07030, 4.00%, 6/1/42	4,652	4,879

Pool #G07098, 3.50%, 7/1/42	1,756	1,783

Pool #G07152, 4.00%, 6/1/42	4,089	4,276

Pool #G07171, 4.00%, 8/1/42	2,018	2,114

Pool #G08189, 7.00%, 3/1/37	40	46

Pool #G08192, 5.50%, 4/1/37	195	210

Pool #G08341, 5.00%, 4/1/39	3,189	3,434

Pool #G08477, 3.50%, 2/1/42	1,530	1,554

Pool #G11776, 4.50%, 9/1/20	61	65

Pool #G12571, 4.00%, 1/1/22	194	206

Pool #G12673, 5.00%, 9/1/21	148	157

Pool #G12837, 4.50%, 4/1/22	208	220

Pool #G12868, 5.00%, 11/1/22	275	297

Pool #G12869, 5.00%, 9/1/22	253	273

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac Gold – 6.5% – continued

Pool #G13136, 4.50%, 5/1/23	$285	$301

Pool #G13151, 6.00%, 3/1/23	278	306

Pool #G13201, 4.50%, 7/1/23	162	171

Pool #G13433, 5.50%, 1/1/24	216	234

Pool #G14168, 5.50%, 12/1/24	429	459

Pool #G14239, 4.00%, 9/1/26	4,499	4,767

Pool #G14554, 4.50%, 7/1/26	623	660

Pool #G18220, 6.00%, 11/1/22	31	34

Pool #G18438, 2.50%, 6/1/27	785	790

Pool #G18442, 3.50%, 8/1/27	1,619	1,703

Pool #G30327, 4.50%, 1/1/27	39	43

Pool #J00991, 4.00%, 1/1/21	84	89

Pool #J02541, 4.00%, 9/1/20	56	59

Pool #J03041, 6.00%, 7/1/21	99	108

Pool #J03736, 5.50%, 11/1/21	89	96

Pool #J05307, 4.50%, 8/1/22	32	34

Pool #J06175, 5.00%, 5/1/21	44	47

Pool #J06465, 6.00%, 11/1/22	26	28

Pool #J06476, 5.50%, 11/1/22	60	65

Pool #J08098, 5.50%, 6/1/23	51	54

Pool #J08202, 5.00%, 7/1/23	82	87

Pool #J08454, 5.00%, 8/1/23	155	164

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac Gold – 6.5% – continued

Pool #J08913, 5.50%, 10/1/23	$72	$78

Pool #J09148, 5.00%, 12/1/23	175	186

Pool #J09305, 5.00%, 2/1/24	274	296

Pool #J09463, 5.00%, 3/1/24	128	136

Pool #J11136, 4.00%, 11/1/24	161	171

Pool #J12098, 4.50%, 4/1/25	1,328	1,404

Pool #J14808, 3.50%, 3/1/26	1,526	1,607

Pool #J17055, 3.00%, 11/1/26	735	760

Pool #J17232, 3.00%, 11/1/26	791	819

Pool #J17932, 3.00%, 3/1/27	1,367	1,415

Pool #J20834, 2.50%, 10/1/27	1,369	1,379

Pool #J21601, 2.50%, 12/1/27	5,149	5,187

Pool #J22986, 2.50%, 3/1/28	2,605	2,626

Pool #K90071, 3.00%, 2/1/33	2,123	2,125

Pool #K90641, 3.50%, 6/1/33	297	308

Pool #K90791, 3.00%, 7/1/33	793	799

Pool #Q02211, 4.50%, 7/1/41	1,059	1,134

Pool #Q02605, 4.50%, 8/1/41	2,891	3,087

Pool #Q03085, 4.00%, 9/1/41	643	672

Pool #Q04649, 3.50%, 11/1/41	618	627

Pool #Q08894, 3.50%, 6/1/42	1,385	1,408

Pool #Q09009, 4.00%, 6/1/42	3,635	3,808

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Freddie Mac Gold – 6.5% – continued

Pool #Q14324, 3.00%, 1/1/43	$2,127	$2,072

Pool #Q14676, 3.00%, 1/1/43	1,431	1,394

Pool #Q15843, 3.00%, 2/1/43	684	667

Pool #Q18339, 3.00%, 5/1/43	661	644

Pool #Q19697, 3.00%, 6/1/43	1,481	1,443

Pool #Q19909, 3.00%, 7/1/43	1,294	1,260

Pool #Q20550, 3.00%, 8/1/43	1,989	1,938

Pool #Q21320, 3.50%, 8/1/43	1,094	1,111

Pool #V80003, 3.00%, 4/1/43	2,916	2,842

Pool #V80004, 3.00%, 4/1/43	801	781

Pool #V80058, 3.00%, 5/1/43	1,313	1,279
		158,419

Government National Mortgage Association – 1.6%

Pool TBA, 3.00%, 10/13/43 (6)	6,625	6,547
3.00%, 10/13/43 (6)	3,000	2,957
3.50%, 10/13/43 (6)	10,500	10,831
3.50%, 10/13/43 (6)	4,500	4,626
4.00%, 10/13/43 (6)	814	862
4.50%, 10/13/43 (6)	12,500	13,473
		39,296

Government National Mortgage Association I – 2.2%

Pool #510835, 5.50%, 2/15/35	91	101

Pool #597889, 5.50%, 6/15/33	449	498

Pool #614169, 5.00%, 7/15/33	146	160

Pool #616879, 3.50%, 2/15/42	1,086	1,120

Pool #617739, 6.00%, 10/15/37	56	62

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Government National Mortgage Association I – 2.2% – continued

Pool #634431, 6.00%, 9/15/34	$44	$50

Pool #641416, 5.50%, 4/15/35	269	296

Pool #646341, 6.00%, 11/15/36	87	97

Pool #648538, 5.00%, 12/15/35	270	293

Pool #651753, 5.50%, 3/15/36	54	59

Pool #658560, 6.50%, 8/15/36	348	408

Pool #661917, 7.00%, 4/15/37	40	46

Pool #670114, 6.50%, 7/15/37	59	66

Pool #675211, 6.50%, 3/15/38	121	136

Pool #675484, 5.50%, 6/15/38	356	389

Pool #676360, 6.50%, 10/15/37	42	47

Pool #682899, 6.00%, 9/15/40	592	655

Pool #687824, 5.50%, 8/15/38	464	507

Pool #687900, 5.00%, 9/15/38	250	272

Pool #687901, 5.00%, 9/15/38	318	346

Pool #688461, 6.00%, 5/15/38	443	489

Pool #692309, 6.00%, 1/15/39	196	216

Pool #697645, 5.50%, 10/15/38	181	198

Pool #698236, 5.00%, 6/15/39	1,106	1,203

Pool #698336, 4.50%, 5/15/39	1,406	1,511

Pool #699277, 6.00%, 9/15/38	173	191

Pool #700918, 5.50%, 11/15/38	645	706

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Government National Mortgage Association I – 2.2% – continued

Pool #700972, 5.50%, 11/15/38	$194	$212

Pool #701196, 6.00%, 10/15/38	278	307

Pool #703677, 5.50%, 6/15/39	413	452

Pool #704185, 5.50%, 1/15/39	204	224

Pool #710130, 7.00%, 1/15/39	129	141

Pool #717175, 4.50%, 6/15/39	1,327	1,440

Pool #719262, 5.00%, 8/15/40	495	546

Pool #720202, 4.50%, 7/15/39	848	920

Pool #723231, 4.00%, 10/15/39	603	637

Pool #723339, 5.00%, 9/15/39	513	565

Pool #726085, 4.00%, 11/15/24	471	500

Pool #728629, 4.50%, 1/15/40	1,820	1,975

Pool #733663, 4.50%, 5/15/40	3,426	3,694

Pool #737286, 4.50%, 5/15/40	1,358	1,473

Pool #737416, 3.50%, 9/15/25	374	395

Pool #738134, 3.50%, 4/15/26	616	650

Pool #738247, 4.50%, 4/15/41	800	864

Pool #745215, 4.00%, 7/15/25	378	402

Pool #747643, 4.50%, 8/15/40	3,226	3,464

Pool #760874, 3.50%, 2/15/26	476	505

Pool #768800, 4.50%, 6/15/41	413	447

Pool #773939, 4.00%, 11/15/41	1,427	1,520

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Government National Mortgage Association I – 2.2% – continued

Pool #778957, 3.50%, 3/15/42	$1,342	$1,384

Pool #781939, 6.00%, 7/15/34	630	702

Pool #782131, 5.50%, 12/15/36	195	215

Pool #782150, 5.50%, 4/15/37	215	237

Pool #782259, 5.00%, 2/15/36	335	366

Pool #782272, 5.50%, 2/15/38	418	459

Pool #782498, 6.00%, 12/15/38	236	260

Pool #782565, 5.00%, 2/15/39	4,349	4,757

Pool #782584, 5.00%, 3/15/39	407	443

Pool #782675, 4.50%, 6/15/24	314	335

Pool #782696, 5.00%, 6/15/39	1,004	1,106

Pool #782831, 6.00%, 12/15/39	154	170

Pool #783176, 4.00%, 11/15/40	1,780	1,893

Pool #783467, 4.00%, 10/15/41	6,159	6,540

Pool #AA6089, 3.00%, 2/15/43	794	784

Pool #AB2891, 3.00%, 9/15/42	592	585

Pool #AD8781, 3.00%, 3/15/43	691	683

Pool #AD9016, 3.00%, 4/15/43	987	974
		53,348

Government National Mortgage Association II – 3.9%

Pool #3570, 6.00%, 6/20/34	135	153

Pool #3665, 5.50%, 1/20/35	402	446

Pool #3852, 6.00%, 5/20/36	76	83

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Government National Mortgage Association II – 3.9% – continued

Pool #3879, 6.00%, 7/20/36	$251	$277

Pool #3910, 6.00%, 10/20/36	130	144

Pool #3994, 5.00%, 6/20/37	88	96

Pool #4018, 6.50%, 8/20/37	284	317

Pool #4026, 5.00%, 9/20/37	147	160

Pool #4027, 5.50%, 9/20/37	74	82

Pool #4040, 6.50%, 10/20/37	61	68

Pool #4098, 5.50%, 3/20/38	410	450

Pool #4116, 6.50%, 4/20/38	133	148

Pool #4170, 6.00%, 6/20/38	322	357

Pool #4194, 5.50%, 7/20/38	819	901

Pool #4243, 5.00%, 9/20/38	226	246

Pool #4244, 5.50%, 9/20/38	220	242

Pool #4245, 6.00%, 9/20/38	134	148

Pool #4269, 6.50%, 10/20/38	155	173

Pool #4290, 5.50%, 11/20/38	159	175

Pool #4344, 6.00%, 1/20/39	265	291

Pool #4345, 6.50%, 1/20/39	173	194

Pool #4425, 5.50%, 4/20/39	415	458

Pool #4559, 5.00%, 10/20/39	1,010	1,106

Pool #4561, 6.00%, 10/20/39	515	568

Pool #4617, 4.50%, 1/20/40	271	295

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Government National Mortgage Association II – 3.9% – continued

Pool #4619, 5.50%, 1/20/40	$943	$1,043

Pool #4713, 4.50%, 6/20/40	836	904

Pool #4747, 5.00%, 7/20/40	742	814

Pool #4881, 3.50%, 12/20/40	2,428	2,513

Pool #4882, 4.00%, 12/20/40	5,961	6,337

Pool #4923, 4.50%, 1/20/41	607	657

Pool #5050, 4.00%, 5/20/26	591	628

Pool #5081, 4.00%, 6/20/41	1,102	1,172

Pool #5082, 4.50%, 6/20/41	1,134	1,224

Pool #5083, 5.00%, 6/20/41	4,661	5,102

Pool #5114, 4.00%, 7/20/41	4,290	4,564

Pool #5141, 5.00%, 8/20/41	667	731

Pool #5175, 4.50%, 9/20/41	586	633

Pool #5176, 5.00%, 9/20/41	3,236	3,523

Pool #5202, 3.50%, 10/20/41	1,410	1,456

Pool #5203, 4.00%, 10/20/41	975	1,036

Pool #5232, 3.50%, 11/20/41	785	811

Pool #5264, 5.50%, 12/20/41	89	98

Pool #5280, 4.00%, 1/20/42	1,065	1,130

Pool #5304, 3.50%, 2/20/42	972	1,004

Pool #5317, 5.50%, 2/20/42	608	668

Pool #5326, 3.00%, 3/20/27	1,460	1,515

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Government National Mortgage Association II – 3.9% – continued

Pool #5331, 3.50%, 3/20/42	$1,580	$1,632

Pool #654804, 6.00%, 5/20/36	196	216

Pool #737602, 4.00%, 11/20/40	803	853

Pool #752757, 4.50%, 11/20/40	1,221	1,338

Pool #755677, 4.00%, 12/20/40	765	811

Pool #782433, 6.00%, 10/20/38	484	533

Pool #82579, 3.50%, 7/20/40	560	589

Pool #82737, 3.00%, 2/20/41	644	670

Pool #82793, 2.50%, 4/20/41	624	650

Pool #82857, 3.00%, 6/20/41	320	334

Pool #82960, 3.50%, 10/20/41	293	307

Pool #AA5970, 3.00%, 1/20/43	2,537	2,511

Pool #AA6054, 3.00%, 2/20/43	3,540	3,505

Pool #AA6149, 3.00%, 3/20/43	2,468	2,443

Pool #AB9443, 3.50%, 11/20/42	1,841	1,903

Pool #AD1755, 3.50%, 2/20/43	1,555	1,608

Pool #MA0022, 3.50%, 4/20/42	1,607	1,660

Pool #MA0088, 3.50%, 5/20/42	3,557	3,675

Pool #MA0220, 3.50%, 7/20/42 (6)	1,801	1,846

Pool #MA0318, 3.50%, 8/20/42	3,249	3,356

Pool #MA0321, 5.00%, 8/20/42	1,396	1,532

Pool #MA0391, 3.00%, 9/20/42	5,945	5,885

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.3% (7) – continued

Government National Mortgage Association II – 3.9% – continued

Pool #MA0392, 3.50%, 9/20/42	$1,353	$1,398

Pool #MA0933, 3.00%, 4/20/43	2,454	2,430

Pool #MA0934, 3.50%, 4/20/43	983	1,016

Pool #MA1011, 3.00%, 5/20/43	2,368	2,344

Pool #MA1064, 2.50%, 6/20/28	1,472	1,485

Pool #MA1089, 3.00%, 6/20/43	2,480	2,455

Pool #MA1242, 2.00%, 8/20/43	698	708
		94,834

Tennessee Valley Authority – 0.1%
5.50%, 7/18/17	600	693
5.25%, 9/15/39	1,650	1,798
		2,491
Total U.S. Government Agencies
(Cost $824,053)		835,042

U.S. GOVERNMENT OBLIGATIONS – 34.9%

U.S. Treasury Bonds – 6.2%
8.75%, 8/15/20	450	650
7.88%, 2/15/21	1,550	2,174
8.00%, 11/15/21	1,125	1,610
7.13%, 2/15/23	2,000	2,784
6.25%, 8/15/23	11,550	15,286
7.63%, 2/15/25	165	244
6.00%, 2/15/26	11,750	15,539
6.13%, 11/15/27	9,000	12,149
6.25%, 5/15/30	6,000	8,331
5.38%, 2/15/31	4,000	5,101
4.50%, 2/15/36	475	549
4.75%, 2/15/37	6,335	7,570
5.00%, 5/15/37	4,575	5,653
4.38%, 2/15/38	6,890	7,802
4.50%, 5/15/38	1,700	1,961
3.50%, 2/15/39	6,000	5,886
4.25%, 5/15/39	9,250	10,273
4.50%, 8/15/39	8,000	9,236
4.38%, 11/15/39	7,000	7,925

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 34.9% – continued

U.S. Treasury Bonds – 6.2% – continued
4.63%, 2/15/40	$7,250	$8,527
4.38%, 5/15/40	1,000	1,131
3.88%, 8/15/40	9,000	9,378
3.75%, 8/15/41	4,000	4,066
3.13%, 2/15/42	2,000	1,801
2.75%, 8/15/42	5,000	4,144
3.13%, 2/15/43	1,000	896
		150,666

U.S. Treasury Notes – 28.7%
2.38%, 8/31/14	2,500	2,551
2.38%, 9/30/14	17,000	17,381
2.38%, 10/31/14	30,000	30,721
2.13%, 11/30/14	5,000	5,114
0.13%, 12/31/14	10,000	9,995
2.63%, 12/31/14	25,000	25,765
2.25%, 1/31/15	8,000	8,219
4.00%, 2/15/15	12,000	12,623
2.50%, 3/31/15	39,000	40,325
0.25%, 7/15/15	10,000	9,993
1.75%, 7/31/15	10,000	10,264
0.38%, 11/15/15	50,000	50,004
4.50%, 11/15/15	2,000	2,175
0.25%, 12/15/15	25,000	24,928
2.13%, 12/31/15	5,000	5,194
2.13%, 2/29/16	5,000	5,203
0.38%, 3/15/16	25,000	24,953
5.13%, 5/15/16	3,000	3,362
3.25%, 6/30/16	10,000	10,734
0.63%, 7/15/16	10,000	10,013
1.50%, 7/31/16	5,000	5,127
1.00%, 8/31/16	10,000	10,106
1.00%, 9/30/16	25,000	25,258
1.00%, 10/31/16	5,000	5,047
4.63%, 11/15/16	2,600	2,914
0.88%, 11/30/16	30,000	30,134
0.88%, 1/31/17	20,000	20,048
4.63%, 2/15/17	500	563
1.00%, 3/31/17	12,000	12,055
3.13%, 4/30/17	7,000	7,553
4.50%, 5/15/17	1,850	2,087
0.63%, 5/31/17	15,000	14,831
4.75%, 8/15/17	2,400	2,744
0.63%, 8/31/17	5,000	4,922
0.63%, 9/30/17	7,000	6,880

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 34.9% – continued

U.S. Treasury Notes – 28.7% – continued
4.25%, 11/15/17	$2,950	$3,326
0.75%, 12/31/17	10,000	9,830
0.88%, 1/31/18	10,000	9,869
3.50%, 2/15/18	6,250	6,866
0.75%, 2/28/18	5,000	4,903
3.88%, 5/15/18	3,300	3,690
1.38%, 7/31/18	10,000	10,018
4.00%, 8/15/18	10,290	11,604
1.50%, 8/31/18	11,500	11,576
3.75%, 11/15/18	2,300	2,566
2.75%, 2/15/19	18,000	19,153
1.38%, 2/28/19	4,000	3,969
0.88%, 7/31/19	2,000	1,909
3.63%, 8/15/19	18,000	19,980
3.38%, 11/15/19	16,000	17,550
3.63%, 2/15/20	5,000	5,555
1.13%, 4/30/20	4,000	3,803
3.50%, 5/15/20	5,000	5,514
1.38%, 5/31/20	15,000	14,474
2.63%, 8/15/20	3,000	3,131
2.63%, 11/15/20	3,000	3,120
3.63%, 2/15/21	12,000	13,278
2.13%, 8/15/21	36,000	35,708
1.63%, 8/15/22	19,000	17,700
		698,878
Total U.S. Government Obligations
(Cost $829,094)		849,544

MUNICIPAL BONDS – 0.9%

Arizona – 0.0%

Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds, 5.27%, 7/1/34	100	104

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	115
		219

California – 0.3%

Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds, 6.26%, 4/1/49	425	512

Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	183

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

California – 0.3% – continued

Bay Area Toll Authority Bridge TRB, Series S3, Build America Bonds, 6.91%, 10/1/50	$150	$184

California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	135	158
7.60%, 11/1/40	400	523

California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds, 8.36%, 10/1/34	50	61

California State Taxable G.O. Unlimited Bonds, Build America Bonds, 7.63%, 3/1/40	405	530

California State Taxable Pension G.O. Unlimited Refunding Bonds, Series A, Build America Bonds, 7.30%, 10/1/39	920	1,160

California State Various Purpose Taxable G.O. Unlimited Bonds, 6.20%, 3/1/19	200	233

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	759

East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	344

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	186

Los Angeles Department of Airports Direct Pay TRB, Build America Bonds, 6.58%, 5/15/39	250	296

Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds, 6.76%, 7/1/34	290	354

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	370

Metropolitan Water District of Southern California TRB, Issuer Subseries A, Build America Bonds, 6.95%, 7/1/40	100	112

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

California – 0.3% – continued

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	$100	$115

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	92

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds, 6.00%, 11/1/40	300	335

University of California Revenue Bonds, Build America Bonds, 5.95%, 5/15/45	150	166

University of California Revenue Bonds, Build America Bonds, Regents University, 6.27%, 5/15/31	200	218
		6,891

Colorado – 0.0%

Denver City & County G.O. Unlimited Bonds, Build America Bonds, 5.65%, 8/1/30	250	288

Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding), 5.66%, 12/1/33	50	53
		341

Connecticut – 0.0%

Connecticut State G.O. Unlimited Bonds, Build America Bonds, 5.63%, 12/1/29	165	181

Connecticut State G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	334
		515

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	34

Florida – 0.0%

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 2.11%, 7/1/18	500	488

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Georgia – 0.0%

Municipal Electric Authority of Georgia Plant Vogtle Units TRB, Build America Bonds, 6.64%, 4/1/57	$70	$72
6.66%, 4/1/57	100	102
7.06%, 4/1/57	300	301
		475

Illinois – 0.1%

Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds, 6.32%, 11/1/29	160	164

Chicago Taxable G.O. Unlimited Bonds, Project C1, 7.78%, 1/1/35	100	109

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A, 6.90%, 12/1/40	300	337

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	147

Illinois State Taxable G.O. Unlimited Bonds, Build America Bonds, 6.63%, 2/1/35	750	745

Illinois State Taxable G.O. Unlimited Bonds, 4.42%, 1/1/15	100	103
5.67%, 3/1/18	300	327

Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	705	623
		2,555

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	245

Massachusetts State School Building Authority Sales TRB, Build America Bonds, 5.72%, 8/15/39	100	113
		358

Mississippi – 0.0%

Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	105

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Nevada – 0.1%

Clark County Airport Revenue Bonds, Series B, Build America Bonds, 6.88%, 7/1/42	$355	$383

Clark County Airport System TRB, Series C, Build America Bonds, 6.82%, 7/1/45	200	245
		628

New Jersey – 0.1%

New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured), 7.43%, 2/15/29	100	123

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	232

New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds, 6.10%, 12/15/28	300	323

New Jersey State Turnpike Authority TRB, Series A, Build America Bonds, 7.10%, 1/1/41	425	534

New Jersey State Turnpike Authority TRB, Series F, Build America Bonds, 7.41%, 1/1/40	125	163

Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured), 5.67%, 5/1/40	145	156
		1,531

New York – 0.1%

Metropolitan Transportation Authority Dedicated Fund TRB, Build America Bonds, 7.34%, 11/15/39	75	99

Metropolitan Transportation Authority TRB, Build America Bonds, 6.69%, 11/15/40	100	118

Metropolitan Transportation Authority TRB, Series E, Build America Bonds, 6.81%, 11/15/40	60	72

New York City G.O. Unlimited Bonds, Build America Bonds, 5.52%, 10/1/37	100	106

New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds, 5.85%, 6/1/40	85	97

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

New York – 0.1% – continued

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	$200	$225
5.72%, 6/15/42	250	280

New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	259

New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured, 5.77%, 8/1/36	300	340

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	250	271

New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds, 5.63%, 3/15/39	75	81

New York State Urban Development Corp. TRB, Build America Bonds, 5.77%, 3/15/39	100	109

Port Authority of New York & New Jersey Consolidated 160th TRB (G.O. of Authority Insured), 5.65%, 11/1/40	200	217

Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured), 5.65%, 11/1/40	350	381

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured), 4.93%, 10/1/51	250	239
		2,894

Ohio – 0.1%

American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds, 6.45%, 2/15/44	200	214

American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	389

North East Regional Sewer District Improvement TRB, Build America Bonds, 6.04%, 11/15/40	145	155

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Ohio – 0.1% – continued

Ohio State University TRB, Series A, 4.80%, 6/1/11(1)	$200	$174

Ohio State University TRB, Series C, Build America Bonds, 4.91%, 6/1/40	190	193

Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund, 4.88%, 12/1/34	90	91
		1,216

Oregon – 0.0%

Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds, 5.83%, 11/15/34	200	232

Pennsylvania – 0.0%

State Public School Building Authority TRB, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	200	206

Puerto Rico – 0.0%

Puerto Rico Commonwealth Government Development Bank TRB, Series B, Senior Notes, 3.67%, 5/1/14	150	148
4.70%, 5/1/16	100	83
		231

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate TRB, Series B, Build America Bonds, 6.73%, 7/1/43	100	111

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	185

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.), 6.45%, 2/15/35	200	225

Houston Taxable G.O. Limited Refunding Bonds, Series A, Pension Obligation, 6.29%, 3/1/32	300	340

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Texas – 0.1% – continued

North Texas Tollway Authority TRB, Series B, Build America Bonds, 6.72%, 1/1/49	$125	$151

San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	235

Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	226

Texas State Transportation Commission TRB, Series B, First Tier, 5.18%, 4/1/30	300	330

University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	101

University of Texas Revenue Bonds, Series D, Build America Bonds, 5.13%, 8/15/42	190	201
		1,994

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	95	95

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds, 5.49%, 11/1/39	80	87

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	100	108

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	100	105
		300
Total Municipal Bonds
(Cost $19,688)		21,419

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0% (8)

Escrow Lehman Brothers Holdings Capital Trust VII (9)	50,000	$–
Total Other
(Cost $39)		–

INVESTMENT COMPANIES – 4.3%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (10)(11)	104,723,860	$104,724
Total Investment Companies
(Cost $104,724)		104,724

Total Investments – 104.0%
(Cost $2,472,154)		2,530,685

Liabilities less Other Assets – (4.0)%		(97,157)
NET ASSETS – 100.0%		$2,433,528

(1)	Century bond maturing in 2111.
(2)	Century bond maturing in 2112.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $3,104,000 or 0.1% of net assets. Additional information on the restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
CareFusion Corp., 3.30%, 3/1/23	3/6/13	$130

Eaton Corp., 1.50%, 11/2/17	11/14/12	215

Eaton Corp., 2.75%, 11/2/22	12/28/12-1/7/13	997

Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18	2/28/13	245

Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	2/28/13	144

Nabors Industries, Inc., 2.35%, 9/15/16	9/4/13	35

Union Pacific Corp., 3.65%, 2/15/24	3/14/07-7/20/10	729

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Zoetis, Inc., 1.88%, 2/1/18	1/16/13	$40

Zoetis, Inc., 3.25%, 2/1/23	1/29/13	499

Zoetis, Inc., 4.70%, 2/1/43	1/16/13	40

(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	When-Issued Security.
(7)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(8)	Security listed as “escrow” is considered to be worthless.
(9)	Issuer has defaulted on terms of debt obligation.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(11)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $187,561,000 with net sales of approximately $82,837,000 during the six months ended September 30, 2013.

Percentages shown are based on Net Assets.

At September 30, 2013, the credit quality distribution for the Bond Index Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Agency	25.5%
U.S. Treasury	40.8
AAA	3.9
AA	4.4
A	10.8
BBB	9.9
Cash Equivalents	4.7

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$53,518	(1)	$–	$53,518
Corporate Bonds	–	455,378	(1)	–	455,378
Foreign Issuer Bonds	–	211,060	(1)	–	211,060
U.S. Government Agencies	–	835,042	(1)	–	835,042
U.S. Government Obligations	–	849,544	(1)	–	849,544
Municipal Bonds	–	21,419	(1)	–	21,419
Investment Companies	104,724	–		–	104,724
Total Investments	$104,724	$2,425,961		$–	$2,530,685

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S.TREASURY INDEX FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 97.9%

U.S. Treasury Bonds – 11.0%
6.88%, 8/15/25	$200	$282
6.00%, 2/15/26	275	364
6.50%, 11/15/26	75	104
6.38%, 8/15/27	115	158
6.13%, 11/15/27	275	371
5.50%, 8/15/28	150	192
5.25%, 11/15/28	175	219
5.25%, 2/15/29	225	281
6.25%, 5/15/30	225	312
5.38%, 2/15/31	300	383
4.50%, 2/15/36	275	318
4.75%, 2/15/37	175	209
5.00%, 5/15/37	100	124
4.38%, 2/15/38	150	170
4.50%, 5/15/38	255	294
3.50%, 2/15/39	350	343
4.25%, 5/15/39	300	333
4.50%, 8/15/39	325	375
4.38%, 11/15/39	450	509
4.63%, 2/15/40	350	412
4.38%, 5/15/40	615	696
3.88%, 8/15/40	400	417
4.25%, 11/15/40	325	360
4.75%, 2/15/41	425	509
4.38%, 5/15/41	450	509
3.75%, 8/15/41	500	508
3.13%, 11/15/41	700	631
3.13%, 2/15/42	700	630
3.00%, 5/15/42	485	425
2.75%, 8/15/42	850	705
2.75%, 11/15/42	775	641
3.13%, 2/15/43	830	744
2.88%, 5/15/43	875	743
3.63%, 8/15/43	600	593
		13,864

U.S. Treasury Notes – 86.9%
0.50%, 10/15/14	1,950	1,957
0.38%, 11/15/14	2,400	2,406
0.25%, 11/30/14	2,500	2,503
0.13%, 12/31/14	2,550	2,549
0.25%, 1/31/15	1,250	1,251
4.00%, 2/15/15	1,650	1,736
0.25%, 2/28/15	750	750

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 97.9% – continued

U.S. Treasury Notes – 86.9% – continued
2.38%, 2/28/15	$1,100	$1,134
0.38%, 3/15/15	250	251
0.25%, 3/31/15	600	600
2.50%, 3/31/15	750	775
0.13%, 4/30/15	750	749
0.25%, 5/15/15	1,700	1,700
0.25%, 5/31/15	1,350	1,350
2.13%, 5/31/15	1,250	1,289
0.38%, 6/30/15	1,000	1,002
1.88%, 6/30/15	750	771
0.25%, 7/15/15	750	749
0.25%, 7/31/15	1,000	999
1.75%, 7/31/15	550	565
0.25%, 8/15/15	750	749
4.25%, 8/15/15	1,000	1,074
0.38%, 8/31/15	1,000	1,001
1.25%, 8/31/15	1,000	1,018
0.25%, 9/30/15	1,000	998
1.25%, 9/30/15	2,075	2,113
0.38%, 11/15/15	150	150
1.38%, 11/30/15	2,000	2,043
0.25%, 12/15/15	500	499
0.38%, 1/15/16	1,800	1,799
2.00%, 1/31/16	1,450	1,503
0.38%, 2/15/16	750	749
2.13%, 2/29/16	500	520
0.38%, 3/15/16	1,000	998
2.25%, 3/31/16	950	992
0.25%, 4/15/16	700	696
0.25%, 5/15/16	1,700	1,689
1.75%, 5/31/16	1,150	1,187
0.50%, 6/15/16	500	499
3.25%, 6/30/16	1,250	1,342
0.63%, 7/15/16	1,000	1,001
1.50%, 7/31/16	650	666
0.63%, 8/15/16	1,000	1,001
4.88%, 8/15/16	900	1,009
1.00%, 8/31/16	250	253
3.00%, 8/31/16	300	321
0.88%, 9/15/16	500	504
1.00%, 9/30/16	825	833
3.00%, 9/30/16	700	749
1.00%, 10/31/16	250	252
3.13%, 10/31/16	1,200	1,289

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 97.9% – continued

U.S. Treasury Notes – 86.9% – continued
0.88%, 11/30/16	$600	$603
2.75%, 11/30/16	900	957
0.88%, 12/31/16	600	602
0.88%, 1/31/17	250	251
3.13%, 1/31/17	1,300	1,400
4.63%, 2/15/17	500	563
3.00%, 2/28/17	1,250	1,342
1.00%, 3/31/17	1,300	1,306
0.88%, 4/30/17	500	500
0.63%, 5/31/17	1,250	1,236
2.75%, 5/31/17	450	480
2.50%, 6/30/17	950	1,004
2.38%, 7/31/17	1,600	1,682
0.63%, 8/31/17	150	148
0.63%, 9/30/17	350	344
0.75%, 10/31/17	500	493
0.63%, 11/30/17	1,150	1,127
0.88%, 1/31/18	1,250	1,234
3.50%, 2/15/18	650	714
0.75%, 2/28/18	500	490
0.75%, 3/31/18	500	489
2.88%, 3/31/18	750	804
0.63%, 4/30/18	250	243
2.63%, 4/30/18	650	690
3.88%, 5/15/18	200	224
1.00%, 5/31/18	1,000	987
1.38%, 6/30/18	1,000	1,003
1.38%, 7/31/18	1,000	1,002
4.00%, 8/15/18	500	564
1.50%, 8/31/18	1,500	1,510
1.38%, 9/30/18	1,500	1,499
3.75%, 11/15/18	300	335
1.38%, 11/30/18	500	498
2.75%, 2/15/19	1,800	1,915
3.13%, 5/15/19	750	813
1.13%, 5/31/19	900	875
3.63%, 8/15/19	1,000	1,110
1.00%, 8/31/19	475	456
1.00%, 9/30/19	750	718
1.25%, 10/31/19	750	728
3.38%, 11/15/19	650	713
1.13%, 12/31/19	950	911
1.38%, 1/31/20	650	632
3.63%, 2/15/20	1,000	1,111

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 97.9% – continued

U.S. Treasury Notes – 86.9% – continued
1.25%, 2/29/20	$600	$577
1.13%, 3/31/20	500	476
1.13%, 4/30/20	500	475
3.50%, 5/15/20	750	827
1.38%, 5/31/20	950	917
1.88%, 6/30/20	750	747
2.00%, 7/31/20	1,000	1,002
2.13%, 8/31/20	1,250	1,261
2.00%, 9/30/20	400	400
2.63%, 11/15/20	1,325	1,378
3.63%, 2/15/21	500	553
3.13%, 5/15/21	725	775
2.13%, 8/15/21	1,000	992
2.00%, 11/15/21	750	733
2.00%, 2/15/22	675	656
1.75%, 5/15/22	900	852
1.63%, 8/15/22	900	838
1.63%, 11/15/22	1,250	1,157
2.00%, 2/15/23	1,525	1,452
1.75%, 5/15/23	1,525	1,413
2.50%, 8/15/23	1,000	990
		109,360
Total U.S. Government Obligations
(Cost $123,122)		123,224

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.7%

Northern Institutional Funds - U.S. Government Portfolio, 0.01% (1)(2)	4,709,582	$4,710
Total Investment Companies
(Cost $4,710)		4,710

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.08%, 10/17/13 (3)	$500	$500
Total Short-Term Investments
(Cost $500)		500

Total Investments – 102.0%
(Cost $128,332)		128,434

Liabilities less Other Assets – (2.0)%		(2,554)
NET ASSETS – 100.0%		$125,880

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $367,000 with net purchases of approximately $4,343,000 during the six months ended September 30, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2013, the U.S. Treasury Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
5-Year U.S. Treasury Note	36	$4,358	Long	12/13	$54

At September 30, 2013, the credit quality distribution for the U.S. Treasury Index Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	96.3%
Cash Equivalents	3.7

Total	100.0%

*Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$–	$123,224	(1)	$–	$123,224
Investment Companies	4,710	–		–	4,710
Short-Term Investments	–	500		–	500
Total Investments	$4,710	$123,724		$–	$128,434

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$54	$–		$–	$54

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

CMBS	Commercial Mortgage-Backed Securities
EDA	Economic Development Authority
G.O.	General Obligation
NATL-RE	National Public Finance Guarantee Corporation
PSF	Permanent School Fund
TRB	Tax Revenue Bonds

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

FIXED INCOME INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2013 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 47 funds as of September 30, 2013, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, both of which are diversified portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Prior to November 17, 2012, the U.S. Treasury Index Fund operated as the U.S. Treasury Index Portfolio (the “Predecessor Fund”), an investment portfolio of the Northern Institutional Funds. The Predecessor Fund was authorized to issue three classes of shares: Class A, Class C and Class D. Each class was distinguished by the level of administrative, liaison and transfer agent services provided. Effective October 13, 2011, the Class C Share and Class D Share classes of the Predecessor Fund were closed to investment by new accounts. At the close of business on November 28, 2011, shareholders who held Class C Shares and Class D Shares of the Predecessor Fund had their shares automatically converted to Class A Shares of the same Predecessor Fund on the basis of the relative net asset value per share of the respective share classes as of the close of business on November 28, 2011. On November 16, 2012, the Predecessor Fund was reorganized into the U.S. Treasury Index Fund, pursuant to a Plan of Reorganization approved by the Predecessor Fund’s Board of Trustees on August 9, 2012 (the “Reorganization”). At the time of Reorganization, the Predecessor Fund transferred all of its assets to the U.S. Treasury Index Fund in exchange for shares of the U.S. Treasury Index Fund and the U.S. Treasury Index Fund’s assumption of all the liabilities of the Predecessor Fund. Upon closing of the Reorganization, holders of the Predecessor Fund’s Class A shares received shares of the U.S. Treasury Index Fund. The Reorganization was tax-free.

Prior to the Reorganization, the U.S. Treasury Index Fund had no net assets or operations and therefore, activity shown in the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of the Predecessor Fund. The cost basis of the investments transferred from the Predecessor Fund was carried forward to the Fund for accounting and tax purposes.

The U.S. Treasury Index Fund’s fiscal year end and tax year end changed from November 30 to March 31.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Short-term investments with a maturity of 60 days or less

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NOTES TO THE FINANCIAL STATEMENTS continued

are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The NTGI PVC is responsible for making the final determination of the fair value of a security. In making its determination, the NTGI PVC considers factors that it deems appropriate to the determination of the fair value of a security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS The Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts, in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2013, the U.S. Treasury Index Fund had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $500,000. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES The Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and

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records cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2013, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) MORTGAGE DOLLAR ROLLS The Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) FUND SECURITIES LOANED The Predecessor Fund participated in Northern Trust’s securities lending program and loaned a portion of its investment portfolio to securities lending borrowers (e.g. brokers approved by Northern Trust). Northern Trust received collateral for the Predecessor Fund, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Predecessor Fund in connection with such loans. Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Predecessor Fund held invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, an affiliated money market fund. Non-cash collateral was held in custody for the Predecessor Fund. The Predecessor Fund did not exercise effective control over the non-cash collateral received. The value of the collateral was monitored daily to ensure the value of such collateral met or exceeded the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral might have been subject to legal proceedings.

The Predecessor Fund earned income on portfolio securities loaned, and received compensation for lending its securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Predecessor Fund from securities lending was based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Predecessor Fund paid fees to Northern Trust for administering the securities lending program. The fees were typically based on a percentage of the revenue generated from the lending activities. Income from securities lending (net of fees) is disclosed as investment income in the Predecessor Fund’s Statement of Operations.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns. These reclassifications have no

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NOTES TO THE FINANCIAL STATEMENTS continued

impact on the net assets or the net asset values per share of the Funds. At March 31, 2013, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Bond Index	$5,933	$(5,933)

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2012 through the fiscal year ended March 31, 2013, the following Fund incurred net capital losses and/or net currency losses for which the Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Bond Index	$3,743

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, and for the Predecessor Fund, for the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Funds as of March 31, 2013.

At March 31, 2013, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN (LOSSES)
Bond Index	$1,123	$1,946	$135,727
U.S. Treasury Index	35	954	3,672

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, for the Bond Index Fund was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$75,771	$12,285

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, for the Bond Index Fund was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$74,729	$4,483

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the four months ended March 31, 2013 for the U.S. Treasury Index Fund was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
U.S. Treasury Index	$ —	$987	$4,277

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2012 for the U.S. Treasury Index Fund was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
U.S. Treasury Index	$ —	$2,022	$2,761

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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SEPTEMBER 30, 2013 (UNAUDITED)

The tax character of distributions paid by the Predecessor Fund during the fiscal year ended November 30, 2011 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Predecessor	$ —	$2,975	$2,357

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2013, neither Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2010 through March 31, 2012 or November 30, 2010 through November 30, 2012 as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2013.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2013.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 22, 2013, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 25, 2013 and will expire on November 24, 2014, unless renewed.

At September 30, 2013, the Funds did not have any outstanding borrowings. The Funds did not have any borrowings or incur any interest expense for six months ended September 30, 2013.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2013, the investment adviser contractually agreed to reimburse a portion of each Fund’s expenses (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; and extraordinary expenses and interest, if any) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by administrator and/or adviser as a reduction to Total Expenses in the Statements of Operations.

The contractual reimbursement arrangement is expected to continue until at least July 31, 2014. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by the investment adviser or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

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NOTES TO THE FINANCIAL STATEMENTS continued

The advisory fees for the Bond Index and U.S. Treasury Index Funds for the six months ended September 30, 2013 were based on the following annual rates as set forth in the table below. The table below also sets forth the expense limitations for the six months ended September 30, 2013 for the Funds.

	CONTRACTUAL
	ANNUAL ADVISORY FEE	EXPENSE LIMITATION
Bond Index	0.15%	0.15%
U.S. Treasury Index	0.30%	0.15%

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets of the Funds. The transfer agent fees are reflected in the Funds’ Statements of Operations.

For compensation as administrator, NTI is entitled to receive an administration fee, accrued daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. The administration fees are reflected in each Fund’s Statement of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Bond Index and U.S. Treasury Index Funds currently invest uninvested cash in the Diversified Assets Portfolio or the U.S. Government Portfolio (the “Portfolios”) of Northern Institutional Funds, respectively, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Accordingly, each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio, or the U.S. Government Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by administrator and/or adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

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7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$970,710	$304,982	$(1,337,837)	$(37,983)
U.S. Treasury Index	44,361	—	(49,328)	—

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2013, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Bond Index	$84,629	$(26,152)	$58,477	$2,472,208
U.S. Treasury Index	1,498	(1,456)	42	128,392

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2013 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	33,750	$359,474	604	$6,408	(45,512)	$(482,748)	(11,158)	$(116,866)
U.S. Treasury Index	1,249	27,472	30	646	(1,418)	(31,130)	(139)	(3,012)

Transactions in capital shares for the fiscal year or period ended March 31, 2013 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	68,727	$756,141	2,649	$29,051	(58,196)	$(639,217)	13,180	$145,975
U.S. Treasury Index	798	17,751	202	4,508	(1,053)	(23,490)	(53)	(1,231)

Transactions in capital shares/Class A shares for the fiscal year ended November 30, 2012 for the U.S. Treasury Index Fund were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Treasury Index	8,321	$193,695	183	$4,224	(8,361)	$(194,594)	143	$3,325

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NOTES TO THE FINANCIAL STATEMENTS continued

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets and Liabilities as of September 30, 2013:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
U.S. Treasury Index	Equity contracts	Net Assets —Unrealized appreciation	$54	*	Net Assets — Unrealized depreciation	$—	*	Credit Suisse

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2013:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
U.S. Treasury Index	Equity contracts	Net realized gains (losses) on futures contracts	$(136)

Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
U.S. Treasury Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$54

Volume of derivative activity for the six months ended September 30, 2013*:

	FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
U.S. Treasury Index	4	$3,487

*	Activity during the period is measured by number of trades during the period and average notional amount for futures equity contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for,

FIXED INCOME INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the item noted in Note 4 - Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2013 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/13 - 9/30/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 80), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.15%	$1,000.00	$980.70	$0.74
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

U.S. TREASURY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.15%	$1,000.00	$981.30	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

FIXED INCOME INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT	SEPTEMBER 30, 2013 (UNAUDITED)

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement, including reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management (advisory and administrative) fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to the pricing and fund accounting systems made during the year and other investments in technology, including the trade order management system used to process certain trades. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. In addition, they noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT continued SEPTEMBER 30, 2013 (UNAUDITED)

one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees concluded based on the information received, that the Funds were satisfactorily tracking their respective benchmarks.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were not waived by Northern of the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also considered the additional contractual expense reimbursements that were in effect during the past year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees reviewed information on the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees considered that each of the Funds’ total operating expense ratios after reimbursement of expenses was below its respective Lipper peer objective median, although the Funds’ contractual management fee rates were higher than their respective Lipper peer group medians. The Trustees reviewed information comparing the Bond Index Fund’s advisory fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the U.S. Treasury Index Fund. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the advisory fees paid by the Funds were reasonable in light of the services provided by Northern, its costs and the Funds’ asset levels, and that the Advisory Agreement should be approved and continued.

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FIXED INCOME INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

26	CALIFORNIA TAX-EXEMPT FUND

30	HIGH YIELD MUNICIPAL FUND

35	INTERMEDIATE TAX-EXEMPT FUND

51	SHORT-INTERMEDIATE TAX-EXEMPT FUND

77	TAX-EXEMPT FUND

86	ABBREVIATIONS AND OTHER INFORMATION

87	NOTES TO THE FINANCIAL STATEMENTS

94	FUND EXPENSES

96	APPROVAL OF ADVISORY AGREEMENT

100	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
ASSETS:
Investments, at cost	$86,500	(1)	$357,049	(2)
Investments, at value	$90,319	(3)	$367,676	(4)
Dividend income receivable	–		–
Interest income receivable	899		3,970
Receivable for securities sold	301		5,587
Receivable for fund shares sold	10		264
Receivable from investment adviser	9		24
Prepaid and other assets	7		6
Total Assets	91,545		377,527
LIABILITIES:
Payable for securities purchased	–		9,577
Payable for when-issued securities	2,312		6,153
Payable for fund shares redeemed	45		650
Distributions to shareholders	51		186
Payable to affiliates:
Investment advisory fees	8		33
Administration fees	2		9
Custody and accounting fees	2		1
Shareholder servicing fees	1		–
Transfer agent fees	2		6
Trustee fees	5		5
Accrued other liabilities	14		26
Total Liabilities	2,442		16,646
Net Assets	$89,103		$360,881
ANALYSIS OF NET ASSETS:
Capital stock	$85,667		$356,268
Accumulated undistributed net investment loss	(10)		(4)
Accumulated undistributed net realized loss	(373)		(6,010)
Net unrealized appreciation	3,819		10,627
Net Assets	$89,103		$360,881
Shares Outstanding ($.0001 par value, unlimited authorization)	8,491		34,774
Net Asset Value, Redemption and Offering Price Per Share	$10.49		$10.38

(1)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $2,402, $1,953, $307,757, $94,931 and $41,839, respectively.
(2)	Amounts include cost from the California Municipal Money Market Fund of the Northern Funds of $5,292 and $5,826, respectively.
(3)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $2,402, $1,953, $307,757, $94,931 and $41,839, respectively.
(4)	Amounts include value from the California Municipal Money Market Fund of the Northern Funds of $5,292 and $5,826, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2013 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND

$127,020	(2)	$241,605	(1)	$2,522,604	(1)	$1,201,535	(1)	$922,659	(1)
$133,799	(4)	$252,921	(3)	$2,539,298	(3)	$1,225,109	(3)	$937,848	(3)
–		–		2		1		–
1,434		4,280		24,840		13,309		11,528
3,507		5,013		22,440		–		8,652
21		15		1,408		1,994		1,489
12		8		166		69		62
5		3		15		26		7
138,778		262,240		2,588,169		1,240,508		959,586

4,931		–		40,470		–		24,800
4,110		–		16,774		8,510		5,569
376		584		3,889		390		1,185
83		213		984		290		569

12		28		223		101		84
3		6		62		30		23
2		3		9		6		4
22		8		207		–		29
2		4		42		20		15
5		5		14		7		10
19		21		45		29		33
9,565		872		62,719		9,383		32,321
$129,213		$261,368		$2,525,450		$1,231,125		$927,265

$123,227		$285,887		$2,518,496		$1,208,987		$923,903
(1)		–		(200)		(289)		(260)
(792)		(35,835)		(9,540)		(1,147)		(11,567)
6,779		11,316		16,694		23,574		15,189
$129,213		$261,368		$2,525,450		$1,231,125		$927,265
11,621		31,378		244,461		117,750		89,800
$11.12		$8.33		$10.33		$10.46		$10.33

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$2,119	$6,654
Dividend income	–	2 (1)
Total Investment Income	2,119	6,656
EXPENSES:
Investment advisory fees	317	1,132
Administration fees	86	309
Custody and accounting fees	27	57
Transfer agent fees	58	206
Registration fees	7	7
Printing fees	15	14
Professional fees	16	16
Shareholder servicing fees	9	8
Trustee fees	5	5
Other	5	5
Total Expenses	545	1,759
Less expenses reimbursed by investment adviser	(285)	(833)
Net Expenses	260	926
Net Investment Income	1,859	5,730
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(681)	(6,512)
Net change in unrealized appreciation (depreciation)
Investments	(5,358)	(11,664)
Net Losses	(6,039)	(18,176)
Net Decrease in Net Assets Resulting from Operations	$(4,180)	$(12,446)

(1)	Amounts include dividend income from the California Municipal Money Market Fund of the Northern Funds of $2 and $1, respectively.
(2)	Amounts include dividend income from the Tax-Exempt Portfolio of the Northern Institutional Funds of $12, $5 and $3, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$2,750	$8,105	$32,675	$11,405	$20,247
1 (1)	—	12 (2)	5 (2)	3 (2)
2,751	8,105	32,687	11,410	20,250

409	966	6,769	3,006	2,943
112	223	1,888	902	803
32	46	270	138	125
74	149	1,259	601	535
6	12	17	16	15
7	6	19	11	14
16	16	26	21	21
69	24	433	30	101
5	5	17	11	11
5	5	16	10	10
735	1,452	10,714	4,746	4,578
(400)	(262)	(5,212)	(2,050)	(2,180)
335	1,190	5,502	2,696	2,398
2,416	6,915	27,185	8,714	17,852

(3,043)	2,702	(19,830)	(863)	(22,972)

(6,048)	(26,882)	(70,450)	(13,322)	(44,334)
(9,091)	(24,180)	(90,280)	(14,185)	(67,306)
$(6,675)	$(17,265)	$(63,095)	$(5,471)	$(49,454)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013
OPERATIONS:
Net investment income	$1,859	$3,731	$5,730	$10,666
Net realized gains (losses)	(681)	874	(6,512)	4,581
Net change in unrealized appreciation (depreciation)	(5,358)	1,802	(11,664)	2,345
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,180)	6,407	(12,446)	17,592
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(25,697)	2,997	(32,765)	64,007
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,697)	2,997	(32,765)	64,007
DISTRIBUTIONS PAID:
From net investment income	(1,859)	(3,741)	(5,730)	(10,885)
From net realized gains	–	(1,440)	–	(4,283)
Total Distributions Paid	(1,859)	(5,181)	(5,730)	(15,168)
Total Increase (Decrease) in Net Assets	(31,736)	4,223	(50,941)	66,431
NET ASSETS:
Beginning of period	120,839	116,616	411,822	345,391
End of period	$89,103	$120,839	$360,881	$411,822
Accumulated Undistributed Net Investment Loss	$(10)	$(10)	$(4)	$(4)

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2013

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013

$2,416	$4,755	$6,915	$16,489	$27,185	$49,885	$8,714	$17,051	$17,852	$33,999
(3,043)	4,658	2,702	8,022	(19,830)	40,432	(863)	2,968	(22,972)	33,813
(6,048)	2,365	(26,882)	9,030	(70,450)	6,887	(13,322)	(6,335)	(44,334)	(438)
(6,675)	11,778	(17,265)	33,541	(63,095)	97,204	(5,471)	13,684	(49,454)	67,374

(25,809)	12,218	(41,773)	(88,587)	78,387	244,868	67,271	72,316	(180,027)	17,489
(25,809)	12,218	(41,773)	(88,587)	78,387	244,868	67,271	72,316	(180,027)	17,489

(2,416)	(4,756)	(6,915)	(16,489)	(27,184)	(50,163)	(8,714)	(18,806)	(17,852)	(34,192)
–	(4,379)	–	–	–	(49,200)	(284)	(1,859)	–	(30,438)
(2,416)	(9,135)	(6,915)	(16,489)	(27,184)	(99,363)	(8,998)	(20,665)	(17,852)	(64,630)
(34,900)	14,861	(65,953)	(71,535)	(11,892)	242,709	52,802	65,335	(247,333)	20,233

164,113	149,252	327,321	398,856	2,537,342	2,294,633	1,178,323	1,112,988	1,174,598	1,154,365
$129,213	$164,113	$261,368	$327,321	$2,525,450	$2,537,342	$1,231,125	$1,178,323	$927,265	$1,174,598
$(1)	$(1)	$–	$–	$(200)	$(201)	$(289)	$(289)	$(260)	$(260)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$11.03		$10.91		$10.08		$10.34		$9.92	$10.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.35		0.36		0.36		0.38	0.40
Net realized and unrealized gains (losses)	(0.54)		0.26		0.87		(0.23)		0.42	(0.09)
Total from Investment Operations	(0.37)		0.61		1.23		0.13		0.80	0.31
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.35)		(0.36)		(0.36)		(0.38)	(0.40)
From net realized gains	–		(0.14)		(0.04)		(0.03)		–	–
Total Distributions Paid	(0.17)		(0.49)		(0.40)		(0.39)		(0.38)	(0.40)
Net Asset Value, End of Period	$10.49		$11.03		$10.91		$10.08		$10.34	$9.92
Total Return(1)	(3.33)%		5.63%		12.30%		1.23%		8.11%	3.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$89,103		$120,839		$116,616		$101,318		$102,059	$84,461
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.67	%(3)	0.74	%(3)	0.75%	0.75%
Expenses, before reimbursements and credits	0.95%		0.93%		0.94%		0.94%		0.93%	0.95%
Net investment income, net of reimbursements and credits	3.23	%(3)	3.16	%(3)	3.34	%(3)	3.49	%(3)	3.66%	4.03%
Net investment income, before reimbursements and credits	2.73%		2.68%		3.07%		3.29%		3.48%	3.83%
Portfolio Turnover Rate	10.03%		34.54%		50.48%		48.37%		31.71%	47.59%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2013, and approximately $2,000, $2,000 and $7,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.84		$10.74		$10.04		$10.15		$9.79	$9.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.32		0.34		0.32		0.32	0.33
Net realized and unrealized gains (losses)	(0.46)		0.23		0.70		(0.07)		0.36	(0.15)
Total from Investment Operations	(0.31)		0.55		1.04		0.25		0.68	0.18
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.33)		(0.34)		(0.32)		(0.32)	(0.33)
From net realized gains	–		(0.12)		–		(0.04)		–	–
Total Distributions Paid	(0.15)		(0.45)		(0.34)		(0.36)		(0.32)	(0.33)
Net Asset Value, End of Period	$10.38		$10.84		$10.74		$10.04		$10.15	$9.79
Total Return(1)	(2.89)%		5.17%		10.56%		2.36%		7.01%	1.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$360,881		$411,822		$345,391		$290,815		$265,784	$187,964
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.67	%(3)	0.74	%(3)(4)	0.75%	0.75%
Expenses, before reimbursements and credits	0.85%		0.86%		0.85%		0.86%		0.86%	0.88%
Net investment income, net of reimbursements and credits	2.78	%(3)	2.92	%(3)	3.20	%(3)	3.11	%(3)	3.17%	3.39%
Net investment income, before reimbursements and credits	2.38%		2.51%		3.02%		2.99%		3.06%	3.26%
Portfolio Turnover Rate	49.53%		55.59%		53.21%		54.12%		33.12%	30.72%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $6,000, $3,000 and $16,000, which represents less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$11.78		$11.57		$10.35		$10.80		$10.19	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.35		0.37		0.43		0.43	0.43
Net realized and unrealized gains (losses)	(0.66)		0.53		1.31		(0.27)		0.61	(0.32)
Total from Investment Operations	(0.48)		0.88		1.68		0.16		1.04	0.11
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.35)		(0.37)		(0.43)		(0.43)	(0.43)
From net realized gains	–		(0.32)		(0.09)		(0.18)		– (1)	–
Total Distributions Paid	(0.18)		(0.67)		(0.46)		(0.61)		(0.43)	(0.43)
Net Asset Value, End of Period	$11.12		$11.78		$11.57		$10.35		$10.80	$10.19
Total Return(2)	(4.02)%		7.73%		16.38%		1.44%		10.38%	1.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period(3)	$129,213		$164,113		$149,252		$114,389		$156,222	$135,296
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.66	%(4)	0.74	%(4)(5)	0.75%	0.75%
Expenses, before reimbursements and credits	0.99%		0.97%		0.99%		0.97%		0.93%	0.90%
Net investment income, net of reimbursements and credits	3.25	%(4)	2.93	%(4)	3.25	%(4)	3.94	%(4)	4.06%	4.16%
Net investment income, before reimbursements and credits	2.71%		2.41%		2.92%		3.71%		3.88%	4.01%
Portfolio Turnover Rate	75.80%		145.22%		201.67%		144.16%		91.62%	53.88%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $6,000, $3,000 and $8,000, which represents less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$9.04		$8.66		$7.77		$8.10		$7.23	$8.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.40		0.37		0.35		0.34	0.42
Net realized and unrealized gains (losses)	(0.71)		0.38		0.89		(0.33)		0.87	(1.66)
Total from Investment Operations	(0.51)		0.78		1.26		0.02		1.21	(1.24)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)		(0.40)		(0.37)		(0.35)		(0.34)	(0.42)
Total Distributions Paid	(0.20)		(0.40)		(0.37)		(0.35)		(0.34)	(0.42)
Net Asset Value, End of Period	$8.33		$9.04		$8.66		$7.77		$8.10	$7.23
Total Return(1)	(5.65)%		9.10%		16.57%		0.10%		16.90%	(14.29)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$261,368		$327,321		$398,856		$826,418		$799,779	$330,393
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.80	%(3)	0.80	%(3)	0.84	%(3)	0.84	%(3)	0.85%	0.85%
Expenses, before reimbursements and credits	0.98%		0.97%		0.94%		0.94%		0.95%	0.96%
Net investment income, net of reimbursements and credits	4.66	%(3)	4.42	%(3)	4.50	%(3)	4.25	%(3)	4.24%	5.12%
Net investment income, before reimbursements and credits	4.48%		4.25%		4.40%		4.15%		4.14%	5.01%
Portfolio Turnover Rate	6.99%		6.29%		9.19%		25.00%		12.45%	33.97%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2013, and approximately $2,000, $18,000 and $102,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.70		$10.69		$9.95		$10.30		$10.01	$10.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.23		0.25		0.28		0.31	0.35
Net realized and unrealized gains (losses)	(0.37)		0.23		0.76		(0.18)		0.37	(0.04)
Total from Investment Operations	(0.26)		0.46		1.01		0.10		0.68	0.31
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.23)		(0.25)		(0.28)		(0.31)	(0.35)
From net realized gains	–		(0.22)		(0.02)		(0.17)		(0.08)	–
Total Distributions Paid	(0.11)		(0.45)		(0.27)		(0.45)		(0.39)	(0.35)
Net Asset Value, End of Period	$10.33		$10.70		$10.69		$9.95		$10.30	$10.01
Total Return(1)	(2.40)%		4.33%		10.26%		0.98%		6.94%	3.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,525,450		$2,537,342		$2,294,633		$1,691,614		$1,646,105	$1,200,669
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.44	%(3)	0.43	%(3)	0.64	%(3)	0.72	%(3)	0.75%	0.75%
Expenses, before reimbursements and credits	0.85%		0.86%		0.85%		0.86%		0.86%	0.84%
Net investment income, net of reimbursements and credits	2.16	%(3)	2.10	%(3)	2.40	%(3)	2.70	%(3)	2.98%	3.49%
Net investment income, before reimbursements and credits	1.75%		1.67%		2.19%		2.56%		2.87%	3.40%
Portfolio Turnover Rate	50.59%		109.82%		135.53%		105.88%		111.53%	135.72%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $36,000, $170,000, $242,000 and $522,000, which represents less than 0.005, 0.01, 0.01 and 0.03 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.58		$10.65		$10.48		$10.49		$10.33	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.17		0.16		0.14		0.18	0.27
Net realized and unrealized gains (losses)	(0.12)		(0.03)		0.17		(0.01)		0.16	0.16
Total from Investment Operations	(0.04)		0.14		0.33		0.13		0.34	0.43
LESS DISTRIBUTIONS PAID:
From net investment income	(0.08)		(0.19)		(0.16)		(0.14)		(0.18)	(0.27)
From net realized gains	–	(1)	(0.02)		–		–	(1)	– (1)	–
Total Distributions Paid	(0.08)		(0.21)		(0.16)		(0.14)		(0.18)	(0.27)
Net Asset Value, End of Period	$10.46		$10.58		$10.65		$10.48		$10.49	$10.33
Total Return(2)	(0.39)%		1.27%		3.18%		1.21%		3.29%	4.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,231,125		$1,178,323		$1,112,988		$1,413,570		$1,319,330	$736,270
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.64	%(4)	0.66	%(4)	0.70%	0.70%
Expenses, before reimbursements and credits	0.79%		0.79%		0.79%		0.79%		0.79%	0.80%
Net investment income, net of reimbursements and credits	1.45	%(4)	1.58	%(4)	1.50	%(4)	1.28	%(4)	1.63%	2.63%
Net investment income, before reimbursements and credits	1.11%		1.24%		1.35%		1.15%		1.54%	2.53%
Portfolio Turnover Rate	11.59%		16.14%		16.47%		17.72%		10.07%	25.93%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $28,000, $117,000 and $547,000, which represents less than 0.005, less than 0.005, 0.01 and 0.04 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.95		$10.92		$9.95		$10.55		$10.03	$10.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.32		0.36		0.39		0.40	0.40
Net realized and unrealized gains (losses)	(0.62)		0.31		0.97		(0.41)		0.53	(0.13)
Total from Investment Operations	(0.44)		0.63		1.33		(0.02)		0.93	0.27
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.32)		(0.36)		(0.39)		(0.40)	(0.40)
From net realized gains	—		(0.28)		—		(0.19)		(0.01)	—
Total Distributions Paid	(0.18)		(0.60)		(0.36)		(0.58)		(0.41)	(0.40)
Net Asset Value, End of Period	$10.33		$10.95		$10.92		$9.95		$10.55	$10.03
Total Return(1)	(4.04)%		5.85%		13.55%		(0.26)%		9.38%	2.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$927,265		$1,174,598		$1,154,365		$932,820		$1,069,787	$891,908
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.66	%(3)	0.74	%(3)	0.75%	0.75%
Expenses, before reimbursements and credits	0.86%		0.85%		0.85%		0.86%		0.85%	0.85%
Net investment income, net of reimbursements and credits	3.33	%(3)	2.85	%(3)	3.40	%(3)	3.70	%(3)	3.83%	4.00%
Net investment income, before reimbursements and credits	2.92%		2.45%		3.21%		3.58%		3.73%	3.90%
Portfolio Turnover Rate	69.82%		167.86%		174.06%		116.83%		122.57%	166.83%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $63,000, $67,000 and $115,000, which represents less than 0.005, 0.01, 0.01 and 0.01 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7%

Arizona – 98.7%

Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	$500	$566

Arizona State School Facilities Board COPS, 5.25%, 9/1/23	2,000	2,186

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/30	1,000	1,079

Arizona State University Research Infrastructure COPS (AMBAC Insured), Prerefunded, 5.00%, 9/1/14	600	626

Arizona State University Research Infrastructure COPS (AMBAC Insured), Unrefunded Balance, 5.00%, 9/1/30	1,400	1,434

Arizona State University System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/27	1,450	1,523

Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), 5.00%, 7/1/23	1,000	1,058

Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,496

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,077

Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds, 4.00%, 7/1/19	1,915	2,098

Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), 5.00%, 7/1/25	2,000	2,211

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,113

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/22	1,000	1,122

Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,052

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

Arizona – 98.7% – continued

Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	$2,000	$2,056
5.25%, 8/1/31	1,005	1,036

Marana Municipal Property Corp. Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,225

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 5.00%, 7/1/20	510	591

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 4.50%, 7/1/21	1,190	1,302

Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 4.70%, 7/1/14	1,000	1,028

Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	680	731

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	263
5.25%, 7/1/20	1,000	1,188

Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series B, 3.00%, 7/1/24	1,000	966

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/17	1,000	1,103

Maricopa County Unified School District No. 41 Gilbert G.O. Limited Refunding Bonds, 5.00%, 7/1/21	1,500	1,746

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,076

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

Arizona – 98.7% – continued

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	$175	$197

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,126

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	500	530

Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	150	173

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,154

Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	1,000	1,151
5.00%, 7/1/19	1,510	1,751

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,174
5.00%, 7/1/23	1,000	1,139

Northern University Refunding COPS, 5.00%, 9/1/25	1,910	2,083
5.00%, 9/1/26	1,365	1,472

Northern University Research Projects COPS (AMBAC Insured), 5.00%, 9/1/26	400	408

Northern University Revenue Bonds (AGM Insured), 3.38%, 6/1/28	385	356
3.50%, 6/1/29	415	383
3.63%, 6/1/30	640	593
3.75%, 6/1/31	540	504

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien, 5.25%, 7/1/16	1,000	1,117

Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/29	1,010	1,036

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

Arizona – 98.7% – continued

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	$1,690	$1,980
5.50%, 7/1/21	1,080	1,262

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/20	1,280	1,486
5.00%, 7/1/39	530	550

Pima County Sewer Revenue Bonds, Series B, 5.00%, 7/1/25	1,000	1,105

Pima County Sewer System Revenue Bonds (AGM Insured), 5.00%, 7/1/23	1,350	1,524

Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/22	1,970	2,104

Pima County Unified School District No. 1 Tucson G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	1,000	1,158

Pima County Unified School District No. 10 G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 5.00%, 7/1/24 (1)	1,005	1,133
5.00%, 7/1/25 (1)	625	695
5.00%, 7/1/26 (1)	525	575

Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series B, School Improvement Project of 2010 (AGM Insured), 5.25%, 7/1/25	1,000	1,109

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,163

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,019

Rio Nuevo Multi-purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,107

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/37	1,000	1,036
5.00%, 1/1/39	1,225	1,272

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

Arizona – 98.7% – continued

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	$2,675	$2,982
5.00%, 7/1/34	1,480	1,609

Tempe G.O. Unlimited Bonds, 5.00%, 7/1/21	795	887

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,228

Tucson COPS (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,069
5.00%, 7/1/29	1,000	1,046

Tucson Water System Revenue Bonds, 5.00%, 7/1/25	1,825	2,022

Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), 5.00%, 7/1/25	1,590	1,772

Tucson Water System Revenue Refunding Bonds, Series A, 5.00%, 7/1/23	500	581

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,102
5.00%, 7/1/28	1,945	2,042
		87,917
Total Municipal Bonds
(Cost $84,098)		87,917

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.7%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (2)(3)	2,402,393	$2,402
Total Investment Companies
(Cost $2,402)		2,402

Total Investments – 101.4%
(Cost $86,500)		90,319

Liabilities less Other Assets – (1.4)%		(1,216)
NET ASSETS – 100.0%		$89,103

(1)	When-Issued Security.
(2)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,006,000 with net purchases of approximately $1,396,000 during the six months ended September 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	8.0%
General	22.4
General Obligation	5.3
Higher Education	8.3
School District	23.1
Utilities	6.1
Water	15.5
All other sectors less than 5%	11.3

Total	100.0%

At September 30, 2013, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.7%
AA	58.7
A	31.9
Cash and Equivalents	2.7

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$ –	$87,917	(1)	$–	$87,917
Investment Companies	2,402	–		–	2,402
Total Investments	$2,402	$87,917		$–	$90,319

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7%

California – 99.7%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects, 4.00%, 12/1/24 (1)	$1,000	$1,035
5.25%, 12/1/28 (1)	2,500	2,720

Anaheim Public Financing Authority Electric System Distribution Facilities Revenue Bonds (NATL-RE Insured), 4.75%, 10/1/27	4,000	4,121

Bay Area Government Association Infrastructure Finance Authority Revenue Bonds, State Payment Acceleration Notes (NATL Insured), 5.00%, 8/1/17	2,630	2,718
5.00%, 8/1/17	485	489

Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, 5.00%, 4/1/34	2,000	2,087
5.13%, 4/1/39	1,000	1,045

Brentwood Union School District G.O. Unlimited Refunding Bonds, 3.38%, 8/1/25	1,000	962

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	1,500	1,539

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,896

California State Department of Water Resources System Revenue Bonds, Series AM, Center Valley Project, 5.00%, 12/1/22	5,780	6,964

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	5,905

California State Educational Facilities Authority Revenue Bonds, University Southern California, 4.75%, 10/1/28	3,000	3,131

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), Partially Prerefunded, 5.38%, 6/1/26	2,220	2,238

California State G.O. Unlimited Bonds, Series 2013, Unrefunded Balance, 5.00%, 2/1/24	1,160	1,161

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured), 4.75%, 2/1/19	$85	$85

California State G.O. Unlimited Refunding Bonds, 4.50%, 10/1/29	2,000	2,024

California State Health Facilities Financing Authority Revenue Bonds, Series A, Memorial Health Services, 4.00%, 10/1/21	1,000	1,086

California State Health Facilities Financing Authority Revenue Bonds, Series A, St. Joseph Health System, 5.00%, 7/1/24	1,500	1,683

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	4,610	5,490

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,003

California State Public Works Board Lease Revenue Bonds, Series D, Departmentof Justice, 5.25%, 11/1/16	1,000	1,004

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	1,000	1,121

California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, 6.38%, 11/1/34	2,500	2,874

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	615	620

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,560

California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	$1,300	$1,414

California State University Systemwide Revenue Bonds, Series A, 5.00%, 11/1/21	6,000	7,141

California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 11/1/28	1,175	1,247

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	2,980	3,473
5.50%, 4/1/19	1,000	1,196
5.00%, 9/1/19	4,720	5,562
5.00%, 10/1/19	2,990	3,528
5.00%, 9/1/20	1,690	2,007
5.00%, 10/1/20	6,000	7,128
5.50%, 4/1/21	2,000	2,338
4.75%, 6/1/22	2,500	2,621
5.25%, 3/1/30	1,500	1,610
5.00%, 8/1/33	1,100	1,122
5.00%, 8/1/35	3,225	3,283

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	2,750	3,182

California Statewide Communities Development Authority PCR Refunding Bonds, Southern California Edison Co., 1.90%, Mandatory Put 4/1/20	4,075	3,867

Carlsbad Unified School District G.O. Unlimited CABS, 3.79%, 5/1/19 (2)	1,250	1,080

Chabot-Las Positas Community College District G.O. Unlimited Refunding Bonds, 2016 Crossover, 5.00%, 8/1/26	2,500	2,817
3.13%, 8/1/28	3,500	3,047

Chula Vista Industrial Development Revenue Refunding Bonds, Series A, San Diego Gas & Electric, 1.65%, 7/1/18	7,825	7,821

Contra Costa Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	1,250	1,497

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	$1,000	$1,043

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 4.00%, 6/1/21	5,000	5,616
5.00%, 6/1/22	1,745	2,097

East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/26	900	980

Eastern Municipal District Water & Sewer COPS, Series H, 5.00%, 7/1/33	2,000	2,071

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002, 3.03%, 8/1/23 (2)	9,940	7,017

El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,915	2,108
6.25%, 8/1/29	3,500	3,622

Foothill Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 3.25%, 1/1/20 (2)	2,150	1,882

Fremont Unified School District Alameda County G.O. Unlimited Refunding Bonds, 4.25%, 8/1/25	2,000	2,149

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	1,500	1,611

Glendale Electric Works Revenue Refunding Bonds, 5.00%, 2/1/25	1,265	1,440

Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 8/1/20	1,075	1,267

Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), Prerefunded, 5.00%, 8/1/19	840	945

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), Unrefunded Balance, 5.00%, 8/1/19	$1,160	$1,288

Los Angeles Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	1,890	2,264

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II, 5.00%, 8/1/21	500	581

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.25%, 5/15/29	5,000	5,366
5.00%, 5/15/40	3,500	3,577

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1, 5.25%, 7/1/38	2,825	2,978

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), Prerefunded, 5.00%, 7/1/29	1,000	1,036

Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/21	5,000	5,220

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,736

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 2.00%, 7/1/21	2,000	1,935

Los Angeles Unified School District Refunding COPS, Series A, Headquarters Building Projects, 5.00%, 10/1/21	3,820	4,371

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), 6.00%, 6/1/21	1,185	1,500

Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C, 5.00%, 6/1/23	1,935	2,290

Marin County COPS, 3.00%, 8/1/21	1,595	1,642
4.00%, 8/1/23	1,140	1,213

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C, 5.00%, 10/1/27	1,000	1,175

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

Metropolitan Water District of Southern California State Authorization Revenue Bonds, Series B-2 (NATL Insured), Prerefunded, 5.00%, 10/1/26	$2,000	$2,000

Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	2,000	2,068

Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,361
5.00%, 7/1/21	750	872

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured), 5.00%, 9/1/20	1,000	1,165
5.00%, 9/1/22	1,445	1,673

Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,090

Mojave Water Agency COPS, Series A, 5.00%, 6/1/23	665	735

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,736

Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes, 5.00%, 8/15/20	1,000	1,167

Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 11/1/18	2,500	2,766
5.00%, 11/1/19	2,275	2,525

Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/24	1,150	1,316

Pomona Valley Educational Joint Powers Authority Lease Revenue Refunding Bonds (BAM Insured), 5.00%, 8/1/20	1,000	1,136
5.00%, 8/1/21	1,010	1,138

Poway Unified School District No. 07-1 Improvement G.O. Unlimited Bonds, Election of 2008, Series A, 3.81%, 8/1/20 (2)	3,280	2,683

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	$150	$160
5.00%, 7/1/29	1,000	1,061

Rescue Union School District COPS (Assured Guaranty Insured), Escrowed to Maturity, 4.38%, 10/1/13	2,775	2,775

Riverside County Asset Leasing Corp. Revenue Bonds, Series A, Pub Defender & Probation Building, 5.25%, 11/1/24	800	892

Riverside County Transportation Commission Sales TRB, Series A, Limited Tax, 5.25%, 6/1/24	2,255	2,699

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured), 5.25%, 6/1/24	615	687

Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured), 5.25%, 8/1/27	455	473

Sacramento City Financing Authority Lease Revenue Refunding Bonds, Series A, California EPA Building, 5.00%, 5/1/19	2,250	2,579
5.00%, 5/1/20	3,000	3,430

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,592

Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,149
5.00%, 8/15/25	2,000	2,181

Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	1,950	2,300

San Bernardino City Unified School District G.O. Unlimited Bonds, Series A, Election of 2012 (AGM Insured), 4.00%, 8/1/33	1,250	1,118

San Diego County Regional Airport Authority Revenue Bonds, Senior Series B (AMT), 5.00%, 7/1/21	600	683
5.00%, 7/1/22	550	624

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	$1,150	$1,248
4.25%, 3/1/20	1,130	1,233

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,650

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, 5.00%, 5/15/20	5,000	5,802

San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, 4.00%, 2/1/19	3,615	3,977

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,785

San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012, 4.00%, 8/1/38	2,000	1,818

San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (FSA Insured), 4.00%, 5/1/18	1,875	2,095

San Francisco City & County Common International Airports Revenue Bonds, Second Series A (AMT), 5.50%, 5/1/27	3,705	3,988

San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1, 5.00%, 6/15/20	3,000	3,590

San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series D, 3.25%, 5/1/26	7,440	6,977
3.38%, 5/1/27	1,475	1,374

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, 5.00%, 11/1/20	2,000	2,392

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	$2,615	$3,018

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.75%, 3/1/28	2,000	2,254

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	1,000	1,160

San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	3,951

San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.30%, 2/15/15 (2)	1,000	993

San Ramon Valley Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/20	1,000	1,129

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/30	2,000	2,203

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, 3.00%, 7/1/20	1,000	1,064
4.50%, 7/1/32	2,000	2,055

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, 5.00%, 7/1/29	1,500	1,610
5.00%, 7/1/30	4,040	4,319
5.00%, 7/1/34	1,000	1,054

Santa Clara Valley Water District Refunding & Improvement COPS, Series A, 4.00%, 2/1/21	1,500	1,689

Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,354

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	2,000	2,250

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL Insured), 5.25%, 8/15/14	$1,295	$1,345
5.25%, 8/15/18	2,500	2,601

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase, 5.25%, 7/1/23	3,075	3,562

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1, 5.00%, 7/1/24	1,240	1,398

Southern California Public Power Authority Revenue Bonds, Series A, 5.00%, 7/1/29	1,765	1,893

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1, 5.00%, 7/1/30	2,500	2,673

Southern California State Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southern Transmission Project, 3.77%, 7/1/14 (2)	1,000	997

University of California General Revenue Bonds, General Series AK, 5.00%, Mandatory Put 5/15/23	7,000	8,175

University of California General Revenue Bonds, General Series J (AGM Insured), 4.50%, 5/15/31 (1)	3,250	3,278

University of California Regents Medical Center Pooled Revenue Bonds, Series A (NATL-RE Insured), 4.50%, 5/15/37	1,500	1,421

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,125	2,327

Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2002, 4.25%, 8/1/17 (2)	1,615	1,497
4.28%, 8/1/18 (2)	1,635	1,459

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	1,000	1,109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.7% – continued

California – 99.7% – continued

West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, 3.43%, 8/1/16 (2)	$1,115	$1,082

Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	1,645	1,729

William S Hart Union High School District G.O. Unlimited Bonds, Series C, Election of 2008, 4.00%, 8/1/38	2,000	1,766
		359,884
Total Municipal Bonds
(Cost $349,257)		359,884

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.5%

Northern Funds - California Municipal Money Market Fund, 0.01% (3)(4)	5,291,587	$5,292
Total Investment Companies
(Cost $5,292)		5,292

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.7%

California State School Cash Reserve Program Authority Revenue Notes VRDB, Series BB, 2.00%, 10/1/13	$2,500	$2,500
Total Short-Term Investments
(Cost $2,500)		2,500

Total Investments – 101.9%
(Cost $357,049)		367,676

Liabilities less Other Assets – (1.9)%		(6,795)
NET ASSETS – 100.0%		$360,881

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(4)	During the six months ended September 30, 2013, the Fund had net purchases of approximately $5,292,000 in the California Municipal Money Market Fund of the Northern Funds.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.1%
General	9.9
General Obligation	18.0
Higher Education	11.1
Power	8.1
School District	14.4
Water	10.6
All other sectors less than 5%	20.8

Total	100.0%

At September 30, 2013, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.5%
AA	62.4
A	34.7
Cash and Equivalents	1.4
SP1+/MIG1	0.3
SP1/MIG1	0.7

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$359,884	(1)	$–	$359,884
Investment Companies	5,292	–		–	5,292
Short-Term Investments	–	2,500		–	2,500
Total Investments	$5,292	$362,384		$–	$367,676

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.9%

California – 95.9%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects, 4.00%, 12/1/24 (1)	$1,500	$1,552

Alameda County Water District Financing Authority System Revenue Refunding Bonds, 3.25%, 6/1/33	1,050	880

Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured), 5.50%, 8/1/33	1,000	1,074

Anaheim Public Financing Authority Revenue Bonds, Electric System Distribution Facilities (NATL-RE Insured), 4.75%, 10/1/27	1,000	1,030

Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, San Francisco Bay Area, 5.00%, 4/1/34	3,650	3,808
5.13%, 4/1/39	1,500	1,567

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	3,595	3,804

Burlingame Financing Authority Storm Drainage Revenue Bonds, 3.00%, 7/1/32	500	392

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	1,500	1,539

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,937
4.50%, 10/1/29	2,000	2,023

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	251

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,634

California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	940	944

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.9% – continued

California – 95.9% – continued

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	$5,000	$5,940
5.25%, 3/1/30	3,500	3,756
5.00%, 8/1/35	1,000	1,018
5.50%, 3/1/40	2,865	3,038

California Statewide Communities Development Authority Pollution Control Revenue Refunding Bonds, Southern California Edison Co., 1.90%, Mandatory Put 4/1/20	1,700	1,613

Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election 2004 (AMBAC Insured), 5.00%, 8/1/30	850	940

Chabot-Las Positas Community College District G.O. Unlimited Refunding Bonds, 2016 Crossover, 4.00%, 8/1/23	2,600	2,825
5.00%, 8/1/26	1,000	1,127

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured), 5.50%, 8/1/39	500	544

East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/27	2,000	2,151

El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured), 6.25%, 8/1/29	1,500	1,552

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008, 5.38%, 8/1/44	3,500	3,760

Huntington Beach Union High School District G.O. Unlimited Bonds, Election 2004 (AGM Insured), Prerefunded, 5.00%, 8/1/14	750	779

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/40	1,500	1,533

Los Angeles Department of International Airports Senior Revenue Bonds, Series A (AMT), Private Activity, 5.00%, 5/15/29	1,100	1,151

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	25	29

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.9% – continued

California – 95.9% – continued

Marin County COPS, 4.25%, 8/1/34	$1,575	$1,537

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C, 5.00%, 10/1/27	1,250	1,468

Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	600	620
5.50%, 9/1/41	2,500	2,602

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	1,500	1,649
6.00%, 10/1/39	2,000	2,173

Morgan Hill Unified School District G.O. Unlimited Bonds, Series A, Election of 2012, 4.00%, 8/1/42	1,000	869

Newport Mesa Unified School District G.O. Unlimited CABS, Election 2005, 3.42%, 8/1/33 (2)	10,000	3,776

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (Assured Guaranty Insured), 1.73%, 8/1/38 (2)	5,000	3,919

Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, Election 2002, Prerefunded, 5.50%, 8/1/14	1,500	1,566

Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election 2009, 5.50%, 8/1/30	1,605	1,791

Riverside County Transportation Commission Sales Limited TRB, Series A, 5.25%, 6/1/27	1,000	1,142
5.25%, 6/1/39	1,000	1,065

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Pavement Rehabilitation Project (AGM Insured), 5.00%, 6/1/22	850	953
5.00%, 6/1/23	845	943

Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	850	883

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.9% – continued

California – 95.9% – continued

Sacramento Municipal Utility District Revenue Bonds, Series A, 5.00%, 8/15/37	$55	$57

San Bernardino City Unified School District G.O. Unlimited Bonds, Series A, Election of 2012 (AGM Insured), 4.00%, 8/1/33	1,000	895
4.00%, 8/1/35	1,000	875
4.00%, 8/1/36	1,000	866

San Diego County Water Authority COPS, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,081

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.00%, 5/15/28	1,500	1,596

San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012, 4.00%, 8/1/38	1,000	909

San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series D, 3.38%, 5/1/27	400	373

San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services Lease, 5.00%, 10/1/13	935	935

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	2,075	2,234

San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	1,000	1,044

Santa Barbara Unified School District G.O. Unlimited Bonds, Series B, Election of 2010, Elementary School, 5.00%, 8/1/38	2,000	2,058

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,336

Santa Rosa Wastewater Revenue Refunding Bonds, Series A, 5.25%, 9/1/16	25	27

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.9% – continued

California – 95.9% – continued

Sequoia Union High School District G.O. Unlimited Bonds , Series C-1, Election 2008, 6.00%, 7/1/43	$2,025	$2,278

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	2,939

Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	502

University of California General Revenue Bonds, Series AK, 5.00%, Mandatory Put 5/15/23	3,000	3,504

University of California General Revenue Bonds, Series J (AGM Insured), 4.50%, 5/15/31 (1)	1,750	1,765

University of California Regents Medical Center Pooled Revenue Bonds, Series A (NATL-RE Insured), 4.50%, 5/15/37	1,500	1,420

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,500	2,737

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	4,065	4,510

Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Municipal Water District Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	2,000	2,102

William S. Hart Union High School District G.O. Unlimited Bonds, Series C, Election 2008, 4.00%, 8/1/38	2,000	1,767
		123,957
Total Municipal Bonds
(Cost $117,179)		123,957
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.5%

Northern Funds - California Municipal Money Market Fund, 0.01% (3)(4)	5,825,573	$5,826
Total Investment Companies
(Cost $5,826)		5,826
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.1%

California School Cash Reserve Program Authority Revenue Notes VRDB, Series DD, 2.00%, 12/31/13	$2,000	$2,008

California School Cash Reserve Program Authority Revenue Notes VRDB, Series EE, 2.00%, 12/31/13	2,000	2,008
Total Short-Term Investments
(Cost $4,015)		4,016

Total Investments – 103.5%
(Cost $127,020)		133,799

Liabilities less Other Assets – (3.5)%		(4,586)
NET ASSETS – 100.0%		$129,213

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2013, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $939,000 with the net purchases of approximately $4,887,000 during the six months ended September 30, 2013.
(4)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	15.2%
General Obligation	25.7
Higher Education	7.6
School District	20.8
Water	6.1
All other sectors less than 5%	24.6

Total	100.0%

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	55.3%
A	37.3
Cash and Equivalents	4.4
SP1/MIG1	3.0

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$123,957	(1)	$–	$123,957
Investment Companies	5,826	–		–	5,826
Short-Term Investments	–	4,016		–	4,016
Total Investments	$5,826	$127,973		$–	$133,799

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0%

Alabama – 2.1%

Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$5,000	$5,525

Arizona – 2.8%

Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project, 6.25%, 1/1/38	4,000	4,306

Pima County IDA Revenue Bonds, Tucson Electric Power Co., 5.75%, 9/1/29	3,000	3,035
		7,341

California – 9.2%

California State Municipal Finance Authority COPS Revenue Bonds, Community Hospitals of Central California, 5.50%, 2/1/39	4,000	3,862

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	3,300	3,570
6.25%, 6/1/40	1,000	1,077

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	2,000	2,256

California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	1,840

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.13%, 6/1/47	2,000	1,391
5.75%, 6/1/47	2,000	1,531

San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,609

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1, 5.00%, 6/1/37	4,000	3,003
		24,139

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

Colorado – 4.8%

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	$5,000	$5,158

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A, 5.40%, 12/15/31	4,000	3,416

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	4,000	4,028
		12,602

Connecticut – 1.0%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,280
5.38%, 7/1/31	1,250	1,286
		2,566

Delaware – 0.8%

Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power, 5.40%, 2/1/31	2,000	2,112

District of Columbia – 3.1%

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	5,940

District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC, 5.00%, 10/1/45	2,500	2,140
		8,080

Florida – 4.3%

Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	5,430	5,798

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX, 5.35%, 7/1/29	3,775	3,860

Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute, 6.00%, 9/1/17	1,555	1,679

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

Florida – 4.3% – continued

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (1)	$155	$ –
		11,337

Georgia – 2.1%

Atlanta Water & Wastewater Revenue Bonds, Series A, 6.25%, 11/1/39	5,000	5,562

Illinois – 5.9%

Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, 7.75%, 8/15/34	3,500	4,208

Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza, 5.88%, 2/15/38	4,000	3,804

Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, 6.88%, 8/15/38	1,000	1,079
7.00%, 8/15/44	2,000	2,165

Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,083
6.00%, 6/1/28	3,000	3,195
		15,534

Indiana – 5.2%

Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,132
6.38%, 9/15/41	2,000	2,038

Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project, 6.00%, 8/1/39	2,000	2,139

Indiana State Municipal Power Agency Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,224

North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33 (2)	750	210

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37 (3)(4)	1,000	1,001

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

Indiana – 5.2% – continued
8.00%, 9/1/41	$2,500	$2,865
		13,609

Louisiana – 5.4%

Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,193

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,197

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	3,000	3,128

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	2,000	2,135

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,342
		13,995

Maine – 2.1%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,279
6.75%, 7/1/41	3,000	3,230
		5,509

Maryland – 3.2%

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	4,335	4,512

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,500	1,658
6.13%, 1/1/36	2,000	2,161
		8,331

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

Massachusetts – 2.2%

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	$5,000	$5,648

Michigan – 1.5%

Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, 8.25%, 9/1/39	2,000	2,402

Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital, 6.00%, 8/1/39	1,500	1,578
		3,980

Minnesota – 1.2%

Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, 7.38%, 12/1/41	3,000	3,179

Mississippi – 1.0%

Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,596

Missouri – 2.9%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,705
6.75%, 9/1/34	1,750	1,853

St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, 6.38%, 12/1/41	3,005	3,007
		7,565

New Jersey – 3.6%

New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group, 5.88%, 6/1/42	3,000	3,145

New Jersey State EDA Revenue Bonds, Cigarette Tax, Prerefunded, 5.75%, 6/15/14	3,000	3,117

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System, 6.63%, 7/1/38	3,000	3,002
		9,264

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

New York – 0.0%

New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19 (1)	$2,200	$–

North Carolina – 2.8%

North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,210

North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community, 6.13%, 11/1/38	2,000	2,075
		7,285

Ohio – 8.4%

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, 7.00%, 11/1/45	5,000	5,217

Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp., 5.63%, 10/1/19	3,000	3,252

Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co., 5.80%, 12/1/38	2,000	2,070

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 12/1/21	5,690	6,748

Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	4,000	4,747
		22,034

Pennsylvania – 4.2%

Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	1,943

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,531

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, 5.88%, 7/1/38	1,000	971
6.00%, 7/1/43	2,500	2,432

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

Pennsylvania – 4.2% – continued

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	$2,000	$2,117
		10,994

Puerto Rico – 1.0%

Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series C, 5.00%, 8/1/40	3,000	2,535

Rhode Island – 1.2%

Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A, 6.25%, 6/1/42	3,000	2,997

Tennessee – 0.0%

Sumner County Health Educational & Housing Facilities Board Hospital Revenue Refunding & Improvement Bonds, Series A, Regional Health Systems, Inc., 5.50%, 11/1/37 (2)	107	1

Texas – 11.4%

Dallas County Flood Control District G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,002

HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, 5.75%, 11/1/36	3,000	3,005

San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.00%, 2/1/43	3,000	3,113

Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., 6.20%, 2/15/40	3,500	3,562

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	5,000	5,473

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	4,000	4,344

Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,097
7.13%, 11/1/40	2,000	2,173

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

Texas – 11.4% – continued

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	$5,000	$5,975
		29,744

Washington – 2.6%

Pend Oreille County Public Utility District No. 1 Box Canyon Revenue Bonds, 5.25%, 1/1/41	2,500	2,538

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, 7.00%, 7/1/39	4,000	4,366
		6,904
Total Municipal Bonds
(Cost $239,652)		250,968
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.8%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (5)(6)	1,952,837	$1,953
Total Investment Companies
(Cost $1,953)		1,953

Total Investments – 96.8%
(Cost $241,605)		252,921

Other Assets less Liabilities – 3.2%		8,447
NET ASSETS – 100.0%		$261,368

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of this restricted illiquid security amounted to approximately $1,001,000 or 0.4% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37	7/25/08	$861

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $3,106,000 with net sales of approximately $1,153,000 during the six months ended September 30, 2013.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Medical	17.1%
Development	13.7
Higher Education	13.5
General	10.4
Transportation	7.7
Nursing Homes	7.4
Airport	6.6
Education	5.3
Tobacco	5.3
All other sectors less than 5%	13.0

Total	100.0%

At September 30, 2013, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.3%
AA	8.6
A	10.8
BBB	46.4
BB	11.5
B	2.3
Not rated	13.3
Cash and Equivalents	0.8

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$250,968	(1)	$–	$250,968
Investment Companies	1,953	–		–	1,953
Total Investments	$1,953	$250,968		$–	$252,921

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9%

Alabama – 0.6%

University of Alabama General Revenue Refunding Bonds, Series A, 5.00%, 7/1/22	$5,875	$6,996
5.00%, 7/1/25	7,615	8,701
		15,697

Arizona – 4.0%

Arizona State School Facilities Board COPS, 5.25%, 9/1/23	10,000	10,931

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.00%, 7/1/15	5,000	5,406
5.25%, 7/1/20	10,000	11,790

Arizona State Transportation Board Highway Revenue Bonds, Subseries A, 5.00%, 7/1/28	10,000	11,058

Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	6,750	8,067

Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	5,000	5,923

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008, 5.00%, 7/1/22	4,150	4,757

Mesa Street & Highway Revenue Refunding Bonds, 5.00%, 7/1/24	3,500	3,977

Mesa Utility System Revenue Refunding Bonds (NATL Insured), 5.00%, 7/1/19	6,500	7,538

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,389

Phoenix Civic Improvement Corp. Transportation Excise TRB, 3.00%, 7/1/19	5,000	5,290

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 5.00%, 7/1/25	5,000	5,656

Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,052

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Arizona – 4.0% – continued

Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	$5,990	$6,773

Tucson G.O. Unlimited Bonds, Series A, 4.00%, 7/1/25	5,000	5,194
		100,801

California – 5.4%

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	5,000	5,131

California State Educational Facilities Authority Revenue Bonds, Stanford University, 5.25%, 4/1/40	3,180	3,768

California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance, 5.00%, 10/1/18	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,188
5.00%, 10/1/22	10,000	11,764
5.25%, 9/1/25	5,000	5,682
5.00%, 10/1/27	5,000	5,508
6.25%, 11/1/34	5,000	5,846

California State Health Facilities Financing Authority Revenue Bonds, Series A, St. Joseph Health System, 5.00%, 7/1/28	5,000	5,297

California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	80	80

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/31	10,000	10,643

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election 2006, 2.59%, 8/1/35 (1)	11,850	6,421

Contra Costa Transportation Authority Sales TRB, Series B, 5.00%, 3/1/25	1,750	1,994

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/22	5,000	6,009

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

California – 5.4% – continued

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	$1,000	$1,062

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), Prerefunded, 5.00%, 10/1/13	4,000	4,001

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	5,672

Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	6,205	6,478

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	2,555	3,044

Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,314

San Diego Community College District G.O. Unlimited CABS, Election of 2006, 3.73%, 8/1/28 (1)	4,145	1,875

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,676

San Francisco City & County Common International Airport Revenue Bonds, Second Series A (AMT), 5.50%, 5/1/27	2,000	2,153

San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.30%, 2/15/15 (1)	3,250	3,227

Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,100	1,160

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	5,831

University of California General Revenue Bonds, Series AF, 5.00%, 5/15/29	5,000	5,509

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

California – 5.4% – continued

University of California General Revenue Bonds, Series AK, 5.00%, Mandatory Put 5/15/23	$7,000	$8,175

University of California General Revenue Bonds, Series J (AGM Insured), 4.50%, 5/15/31 (2)	2,700	2,723

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,796

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	5,829
		136,931

Colorado – 1.4%

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 5.00%, 3/1/43	5,000	5,189

Denver City & County Airport System Revenue Bonds, Series B, 5.00%, 11/15/25	5,000	5,489

Denver City & County Airport System Revenue Bonds, Subseries B, 5.25%, 11/15/28	1,500	1,617
5.25%, 11/15/29	1,740	1,859

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	6,550	7,694

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,118

Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A, 5.00%, 4/1/21	2,500	2,974

Regional Transportation District Sales Tax Revenue Refunding Bonds, Series A, Fastracks Project, 5.00%, 11/1/28	5,000	5,721
		36,661

Connecticut – 2.0%

Connecticut State G.O. Unlimited Bonds, Series B, 5.00%, 5/15/22	2,000	2,329

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Connecticut – 2.0% – continued

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	$5,000	$5,771
5.00%, 11/1/25	10,000	11,422

Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 6/1/15	5,000	5,165

Connecticut State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/21	2,500	2,959

Connecticut State General Revenue Refunding Bonds, Series B, State Revolving Fund, 5.00%, 7/1/24	1,920	2,246

Connecticut State Housing Mortgage Finance Authority Program Revenue Bonds, Subseries D-1, 0.75%, 5/15/14	6,350	6,364

Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure, 5.00%, 1/1/29	10,000	10,977

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B, 3.00%, 12/1/22	2,725	2,757
		49,990

Delaware – 0.5%

Delaware State G.O. Unlimited Bonds, 5.00%, 7/1/19	5,000	5,940
5.00%, 7/1/23	5,530	6,410
		12,350

District of Columbia – 1.2%

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.25%, 10/1/29	1,000	1,097
6.00%, 10/1/35	5,000	5,577
5.50%, 10/1/39	10,500	11,211

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,469
5.00%, 10/1/26	1,500	1,604

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

District of Columbia – 1.2% – continued

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/28	$3,000	$3,162
5.00%, 10/1/29	4,085	4,275
		30,395

Florida – 3.7%

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,000	1,104
5.00%, 9/1/25	1,000	1,091

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,687

Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay, 5.25%, 6/1/28	11,135	12,405

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay, 5.00%, 6/1/22	10,000	11,932

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/24	5,000	5,750

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	13,525

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/15	1,000	1,075

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	3,395	3,690

Florida State Turnpike Authority Revenue Bonds, Series B, 5.00%, 7/1/22	3,000	3,545

Gainesville Utilities System Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/13	1,120	1,120
5.25%, 10/1/13	1,065	1,065

Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.00%, 10/1/16	400	447

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Florida – 3.7% – continued

Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL-RE Insured), 5.00%, 10/1/23	$4,245	$4,559

JEA Electric System Revenue Bonds, Subseries) D, 4.00%, 10/1/25	1,000	1,010

Marco Island Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.25%, 10/1/13	2,520	2,520

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL Insured), Prerefunded, 5.25%, 7/1/14	2,525	2,621

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,529
5.25%, 10/1/22	2,500	2,928

Palm Coast Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.25%, 10/1/13	1,000	1,000

Reedy Creek Improvement District G.O. Limited Bonds, Series A, 5.25%, 6/1/29	5,000	5,476
5.25%, 6/1/30	5,000	5,434

Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,815	5,998
		94,511

Georgia – 3.2%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	10,000	10,950

Georgia State G.O. Unlimited Bonds, Series) A, 5.00%, 7/1/22	5,125	6,189

Georgia State G.O. Unlimited Bonds, Series D, 5.00%, 2/1/25	1,320	1,557
5.00%, 2/1/26	10,000	11,640

Georgia State G.O. Unlimited Bonds, Series) I, 4.00%, 11/1/25	5,000	5,358

Georgia State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 10/1/22	5,000	5,618

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Georgia – 3.2% – continued

Georgia State G.O. Unlimited Refunding Bonds, Series E-2, 5.00%, 9/1/21	$12,725	$15,329

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	13,500	16,193
5.00%, 7/1/21	1,100	1,324

Georgia State G.O. Unlimited Refunding Bonds, Series J-2, 4.50%, 11/1/22	5,870	6,742
		80,900

Hawaii – 0.3%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	2,000	2,122

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,500	6,538
		8,660

Idaho – 0.1%

Idaho State Bond Bank Authority Revenue Bonds, Series B, 5.00%, 9/15/38	1,255	1,335

Illinois – 2.3%

Chicago Midway Airport Revenue Bonds, Series B (AGM Insured), 5.38%, 1/1/18	2,625	2,635
5.38%, 1/1/19	2,765	2,776
5.25%, 1/1/20	2,915	2,926

Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,005

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facilities Charge, 5.00%, 1/1/26	2,500	2,596

Chicago Sales TRB, Series A, 5.25%, 1/1/38	6,100	6,339

Illinois State Build Sales TRB, 5.00%, 6/15/19	5,000	5,732

Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum, 4.60%, Mandatory Put 11/1/15	4,250	4,543

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,571

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Illinois – 2.3% – continued

Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL Insured), 5.00%, 2/1/25	$2,000	$2,149

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC FGIC Insured), 5.25%, 2/1/27	1,830	1,951

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 7/1/15	5,000	5,407

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 6/15/19	2,540	2,713

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded, 5.13%, 11/1/15	805	884

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Unrefunded Balance, 5.13%, 11/1/24	195	209

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL Insured), 5.50%, 6/15/29	2,000	2,209

Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/30/20	2,700	3,124
5.00%, 12/30/24	6,040	6,755
		57,524

Indiana – 1.2%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,201
5.25%, 10/1/38	5,980	6,258

Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), 5.00%, 1/1/24	13,060	14,093

Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 5.25%, 7/15/26	1,000	1,116

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Indiana – 1.2% – continued

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	$1,500	$1,723
5.50%, 1/10/24	1,135	1,287
		30,678

Iowa – 0.1%

Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C, 1.00%, 6/1/14	2,000	2,001

Kansas – 0.5%

Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/15	4,145	4,354

Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series B, 5.00%, 9/1/22	2,500	3,002

Wichita G.O. Unlimited Sales Tax Revenue Refunding Bonds, Series E, 4.00%, 10/1/16	1,505	1,652

Wichita Water & Sewer Utility Revenue Bonds (NATL Insured), Prerefunded, 5.25%, 10/1/13	4,000	4,001
		13,009

Louisiana – 0.8%

Bossier Parishwide School District G.O. Unlimited Bonds, 3.00%, 3/1/30	1,695	1,418

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/21	10,000	11,871

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/1/25	5,000	5,723
		19,012

Maryland – 4.9%

Frederick County Public Facilities G.O. Unlimited Bonds, Series A, 5.00%, 8/1/20	2,300	2,741

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, 5.00%, 3/1/15	1,500	1,601

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B, 4.00%, 3/15/21	10,000	11,078

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Maryland – 4.9% – continued

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series A, 5.00%, 8/1/20	$10,000	$12,005

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2013-1, 5.00%, 3/1/22	5,000	5,925
5.00%, 3/1/24	10,000	11,583

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	10,000	11,609

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 6/1/21	8,630	10,201

Maryland State G.O. Unlimited Bonds, First Series B, 4.50%, 3/15/24	10,000	11,164

Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	10,000	11,683

Maryland State G.O. Unlimited Refunding Bonds, First Series B, 4.50%, 8/1/21	10,000	11,587

Montgomery County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 11/1/21	5,750	6,734
4.00%, 11/1/22	5,000	5,514

Washington Suburban Sanitary Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 6/1/21	6,500	7,817

Washington Suburban Sanitary District Public Improvement G.O. Unlimited Refunding Bonds, 2.25%, 6/1/26	2,500	2,143
		123,385

Massachusetts – 6.0%

Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, 5.25%, 7/1/34	500	543

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/31	4,580	5,065

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 5.00%, 10/1/23	10,000	11,667

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Massachusetts – 6.0% – continued

Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	$10,000	$11,255

Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 4/1/29	8,750	9,549

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,016
5.00%, 8/1/23	2,855	3,403

Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/25	500	601

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System, 5.25%, 7/1/29	5,000	5,297

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, Tufts University, 5.25%, 2/15/26	1,250	1,459

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/21	20,000	23,751
5.00%, 8/15/22	5,000	5,946

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series B, 5.00%, 8/15/29	15,000	16,535

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	10,000	10,867
5.00%, 8/15/15	1,290	1,402

Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/37	5,000	5,184

Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded, 5.00%, 8/15/15	8,395	9,123

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	591
5.50%, 6/1/21	500	609

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Massachusetts – 6.0% – continued

Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Subseries A, New Bedford Program (NATL Insured), 4.75%, 2/1/26	$1,555	$1,560

Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM G.O. of Authority Insured), 5.50%, 8/1/22	3,300	4,053

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/29	7,250	8,278
5.25%, 8/1/30	2,695	3,058

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 8/1/26	5,000	5,642

Massachusetts State Water Resources Authority Revenue Bonds, Series A (G.O. of Authority Insured) Escrowed to Maturity, 6.50%, 7/15/19	1,670	1,929
		150,383

Michigan – 1.8%

Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured), 5.00%, 5/1/20	1,140	1,200

Grand Rapids Sanitary Sewer System Revenue Refunding Bonds, 5.00%, 1/1/34	2,335	2,475

Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.00%, 10/15/27	10,000	10,502

Michigan State Environmental Program G.O. Unlimited Refunding Bonds, 5.00%, 11/1/19	5,000	5,818
3.00%, 11/1/20	10,000	10,385

Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund, 5.00%, 10/1/21	3,035	3,568
5.00%, 10/1/25	3,970	4,453

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund Prerefunded, 4.75%, 10/1/14	4,440	4,641

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Michigan – 1.8% – continued

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund Unrefunded Balance, 4.75%, 10/1/23	$345	$358

Michigan State Trunk Line Revenue Refunding Bonds, 5.00%, 11/15/21	2,500	2,880
		46,280

Minnesota – 0.6%

Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,761

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/20	5,000	5,991

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	5,545	6,592
		15,344

Mississippi – 0.7%

Mississippi State G.O. Unlimited Bonds, Series F, 5.25%, 10/1/23	5,090	6,141

Mississippi State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 11/1/21	8,705	10,347

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	20	20
		16,508

Missouri – 0.5%

Metropolitan St. Louis Sewer District Wastewater System Refunding Revenue Bonds, Series B, 5.00%, 5/1/29	5,000	5,544

Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series A, 2.00%, 10/1/22	500	465

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	5,060	5,848
		11,857

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Nebraska – 0.3%

Lincoln Electric System Revenue Bonds, Prerefunded, 5.00%, 9/1/15	$5,500	$5,982

Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/23	1,000	1,158
		7,140

Nevada – 0.6%

Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	8,000	8,905

Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,739

Washoe County School District G.O. Limited Bonds, Series C, 4.00%, 4/1/23	1,905	2,019
		14,663

New Hampshire – 0.5%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System, 5.25%, 6/1/39	5,000	5,400

New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A, 5.00%, 8/15/20	2,800	3,307
5.00%, 8/15/21	2,970	3,506
		12,213

New Jersey-1.4%

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series II, 5.00%, 3/1/27	5,000	5,379

New Jersey State Economic Development Authority School Facilities Construction Revenue Refunding Bonds, Series NN, 5.00%, 3/1/25	5,000	5,589
5.00%, 3/1/30	2,460	2,585

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.75%, 6/15/20	5,000	6,012

New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.00%, 1/1/25	5,000	5,588

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

New Jersey – 1.4% – continued
5.00%, 1/1/30	$10,000	$10,568
		35,721

New Mexico – 0.1%

New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	3,224

New York – 16.6%

Long Island Power Authority Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,677

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.00%, 11/15/34	5,000	5,208

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,452

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23	5,000	5,438
5.00%, 11/15/24	5,000	5,402

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 5.00%, 11/15/30	5,000	5,258

New York G.O. Unlimited Bonds, Series E, Prerefunded, 5.00%, 11/1/14	4,680	4,922

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	11,081

New York City Transitional Finance Authority Future Tax Recovery Revenue Bonds, Subseries 13, 5.00%, 11/1/21	10,000	11,848

New York City Transitional Finance Authority Future Tax Revenue Refunding Bonds, Subseries B, 5.00%, 11/1/25	3,775	4,318

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A, 5.00%, 11/1/21	1,000	1,185

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, 5.00%, 11/1/21	5,000	5,773
5.00%, 2/1/22	2,000	2,334

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

MUNICIPAL BONDS – 86.9% – continued

New York – 16.6% – continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Escrowed to Maturity, 5.00%, 11/1/17	$1,690	$1,965

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D, Unrefunded Balance, 5.00%, 11/1/13	495	497

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/23	10,380	12,119
5.00%, 2/1/35	5,155	5,446

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries H, 5.00%, 11/1/27	11,000	12,343

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,130

New York City Transitional Finance Authority Future TRB, Subseries C-1, 5.00%, 11/1/27	1,000	1,121

New York City Transitional Finance Authority Future TRB, Subseries F-1, 5.00%, 2/1/27	12,445	13,931
5.00%, 2/1/28	10,000	11,076

New York City Water & Sewer System Municipal Finance Authority Revenue Bonds, Series DD, 5.00%, 6/15/35	10,500	11,164

New York G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/22	10,000	11,551

New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/21	5,000	5,852

New York G.O. Unlimited Bonds, Series J, 5.00%, 8/1/21	10,000	11,704

New York G.O. Unlimited Bonds, Series D, 5.00%, 8/1/23	5,000	5,819

New York G.O. Unlimited Bonds, Series D, Prerefunded, 5.25%, 10/15/13	5,000	5,011

New York G.O. Unlimited Bonds, Series E, 5.00%, 8/1/32 (2)	5,000	5,361

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

MUNICIPAL BONDS – 86.9% – continued

New York – 16.6% – continued

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	$5,320	$5,579

New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/22	3,000	3,518

New York G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008, 5.00%, 10/1/22	10,000	11,286

New York G.O. Unlimited Bonds, Subseries D-1, Fiscal 2014, 5.00%, 8/1/31(2)	3,000	3,234

New York G.O. Unlimited Bonds, Subseries F-1, 5.00%, 3/1/26	6,715	7,506

New York State Dormitory Authority General Purpose Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 12/15/20	20,000	23,740
5.00%, 12/15/23	5,000	5,854

New York State Dormitory Authority General Purpose Personal Income TRB, Series A, 5.00%, 3/15/20	10,000	11,778
5.00%, 2/15/29	10,000	10,972

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,626

New York State Dormitory Authority Personal Income TRB, Series E, 5.00%, 8/15/20	10,000	11,832

New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	10,040	11,816

New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	16,000	17,892

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds, 5.00%, 6/15/25	5,000	5,360

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

New York – 16.6% – continued

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Subseries A, 4.00%, 6/15/25	$5,000	$5,282

New York State Environmental Facilities Corp. Clean Water & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds, 5.00%, 6/15/36	5,000	5,291

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	11,439

New York State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/25	5,960	6,924

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured), 5.00%, 4/1/21	7,505	8,870

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	4,425	4,942

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,720
5.00%, 3/15/25	10,000	11,215

New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 3/15/27	5,000	5,604

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/25	5,310	6,104

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,085

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.25%, 10/15/27	3,995	4,171

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,352
5.00%, 10/15/24	2,000	2,093

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

New York – 16.6% – continued

Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	$1,950	$1,967

Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured), 5.50%, 11/15/21	5,000	6,022
		419,060

North Carolina – 3.7%

Charlotte COPS, Series B, 3.00%, 6/1/22	10,000	10,058

Charlotte G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/21	4,410	5,307

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/27	3,500	4,005

Charlotte Mecklenburg Hospital Authority Carolinas Healthcare System Revenue Refunding Bonds, Series A, 3.50%, 1/15/32	5,000	4,045

Mecklenburg County G.O. Unlimited Refunding Bonds, 5.00%, 2/1/19	10,000	11,799

Mecklenburg County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/1/20	5,495	6,618

Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series B, 5.00%, 3/1/22	3,000	3,615

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series A, Prerefunded, 4.50%, 1/1/22	3,465	3,998

North Carolina State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/20	5,000	5,992

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 5/1/21	5,000	6,010

North Carolina State G.O. Unlimited Refunding Bonds, Series D, 3.00%, 6/1/19	5,000	5,375

North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,239

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

North Carolina – 3.7% – continued

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	$5,000	$5,996

North Carolina State University at Raleigh General Revenue Bonds, Series A, 5.00%, 10/1/29	5,000	5,597

Raleigh Combined Enterprise System Revenue Refunding Bonds, Series A, 5.00%, 3/1/26	5,250	6,055
5.00%, 3/1/27	7,000	7,973
		94,682

Ohio – 2.2%

Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured), Prerefunded, 5.00%, 12/1/13	3,000	3,025

Cincinnati G.O. Unlimited Bonds, Series A, 5.00%, 12/1/24	1,000	1,131

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/23	3,000	3,584

Columbus Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/15/24	3,000	3,554
5.00%, 8/15/25	7,250	8,477

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 6/15/22	5,000	5,941
5.00%, 9/15/25	10,000	11,318

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/22	5,000	5,945

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	2,972

Ohio State Water & Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/20	5,000	5,936

Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded, 5.00%, 6/1/15	1,000	1,077

University of Cincinnati General Receipts Revenue Bonds, Series G (NATL-RE Insured), 5.00%, 6/1/28	2,075	2,225
		55,185

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Oregon – 2.4%

Multnomah County School District No 1J Portland G.O. Unlimited Bonds, Series A (School Building Guaranty Insured), 5.00%, 6/15/14	$10,200	$10,548

Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,139

Oregon State Department of Administrative Services G.O. Unlimited Refunding Bonds, Series F, Oregon Opportunity, 5.00%, 12/1/20	1,000	1,177

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/22	5,000	6,023

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,447

Oregon State G.O. Unlimited Refunding Bonds, Series A, Oregon University System, 5.00%, 8/1/24	1,000	1,167
5.00%, 8/1/27	2,100	2,370

Oregon State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 5/1/25	1,000	1,166

Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	3,000	3,493

Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds, 5.00%, 11/1/18	5,000	5,656
3.00%, 11/1/19	5,825	6,118

Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Refunding Bonds, Hillsboro (School Building Guaranty Insured), 4.00%, 6/15/19	5,000	5,600
		59,904

Pennsylvania – 0.2%

Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,681

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Rhode Island – 0.5%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, 5.50%, 8/1/25	$5,000	$5,731

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/27	2,630	2,866

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 5.00%, 8/1/21	1,000	1,167

Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/21	2,880	3,382
		13,146

South Carolina – 1.3%

Charleston County Sales Tax G.O. Unlimited Bonds, 4.50%, 11/1/26	3,760	4,019

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured), Unrefunded Balance, 5.38%, 1/1/25	5,000	5,877

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project, 5.50%, 1/1/38	12,000	12,670

South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), 5.00%, 10/1/22	10,000	10,855
		33,421

Tennessee – 1.5%

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, 5.00%, 7/1/24	10,275	11,735

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	5,000	5,938

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Tennessee – 1.5% – continued

Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Bonds, 5.00%, 7/1/40	$3,685	$3,864

Tennessee State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/21	11,825	14,209

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured), 3.75%, 1/1/19	465	478
4.05%, 7/1/20	470	488
4.13%, 7/1/21	1,630	1,672
		38,384

Texas – 7.6%

Austin Water & Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	2,500	2,765

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/22	6,975	8,351

Corpus Christi General Improvement G.O. Lmited Bonds, 5.00%, 3/1/23	1,945	2,283

Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), Partially Prerefunded, 5.50%, 11/1/20	1,000	1,004

Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	2,000	2,329

Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	10,000	11,475

Harris County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	5,000	5,733

Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 2.00%, Mandatory Put 6/1/14	5,000	5,060

Houston Independent Schoolhouse & District Variable G.O. Limited Tax Bonds, Series B (PSF-Gtd.), 1.00%, Mandatory Put 6/1/14	10,000	10,043

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Texas – 7.6% – continued

Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), 5.00%, 2/15/25	$10,000	$11,204

Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured) Prerefunded, 5.00%, 3/1/16	1,590	1,760

Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Unrefunded Balance, 5.00%, 3/1/17	10	11

Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/29	10,000	10,807

Judson Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/1/39	5,000	5,250

Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/21	1,500	1,786

Leander Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/32	5,000	5,010

Lower Colorado River Authority Revenue Bonds, Series 2012-1, Unrefunded Balance, 5.50%, 5/15/33	1,910	2,053

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.50%, 5/15/37	10,000	10,622

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19	80	96

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19	5	6

Mansfield Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.) Prerefunded, 5.00%, 2/15/14	12,400	12,624

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Texas – 7.6% – continued

North East Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.25%, 2/1/28	$10,000	$11,736

North Texas State Municipal Water District System Revenue Refunding & Improvement Bonds, 5.25%, 9/1/22	5,000	6,006

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 8/15/21	3,365	3,788
5.00%, 8/15/22	5,000	5,914

Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	397	413

Spring Independent Schoolhouse District G.O. Unlimited Bonds (FGIC Insured), 5.00%, 8/15/25	4,680	4,857

Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Methodist Hospital of Dallas, 5.00%, 10/1/28	10,875	11,398

Texas State A&M University Financing System Revenue Bonds, Series D, 5.00%, 5/15/27 (2)	5,000	5,705

Texas State G.O. Unlimited Refunding Bonds, Series C, Water Financial Assistance, 5.00%, 8/1/21	5,560	6,619

Texas State PFA G.O. Unlimited Refunding Bonds, 5.00%, 10/1/20	10,000	11,931

Tyler Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/38	2,500	2,656

University of Houston Consolidated Revenue Refunding Bonds, Series A, 5.00%, 2/15/27	2,500	2,740

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/22	5,000	6,079

Wylie Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 4.00%, 8/15/21	2,345	2,612
		192,732

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Utah – 0.8%

Nebo School District Building G.O. Unlimited Bonds (School Building Guaranty Insured), 4.00%, 7/1/22	$1,320	$1,462

Utah State G.O. Unlimited Bonds, 5.00%, 7/1/23	5,000	5,966

Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/20	10,000	11,994
		19,422

Virginia – 1.4%

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,435	1,706
5.00%, 12/1/23	8,095	9,670

Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,783

Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 3/1/24	8,820	10,427

Richmond Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 3/1/29	4,510	4,989

Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A, 3.65%, 3/1/18	2,200	2,341
3.70%, 9/1/18	4,280	4,567
		35,483

Washington – 3.7%

King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured) Prerefunded, 4.20%, 12/1/15	5,000	5,410

Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,139

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/22	5,000	5,925

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B, 5.00%, 8/1/28	11,460	12,859

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, 5.00%, 7/1/24	8,785	10,195

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Washington – 3.7% – continued

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, Series D, 5.00%, 7/1/25	$5,225	$6,062

Washington State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/27	13,075	14,809

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/23	11,655	13,635

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B, 5.00%, 7/1/21	11,000	12,706

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C, 5.00%, 7/1/22	10,000	11,851
		94,591

Wisconsin – 0.3%

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	6,250	7,402
Total Municipal Bonds
(Cost $2,179,572)		2,196,266

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 12.2%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (3)(4)	307,756,571	$307,757
Total Investment Companies
(Cost $307,757)		307,757

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVES TMENTS – 1 .4%

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue, 0.03%, 10/10/13	$10,000	$10,000

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1 .4% – continued

Oregon State G.O. Limited VRDB TANS, Series A, 1.50%, 7/31/14	$25,000	$25,275
Total Short-Term Investments
(Cost $35,275)		35,275

Total Investments – 100.5%
(Cost $2,522,604)		2,539,298

Liabilities less Other Assets – (0.5)%		(13,848)
NET ASSETS – 100.0%		$2,525,450

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $325,779,000 with net sales of approximately $18,022,000 during the six months ended September 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	33.4%
General	16.7
Financials	12.1
Water	7.7
School District	7.6
Transportation	6.2
All other sectors less than 5%	16.3

Total	100.0%

At September 30, 2013, the credit quality distribution for the Intermediate Tax- Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	26.8%
AA	49.2
A	10.5
Not Rated	1.2
SP1+/MIG1	0.1
SP1/MIG1	0.1
Cash and Equivalents	12.1

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$2,196,266	(1)	$–	$2,196,266
Investment Companies	307,757	–		–	307,757
Short-Term Investments	–	35,275		–	35,275
Total Investments	$307,757	$2,231,541		$–	$2,539,298

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7%

Alabama – 0.5%

Alabama State Public School & College Authority Capital Improvement Revenue Refunding Bonds, Series B, 5.00%, 5/1/14	$5,825	$5,990

Alaska – 0.4%

Anchorage G.O. Unlimited Bonds, Series C, 2.00%, 4/1/14	150	151

Matanuska-Susitna Borough Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured), 5.00%, 9/1/14	4,285	4,471
		4,622

Arizona – 4.6%

Arizona State Department of Administration Refunding COPS, Series B, 4.00%, 10/1/15	400	424
5.00%, 10/1/18	300	340

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, 5.00%, 7/1/15	5,000	5,406

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Fund, 5.00%, 7/1/14	100	103

Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.00%, 7/1/14	135	140

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/14	200	207

Arizona State Transportation Board Highway Revenue Bonds, Subseries B, Prerefunded, 5.00%, 7/1/14	300	311

Arizona State Water Quality Infrastructure Finance Authority Revenue Bonds, Series A, 4.00%, 10/1/14	755	784

Casa Grande Excise TRB (AMBAC Insured), Prerefunded, 5.00%, 4/1/14	300	307

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 4.00%, 7/1/14	1,910	1,963

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Arizona – 4.6% – continued

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	$1,000	$1,062
4.00%, 7/1/16	1,000	1,089

Maricopa County Community College District G.O. Unlimited Refunding Bonds, 2.00%, 7/1/15	5,000	5,137
2.50%, 7/1/19	1,750	1,810

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/14	3,505	3,603

Maricopa County Unified School District No. 69 Paradise Valley G.O. Limited Refunding Bonds, Series A, Certificates of Ownership (NATL FGIC Insured), 5.25%, 7/1/14	465	482

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project of 2008 (AGM Insured), 2.50%, 7/1/14	225	229
4.25%, 7/1/14	5,000	5,150

Maricopa County Unified School Improvement District No. 11 Peoria G.O. Unlimited Bonds,, 5.00%, 7/1/16	4,250	4,723

Mesa Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.00%, 7/1/14	250	259

Peoria G.O. Unlimited Bonds, Series A, Projects of 2000 & 2005, 3.00%, 7/1/15	200	208

Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Senior Lien, 5.00%, 7/1/14	350	362

Phoenix Civic Improvement Corp. Transportation Excise TRB, 4.00%, 7/1/16	3,500	3,808

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/19	8,500	9,101

Phoenix G.O. Unlimited Bonds, Prerefunded, 4.50%, 7/1/14	370	382

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Arizona – 4.6% – continued

Phoenix G.O. Unlimited Bonds, Series B, 5.00%, 7/1/16	$5,000	$5,381

Pima County Street & Highway Revenue Refunding Bonds, 4.00%, 7/1/14	520	535

Pima County Unified School District No. 10 Ampitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 2.00%, 7/1/16 (1)	425	438

Pinal County Obligation Revenue Refunding Bonds, 3.00%, 8/1/15	1,820	1,895

Tucson Water System Revenue Bonds, 5.00%, 7/1/16	1,275	1,420
		57,059

California – 5.3%

Burbank Public Financing Authority Tax Allocation Revenue Bonds, Series A, Golden State Redevelopment (AMBAC Insured), Prerefunded, 5.25%, 12/1/13	250	252

California State Department of Water Resources Revenue Bonds, Series W (AGM-CR Insured), Partially Escrowed to Maturity, 5.50%, 12/1/13	350	353

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/15	10,000	10,745

California State G.O. Unlimited Refunding Bonds, 3.00%, 2/1/14	525	530
5.00%, 2/1/14	725	737
5.00%, 5/1/14	290	298
5.00%, 6/1/14	150	155
5.00%, 8/1/14	200	208
4.00%, 9/1/14	100	104
5.00%, 11/1/14	545	574

California State G.O. Unlimited Bonds, 5.00%, 10/1/13	100	100
4.00%, 8/1/14	105	108

California State G.O. Unlimited Bonds, Prerefunded, 5.30%, 4/1/14	50	51

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

California – 5.3% – continued

California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.00%, 10/1/14	$500	$523

California State University Systemwide Revenue Bonds, Series A, 4.00%, 11/1/14	120	125
5.00%, 11/1/14	350	368

California State Various Purpose G.O. Unlimited Bonds, 3.00%, 3/1/14	335	339
5.00%, 3/1/14	125	128
5.00%, 12/1/14	250	264
5.00%, 10/1/18	10,000	11,668

California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/14	10,500	10,868

East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, 2012 Crossover (AGM Insured), 5.00%, 9/1/14	250	260

Fairfield-Suisun Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/17	2,065	2,296
4.00%, 8/1/18	1,405	1,576

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	5,943

Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	100	104

Los Angeles G.O. Unlimited Refunding Bonds, Series A (NATL FGIC Insured), 5.25%, 9/1/14	225	236

Los Angeles Unified School District G.O. Unlimited Bonds, Series C, Election of 2002 (AGM Insured), 4.00%, 7/1/15	200	213

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,410

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 3.25%, 5/15/14	150	153

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

California – 5.3% – continued

San Francisco Bay Area Toll Authority Bridge Variable Revenue Bonds, Series C3, 1.45%, Mandatory Put 8/1/17	$6,725	$6,676

San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C, 5.00%, 6/15/18	1,385	1,625

San Juan Unified School District G.O. Unlimited Bonds, 5.00%, 8/1/20	1,125	1,333

University of California Revenue Bonds, Series E, Limited Project, 3.00%, 5/15/14	100	102

University of California Revenue Bonds, Series O, 5.00%, 5/15/15	195	210
		64,635

Colorado – 1.0%

Colorado State Board for Community Colleges & Occupational Education Systemwide Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 2.00%, 11/1/14	200	203

Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects, 5.00%, 11/1/17	1,875	2,159

Denver City & County Excise Tax Revenue Refunding Bonds (AGM Insured), 5.25%, 11/1/14	100	100

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	5,873

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds (State Aid Withholding), 4.00%, 12/1/14	350	365

Douglas County School District No. Re-1 Douglas & Elbert Counties Improvement G.O. Unlimited Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded, 5.00%, 12/15/14	100	106

Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (AGM Insured Aid Withholding), 5.00%, 12/15/13	1,085	1,096

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Colorado – 1.0% – continued

Regional Transportation District Transit Vehicles COPS, Series A, (AMBAC Insured), 5.00%, 12/1/16	$1,590	$1,784
		11,686

Connecticut – 1.8%

Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D, 5.00%, 1/1/14	10,000	10,123

Connecticut State G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 3/1/14	565	576

Connecticut State G.O. Unlimited Bonds, Series C, 5.00%, 11/1/14	500	526

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 12/1/13	125	126

Connecticut State G.O. Unlimited Bonds, Series F (NATL-RE Insured), Prerefunded, 5.25%, 10/15/13	100	100

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/1/14	150	154
5.00%, 5/1/17	5,520	6,316

Connecticut State Housing Finance Authority Mortgage Finance Program Revenue Bonds, Series A, 0.55%, 5/15/14	750	752

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A, 3.00%, 12/1/13	100	101
5.00%, 12/1/13	100	101

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien, 2.50%, 2/1/14	100	101
5.00%, 2/1/17	2,500	2,835

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B, 5.00%, 12/1/14	100	106

Norwalk G.O. Unlimited Refunding Bonds, Series B, 2.50%, 7/1/15	50	52

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Connecticut – 1.8% – continued

Stamford Water Pollution Control System & Facility Revenue Bonds, Series A, Escrowed to Maturity, 3.50%, 11/15/13	$315	$316

University of Connecticut Revenue Bonds, Series A (G.O. of University Insured), 3.00%, 2/15/14	100	101
3.60%, 4/1/14	250	254
		22,640

Delaware – 1.5%

Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	15,000	16,384

Delaware State Transportation Authority System Senior Revenue Bonds (NATL-RE Insured), 5.00%, 7/1/14	175	181

University of Delaware Revenue Refunding Bonds, Series B, 4.00%, 11/1/14	1,250	1,301
5.00%, 11/1/15	1,000	1,095
		18,961

District of Columbia – 0.1%

District of Columbia G.O. Unlimited Bonds, Series E (BHAC Insured), Escrowed to Maturity, 5.00%, 6/1/14	300	310

District of Columbia Income Tax Secured Revenue Bonds, Series A, 4.00%, 12/1/13	200	201

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 12/1/13	200	202
		713

Florida – 5.9%

Cape Coral Water & Sewer Revenue Refunding Bonds, Series A (AGM Insured), 3.00%, 10/1/13	250	250

Citizens Property Insurance Corp. High Risk Account Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/14	1,100	1,134
5.50%, 6/1/14	75	78

Citizens Property Insurance Corp. Senior Secured High Account Revenue Bonds, Series A-1, 5.00%, 6/1/14	100	103

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Florida – 5.9% – continued

Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	$4,600	$5,190

Florida State Board of Education Lottery Revenue Bonds, Series A (AMBAC Insured), 5.25%, 7/1/14	150	156

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,430	5,851

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/17	10,100	11,574

Florida State Department of Transportation Right of Way G.O. Unlimited Refunding Bonds, Series B,, 6.38%, 7/1/14	1,500	1,570

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/14	130	135
5.00%, 7/1/15	10,000	10,752

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,473

Florida State Municipal Power Agency Revenue Bonds, Series A, Stanton II Project, 2.00%, 10/1/13	205	205

Florida State Turnpike Authority Department of Transportation Revenue Refunding Bonds, Series A, 5.00%, 7/1/14	250	259

Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A, 5.00%, 7/15/14	300	311

Jacksonville Better Sales TRB (NATL-RE Insured), Prerefunded, 5.00%, 10/1/13	300	300

Jacksonville Local Government Sales Tax Revenue Refunding Bonds (NATL FGIC Insured), 5.50%, 10/1/13	150	150

Jacksonville Special Revenue Bonds, Series B-1A, 5.00%, 10/1/14	390	408

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Florida – 5.9% – continued

Jacksonville Special Revenue Bonds, Series C-1, 5.00%, 10/1/13	$150	$150

JEA Electric System Revenue Bonds, Series Three A, 5.00%, 10/1/17	940	1,081

JEA Electric System Revenue Bonds, Series Three D-1, 4.00%, 10/1/15	250	268

Jea St. Johns River Power Park System Revenue Refunding Bonds, Series 24, Issue 2, 3.00%, 10/1/13	200	200

Manatee County Public Utilities Revenue Refunding & Improvement Bonds (NATL-RE Insured), Prerefunded, 4.70%, 10/1/13	100	100

Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program, 5.00%, 7/1/15	5,000	5,394

Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A, 4.00%, 7/1/14	450	463

Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/13	3,500	3,500

Palm Beach County School Board Refunding COPS, Series E (AMBAC Insured), 5.38%, 8/1/15	5,000	5,431

Reedy Creek Improvement District G.O.limited Bonds, Series A, 5.00%, 6/1/20	1,250	1,453

Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2 (AMBAC Insured), 5.00%, 10/1/15	5,730	6,175

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,665

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/14	2,535	2,646

Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured), 5.00%, 10/1/14	500	522

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Florida – 5.9% – continued

Tampa Bay Water Utility System Revenue Refunding & Improvement Bonds (NATL FGIC Insured), 5.25%, 10/1/13	$200	$200
		72,147

Georgia – 3.0%

Clayton County Water Authority & Sewage Revenue Refunding Bonds, 4.00%, 5/1/16	500	542

Forsyth County School District G.O. Unlimited Refunding Bonds, 5.00%, 2/1/19	4,215	4,933

Fulton County Facilities Corp. COPS, Public Purpose Project, 5.00%, 11/1/15	2,250	2,444
5.00%, 11/1/16	2,280	2,544
5.00%, 11/1/18	2,505	2,867

Georgia State G.O. Unlimited Bonds, Series D, Prerefunded, 4.50%, 12/1/13	100	101

Georgia State G.O. Unlimited Bonds, Series F, 5.00%, 11/1/14	5,000	5,261

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	5,782

Georgia State Road & Tollway Authority Revenue Bonds (State Gtd.), Prerefunded, 5.00%, 10/1/13	120	120

Gwinnett County Development Authority COPS, Public Schools Project (NATL-RE Insured), Prerefunded, 5.25%, 1/1/14	115	116

Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	6,181

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (AMBAC Insured), 5.00%, 7/1/14	700	725

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL FGIC Insured), 5.00%, 7/1/15	4,000	4,316

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Georgia – 3.0% – continued

Municipal Electric Authority of Georgia Revenue Bonds, Subseries D, Project One, 5.00%, 1/1/14	$1,045	$1,058
		36,990

Hawaii – 0.8%

Hawaii State G.O. Unlimited Bonds, Series CH (NATL-RE-IBC Insured), 4.75%, 11/1/13	300	301

Hawaii State G.O. Unlimited Bonds, Series DQ, 4.00%, 6/1/14	100	103

Hawaii State G.O. Unlimited Bonds, Series DJ (AMBAC Insured), 5.00%, 4/1/14	100	102

Hawaii State G.O. Unlimited Refunding Bonds, Series DW, 4.00%, 11/1/13	150	151

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,000	5,943

Honolulu City & County Board of Water Supply Revenue Bonds, Series A (NATL FGIC Insured), 4.00%, 7/1/14	245	252

Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/14	305	316

Honolulu City & County G.O. Unlimited Bonds, Series B (AGM Insured), 5.25%, 7/1/15	240	261

Honolulu City & County G.O. Unlimited Bonds, Series C (NATL-RE Insured), Prerefunded, 5.00%, 7/1/15	175	189

Honolulu City & County G.O. Unlimited Bonds, Series F, 5.00%, 9/1/15	2,000	2,176

Honolulu City & County G.O. Unlimited Prerefunded Bonds, Series B, Escrowed to Maturity, 5.00%, 10/1/13	140	140

Honolulu City & County Wastewater System Revenue Bonds, Senior Series B, First Bond Resolution, 3.00%, 7/1/14	255	260
		10,194

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Illinois – 2.9%

Central Lake County Joint Action Water Agency Revenue Refunding Bonds, 4.00%, 5/1/20	$5,350	$5,861

Chicago Wastewater Transmission Revenue Bonds, Second Lien, 3.00%, 1/1/14	350	352

Cook County Community Consolidated School District No. 59 Elk Grove G.O. Limited Bonds, 3.00%, 3/1/14	750	757

Cook County Forest Preservation District G.O. Unlimited Bonds (AGM-CR AMBAC Insured), Prerefunded, 5.00%, 11/15/14	250	263

Cook Kane Lake & McHenry County’s Community College District No. 512 G.O. Unlimited Refunding Bonds, William Rainey Harper College Project, 5.00%, 12/1/13	500	504

Du Page County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,100

DuPage County Forest Preserve District G.O. Unlimited Bonds, 4.25%, 11/1/13	100	100

Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	1,120	1,242

Illinois Finance Authority Revenue Bonds, Series A-1, Advocate Health Care, 5.00%, Mandatory Put 1/15/20	1,295	1,453

Illinois State Development Finance Authority Variable Revenue Bonds, St. Vincents De Paul, 1.88%, Mandatory Put 3/1/19	2,000	1,944

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/15	4,000	4,241

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A (AGM Insured), 5.50%, 1/1/14	315	319

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B, 5.00%, 12/1/17	3,000	3,423
5.00%, 12/1/18	1,000	1,146

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Illinois – 2.9% – continued

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 12/15/19	$3,500	$3,744

Lake & McHenry Counties Community Unit School District No. 118 G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 1/1/15	560	593

Lake County Forest Preservation District Revenue Debt Certificates, Series C, 3.25%, 12/15/13	100	101

Schaumburg G.O. Unlimited Bonds, Series B (NATL FGIC Insured), Prerefunded, 5.00%, 12/1/14	750	791
5.25%, 12/1/14	225	238

Schaumburg Park District G.O. Limited Bonds, Series A, 2.00%, 12/15/13	2,900	2,909

Tinley Park G.O. Unlimited Bonds, 3.00%, 12/1/14	405	416
4.00%, 12/1/15	425	454
4.00%, 12/1/17	470	514

Will County Community High School Building District No. 210 Lincoln-Way G.O. Unlimited Bonds (NATL FGIC Insured), 4.00%, 1/1/14	500	505

Winnebago County Public Safety G.O. Unlimited Sales Tax Revenue Refunding Bonds, 3.00%, 12/30/18	2,165	2,271

Winnebago County Public Safety Sales Tax G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 6/30/15	300	324
		35,565

Indiana – 1.0%

Hamilton Southeastern Consolidated School Building Corp. First Mortgage Revenue Bonds, Series B (AGM Insured), Prerefunded, 5.00%, 7/15/14	100	104

Indiana Finance CWA Authority Wastewater Utility Revenue Bonds, Series A, First Lien, 4.00%, 10/1/14	1,380	1,430

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Indiana – 1.0% – continued

Indiana State Finance Authority Facilities Revenue Refunding Bonds, 5.00%, 7/1/14	$3,485	$3,609

Indiana State Finance Authority Highway Revenue Refunding Bonds, Series A, 4.00%, 12/1/14	100	105

Indiana State Finance Authority Revenue Bonds, Series A, Revolving Fund Program, 5.00%, 2/1/14	325	330

Indiana State Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,460
5.25%, 6/1/14	150	155

Indiana University Student Fee Revenue Bonds, Series U, 5.00%, 8/1/14	470	489

Noblesville Multi School Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured State Aid Withholding), 5.00%, 1/15/14	460	466

Pike Township Multi-School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 4.00%, 1/15/14	1,805	1,825

Purdue University Revenue Bonds, Series A, 5.00%, 7/1/14	250	259

Purdue University Student Fee Revenue Bonds, Series Z-1, 5.00%, 7/1/14	150	155
		12,387

Iowa – 0.0%

Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue Bonds, Series B (NATL-RE Insured), Prerefunded, 5.00%, 6/1/14	300	309

Kansas – 0.4%

Johnson County International Improvement G.O. Unlimited Refunding Bonds, Series C, 3.00%, 9/1/14	140	144

Kansas State Department of Transportation Highway Revenue Bonds, Series A, Prerefunded, 5.00%, 3/1/14	100	102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Kansas – 0.4% – continued

Kansas State Development Finance Authority Revenue Bonds, Series K, Department of Commerce Impact Program, 5.00%, 12/1/14	$250	$262

Olathe G.O. Unlimited Bonds, Series 210, 4.00%, 10/1/14	185	192

Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,610

Wichita Water & Sewer Utility Revenue Bonds (NATL FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,000
		5,310

Kentucky – 1.0%

Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,282

Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series B, Revitalization Projects (AGM Insured), 5.25%, 7/1/14	190	197

Kentucky Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects, 5.00%, 7/1/18 (1)	4,500	5,195
		11,674

Louisiana – 0.0%

Lafayette Utilities Revenue Bonds (NATL-RE Insured), 5.25%, 11/1/14	250	263

Maine – 0.0%

Maine State Municipal Bond Bank Revenue Bonds, Series A (G.O. of Bond Bank Insured), 5.00%, 11/1/13	400	402

Maryland – 4.9%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 4/1/14	200	205
5.00%, 3/1/15	380	405
5.00%, 4/1/18	2,915	3,392

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Maryland – 4.9% – continued

Anne Arundel County Consolidated Improvements G.O. limited Bonds, 5.00%, 4/1/15	$150	$161

Baltimore Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 3.00%, 10/15/13	175	175
4.00%, 10/15/13	125	125
4.00%, 10/15/14	250	260

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/19	5,000	5,944

Baltimore County Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/19	5,000	5,900

Charles County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 7/15/17	1,470	1,689

Charles County G.O. Unlimited Refunding Bonds, Unrefunded Balance, Prerefunded, 4.25%, 3/1/15	165	174

Frederick County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 12/1/15	6,375	6,861

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, 4.00%, 8/1/20	5,220	5,872

Howard County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 4/15/14	100	103

Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	3,735	4,401

Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/15/14	450	469

Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, 5.50%, 3/1/14	725	741

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded, 5.00%, 3/15/17	150	171

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Maryland – 4.9% – continued

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/16	$15,000	$16,847

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	5,000	5,804

Maryland State Department of Transportation Consolidated Revenue Bonds, Prerefunded, 5.00%, 5/1/14	150	154

Maryland State Department of Transportation Consolidated Revenue Bonds, Second Issue, 4.00%, 9/1/15	200	214

Maryland State Water Quality Financing Administration Revolving Loan Fund Revenue Bonds, Series A,, 5.00%, 3/1/14	145	148

Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, 5.50%, 10/1/13	150	150

Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/15/14	100	104
		60,469

Massachusetts – 2.0%

Boston G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	100	104

Cambridge Municipal Purpose Loan G.O. Limited Bonds, 3.00%, 2/15/20	4,575	4,894

Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, Prerefunded, 4.25%, 7/1/14	50	52

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B, 5.00%, 7/1/14	130	135

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series C, 5.25%, 7/1/14	275	286

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A, 5.00%, 8/1/16	310	347
5.00%, 4/1/19	3,500	4,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Massachusetts – 2.0% – continued

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (NATL FGIC G.O. of Commonwealth Insured), 5.50%, 11/1/13	$515	$517
5.50%, 11/1/14	525	555

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D (NATL-RE Insured), 6.00%, 11/1/13	325	327

Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series A, 5.00%, 8/1/14	250	260

Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/15	3,500	3,698

Massachusetts State G.O. Limited Refunding Bonds, series B, 5.00%, 8/1/18	4,200	4,902
5.00%, 8/1/19	1,000	1,176

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University (G.O.of Institution Insured), 3.00%, 12/15/13	150	151

Massachusetts State School Building Authority Sales TRB, Senior Series B, 5.00%, 10/15/15	1,000	1,093

Massachusetts State Special Obligation Revenue Refunding Bonds, Series A, Senior Federal Highway Grant Anticipation Notes, 5.00%, 12/15/13	245	247

Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program, 5.00%, 8/1/16	540	606

Peabody Massachusetts G.O. Limited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 7/15/14	400	415

Wayland Municipal Purpose Loan G.O. Limited Bonds, 4.00%, 2/1/14	150	152
		24,017

Michigan – 2.3%

Dearborn School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 4.00%, 5/1/14	925	943

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Michigan – 2.3% – continued

Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	$800	$902

Grand Rapids Public School Building & Site G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 5/1/14	4,875	5,012

Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,562

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/17	1,100	1,235

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II (NATL-RE Insured), Escrowed to Maturity, 5.25%, 10/15/13	250	250

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II (NATL-RE Insured), Prerefunded, 5.00%, 10/15/13	5,000	5,010

Michigan State Finance Authority Clean Water Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	2,805	3,301

Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund, 5.00%, 10/1/19	2,755	3,222

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B, 5.00%, 7/1/22	1,850	2,002

Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds, 5.00%, 10/1/19	1,635	1,906

Michigan State Trunk Line Fund Revenue Bonds (FGIC Insured), Prerefunded, 5.00%, 9/1/14	100	104

Michigan State University General Revenue Bonds, Series A (AMBAC Insured), 5.00%, 2/15/14	100	102

University of Michigan General Revenue Bonds, Series C, 3.00%, 4/1/14	250	253

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Michigan – 2.3% – continued

Western Michigan University General Revenue Refunding Bonds, 5.00%, 11/15/19 (1)	$850	$968

Zeeland Public Schools Building & Site G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded, 5.25%, 5/1/14	165	170
		27,942

Minnesota – 2.3%

Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured), 3.00%, 2/1/17	825	880

Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured), 5.00%, 2/1/18	4,310	4,982

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	250	250

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 10/1/21	2,030	2,437

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/15	500	543

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/15	10,000	10,670

Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/14	2,320	2,348

Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	1,810	2,127

St. Paul Metropolitan Area Council Minneapolis Transit G.O. Unlimited Refunding Bonds, Series C, 5.00%, 2/1/14	250	254

St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E, 5.00%, 9/1/21	3,350	4,019
		28,510

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Mississippi – 0.2%

Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	$2,620	$2,620

Missouri – 0.1%

Curators of the University of Missouri System Facilities Revenue Bonds, Series A, Prerefunded, 5.00%, 11/1/13	550	552

Kansas City Water Revenue Refunding & Improvement Bonds, Series A, 5.00%, 12/1/14	100	106

Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Senior Lien, 4.00%, 2/1/14	200	203

St. Louis Board of Education G.O. Unlimited Refunding Bonds (NATL-RE Insured State Aid Direct Deposit Program), 5.25%, 4/1/15	455	488
		1,349

Nebraska – 0.2%

Lancaster County Public School District No. 1 G.O. Limited Bonds, 4.00%, 1/15/15	150	157

Lincoln Highway Allocation Fund G.O. Unlimited Bonds, Prerefunded, 5.00%, 5/15/14	125	129

Nebraska State Public Power District General Revenue Bonds, Series A, 4.00%, 1/1/14	125	126

Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/14	1,730	1,751

Omaha Public Power District Revenue Bonds, Series C, 4.00%, 2/1/14	130	132
		2,295

Nevada – 1.0%

Clark County School District Building G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	2,000	2,151

Clark County School District G.O. Limited Bonds, Series C (AGM Insured), 5.00%, 6/15/18	2,000	2,173

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Nevada – 1.0% – continued

Clark County School District G.O. Limited Refunding Bonds (AGM Insured), 5.50%, 6/15/14	$400	$415

Clark County School District G.O. Limited Tax Bonds, Series B, 5.00%, 6/15/15	110	118

Clark County School District G.O. Limited Tax Refunding Bonds, Series A, 5.00%, 6/15/14	100	103

Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/15	3,000	3,155

Clark County Transportation G.O. Limited Refunding Bonds, Series B (AMBAC Insured), 5.00%, 12/1/13	490	494

Las Vegas Valley Water District G.O. Limited Tax Refunding Bonds, Series D, 5.00%, 6/1/15	750	806

Nevada State Capital Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 2/1/14	100	102

Washoe County School District G.O. Limited Bonds, Series C, 3.00%, 4/1/14	400	406

Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	2,014
		11,937

New Hampshire – 0.3%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A, University System, 5.00%, 7/1/14	3,000	3,106

New Jersey – 4.4%

Bergen County G.O. Unlimited Bonds, Series A, 2.50%, 11/1/13	105	105

Elizabeth G.O. Unlimited Bonds, 2.00%, 4/1/17	1,620	1,661
2.00%, 4/1/18	1,600	1,616

Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series A (AGM Insured), 5.50%, 11/1/13	500	502

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New Jersey – 4.4% – continued

Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series B (NATL-RE Insured), 6.38%, 11/1/13	$150	$151

Mercer County G.O. Unlimited Refunding Bonds, 4.50%, 5/1/14	200	205

Monmouth County G.O. Unlimited Bonds, 4.00%, 1/15/19	3,515	3,938

New Jersey Environmental Infrastructure Trust Revenue Bonds, 5.00%, 9/1/20	2,280	2,723

New Jersey State EDA School Facilities Construction Revenue Bonds, Series J-3 (AGM Insured), Prerefunded, 5.00%, Mandatory Put 9/1/14	2,625	2,738

New Jersey State EDA School Facilities Construction Revenue Bonds, Series I, Prerefunded, 5.25%, 9/1/14	100	105

New Jersey State EDA School Facilities Construction Revenue Bonds, Series J-4 (AGM Insured), 4.00%, 9/1/14	125	129

New Jersey State EDA School Facilities Construction Revenue Bonds, Series O, Prerefunded, 5.13%, 3/1/15	375	401

New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE, 5.00%, 9/1/18	10,600	12,125

New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	3,200	3,472

New Jersey State Transit Corp. COPS, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,089

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.25%, 6/15/14	100	104

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 12/15/13	595	601

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New Jersey – 4.4% – continued

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B, Transportation System (NATL-RE Insured), 5.25%, 12/15/14	$315	$334

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (AGM Insured), Escrowed To Maturity, 5.75%, 12/15/14	225	240

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (NATL-RE FGIC Insured), Prerefunded, 5.25%, 6/15/15	4,710	5,104

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/19	2,250	2,590

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series D (AMBAC Insured), Unrefunded Balance, Prerefunded, 5.00%, 6/15/15	4,000	4,316

New Jersey State Turnpike Authority Revenue Refunding Bonds, Series A (NATL-RE Insured), Escrowed To Maturity, 6.00%, 1/1/14	100	101

New Jersey State Various Purpose G.O. Unlimited Bonds (AMBAC Insured), Prerefunded, 4.50%, 4/1/14	300	306

Ocean County General Improvement G.O. Unlimited Bonds, 2.00%, 8/1/14	230	233

Union County G.O. Unlimited Bonds, 3.00%, 3/1/19	4,315	4,602

Union County G.O. Unlimited Bonds, Series B (School Board Resource Fund Insured), 3.00%, 3/1/20	2,987	3,163

Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured), 3.00%, 3/1/18	460	493
		54,147

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New Mexico – 2.2%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 7/1/21 (1)	$1,675	$1,977

Albuquerque G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,663

Albuquerque General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,608

Los Alamos County, Inc. Gross Receipts Tax Improvemnet Revenue Bonds, 5.75%, 6/1/14	200	207

New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	11,484

New Mexico State University Improvement Refunding Revenue Bonds, Series B, 5.00%, 4/1/18	2,615	3,024

New Mexico State University Revenue Refunding & Improvement Bonds, Series B, 5.00%, 4/1/19	2,710	3,169
		27,132

New York – 6.0%

Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,294

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series C (AMBAC Insured), 5.00%, 11/15/13	100	101

Metropolitan Transportation Authority Revenue Bonds, Series A, 5.00%, 11/15/18	1,000	1,146

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,556

Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 11/15/14	450	476

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 2.00%, 11/15/14	150	153

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New York – 6.0% – continued

Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding), 5.00%, 5/1/17	$705	$799
5.00%, 5/1/18	1,000	1,148

Nassau County Interim Finance Authority Sales Tax Secured Revenue Bonds, Series A, 5.00%, 11/15/13	170	171

Nassau County Interim Finance Authority Sales Tax Secured Revenue Bonds, Series D (NATL-RE Insured), 5.00%, 11/15/13	500	503

Nassau County Interim Finance Authority Sales Tax Secured Revenue Refunding Bonds, Series B (AMBAC Insured), 5.00%, 11/15/13	500	503

New York City G.O. Unlimited Bonds, Series A, (NATL-RE-IBC Insured), Partially Escrowed to Maturity, 5.00%, 8/1/14	200	208

New York City G.O. Unlimited Bonds, Series A-1, 4.00%, 8/15/14	100	103

New York City G.O. Unlimited Bonds, Series B, 3.00%, 8/1/14	250	256

New York City G.O. Unlimited Bonds, Series C, 4.00%, 8/1/14	100	103
5.00%, 8/1/14	250	260

New York City G.O. Unlimited Bonds, Series D, Prerefunded, 5.00%, 10/15/13	150	150

New York City G.O. Unlimited Bonds, Series E, 4.00%, 8/1/14	545	562
5.00%, 8/1/14	250	260
5.00%, 8/1/14	170	177

New York City G.O. Unlimited Bonds, Series G, 5.00%, 8/1/14	460	478
5.00%, 8/1/14	300	312
5.00%, 8/1/14	150	156
5.00%, 8/1/15	350	380

New York City G.O. Unlimited Bonds, Series I (NATL-RE-IBC Insured), 5.00%, 8/1/14	100	104

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New York – 6.0% – continued

New York City G.O. Unlimited Bonds, Series K, 4.00%, 8/1/14	$100	$103

New York City G.O. Unlimited Bonds, Subseries F-1, Unrefunded Balance, 5.25%, 9/1/14	140	146

New York City G.O. Unlimited Bonds, Subseries F-1,Prerefunded, Escrowed to Maturity, 5.25%, 9/1/14	10	10

New York City G.O. Unlimited Bonds, Series E-1, 4.25%, 10/15/13	100	100

New York City G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,520

New York City G.O. Unlimited Bonds, Subseries G-3, 3.00%, 8/1/14	490	501

New York City G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/14	150	155

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2, Fiscal 2009 (State Aid Withholding), 5.00%, 7/15/14	205	213

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/15	3,935	4,289

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 11/1/15	1,065	1,168

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series B, Prerefunded, Escrowed to Maturity, 4.00%, 11/1/13	115	115

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011, 5.00%, 2/1/14	135	137

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New York – 6.0% – continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-3, Escrowed to Maturity, 4.00%, 8/1/14	$200	$206

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-3, 5.00%, 11/1/14	225	237

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B3, Escrowed to Maturity, 4.00%, 11/1/13	265	266

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-1, 4.00%, 11/1/14	210	219

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/15	300	329

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Subseries D-2, 5.00%, 11/1/13	350	351
5.00%, 11/1/14	350	360

New York City Transitional Finance Authority Future TRB, Series A, Unrefunded Balance, 5.00%, 11/1/14	95	100

New York City Transitional Finance Authority Future TRB, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/14	75	79

New York City Transitional Finance Authority Recovery Revenue Bonds, Subseries 3B-1, 5.00%, 11/1/14	190	200

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Escrowed to Maturity, 5.00%, 11/1/15	2,470	2,699

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance, 5.00%, 11/1/15	5,930	6,502

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New York – 6.0% – continued

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.00%, 10/1/16	$1,905	$2,130
5.00%, 10/1/17	2,880	3,287

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series C, 4.00%, 3/15/14	185	188

New York State Dormitory Authority Revenue Bonds, Series A, Columbia University, 5.00%, 7/1/14	150	155

New York State Dormitory Authority Supported Debt Mental Health Services Facilities Revenue Bonds (State Appropriation Insured),Unrefunded Balance, 5.00%, 8/15/15	300	325

New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, City University Consolidated Fifth General Resolution, 5.00%, 7/1/14	1,370	1,419

New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/14	2,810	2,860

New York State Dormitory Authority Supported Debt University Educational Facilities Third General Revenue Bonds, Series A (NATL FGIC Insured), 5.00%, 5/15/14	100	103

New York State Dormitory Economic Development & Housing Authority Personal Income TRB, Series A, 5.00%, 12/15/13	230	232
4.00%, 12/15/14	100	105

New York State Dormitory Education Authority Personal Income TRB, Series A, 5.00%, 3/15/14	100	102
5.00%, 3/15/16	1,265	1,401

New York State Dormitory Education Authority Personal Income TRB, Series B, 4.00%, 3/15/14	350	356

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New York – 6.0% – continued

New York State Dormitory Education Personal Income TRB, Series F (AGM Insured), 5.00%, 3/15/14	$100	$102

New York State Dormitory Healthcare Authority Personal Income TRB, Series A, 4.00%, 3/15/14	150	153

New York State Economic Development & Housing Finance Agency Personal Income TRB, Series A, 4.00%, 3/15/15	100	106

New York State Environmental Facilities Corp. Clean Municipal Water & Drinking Revolving Funds Revenue Bonds, Series E, 5.00%, 6/15/14	250	259

New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Subseries B, Municipal Water Finance Authority Project, 4.00%, 6/15/14	250	257

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.00%, 12/15/13	120	121
4.00%, 12/15/14	350	366
4.00%, 12/15/14	100	105

New York State Environmental Facilities Corp. Revenue Bonds, Series C, 4.00%, 10/15/13	175	175

New York State Environmental Facilities Corp. Revenue Bonds, Series C, State Revolving Funds, 4.00%, 5/15/14	210	215

New York State Facilities Urban Development Corp. Personal Income TRB, Series A-1 (NATL FGIC Insured), 5.00%, 3/15/14	715	731

New York State Facilities Urban Development Corp. Revenue Bonds, Series A-1 (NATL FGIC Insured), Prerefunded, 5.00%, 3/15/14	485	496

New York State G.O. Unlimited Bonds, Series A, 3.50%, 3/1/14	200	203

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New York – 6.0% – continued

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 4/1/14	$100	$102

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Sub Lien (G.O.of Corp. Insured), 5.00%, 4/1/14	430	441

New York State Thruway Authority Local Highway & Bridge Revenue Bonds, 5.00%, 4/1/15	4,500	4,814

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/14	100	102

New York State Thruway Authority Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/14	300	307

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A, 5.00%, 4/1/14	1,000	1,024
5.00%, 4/1/14	265	271

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B, 5.00%, 4/1/14	3,000	3,073

New York State Thruway Transportation Authority Personal Income TRB, Series A, 4.00%, 3/15/14	175	178
4.00%, 3/15/14	150	153

New York State Thruway Transportation Authority Personal Income TRB, Series A, Escrowed to Maturity, 5.00%, 3/15/14	150	153

New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 7/1/14	120	124

New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 12/15/13	250	253
5.00%, 12/15/13	200	202

New York State Urban Development Corp. Personal Income TRB, Series C, 5.00%, 3/15/14	300	307

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

New York – 6.0% – continued

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/20	$2,850	$3,357

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,288

New York State Urban Development Corp. Service Contract Revenue Refunding Bonds (AGM Insured), 5.00%, 1/1/14	180	182

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A (G.O.of Authority Insured), 5.00%, 11/15/13	335	337

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (NATL FGIC-TCRS G.O. of Authority Insured), 5.25%, 11/15/13	100	101
		74,085

North Carolina – 3.2%

Charlotte COPS, Series B, 3.00%, 6/1/22	6,075	6,111

Mecklenburg County G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/14	100	103

Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/16	10,000	11,078

Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 2/1/14	100	101

New Hanover County Community College G.O. Unlimited Bonds, Series A, 5.00%, 6/1/17	2,500	2,875

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 3/1/14	350	357

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 5/1/20	10,000	11,321

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.50%, 3/1/14	500	511

University of North Carolina System Pool Revenue Bonds, Series A (Assured Guaranty Insured), 4.00%, 10/1/14	500	518

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

North Carolina – 3.2% – continued

Wake County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 2/1/14	$500	$506

Wake County School G.O. Unlimited Bonds, Series A, 5.00%, 2/1/18	5,100	5,928
		39,409

North Dakota – 0.0%

North Dakota State PFA Revenue Bonds, Series A, State Revolving Fund Program, 4.00%, 10/1/14	200	208

Ohio – 4.6%

Cincinnati Various Purpose G.O. Unlimited Refunding Bonds, Series C, 5.00%, 12/1/14	150	158

Cincinnati Various Purpose G.O. Unlimited Bonds, Series A, 4.00%, 12/1/13	100	101

Cleveland State University Revenue Bonds (NATL FGIC Insured), Prerefunded, 5.00%, 6/1/14	115	119

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/19	5,000	5,910

Columbus Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/15/19	2,000	2,368

Franklin County G.O. Limited Refunding Bonds, 3.50%, 12/1/13	300	302

Hamilton County Sewer System Revenue Refunding Bonds, Series A, 5.00%, 12/1/17	1,150	1,332

Hamilton County Sewer System Revenue Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 12/1/13	125	126

Miami University Receipts Revenue Refunding Bonds (AMBAC Insured), 3.63%, 9/1/14	100	103

Northeast Regional Sewer District Improvement Revenue Bonds (NATL-RE Insured), 5.00%, 11/15/13	100	101

Ohio State Building Authority Facilities Revenue Bonds, Series A, Juvenile Correction Building, 3.70%, 10/1/14	200	207

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Ohio – 4.6% – continued

Ohio State Building Authority Revenue Bonds, Series C, 4.00%, 10/1/14	$100	$104
5.00%, 10/1/15	200	218

Ohio State Building Facilities Authority Revenue Refunding Bonds, Series A, Administrative Building Project (AGM Insured), Prerefunded, 5.00%, 4/1/14	135	138

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 6/15/19	5,000	5,897

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	6,534

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/14	2,500	2,614

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/14	125	129
5.00%, 6/1/19	2,000	2,354

Ohio State Fresh Water Development Authority Revenue Refunding Bonds, Series B (AGM Insured), 5.50%, 6/1/14	150	155

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	7,500	7,800

Ohio State Higher Educational Facility Commission Revenue Bonds, University Dayton Project (AMBAC Insured), Prerefunded, 5.00%, 12/1/14	600	633

Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2007-1 (AGM Insured), 4.00%, 6/15/14	200	205

Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2008-1, 5.50%, 6/15/14	120	125

Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2010-1, 5.00%, 6/15/14	125	129

Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 3, 5.00%, 12/15/14	130	137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Ohio – 4.6% – continued

Ohio State Mental Health Capital Facilities Revenue Bonds, Series II-B (State Appropriation Insured), Prerefunded, 5.25%, 6/1/14	$150	$155

Ohio State Natural Resources G.O. Unlimited Refunding Bonds, Series J, 5.00%, 10/1/13	100	100

Ohio State Parks & Recreation Capital Facilities Revenue Bonds, Series II-A (NATL-RE Insured), 4.00%, 12/1/14	100	104

Ohio State Third Frontier Research & Development G.O. Unlimited Bonds, Series A, 3.00%, 5/1/19	5,000	5,337

Ohio State University Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 12/1/14	280	296

Ohio State University Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 12/1/14	4,720	4,983

Ohio State Water Development Authority Revenue Bonds, Series B, 4.00%, 6/1/14	150	154

Ohio State Water Quality Development Authority PCR Refunding Bonds, 5.00%, 12/1/13	250	252
5.00%, 12/1/14	2,250	2,376

University of Akron Receipts Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/15	2,500	2,643

University of Cincinnati Receipts Revenue Bonds, Series C (Assured Guaranty Insured), 5.00%, 6/1/14	1,795	1,852

University of Cincinnati Receipts Revenue Bonds, Series D (AMBAC Insured), Prerefunded, 4.75%, 6/1/14	150	155
		56,406

Oklahoma – 0.2%

Oklahoma City G.O. Unlimited Bonds, 2.00%, 3/1/14	200	202

Oklahoma State Municipal Power Authority Revenue Bonds, Series A, 5.00%, 1/1/15	1,575	1,663

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Oklahoma – 0.2% – continued

Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A, 2.00%, 6/1/14	$270	$273

Tulsa G.O. Unlimited Bonds, 4.00%, 3/1/14	200	203
		2,341

Oregon – 1.9%

Clackamas County Service District No. 1 Sewer System Revenue Bonds, Series B, 5.00%, 12/1/13	100	101

Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	2,380	2,748

Oregon State Department of Administrative Services COPS, Series A (AGM Insured), Prerefunded, 5.00%, 5/1/15	500	537

Oregon State Department of Administrative Services COPS, Series C, 5.00%, 11/1/14	2,895	3,047

Oregon State Department of Administrative Services Lottery Revenue Bonds, Series B (Moral Obligation Insured), 4.00%, 4/1/14	100	102

Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 4/1/14	100	102

Oregon State Department of Administrative Services Refunding COPS, Series D, 5.00%, 11/1/14	5,670	5,967

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series B, 5.00%, 11/15/13	150	151

Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,408

Salem-Keizer Marion & Polk Counties School District No. 24J G.O. Unlimited Refunding Bonds (AGM School Board Guaranty Insured), 5.00%, 6/15/14	400	413

Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds, 4.00%, 11/1/17	5,000	5,371

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Oregon – 1.9% – continued

Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	$2,435	$2,605
		23,552

Pennsylvania – 2.4%

Central Bucks School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding), 5.00%, 5/15/15	100	108

Delaware County G.O. Unlimited Bonds, Series A, 3.00%, 10/1/13	115	115

Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	317

Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured), Prerefunded, 4.50%, 2/1/14	100	101

Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	16,218

Pennsylvania State G.O. Unlimited Refunding Bonds, Third Series 2004, 5.25%, 7/1/14	150	156

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	5,765

Philadelphia Water & Wastewater Revenue Bonds, Series A, 4.00%, 1/1/17	500	547

Trinity Area School District G.O. Unlimited Bonds (NATL FGIC Insured State Aid Withholding), Prerefunded, 4.00%, 11/1/13	100	100

University of Pittsburgh of the Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University Insured), 5.00%, 9/15/14	6,000	6,275
		29,702

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Rhode Island – 0.0%

Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/14	$150	$157

South Carolina – 1.7%

Charleston G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 3/1/14	300	304

Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	5,705	6,571

Lancaster Educational Assistance Program, Inc. Installment Purchase Revenue Bonds, School District Lancaster County Project, Prerefunded, 5.25%, 12/1/14	645	682

Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 3/1/19	2,120	2,487

South Carolina State Capital Improvements G.O. Unlimited Bonds, 5.00%, 3/1/15	10,000	10,671

South Carolina State University Infrastructure G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 11/1/14	200	210
		20,925

Tennessee – 1.6%

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.25%, 10/1/15	5,000	5,485

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.00%, 10/1/13	225	225

Metropolitan Government Nashville & Davidson County Water & Sewer Revenue Refunding Bonds, Sub Lien, 5.00%, 7/1/20	1,500	1,749

Shelby County G.O. Unlimited Refunding Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 4/1/15	995	1,065

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Tennessee – 1.6% – continued

Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 4/1/15	$4,005	$4,287

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,372

Tennessee State School Bond Authority Higher Educational Facilities Revenue Bonds, Series B, 2nd Program (State Intercept Program), 4.00%, 5/1/14	1,030	1,053

Williamson County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/14	100	103
		19,339

Texas – 5.2%

Alamo Community College District Combined Fee Revenue Refunding Bonds (AMBAC Insured), Escrowed to Maturity, 4.00%, 11/1/14	100	104

Alamo Community College District G.O. Limited Tax Bonds, Series A (NATL-RE Insured), 5.00%, 8/15/14	170	177

Austin Electric Utility System Revenue Refunding Bonds (AGM Insured), 5.50%, 11/15/13	250	252
5.00%, 11/15/14	150	158

Austin Electric Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 11/15/13	150	151

Austin Public Property Finance Contractual G.O. Limited Bonds, 2.00%, 11/1/13	1,305	1,307

Austin Water & Wastewater System Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 11/15/13	100	101

Austin Water & Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 11/15/13	450	453

Brazosport Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.25%, 2/15/14	100	102

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Texas – 5.2% – continued

Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 5.25%, 2/15/15	$200	$214

Carrollton G.O. Limited Refunding & Improvement Bonds, 2.00%, 8/15/14	555	563

Channelview Independent School District Building G.O. Unlimited Bonds, Series B (PSF-Gtd.), Prerefunded, 5.00%, 8/15/14	100	104

Comal Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/1/14	100	102
5.00%, 2/1/14	100	102

Conroe Independent School District G.O. Unlimited Refunding & Schoolhouse Bonds (PSF-Gtd.), 5.50%, 2/15/14	200	204

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.), 3.13%, 2/15/17	7,140	7,684

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.25%, 2/15/17	7,000	7,562

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured), 5.00%, 12/1/14	700	739

Dallas County Schools Public Property Financial Contractual G.O. Limited Bonds, 3.00%, 12/1/13	250	251

Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 5.50%, 2/15/17	10,000	11,551

Dallas Waterworks & Sewer System Revenue Refunding Bonds, 5.00%, 10/1/15	250	273

Dallas Waterworks & Sewer System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/13	250	250

Denton County Permanent Improvement G.O. Limited Refunding Bonds (NATL-RE Insured), Prerefunded, 4.50%, 7/15/15	200	215

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Texas – 5.2% – continued

El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/14	$200	$204

Fort Worth Water & Sewer Revenue Refunding Bonds, 5.00%, 2/15/17	1,120	1,271

Frisco G.O. Limited Refunding & Improvement Bonds (NATL-RE Insured), 5.25%, 2/15/14	100	102
5.25%, 2/15/15	100	107

Frisco Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.25%, 8/15/15	210	229

Goose Creek Consolidated Independent School District House G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/14	115	117

Goose Creek Consolidated Independent School District Schoolhouse G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/16	500	551

Grapevine-Colleyville Independent School Building District G.O. Unlimited Refunding Bonds, Series A (NATL FGIC Insured), 4.25%, 8/15/14	200	207

Harris County Flood Control District G.O. Limited Tax Refunding Bonds, Series A, 4.13%, 10/1/13	250	250

Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 10/1/13	100	100

Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien, 5.00%, 11/15/13	300	302

Houston Higher Education Finance Corp. Revenue Bonds, Series A , Rice University Project, 4.00%, 5/15/14	250	256

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 6.30%, 8/15/14	325	342

Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded, 5.00%, 3/1/15	3,000	3,199

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	5,000	5,689

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Texas – 5.2% – continued

Houston Utility System Combined Revenue Refunding Bonds, Series A, First Lien (Assured Guaranty Insured), 3.50%, 11/15/15	$500	$532

Humble Independent School District Building G.O. Unlimited Bonds (NATL FGIC Insured), 5.00%, 2/15/14	500	509

Irving G.O. Limited Refunding & Improvement Bonds, Series A, Unrefunded Balance, 5.00%, 11/15/13	865	870

Klein Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.50%, 8/1/15	295	323

La Joya Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/14	100	102

Lake Travis Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/14	100	102

Laredo G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 8/15/14	125	130

Lewisville Water & Sewer System Revenue Refunding & Improvement Bonds, 4.00%, 2/15/14	125	127

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	5	5

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.75%, 5/15/15	270	294

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	65	70

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	1,250	1,343

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Unrefunded Balance, 5.00%, 5/15/15	260	279

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Texas – 5.2% – continued

Lubbock Certificates Obligation Waterworks G.O. Limited Bonds, Series A, 4.00%, 2/15/15	$220	$231

Lubbock Waterworks System G.O. Limited Certificates, 5.00%, 2/15/14	180	183

North Texas State Municipal Water District System Revenue Refunding & Improvement Bonds, 4.00%, 9/1/14	100	103

Northeast Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/1/15	150	163

Northside Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/18	650	742

Nueces County G.O. Limited Certificates (AMBAC Insured), Prerefunded, 5.00%, 2/15/14	400	407

Pasadena G.O. Limited Bonds (NATL-RE Insured), Prerefunded, 4.50%, 2/15/14	105	107

Pearland G.O. Limited Certificates (AMBAC Insured), Prerefunded, 4.63%, 3/1/14	100	102

Port Houston Authority G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 10/1/13	500	500

Port Neches-Groves Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 3.75%, 2/15/14	100	101

Richardson G.O. Limited Refunding Bonds, 4.00%, 2/15/18	1,000	1,113

Richardson Independent School District Building G.O. Unlimited Refunding Bonds, 5.00%, 2/15/14	100	102

San Antonio Electric & Gas System Revenue Bonds, Series A, 5.00%, 2/1/14	445	452

Southlake G.O. Limited Refunding Bonds, 4.00%, 2/15/15	100	105

Tarrant County G.O. Limited Tax Bonds, 4.13%, 7/15/14	150	155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Texas – 5.2% – continued

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	$7,000	$7,645

Texas State PFA Revenue Bonds, Building & Procurement Commission (NATL-RE Insured), 4.50%, 8/1/14	135	140

Texas State PFA Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/14	615	637

Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 4/1/15	155	166

University of Houston Consolidated Revenue Refunding Bonds (AGM Insured), 5.00%, 2/15/14	350	356

University of Texas Financing System Revenue Bonds, Series A, 5.00%, 8/15/14	175	182

Weatherford Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/15	150	158

Williamson County Road G.O. Unlimited Bonds (AMBAC Insured), 5.00%, 2/15/15	150	159
		64,240

Utah – 2.5%

Alpine School District Building G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program), 5.00%, 3/15/18	2,800	3,252

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	7,540	8,793

Nebo School District G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program), 3.00%, 7/1/14	130	133
2.00%, 7/1/20	7,050	6,923

Uintah County Municipal Building Authority Lease Revenue Bonds, 4.50%, 6/1/14	650	668

Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/15	10,160	10,990

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Utah – 2.5% – continued

Utah State G.O. Unlimited Bonds, Series B, Prerefunded, 5.00%, 7/1/14	$400	$414
		31,173

Virginia – 6.2%

Arlington County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 8/1/15	3,235	3,453

Fairfax County G.O. Unlimited Refunding & Improvement Bonds, Series A (State Aid Withholding), Prerefunded, 4.50%, 4/1/14	745	761

Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/15	10,235	11,180

Loudoun County G.O. Unlimited Bonds, Series B, 5.00%, 11/1/17	10,000	11,611

Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 12/1/13	1,000	1,008

Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 4.00%, 12/1/17	3,010	3,377

Norfolk Capital Improvement G.O. Unlimited Bonds, Series A, 2.25%, 11/1/13	675	676

Suffolk Public Improvement G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded, 4.13%, 8/1/14	120	124

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program), 5.00%, 9/1/14	350	366

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series C, 21st Century College (State Intercept Program), 4.00%, 2/1/15	100	105

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/18	3,465	4,026

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Virginia – 6.2% – continued

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured), 5.00%, 5/15/17	$2,725	$3,117

Virginia State Commonwealth Transportation Board Revenue Bonds, Series A-1, Capital Projects (State Appropriation Insured), 5.00%, 5/15/14	100	103

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/20	8,170	9,685

Virginia State G.O. Unlimited Bonds, Series A, Prerefunded, 4.50%, 6/1/15	250	267

Virginia State Polytechnic Institute & State University Revenue Refunding Bonds, Series C, General University Services System (AMBAC Insured), 4.00%, 6/1/14	250	256

Virginia State Public Building Authority Facilities Revenue Bonds, Series A, 5.00%, 8/1/14	260	271

Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding), 5.00%, 8/1/16	1,000	1,121

Virginia State Public School Financing Authority Revenue Refunding Bonds, Series C, (State Aid Withholding), 5.00%, 8/1/19	10,000	11,771

Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Revolving Fund, 5.00%, 10/1/20	3,500	4,186

Virginia State Resources Authority Infrastructure Non Ace Revenue Bonds, Senior Series A, Pooled Financing, 5.00%, 11/1/15	4,025	4,405

Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing, 5.00%, 11/1/20	1,930	2,300

Virginia State Resources Authority Infrastructure Revenue Bonds, Subseries A, 5.00%, 11/1/13	250	251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Virginia – 6.2% – continued

Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing, 3.00%, 11/1/13	$115	$115

Virginia State Resources Authority Infrastructure Senior Revenue Bonds, Unrefunded Balance, 3.00%, 11/1/13	130	130

Virginia State Resources Authority Sub-Clean Water State Revolving Fund Revenue Bonds, Prerefunded, 5.00%, 10/1/17	1,750	2,026
		76,691

Washington – 4.7%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series A (AMBAC Insured), 3.63%, 11/1/13	100	100

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3, 5.00%, 7/1/15	5,000	5,404

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 1, 5.00%, 7/1/14	3,500	3,627

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 1, 5.50%, 7/1/14	1,600	1,664

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/14	225	233
5.00%, 7/1/18	10,000	11,640

King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/18	2,500	2,778
5.00%, 12/1/20	2,000	2,348

King County G.O. Limited Refunding Bonds, Series A, Prerefunded, 5.25%, 12/1/13	120	121

King County School District No. 1 Seattle G.O. Limited Refunding Bonds, 2.00%, 12/1/13	100	100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Washington – 4.7% – continued

King County School District No. 415 Kent G.O. Unlimited Refunding Bonds, Series B (AGM School Board Guaranty Insured), 5.50%, 6/1/14	$70	$73

King County Sewer Revenue Refunding Bonds, Series B, 5.00%, 1/1/14	200	202

Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds, 5.00%, 10/1/17	600	687

Redmond G.O. Limited Bonds, 3.50%, 12/1/13	100	101

Seattle Water System Revenue Refunding & Improvement Bonds, 5.00%, 2/1/14	150	152

Snohomish County G.O. Limited Bonds, Unrefunded Balance (NATL-RE Insured), 5.00%, 12/1/13	280	282

Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,274

Snohomish County Public Utility District No. 1 Generation System Revenue Refunding Bonds, 4.00%, 12/1/13	200	201

Snohomish County Public Utility System District No. 1 Electric Revenue Refunding Bonds, 2.00%, 12/1/13	100	100

Snohomish County School District No. 16 Arlington G.O. Unlimited Refunding Bonds (NATL FGIC School Board Guaranty Insured), Prerefunded, 5.25%, 12/1/14	250	265

Tacoma G.O. Limited Tax Refunding Bonds, 5.00%, 12/1/18	600	693

Thurston County G.O. Limited Tax Refunding Bonds (AMBAC Insured), 5.00%, 11/1/13	100	100

Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program, 5.00%, 9/1/18	4,750	5,492

Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	5,996

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Washington – 4.7% – continued

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/21	$9,795	$11,566

Washington State Various Purpose G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded, 5.00%, 1/1/14	250	253

Washington State Various Purpose G.O. Unlimited Bonds, Series F, 4.50%, 7/1/15	250	268
		57,720

West Virginia – 0.0%

West Virginia State Infrastructure G.O. Unlimited Refunding Bonds (NATL FGIC Insured), 5.00%, 11/1/13	100	100

Wisconsin – 1.4%

Madison Area Technical College G.O. Unlimited Promissory Notes, Series B, 2.00%, 3/1/14	150	151

Madison G.O. Unlimited Bonds, Series A, Promissory Notes, 3.75%, 10/1/13	100	100

Madison Metropolitan School District G.O. Unlimited Refunding Bonds, 2.00%, 3/1/14	100	101

Milwaukee County G.O. Unlimited Refunding Bonds, Series A, 3.40%, 8/1/14	5,000	5,132

Milwaukee County G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 10/1/13	200	200

Milwaukee G.O. Unlimited Bonds, Series N1, Promissory Notes, 5.00%, 2/15/16	4,300	4,745

Milwaukee G.O. Unlimited Promissory & Corporate Notes, 5.00%, 5/1/20	1,175	1,389

Northland Pines School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded, 5.25%, 4/1/14	120	123

Racine County Law Enforcement Center G.O. Unlimited Bonds (AMBAC Insured), 4.00%, 3/1/14	100	102

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.7% – continued

Wisconsin – 1.4% – continued

Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	$4,625	$4,967

Wisconsin State Transportation Revenue Bonds, Series A (NATL FGIC Insured), Prerefunded, 4.50%, 7/1/15	250	268
		17,278
Total Municipal Bonds
(Cost $1,104,823)		1,128,397
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.7%

AIM Tax-Free Cash Reserve Portfolio	96,018	$96

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (2)(3)	94,930,783	94,931
Total Investment Companies
(Cost $95,027)		95,027
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

New York State Dormitory Non State Supported Debt VRDB, Series I, School Districts Financing Program (State Aid Withholding), 2.00%, 10/1/13	$1,685	$1,685
Total Short-Term Investments
(Cost $1,685)		1,685

Total Investments – 99.5%
(Cost $1,201,535)		1,225,109

Other Assets less Liabilities – 0.5%		6,016
NET ASSETS – 100.0%		$1,231,125

(1)	When-Issued Security.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $91,114,000 with net purchase of approximately $3,817,000 during the six months ended September 30, 2013.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	7.8%
General	14.7
General Obligations	37.3
School District	13.6
Transportation	5.2
Water	5.1
All other sectors less than 5%	16.3

Total	100.0%

At September 30, 2013, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	26.7%
AA	53.9
A	10.8
Not Rated	0.6
SP1/MIG1	0.2
Cash and Equivalents	7.8

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$1,128,397	(1)	$–	$1,128,397
Investment Companies	95,027	–		–	95,027
Short-Term Investments	–	1,685		–	1,685
Total Investments	$95,027	$1,130,082		$–	$1,225,109

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6%

Alabama – 0.1%

Birmingham Convertible G.O. Unlimited CABS, Series A, 0.43%, 3/1/27 (1)	$1,000	$907

Alaska – 1.5%

Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured), 5.25%, 12/1/25	3,000	3,198

Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 1, 5.00%, 2/1/43	10,000	10,331
		13,529

Arizona – 1.8%

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,666

Arizona State Transportation Board Highway Revenue Bonds, Subseries A, 5.00%, 7/1/26	5,245	5,901

Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,052
		16,619

California – 13.4%

Bay Area Toll Authority Toll Bridge Revenue Bonds, Series F-1, 5.00%, 4/1/34	5,000	5,216

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,500	1,587

California State Educational Facilities Authority Revenue Bonds, University Southern California, 4.75%, 10/1/28	10,000	10,437

California State Educational Facilities Authority Revenue Bonds, Stanford University, 5.25%, 4/1/40	16,860	19,976

California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	2,830	3,309

California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	75	75

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

California – 13.4% – continued

California State Various Purpose G.O. Unlimited Bonds, 4.75%, 6/1/35	$5,000	$4,973

Carlsbad Unified School District Convertible Election G.O. Unlimited CABS, Series B, 1.78%, 5/1/34 (1)	2,500	1,914

Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008, 1.64%, 8/1/49 (1)	5,000	1,462

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,062

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), Prerefunded, 5.00%, 10/1/13	1,000	1,000

Los Angeles Wastewater System Revenue Bonds, Series A, 5.00%, 6/1/43	2,955	3,086

Los Angeles Wastewater System Revenue Refunding Bonds, Subseries B, 5.00%, 6/1/29	7,250	7,910

Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,489

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	7,020	7,716

Mount San Antonio Community College District Convertible G.O. Unlimited CABS, Series A, Election of 2008, 2.72%, 8/1/28 (1)	3,000	1,992

Mount San Antonio Community College District G.O. Unlimited CABS, Series A, Election of 2008, 3.77%, 8/1/29 (1)	1,855	748

Riverside County Transportation Commission Sales Limited TRB, Series A, 5.25%, 6/1/39	1,000	1,065

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,359

San Diego Community College District G.O. Unlimited CABS, Election of 2006, 3.73%, 8/1/27 (1)	4,000	1,958

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

California – 13.4% – continued

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	$5,000	$5,351

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	1,100	1,238

University of California General Revenue Bonds, Series AF, 5.00%, 5/15/29	5,000	5,509

University of California General Revenue Bonds, Series AI, 5.00%, 5/15/38	7,500	7,904

University of California General Revenue Bonds, Series AK, 5.00%, Mandatory Put 5/15/23	5,000	5,839

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,796

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	7,000	7,766

William S. Hart Union High School District G.O. Unlimited Bonds, Series C, Elecion of 2008, 4.00%, 8/1/38	5,000	4,416
		124,153

Colorado – 2.4%

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 5.00%, 3/1/43	10,000	10,378

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,168

Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured), 6.00%, 1/1/14	2,275	2,286

Regional Transportation District Sales Tax Revenue Refunding Bonds, Series A, FasTracks Project, 5.00%, 11/1/29	5,630	6,379
		22,211

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Connecticut – 0.1%

Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	$645	$679

Delaware – 0.6%

Delaware State G.O. Unlimited Bonds, 5.00%, 7/1/19	3,665	4,354

Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured), 5.80%, 7/1/35	865	903
		5,257

District of Columbia – 2.6%

District of Columbia Income Tax Secured Revenue Bonds, Series C, 5.00%, 12/1/32	2,000	2,163

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,098

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.50%, 10/1/39	20,000	21,355
		24,616

Florida – 4.3%

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,235	1,364
5.00%, 9/1/25	1,000	1,091

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,687

Florida State Board of Education G.O. Unlimited Refunded Bonds, Escrowed to Maturity, 9.13%, 6/1/14	285	302

Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	3,105	3,333

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	10,000	10,841

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Florida – 4.3% – continued

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 6.25%, 10/1/31	$3,000	$3,419

Florida State Municipal Power Agency Revenue Refunding Bonds, Stanton Project, 5.50%, 10/1/19	500	594

Miami-Dade County Aviation International Airport Revenue Bonds, Series A, 5.50%, 10/1/29	2,500	2,678

Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/24	1,820	1,995

Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	5,845	6,520

Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,830	4,982
		39,806

Georgia – 2.3%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	7,500	8,213

Georgia State G.O. Unlimited Bonds, Series D, 5.00%, 2/1/26	4,110	4,784

Georgia State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 10/1/22	5,000	5,618

Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,499
		21,114

Hawaii – 2.9%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	5,000	5,305

Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,108

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL Insured), 5.00%, 7/1/35	15,000	15,629

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Hawaii – 2.9% – continued

University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	$5,000	$5,337
		27,379

Illinois – 10.5%

Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,005

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	4,740	5,182

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facilities Charge, 5.00%, 1/1/26	2,500	2,596

Cook County Sales TRB, 5.00%, 11/15/37	10,000	10,198

Illinois State Educational Facilities Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/38	5,505	5,533

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 6.00%, 3/1/38	4,850	5,132
5.25%, 3/1/40	2,500	2,571

Illinois State Finance Authority Revenue Bonds, Series A, Depaul University, 6.13%, 10/1/40	5,000	5,487

Illinois State Finance Authority Revenue Bonds, Series B, University of Chicago, 5.75%, 7/1/33	3,200	3,500

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), 5.25%, 2/1/27	5,000	5,331

Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/1/38	10,000	9,985

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B, 5.50%, 1/1/33	10,500	11,327

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,418

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Illinois – 10.5% – continued

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B, McCormick Place Project (AGM Insured), 5.00%, 6/15/50	$12,500	$12,384

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B-2, McCormick Project, 5.00%, 6/15/50	5,000	4,884

Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured), 5.75%, 6/1/34	2,900	3,267

Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,491
		97,291

Indiana – 1.1%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/38	2,500	2,616

Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), Escrowed to Maturity, 7.40%, 7/1/15	3,880	4,171

Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured), 3.50%, 6/1/18	3,280	3,503
		10,290

Louisiana – 1.8%

East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,278

Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	10,000	11,793
		17,071

Maryland – 2.0%

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/16	5,355	6,014

Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	5,610	6,554

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Maryland – 2.0% – continued

Maryland State G.O. Unlimited Refunding Bonds, First Series B, 4.50%, 8/1/21	$5,000	$5,794
		18,362

Massachusetts – 4.8%

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1, 5.25%, 7/1/33	5,000	5,620

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,016
5.00%, 8/1/23	2,500	2,980

Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1, 5.25%, 7/1/29	5,000	5,297

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology (G.O. of University Insured), 5.00%, 7/1/19	5,000	5,704

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	645	701

Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded, 5.00%, 8/15/15	3,000	3,260

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/27	10,000	11,253

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	3,000	3,699

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/36	2,520	2,823
		44,353

Michigan – 2.4%

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.50%, 10/15/45	2,565	2,627

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Michigan – 2.4% – continued

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.38%, 10/15/36	$5,000	$5,101

Michigan State Hospital Finance Authority Revenue Bonds, Series B, Trinity Health Credit Group, 5.00%, 12/1/48	5,000	4,857

Michigan State University General Revenue Bonds, Series A, 5.00%, 8/15/41	9,150	9,459
		22,044

Minnesota – 0.6%

Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project (AGM Insured School District Credit Program), 5.00%, 2/1/26	5,000	5,256

Mississippi – 0.0%

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	20	20

Missouri – 0.6%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Refunding Sales TRB, Series A, Combined Lien, 5.00%, 10/1/28	5,000	5,338

Nebraska – 1.4%

Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/28	5,355	5,863
5.00%, 2/1/29	4,500	4,885

Omaha Public Power District System Revenue Bonds, Series A, 5.50%, 2/1/39	2,500	2,725
		13,473

Nevada – 0.2%

Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,792

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

New Hampshire – 1.2%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System, 5.25%, 6/1/39	$10,000	$10,799

New Jersey – 0.5%

New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 1.33%, 1/1/35 (1)	5,000	4,697

New Mexico – 0.2%

New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series I-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities), 5.00%, 9/1/26	2,155	2,246

New York – 17.5%

Long Island Power Authority General Revenue Bonds, Series A, 6.00%, 5/1/33	5,000	5,655

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	10,709

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 11/15/16	5,000	5,670

Metropolitan Transportation Authority Dedicated TRB, Series B, 5.00%, 11/15/34	5,000	5,208

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,452

New York City G.O. Unlimited Bonds, Subseries F-1, 5.00%, 3/1/37	5,000	5,233

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	10,000	11,091

New York City Transitional Finance Authority Future TRB (NATL-RE FGIC Insured), Unrefunded Balance, 5.25%, 2/1/17	120	121

New York City Transitional Finance Authority Future TRB, Subseries F-1, 5.00%, 2/1/27	5,000	5,597
5.00%, 2/1/36	5,000	5,270

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

New York – 17.5% – continued

New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/22	$2,255	$2,644

New York State Dormitory Authority General Purpose Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 12/15/23	5,000	5,854

New York State Dormitory Authority General Purpose Personal Income TRB, Series A, 5.00%, 2/15/29	6,440	7,066

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,625

New York State Dormitory Authority Personal Income TRB, Series B, 5.00%, 3/15/42	2,000	2,078

New York State Dormitory Authority Revenue Bonds, Series A, Court Facilities Lease Issue (AMBAC Insured State Intercept Program), 5.50%, 5/15/28	5,000	5,830

New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	5,000	5,885

New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	11,980	13,397

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	10,508

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, 5.50%, 4/15/35	5,000	5,884

New York State G.O. Unlimited Bonds, Series E, 5.00%, 12/15/30	5,000	5,445

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,720

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

New York – 17.5% – continued

New York State University Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, 5.00%, 7/1/43 (2)	$2,500	$2,596

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/25	5,000	5,748

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,000	5,247
5.00%, 10/15/24	10,000	10,467

Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	1,945	1,962
		161,962

North Carolina – 2.4%

Charlotte COPS, Series B, 3.00%, 6/1/22	10,000	10,059

Charlotte Mecklenburg Hospital Authority Carolinas Healthcare System Revenue Refunding Bonds, Series A, 3.50%, 1/15/32	2,145	1,735

North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,244

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,330
		22,368

Ohio – 1.0%

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	2,972

Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/21	5,000	5,939
		8,911

Oregon – 0.3%

Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	2,845	3,313

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Pennsylvania – 0.7%

Pennsylvania State Financing EDA Revenue Bonds, Series A, University of Pittsburgh Medical Center, 5.00%, 7/1/43 (2)	$3,000	$2,963

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 1/1/23	3,500	4,004
		6,967

Rhode Island – 0.2%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/28	1,800	1,940

South Carolina – 2.2%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured), Unrefunded Balance, 5.38%, 1/1/25	5,995	7,047

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project, 5.50%, 1/1/38	13,000	13,725
		20,772

Tennessee – 1.3%

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	5,000	5,938

Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Bonds, 5.00%, 7/1/40	6,315	6,623
		12,561

Texas – 6.2%

Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 6.38%, 2/15/34	5,000	5,806

Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), Partially Prerefunded, 5.50%, 11/1/20	835	838

Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	1,780	2,072

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Texas – 6.2% – continued

Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), 6.00%, 8/15/38	$5,000	$5,680

Grand Prairie Independent School District G.O. Unlimited Refunding CABS, 3.68%, 8/15/29(1)	12,505	4,960

Houston Community College G.O. Limited Bonds, 5.00%, 2/15/36	5,625	5,865

Leander Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/32	5,000	5,010

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.25%, 5/15/31	10,000	11,215

Socorro Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 8/15/38	5,000	5,325

Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Methodist Hospital of Dallas, 5.25%, 10/1/29	5,000	5,312

Tyler Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/38	2,500	2,656

University of Houston Consolidated Revenue Refunding Bonds, Series A, 5.00%, 2/15/27	2,500	2,740
		57,479

Utah – 0.6%

University of Utah General Revenue Bonds, Series A, 5.00%, 8/1/43	5,000	5,229

Virginia – 2.4%

Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,783

Richmond Public Utility Revenue Refunding Bonds, Series A, 5.00%, 1/15/38	5,000	5,285
5.00%, 1/15/43	8,500	8,918

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Virginia – 2.4% – continued

Virginia State College Building Authority Education Facilities Revenue Bonds, Series A, 21st Century College and Equipment, 5.00%, 2/1/27	$5,440	$6,163
		22,149

Washington – 1.3%

Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	5,809

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2012C, 5.00%, 7/1/26	5,395	6,109
		11,918

West Virginia – 0.6%

West Virginia State University Project Revenue Bonds, Series A, 5.00%, 10/1/35	5,000	5,217

Wisconsin – 0.6%

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	5,000	5,921
Total Municipal Bonds
(Cost $880,820)		896,009

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.5%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (3)(4)	41,838,965	$41,839
Total Investment Companies
(Cost $41,839)		41,839

Total Investments – 101.1%
(Cost $922,659)		937,848

Liabilities less Other Assets – (1.1)%		(10,583)
NET ASSETS – 100.0%		$927,265

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $152,662,000 with net sales of approximately $110,823,000 during the six months ended September 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	18.3%
General Obligation	15.1
Higher Education	14.8
Water	14.2
Transportation	8.0
Power	6.4
All other sectors less than 5%	23.2

Total	100.0%

At September 30, 2013, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	16.4%
AA	62.5
A	16.6
Cash and Equivalents	4.5

Total	100.0%

*Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$896,009	(1)	$–	$896,009
Investment Companies	41,839	–		–	41,839
Total Investments	$41,839	$896,009		$–	$937,848

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation	NATL-RE	National Public Finance Guarantee Corporation
AMBAC	American Municipal Bond Assurance Corporation	MBIA	Municipal Bond Insurance Association
AMT	Alternative Minimum Tax	MWRA	Massachusetts Water Resources Authority
BAM	Build America Mutual	PCR	Pollution Control Revenue
BANS	Bond Anticipation Notes	PFA	Public Finance Authority
BHAC	Berkshire Hathaway Assurance Corporation	PSF	Permanent School Fund
CABS	Capital Appreciation Bonds	Q-SBLF	Qualified School Bond Loan Fund
COPS	Certificates of Participation	SCSDE	South Carolina School District Enhancement
CR	Custody Receipt	SFM	Single Family Mortgage
EDA	Economic Development Agency	TCRS	Transferable Custodial Receipts
FGIC	Financial Guaranty Insurance Corporation	TRB	Tax Revenue Bonds
FHLMC	Federal Home Loan Mortgage Corporation	XLCA	XL Capital Assurance
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
G.O.	General Obligation
Gtd.	Guaranteed
HFDC	Health Facilities Development Corp.
IBC	Insured Bond Certificates

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2013 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 47 funds as of September 30, 2013, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NORTHERN FUNDS SEMIANNUAL REPORT	87	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The NTGI PVC is responsible for making the final determination of the fair value of a security. In making its determination, the NTGI PVC considers factors that it deems appropriate to the determination of the fair value of a security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or other liquid assets having a fair value at least equal to the amount of the commitment. When-issued securities at September 30, 2013, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2013. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in

TAX-EXEMPT FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the net asset value per share of the Funds.

At March 31, 2013, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES	CAPITAL STOCK
California Intermediate Tax-Exempt	$215	($215)	$ —
Short-Intermediate Tax-Exempt	1,466	(1,220)	(246)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2013, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amount in thousands	MAR 31, 2017	MAR 31, 2018	MAR 31, 2019
High Yield Municipal	$1,839	$24,430	$12,268

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS/ (LOSSES)
Arizona Tax-Exempt	$57	$193	$127	$9,166
California Intermediate Tax-Exempt	198	295	230	22,269
California Tax-Exempt	83	1,919	333	12,827
High Yield Municipal	242	3	—	38,198
Intermediate Tax-Exempt	613	6,842	3,515	87,077
Short-Intermediate Tax-Exempt	—	—	—	36,896
Tax-Exempt	284	8,983	2,483	59,463

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,723	$609	$840
California Intermediate Tax-Exempt	10,579	3,016	1,528
California Tax-Exempt	4,696	4,055	361
High Yield Municipal	16,260	236	—
Intermediate Tax-Exempt	50,051	31,266	17,945
Short-Intermediate Tax-Exempt	16,659	317	3,682
Tax-Exempt	34,113	21,218	9,235

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN FUNDS SEMIANNUAL REPORT	89	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,685	$8	$404
California Intermediate Tax-Exempt	10,164	41	—
California Tax-Exempt	4,322	972	187
High Yield Municipal	30,657	268	—
Intermediate Tax-Exempt	46,846	429	3,616
Short-Intermediate Tax-Exempt	19,125	—	—
Tax-Exempt	34,530	29	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2013, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2010 through March 31, 2012 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2013.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended

September 30, 2013.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 22, 2013, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 25, 2013 and will expire on November 24, 2014, unless renewed.

At September 30, 2013, the Funds did not have any outstanding borrowings.

The Funds did not have any borrowings or incur any interest expense during the six months ended September 30, 2013.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2013, the investment adviser contractually agreed to reimburse a portion of each Fund’s expenses (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

The annual advisory fees and the expense limitations for the six months ended September 30, 2013, for the Funds were as follows:

	CONTRACTUAL ANNUAL ADVISORY FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.55%	0.52%	0.50%	0.45%
California Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.45%
California Tax-Exempt	0.55%	0.52%	0.50%	0.45%
High Yield Municipal	0.65%	0.61%	0.59%	0.80%
Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.45%
Short-Intermediate Tax-Exempt	0.50%	0.47%	0.45%	0.45%
Tax-Exempt	0.55%	0.52%	0.50%	0.45%

Prior to September 11, 2013, the Short-Intermediate Tax-Exempt Fund’s contractual annual advisory fee was 0.50% (expressed as a percentage of the Fund’s average daily net assets).

The contractual reimbursement arrangement is expected to continue until at least July 31, 2014. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds. Transfer agent fees are reflected as Transfer agent fees in the Funds’ Statements of Operations.

For compensation as administrator, NTI is entitled to receive a fee, accrued daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. Administration fees are reflected as Administration fees in the Funds’ Statements of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund invests its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and/or its affiliates.

NORTHERN FUNDS SEMIANNUAL REPORT	91	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The uninvested cash of the Arizona Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt and Tax-Exempt Funds is invested in the Northern Institutional Tax-Exempt Portfolio and the uninvested cash of the California Intermediate Tax-Exempt and California Tax-Exempt Funds is invested in the Northern California Municipal Money Market Fund. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Northern Institutional Tax-Exempt Portfolio and Northern California Municipal Money Market Fund is 0.35 and 0.45 percent, respectively, of average daily net assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Northern Institutional Tax-Exempt Portfolio or Northern California Municipal Money Market Fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expenses and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$—	$10,992	$—	$35,969
California Intermediate Tax-Exempt	—	187,905	—	197,374
California Tax-Exempt	—	98,585	—	110,558
High Yield Municipal	—	19,991	—	62,623
Intermediate Tax-Exempt	—	1,344,935	—	1,106,763
Short-Intermediate Tax-Exempt	—	236,282	—	125,178
Tax-Exempt	—	680,049	—	704,547

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2013, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Arizona Tax-Exempt	$4,670	$(863)	$3,807	$86,512
California Intermediate Tax-Exempt	13,728	(3,123)	10,605	357,071
California Tax-Exempt	8,254	(1,475)	6,779	127,020
High Yield Municipal	15,562	(4,246)	11,316	241,605
Intermediate Tax-Exempt	50,271	(34,110)	16,161	2,523,137
Short-Intermediate Tax-Exempt	27,236	(3,662)	23,574	1,201,535
Tax-Exempt	33,316	(18,481)	14,835	923,013

TAX-EXEMPT FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2013, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,235	$13,123	33	$346	(3,731)	$(39,166)	(2,463)	$(25,697)
California Intermediate Tax-Exempt	8,625	90,225	53	550	(11,899)	(123,540)	(3,221)	(32,765)
California Tax-Exempt	1,284	14,694	98	1,094	(3,694)	(41,597)	(2,312)	(25,809)
High Yield Municipal	3,203	27,942	92	788	(8,140)	(70,503)	(4,845)	(41,773)
Intermediate Tax-Exempt	44,039	458,017	460	4,762	(37,109)	(384,392)	7,390	78,387
Short-Intermediate Tax-Exempt	29,395	308,408	86	908	(23,058)	(242,045)	6,423	67,271
Tax-Exempt	6,364	67,614	268	2,793	(24,060)	(250,434)	(17,428)	(180,027)

Transactions in capital shares for the fiscal year ended March 31, 2013, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	2,557	$28,493	152	$1,682	(2,444)	$(27,178)	265	$2,997
California Intermediate Tax-Exempt	12,831	140,618	233	2,531	(7,242)	(79,142)	5,822	64,007
California Tax-Exempt	4,592	54,664	421	4,981	(3,980)	(47,427)	1,033	12,218
High Yield Municipal	5,452	49,126	186	1,671	(15,488)	(139,384)	(9,850)	(88,587)
Intermediate Tax-Exempt	68,829	747,543	4,753	51,028	(51,087)	(553,703)	22,495	244,868
Short-Intermediate Tax-Exempt	47,619	506,296	285	3,020	(41,047)	(437,000)	6,857	72,316
Tax-Exempt	22,547	251,446	2,811	30,973	(23,829)	(264,930)	1,529	17,489

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the item noted in Note 4 — Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	93	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/13 - 9/30/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on pages 91 and 92), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.45%	$1,000.00	$966.70	$2.22
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.45%	$1,000.00	$971.10	$2.22
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.45%	$1,000.00	$959.80	$2.21
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.80%	$1,000.00	$943.50	$3.90
Hypothetical**	0.80%	$1,000.00	$1,021.06	$4.05

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.44%	$1,000.00	$976.00	$2.18
Hypothetical**	0.44%	$1,000.00	$1,022.86	$2.23

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.45%	$1,000.00	$996.10	$2.25
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.45%	$1,000.00	$959.60	$2.21
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

TAX-EXEMPT FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	95	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement, including reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management (advisory and administrative) fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to the pricing and fund accounting systems made during the year, and other investments in technology, including the trade order management system used to process certain trades. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. In addition, they noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. They also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees considered that the investment performance of the Arizona Tax-Exempt Fund, the California Intermediate Tax-Exempt Fund and the California Tax-Exempt Fund was above, and the investment performance of the High Yield Municipal Fund and the Short-Intermediate Tax-Exempt Fund was below its respective Lipper peer group medians for the three- and five-year periods and, the investment performance for the Intermediate Tax-Exempt Fund and Tax-Exempt Fund was mixed for those time periods. They also considered that each Fund, other than the California Tax Exempt Fund and the Tax Exempt Fund, lagged its performance benchmark for the same time periods. The Trustees took into account Northern’s explanations for the performance rankings and comparisons.

The Trustees considered the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. The Trustees also took into consideration the extreme market volatility in recent years and the effects of these events on the Funds’ longer term performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues.

The Trustees believed, based on the information received, that Northern was appropriately monitoring the underperforming Funds. Overall, the Trustees concluded that Northern had devoted appropriate resources to improving the investment performance and addressing underperformance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. They noted that certain voluntary expense reimbursements being made by Northern to certain Funds could be terminated at any time. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were not waived by Northern of the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also considered the additional contractual expense reimbursements that were in effect during the past year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees reviewed information on the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees considered that each Fund’s total expense ratio after reimbursement of expenses was below its respective Lipper peer objective median, although the Funds’ contractual management fees were all above their respective Lipper peer group medians. The Trustees also considered information comparing the Funds’ advisory fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the High Yield Municipal Fund. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and

NORTHERN FUNDS SEMIANNUAL REPORT	97	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2013 (UNAUDITED)

through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as a Fund’s assets grew, its shareholders would receive reduced fee rates.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the advisory fees paid by the Funds were reasonable in light of the services provided by Northern, its costs and the Funds’ asset levels, and that the Advisory Agreement should be approved and continued.

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THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	99	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

10	SCHEDULES OF INVESTMENTS

10	CALIFORNIA MUNICIPAL MONEY MARKET FUND

14	MONEY MARKET FUND

21	MUNICIPAL MONEY MARKET FUND

43	U.S. GOVERNMENT MONEY MARKET FUND

47	U.S. GOVERNMENT SELECT MONEY MARKET FUND

51	ABBREVIATIONS AND OTHER INFORMATION

52	NOTES TO THE FINANCIAL STATEMENTS

59	FUND EXPENSES

60	APPROVAL OF ADVISORY AGREEMENT

64	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2013 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost	$357,763	$7,728,613	$5,817,980	$1,019,865	$3,161,002
Repurchase agreements, at cost which approximates fair value	–	423,650	–	480,564	468,551
Cash	2,349	133,628	5,388	86,001	1
Interest income receivable	219	5,735	2,239	348	460
Receivable for securities sold	730	–	53,846	–	–
Receivable for fund shares sold	–	40	37,780	–	–
Receivable from affiliates for expense reimbursements	26	389	363	96	227
Prepaid and other assets	5	35	25	11	20
Total Assets	361,092	8,292,090	5,917,621	1,586,885	3,630,261
LIABILITIES:
Payable for securities purchased	13,907	531,104	91,214	89,286	123,993
Payable for fund shares redeemed	1	48,120	186	86,044	3
Distributions to shareholders	3	65	48	12	29
Payable to affiliates:
Investment advisory fees	14	321	239	60	144
Administration fees	6	128	96	24	58
Custody and accounting fees	2	30	20	5	12
Transfer agent fees	6	128	96	24	58
Trustee fees	13	108	69	14	24
Accrued other liabilities	18	116	88	30	57
Total Liabilities	13,970	580,120	92,056	175,499	124,378
Net Assets	$347,122	$7,711,970	$5,825,565	$1,411,386	$3,505,883
ANALYSIS OF NET ASSETS:
Capital stock	$347,142	$7,720,643	$5,825,175	$1,411,369	$3,505,862
Accumulated undistributed net investment income (loss)	(11)	(42)	153	11	14
Accumulated undistributed net realized gain (loss)	(9)	(8,631)	237	6	7
Net Assets	$347,122	$7,711,970	$5,825,565	$1,411,386	$3,505,883
Shares Outstanding ($.0001 par value, unlimited authorization)	347,175	7,720,737	5,825,200	1,411,402	3,505,900
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$217	$8,206	$3,801	$816	$2,022
Total Investment Income	217	8,206	3,801	816	2,022
EXPENSES:
Investment advisory fees	518	9,959	7,600	1,706	4,336
Administration fees	207	3,983	3,040	683	1,734
Custody fees	27	429	315	86	193
Accounting fees	31	408	314	78	183
Transfer agent fees	207	3,983	3,040	683	1,734
Registration fees	6	32	27	15	19
Printing fees	34	55	28	8	15
Professional fees	16	61	46	21	31
Trustee fees	5	57	40	11	22
Other	5	45	35	10	20
Total Expenses	1,056	19,012	14,485	3,301	8,287
Less expenses voluntarily reimbursed by investment adviser	(530)	(6,147)	(7,152)	(1,644)	(4,227)
Less expenses contractually reimbursed by investment adviser	(329)	(5,057)	(3,835)	(908)	(2,211)
Less custodian credits	(1)	(1)	(1)	(1)	–
Net Expenses	196	7,807	3,497	748	1,849
Net Investment Income	21	399	304	68	173
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	–	27	237	6	7
Net Gains	–	27	237	6	7
Net Increase in Net Assets Resulting from Operations	$21	$426	$541	$74	$180

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2013

	CALIFORNIA MUNICIPAL MONEY MARKET FUND		MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013
OPERATIONS:
Net investment income	$21	$37	$399	$777	$304	$666	$68	$141	$173	$361
Net realized gains (losses) on: Investments	–	(9)	27	133	237	262	6	31	7	44
Net Increase in Net Assets Resulting from Operations	21	28	426	910	541	928	74	172	180	405
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(22,833)	(56,731)	(864,809)	1,300,291	(831,977)	(358,566)	81,988	(21,769)	(31,755)	100,928
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(22,833)	(56,731)	(864,809)	1,300,291	(831,977)	(358,566)	81,988	(21,769)	(31,755)	100,928
DISTRIBUTIONS PAID:
From net investment income	(21)	(40)	(399)	(795)	(304)	(821)	(68)	(151)	(173)	(380)
Total Distributions Paid	(21)	(40)	(399)	(795)	(304)	(821)	(68)	(151)	(173)	(380)
Total Increase (Decrease) in Net Assets	(22,833)	(56,743)	(864,782)	1,300,406	(831,740)	(358,459)	81,994	(21,748)	(31,748)	100,953
NET ASSETS:
Beginning of period	369,955	426,698	8,576,752	7,276,346	6,657,305	7,015,764	1,329,392	1,351,140	3,537,631	3,436,678
End of period	$347,122	$369,955	$7,711,970	$8,576,752	$5,825,565	$6,657,305	$1,411,386	$1,329,392	$3,505,883	$3,537,631
Accumulated Undistributed Net Investment Income (Loss)	$(11)	$(11)	$(42)	$(42)	$153	$153	$11	$11	$14	$14

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	– (1)	– (1)	– (1)	– (1)	–	(1)	0.01
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	–	(2)	–
Total from Investment Operations	–	–	–	–	–		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	–	(3)	(0.01)
Total Distributions Paid	–	–	–	–	–		(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.03%	0.03%		1.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$347,122	$369,955	$426,698	$469,628	$971,027		$1,620,993
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.09%	0.16%	0.16%	0.27%	0.34	%(7)	0.57	%(8)
Expenses, before reimbursements and credits(6)	0.51%	0.51%	0.49%	0.57%	0.72%		0.71%
Net investment income (loss), net of reimbursements and credits(6)	0.01%	0.00%	0.01%	0.00%	(0.01)%		1.08%
Net investment income (loss), before reimbursements and credits(6)	(0.41)%	(0.35)%	(0.32)%	(0.30)%	(0.39)%		0.94%

(1)	Per share amount from net investment income (loss) was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $306,000 which represents 0.03% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $360,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	–	(1)	0.01
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	–	(2)	–	(2)
Total from Investment Operations	–	–	–	–	–		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	–	(3)	(0.01)
Total Distributions Paid	–	–	–	–	–		(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.02%	0.03%	0.05	%(5)	1.16	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,711,970	$8,576,752	$7,276,346	$7,419,896	$7,682,040		$9,744,761
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.20%	0.24%	0.18%	0.30%	0.47	%(8)	0.57	%(9)
Expenses, before reimbursements and credits(7)	0.48%	0.48%	0.48%	0.55%	0.70%		0.70%
Net investment income, net of reimbursements and credits(7)	0.01%	0.01%	0.02%	0.02%	0.05%		1.18%
Net investment income (loss), before reimbursements and credits(7)	(0.27)%	(0.23)%	(0.28)%	(0.23)%	(0.18)%		1.05%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 0.23% and 0.97% for the fiscal years ended March 31, 2010 and 2009, respectively.
(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.001%.
(8)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,976,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(9)	The net expense ratio includes the Participation Fee of approximately $2,325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	–	(1)	0.01
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	–	(2)	–
Total from Investment Operations	–	–	–	–	–		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	–	(3)	(0.01)
Total Distributions Paid	–	–	–	–	–		(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.02%	0.08%		1.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,825,565	$6,657,305	$7,015,764	$6,688,741	$6,404,996		$10,170,902
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.12%	0.17%	0.16%	0.29%	0.45	%(7)	0.57	%(8)
Expenses, before reimbursements and credits(6)	0.48%	0.48%	0.48%	0.54%	0.70%		0.70%
Net investment income, net of reimbursements and credits(6)	0.01%	0.01%	0.02%	0.03%	0.09%		1.17%
Net investment income (loss), before reimbursements and credits(6)	(0.35)%	(0.30)%	(0.30)%	(0.22)%	(0.16)%		1.04%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,450,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $1,707,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	–	(1)	0.01
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	–	(2)	–
Total from Investment Operations	–	–	–	–	–		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	–	(3)	(0.01)
Total Distributions Paid	–	–	–	–	–		(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.02%	0.01%		1.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,411,386	$1,329,392	$1,351,140	$1,626,601	$1,445,539		$2,347,454
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.11%	0.17%	0.12%	0.23%	0.32	%(7)	0.56	%(8)(9)
Expenses, before reimbursements and credits(6)	0.48%	0.48%	0.49%	0.54%	0.71%		0.71%
Net investment income, net of reimbursements and credits(6)	0.01%	0.01%	0.01%	0.01%	0.01%		1.03%
Net investment income (loss), before reimbursements and credits(6)	(0.36)%	(0.30)%	(0.36)%	(0.30)%	(0.38)%		0.88%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes custodian credits of approximately $125,000 which represents 0.01% of average net assets for the fiscal year ended March 31, 2009. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(9)	The net expense ratio includes the Participation Fee of approximately $383,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	–	(1)	0.01
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	–	(2)	–
Total from Investment Operations	–	–	–	–	–		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	–	(3)	(0.01)
Total Distributions Paid	–	–	–	–	–		(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.01%	0.01%		0.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,505,883	$3,537,631	$3,436,678	$3,122,906	$3,411,618		$5,010,970
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.11%	0.15%	0.09%	0.20%	0.31	%(7)	0.55	%(8)
Expenses, before reimbursements and credits(6)	0.48%	0.48%	0.48%	0.55%	0.69%		0.70%
Net investment income, net of reimbursements and credits(6)	0.01%	0.01%	0.01%	0.01%	0.01%		0.73%
Net investment income (loss), before reimbursements and credits(6)	(0.36)%	(0.32)%	(0.38)%	(0.34)%	(0.37)%		0.58%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $539,000 which represents 0.01% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $635,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.1%

California – 100.4%

Alameda County California IDA Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/13	$4,220	$4,220

California Educational Facilities Authority Municipal Interest Bearing CP, 0.11%, 11/26/13	5,873	5,873

California Health Facilities Financing Authority Revenue VRDB, (Bank of Montreal LOC), 0.05%, 10/8/13	6,725	6,725

California Health Facilities Financing Authority Revenue VRDB, Adventist Health Systems West, Series B, (U.S. Bank N.A. LOC), 0.04%, 10/1/13	3,500	3,500

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series A, Pacific Gas & Electric, (Mizuho Bank Ltd. LOC), 0.04%, 10/1/13	5,350	5,350

California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/1/13	2,300	2,300

California Infrastructure and Economic Development Bank Revenue VRDB, (Comerica Bank LOC), 0.08%, 10/8/13	9,100	9,100

California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.05%, 10/8/13	9,940	9,940

California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica Bank LOC), 0.10%, 10/8/13	5,500	5,500

California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/1/13	3,100	3,100

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Big Bear Disposal, Inc. Project, (Union Bank N.A. LOC), 0.09%, 10/8/13	2,325	2,325

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.1% – continued

California – 100.4% – continued

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A, (Comerica Bank LOC), 0.10%, 10/8/13	$2,745	$2,745

California School Cash Reserve Program Authority Revenue Notes, Senior, Series A, 2.00%, 4/1/14	4,000	4,036

California School Cash Reserve Program Authority Revenue Notes, Senior, Series B, 2.00%, 6/2/14	3,300	3,339

California School Cash Reserve Program Authority Revenue Notes, Series AA, 2.00%, 10/1/13	4,000	4,000

California State G.O., Floating, Series C-4, (Citibank N.A. LOC), 0.07%, 10/8/13	3,800	3,800

California State Revenue Notes, Series A-1, 2.00%, 5/28/14	7,000	7,082

California State Revenue Notes, Series A-2, 2.00%, 6/23/14	13,000	13,167

California Statewide Communities Development Authority Corp. COPS VRDB, Covenant Retirement Communities, (JPMorgan Chase Bank N.A. LOC), 0.06%, 10/8/13	9,700	9,700

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.07%, 10/8/13	1,400	1,400

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, (FHLB of San Francisco LOC), 0.09%, 10/8/13	8,500	8,500

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.06%, 10/8/13	1,300	1,300

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.07%, 10/8/13	3,800	3,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.1% – continued

California – 100.4% – continued

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.09%, 10/8/13	$5,000	$5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Lincoln Walk Apartment Project, Series D (PNC Bank N.A. LOC), 0.10%, 10/8/13	500	500

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M, (FHLB of San Francisco LOC), 0.06%, 10/8/13	10,290	10,290

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.06%, 10/8/13	7,785	7,785

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.08%, 10/8/13	7,605	7,605

California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	6,700	6,700

California Statewide Communities Development Authority Revenue VRDB, Kaiser Permanente, Series A, 0.08%, 10/8/13	5,000	5,000

Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.06%, 10/8/13	4,500	4,500

City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC LOC), 0.08%, 10/8/13	6,420	6,420

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.1% – continued

California – 100.4% – continued

City of Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	$1,300	$1,300

City of Manhattan Beach California COPS Refunding VRDB, (Union Bank N.A. LOC), 0.06%, 10/8/13	2,180	2,180

City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.06%, 10/8/13	1,500	1,500

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.05%, 10/8/13	9,600	9,600

Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC LOC), 0.09%, 10/8/13	4,600	4,600

Deutsche Bank Spears/Lifers Trust Goldman Sachs Adjustable Revenue Bonds, Series DBE-709, (Deutsche Bank A.G. Gtd.), 0.22%, 10/8/13 (1)	13,907	13,907

Deutsche Bank Spears/Lifers Trust, Goldman Sachs G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13 (1)	7,310	7,310

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-649, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13	11,096	11,096

Golden Empire Schools Financing Authority Lease Revenue Refunding VRDB, Floating Notes, Kern High School, Series D, 0.37%, 10/8/13	3,500	3,500

Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240- 105-250, (Bank of New York Mellon LOC), 0.04%, 10/1/13	7,600	7,600

Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.10%, 10/8/13	8,240	8,240

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.1% – continued

California – 100.4% – continued

Los Angeles County Schools Pooled Financing Program TRANS, Series C-7, 2.00%, 12/31/13	$2,000	$2,008

Los Angeles County Schools Pooled Financing Program TRANS, Series C-8, 2.00%, 1/31/14	4,000	4,022

Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.07%, 10/8/13	2,500	2,500

Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2, 0.06%, 10/1/13	2,500	2,500

Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.07%, 10/8/13	4,825	4,825

Los Angeles Municipal Improvement Corp. Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/7/14	6,250	6,250

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.05%, 10/8/13	2,000	2,000

Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600, 0.16%, 10/8/13 (1)	7,000	7,000

Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.06%, 10/8/13	7,435	7,435

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA LOC), 0.09%, 10/8/13	1,000	1,000

Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.06%, 10/8/13	1,250	1,250
Series C, (State Street Bank & Trust Co. LOC), 0.06%, 10/8/13	1,000	1,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.1% – continued

California – 100.4% – continued

Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA LOC), 0.06%, 10/8/13	$7,550	$7,550

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Seasons at Winter, Series C-2, (FHLMC LOC), 0.09%, 10/8/13	7,100	7,100

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.05%, 10/8/13	1,000	1,000

San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.09%, 10/8/13	7,110	7,110

San Diego Unified School District G.O. Limited TRANS, Series A-1, 2.00%, 1/31/14	3,000	3,018

San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Towers, Series A, (FHLMC LOC), 0.06%, 10/8/13	5,000	5,000

San Francisco City & County Airports Commission International Airport Revenue Refunding VRDB, Series 37C, (Union Bank N.A. LOC), 0.06%, 10/8/13	10,995	10,995

Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Barclays Bank PLC LOC), 0.07%, 10/8/13	6,630	6,630

State of California G.O., Floating, Series A-2, (Bank of Montreal LOC), 0.03%, 10/1/13	4,000	4,000

Tahoe Forest Hospital District California Revenue VRDB, Health Facility, (U.S. Bank N.A. LOC), 0.06%, 10/1/13	2,455	2,455

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.1% – continued

California – 100.4% – continued

Western Municipal California Water District Facilities Authority Revenue Refunding Bonds, Series A, (Union Bank N.A. LOC), 0.07%, 10/8/13	$6,500	$6,500
		348,583

Colorado – 2.7%

Colorado Educational & Cultural Facilities Authority Adjustable Revenue Refunding Bonds, Capital Christian School, (FHLB of San Francisco LOC), 0.05%, 10/8/13	9,180	9,180
Total Municipal Investments
(Cost $357,763)		357,763

Total Investments – 103.1%
(Cost $357,763)(2)		357,763

Liabilities less Other Assets – (3.1)%		(10,641)
NET ASSETS – 100.0%		$347,122

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The cost for federal income tax purposes was $357,763.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	13.0%
Educational Services	19.2
Electric Services, Power and Utility	5.7
Executive, Legislative & Gen. Gov.	5.0
Health Services, Hospital and Residential Care	11.8
Urban and Community Development and Housing Programs	26.3
Miscellaneous Revenues	10.9
All other sectors less than 5%	8.1

Total	100.0%

At September 30, 2013, the maturity analysis for the California Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	9.9%
2 - 15 Days	76.2
31 - 60 Days	1.7
61 - 97 Days	0.6
98 - 180 Days	3.8
181 - 270 Days	7.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by California Municipal Money Market Fund	$–	$357,763	(1)(2)	$–	$357,763

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the California Municipal Money Market Fund are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the California Municipal Money Market Fund as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 8.2%

ABS Other – 8.2%

Alpine Securitization Corp., 0.15%, 10/10/13	$17,630	$17,629

Atlantic Asset Securitization LLC, 0.25%, 11/12/13	20,060	20,054

Barclays Bank PLC Collateralized Commercial Paper, 0.25%, 10/28/13	60,000	59,989

Bedford Row Funding Corp., 0.32%, 9/15/14	11,000	10,966

Collateralized Commercial Paper II, 0.26%, 10/3/13	27,835	27,835
0.22%, 11/6/13	60,000	59,987
0.30%, 12/6/13	21,440	21,428

Collateralized Commercial Paper LLC, 0.30%, 12/6/13	47,260	47,234
0.22%, 1/3/14	50,025	49,996

Gemini Securitization Corp. LLC, 0.13%, 10/24/13	21,000	20,998
0.22%, 12/2/13	15,870	15,864

Gotham Funding, 0.18%, 10/28/13	13,000	12,998

Kells Funding LLC, 0.21%, 10/7/13	32,710	32,709
0.22%, 10/16/13	32,700	32,697
0.24%, 10/31/13	20,000	19,996
0.22%, 1/6/14	20,000	19,988
0.24%, 3/20/14	23,000	22,975

Liberty Street Funding LLC, 0.18%, 12/16/13	5,000	4,998

Market Street Funding LLC, 0.18%, 10/29/13	30,435	30,431

Ridgefield Funding Co. LLC, 0.30%, 11/1/13	40,000	39,990
0.29%, 11/8/13	33,000	32,990

Victory Receivables Corp., 0.19%, 10/11/13	16,745	16,744
0.15%, 10/17/13	11,000	10,999
		629,495
Total ABS Commercial Paper
(Cost $629,495)		629,495

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.2%

Car Loan – 0.2%

Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A1, 0.22%, 12/13/13	$14,768	$14,768
Total Asset-Backed Securities
(Cost $14,768)		14,768

CERTIFICATES OF DEPOSIT – 32.1%

Banking – 32.1%

Bank of Montreal, Chicago Branch, 0.18%, 11/8/13	56,000	56,000

Bank of Montreal, London Branch, 0.25%, 3/5/14	34,000	34,000

Bank of Nova Scotia, Houston, 0.18%, 10/1/13, FRCD	60,000	60,000
0.24%, 10/1/13, FRCD	33,000	33,000
0.31%, 10/16/13, FRCD	21,000	21,000
0.19%, 10/28/13, FRCD	45,000	45,000
0.25%, 12/20/13	40,000	40,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.20%, 11/6/13	61,000	61,000
0.18%, 11/18/13	60,000	60,000

Barclays Bank PLC, New York Branch, 0.36%, 10/22/13	50,000	50,000
0.30%, 12/5/13	21,000	21,000

Branch Banking and Trust Co. North Carolina, 0.08%, 11/4/13	63,000	63,000

Commonwealth Bank of Australia, London, 0.17%, 11/8/13	61,515	61,515

Credit Agricole S.A., London, 0.29%, 10/21/13	50,000	50,000
0.29%, 11/8/13	27,000	27,000
0.29%, 11/14/13	58,000	58,000

Credit Suisse, New York, 0.26%, 2/21/14	110,000	110,000
0.27%, 3/21/14	14,000	14,000

Deutsche Bank A.G., New York Branch, 0.25%, 11/26/13	24,550	24,550
0.33%, 2/26/14	45,000	45,000

DNB Nor Bank ASA, Norway Branch, 0.26%, 10/24/13	44,000	44,000
0.24%, 12/13/13	60,000	60,000

JPMorgan Chase Bank N.A., New York Branch, 0.25%, 10/2/13	41,000	41,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 32.1% – continued

Banking – 32.1% – continued

Lloyds TSB Bank PLC, New York Branch, 0.20%, 11/25/13	$40,000	$40,000

Mitsubishi UFJ Trust & Banking Corp., 0.22%, 12/5/13	23,000	23,000

Mizuho Bank Ltd., New York Branch, 0.21%, 12/12/13	50,000	50,000
0.24%, 3/10/14	15,960	15,960

National Australia Bank Ltd., London, 0.18%, 10/22/13	60,000	60,000
0.26%, 12/9/13, FRCD	40,000	40,000
0.24%, 2/24/14	42,000	42,000

Nordea Bank Finland PLC, New York, 0.19%, 10/15/13	40,000	40,000
0.19%, 10/16/13	63,000	63,000
0.18%, 11/5/13	16,190	16,190
0.18%, 11/14/13	27,000	27,000

Norinchukin Bank, New York Branch, 0.22%, 12/4/13	34,000	34,000

Oversea-Chinese Banking Corp., 0.20%, 11/21/13	23,655	23,655
0.18%, 12/4/13	16,725	16,725

Rabobank Nederland, London Branch, 0.25%, 11/14/13	38,000	38,000

Royal Bank of Canada, New York, 0.29%, 10/1/13, FRCD	17,000	17,000
0.30%, 10/1/13, FRCD	22,000	22,000
0.31%, 10/1/13, FRCD	33,000	33,000

Skandinaviska Enskilda Banken AB, New York, 0.29%, 10/23/13	54,000	54,000
0.29%, 12/10/13	55,000	55,000

Societe Generale, New York Branch, 0.22%, 10/31/13	42,000	42,000
0.24%, 12/5/13	24,000	24,000

Sumitomo Mitsui Banking Corp., New York, 0.21%, 11/12/13	42,720	42,720
0.26%, 3/17/14	27,220	27,220

Svenska Handelsbanken, New York, 0.19%, 10/7/13	50,000	50,000
0.19%, 11/1/13	15,000	15,000

Toronto Dominion Bank, New York, 0.23%, 11/4/13	58,000	58,000
0.23%, 2/20/14	25,000	25,000
0.23%, 3/7/14	62,000	62,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 32.1% – continued

Banking – 32.1% – continued

UBS A.G., Stamford Branch, 0.33%, 10/11/13	$64,000	$64,000

Wells Fargo Bank N.A., 0.18%, 10/1/13, FRCD	61,200	61,200
0.23%, 10/18/13, FRCD	45,340	45,340
0.23%, 10/23/13, FRCD	30,000	30,000
0.20%, 10/24/13	59,000	59,000
0.18%, 11/7/13	61,000	61,000

Westpac Banking Corp., New York, 0.26%, 10/1/13, FRCD	17,000	16,997
		2,473,072
Total Certificates of Deposit
(Cost $2,473,072)		2,473,072

COMMERCIAL PAPER – 11 .4%

Automotive – 1.1%

Toyota Motor Credit Corp., 0.22%, 10/3/13	42,000	42,000
0.23%, 1/29/14	42,365	42,333
		84,333

Banking –3.9%

Australia and New Zealand Banking Group, 0.28%, 10/1/13	10,000	10,000
0.31%, 11/18/13	16,000	16,000

Commonwealth Bank of Australia, 0.30%, 10/4/13	15,000	15,000
0.25%, 12/16/13	22,765	22,765

DBS Bank Ltd., 0.27%, 10/3/13	43,000	42,999

ING Bank N.V., 0.20%, 12/10/13	16,000	15,994

ING US Funding LLC, 0.22%, 10/18/13	60,000	59,994
0.20%, 12/12/13	25,000	24,990

Nordea Bank AB, 0.22%, 3/24/14	7,000	6,993

Oversea-Chinese Banking Corp., 0.27%, 10/2/13	21,285	21,285

Rabobank USA Financial Corp., 0.17%, 12/16/13	12,160	12,155

Westpac Banking Corp., 0.27%, 10/8/13	14,000	14,000

Westpac Banking Corp., New York, 0.30%, 10/11/13	20,000	20,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 11.4% – continued

Banking – 3.9% continued
0.25%, 12/18/13	$20,000	$20,000
		302,175

Food and Beverage – 0.7%

Coca-Cola (The) Co., 0.11%, 1/9/14	25,000	24,992
0.12%, 2/11/14	27,000	26,988
		51,980

Foreign Agencies – 3.2%

Bank Nederlandse Gemeenten, 0.18%, 10/7/13	20,505	20,504

Caisse D’Amortissement De La Dette, 0.28%, 2/3/14	34,380	34,347

Caisse Des Depots Et Consignations, 0.23%, 3/17/14	40,000	39,957

Electricite De France S.A., 0.21%, 10/15/13	24,835	24,833
0.20%, 12/9/13	12,785	12,780

KFW, 0.17%, 10/10/13	59,620	59,618
0.17%, 10/15/13	31,860	31,858
0.18%, 11/19/13	22,370	22,364
		246,261

Life Insurance – 0.2%

Prudential Funding LLC, 0.10%, 10/25/13	15,635	15,634

Non Captive Diversified – 2.3%

General Electric Capital Corp., 0.11%, 12/13/13	95,000	94,979
0.11%, 12/16/13	20,000	19,995
0.18%, 1/23/14	41,000	40,977
0.24%, 4/28/14	22,220	22,189
		178,140
Total Commercial Paper
(Cost $878,523)		878,523

CORPORATE NOTES/BONDS – 6.9%

Automotive – 0.2%

American Honda Finance Corp., 0.26%, 11/20/13, FRN (1)	16,105	16,105

Banking – 0.2%

Commonwealth Bank of Australia, 0.27%, 10/2/13, FRN (1)	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 6.9% – continued

Consumer Products – 0.7%

Kimberly-Clark Corp., 4.22%, 12/19/13 (1)	$50,000	$50,422

Foreign Agencies – 1.8%

Export Development Canada, 0.11%, 10/1/13, FRN (1)	17,000	16,996
0.13%, 10/1/13, FRN (1)	75,000	75,000

KFW, 0.15%, 10/1/13, FRN	39,000	39,000

KFW, Government Gtd., 1.38%, 1/13/14	10,940	10,976
		141,972

Retailers – 0.8%

Wal-Mart Stores, 5.40%, 6/1/14	59,000	61,071

Supranational – 3.2%

International Bank for Reconstruction & Development, 0.10%, 10/1/13, FRN	45,000	44,997
0.13%, 10/1/13, FRN	34,000	33,992
0.15%, 10/1/13, FRN	101,000	101,000
0.50%, 11/26/13	25,000	25,012

International Finance Corp., 0.00%, 10/7/13, FRN	18,000	18,000
3.00%, 4/22/14	25,000	25,400
		248,401
Total Corporate Notes/Bonds
(Cost $532,971)		532,971

EURO NOTE – 0.1%

Sovereign – 0.1%

Bank of England Euro Note, 1.38%, 3/7/14 (1)	10,000	10 ,048
Total Euro Note
(Cost $10,048)		10,048

EURODOLLAR TIME DEPOSITS – 17.4%

Banking – 17.4%

Australia and New Zealand Banking, 0.20%, 10/28/13 (1)(2)	39,000	39,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 10/1/13	383,720	383,720
0.12%, 10/2/13	176,810	176,810

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 17.4% – continued

Banking – 17.4% – continued

Credit Agricole S.A., London, 0.09%, 10/1/13	$118,000	$118,000

DBS Bank Ltd., Singapore Branch, 0.07%, 10/1/13	73,460	73,460
0.18%, 10/28/13 (1)(2)	40,000	40,000

HSBC Holdings PLC, London Branch, 0.05%, 10/1/13	17,000	17,000

HSBC Holdings PLC, Paris Branch, 0.18%, 10/1/13(1)	60,435	60,435

Nordea Bank Grand Cayman, 0.01%, 10/1/13	200,000	200,000

Skandinaviska Enskilda Banken AB, 0.06%, 10/1/13	236,455	236,455
		1,344,880
Total Eurodollar Time Deposits
(Cost $1,344,880)		1,344,880

MEDIUM TERM NOTES – 0.5%

Banking – 0.1%

UBS A.G., New York Branch, 2.25%, 1/28/14	10,880	10,938

Foreign Agencies – 0.2%

KFW, Government Gtd., 0.21%, 2/28/14	13,000	12,998

Non Captive Diversified – 0.2%

General Electric Capital Corp., 5.65%, 6/9/14	17,130	17,756
Total Medium Term Notes
(Cost $41,692)		41,692

MUNICIPAL INVESTMENTS – 10.0%

California – 2.6%

California State Revenue Notes, Series A-1, 2.00%, 5/28/14	32,675	33,057

Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2, 0.06%, 10/8/13	50,000	50,000

Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC LOC), 0.09%, 10/8/13	34,500	34,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 10.0% – continued

California – 2.6% – continued

Los Angeles County Metropolitan Transportation Authority Municipal Interest Bearing CP, (Sumitomo Mitsui Banking Corp. LOC), 0.18%, 10/10/13	$22,500	$22,500

University of California Municipal CP VRDB, 0.06%, 10/8/13	25,000	25,000

West Hills Community College District COPS VRDB, (Union Bank N.A. LOC), 0.06%, 10/8/13	32,985	32,985
		198,042

District of Columbia – 0.6%

Metropolitan Washington Airports Authority Revenue Refunding VRDB, Subseries C-2, (Barclays Bank PLC LOC), 0.07%, 10/8/13	47,220	47,220

Florida – 0.8%

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.06%, 10/8/13	20,205	20,205

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B, (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/8/13	45,000	45,000
		65,205

Idaho – 0.0%

Glacier 600 LLC VRDB, (U.S. Bank N.A. LOC), 0.15%, 10/8/13	3,161	3,161

Massachusetts – 0.5%

Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7, (Commonwealth of Massachusetts Gtd.), 0.10%, 10/8/13	38,370	38,370

New Jersey – 0.8%

Brick Township New Jersey G.O. Unlimited BANS, Series A, 1.00%, 1/23/14	20,000	20,034

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 10.0% – continued

New Jersey – 0.8% – continued

New Jersey Health Care Facilities Financing Authority Revenue Refunding VRDB, Underwood Memorial Hospital, (TD Bank N.A. LOC), 0.06%, 10/8/13	$40,255	$40,255
		60,289

New York – 1.1%

Monroe Security & Safety System New York Local Development Revenue VRDB, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/13	46,140	46,140

New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, New York City Water, Series AA-2, 0.06%, 10/8/13	20,000	20,000

New York Liberty Development Corp. Revenue Refunding VRDB, World Trade Center, Series A, (U.S. Treasury Escrowed), 0.23%, 6/19/14	16,000	16,000
		82,140

North Carolina – 0.4%

North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.08%, 10/8/13	27,600	27,600

Pennsylvania – 0.5%

Delaware River Port Authority Revenue Refunding VRDB, Series A, (Royal Bank of Canada LOC), 0.06%, 10/8/13	36,000	36,000

Texas – 1.4%

Texas State TRANS, 2.00%, 8/28/14	40,125	40,778

University of Texas Revenue Refunding VRDB, Financing System, Series B, 0.06%, 10/8/13	67,130	67,130
		107,908

Wisconsin – 1.3%

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	43,035	43,035

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 10.0% – continued

Wisconsin – 1.3% – continued

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	$59,850	$59,850
		102,885
Total Municipal Investments
(Cost $768,820)		768,820

U.S. GOVERNMENT AGENCIES – 8.9% (3)

Federal Farm Credit Bank – 2.3%

FFCB FRN, 0.08%, 10/1/13	25,000	25,000
0.14%, 10/1/13	42,000	41,993
0.33%, 10/1/13	30,000	30,048
0.15%, 10/11/13	14,000	14,000
0.14%, 10/13/13	35,000	34,998
0.17%, 10/18/13	15,000	15,001
0.17%, 10/19/13	15,000	15,001
		176,041

Federal Home Loan Bank – 5.9%

FHLB Bonds, 0.10%, 11/20/13	24,695	24,694
0.18%, 4/1/14	44,000	43,997
0.18%, 8/5/14	16,185	16,184
0.13%, 8/15/14	29,490	29,474
0.20%, 8/29/14	40,000	39,996
0.18%, 9/12/14	20,000	19,999

FHLB Discount Note, 0.10%, 6/24/14	50,000	49,963

FHLB FRN, 0.13%, 10/1/13	50,000	50,000
0.16%, 10/1/13	20,000	19,999
0.17%, 10/1/13	40,000	39,999
0.18%, 10/1/13	20,000	20,000
0.13%, 10/15/13	50,000	50,000
0.11%, 10/16/13	15,000	15,000
0.05%, 11/14/13	35,000	35,000
		454,305

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 8.9% (3) – continued

Federal National Mortgage Association – 0.7%

FNMA Discount Note, 0.13%, 5/19/14	$20,000	$19,983

FNMA FRN, 0.32%, 10/1/13	15,000	15,000
0.15%, 10/5/13	25,000	24,991
		59,974
Total U.S. Government Agencies
(Cost $690,320)		690,320

U.S. GOVERNMENT OBLIGATIONS – 4.5%

U.S. Treasury Bills – 0.6%
0.14%, 6/26/14	25,000	24,974
0.13%, 8/21/14	21,495	21,469
		46,443

U.S. Treasury Notes – 3.9%
0.75%, 12/15/13	45,000	45,054
1.75%, 1/31/14	91,955	92,435
1.25%, 2/15/14	49,955	50,153
1.88%, 2/28/14	69,455	69,939
0.13%, 7/31/14	20,000	19,989
0.25%, 9/15/14	20,000	20,011
		297,581
Total U.S. Government Obligations
(Cost $344,024)		344,024

Investments, at Amortized Cost
($7,728,613)		7,728,613

REPURCHASE AGREEMENTS – 5.5%

Joint Repurchase Agreements – 0.7% (4)

Bank of America Securities LLC, dated 9/30/13, repurchase price $18,324 0.04%, 10/1/13	18,324	18,324

Morgan Stanley & Co., Inc., dated 9/30/13, repurchase price $18,324 0.05%, 10/1/13	18,324	18,324

Societe Generale, New York Branch, dated 9/30/13, repurchase price $18,324 0.05%, 10/1/13	18,324	18,324
		54,972

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 5.5% – continued

Repurchase Agreements – 4.8% (5)

Citigroup Global Markets, Inc., dated 9/30/13, repurchase price $68,678 0.10%, 10/1/13	$68,678	$68,678

Federal Reserve Bank of New York, dated 9/30/13, repurchase price $200,000 0.01%, 10/1/13	200,000	200,000

JPMorgan Securities LLC, dated 9/30/13, repurchase price $100,001 0.41%, 10/1/13 (1)(2)	100,000	100,000
		368,678
Total Repurchase Agreements
(Cost $423,650)		423,650

Total Investments – 105.7%
(Cost $8,152,263) (6)		8,152,263

Liabilities less Other Assets – (5.7)%		(440,293)
NET ASSETS – 100.0%		$7,711,970

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $179,000,000 or 2.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Australia and New Zealand Banking, 0.20%, 10/28/13	9/23/13	$39,000
DBS Bank Ltd., Singapore Branch, 0.18%, 10/28/13	9/26/13	40,000
JPMorgan Securities LLC, 0.41%, 10/1/13	6/14/13	100,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

U.S. Treasury Bonds	$9,423	2.13% – 3.63%	4/15/28 – 2/15/40
U.S. Treasury Notes	$46,969	0.13% – 2.63%	6/30/14 – 1/15/21

Total	$56,392

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

Corporate Bonds	$107,000	1.00% – 10.20%	11/10/13 – 3/15/44
GNMA	$70,739	3.50% – 5.50%	4/20/35 – 8/15/42
U.S. Treasury Notes	$200,000	2.75%	2/15/19
Total	$377,739

(6)	The cost for federal income tax purposes was $8,152,263.

Percentages shown are based on Net Assets.

At September 30, 2013, the maturity analysis for the Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	26.2%
2 - 15 Days	21.6
16 - 30 Days	10.9
31 - 60 Days	13.3
61 - 97 Days	10.3
98 - 180 Days	11.2
181 - 270 Days	3.8
271 - 366 Days	2.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)

Investments held by Money Market Fund	$–	$8,152,263	(1)	$–	$8,152,263

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9%

Alabama – 1.6%

Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.22%, 10/8/13	$20,000	$20,000

Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.08%, 10/8/13	12,000	12,000

Eclipse Funding Trust Revenue Bonds, Solar Eclipse, Mobile, Alabama, Series 2006-0109, (U.S. Bank N.A. LOC), 0.07%, 10/1/13(1)	8,200	8,200

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.08%, 10/8/13	9,700	9,700

Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd. Project, (UBS A.G. LOC), 0.07%, 10/8/13	9,165	9,165

West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project, 0.07%, 10/8/13	34,000	34,000
		93,065

Alaska – 0.2%

Alaska Industrial Development & Export Authority Revenue Refunding VRDB, Greater Fairbanks, Series A, (Union Bank N.A. LOC), 0.06%, 10/8/13	11,625	11,625

Arizona – 1.6%

Apache County Arizona IDA PCR Refunding VRDB, Tucson Electric Power, Series A, (U.S. Bank N.A. LOC), 0.09%, 10/8/13	25,425	25,425

Arizona State University Board Regents COPS, Floaters, Series 1918, (Wells Fargo & Co. Gtd.), 0.10%, 10/8/13 (1)(2)	25	25

Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA LOC), 0.09%, 10/8/13	9,500	9,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Arizona – 1.6% – continued

Phoenix Arizona IDA Student Housing Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.07%, 10/8/13 (1)	$16,450	$16,450

Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.09%, 10/8/13	6,505	6,505

Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A, 0.07%, 10/8/13 (1)	8,700	8,700

State of Arizona Unemployment Insurance TRANS, Series A, 1.50%, 5/7/14	12,000	12,095

Tucson Arizona IDA VRDB, Family Housing Resource Projects, Series A, (FNMA LOC), 0.08%, 10/8/13	16,220	16,220
		94,920

California – 7.7%

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/13	2,000	2,000

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.08%, 10/8/13	3,130	3,130

California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.05%, 10/8/13	1,225	1,225

California School Cash Reserve Program Authority Revenue Notes, Series AA, 2.00%, 10/1/13	21,000	21,000

California State G.O. Unlimited, Floating, Series C-4, (Citibank N.A. LOC), 0.07%, 10/8/13	3,295	3,295

California State Revenue Notes, Series A-1, 2.00%, 5/28/14	45,000	45,527

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

California – 7.7% – continued

California State Revenue Notes, Series A-2, 2.00%, 6/23/14	$2,500	$2,532

California Statewide Communities Development Authority Corp. COPS VRDB, Covenant Retirement Communities, (JPMorgan Chase Bank N.A. LOC), 0.06%, 10/8/13	2,000	2,000

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.07%, 10/8/13	45,800	45,800

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.06%, 10/8/13	13,500	13,500

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.09%, 10/8/13	5,000	5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.09%, 10/8/13	4,500	4,500

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.06%, 10/8/13	3,600	3,600

California Statewide Communities Development Authority Revenue VRDB, (FHLB of San Francisco LOC), 0.09%, 10/8/13	7,000	7,000

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.08%, 10/8/13	26,690	26,690

City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC LOC), 0.08%, 10/8/13	9,500	9,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

California – 7.7% – continued

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.09%, 10/8/13	$10,425	$10,425

City of Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	2,100	2,100

Daly City California Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA LOC), 0.09%, 10/8/13	13,300	13,300

Deutsche Bank Spears/Lifers Trust G.O., Series DB-662, Goldman Sachs, (Deutsche Bank A.G. Gtd.), 0.17%, 10/8/13 (1)	7,975	7,975

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-458, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13 (1)	11,455	11,455

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13 (1)	5,295	5,295

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 637, (Deutsche Bank A.G. Gtd.), 0.22%, 10/8/13 (1)	35,077	35,077

Foothill De Anza California Community College District G.O., (Wells Fargo Bank N.A. Gtd.), 0.07%, 10/8/13 (1)	30,950	30,950

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.06%, 10/8/13	21,030	21,030

Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.07%, 10/8/13	2,600	2,600

Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.07%, 10/8/13	4,500	4,500

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.05%, 10/8/13	4,000	4,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

California – 7.7% – continued

Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.06%, 10/8/13	$200	$200

Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.06%, 10/8/13	10,900	10,900

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.05%, 10/8/13	1,450	1,450

San Diego Unified School District G.O. Limited TRANS, Series A-1, 2.00%, 1/31/14	12,000	12,073

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.05%, 10/1/13	34,650	34,650

University of California VRDB, Series AL-1, 0.06%, 10/8/13	39,700	39,700

Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A, (Union Bank N.A. LOC), 0.07%, 10/8/13	3,500	3,500
		447,479

Colorado – 1.4%

Arapahoe County Colorado Multifamily Housing Revenue Refunding VRDB, Hunters Run, (FHLMC LOC), 0.06%, 10/8/13	9,330	9,330

Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School, (Union Bank N.A. LOC), 0.07%, 10/8/13	7,090	7,090

Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Southeastern California Projects, (Bank of America N.A. LOC), 0.09%, 10/8/13	16,000	16,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Colorado – 1.4% – continued

Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	$4,440	$4,440

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, 0.06%, 10/8/13	610	610

Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	6,000	6,000

Colorado Health Facilities Authority Revenue VRDB, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	10,500	10,500

Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	7,180	7,180

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.07%, 10/8/13	9,790	9,790

Colorado Springs Colorado Utilities Revenue VRDB, Systems Improvement, Series A, 0.08%, 10/8/13	9,355	9,355
		80,295

Delaware – 0.0%

Delaware State EDA Revenue VRDB, Peninsula United, Series A, (PNC Bank N.A. LOC), 0.07%, 10/1/13	305	305

District of Columbia – 0.3%

District of Columbia Revenue VRDB, D.C. Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/8/13	4,680	4,680

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.17%, 10/8/13	10,100	10,100
		14,780

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Florida – 6.2%

Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	$3,550	$3,550

Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A, (FNMA LOC), 0.07%, 10/8/13	10,700	10,700

Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	18,500	18,500
0.07%, 10/8/13	10,220	10,220
0.07%, 10/8/13	8,510	8,510

Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, DBE-492, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13 (1)	20,000	20,000

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Adjustable Revenue Bonds, Series DB-459, (Deutsche Bank A.G. Gtd.), 0.10%, 10/8/13 (1)	46,900	46,900

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DB-487, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13 (1)	13,925	13,925

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DBE-538, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13 (1)	15,125	15,125

Eclipse Funding Trust, COPS, Series 2007-0035, Solar Eclipse, South, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	34,685	34,685

Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	5,000	5,000

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A, (TD Bank N.A. LOC), 0.06%, 10/1/13	3,615	3,615

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Florida – 6.2% – continued

Florida Housing Finance Agency Revenue VRDB, (FNMA LOC), 0.07%, 10/8/13	$8,500	$8,500

Florida State Board of Public Education G.O. Eagle-720050054-Class A, 0.07%, 10/8/13 (1)	7,000	7,000

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.06%, 10/8/13	5,000	5,000

JEA Variable Rate Demand Obligations, 0.10%, 10/10/13	15,340	15,340

Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/13 (1)	15,055	15,055

Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E, (Branch Banking & Trust Co. LOC), 0.07%, 10/8/13	33,500	33,500

Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA LOC), 0.07%, 10/8/13	28,000	28,000

Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen, Series E, (FNMA LOC), 0.09%, 10/8/13	10,000	10,000

Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1, (Bank of Montreal LOC), 0.06%, 10/8/13	26,500	26,500

Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	19,070	19,070
		358,695

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Georgia – 2.5%

Athens Housing Authority Multi Family Housing Adjustable Revenue Bonds, Rural Development Apartment Projects, (U.S. Treasury Escrowed), 0.35%, 8/1/14	$27,202	$27,202

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.07%, 10/8/13	4,200	4,200

Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	23,780	23,780

Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project, Series C, (Bank of Scotland PLC LOC), 0.09%, 10/8/13	1,245	1,245

Gwinnett County Development Authority Revenue VRDB, NIHAN Hospitality LLC Series E, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	4,800	4,800

Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, 0.07%, 10/8/13	54,900	54,900

Marietta Georgia Multifamily Housing Authority Revenue Refunding Bonds, Wood Glen, (FHLMC LOC), 0.07%, 10/8/13	6,000	6,000

Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.07%, 10/8/13	9,100	9,100

Richmond County Georgia Development Authority Revenue Bonds, Series B, MCG Health, Inc. Project, (Branch Banking & Trust Co. LOC), 0.07%, 10/8/13	11,600	11,600

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA LOC), 0.08%, 10/8/13	5,400	5,400
		148,227

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Idaho – 0.8%

Idaho State G.O. Unlimited TANS, 2.00%, 6/30/14	$48,000	$48,646

Illinois – 5.5%

BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.09%, 10/8/13 (1)	16,515	16,515

BB&T Municipal Trust Various States Revenue VRDB, Series 5001, (Cooperative Centrale Raiffeisen Boeren LOC), 0.17%, 10/8/13 (1)	20,000	20,000

Chicago Illinois Water Revenue VRDB, Subseries 04-3, (State Street Bank & Trust Co. LOC), 0.15%, 10/8/13	3,075	3,075

County of DuPage Illinois Educational Facilities Revenue VRDB, Benedictine University, Series A, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	3,716	3,716

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears G.O., Series DBE-651, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13 (1)	8,426	8,426

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, Series DBE-660, (Deutsche Bank A.G. Gtd.), 0.20%, 10/8/13 (1)	9,136	9,136

Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (BMO Harris Bank N.A. LOC), 0.10%, 10/8/13	1,000	1,000

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.07%, 10/1/13	13,730	13,730

Illinois Development Finance Authority Revenue VRDB, Jewish Council Youth Services, Series B, (BMO Harris Bank N.A. LOC), 0.10%, 10/8/13	2,445	2,445

Illinois Development Finance Authority Revenue VRDB, Little City Foundation, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	3,020	3,020

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Illinois – 5.5% – continued

Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	$14,100	$14,100

Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	7,000	7,000

Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (BMO Harris Bank N.A. LOC), 0.09%, 10/8/13	9,000	9,000

Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (BMO Harris Bank N.A. LOC), 0.07%, 10/8/13	13,200	13,200

Illinois Educational Facilities Authority Revenue VRDB, Benedictine University Project, Series A, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	9,200	9,200

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.08%, 10/8/13	6,000	6,000

Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (BMO Harris Bank N.A. LOC), 0.09%, 10/8/13	19,035	19,035

Illinois Finance Authority Adjustable Revenue Bonds, Joan W & Irving B Dance Project, (PNC Bank N.A. LOC), 0.08%, 10/8/13	6,000	6,000

Illinois Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries B, 1.75%, 3/3/14	10,090	10,155

Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B, 0.06%, 10/8/13	15,000	15,000

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	9,160	9,160

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Illinois – 5.5% – continued

Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A, (BMO Harris Bank N.A. LOC), 0.08%, 10/8/13	$8,200	$8,200

Illinois Finance Authority Revenue VRDB, Benedictine University Project, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	5,210	5,210

Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.09%, 10/8/13	5,020	5,020

Illinois Finance Authority Revenue VRDB, IIT Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.20%, 10/8/13	6,550	6,550

Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, 0.07%, 10/8/13	5,000	5,000

Illinois Finance Authority Revenue VRDB, OSF Healthcare System Insured, (Barclays Bank PLC LOC), 0.07%, 10/8/13	25,000	25,000

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.08%, 10/8/13	6,685	6,685

Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.09%, 10/8/13	26,525	26,525

Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College, (BMO Harris Bank N.A. LOC), 0.07%, 10/8/13	14,200	14,200

University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	9,000	9,000

University of Illinois Revenue VRDB, Auxiliary Facilities Systems, 0.08%, 10/8/13	7,545	7,545
		317,848

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Indiana – 1.3%

County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	$5,215	$5,215

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, (Deutsche Bank A.G. Gtd.), 0.17%, 10/8/13 (1)	9,070	9,070

East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, (Deutsche Bank A.G. Gtd.), 0.17%, 10/8/13 (1)(2)	5,545	5,545

Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	9,400	9,400

Indiana Development Finance Authority Revenue Bonds, Archer-Daniels-Midland Co., 0.10%, 10/8/13	8,000	8,000

Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project, (Mizuho Bank Ltd. LOC), 0.08%, 10/8/13	15,425	15,425

Indiana Finance Authority Revenue VRDB, Series E4, Ascension Health, 0.07%, 10/8/13	5,000	5,000

Indiana Municipal Power Agency, Municipal Power System Revenue Bonds, Putters, Series 2255, (Berkshire Hathaway, Inc. Insured), 0.10%, 10/8/13 (1)	15,205	15,205
		72,860

Iowa – 1.3%

Iowa Finance Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	2,645	2,645

Iowa Finance Authority Midwestern Disaster Area Revenue VRDB, Archer- Daniels-Midland, 0.10%, 10/8/13	39,000	39,000

Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.08%, 10/1/13	12,050	12,050

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Iowa – 1.3% – continued

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras, (Bank of America N.A. LOC), 0.08%, 10/1/13	$10,000	$10,000

Iowa Higher Education Loan Authority Revenue VRDB, Private College, (Bank of America N.A. LOC), 0.08%, 10/1/13	2,500	2,500

Urbandale Iowa IDR VRDB, Aurora Bus Park, (FHLB of Des Moines LOC), 0.09%, 10/8/13	8,300	8,300
		74,495

Kansas – 0.5%

City of Leawood G.O. Unlimited Temporary Notes, Series 1, 1.25%, 9/1/14	11,475	11,580

Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series B-1, 0.06%, 10/8/13	19,690	19,690
		31,270

Kentucky – 1.5%

Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (Branch Banking & Trust Co. LOC), 0.07%, 10/8/13	13,500	13,500

City of Pikeville Kentucky Hospital Revenue BANS, Improvement, Pikeville Medical Center, 1.00%, 3/1/14	10,000	10,028

Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A, (U.S. Bank N.A. LOC), 0.08%, 10/8/13	10,100	10,100

Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series B, 0.06%, 10/8/13	7,705	7,705

Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	20,655	20,655

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Kentucky – 1.5% – continued

Kentucky Economic Development Financial Authority Medical Center Revenue VRDB, Ashland Hospital Corp., Series A, (Branch Banking & Trust Co. LOC), 0.09%, 10/8/13	$5,600	$5,600

Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series A-1A, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	8,030	8,030

Kentucky Housing Corp. Adjustable Revenue Bonds, Portland Plaza Apartments Project, (U.S. Treasury Escrowed), 0.35%, 8/1/14	3,250	3,250

Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.08%, 10/8/13 (1)(2)	7,182	7,182
		86,050

Louisiana – 0.7%

Eclipse Funding Trust Revenue VRDB, Solar Eclipse, 2007-0059 (U.S. Bank N.A. LOC), 0.07%, 10/1/13 (1)	17,320	17,320

Louisiana Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	24,000	24,000
		41,320

Maryland – 2.7%

Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/13	8,385	8,385

Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A, (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/8/13	3,700	3,700

Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (Manufacturers & Traders Trust Co. LOC), 0.10%, 10/8/13	3,905	3,905

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Maryland – 2.7% – continued

Eclipse Funding Trust Revenue Bonds, 2006-0154, Solar Eclipse, Maryland, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	$27,825	$27,825

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Pooled Loan Program, Series B, (JPMorgan Chase Bank N.A. LOC), 0.09%, 10/8/13	20,100	20,100

Maryland Industrial Development Financing Authority Port Facilities Revenue Refunding VRDB, Occidental Petroleum Corp., 0.09%, 10/8/13	36,400	36,400

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, (FHLMC LOC), 0.06%, 10/8/13	16,950	16,950

Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/8/13	5,450	5,450

Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A, 0.09%, 10/8/13	26,350	26,350

Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series A, 0.07%, 10/8/13	9,400	9,400

Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series B, 0.06%, 10/8/13	1,600	1,600
		160,065

Massachusetts – 1.3%

Massachusetts Development Finance Agency Revenue VRDB, Briarwood Retirement, (Manufacturers & Traders Trust Co. LOC), 0.06%, 10/8/13	5,900	5,900

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Massachusetts – 1.3% – continued

Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/13	$9,430	$9,430

Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A, (FHLB of Atlanta LOC), 0.07%, 10/8/13	5,120	5,120

Massachusetts State Development Finance Agency Revenue VRDB, Groton School, 0.08%, 10/8/13	9,500	9,500

Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.08%, 10/8/13	15,600	15,600

RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, (Royal Bank of Canada LOC), 0.07%, 10/8/13 (1)	19,900	19,900

University of Massachusetts Building Authority Municipal Interest Bearing CP, (State Street Bank & Trust Co. LOC), 0.11%, 1/9/14	8,000	8,000
		73,450

Michigan – 0.9%

Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue VRDB, Glacier Hills, Inc. Project, Series A, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	11,545	11,545

Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding Bonds, Glacier Hills, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	3,715	3,715

Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/8/13	7,875	7,875

Michigan State Strategic Fund Limited Obligation Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/8/13	4,200	4,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Michigan – 0.9% – continued

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Bank LOC), 0.07%, 10/8/13	$4,960	$4,960

Michigan State Strategic Fund Ltd. Obligation Revenue Refunding VRDB, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/8/13	8,700	8,700

Michigan State University Revenue VRDB, 0.06%, 10/8/13	1,000	1,000

Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project, (Comerica Bank LOC), 0.08%, 10/8/13	10,000	10,000
		51,995

Minnesota – 2.6%

Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bank N.A. LOC), 0.08%, 10/8/13	6,700	6,700

Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, Series 2002, (U.S. Bank N.A. LOC), 0.08%, 10/8/13	3,900	3,900

City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project, (FHLMC LOC), 0.07%, 10/8/13	5,705	5,705

City of Rochester Minnesota Health Care Variable Rate Demand Obligations, 0.10%, 10/16/13	20,000	20,000

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt Revenue Bonds, Minnesota, Series 2009-59, 0.07%, 10/8/13 (1)	25,900	25,900

Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A, (FNMA LOC), 0.08%, 10/8/13	7,985	7,985

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Minnesota – 2.6% – continued

Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (FHLB of Des Moines LOC), 0.08%, 10/8/13	$6,315	$6,315

Minnesota Agricultural & Economic Development Board Revenue VRDB, Evangelical Lutheran Project, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	13,050	13,050

Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, 2.00%, 9/16/14	10,500	10,678

Minnesota State Higher Educational Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q, (U.S. Bank N.A. LOC), 0.08%, 10/1/13	4,200	4,200

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19, (Royal Bank of Canada LOC), 0.07%, 10/8/13 (1)	30,000	30,000

St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	16,300	16,300
		150,733

Mississippi – 0.9%

Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.07%, 10/8/13	6,650	6,650

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series B, (Chevron Corp. Gtd.), 0.07%, 10/8/13	16,190	16,190

Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc., Series E, (Chevron Corp. Gtd.), 0.05%, 10/1/13	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Mississippi – 0.9% – continued

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi Health Services, 0.08%, 10/8/13	$25,000	$25,000
		52,840

Missouri – 2.2%

Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	5,645	5,645

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.07%, 10/8/13	4,045	4,045

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C5, 0.09%, 10/8/13	8,600	8,600

Missouri State Health & Educational Facilities Authority Revenue VRDB, Ascension Health Senior, Series C4, 0.08%, 10/8/13	10,450	10,450

Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (PNC Bank N.A. LOC), 0.07%, 10/8/13	23,350	23,350

Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	5,805	5,805

Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.11%, 10/8/13	1,000	1,000

Missouri State Health & Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.08%, 10/8/13	8,100	8,100

Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC LOC), 0.09%, 10/8/13	6,790	6,790

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Missouri – 2.2% – continued

RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri, (Royal Bank of Canada LOC), 0.07%, 10/8/13 (1)	$18,000	$18,000

St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Escrowed) 0.07%, 10/8/13	6,170	6,170

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.07%, 10/8/13	21,000	21,000

St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Escrowed) 0.07%, 10/8/13	10,700	10,700
		129,655

Nebraska – 1.2%

Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2, 0.07%, 10/8/13	24,300	24,300

Central Plains Gas Energy Project Revenue Bonds, Series 91TP, (Branch Banking & Trust Co. LOC), 0.07%, 10/8/13 (1)	8,365	8,365

Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1101, (Deutsche Bank A.G. Gtd.), 0.12%, 10/8/13 (1)	10,000	10,000

Omaha Nebraska Public Power District Separate Electric Revenue Bonds, Omaha Power, Eagle-720053008-Class A, (Berkshire Hathaway, Inc. Insured), 0.08%, 10/8/13 (1)	27,760	27,760
		70,425

Nevada – 0.2%

Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Hospital Project, Series B, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	3,400	3,400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Nevada – 0.2% – continued

Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	$8,215	$8,215
		11,615

New Hampshire – 1.0%

New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A, (FHLB of Boston LOC), 0.09%, 10/8/13	10,160	10,160

New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.09%, 10/8/13	25,000	25,000

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School, (TD Bank N.A. LOC), 0.07%, 10/8/13	15,395	15,395

New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.05%, 10/8/13	7,055	7,055
		57,610

New Jersey – 0.9%

BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.09%, 10/8/13 (1)	325	325

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-447, New Jersey, (Deutsche Bank A.G. Gtd.), 0.08%, 10/8/13 (1)	28,170	28,170

Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series P-1, (Hudson County New Jersey Insured), 1.00%, 5/23/14	13,000	13,050

Nuveen New Jersey Dividend Advantage Municipal Fund VRDP, 0.17%, 10/8/13 (1)	10,000	10,000
		51,545

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New Mexico – 1.9%

New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series B, 0.07%, 10/8/13	$74,400	$74,400

New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B, 0.07%, 10/8/13	16,500	16,500
Series C, 0.07%, 10/8/13	19,500	19,500
		110,400

New York – 7.7%

BB&T Municipal Trust Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.14%, 10/8/13 (1)	12,355	12,355

City of New York G.O. VRDB, Subseries A-4, (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 10/8/13	9,500	9,500

City of New York G.O., Subseries G-7, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 10/1/13	985	985

Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project, (Bank of America N.A. LOC), 0.07%, 10/8/13	2,005	2,005

Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	10,000	10,000

Monroe County New York Industrial Development Agency Revenue VRDB, Margaret Woodbury Strong, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/13	28,365	28,365

Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.09%, 10/8/13	4,710	4,710

Nassau Health Care Corp. Revenue VRDB, Series B-1, (TD Bank N.A. LOC), 0.06%, 10/8/13	2,980	2,980

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New York – 7.7% – continued

New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/8/13 (1)(2)	$2,000	$2,000

New York Liberty Development Corp.

Revenue Refunding VRDB, 3 World Trade Center, Series A, (U.S. Treasury Escrowed) 0.23%, 6/19/14	120,000	120,000

New York Mortgage Agency Homeowner Revenue VRDB, Series 159, 0.07%, 10/8/13	30,000	30,000

New York Power Authority G.O. Consented, 0.15%, 3/1/14	8,940	8,940

New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B, (HSBC Bank USA N.A. LOC), 0.07%, 10/8/13	9,105	9,105

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.07%, 10/8/13	2,800	2,800

New York State Dormitory Authority Revenues Non State Supported Debt VRDB, University of Rochester, Series A-1, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/13	25,180	25,180

New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D, (TD Bank N.A. LOC), 0.07%, 10/8/13	9,300	9,300

New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4, (Bank of Nova Scotia LOC), 0.06%, 10/8/13	11,600	11,600

New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/13	10,000	10,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New York – 7.7% – continued

New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/13	$15,000	$15,000

New York State Housing Finance Agency Revenue VRDB, Housing, Dock Street, Series A, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/13	12,400	12,400

New York State Housing Finance Agency Revenue VRDB, Housing-West 30th Street, Series A, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/13	4,600	4,600

New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center, (Bank of America N.A. LOC), 0.06%, 10/8/13	5,000	5,000

North Tonawanda City School District G.O. Unlimited BANS, 1.00%, 9/18/14	7,555	7,604

Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/8/13	6,450	6,450

RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-33, (Escrowed) 0.27%, 10/8/13 (1)	38,000	38,000

Rensselaer County New York Industrial Development Agency Revenue VRDB, Hawthorne Ridge Project, (RBS Citizens N.A. LOC), 0.08%, 10/8/13	4,530	4,530

Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.07%, 10/8/13	7,310	7,310

Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series C, 0.08%, 10/8/13	23,300	23,300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New York – 7.7% – continued

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 105C, in NY, 0.37%, 12/6/13 (1)(2)	$25,000	$25,000
		449,019

North Carolina – 3.1%

BB&T Municipal Trust Floaters, Series 1038, (Branch Banking & Trust Co. LOC), 0.24%, 10/8/13 (1)	5,740	5,740

City of Charlotte North Carolina Municipal Interest Bearing CP, Series 2009, 0.18%, 2/14/14	19,000	19,000

City of Raleigh North Carolina COPS VRDB, Downtown, Series B, 0.07%, 10/8/13	36,300	36,300

Forsyth County North Carolina Industrial Facilities Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	1,310	1,310

Guilford County North Carolina G.O. VRDB, Series A, 0.07%, 10/8/13	18,055	18,055
Series B, 0.06%, 10/8/13	4,200	4,200

North Carolina Capital Facilities Finance Agency Revenue Bonds, Eagle-20060012 Class A, 0.07%, 10/8/13 (1)	12,000	12,000

North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	4,635	4,635

North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	5,100	5,100

North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	5,500	5,500

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

North Carolina – 3.1% – ontinued

North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series K, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	$12,170	$12,170

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/13	13,365	13,365

Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	10,200	10,200

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.08%, 10/8/13(1)	5,800	5,800

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.10%, 10/8/13	26,600	26,600
		179,975

Ohio – 1.8%

Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B, (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/8/13	12,355	12,355

Athens County Ohio Port Authority Housing Revenue VRDB, University Housing For Ohio, Inc. Project, (Wells Fargo Bank N.A. LOC), 0.08%, 10/8/13	25,970	25,970

Cleveland Ohio Airport System Revenue VRDB, Series D, (Bank of America N.A. LOC), 0.08%, 10/8/13	10,000	10,000

Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.09%, 10/8/13	9,000	9,000

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	9,175	9,175

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Ohio – 1.8% – continued

Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, (PNC Bank N.A. LOC), 0.07%, 10/8/13	$8,960	$8,960

Franklin County Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.07%, 10/8/13	2,450	2,450

Lancaster Port Authority Ohio Gas Revenue VRDB, 0.07%, 10/8/13	5,760	5,760

Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.08%, 10/8/13	4,900	4,900

Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480, 0.16%, 10/8/13 (1)	16,000	16,000
		104,570

Oklahoma – 0.3%

Oklahoma Water Resources Board Revenue Bonds, 0.30%, 12/2/13	1,755	1,755

RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series E-37 for Oklahoma, (Royal Bank of Canada LOC), 0.07%, 10/8/13 (1)	15,000	15,000
		16,755

Oregon – 2.0%

BB&T Municipal Trust Revenue Bonds, Series A, (Branch Banking & Trust Co. LOC), 0.07%, 10/8/13(1)	16,295	16,295

Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.06%, 10/8/13	6,000	6,000

Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A, (U.S. Bank N.A. LOC), 0.08%, 10/8/13	3,700	3,700

Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series O, (FNMA LOC), 0.09%, 10/8/13	28,030	28,030

See Notes to the Financial Statements.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Oregon – 2.0% – continued

Oregon State G.O. Limited TANS, Series A, 1.50%, 7/31/14	$60,000	$60,658

Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A, (U.S. Bank N.A. LOC), 0.11%, 10/8/13	1,800	1,800

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (Union Bank N.A. LOC), 0.09%, 10/8/13	2,980	2,980
		119,463

Pennsylvania – 6.1%

Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bank N.A. LOC), 0.08%, 10/8/13	4,300	4,300

BB&T Municipal Trust Revenue Bonds, Series 228, (Branch Banking & Trust Co. LOC), 0.11%, 10/8/13 (1)	29,680	29,680

Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS A.G. LOC), 0.09%, 10/8/13	10,000	10,000

Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	15,030	15,030

Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	9,505	9,505

City of Philadelphia Pennsylvania Gas Works Revenue Refunding VRDB, (PNC Bank N.A. LOC), 0.07%, 10/8/13	22,200	22,200

Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project (Bank of America N.A. LOC), 0.09%, 10/8/13	5,095	5,095

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Pennsylvania – 6.1% – continued

Haverford Township Pennsylvania G.O., School District, (TD Bank N.A. LOC), 0.07%, 10/8/13	$7,800	$7,800

Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/8/13	7,210	7,210

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/8/13	6,600	6,600

Lower Merion Pennsylvania School District G.O. VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.06%, 10/8/13	11,150	11,150
Series B, (U.S. Bank N.A. LOC), 0.06%, 10/8/13	10,500	10,500

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue VRDB, PSEG Power, (TD Bank N.A. LOC), 0.06%, 10/8/13	29,900	29,900

Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.07%, 10/8/13	3,200	3,200

Philadelphia School District G.O. Revenue Refunding VRDB, Series G, (Wells Fargo Bank N.A. LOC), 0.06%, 10/8/13	25,000	25,000

Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F, (Barclays Bank PLC LOC), 0.07%, 10/8/13	28,150	28,150

Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Bank N.A. LOC), 0.07%, 10/8/13	12,745	12,745

RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.07%, 10/8/13 (1)	5,800	5,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Pennsylvania – 6.1% – continued

RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series B, (Royal Bank of Canada LOC), 0.07%, 10/8/13 (1)	$6,000	$6,000

RBC Municipal Products, Inc. Trust Pennsylvania Revenue Bonds, Floater Certificates Series E-34, (Escrowed) 0.27%, 10/8/13 (1)	65,000	65,000

Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/8/13	7,775	7,775

University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue Notes, Pittsburgh Asset Notes, 2.00%, 7/11/14	26,000	26,366

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.07%, 10/8/13	3,900	3,900
		352,906

Puerto Rico – 3.5%

BB&T Municipal Trust Special Tax Bonds, Series 22, (Branch Banking & Trust Co. LOC), 0.09%, 10/8/13(1)	12,330	12,330

RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46, (Royal Bank of Canada LOC), 0.17%, 10/8/13 (1)(2)	90,000	90,000

Rib Floater Trust Adjustable G.O. Unlimited Bonds, Series 18, (Barclays Bank PLC LOC), 0.12%, 10/8/13 (1)	40,000	40,000

RIB Muni Floater Trust Adjustable Revenue Bonds, Series 8WE for Puerto Rico, (Barclays Bank PLC LOC), 0.12%, 10/8/13 (1)	64,000	64,000
		206,330

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Rhode Island – 0.5%

Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Roger Williams University, Series A, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	$15,965	$15,965

Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15, (TD Bank N.A. LOC), 0.07%, 10/8/13	11,905	11,905
		27,870

South Carolina – 0.9%

City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.08%, 10/1/13	5,500	5,500

Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	10,345	10,345

South Carolina Jobs EDA Health Facilities Revenue Refunding VRDB, Episcopal, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/13	13,270	13,270

South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B, (Wachovia Bank N.A. LOC), 0.08%, 10/8/13	8,600	8,600

South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.07%, 10/8/13	9,800	9,800

South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D, (FHLMC LOC), 0.07%, 10/8/13	4,700	4,700
		52,215

See Notes to the Financial Statements.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Tennessee – 1.5%

Blount County Tennessee Public Building Authority Revenue VRDB, Local Government Public Improvement, Series E-5-B, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	$4,745	$4,745

Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	11,000	11,000

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA LOC), 0.07%, 10/8/13	1,150	1,150

Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, Series G, (FHLMC LOC), 0.07%, 10/8/13	5,525	5,525

Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding Bonds, Multifamily Housing Spinnaker, Series A, (FNMA LOC), 0.07%, 10/8/13	13,655	13,655

Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A, (FNMA LOC), 0.07%, 10/8/13	13,400	13,400

Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	7,985	7,985

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1 (FNMA LOC), 0.07%, 10/8/13	5,575	5,575

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Tennessee – 1.5% – continued

Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking & Trust Co. LOC), 0.07%, 10/8/13 (1)	$25,570	$25,570
		88,605

Texas – 15.1%

Austin Texas Water & Wastewater System Revenue Refunding VRDB, 0.07%, 10/8/13	17,500	17,500

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, (Branch Banking & Trust Co. LOC), 0.10%, 10/8/13 (1)	1,295	1,295

Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (FHLMC LOC), 0.07%, 10/8/13	15,495	15,495

Carroll Texas Independent School District G.O. Bonds, School Building, (Texas PSF Insured), 0.07%, 10/8/13	10,900	10,900

City of Garland Texas Municipal Interest Bearing CP, (Sumitomo Mitsui Banking Corp. LOC), 0.14%, 12/13/13	15,000	15,000
0.13%, 12/13/13	10,000	10,000

City of Houston Texas Municipal Interest Bearing CP, 0.12%, 10/22/13	10,000	10,000

City of Houston Texas Utility System Adjustable Revenue Refunding Bonds, First Lien, Series B-4, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.08%, 10/8/13	22,775	22,775

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 23, Revenue Bonds, Series 2009-52, 0.07%, 10/8/13 (1)	20,000	20,000

Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.07%, 10/8/13	4,040	4,040

Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/13	4,840	4,840

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Texas – 15.1% – continued

Denton Texas Independent School District G.O. VRDB, School Building, Series B, (Texas PSF Insured), 0.07%, 10/8/13	$30,000	$30,000

Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE-1193, (Deutsche Bank A.G. Gtd.), 0.17%, 10/8/13 (1)	13,330	13,330

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 526 (Deutsche Bank A.G. Gtd.), 0.12%, 10/8/13 (1)	9,140	9,140

Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	10,315	10,315

Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	21,125	21,125

Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	19,055	19,055

Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays Bank PLC LOC), 0.08%, 10/8/13	20,000	20,000

Klein Independent School District G.O. Floaters, Series 39TP, (Wells Fargo Bank N.A. LOC), 0.08%, 10/8/13 (1)	40	40

Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas PSF Insured), 0.09%, 10/8/13	200	200

Northside Independent School Building District G.O. Unlimited Bonds, (Texas PSF Gtd.), 2.00%, 8/15/14	3,715	3,772

Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.08%, 10/8/13	2,660	2,660

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Texas – 15.1% – continued

Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	$9,800	$9,800

Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.09%, 10/8/13	60,865	60,865

Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B, (Total S.A. Gtd.), 0.09%, 10/8/13	5,000	5,000

Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises, 0.07%, 10/1/13	29,400	29,400
Series C, (Motiva Enterprises LLC Gtd.), 0.07%, 10/1/13	40,500	40,500

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.09%, 10/8/13	12,900	12,900

Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series B, 0.07%, 10/1/13	86,600	86,600

RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters Certificates, Series E-27, (Royal Bank of Canada LOC), 0.07%, 10/8/13 (1)	10,000	10,000

State of Texas G.O. VRDB, Series A, 0.06%, 10/8/13	8,135	8,135

State of Texas G.O. VRDB, Veterans Housing Assistance Fund, 0.07%, 10/8/13	30,380	30,380

State of Texas G.O. VRDB, Veterans, Series B, (Sumitomo Mitsui Banking Corp. LOC), 0.08%, 10/8/13	11,400	11,400

State of Texas G.O. VRDB, Veterans, Series A, (Sumitomo Mitsui Banking Corp. LOC), 0.07%, 10/8/13	15,000	15,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Texas – 15.1% – continued

Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue Adjustable Revenue Bonds, Silver Springs Apartments Project, (U.S. Treasury Escrowed), 0.35%, 8/1/14	$15,000	$15,000

Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.09%, 10/8/13	18,080	18,080

Tarrant County Texas Housing Finance Corp. Revenue Refunding VRDB, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.07%, 10/8/13	7,050	7,050

Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing, Gateway Apartments, (FNMA LOC), 0.07%, 10/8/13	7,830	7,830

Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments, (FHLMC LOC), 0.07%, 10/8/13	14,775	14,775

Texas State TRANS, 2.00%, 8/28/14	232,255	236,051
		880,248

Utah – 0.6%

Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A, (FHLMC LOC), 0.09%, 10/8/13	18,880	18,880

Wells Fargo Stage Trust Adjustable Revenue Bonds, Floater Certificates, Series 17C, 0.10%, 10/8/13 (1)	15,000	15,000
		33,880

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Vermont – 0.4%

Vermont Educational & Health Buildings Financing Agency Revenue Refunding VRDB, Hospital, Fletcher Allen, Series A, (TD Bank N.A. LOC), 0.07%, 10/8/13	$21,690	$21,690

Virginia – 1.2%

Alexandria IDA Revenue Refunding VRDB, Goodwin House, (Wachovia Bank N.A. LOC), 0.07%, 10/1/13	7,000	7,000

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.07%, 10/8/13	13,310	13,310

Lewistown Community Center Development Authority Revenue Floaters, 0.07%, 10/8/13 (1)	13,025	13,025

Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D, (FHLB of Atlanta LOC), 0.08%, 10/8/13	7,000	7,000
Series E, (FHLB of Atlanta LOC), 0.08%, 10/8/13	6,000	6,000

Nuveen Virginia Premium Income Municipal Fund VRDP, 0.17%, 10/8/13 (1)	25,000	25,000
		71,335

Washington – 1.0%

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt, Revenue Bonds, Washington, Series 2009-65, 0.07%, 10/8/13 (1)	14,740	14,740

Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1095, (Deutsche Bank A.G. Gtd.), 0.12%, 10/8/13 (1)	1,600	1,600

Washington Health Care Facilities Authority Revenue VRDB, Catholic Health, 0.07%, 10/8/13	20,800	20,800

Washington State Housing Finance Commission Non Profit Revenue VRDB, District Council No. 5, (Wells Fargo Bank N.A. LOC), 0.17%, 10/8/13	2,655	2,655

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Washington – 1.0% – continued

Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project, (Union Bank N.A. LOC), 0.07%, 10/8/13	$4,825	$4,825

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 109C for WA, 0.37%, 12/5/13 (1)(2)	14,475	14,475
		59,095

West Virginia – 0.7%

Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/13	2,570	2,570

Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.07%, 10/8/13 (1)	17,360	17,360

West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13	22,090	22,090
		42,020

Wisconsin – 3.1%

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax, Revenue Bonds, Wisconsin, Series 2009-36, 0.07%, 10/8/13 (1)	25,000	25,000

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 24, Revenue Bonds, Wisconsin, Series 2009-53, 0.07%, 10/8/13 (1)	21,745	21,745

Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.07%, 10/8/13	17,390	17,390

PMA Levy & Aid Anticipation Revenue Notes Program, Series A, 2.00%, 10/17/14	7,250	7,378

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Wisconsin – 3.1% – continued

Wisconsin Department of Transportation Revenue VRDB, Floater Series 52TP, (Wells Fargo Bank N.A. LOC), 0.24%, 10/8/13 (1)	$8,100	$8,100

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/8/13	2,945	2,945

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series D, Hospital Sisters Health System Services, 0.06%, 10/8/13	28,750	28,750

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Hess Memorial Hospital, Inc., (U.S. Bank N.A. LOC), 0.07%, 10/8/13	335	335

Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	17,030	17,030

Wisconsin Health & Educational Facilities Authority Revenue VRDB, WHA Capital Access, Vernon, Series B, (U.S. Bank N.A. LOC), 0.08%, 10/1/13	280	280

Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Cash Flow Administration Program Notes Participation, Series A, 1.00%, 10/15/13	13,700	13,703

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 10/8/13	5,140	5,140

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/8/13	1,850	1,850

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.06%, 10/1/13	11,250	11,250

See Notes to the Financial Statements.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Wisconsin – 3.1% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series B, (U.S. Bank N.A. LOC), 0.08%, 10/8/13	$6,120	$6,120

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/13	15,000	15,000
		182,016

Wyoming – 0.4%

Platte County Wyoming Adjustable PCR Bonds, Tri-State G&T, Series A, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.11%, 10/1/13	25,400	25,400

Municipal States Pooled Securities – 1.1%

BB&T Municipal Trust Floaters, Series 1036, (Branch Banking & Trust Co. LOC), 0.22%, 10/8/13 (1)	3,895	3,895

BB&T Municipal Trust Revenue Bonds, Floaters, Series 2006, (Branch Banking & Trust Co. LOC), 0.09%, 10/8/13 (1)	20,595	20,595

BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/13 (1)	1,695	1,695

BB&T Municipal Trust Various States Adjustable Floaters, Series 5000, (Cooperative Centrale Raiffeisen Boeren LOC), 0.17%, 10/8/13 (1)	6,240	6,240

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007, (Branch Banking & Trust Co. LOC), 0.17%, 10/8/13 (1)	3,005	3,005

BB&T Municipal Trust Various States VRDB, Series 1039, (Branch Banking & Trust Co. LOC), 0.17%, 10/8/13 (1)	4,820	4,820

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Municipal States Pooled Securities – 1.1% – continued

BB&T Municipal Trust Various States, Series 1035, (Branch Banking & Trust Co. LOC), 0.17%, 10/8/13 (1)	$9,425	$9,425

Series 5002, (Cooperative Centrale Raiffeisen Boeren LOC), 0.32%, 10/8/13 (1)	12,700	12,700
		62,375
Total Municipal Investments
(Cost $5,817,980)		5,817,980

Total Investments – 99.9%
(Cost $5,817,980)(3)		5,817,980

Other Assets less Liabilities – 0.1%		7,585
NET ASSETS – 100.0%		$5,825,565

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $144,227,000 or 2.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Arizona State University Board Regents COPS, Floaters, Series 1918, 0.10%, 10/8/13	6/19/13	$25

East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, 0.17%, 10/8/13	4/10/12	5,545

Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, 0.08%, 10/8/13	4/14/06-8/28/08	7,182

New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, 0.12%, 10/8/13	8/30/07-3/6/08	2,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46, 0.17%, 10/8/13	8/30/13-9/25/13	$90,000

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 105C,in NY, 0.37%, 12/6/13	12/13/12	25,000

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 109C for WA, 0.37%, 12/5/13	12/20/12	14,475

(3)	The cost for federal income tax purposes was $5,817,980.

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	17.0%
Educational Services	15.7
Electric Services, Power and Utility	7.3
Executive, Legislative & Gen. Gov.	14.3
Health Services, Hospital and Residential Care	17.6
Urban and Community Development and Housing Programs	10.1
Lease Revenues	1.2
Miscellaneous Revenues	7.5
All other sectors less than 5%	9.3

Total	100.0%

At September 30, 2013, the maturity analysis for the Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	6.9%
2 - 15 Days	79.3
16 - 30 Days	0.5
61- 97 Days	1.1
98 - 180 Days	1.2
181 - 270 Days	3.3
271 - 366 Days	7.6
367 - 397 Days	0.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Money Market Fund	$–	$5,817,980	(1)	$–	$5,817,980

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 58.5% (1)

Federal Farm Credit Bank – 9.3%

FFCB Bonds, 3.88%, 10/7/13	$4,995	$4,998
0.15%, 1/17/14	2,500	2,500
0.15%, 2/5/14	2,500	2,500
0.17%, 8/8/14	1,000	1,000

FFCB Discount Notes, 0.15%, 11/1/13	3,500	3,500
0.20%, 11/1/13	3,500	3,500
0.20%, 11/5/13	1,800	1,800
0.19%, 11/21/13	6,500	6,498
0.20%, 11/22/13	1,500	1,500
0.06%, 3/10/14	7,000	6,998
0.08%, 5/5/14	16,000	15,992
0.15%, 5/7/14	1,500	1,499
0.15%, 5/9/14	1,000	999
0.08%, 5/20/14	3,000	2,999
0.14%, 5/27/14	2,000	1,998
0.11%, 7/15/14	2,000	1,998
0.15%, 8/28/14	2,000	1,997
0.14%, 9/30/14	2,000	1,997

FFCB FRN, 0.15%, 10/1/13	6,000	6,000
0.17%, 10/1/13	5,000	5,000
0.22%, 10/1/13	5,500	5,501
0.29%, 10/1/13	2,000	2,003
0.31%, 10/1/13	4,500	4,505
0.33%, 10/1/13	3,000	3,003
0.16%, 10/4/13	5,000	5,000
0.15%, 10/6/13	4,000	3,999
0.15%, 10/8/13	4,500	4,500
0.15%, 10/11/13	3,500	3,500
0.15%, 10/13/13	3,000	3,000
0.21%, 10/13/13	2,500	2,501
0.18%, 10/15/13	2,700	2,700
0.13%, 10/18/13	4,500	4,499
0.16%, 10/18/13	3,500	3,499
0.20%, 10/22/13	2,000	2,002
0.15%, 10/23/13	3,000	2,999
0.32%, 10/23/13	2,000	2,005
		130,489

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 58.5% (1) – continued

Federal Home Loan Bank – 29.5%

FHLB Bonds, 0.12%, 10/1/13	$1,500	$1,500
0.20%, 10/4/13	4,500	4,500
0.13%, 10/9/13	7,500	7,500
0.12%, 10/18/13	6,500	6,500
0.10%, 11/1/13	3,000	3,000
0.10%, 11/8/13	1,500	1,500
0.10%, 11/12/13	8,500	8,500
0.10%, 11/13/13	5,000	5,000
0.28%, 11/21/13	1,000	1,000
0.10%, 11/22/13	14,000	14,000
0.18%, 1/7/14	7,000	7,000
0.11%, 1/17/14	4,000	4,000
0.10%, 1/22/14	4,000	4,000
0.13%, 1/22/14	4,000	4,000
0.09%, 1/30/14	5,500	5,499
0.18%, 3/6/14	1,500	1,500
0.09%, 3/10/14	19,500	19,498
0.18%, 3/11/14	3,500	3,500
0.07%, 3/17/14	3,000	3,000
0.06%, 3/20/14	8,000	7,999
0.17%, 4/1/14	3,000	3,000
0.27%, 4/3/14	4,000	4,003
0.17%, 8/1/14	4,000	4,000
0.18%, 8/1/14	4,000	4,000
0.18%, 8/5/14	3,000	3,000
0.17%, 8/22/14	2,000	2,000
0.17%, 8/26/14	1,000	1,000
0.20%, 8/29/14	2,500	2,500
0.17%, 9/12/14	3,000	2,999
0.24%, 10/7/14	3,000	3,000

FHLB Discount Notes, 0.08%, 10/2/13	5,000	5,000
0.09%, 10/2/13	8,000	8,000
0.13%, 10/2/13	8,500	8,500
0.05%, 10/4/13	7,500	7,500
0.09%, 10/4/13	2,000	2,000
0.11%, 10/11/13	15,000	14,999
0.10%, 10/16/13	4,000	4,000
0.11%, 10/16/13	4,500	4,500
0.12%, 10/23/13	2,500	2,500

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 58.5% (1) – continued

Federal Home Loan Bank – 29.5% – continued
0.04%, 10/30/13	$4,000	$4,000
0.04%, 11/1/13	5,000	5,000
0.02%, 11/8/13	3,000	3,000
0.04%, 11/8/13	9,000	9,000
0.04%, 11/20/13	7,000	7,000
0.10%, 11/27/13	2,000	2,000
0.02%, 12/6/13	6,000	6,000
0.02%, 12/11/13	6,000	5,999
0.11%, 12/11/13	8,000	7,999
0.12%, 12/13/13	8,500	8,498
0.13%, 1/2/14	5,500	5,498
0.16%, 1/2/14	3,500	3,499
0.10%, 1/21/14	3,000	2,999
0.16%, 2/3/14	1,500	1,499
0.17%, 2/13/14	3,000	2,998
0.11%, 2/14/14	10,000	9,996
0.11%, 2/28/14	1,000	999
0.16%, 3/10/14	1,500	1,499
0.08%, 3/12/14	3,000	2,999
0.12%, 3/14/14	3,000	2,998
0.14%, 4/1/14	8,000	7,994
0.12%, 4/29/14	1,500	1,499
0.11%, 5/27/14	4,000	3,997
0.15%, 7/25/14	4,500	4,494
0.16%, 8/1/14	2,500	2,497
0.15%, 8/14/14	2,000	1,997
0.15%, 8/29/14	3,000	2,996

FHLB FRN, 0.06%, 10/1/13	10,000	9,999
0.15%, 10/1/13	9,000	8,999
0.17%, 10/1/13	5,000	5,000
0.23%, 10/1/13	8,300	8,300
0.06%, 10/2/13	6,000	5,999
0.15%, 10/6/13	5,000	5,000
0.11%, 10/16/13	3,000	3,000
0.13%, 10/19/13	15,000	14,998
0.15%, 10/23/13	6,000	6,000
0.14%, 10/24/13	8,000	7,999
0.12%, 10/25/13	4,400	4,400
0.14%, 10/25/13	2,500	2,500
0.15%, 10/27/13	4,500	4,500
0.16%, 10/27/13	11,000	10,999
		416,144

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 58.5% (1) – continued

Federal Home Loan Mortgage Corporation – 5.0%

FHLMC Bonds, 0.15%, 3/27/14	$10,000	$10,000
1.00%, 8/27/14	3,000	3,022

FHLMC Discount Notes, 0.03%, 12/2/13	4,000	4,000
0.16%, 1/14/14	17,000	16,992
0.11%, 1/22/14	5,000	4,998
0.16%, 2/3/14	1,500	1,499
0.09%, 5/6/14	7,000	6,996
0.09%, 5/21/14	8,000	7,995
0.17%, 7/7/14	3,000	2,996
0.16%, 8/18/14	3,000	2,996

FHLMC FRN, 0.18%, 10/5/13	9,000	9,001
		70,495

Federal National Mortgage Association – 14.7%

FNMA Bonds, 2.50%, 5/15/14	1,000	1,015

FNMA Discount Notes, 0.00%, 10/1/13	36,290	36,288
0.04%, 10/1/13	17,936	17,936
0.13%, 10/1/13	9,500	9,500
0.03%, 10/3/13	5,000	5,000
0.10%, 1/8/14	10,000	9,997
0.10%, 1/9/14	9,000	8,997
0.13%, 1/27/14	4,000	3,998
0.16%, 2/3/14	3,500	3,498
0.10%, 6/2/14	3,000	2,998
0.15%, 7/15/14	5,000	4,994

FNMA FRN, 0.32%, 10/1/13	15,000	15,001
0.15%, 10/5/13	8,000	7,997
0.15%, 10/8/13	24,000	24,002
0.16%, 10/11/13	10,000	10,000
0.16%, 10/20/13	25,000	24,996
0.19%, 10/20/13	3,000	3,001
0.15%, 10/27/13	18,500	18,496
		207,714
Total U.S. Government Agencies
(Cost $824,842)		824,842

See Notes to the Financial Statements.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 13.8% – continued

U.S. Treasury Bills – 8.6% – continued
0.03%, 10/3/13	$28,000	$28,000
0.11%, 10/3/13	13,000	13,000
0.15%, 10/3/13	5,000	5,000
0.01%, 10/10/13	25,000	25,000
0.08%, 12/5/13	15,500	15,498
0.08%, 12/12/13	8,500	8,499
0.02%, 1/2/14	12,000	11,999
0.14%, 3/6/14	5,000	4,997
		121,993

U.S. Treasury Notes – 5.2%
0.50%, 10/15/13	8,500	8,501
1.00%, 1/15/14	14,200	14,234
1.75%, 1/31/14	2,500	2,513
0.25%, 2/28/14	4,500	4,502
1.88%, 2/28/14	32,000	32,232
1.25%, 4/15/14	5,000	5,029
0.25%, 4/30/14	3,000	3,003
1.00%, 5/15/14	3,000	3,016
		73,030
Total U.S. Government Obligations
(Cost $195,023)		195,023

Investments, at Amortized Cost
($1,019,865)		1,019,865

REPURCHASE AGREEMENTS – 34.0%

Joint Repurchase Agreements – 3.3% (2)

Bank of America Securities LLC, dated 9/30/13, repurchase price $15,848 0.04%, 10/1/13	15,848	15,848

Morgan Stanley & Co., Inc., dated 9/30/13, repurchase price $15,849 0.05%, 10/1/13	15,849	15,849

Societe Generale, New York Branch, dated 9/30/13, repurchase price $15,848 0.05%, 10/1/13	15,848	15,848
		47,545

Repurchase Agreements – 30.7% (3)

Bank of America N.A., dated 9/30/13,repurchase price $150,000 0.10%, 10/1/13	150,000	150,000

Barclays Capital, Inc., dated 9/16/13,repurchase price $20,001 0.04%, 10/15/13 (4)(5)	20,000	20,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 34.0% – continued

Repurchase Agreements – 30.7% (3) – continued

Barclays Capital, Inc., dated 9/6/13,repurchase price $20,001 0.05%, 10/4/13 (4)(5)	$20,000	$20,000

Citigroup Global Markets, Inc., dated 9/30/13, repurchase price $93,019 0.10%, 10/1/13	93,019	93,019

Societe Generale, New York Branch, dated 9/30/13, repurchase price $150,000 0.09%, 10/1/13	150,000	150,000
		433,019
Total Repurchase Agreements
(Cost $480,564)		480,564

Total Investments – 106.3%
(Cost $1,500,429) (6)		1,500,429

Liabilities less Other Assets – (6.3)%		(89,043)
NET ASSETS – 100.0%		$1,411,386

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$8,150	2.13% – 3.63%	4/15/28 – 2/15/40
U.S. Treasury Notes	$40,624	0.13% – 2.63%	6/30/14 – 1/15/21
Total	$48,774

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$167	5.50%	7/15/36
FHLMC	$76,433	1.00% – 6.25%	9/29/17 – 12/1/42
FNMA	$178,173	1.63% – 5.25%	10/26/15 – 10/1/43
GNMA	$191,082	2.50% – 4.50%	5/20/40 – 12/20/42
Total	$445,855

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

(4)	Restricted security has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $40,000,000 or 2.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Barclays Capital, Inc., 0.05%, 10/4/13	9/16/13	$20,000
Barclays Capital, Inc., 0.04%, 10/15/13	9/6/13	20,000

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(6)	The cost for federal income tax purposes was $1,500,429.

Percentages shown are based on Net Assets.

At September 30, 2013, the maturity analysis for the U.S. Government Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	35.5%
2 - 15Days	18.6
16 - 30Days	9.1
31 - 60Days	7.5
61 - 97Days	5.2
98 - 180 Days	14.4
181 - 270Days	6.0
271 - 366 Days	3.5
367 - 397 Days	0.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Money Market Fund	$–	$1,500,429	(1)	$–	$1,500,429

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.2% (1)

Federal Farm Credit Bank – 25.0%

FFCB Bonds, 0.26%, 10/30/13	$2,500	$2,500
0.15%, 1/17/14	6,500	6,500
0.15%, 2/5/14	6,500	6,499
0.17%, 8/8/14	2,000	2,000

FFCB Discount Notes, 0.01%, 10/1/13	16,000	16,000
0.10%, 10/1/13	3,500	3,500
0.19%, 10/1/13	8,000	8,000
0.03%, 10/2/13	14,000	14,000
0.01%, 10/4/13	10,000	10,000
0.03%, 10/4/13	8,000	8,000
0.12%, 10/7/13	8,000	8,000
0.03%, 10/9/13	7,000	7,000
0.03%, 10/10/13	4,000	4,000
0.11%, 10/15/13	15,000	14,999
0.01%, 10/16/13	4,000	4,000
0.03%, 10/16/13	6,000	6,000
0.10%, 10/16/13	7,500	7,500
0.01%, 10/17/13	5,000	5,000
0.18%, 10/18/13	3,000	3,000
0.04%, 10/30/13	6,000	6,000
0.01%, 10/31/13	4,000	4,000
0.01%, 11/1/13	15,000	14,999
0.15%, 11/1/13	9,000	9,000
0.04%, 11/4/13	9,000	9,000
0.04%, 11/6/13	6,000	6,000
0.04%, 11/8/13	4,000	4,000
0.03%, 11/12/13	24,000	23,999
0.11%, 11/18/13	4,000	3,999
0.20%, 11/22/13	4,000	3,999
0.08%, 1/9/14	6,000	5,999
0.03%, 1/10/14	2,000	2,000
0.08%, 1/14/14	11,500	11,497
0.04%, 1/27/14	7,000	6,998
0.09%, 1/27/14	7,500	7,498
0.12%, 1/28/14	1,500	1,499
0.09%, 1/29/14	12,000	11,996
0.10%, 2/10/14	2,000	1,999
0.09%, 3/4/14	4,000	3,998
0.15%, 3/7/14	4,000	3,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.2% (1) – continued

Federal Farm Credit Bank – 25.0% – continued
0.06%, 3/10/14	$16,000	$15,996
0.13%, 4/1/14	8,500	8,494
0.07%, 4/10/14	8,000	7,997
0.14%, 4/22/14	5,000	4,996
0.08%, 5/5/14	44,000	43,979
0.15%, 5/7/14	4,000	3,996
0.15%, 5/9/14	2,000	1,998
0.11%, 5/15/14	8,000	7,994
0.08%, 5/20/14	7,000	6,996
0.14%, 5/27/14	4,500	4,496
0.10%, 6/16/14	2,000	1,999
0.13%, 6/25/14	4,000	3,996
0.15%, 7/9/14	1,500	1,498
0.16%, 7/10/14	9,000	8,989
0.11%, 7/15/14	5,000	4,996
0.15%, 8/27/14	8,000	7,989
0.15%, 8/28/14	6,000	5,992
0.14%, 9/30/14	4,000	3,994

FFCB FRN, 0.13%, 10/1/13	11,500	11,498
0.17%, 10/1/13	15,000	14,999
0.18%, 10/1/13	16,500	16,500
0.22%, 10/1/13	2,500	2,500
0.24%, 10/1/13	6,000	6,003
0.25%, 10/1/13	10,000	10,014
0.30%, 10/1/13	11,400	11,404
0.31%, 10/1/13	10,500	10,511
0.33%, 10/1/13	11,500	11,513
0.18%, 10/2/13	30,000	30,001
0.13%, 10/4/13	7,500	7,499
0.16%, 10/4/13	41,500	41,502
0.13%, 10/6/13	14,500	14,499
0.15%, 10/6/13	32,000	31,996
0.16%, 10/6/13	8,500	8,501
0.21%, 10/6/13	15,000	15,012
0.15%, 10/8/13	11,500	11,500
0.13%, 10/9/13	4,000	4,000
0.15%, 10/9/13	8,500	8,497
0.15%, 10/11/13	9,000	9,000
0.14%, 10/12/13	9,500	9,498
0.15%, 10/13/13	8,000	8,000
0.21%, 10/13/13	6,000	6,003

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.2% (1) – continued

Federal Farm Credit Bank – 25.0% – continued
0.18%, 10/15/13	$6,900	$6,901
0.15%, 10/16/13	17,000	17,000
0.16%, 10/16/13	3,500	3,500
0.13%, 10/17/13	12,500	12,501
0.13%, 10/18/13	12,000	11,996
0.16%, 10/18/13	9,500	9,498
0.13%, 10/20/13	7,500	7,499
0.21%, 10/20/13	20,200	20,215
0.20%, 10/22/13	4,000	4,004
0.14%, 10/23/13	8,500	8,499
0.32%, 10/23/13	5,000	5,013
0.15%, 10/25/13	8,500	8,498
0.12%, 10/26/13	17,000	16,998
0.19%, 10/27/13	14,500	14,505
0.17%, 10/28/13	4,500	4,500
		876,947
Federal Home Loan Bank – 51.2%

FHLB Bonds,
0.12%, 10/1/13	16,500	16,500
0.12%, 10/3/13	35,000	35,000
0.13%, 10/9/13	20,500	20,500
0.21%, 10/10/13	5,000	5,000
0.12%, 10/11/13	8,000	8,000
0.10%, 11/1/13	16,000	16,000
0.10%, 11/13/13	10,500	10,500
0.14%, 11/19/13	35,000	34,999
0.28%, 11/21/13	2,000	2,000
0.18%, 1/7/14	19,000	18,999
0.11%, 1/17/14	10,000	9,999
0.10%, 1/22/14	11,000	10,999
0.09%, 1/24/14	15,500	15,499
0.11%, 1/24/14	12,500	12,499
0.09%, 1/30/14	14,000	13,998
0.09%, 3/10/14	39,000	38,999
0.17%, 3/13/14	5,000	5,001
0.07%, 3/17/14	7,000	7,000
0.06%, 3/20/14	11,000	10,999
0.27%, 4/3/14	5,000	5,003
0.18%, 8/1/14	11,000	10,999
0.18%, 8/5/14	15,500	15,500
0.17%, 8/22/14	6,000	5,999
0.17%, 8/26/14	8,000	7,999
0.20%, 8/29/14	6,000	5,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.2% (1) – continued

Federal Home Loan Bank – 51.2% – continued
0.17%, 9/12/14	$8,000	$7,997
0.24%, 10/7/14	8,000	8,000

FHLB Discount Notes,
0.11%, 10/1/13	2,500	2,500
0.08%, 10/2/13	14,000	14,000
0.09%, 10/2/13	36,000	36,000
0.13%, 10/2/13	11,000	11,000
0.02%, 10/4/13	7,000	7,000
0.03%, 10/4/13	11,000	11,000
0.04%, 10/4/13	50,000	50,000
0.05%, 10/4/13	19,500	19,500
0.09%, 10/4/13	5,500	5,500
0.12%, 10/4/13	3,000	3,000
0.05%, 10/7/13	25,000	25,000
0.03%, 10/9/13	43,000	43,000
0.06%, 10/9/13	23,000	23,000
0.08%, 10/9/13	25,000	25,000
0.07%, 10/11/13	67,000	66,999
0.11%, 10/11/13	16,000	16,000
0.13%, 10/15/13	16,000	15,999
0.06%, 10/16/13	50,000	49,998
0.10%, 10/16/13	10,000	10,000
0.11%, 10/16/13	9,000	9,000
0.10%, 10/18/13	10,000	9,999
0.13%, 10/21/13	6,500	6,500
0.12%, 10/23/13	4,000	4,000
0.06%, 10/28/13	36,000	35,998
0.04%, 10/30/13	4,000	4,000
0.05%, 10/30/13	20,000	19,999
0.04%, 11/1/13	15,000	14,999
0.07%, 11/6/13	104,000	103,993
0.02%, 11/8/13	8,000	8,000
0.04%, 11/8/13	23,000	22,999
0.08%, 11/8/13	5,000	5,000
0.07%, 11/14/13	16,000	15,999
0.08%, 11/15/13	25,000	24,997
0.02%, 11/20/13	109,000	108,997
0.11%, 12/2/13	5,000	4,999
0.10%, 12/4/13	12,500	12,498
0.02%, 12/6/13	15,000	14,999
0.11%, 12/11/13	37,000	36,992
0.12%, 12/11/13	4,000	3,999
0.12%, 12/13/13	40,000	39,990
0.12%, 12/18/13	4,000	3,999

See Notes to the Financial Statements.

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.2% (1) – continued

Federal Home Loan Bank – 51.2% – continued
0.14%, 12/20/13	$25,000	$24,992
0.13%, 1/2/14	12,500	12,495
0.16%, 1/2/14	9,000	8,997
0.03%, 1/10/14	13,000	12,999
0.09%, 1/16/14	47,000	46,988
0.04%, 1/17/14	4,000	4,000
0.10%, 1/21/14	7,000	6,998
0.16%, 2/3/14	4,000	3,998
0.17%, 2/13/14	7,500	7,495
0.11%, 2/14/14	20,000	19,992
0.11%, 2/28/14	10,000	9,995
0.09%, 3/7/14	20,000	19,993
0.16%, 3/10/14	4,000	3,997
0.08%, 3/12/14	7,000	6,998
0.12%, 3/14/14	8,000	7,996
0.14%, 4/1/14	12,000	11,992
0.14%, 4/24/14	1,350	1,349
0.12%, 4/29/14	3,500	3,498
0.11%, 5/23/14	6,000	5,996
0.17%, 7/1/14	4,000	3,995
0.15%, 7/21/14	1,500	1,498
0.15%, 7/25/14	12,000	11,985
0.16%, 8/1/14	4,000	3,995

FHLB FRN,
0.06%, 10/1/13	31,000	30,996
0.15%, 10/1/13	16,000	15,999
0.16%, 10/1/13	15,000	14,999
0.17%, 10/1/13	15,000	14,999
0.18%, 10/1/13	15,000	15,000
0.23%, 10/1/13	22,300	22,300
0.06%, 10/2/13	6,000	5,999
0.15%, 10/3/13	20,000	19,998
0.15%, 10/6/13	10,000	10,000
0.14%, 10/13/13	17,000	17,000
0.11%, 10/16/13	6,000	6,000
0.13%, 10/19/13	17,500	17,498
0.15%, 10/23/13	15,000	14,999
0.14%, 10/24/13	20,500	20,499
0.14%, 10/25/13	6,300	6,300
0.16%, 10/27/13	15,000	14,999
		1,796,265
Total U.S. Government Agencies
(Cost $2,673,212)		2,673,212

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. Treasury Bills – 9.4%
0.02%, 10/3/13	$26,000	$26,000
0.03%, 10/3/13	72,000	72,000
0.11%, 10/3/13	30,500	30,500
0.01%, 10/10/13	158,000	157,999
0.11%, 12/26/13	16,000	15,996
0.02%, 1/2/14	29,000	28,998
		331,493

U.S. Treasury Notes – 4.5%
1.00%, 1/15/14	20,000	20,047
1.75%, 1/31/14	16,500	16,589
0.25%, 2/28/14	22,500	22,512
1.88%, 2/28/14	88,500	89,141
0.25%, 4/30/14	8,000	8,008
		156,297
Total U.S. Government Obligations
(Cost $487,790)		487,790

Investments, at Amortized Cost
($3,161,002)		3,161,002

REPURCHASE AGREEMENTS – 13.4%

Repurchase Agreements – 13.4% (2)

Bank of America N.A., dated 9/30/13, repurchase price $150,000 0.10%, 10/1/13	150,000	150,000

Credit Suisse Securities, dated 9/30/13, repurchase price $68,551 0.08%, 10/1/13	68,551	68,551

Mizuho Securities USA, Inc., dated 9/30/13, repurchase price $250,000 0.07%, 10/1/13	250,000	250,000
		468,551
Total Repurchase Agreements
(Cost $468,551)		468,551

Total Investments – 103.5%
(Cost $3,629,553) (3)		3,629,553

Liabilities less Other Assets – (3.5)%		(123,670)
NET ASSETS – 100.0%		$3,505,883

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
GNMA	$154,500	4.50%	7/20/41
U.S. Treasury Bonds	$1,882	0.73% – 7.50%	11/15/16 – 2/15/17
U.S. Treasury Notes	$321,870	0.88% – 4.63%	11/30/16 – 9/30/18
U.S. Treasury Strips	$1,201	0.73%	11/15/16

Total	$479,453

(3)	The cost for federal income tax purposes was $3,629,553.

Percentages shown are based on Net Assets.

At September 30, 2013, the maturity analysis for the U.S. Government Select Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	18.3%
2 - 15 Days	32.0
16 - 30 Days	10.8
31 - 60 Days	11.8
61 - 97 Days	5.5
98 - 180 Days	14.0
181 - 270 Days	4.5
271 - 366 Days	2.9
367 - 397 Days	0.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Money Market Fund	$–	$3,629,553	(1)	$–	$3,629,553

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
COPS	Certificates of Participation	IDB	Industrial Development Board
CP	Commercial Paper	IDR	Industrial Development Revenue
EDA	Economic Development Authority	LOC	Letter of Credit
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	TRANS	Tax and Revenue Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	VRDB	Variable Rate Demand Bonds
FRN	Floating Rate Notes	VRDP	Variable Rate Demand Preferred
GNMA	Government National Mortgage Association
G.O.	General Obligation
Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 47 funds as of September 30, 2013, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) is calculated on each Business Day as of 1:00 p.m. Central Time for the Funds.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The NTGI PVC is responsible for making the final determination of the fair value of a security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of a security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller within

MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Fund and other Funds of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2013, as reflected in their accompanying Schedules of Investments.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements:

Amounts in thousands*	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED	NET AMOUNT
Money Market	Bank of America	$18,324	$18,324	$—
	Morgan Stanley & Co.	18,324	18,324	—
	Societe Generale	18,324	18,324	—
	Citigroup	68,678	68,678	—
	Federal Reserve	200,000	200,000	—
	JPMorgan	100,000	100,000	—
	Total	$423,650	$423,650	$—

U.S. Government Money Market	Bank of America	$165,848	$165,848	$—
	Morgan Stanley	15,849	15,849	—
	Societe Generale	165,848	165,848	—
	Barclays	40,000	40,000	—
	Citigroup	93,019	93,019	—
	Total	$480,564	$480,564	$—

U.S. Government Select Money Market	Bank of America	$150,000	$150,000	$—
	Credit Suisse	68,551	68,551	—
	Mizuho	250,000	250,000	—
	Total	$468,551	$468,551	$—

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The California Municipal Money Market Fund’s and Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all the Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the NAVs of the Funds.

At March 31, 2013, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES
Municipal Money Market	$262	$(262)
U.S. Government Money Market	31	(31)
U.S. Government Select Money Market	44	(44)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2013, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	MARCH 31, 2018
Money Market	$(8,658)

The Fund in the above table may offset future capital gains with this capital loss carryforward.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

POST-ENACTMENT LOSSES

	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
California Municipal Money Market	$9	$ —

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$4	$ —
Money Market	—	124
Municipal Money Market	6	263
U.S. Government Money Market	—	34
U.S. Government Select Money Market	—	63

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$40	$ —
Money Market	—	783
Municipal Money Market	783	41
U.S. Government Money Market	—	152
U.S. Government Select Money Market	—	379

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$45	$5
Money Market	—	1,329
Municipal Money Market	851	9
U.S. Government Money Market	—	141
U.S. Government Select Money Market	—	340

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2013, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2010 through March 31, 2012 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statement of Operations.

H) NETTING AGREEMENTS In the ordinary course of business, the Funds enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2013, the Funds have not invested in any portfolio securities, other than the repurchase agreements as described above, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2013.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2013.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 22, 2013, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 25, 2013 and will expire on November 24, 2014, unless renewed.

At September 30, 2013, the Funds did not have any outstanding loans. The Funds did not incur any interest expense for the six months ended September 30, 2013.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an

NORTHERN FUNDS SEMIANNUAL REPORT	55	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2013, NTI contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and the expense limitations for the Funds for the six months ended September 30, 2013, were as follows:

	CONTRACTUAL ANNUAL ADVISORY FEE	CONTRACTUAL EXPENSE LIMITATION
California Municipal Money Market	0.25%	0.35%
Money Market	0.25%	0.35%
Municipal Money Market	0.25%	0.35%
U.S. Government Money Market	0.25%	0.35%
U.S. Government Select Money Market	0.25%	0.35%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2014. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, in order to avoid a negative yield, NTI may reimburse additional expenses or waive advisory fees of a Fund, as necessary. Any such expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2013, NTI voluntarily reimbursed fees to avoid a negative yield for the California Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, U.S. Government Money Market Fund and U.S. Government Select Money Market Fund. The amounts voluntarily reimbursed by NTI are included in Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations and the amounts outstanding at September 30, 2013, are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds. The transfer agent fees are reflected in the Funds’ Statements of Operations.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of each Fund’s average daily net assets. The administration fees are reflected in the Funds’ Statements of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$910,632	$6	$(933,471)	$(22,833)
Money Market	11,958,358	157	(12,823,324)	(864,809)
Municipal Money Market	11,199,260	51	(12,031,288)	(831,977)
U.S. Government Money Market	3,242,651	21	(3,160,684)	81,988
U.S. Government Select Money Market	6,852,377	42	(6,884,174)	(31,755)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$1,647,558	$13	$(1,704,302)	$(56,731)
Money Market	26,588,932	309	(25,288,950)	1,300,291
Municipal Money Market	25,953,027	129	(26,311,722)	(358,566)
U.S. Government Money Market	7,640,849	45	(7,662,663)	(21,769)
U.S. Government Select Money Market	15,339,211	88	(15,238,371)	100,928

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Money Market Fund (the “Fund”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Fund and investors in the Fund. The Corporation did not receive any consideration from the Fund. Under the CSA, the Corporation committed to provide capital to the Fund in the event that the Fund realized a loss on the Whistlejacket Capital LLC security (the “Security”), in an amount sufficient for the Fund to maintain its NAV per share at no less than the minimum permissible NAV, which is $0.9990. The Fund was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board had the right, at its option, to cause the Fund to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Fund, was insufficient to maintain the minimum permissible NAV of $0.9990.

On June 25, 2009, the Fund sold the remaining position in the Security held in the Fund, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Fund representing the amount necessary to prevent the loss from causing the market-based NAV of the Fund to fall below $0.999, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2013 (UNAUDITED)

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the item noted in Note 4 – Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2013 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/13 - 9/30/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical**	0.09%	$1,000.00	$1,024.62	$0.46

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.20%	$1,000.00	$1,000.10	$1.00
Hypothetical**	0.20%	$1,000.00	$1,024.07	$1.01

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.12%	$1,000.00	$1,000.10	$0.60
Hypothetical**	0.12%	$1,000.00	$1,024.47	$0.61

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical**	0.11%	$1,000.00	$1,024.52	$0.56

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical**	0.11%	$1,000.00	$1,024.52	$0.56

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement, including reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management (advisory and administrative) fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the voluntary reimbursements made by Northern to maintain a positive yield in the Funds; (v) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable institutional accounts; (vi) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vii) Northern’s financial resources and its ability to attract and retain portfolio management talent; (viii) Northern’s investments in technology to benefit the Funds; (ix) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (x) the benefits received by Northern and its affiliates from their relationships with the Funds. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to the pricing and fund accounting systems made during the year, and other investments in technology, including the trade order management system used to process certain trades. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. They also considered Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. In addition, they noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated

MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. They considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. The Trustees also took into consideration the extreme market volatility in recent years, as well as the steps taken by Northern to manage the Funds to maintain stable net asset values during the recent market and economic environments, particularly in relation to Eurozone banking issues and the extremely low interest rate environment.

The Trustees believed, based on the information provided, that the Funds had provided yields that were satisfactory in light of their respective investment objectives and policies, as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; the voluntary expense reimbursements made by Northern to maintain a positive yield for the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. They noted that the voluntary expense reimbursements being made by Northern to the Funds could be terminated at any time. The Trustees also considered the additional contractual expense reimbursements that were in effect during the past year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees reviewed information on the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees considered that the contractual management fee rates for the Money Market Fund and U.S. Government Select Money Market Fund were above their respective Lipper peer group medians and the other Funds’ contractual fee rates were below their Lipper peer group medians. They also considered that the total expense ratios after reimbursement of expenses for the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund were above their respective Lipper peer objective medians, and that each of the other Funds’ total expense ratios after reimbursement of expenses were below their respective Lipper peer objective medians. The Trustees took into account Northern’s explanation that Lipper used fiscal year end data and that Lipper peer funds experienced different interest rate levels during their fiscal years, which determined the amount of reimbursed expenses of those funds. The Trustees also reviewed information comparing the Funds’ advisory fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered Northern’s voluntary expense reimbursements to maintain positive yields for the Funds.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2013 (UNAUDITED)

Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the advisory fees paid by the Funds were reasonable in light of the services provided by Northern, its costs and the Funds’ asset levels, and that the Advisory Agreement should be approved and continued.

MONEY MARKET FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	63	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

16	MULTI-MANAGER EMERGING MARKETS EQUITY FUND

25	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

28	MULTI-MANAGER GLOBAL REAL ESTATE FUND

31	MULTI-MANAGER INTERNATIONAL EQUITY FUND

40	MULTI-MANAGER LARGE CAP FUND

44	MULTI-MANAGER MID CAP FUND

49	MULTI-MANAGER SMALL CAP FUND

FIXED INCOME FUND

54	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

72	NOTES TO THE FINANCIAL STATEMENTS

86	FUND EXPENSES

88	APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

96	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
ASSETS:
Investments, at cost (1)	$2,027,358	$519,866	$777,301
Investments, at value (2)	$2,219,769	$558,601	$939,608
Cash	–	–	–
Foreign currencies, at value (cost $9,256, $484, $393, $2,933, $12,respectively)	9,295	485	393
Dividend income receivable	3,259	1,208	2,615
Interest income receivable	–	–	–
Receivable for foreign tax reclaimable	345	256	663
Receivable for securities sold	27,576	8,741	3,335
Receivable for variation margin on futures contracts	–	9	–
Receivable for fund shares sold	838	3,533	402
Receivable from investment adviser	65	17	59
Prepaid and other assets	10	10	13
Total Assets	2,261,157	572,860	947,088
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	–	–	–
Payable for securities purchased	12,212	10,843	1,286
Payable for variation margin on futures contracts	–	23	–
Payable for fund shares redeemed	1,000	268	1,244
Payable to affiliates:
Investment advisory fees	432	73	172
Administration fees	56	14	23
Custody and accounting fees	41	12	19
Shareholder servicing fees	10	–	–
Transfer agent fees	37	9	16
Trustee fees	4	1	3
Accrued other liabilities	65	16	21
Total Liabilities	13,857	11,259	2,784
Net Assets	$2,247,300	$561,601	$944,304
ANALYSIS OF NET ASSETS:
Capital stock	$2,099,140	$515,664	$705,227
Accumulated undistributed net investment income (loss)	20,738	715	(7,611)
Accumulated undistributed net realized gain (loss)	(65,014)	6,454	84,355
Net unrealized appreciation	192,436	38,768	162,333
Net Assets	$2,247,300	$561,601	$944,304
Shares Outstanding ($.0001 par value, unlimited authorization)	120,073	48,777	51,206
Net Asset Value, Redemption and Offering Price Per Share	$18.72	$11.51	$18.44

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $60,260, $14,753, $13,024, $118,556, $25,622, $31,148, $19,063 and $52,346, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $60,260, $14,753, $13,024, $118,556, $25,622, $31,148, $19,063 and $52,346, respectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2013 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$2,374,520	$535,147	$771,588	$300,945	$682,585
$2,751,234	$708,382	$997,672	$408,051	$688,499
–	–	–	–	12
2,950	–	–	–	12
5,718	782	893	206	18
–	–	–	–	11,323
4,871	–	–	–	–
6,712	1,007	824	803	1,658
–	–	–	–	1
1,273	719	426	148	136
30	12	37	3	35
20	15	20	31	30
2,772,808	710,917	999,872	409,242	701,724

–	–	–	–	211
26,253	982	3,110	1,130	9,564
267	92	26	4	–
1,867	121	388	391	1,942

474	106	148	74	91
68	18	25	10	17
49	3	4	2	15
2	1	23	–	15
45	12	16	7	11
7	2	6	2	2
37	22	20	14	22
29,069	1,359	3,766	1,634	11,890
$2,743,739	$709,558	$996,106	$407,608	$689,834

$2,656,969	$470,521	$623,123	$248,357	$662,975
29,028	231	3,194	(1,056)	(1,069)
(319,413)	65,618	143,657	53,146	22,235
377,155	173,188	226,132	107,161	5,693
$2,743,739	$709,558	$996,106	$407,608	$689,834
260,908	69,031	67,131	32,475	64,439
$10.52	$10.28	$14.84	$12.55	$10.71

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
INVESTMENT INCOME:
Dividend income	$38,250	(1)(2)	$8,820	(1)(2)
Interest income	–		–
Total Investment Income	38,250		8,820
EXPENSES:
Investment advisory fees	12,820		1,739
Administration fees	1,662		326
Custody fees	1,015		213
Accounting fees	121		32
Transfer agent fees	1,108		217
Registration fees	16		15
Printing fees	20		8
Professional fees	26		16
Shareholder servicing fees	42		–
Trustee fees	15		5
Interest expense	–		–
Other	50		4
Total Expenses	16,895		2,575
Less expenses reimbursed by investment adviser	(2,356)		(406)
Net Expenses	14,539		2,169
Net Investment Income (Loss)	23,711		6,651
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	3,557		3,906
Futures contracts	–		(26)
Foreign currency transactions	(801)		(27)
Net change in unrealized appreciation (depreciation) on:
Investments	(51,480)		21,393
Futures contracts	–		(6)
Foreign currency translations	126		26
Net Gains (Losses)	(48,598)		25,266
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,887)		$31,917

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $3, $1, $1, $5, $1, $1, $1 and $2, respectively.
(2)	Net of $4,303, $887, $809, $4,368, $3 and $37, respectively in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

MULTI-MANAGER GLOBAL REAL ESTATE FUND		MULTI-MANAGER INTERNATIONAL EQUITY FUND		MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND		MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$16,967	(1)(2)	$38,507	(1)(2)	$6,246 (1)	$6,843	(1)(2)	$1,975 (1)	$380	(1)(2)
–		1		–	–		–	22,115
16,967		38,508		6,246	6,843		1,975	22,495

6,008		12,298		3,492	4,280		2,370	2,855
824		1,750		582	713		323	535
512		1,067		57	70		48	339
65		127		49	58		32	46
549		1,166		388	476		215	357
14		17		13	14		13	18
15		30		8	13		10	15
21		26		16	16		16	16
19		15		5	62		3	34
10		15		5	5		5	5
2		–		1	–		4	6
8		15		7	7		5	5
8,047		16,526		4,623	5,714		3,044	4,231
(2,048)		(1,225)		(362)	(973)		(247)	(1,030)
5,999		15,301		4,261	4,741		2,797	3,201
10,968		23,207		1,985	2,102		(822)	19,294

52,632		22,137		54,966	67,054		41,758	13,056
–		1,949		866	472		788	(2)
(461)		(62)		–	–		–	95

(86,143)		100,311		21,799	24,271		20,062	(32,421)
–		361		(162)	(115)		(51)	(13)
47		(1,074)		–	–		–	(626)
(33,925)		123,622		77,469	91,682		62,557	(19,911)
$(22,957)		$146,829		$79,454	$93,784		$61,735	$(617)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND(1)		MULTI-MANAGER GLOBAL REAL ESTATE FUND
Amounts in thousands	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013
OPERATIONS:
Net investment income (loss)	$23,711	$16,858	$6,651	$1,817	$10,968	$12,922
Net realized gains (losses)	2,756	4,332	3,853	2,654	52,171	79,027
Net change in unrealized appreciation (depreciation)	(51,354)	36,386	21,413	17,355	(86,096)	83,574
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,887)	57,576	31,917	21,826	(22,957)	175,523
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	7,793	413,697	220,205	295,459	(166,789)	274,279
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,793	413,697	220,205	295,459	(166,789)	274,279
DISTRIBUTIONS PAID:
From net investment income	–	(25,500)	(6,255)	(1,551)	(8,823)	(22,771)
From net realized gains	–	–	–	–	–	(48,312)
Total Distributions Paid	–	(25,500)	(6,255)	(1,551)	(8,823)	(71,083)
Total Increase (Decrease) in Net Assets	(17,094)	445,773	245,867	315,734	(198,569)	378,719
NET ASSETS:
Beginning of period	2,264,394	1,818,621	315,734	–	1,142,873	764,154
End of period	$2,247,300	$2,264,394	$561,601	$315,734	$944,304	$1,142,873
Accumulated Undistributed Net Investment Income (Loss)	$20,738	$(2,973)	$715	$319	$(7,611)	$(9,756)

(1)	Commenced investment operations on September 18, 2012.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
OR THE FISCAL YEAR OR PERIOD ENDED MARCH 31, 2013

MULTI-MANAGER INTERNATIONAL EQUITY FUND		MULTI-MANAGER LARGE CAP FUND		MULTI-MANAGER MID CAP FUND		MULTI-MANAGER SMALL CAP FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013	SEPT. 30, 2013	MARCH 31, 2013

$23,207	$33,824	$1,985	$8,095	$2,102	$6,840	$(822)	$638	$19,294	$46,471
24,024	(39,545)	55,832	105,380	67,526	106,736	42,546	22,931	13,149	19,789
99,598	179,452	21,637	(48,007)	24,156	251	20,011	31,070	(33,060)	28,743
146,829	173,731	79,454	65,468	93,784	113,827	61,735	54,639	(617)	95,003

391,566	(170,793)	(209,440)	(234,172)	(38,199)	(189,632)	(100,130)	(82,922)	(57,741)	81,211
391,566	(170,793)	(209,440)	(234,172)	(38,199)	(189,632)	(100,130)	(82,922)	(57,741)	81,211

–	(39,798)	(1,849)	(8,233)	–	(7,000)	–	(3,500)	(20,876)	(46,596)
–	–	–	(107,385)	–	(36,554)	–	(8,189)	–	(6,280)
–	(39,798)	(1,849)	(115,618)	–	(43,554)	–	(11,689)	(20,876)	(52,876)
538,395	(36,860)	(131,835)	(284,322)	55,585	(119,359)	(38,395)	(39,972)	(79,234)	123,338

2,205,344	2,242,204	841,393	1,125,715	940,521	1,059,880	446,003	485,975	769,068	645,730
$2,743,739	$2,205,344	$709,558	$841,393	$996,106	$940,521	$407,608	$446,003	$689,834	$769,068
$29,028	$5,821	$231	$95	$3,194	$1,092	$(1,056)	$(234)	$(1,069)	$513

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$18.92		$18.67		$23.13		$20.85		$12.03	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.15		0.22		0.10		0.05	0.01
Net realized and unrealized gains (losses)	(0.40)		0.33		(2.07)		4.20		9.49	2.02
Total from Investment Operations	(0.20)		0.48		(1.85)		4.30		9.54	2.03
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.23)		(0.21)		(0.16)		(0.09)	–
From net realized gains	–		–		(2.40)		(1.86)		(0.63)	–
Total Distributions Paid	–		(0.23)		(2.61)		(2.02)		(0.72)	–
Net Asset Value, End of Period	$18.72		$18.92		$18.67		$23.13		$20.85	$12.03
Total Return(3)	(1.06)%		2.56%		(5.86)%		20.88%		79.65%	20.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,247,300		$2,264,394		$1,818,621		$2,470,359		$1,896,421	$268,350
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.31	%(5)	1.35	%(5)(6)	1.44	%(5)	1.45	%(5)	1.48%	1.50%
Expenses, before reimbursements and credits	1.52%		1.53%		1.52%		1.52%		1.55%	1.68%
Net investment income, net of reimbursements and credits	2.14	%(5)	0.87	%(5)(6)	1.01	%(5)	0.42	%(5)	0.25%	0.54	%(7)
Net investment income, before reimbursements and credits	1.93%		0.69%		0.93%		0.35%		0.18%	0.36	%(7)
Portfolio Turnover Rate	20.09%		35.44%		46.58%		76.35%		115.05%	23.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $29,000, $81,000, $48,000 and $149,000, which represents less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.35%. Prior to January 1, 2013, the expense limitation had been 1.40%.
(7)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		PERIOD ENDED MARCH 31, 2013(1)
Net Asset Value, Beginning of Period	$10.86		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.11
Net realized and unrealized gains	0.64		0.85
Total from Investment Operations	0.80		0.96
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.10)
Total Distributions Paid	(0.15)		(0.10)
Net Asset Value, End of Period	$11.51		$10.86
Total Return(2)	7.50%		9.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$561,601		$315,734
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.00	%(4)	0.99	%(4)
Expenses, before reimbursements and credits	1.18%		1.27%
Net investment income, net of reimbursements and credits	3.06	%(4)	1.99	%(4)(5)
Net investment income, before reimbursements and credits	2.88%		1.71	%(5)
Portfolio Turnover Rate	29.20%		50.68%

(1)	Commenced investment operations on September 18, 2012.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000 and $10,000, which represents less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and the period from September 18, 2012 (commencement of operations) to March 31, 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	As the Fund commenced investment operations on September 18, 2012, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$19.02		$17.29		$18.20		$17.08		$9.87	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.23		0.21		0.17		0.23	0.15
Net realized and unrealized gains (losses)	(0.59)		2.73		0.09		2.56		7.66	(0.17)
Total from Investment Operations	(0.42)		2.96		0.30		2.73		7.89	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.16)		(0.39)		(0.26)		(0.23)		(0.22)	(0.09)
From net realized gains	–		(0.84)		(0.95)		(1.38)		(0.46)	(0.02)
Total Distributions Paid	(0.16)		(1.23)		(1.21)		(1.61)		(0.68)	(0.11)
Net Asset Value, End of Period	$18.44		$19.02		$17.29		$18.20		$17.08	$9.87
Total Return(3)	(2.19)%		17.62%		2.66%		16.59%		80.53%	(0.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$944,304		$1,142,873		$764,154		$820,472		$633,800	$185,425
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.09	%(5)	1.16	%(5)(6)	1.27	%(5)	1.29	%(5)	1.30%	1.30%
Expenses, before reimbursements and credits	1.46%		1.46%		1.47%		1.47%		1.48%	1.55%
Net investment income, net of reimbursements and credits	2.00	%(5)	1.24	%(5)(6)	1.20	%(5)	0.95	%(5)	1.53%	3.68	%(7)
Net investment income, before reimbursements and credits	1.63%		0.94%		1.00%		0.77%		1.35%	3.43	%(7)
Portfolio Turnover Rate	35.12%		63.98%		64.16%		54.79%		71.54%	55.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, $49,000, $22,000 and $77,000, which represents less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.10%. Prior to January 1, 2013, the expense limitation had been 1.20%.
(7)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$9.88		$9.25		$10.17		$9.19		$6.28	$11.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.16		0.16		0.07		0.03	0.11
Net realized and unrealized gains (losses)	0.55		0.65		(0.92)		0.98		2.93	(4.79)
Total from Investment Operations	0.64		0.81		(0.76)		1.05		2.96	(4.68)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.18)		(0.16)		(0.07)		(0.05)	(0.09)
From net realized gains	–		–		–		–		–	(0.10)
Total Distributions Paid	–		(0.18)		(0.16)		(0.07)		(0.05)	(0.19)
Net Asset Value, End of Period	$10.52		$9.88		$9.25		$10.17		$9.19	$6.28
Total Return(2)	6.37%		8.92%		(7.24)%		11.49%		47.16%	(42.04)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,743,739		$2,205,344		$2,242,204		$3,451,805		$2,902,773	$1,048,341
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.31	%(4)	1.31	%(4)	1.37	%(4)	1.38	%(4)	1.41%	1.44%
Expenses, before reimbursements and credits	1.42%		1.43%		1.40%		1.41%		1.42%	1.47%
Net investment income, net of reimbursements and credits	1.99	%(4)	1.59	%(4)	1.44	%(4)	0.74	%(4)	0.71%	1.27%
Net investment income, before reimbursements and credits	1.88%		1.47%		1.41%		0.71%		0.70%	1.24%
Portfolio Turnover Rate	20.34%		53.03%		70.80%		123.93%		59.84%	69.98%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $39,000, $114,000, $92,000 and $374,000, which represents less than 0.005, 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$9.32		$9.85		$9.56		$8.19		$5.68	$8.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.08		0.05		0.04		0.06	0.07
Net realized and unrealized gains (losses)	0.95		0.68		0.56		1.38		2.50	(3.08)
Total from Investment Operations	0.98		0.76		0.61		1.42		2.56	(3.01)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.09)		(0.05)		(0.05)		(0.05)	(0.07)
From net realized gains	–		(1.20)		(0.27)		–		–	–
Total Distributions Paid	(0.02)		(1.29)		(0.32)		(0.05)		(0.05)	(0.07)
Net Asset Value, End of Period	$10.28		$9.32		$9.85		$9.56		$8.19	$5.68
Total Return(1)	10.58%		8.77%		6.96%		17.36%		45.25%	(34.53)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$709,558		$841,393		$1,125,715		$1,048,810		$710,622	$329,025
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.10	%(3)	1.10	%(3)	1.16	%(3)	1.19	%(3)	1.20%	1.20%
Expenses, before reimbursements and credits	1.19%		1.19%		1.19%		1.20%		1.20%	1.23%
Net investment income, net of reimbursements and credits	0.51	%(3)	0.85	%(3)	0.59	%(3)	0.52	%(3)	0.81%	1.01%
Net investment income, before reimbursements and credits	0.42%		0.76%		0.56%		0.51%		0.81%	0.98%
Portfolio Turnover Rate	9.22%		57.95%		39.43%		69.02%		48.85%	57.53%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $36,000, $43,000 and $99,000, which represents less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER MID CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$13.44		$12.40		$12.59		$10.14		$6.26	$9.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03		0.10		0.03		–	(1)	0.02	0.05
Net realized and unrealized gains (losses)	1.37		1.55		0.14		2.46		3.88	(3.68)
Total from Investment Operations	1.40		1.65		0.17		2.46		3.90	(3.63)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.10)		(0.01)		(0.01)		(0.02)	(0.05)
From net realized gains	–		(0.51)		(0.35)		–		–	(0.05)
Total Distributions Paid	–		(0.61)		(0.36)		(0.01)		(0.02)	(0.10)
Net Asset Value, End of Period	$14.84		$13.44		$12.40		$12.59		$10.14	$6.26
Total Return(2)	10.42%		13.90%		1.93%		24.28%		62.34%	(36.44)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$996,106		$940,521		$1,059,880		$1,138,398		$587,664	$376,217
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.00	%(4)	1.07	%(4)(5)	1.17	%(4)	1.19	%(4)	1.20%	1.20%
Expenses, before reimbursements and credits	1.20%		1.21%		1.20%		1.20%		1.20%	1.21%
Net investment income (loss), net of reimbursements and credits	0.44	%(4)	0.73	%(4)(5)	0.25	%(4)	(0.01	)%(4)	0.22%	0.59%
Net investment income (loss), before reimbursements and credits	0.24%		0.59%		0.22%		(0.02)%		0.22%	0.58%
Portfolio Turnover Rate	35.27%		67.67%		54.53%		62.29%		103.02%	123.45%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $32,000, $25,000 and $68,000, which represents less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

(5)

Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.00%. Prior to January 1, 2013, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI–MANAGER SMALL CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED}		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Period	$10.89		$9.82		$11.12		$8.85		$5.53	$8.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)		0.01		—	(1)	(0.05)		(0.03)	(0.02)
Net realized and unrealized gains (losses)	1.69		1.33		(0.33)		2.32		3.35	(3.34)
Total from Investment Operations	1.66		1.34		(0.33)		2.27		3.32	(3.36)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.08)		–		–		–	–
From net realized gains	–		(0.19)		(0.97)		–		–	(0.01)
Total Distributions Paid	–		(0.27)		(0.97)		–		–	(0.01)
Net Asset Value, End of Period	$12.55		$10.89		$9.82		$11.12		$8.85	$5.53
Total Return(2)	15.24%		14.01%		(1.53)%		25.79%		59.86%	(37.76)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$407,608		$446,003		$485,975		$591,747		$442,610	$230,043
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.30	%(4)	1.30	%(4)	1.37	%(4)	1.39	%(4)	1.40%	1.40%
Expenses, before reimbursements and credits	1.41%		1.41%		1.41%		1.41%		1.41%	1.44%
Net investment income (loss), net of reimbursements and credits	(0.38	)%(4)	0.14	%(4)	(0.05	)%(4)	(0.47	)%(4)	(0.44)%	(0.31)%
Net investment income (loss), before reimbursements and credits	(0.49)%		0.03%		(0.09)%		(0.49)%		(0.45)%	(0.35)%
Portfolio Turnover Rate	21.83%		59.67%		56.47%		192.09%		187.71%	185.25%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $24,000, $27,000 and $58,000, which represents less than 0.005, 0.005, 0.005 and 0.01 per-cent of average net assets for the six months ended September 30, 2013 and the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI–MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$11.00		$10.44		$10.98		$10.41		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29		0.65		0.68		0.68		0.29
Net realized and unrealized gains (losses)	(0.26)		0.65		(0.29)		0.68		0.40
Total from Investment Operations	0.03		1.30		0.39		1.36		0.69
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.32)		(0.65)		(0.71)		(0.68)		(0.27)
From net realized gains	–		(0.09)		(0.22)		(0.11)		(0.01)
Total Distributions Paid	(0.32)		(0.74)		(0.93)		(0.79)		(0.28)
Net Asset Value, End of Period	$10.71		$11.00		$10.44		$10.98		$10.41
Total Return(3)	0.27%		12.90%		4.05%		13.58%		6.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$689,834		$769,068		$645,730		$649,149		$419,861
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.90	%(5)	0.97	%(5)(6)	1.07	%(5)	1.08	%(5)	1.10%
Expenses, before reimbursements and credits	1.19%		1.18%		1.17%		1.18%		1.21%
Net investment income, net of reimbursements and credits	5.40	%(5)	6.09	%(5)(6)	6.53	%(5)	6.46	%(5)	6.04	%(7)
Net investment income, before reimbursements and credits	5.11%		5.88%		6.43%		6.36%		5.93	%(7)
Portfolio Turnover Rate	43.04%		96.04%		80.61%		43.11%		20.46%

(1)	Commenced investment operations on September 23, 2009.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000, $59,000, $27,000 and $88,000, which represents less than 0.005, 0.01, less than 0.005 and 0.02 per-cent of average net assets for the six months ended September 30, 2013 and fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 0.90%. Prior to January 1, 2013, the expense limitation had been 1.00%.
(7)	As the Fund commenced investment operations on September 23, 2009, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9%

Austria – 0.2%

Erste Group Bank A.G.	121,337	$3,835

Brazil – 7.1%

ALL – America Latina Logistica S.A.	1,477,603	5,867

Arezzo Industria e Comercio S.A. *	174,700	3,091

Arteris S.A.	371,785	3,219

Banco Bradesco S.A. ADR *	718,571	9,974

Banco do Brasil S.A. *	456,959	5,319

Banco Santander Brasil S.A.	746,600	5,056

Banco Santander Brasil S.A. ADR	620,201	4,310

BM&FBovespa S.A.	274,147	1,539

CETIP S.A. – Mercados Organizados *	918,801	9,701

Cosan Ltd., Class A	474,200	7,288

Cosan S.A. Industria e Comercio	49,473	945

Diagnosticos da America S.A.	832,481	4,387

Embraer S.A. ADR *	394,040	12,795

Ez Tec Empreendimentos e Participacoes S.A.	23,956	330

Fibria Celulose S.A. *	1,653,600	19,145

JBS S.A.	2,227,700	7,760

Kroton Educacional S.A.	609,200	8,672

Light S.A.	93,200	795

Localiza Rent a Car S.A. *	379,120	5,679

Natura Cosmeticos S.A.	210,764	4,731

Petroleo Brasileiro S.A. *	123,286	947

Petroleo Brasileiro S.A. ADR *	713,782	11,057

Petroleo Brasileiro S.A. ADR (New York Exchange} *	410,040	6,860

Sao Martinho S.A.	35,737	468

Sul America S.A.	140,513	1,006

Vale S.A.	88,203	1,367

Vale S.A. ADR	1,062,129	16,580
		158,888

Canada – 0.2%

Methanex Corp.	100,600	5,164

Chile – 0.1%

Banco de Chile	3,737,878	562

Banco Santander Chile ADR	27,426	721

Cia Cervecerias Unidas S.A.	54,374	722

ENTEL Chile S.A.	39,082	632
		2,637

China – 9.6%

Anhui Conch Cement Co. Ltd., Class H	725,191	2,333

Anta Sports Products Ltd.	3,669,127	4,721

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued
China – 9.6% – continued

Baidu, Inc. ADR *	69,270	$10,749

Bank of China Ltd., Class H	10,067,106	4,601

Central China Real Estate Ltd.	1,578,883	503

China Coal Energy Co. Ltd., Class H	2,106,000	1,260

China Construction Bank Corp., Class H	38,647,951	29,805

China Dongxiang Group Co.	17,013,000	2,647

China Molybdenum Co. Ltd., Class H	734,000	286

China Petroleum & Chemical Corp., Class H	4,437,271	3,469

China Shenhua Energy Co. Ltd., Class H	3,415,052	10,351

China Shineway Pharmaceutical Group Ltd.	2,685,750	3,887

China Telecom Corp. Ltd., Class H	600,000	297

China ZhengTong Auto Services Holdings Ltd. *	4,036,400	2,518

Chongqing Rural Commercial Bank, Class H	2,048,446	989

CNOOC Ltd.	7,107,342	14,364

CNOOC Ltd. ADR	36,723	7,411

CSR Corp. Ltd., Class H	9,589,000	6,665

Dongfeng Motor Group Co. Ltd., Class H	4,057,508	6,158

Fosun International Ltd.	902,000	712

Giant Interactive Group, Inc. ADR	165,124	1,506

Great Wall Motor Co. Ltd., Class H	493,920	2,674

Guangzhou Automobile Group Co. Ltd., Class H	17,119,421	18,545

Guangzhou R&F Properties Co. Ltd., Class H	943,200	1,477

Harbin Electric Co. Ltd., Class H	382,978	237

Hengan International Group Co. Ltd.	700,147	8,184

Huaneng Power International, Inc., Class H	5,055,940	5,030

Industrial & Commercial Bank of China Ltd., Class H	16,947,967	11,845

Lenovo Group Ltd.	3,178,546	3,330

Mindray Medical International Ltd. ADR	253,562	9,861

New Oriental Education & Technology Group, Inc. ADR	183,700	4,574

Parkson Retail Group Ltd.	6,178,022	2,596

PetroChina Co. Ltd., Class H	2,182,024	2,403

PICC Property & Casualty Co. Ltd., Class H	3,079,659	4,175

Ping An Insurance Group Co. of China Ltd., Class H	1,208,500	9,005

Sino-Ocean Land Holdings Ltd.	973,000	573

Sinopec Engineering Group Co. Ltd. *	308,500	378

SOHO China Ltd.	1,577,942	1,358

Tencent Holdings Ltd.	240,500	12,633

Tonly Electronics Holdings Ltd. *	59,000	38

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

China – 9.6% – continued

WuXi PharmaTech Cayman, Inc. ADR *	36,518	$1,000

Zhejiang Expressway Co. Ltd., Class H	580,000	534
		215,682

Colombia – 0.7%

Almacenes Exito S.A.	44,858	768

Bancolombia S.A. ADR	98,279	5,655

Ecopetrol S.A.	401,185	922

Pacific Rubiales Energy Corp.	390,863	7,718
		15,063

Cyprus – 0.8%

Eurasia Drilling Co. Ltd. GDR (Registered)	303,128	12,120

Globaltrans Investment PLC GDR (Registered)	359,095	5,218
		17,338

Czech Republic – 0.7%

Komercni Banka A.S.	69,549	15,485

Egypt – 0.5%

Commercial International Bank Egypt S.A.E.	2,235,026	12,274

Hong Kong – 5.8%

AIA Group Ltd.	1,860,000	8,756

Beijing Enterprises Holdings Ltd.	1,257,000	9,070

Chaoda Modern Agriculture Holdings Ltd. *	5,742,000	–

China Lumena New Materials Corp.	6,558,000	1,274

China Mobile Ltd.	4,728,085	53,188

China Power International Development Ltd.	20,901,350	7,892

Cosco International Holdings Ltd.	261,998	108

Galaxy Entertainment Group Ltd. *	1,743,000	12,258

Geely Automobile Holdings Ltd.	3,040,000	1,567

Kingboard Laminates Holdings Ltd.	10,559,000	4,361

KWG Property Holding Ltd.	643,500	406

Nine Dragons Paper Holdings Ltd.	6,574,000	4,646

Pacific Basin Shipping Ltd.	12,444,600	8,469

Shougang Fushan Resources Group Ltd.	3,989,469	1,342

Sino Biopharmaceutical	1,460,000	990

SJM Holdings Ltd.	2,231,284	6,288

Skyworth Digital Holdings Ltd.	1,388,000	662

Stella International Holdings Ltd.	1,309,500	3,361

TCL Multimedia Technology Holdings Ltd.	590,000	281

Texwinca Holdings Ltd.	6,249,000	5,800
		130,719

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

Hungary – 0.4%

EGIS Pharmaceuticals PLC	2,679	$338

Magyar Telekom Telecommunications PLC	2,408,124	3,352

OTP Bank PLC	237,593	4,703

Richter Gedeon Nyrt	25,186	438
		8,831

India – 6.1%

Andhra Bank	208,397	172

Axis Bank Ltd.	257,482	4,141

Bajaj Auto Ltd.	89,217	2,836

Bank of Baroda	46,551	367

Bank of India	504,575	1,271

Bharat Petroleum Corp. Ltd.	126,773	671

Cairn India Ltd.	218,860	1,111

Canara Bank	280,422	992

Dr. Reddy’s Laboratories Ltd.	143,004	5,437

GAIL India Ltd.	702,188	3,668

Gitanjali Gems Ltd. *	50,871	46

HCL Technologies Ltd.	881,257	15,253

HDFC Bank Ltd. ADR	215,767	6,641

Housing Development Finance Corp.	192,725	2,350

ICICI Bank Ltd.	324,017	4,571

ICICI Bank Ltd. ADR	129,087	3,935

Indiabulls Housing Finance Ltd.	255,493	747

Indian Bank	506,706	545

Infosys Ltd. ADR	107,497	5,172

McLeod Russel India Ltd.	33,752	135

Oil & Natural Gas Corp. Ltd.	1,220,138	5,215

Power Grid Corp. of India Ltd.	2,162,249	3,386

Punjab National Bank	167,200	1,231

Reliance Infrastructure Ltd.	39,418	234

Syndicate Bank	262,848	284

Tata Chemicals Ltd.	101,280	386

Tata Consultancy Services Ltd.	836,693	25,769

Tata Global Beverages Ltd.	285,892	657

Tata Motors Ltd.	307,006	1,639

Tata Motors Ltd. ADR	220,717	5,876

UCO Bank	241,832	224

Ultratech Cement Ltd.	109,374	3,159

United Phosphorus Ltd.	335,877	777

Vijaya Bank	293,709	169

Wipro Ltd.	3,119,325	23,629

Zee Entertainment Enterprises Ltd.	1,155,818	4,216
		136,912

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

Indonesia – 1.4%

Adaro Energy Tbk PT	31,438,688	$2,446

Astra Agro Lestari Tbk PT	298,820	504

Bank Bukopin Tbk PT	3,226,776	179

Bank Mandiri Persero Tbk PT	6,764,623	4,650

Bank Rakyat Indonesia Persero Tbk PT	11,721,431	7,348

Indo Tambangraya Megah Tbk PT	264,722	601

Indocement Tunggal Prakarsa Tbk PT	742,500	1,152

Indofood CBP Sukses Makmur Tbk PT	374,000	331

Indofood Sukses Makmur Tbk PT	9,688,500	5,913

Kalbe Farma Tbk PT	7,548,000	770

Tambang Batubara Bukit Asam Persero Tbk PT	2,081,132	2,276

Telekomunikasi Indonesia Persero Tbk PT	30,949,070	5,620
		31,790

Kuwait – 0.1%

Agility Public Warehousing Co. K.S.C.	1,012,500	2,542

Malaysia – 1.4%

Axiata Group Bhd.	1,972,900	4,165

Berjaya Sports Toto Bhd.	224,790	284

British American Tobacco Malaysia Bhd.	38,692	762

DiGi.Com Bhd.	642,198	955

DRB-Hicom Bhd.	1,211,862	989

Genting Bhd.	2,115,987	6,754

Genting Malaysia Bhd.	5,623,287	7,283

Hong Leong Financial Group Bhd.	162,640	725

KLCC Property Holdings Bhd.	185,022	365

Kulim Malaysia Bhd.	356,000	359

Lafarge Malaysia Bhd.	151,048	437

Malayan Banking Bhd.	491,348	1,484

Malaysia Building Society	964,244	814

Media Prima Bhd.	143,350	119

Parkson Holdings Bhd.	320,781	378

Telekom Malaysia Bhd.	162,687	261

Tenaga Nasional Bhd.	474,900	1,316

UMW Holdings Bhd.	997,831	3,620
		31,070

Mexico – 5.1%

Alfa S.A.B. de C.V., Series A	510,270	1,376

Alsea S.A.B. de C.V.	960,113	2,687

America Movil S.A.B. de C.V. ADR, Series L	1,304,053	25,833

America Movil S.A.B. de C.V., Series L	2,115,391	2,098

Cemex S.A.B. de C.V. ADR (Participation Certificate) *	932,200	10,422

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

Mexico – 5.1% – continued

Controladora Comercial Mexicana S.A.B. de C.V., Series UBC	145,200	$618

Fomento Economico Mexicano S.A.B. de C.V. ADR	5,227	507

Gruma S.A.B. de C.V., Series B *	244,249	1,362

Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	5,576	285

Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	9,349

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,490,191	9,285

Grupo Herdez S.A.B. de C.V.	50,171	170

Grupo Mexico S.A.B. de C.V., Series B	3,035,081	9,087

Grupo Sanborns S.A. de C.V.	2,553,335	5,316

Grupo Televisa S.A.B. ADR	1,225,563	34,254

Industrias Bachoco S.A.B. de C.V. ADR	7,955	314

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	363,200	1,062
		114,025

Norway – 0.0%

Vard Holdings Ltd. *	302,000	210

Panama – 0.5%

Copa Holdings S.A., Class A	86,925	12,054

Peru – 0.2%

Credicorp Ltd.	39,400	5,062

Intercorp Financial Services, Inc. *	10,719	316
		5,378

Philippines – 0.8%

Aboitiz Equity Ventures, Inc.	801,550	829

Aboitiz Power Corp.	906,100	656

Alliance Global Group, Inc.	857,700	464

Globe Telecom, Inc.	22,845	840

Metropolitan Bank & Trust	4,599,149	8,750

SM Investments Corp.	259,129	4,647

Universal Robina Corp.	309,760	874
		17,060

Poland – 0.8%

Cyfrowy Polsat S.A. *	923,643	6,285

Eurocash S.A.	233,946	3,604

KGHM Polska Miedz S.A.	32,410	1,276

Polskie Gornictwo Naftowe i Gazownictwo S.A.	137,254	270

Powszechna Kasa Oszczednosci Bank Polski S.A.	524,427	6,216

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

Poland – 0.8% – continued

Powszechny Zaklad Ubezpieczen S.A.	9,546	$1,296
		18,947

Portugal – 0.2%

Jeronimo Martins SGPS S.A.	242,010	4,971

Qatar – 0.5%

Industries Qatar QSC	108,735	4,477

Qatar National Bank SAQ	153,697	7,044
		11,521

Russia – 5.2%

Gazprom OAO ADR	2,355,841	20,767

Lukoil OAO ADR	340,682	21,610

Magnit OJSC	10,815	2,741

Magnit OJSC GDR (Registered)	99,273	6,116

Mail.ru Group Ltd. GDR (1)(2)	17,650	592

Mail.ru Group Ltd. GDR (Registered)	233,575	8,923

MMC Norilsk Nickel OJSC ADR	87,064	1,257

Mobile Telesystems OJSC ADR	284,662	6,337

Novolipetsk Steel OJSC GDR (Registered)	213,595	3,474

Pharmstandard OJSC GDR (Registered) *	27,437	389

Phosagro OAO GDR (Registered)	37,977	384

Rosneft OAO GDR (Registered)	625,100	5,066

Sberbank of Russia	6,100,788	18,411

Sberbank of Russia ADR	1,040,000	12,533

Severstal OAO GDR (Registered)	199,841	1,722

Surgutneftegas OAO ADR	81,208	698

Tatneft OAO ADR	8,798	345

TMK OAO GDR (Registered)	138,459	1,797

Uralkali OJSC GDR (Registered)	133,744	3,483
		116,645

Singapore – 0.3%

China Yuchai International Ltd.	32,223	766

ComfortDelGro Corp. Ltd.	872,000	1,370

DBS Group Holdings Ltd.	142,000	1,860

Flextronics International Ltd. *	278,100	2,528

Singapore Post Ltd.	381,000	384
		6,908

South Africa – 7.3%

Aspen Pharmacare Holdings Ltd. *	332,782	8,707

Aveng Ltd.	1,203,350	2,923

Barloworld Ltd.	1,697,463	16,118

Bidvest Group Ltd.	273,162	6,846

Emira Property Fund	137,106	201

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

South Africa – 7.3% – continued

FirstRand Ltd.	668,712	$2,230

Gold Fields Ltd.	125,201	576

Imperial Holdings Ltd.	405,194	8,796

Investec Ltd.	110,684	727

Liberty Holdings Ltd.	110,116	1,283

Life Healthcare Group Holdings Ltd.	703,030	2,498

Massmart Holdings Ltd.	429,568	7,192

Mondi Ltd.	45,398	773

MTN Group Ltd.	1,044,298	20,381

Naspers Ltd., Class N	245,903	22,685

Netcare Ltd.	229,429	548

RMB Holdings Ltd.	230,076	1,057

Sanlam Ltd.	22,678	106

Sappi Ltd. *	303,232	762

Sasol Ltd.	220,019	10,498

Shoprite Holdings Ltd.	176,807	2,908

Sibanye Gold Ltd.	118,671	149

Standard Bank Group Ltd.	1,106,891	13,213

Steinhoff International Holdings Ltd. *	551,853	1,964

Tongaat Hulett Ltd.	39,083	467

Truworths International Ltd.	3,149,730	28,225

Woolworths Holdings Ltd.	281,400	2,079
		163,912

South Korea – 15.2%

Asia Cement Co. Ltd.	1,990	180

BS Financial Group, Inc.	504,510	7,533

Bukwang Pharmaceutical Co. Ltd.	43,330	555

Coway Co. Ltd.	95,744	5,301

Daeduck GDS Co. Ltd.	55,670	1,086

Daekyo Co. Ltd.	61,520	394

Daishin Securities Co. Ltd.	22,732	196

Daou Technology, Inc.	86,061	1,106

Dongbu Insurance Co. Ltd.	198,572	8,543

Doosan Corp.	6,869	966

Global & Yuasa Battery Co. Ltd.	12,992	643

GS Home Shopping, Inc.	4,002	925

Hana Financial Group, Inc.	180,790	6,181

Hankook Tire Co. Ltd.	415,766	23,766

Hyundai Department Store Co. Ltd.	23,946	3,583

Hyundai Glovis Co. Ltd.	21,861	4,284

Hyundai Home Shopping Network Corp.	6,127	901

Hyundai Mipo Dockyard	55,375	8,095

Hyundai Motor Co.	167,213	39,074

Industrial Bank of Korea	126,930	1,406

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

South Korea – 15.2% – continued

Kangwon Land, Inc.	33,210	$881

KB Financial Group, Inc.	111,270	3,886

KB Financial Group, Inc. ADR	168,341	5,895

KCC Corp.	1,296	545

Kia Motors Corp.	35,444	2,150

Korea District Heating Corp.	3,169	292

Korea Zinc Co. Ltd.	19,936	6,017

KT Corp.	22,903	768

KT&G Corp.	19,388	1,390

LG Chem Ltd.	40,651	11,606

LG Display Co. Ltd. *	27,610	667

LG Electronics, Inc.	75,150	4,982

Mirae Asset Securities Co. Ltd.	10,850	372

NongShim Co. Ltd.	1,317	315

Paradise Co. Ltd.	135,390	3,089

POSCO ADR	63,300	4,661

Samsung Electronics Co. Ltd.	91,334	115,638

Samsung Engineering Co. Ltd.	31,725	2,431

Samsung Heavy Industries Co. Ltd.	429,261	17,166

SFA Engineering Corp.	16,892	698

Shinhan Financial Group Co. Ltd.	659,625	26,718

SK Holdings Co. Ltd.	6,773	1,223

SK Hynix, Inc. *	254,650	7,148

SK Innovation Co. Ltd.	6,317	859

SK Telecom Co. Ltd.	26,881	5,484

Taekwang Industrial Co. Ltd.	207	231

Woori Finance Holdings Co. Ltd.	102,050	1,184

Yuhan Corp.	4,519	824
		341,838

Taiwan – 9.2%

Advanced Semiconductor Engineering, Inc.	6,832,584	6,601

Asustek Computer, Inc.	148,923	1,194

Cathay Real Estate Development Co. Ltd.	454,000	314

Cheng Shin Rubber Industry Co. Ltd.	66,914	175

Chipbond Technology Corp.	2,976,000	6,134

Compal Electronics, Inc.	6,941,000	5,073

CTCI Corp.	171,000	277

Delta Electronics, Inc.	1,154,689	5,609

Farglory Land Development Co. Ltd.	355,870	662

Fubon Financial Holding Co. Ltd.	1,915,000	2,650

Ginko International Co. Ltd.	116,000	2,148

Hermes Microvision, Inc.	172,000	5,005

Hon Hai Precision Industry Co. Ltd.	14,947,484	38,331

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

Taiwan – 9.2% – continued

King’s Town Bank	348,000	$296

Lite-On Technology Corp.	742,817	1,262

MediaTek, Inc.	1,102,826	13,642

Novatek Microelectronics Corp.	952,000	3,947

Pegatron Corp.	1,303,000	1,861

Pou Chen Corp.	854,147	996

President Chain Store Corp.	2,334,721	16,865

Radiant Opto-Electronics Corp.	264,527	944

Realtek Semiconductor Corp.	322,280	788

Shin Kong Financial Holding Co. Ltd.	2,567,654	868

Taishin Financial Holding Co. Ltd.	5,071,029	2,341

Taiwan Cement Corp.	1,074,000	1,555

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,908,575	32,369

Taiwan Semiconductor Manufacturing Co. Ltd.	13,262,542	45,094

Teco Electric and Machinery Co. Ltd.	1,365,497	1,447

Uni-President Enterprises Corp.	1,302,966	2,429

Vanguard International Semiconductor Corp.	454,000	499

Yageo Corp.	11,983,300	4,256

Yungtay Engineering Co. Ltd.	361,000	949
		206,581

Thailand – 2.0%

Bangkok Bank PCL (Registered)	942,574	5,949

Bangkok Bank PCL NVDR	815,100	5,120

Bangkok Expressway PCL NVDR	321,500	355

BEC World PCL (Registered)	451,400	819

CP ALL PCL NVDR	1,290,464	1,455

Kasikornbank PCL (Registered)	1,252,499	7,089

Kasikornbank PCL NVDR	1,657,000	9,298

Kiatnakin Bank PCL (Registered)	777,400	1,056

Krung Thai Bank PCL (Registered)	2,199,892	1,350

PTT Global Chemical PCL (Registered)	1,091,033	2,599

PTT Global Chemical PCL NVDR	355,300	848

PTT PCL NVDR	428,700	4,333

Thai Airways International PCL (Registered)	1,099,800	700

Thai Beverage PCL	1,733,160	758

Thai Oil PCL NVDR	582,857	1,078

Thanachart Capital PCL NVDR	1,000,600	1,074

Tisco Financial Group PCL NVDR	235,700	285

Total Access Communication PCL NVDR	227,092	772
		44,938

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.9% – continued

Turkey – 2.3%

Akbank T.A.S.	538,575	$1,985

Enka Insaat ve Sanayi A.S.	3,759,288	11,170

Eregli Demir ve Celik Fabrikalari T.A.S.	635,697	806

Ford Otomotiv Sanayi A.S.	54,476	750

Haci Omer Sabanci Holding A.S.	664,832	3,214

KOC Holding A.S.	534,823	2,469

Tekfen Holding A.S.	211,462	479

Tofas Turk Otomobil Fabrikasi A.S.	84,823	517

Tupras Turkiye Petrol Rafinerileri A.S.	765,922	16,189

Turk Hava Yollari AO	579,272	2,209

Turkiye Garanti Bankasi A.S.	2,257,911	8,904

Turkiye Sise ve Cam Fabrikalari A.S.	1,092,524	1,504

Ulker Biskuvi Sanayi A.S.	71,991	492
		50,688

United Arab Emirates – 1.4%

Abu Dhabi Commercial Bank PJSC	1,940,725	2,670

Aldar Properties PJSC	2,484,175	1,797

Dubai Financial Market *	5,622,555	3,143

Emaar Properties PJSC	12,900,173	20,496

Union National Bank PJSC	2,709,575	3,764
		31,870

United Kingdom – 2.0%

Afren PLC *	2,652,878	5,942

Anglo American PLC	814,456	19,988

BHP Billiton PLC	257,969	7,641

O’Key Group S.A. GDR (Registered)	42,971	512

SABMiller PLC	197,901	10,118
		44,201

United States – 1.8%

Central European Media Enterprises Ltd., Class A *	1,262,994	6,656

Cognizant Technology Solutions Corp., Class A *	115,970	9,523

Southern Copper Corp.	101,900	2,776

Tenaris S.A. ADR	472,744	22,115
		41,070
Total Common Stocks (3)
(Cost $1,823,128)		2,021,047

PREFERRED STOCKS – 5 .1%

Brazil – 5.1%

Banco do Estado do Rio Grande do Sul S.A., Class B *	115,306	802

Bradespar S.A. *	91,050	1,011

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 5 .1% – continued

Brazil – 5.1% – continued

Braskem S.A., Class A *	181,900	$1,444

Cia de Bebidas das Americas ADR	189,997	7,286

Cia Paranaense de Energia ADR, Class B	53,451	746

Itau Unibanco Holding S.A.	52,653	746

Itau Unibanco Holding S.A. ADR	2,909,754	41,086

Itausa – Investimentos Itau S.A.	416,300	1,692

Klabin S.A.	23,460	122

Lojas Americanas S.A. *	1,422,083	10,478

Marcopolo S.A. *	2,013,200	5,995

Metalurgica Gerdau S.A. *	156,071	1,467

Petroleo Brasileiro S.A. *	1,330,256	11,056

Randon Participacoes S.A. *	873,750	4,881

Usinas Siderurgicas de Minas Gerais S.A., Class A *	1,214,075	5,796

Vale S.A.	1,410,313	20,102
		114,710
Total Preferred Stocks (3)
(Cost $121,359)		114,710

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 1.1%

India – 0.4%

ITC Ltd., Exp. 5/2/18 *	1,154,182	$6,276

Maruti Suzuki India Ltd., Exp. 2/9/15 *	139,042	3,024
		9,300

Taiwan – 0.5%

CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01 (1)(2)*	14,239,586	9,256

MediaTek, Inc., Exp. 8/8/16 *	123,000	1,521

Novatek Microelectronics Corp., Exp. 4/19/16 *	103,200	429
		11,206

United Kingdom – 0.2%

Ginko International Co. Ltd., Exp. 3/14/23 *	176,000	3,246
Total Warrants (3)
(Cost $22,611)		23,752

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.7%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (4)(5)	60,260,039	$60,260
Total Investment Companies
(Cost $60,260)		60,260

Total Investments – 98.8%
(Cost $2,027,358)		2,219,769

Other Assets less Liabilities – 1.2%		27,531
NET ASSETS – 100.0%		$2,247,300

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $9,848,000 or 0.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01	3/9/11-7/29/13	$9,081

Mail.ru Group Ltd. GDR	9/25/12	601

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $70,750,000 with net sales of approximately $10,490,000 during the six months ended September 30, 2013.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.8%
Consumer Staples	5.6
Energy	10.3
Financials	22.5
Health Care	2.1

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Industrials	8.4%
Information Technology	19.7
Materials	8.4
Telecommunication Services	6.1
Utilities	1.1

Total	100.0%

At September 30, 2013, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	23.9%
Korean Won	15.3
Hong Kong Dollar	14.4
South African Rand	9.3
Taiwan Dollar	8.1
Brazilian Real	7.2
Indian Rupee	5.4
All other currencies less than 5%	16.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market partcipants would use in pricing a security).

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summerizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$71,456	$257,257	$ –	$328,713
Consumer Staples	29,803	78,078	–	107,881
Energy	56,623	154,378	–	211,001
Financials	93,071	339,599	–	432,670
Health Care	15,249	27,528	–	42,777
Industrials	42,041	127,756	–	169,797
Information Technology	62,439	360,481	–	422,920
Materials	64,038	86,818	180	151,036
Telecommunication Services	34,899	96,084	–	130,983
Utilities	795	22,474	–	23,269
Preferred Stocks
Consumer Discretionary	10,478	–	–	10,478
Consumer Staples	7,286	–	–	7,286
Energy	11,056	–	–	11,056
Financials	44,325	–	–	44,325
Industrials	10,876	–	–	10,876
Materials	29,942	–	–	29,942
Utilities	747	–	–	747
Warrants
Consumer Discretionary	3,024	–	–	3,024
Consumer Staples	6,276	–	–	6,276
Financials	9,256	–	–	9,256
Health Care	–	–	3,246	3,246
Information Technology	1,521	429	–	1,950
Investment Companies	60,260	–	–	60,260
Total Investments	$665,461	$1,550,882	$3,426	$2,219,769

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/13 (000s)

Common Stock

Materials	$–	$–	$–	$33	$–	$147	$–	$–	$–	$180

Warrant

Health Care	1,567	–	–	275	–	1,404	–	–	–	3,246

Total	$1,567	$–	$–	$308	$–	$1,551	$–	$–	$–	$3,426

The Fund valued the securities included in the balance as of 9/30/13 above using an evaluated price from a third party provider. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2013 was approximately $308,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

Transfers from Level 1 to Level 2
Industry	Value (000s)	Reason
Common Stocks
Consumer Discretionary	$99,215	Valuations at last trade with foreign fair value adjustments
Consumer Staples	24,834	Valuations at last trade with foreign fair value adjustments
Energy	51,486	Valuations at last trade with foreign fair value adjustments
Financials	109,965	Valuations at last trade with foreign fair value adjustments
Health Care	825	Valuations at last trade with foreign fair value adjustments
Industrials	50,063	Valuations at last trade with foreign fair value adjustments
Information Technology	241,228	Valuations at last trade with foreign fair value adjustments
Materials	27,074	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	12,405	Valuations at last trade with foreign fair value adjustments
Utilities	1,316	Valuations at last trade with foreign fair value adjustments
Total	$618,411

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

	FAIR VALUE AT 9/30/13 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$180	Market transaction and analysis	Discovery Price set at Halt

The significant unobservable input used in the fair value measurement of the common stock was market transaction and analysis. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2%

Australia – 7.6%

DUET Group	6,951,411	$14,137

Macquarie Atlas Roads Group	2,000,000	4,572

Spark Infrastructure Group	8,156,880	12,633

Transurban Group	1,743,240	11,059
		42,401

Austria – 0.8%

Flughafen Wien A.G.	68,210	4,617

Bermuda – 1.0%

Teekay Corp.	131,300	5,613

Brazil – 1.8%

Alupar Investimento S.A. *	165,746	1,313

CCR S.A.	685,800	5,406

Cia de Saneamento Basico do Estado de Sao Paulo ADR *	314,300	3,130
		9,849

Canada – 6.9%

Canadian National Railway Co.	59,300	6,009

Enbridge, Inc.	304,200	12,705

Keyera Corp.	46,100	2,620

Pembina Pipeline Corp.	121,900	4,040

TransCanada Corp.	310,700	13,649
		39,023

China – 1.8%

Anhui Expressway Co. Ltd., Class H	1,157,000	626

COSCO Pacific Ltd.	2,141,900	3,273

ENN Energy Holdings Ltd.	407,400	2,263

Guangshen Railway Co. Ltd., Class H	2,809,100	1,472

Jiangsu Expressway Co. Ltd., Class H	828,500	977

Sichuan Expressway Co. Ltd., Class H	1,908,700	551

Zhejiang Expressway Co. Ltd., Class H	1,137,400	1,047
		10,209

France – 7.7%

Aeroports de Paris	123,766	12,955

Eutelsat Communications S.A.	128,100	4,051

SES S.A.	383,799	10,985

Vinci S.A.	262,813	15,282
		43,273

Germany – 4.5%

Fraport A.G. Frankfurt Airport Services Worldwide	358,698	25,185

Hong Kong – 2.1%

Beijing Enterprises Holdings Ltd.	763,000	5,505

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

Hong Kong – 2.1% – continued

Hong Kong & China Gas Co. Ltd.	2,727,570	$6,568
		12,073

Italy – 11.5%

ASTM S.p.A.	200,000	2,464

Atlantia S.p.A.	1,098,170	22,369

Hera S.p.A.	2,946,230	5,940

Snam S.p.A.	2,548,250	12,914

Societa Iniziative Autostradali e Servizi S.p.A.	996,335	9,812

Terna Rete Elettrica Nazionale S.p.A.	2,463,960	11,130
		64,629

Japan – 5.9%

Osaka Gas Co. Ltd.	2,919,000	12,458

Toho Gas Co. Ltd.	1,549,000	8,121

Tokyo Gas Co. Ltd.	2,288,000	12,577
		33,156

Mexico – 0.2%

Infraestructura Energetica Nova S.A.B. de C.V. *	309,900	1,198

South Korea – 0.6%

Macquarie Korea Infrastructure Fund	519,430	3,195

Spain – 4.6%

Abertis Infraestructuras S.A.	388,290	7,566

Enagas S.A.	113,751	2,796

Ferrovial S.A.	379,400	6,842

Red Electrica Corp. S.A.	151,964	8,675
		25,879

Switzerland – 3.0%

Flughafen Zuerich A.G. (Registered)	31,469	16,578

United Kingdom – 5.6%

National Grid PLC	1,060,500	12,546

Pennon Group PLC	990,790	11,220

Severn Trent PLC	133,300	3,806

United Utilities Group PLC	364,300	4,076
		31,648

United States – 24.6%

American Tower Corp.	200,300	14,848

California Water Service Group	282,030	5,731

Crown Castle International Corp. *	142,500	10,407

CSX Corp.	430,050	11,069

NiSource, Inc.	150,200	4,640

Norfolk Southern Corp.	150,350	11,630

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

United States – 24.6% – continued

Northeast Utilities	129,500	$5,342

ONEOK, Inc.	164,400	8,766

PG&E Corp.	259,360	10,613

SBA Communications Corp., Class A *	85,100	6,847

SemGroup Corp., Class A	95,300	5,434

Sempra Energy	103,700	8,877

SJW Corp.	89,380	2,504

Spectra Energy Corp.	352,300	12,059

Targa Resources Corp.	41,900	3,057

Union Pacific Corp.	50,000	7,767

Williams (The) Cos., Inc.	234,800	8,537
		138,128
Total Common Stocks (1)
(Cost $475,121)		506,654

MASTER LIMITED PARTNERSHIPS – 6.4%

United States – 6.4%

Access Midstream Partners L.P.	115,100	5,560

Energy Transfer Equity L.P.	82,200	5,407

Enterprise Products Partners L.P.	121,000	7,386

EQT Midstream Partners L.P.	70,400	3,466

EV Energy Partner L.P.	72,600	2,693

Inergy L.P.	239,000	3,291

Inergy Midstream L.P.	1	–

MarkWest Energy Partners L.P.	65,600	4,738

MPLX L.P.	74,300	2,708

Phillips 66 Partners L.P. *	20,500	631
		35,880
Total Master Limited Partnerships (1)
(Cost $28,774)		35,880

RIGHTS – 0 .1%

Spain – 0.1%

Abertis Infraestructuras S.A. *	569,472	554
Total Rights (1)
(Cost $458)		554

INVESTMENT COMPANIES – 2.6%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (2)(3)	14,753,432	14,753
Total Investment Companies
(Cost $14,753)		14,753

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.08%, 10/17/13 (4)	$760	$760
Total Short-Term Investments
(Cost $760)		760

Total Investments – 99.5%
(Cost $519,866)		558,601

Other Assets less Liabilities – 0.5%		3,000
NET ASSETS – 100.0%		$561,601

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,927,000 with net sales of approximately $174,000 during the six months ended September 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Multi-Manager Global Listed Infrastructure Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	5	$419	Long	12/13	$3
Mini MSCI EAFE Index	4	363	Long	12/13	6

Total					$9

At September 30, 2013, the industry sectors for the Multi-Manager Global Listed Infrastructure Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	2.8%
Energy	19.1
Financials	3.3
Industrials	35.9
Telecommunication Services	3.2
Utilities	35.7

Total	100.0%

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the Multi-Manager Global Listed Infrastructure Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	33.7%
Euro	30.2
Australian Dollar	7.8
Canadian Dollar	7.2
Japanese Yen	6.1
British Pound	5.8
All other currencies less than 5%	9.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$–	$15,036	$–	$15,036
Energy	34,701	33,014	–	67,715
Financials	14,848	3,195	–	18,043
Industrials	35,872	158,761	–	194,633
Telecommunication Services	17,254	–	–	17,254
Utilities	52,113	141,860	–	193,973
Master Limited Partnerships
Energy	35,880	–	–	35,880
Rights
Industrials	–	554	–	554
Investment Companies	14,753	–	–	14,753
Short-Term Investments	–	760	–	760
Total Investments	$205,421	$353,180	$–	$558,601

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$–	$–	$9

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000s)	Reason
Common Stocks
Energy	$33,014	Valuations at last trade with foreign fair value adjustments
Financials	3,195	Valuations at last trade with foreign fair value adjustments
Utilities	33,157	Valuations at last trade with foreign fair value adjustments
Total	$69,366

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1%

Australia – 5.1%

BGP Holdings PLC – (Fractional Shares) *	3,277,404	$–

CFS Retail Property Trust Group	1,850,000	3,453

Dexus Property Group	3,163,062	2,968

Federation Centres Ltd.	1,105,300	2,352

Goodman Group	1,057,655	4,819

GPT Group	1,800,000	5,844

Investa Office Fund	270,150	744

Mirvac Group	3,036,581	4,930

Stockland	2,893,700	10,448

Westfield Group	488,512	5,018

Westfield Retail Trust	2,596,051	7,197
		47,773

Canada – 2.3%

Boardwalk Real Estate Investment Trust	34,300	1,918

Calloway Real Estate Investment Trust	63,000	1,489

Canadian Real Estate Investment Trust	18,700	737

RioCan Real Estate Investment Trust	753,152	17,768
		21,912

France – 5.2%

Fonciere Des Regions	14,454	1,199

Gecina S.A.	6,300	807

ICADE	163,724	14,959

Klepierre	177,775	7,711

Mercialys S.A.	39,570	793

Unibail-Rodamco S.E.	94,292	23,406
		48,875

Germany – 0.2%

LEG Immobilien A.G. *	31,400	1,809

Hong Kong – 12.3%

China Overseas Land & Investment Ltd.	4,716,700	13,880

China Resources Land Ltd.	2,333,000	6,625

Country Garden Holdings Co. Ltd.	2,302,663	1,477

Guangzhou R&F Properties Co. Ltd., Class H	1,600,000	2,505

Hang Lung Properties Ltd.	3,007,700	10,227

Hongkong Land Holdings Ltd.	2,329,870	15,382

Hysan Development Co. Ltd.	2,477,969	11,064

Kerry Properties Ltd.	2,420,000	10,339

Lifestyle International Holdings Ltd.	4,294,400	9,132

Link REIT (The)	933,295	4,575

New World Development Co. Ltd.	2,215,800	3,339

Shangri-La Asia Ltd.	3,908,333	6,478

Sino Land Co. Ltd.	1,080,940	1,590

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Hong Kong – 12.3% – continued

Sun Hung Kai Properties Ltd.	770,987	$10,506

Swire Properties Ltd.	526,200	1,472

Wharf Holdings Ltd.	888,790	7,712
		116,303

Japan – 15.0%

Activia Properties, Inc.	185	1,607

Aeon Mall Co. Ltd.	480,500	14,286

Daiwa House Industry Co. Ltd.	777,100	14,571

Hulic Co. Ltd.	151,200	2,275

Japan Real Estate Investment Corp.	548	6,422

Japan Retail Fund Investment Corp.	2,846	5,857

Kenedix Realty Investment Corp.	231	1,139

Mitsubishi Estate Co. Ltd.	1,135,671	33,697

Mitsui Fudosan Co. Ltd.	1,074,184	36,307

Nippon Building Fund, Inc.	129	1,607

Nippon Prologis REIT, Inc.	97	972

Sumitomo Realty & Development Co. Ltd.	388,700	18,537

Tokyo Tatemono Co. Ltd.	247,000	2,275

United Urban Investment Corp.	1,604	2,449
		142,001

Netherlands – 0.5%

Corio N.V.	17,980	774

Eurocommercial Properties N.V. – CVA	95,734	3,872
		4,646

Singapore – 4.0%

Ascendas Real Estate Investment Trust	667,900	1,214

CapitaCommercial Trust	2,558,000	2,958

CapitaLand Ltd.	4,032,179	9,942

CapitaMall Trust	270,700	423

CapitaMalls Asia Ltd.	1,116,900	1,741

City Developments Ltd.	1,175,000	9,604

Global Logistic Properties Ltd.	1,970,100	4,542

Keppel Land Ltd.	2,200,000	6,213

Mapletree Greater China Commercial Trust *	1,693,800	1,209
		37,846

Spain – 0.8%

Melia Hotels International S.A.	717,900	7,139

Sweden – 0.9%

Castellum AB	533,489	7,612

Hufvudstaden AB, Class A	73,812	940
		8,552

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Switzerland – 0.2%

PSP Swiss Property A.G. (Registered) *	26,703	$2,316

Thailand – 0.7%

Central Pattana PCL (Registered)	4,778,000	6,721

United Kingdom – 6.6%

British Land Co. PLC	365,536	3,422

Derwent London PLC	365,381	14,034

Great Portland Estates PLC	1,491,651	13,017

Hammerson PLC	1,462,906	11,866

Land Securities Group PLC	1,058,279	15,746

Safestore Holdings PLC	344,300	747

Shaftesbury PLC	370,000	3,535
		62,367

United States – 44.3%

Alexandria Real Estate Equities, Inc.	178,100	11,371

American Campus Communities, Inc.	269,900	9,217

American Homes 4 Rent, Class A *	234,800	3,792

AvalonBay Communities, Inc.	49,722	6,319

BioMed Realty Trust, Inc.	140,400	2,610

Boston Properties, Inc.	224,600	24,010

Brandywine Realty Trust	122,900	1,620

BRE Properties, Inc.	158,000	8,020

CommonWealth REIT	48,300	1,058

DDR Corp.	731,800	11,497

Douglas Emmett, Inc.	246,600	5,788

Duke Realty Corp.	261,200	4,033

Equity Residential	518,600	27,781

Essex Property Trust, Inc.	96,200	14,209

Federal Realty Investment Trust	103,500	10,500

General Growth Properties, Inc.	403,533	7,784

HCP, Inc.	100,100	4,099

Health Care REIT, Inc.	369,400	23,043

Healthcare Realty Trust, Inc.	63,200	1,461

Healthcare Trust of America, Inc., Class A	69,500	731

Highwoods Properties, Inc.	63,800	2,253

Host Hotels & Resorts, Inc.	1,304,412	23,049

Kilroy Realty Corp.	311,500	15,559

Kimco Realty Corp.	238,500	4,813

LaSalle Hotel Properties	99,400	2,835

Lexington Realty Trust	130,100	1,461

Liberty Property Trust	147,900	5,265

Macerich (The) Co.	234,921	13,259

Pebblebrook Hotel Trust	54,200	1,556

Plum Creek Timber Co., Inc.	120,000	5,620

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

United States – 44.3% – continued

Post Properties, Inc.	84,000	$3,782

Prologis, Inc.	755,365	28,417

Public Storage	37,200	5,972

Ramco-Gershenson Properties Trust	49,200	758

Senior Housing Properties Trust	115,300	2,691

Simon Property Group, Inc.	307,240	45,542

SL Green Realty Corp.	165,800	14,730

Starwood Hotels & Resorts Worldwide, Inc.	110,200	7,323

Strategic Hotels & Resorts, Inc. *	152,800	1,326

Sunstone Hotel Investors, Inc.	115,100	1,466

Tanger Factory Outlet Centers	46,540	1,520

Taubman Centers, Inc.	222,700	14,990

UDR, Inc.	237,722	5,634

Ventas, Inc.	236,839	14,566

Vornado Realty Trust	160,332	13,477

Weyerhaeuser Co.	53,000	1,517
		418,324
Total Common Stocks (1)
(Cost $764,277)		926,584

INVESTMENT COMPANIES – 1. 4%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	13,023,883	13,024
Total Investment Companies
(Cost $13,024)		13,024

Total Investments – 99.5%
(Cost $777,301)		939,608

Other Assets less Liabilities – 0.5%		4,696
NET ASSETS – 100.0%		$944,304

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,625,000 with net sales of approximately $17,601,000 during the six months ended September 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Department Stores	1.0%
Diversified Real Estate Activities	18.0
Diversified REITs	10.3
Hotels, Resorts & Cruise Lines	2.3
Industrial REITs	3.8
Office REITs	12.7
Real Estate Development	3.5
Real Estate Operating Companies	7.6
Residential REITs	8.7
Retail REITs	22.4
Specialized REITs	9.7

Total	100.0%

At September 30, 2013, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	46.8%
Japanese Yen	15.3
Hong Kong Dollar	10.9
Euro	6.7
British Pound	6.7
Australian Dollar	5.2
All other currencies less than 5%	8.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$7,323	$22,749	$–	$30,072
Financials	411,002	485,510	–	896,512
Investment Companies	13,024	–	–	13,024
Total Investments	$431,349	$508,259	$–	$939,608

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000s)	Reason
Common Stocks
Financials	$160,666	Valuations at last trade with foreign fair value adjustments

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1%

Australia – 1.7%

Australia & New Zealand Banking Group Ltd.	412,945	$11,867

BHP Billiton Ltd. ADR	130,573	8,683

carsales.com Ltd.	103,480	1,106

CSL Ltd.	81,377	4,855

DuluxGroup Ltd.	267,545	1,318

FlexiGroup Ltd.	225,979	915

Incitec Pivot Ltd.	1,866,502	4,692

REA Group Ltd.	30,701	1,083

Super Retail Group Ltd.	61,359	743

Telstra Corp. Ltd.	2,204,822	10,225
		45,487

Austria – 1.1%

Conwert Immobilien Invest S.E. *	370,180	4,357

Erste Group Bank A.G.	388,810	12,289

Schoeller-Bleckmann Oilfield Equipment A.G.	106,269	12,573
		29,219

Belgium – 0.6%

Anheuser-Busch InBev N.V.	121,145	12,041

Colruyt S.A.	70,502	3,914
		15,955

Bermuda – 0.4%

Everest Re Group Ltd.	83,459	12,136

Brazil – 2.1%

Banco Bradesco S.A. ADR *	1,282,859	17,806

Banco do Brasil S.A. *	578,800	6,738

BB Seguridade Participacoes S.A.	376,600	3,715

CCR S.A.	199,200	1,570

Cia de Saneamento Basico do Estado de Sao Paulo ADR *	1,346,900	13,415

Kroton Educacional S.A.	143,200	2,039

Linx S.A.	55,600	934

Mills Estruturas e Servicos de Engenharia S.A. *	58,000	796

Natura Cosmeticos S.A.	31,100	698

Vale S.A. ADR	559,400	8,732
		56,443

Canada – 3.5%

Agrium, Inc.	105,314	8,850

Barrick Gold Corp.	127,423	2,373

Canadian National Railway Co.	78,893	7,997

Canadian Natural Resources Ltd.	169,900	5,339

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Canada – 3.5% – continued

Canadian Pacific Railway Ltd.	27,577	$3,400

Cenovus Energy, Inc.	52,129	1,556

CI Financial Corp.	101,839	3,079

Encana Corp.	168,289	2,908

Kinross Gold Corp.	464,810	2,342

Lundin Mining Corp. *	231,795	1,019

Magna International, Inc.	79,500	6,564

Manulife Financial Corp.	723,800	11,986

Metro, Inc.	24,745	1,548

Potash Corp. of Saskatchewan, Inc.	47,294	1,479

Potash Corp. of Saskatchewan, Inc. (New York Exchange)	100,138	3,132

Rogers Communications, Inc., Class B	115,765	4,979

Talisman Energy, Inc.	613,250	7,037

Toronto-Dominion Bank (The)	142,200	12,795

Westjet Airlines Ltd.	62,387	1,499

Yamana Gold, Inc.	663,390	6,899
		96,781

Chile – 0.1%

Forus S.A.	28,892	161

Parque Arauco S.A.	574,111	1,103

Sonda S.A.	374,447	993
		2,257

China – 3.5%

AAC Technologies Holdings, Inc.	402,000	1,834

Anhui Conch Cement Co. Ltd., Class H	2,019,200	6,496

China Construction Bank Corp., Class H	14,639,200	11,290

China Merchants Bank Co. Ltd., Class H	2,061,754	3,744

China Oilfield Services Ltd., Class H	4,387,700	10,990

China Petroleum & Chemical Corp., Class H	14,881,100	11,635

China Shipping Container Lines Co. Ltd., Class H *	16,638,000	4,363

CNOOC Ltd.	2,552,000	5,158

Great Wall Motor Co. Ltd., Class H	604,500	3,273

Haitian International Holdings Ltd.	292,000	667

Hollysys Automation Technologies Ltd. *	64,559	965

Industrial & Commercial Bank of China Ltd., Class H	6,556,000	4,582

Mindray Medical International Ltd. ADR	205,955	8,010

Minth Group Ltd.	544,000	1,085

NetEase, Inc. ADR	7,762	564

PetroChina Co. Ltd., Class H	3,176,000	3,498

Qihoo 360 Technology Co. Ltd. ADR *	15,931	1,325

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

China – 3.5% – continued

Tencent Holdings Ltd.	138,300	$7,264

Weichai Power Co. Ltd., Class H	2,132,000	8,318

WuXi PharmaTech Cayman, Inc. ADR *	37,436	1,026
		96,087

Colombia – 0.2%

Bancolombia S.A. ADR	117,111	6,739

Czech Republic – 0.2%

Komercni Banka A.S.	24,230	5,395

Denmark – 1.0%

Carlsberg A/S, Class B	115,000	11,846

GN Store Nord A/S	169,378	3,563

Novo Nordisk A/S, Class B	65,808	11,156

SimCorp A/S *	44,205	1,489
		28,054

Finland – 0.3%

Nokian Renkaat OYJ	15,257	775

Sampo OYJ, Class A	166,775	7,167
		7,942

France – 7.4%

Accor S.A.	126,923	5,280

Air Liquide S.A.	26,818	3,736

AXA S.A.	1,216,073	28,222

BNP Paribas S.A.	175,138	11,854

Cap Gemini S.A.	158,186	9,415

Carrefour S.A.	193,254	6,623

Cie de St-Gobain	217,447	10,773

Danone S.A.	228,968	17,240

Essilor International S.A.	49,504	5,326

Eurofins Scientific	5,903	1,488

Hermes International	6,995	2,519

JCDecaux S.A.	97,206	3,584

Legrand S.A.	105,470	5,859

L’Oreal S.A.	70,088	12,041

LVMH Moet Hennessy Louis Vuitton S.A.	8,592	1,693

Orange S.A.	535,703	6,720

Pernod Ricard S.A.	67,717	8,414

Publicis Groupe S.A.	77,201	6,145

Sanofi	131,023	13,287

Schneider Electric S.A.	124,358	10,522

Societe Generale S.A.	148,018	7,382

Total S.A.	69,066	4,014

Unibail-Rodamco S.E.	62,471	15,507

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

France – 7.4% – continued

Vinci S.A.	41,005	$2,384

Zodiac Aerospace	10,983	1,749
		201,777

Germany – 6.1%

Adidas A.G.	46,490	5,049

Allianz S.E. (Registered)	112,866	17,743

BASF S.E.	54,391	5,222

Bayer A.G. (Registered)	36,206	4,269

Bayerische Motoren Werke A.G.	110,588	11,889

Bertrandt A.G.	8,783	1,106

Brenntag A.G.	17,115	2,850

Continental A.G.	20,422	3,461

Daimler A.G. (Registered)	220,318	17,173

Deutsche Boerse A.G.	329,923	24,826

Deutsche Wohnen A.G. (Bearer)	147,866	2,647

E.ON S.E.	235,390	4,187

Fresenius Medical Care A.G. & Co. KGaA	50,258	3,269

Fresenius S.E. & Co. KGaA	32,170	3,996

Infineon Technologies A.G.	343,765	3,439

Linde A.G.	55,260	10,951

OSRAM Licht A.G. *	26,763	1,257

ProSiebenSat.1 Media A.G. (Registered)	102,310	4,343

SAP A.G.	136,461	10,086

Siemens A.G. (Registered)	176,427	21,270

Symrise A.G.	114,875	5,092

Wincor Nixdorf A.G.	26,225	1,638

Wirecard A.G.	30,721	1,051
		166,814

Hong Kong – 2.1%

Cheung Kong Holdings Ltd.	783,085	11,942

China High Precision Automation Group Ltd. (1)	982,000	157

China Overseas Grand Oceans Group Ltd.	934,000	1,138

China Overseas Land & Investment Ltd.	1,986,000	5,844

Daphne International Holdings Ltd.	5,830,000	3,546

Haier Electronics Group Co. Ltd.	600,000	1,164

Hang Lung Properties Ltd.	549,000	1,867

Hang Seng Bank Ltd.	347,300	5,668

Hutchison Telecommunications Hong Kong Holdings Ltd.	2,099,000	910

Orient Overseas International Ltd.	1,683,900	9,883

SA SA International Holdings Ltd.	1,680,000	1,894

Sino Biopharmaceutical	2,876,000	1,950

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Hong Kong – 2.1% – continued

SmarTone Telecommunications Holdings Ltd.	292,500	$388

Techtronic Industries Co.	1,064,000	2,778

Value Partners Group Ltd.	819,000	496

Wharf Holdings Ltd.	811,000	7,037
		56,662

India – 1.2%

HDFC Bank Ltd. ADR	48,692	1,499

ICICI Bank Ltd. ADR	491,933	14,994

Infosys Ltd. ADR	80,455	3,870

Tata Motors Ltd. ADR	314,613	8,375

WNS Holdings Ltd. ADR *	129,728	2,753
		31,491

Indonesia – 0.1%

Indofood Sukses Makmur Tbk PT	6,559,500	4,003

Ireland – 1.8%

Covidien PLC	127,630	7,778

CRH PLC	319,043	7,638

Experian PLC	206,310	3,929

ICON PLC *	309,605	12,672

Shire PLC	402,487	16,116
		48,133

Israel – 0.8%

Israel Chemicals Ltd.	726,000	6,128

Teva Pharmaceutical Industries Ltd. ADR	418,967	15,829
		21,957

Italy – 0.8%

Autogrill S.p.A. *	63,165	1,111

Azimut Holding S.p.A.	107,818	2,465

Banca Generali S.p.A.	70,131	1,588

Brembo S.p.A.	30,379	792

Intesa Sanpaolo S.p.A.	7,527,353	15,552

Tod’s S.p.A.	8,903	1,669
		23,177

Japan – 14.0%

Amada Co. Ltd.	534,403	4,835

Astellas Pharma, Inc.	63,400	3,241

Bank of Yokohama (The) Ltd.	1,824,628	10,448

Century Tokyo Leasing Corp.	42,100	1,326

Daikin Industries Ltd.	88,200	4,688

Daiwa Securities Group, Inc.	259,000	2,337

Denso Corp.	449,800	21,074

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Japan – 14.0% – continued

Dentsu, Inc.	87,700	$3,350

FamilyMart Co. Ltd.	46,400	2,011

FANUC Corp.	66,120	10,934

Fuji Heavy Industries Ltd.	461,000	12,824

Hitachi Ltd.	2,983,400	19,754

Inpex Corp.	384,000	4,539

Isuzu Motors Ltd.	1,839,200	12,193

ITOCHU Corp.	560,900	6,891

Japan Exchange Group, Inc.	235,875	5,246

Japan Tobacco, Inc.	287,003	10,363

KDDI Corp.	266,600	13,723

Keyence Corp.	9,800	3,733

Komatsu Ltd.	390,700	9,753

Kyowa Hakko Kirin Co. Ltd.	378,908	3,902

Lawson, Inc.	47,600	3,736

Makita Corp.	88,700	5,161

MISUMI Group, Inc.	38,300	1,111

Mitsubishi Corp.	465,882	9,450

Mitsubishi Estate Co. Ltd.	9,000	267

Mitsui & Co. Ltd.	782,700	11,404

Mizuho Financial Group, Inc.	5,347,200	11,639

MS&AD Insurance Group Holdings	271,063	7,103

Nexon Co. Ltd.	119,400	1,460

Nihon Kohden Corp.	24,300	996

Nintendo Co. Ltd.	34,690	3,942

Nippon Steel & Sumitomo Metal Corp.	2,651,900	9,040

Nitto Denko Corp.	254,200	16,654

NKSJ Holdings, Inc.	260,745	6,728

ORIX Corp.	666,400	10,907

Otsuka Corp.	8,000	1,022

Park24 Co. Ltd.	54,800	976

Sawai Pharmaceutical Co. Ltd.	14,600	1,027

Secom Co. Ltd.	247,300	15,521

Sega Sammy Holdings, Inc.	222,000	6,431

Shin-Etsu Chemical Co. Ltd.	50,400	3,094

Ship Healthcare Holdings, Inc.	32,600	1,273

SMC Corp.	69,410	16,569

Sugi Holdings Co. Ltd.	83,628	3,590

Sumitomo Mitsui Financial Group, Inc.	313,900	15,239

Sumitomo Mitsui Trust Holdings, Inc.	1,921,460	9,543

Sundrug Co. Ltd.	32,700	1,635

Suruga Bank Ltd.	169,000	2,917

Suzuki Motor Corp.	387,285	9,303

THK Co. Ltd.	264,316	5,884

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Japan – 14.0% – continued

Toyota Motor Corp.	199,600	$12,801

TS Tech Co. Ltd.	26,700	1,055

Tsuruha Holdings, Inc.	11,500	1,015

United Arrows Ltd.	24,700	1,043

Yahoo Japan Corp.	1,412,700	8,044
		384,745

Kenya – 0.0%

Equity Bank Ltd.	873,900	344

Kenya Commercial Bank Ltd.	1,169,300	629
		973

Malaysia – 0.3%

Genting Bhd.	1,495,200	4,773

Sime Darby Bhd.	1,437,000	4,180
		8,953

Mexico – 0.3%

Banregio Grupo Financiero S.A.B. de C.V.	263,700	1,501

Grupo Televisa S.A.B. ADR	225,278	6,296
		7,797

Netherlands – 2.9%

Core Laboratories N.V.	126,534	21,411

Heineken N.V.	238,503	16,889

Reed Elsevier N.V.	601,700	12,093

Royal Dutch Shell PLC, Class A	853,880	28,168

Yandex N.V., Class A *	39,361	1,434
		79,995

New Zealand – 0.0%

Ryman Healthcare Ltd.	188,675	1,088

Nigeria – 0.1%

Guaranty Trust Bank PLC	8,638,283	1,344

Norway – 2.2%

Algeta ASA *	20,058	775

DNB ASA	811,704	12,329

Fred Olsen Energy ASA	40,356	1,793

Norsk Hydro ASA	1,976,033	8,195

Prosafe S.E.	97,475	778

Statoil ASA	512,500	11,642

Statoil ASA ADR	372,213	8,442

Telenor ASA	634,599	14,504

TGS Nopec Geophysical Co. ASA	93,611	2,761
		61,219

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Poland – 0.0%

Eurocash S.A.	74,183	$1,143

Russia – 0.3%

Mail.ru Group Ltd. GDR (Registered)	23,256	889

Sberbank of Russia ADR	588,105	5,932
		6,821

Singapore – 1.6%

Biosensors International Group Ltd.	4,211,939	3,242

DBS Group Holdings Ltd.	178,690	2,340

Golden Agri-Resources Ltd.	35,944,982	14,910

Singapore Technologies Engineering Ltd.	1,318,000	4,384

StarHub Ltd.	442,000	1,512

United Overseas Bank Ltd.	1,091,300	17,995
		44,383

South Africa – 1.1%

Bidvest Group Ltd.	117,239	2,938

Coronation Fund Managers Ltd.	112,523	769

FirstRand Ltd.	967,752	3,228

MTN Group Ltd.	192,400	3,755

Naspers Ltd., Class N	26,025	2,401

Sasol Ltd. ADR	374,100	17,878
		30,969

South Korea – 2.0%

GS Home Shopping, Inc.	4,722	1,091

Halla Visteon Climate Control Corp.	15,680	595

Hyundai Mobis Co. Ltd.	33,949	9,040

NAVER Corp.	5,500	2,853

POSCO	24,809	7,346

POSCO ADR	82,600	6,083

Samsung Electronics Co. Ltd.	7,897	9,998

SK Telecom Co. Ltd.	16,987	3,465

SK Telecom Co. Ltd. ADR	573,900	13,027
		53,498

Spain – 1.6%

Amadeus IT Holding S.A., Class A	340,983	12,101

Banco Bilbao Vizcaya Argentaria S.A.	1,295,828	14,558

Banco Santander S.A.	871,258	7,142

Bankinter S.A.	149,278	809

Inditex S.A.	15,464	2,389

Repsol S.A.	281,654	7,006
		44,005

Sweden – 2.7%

Atlas Copco AB, Class A	660,136	19,339

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Sweden – 2.7% – continued

Getinge AB, Class B	418,640	$14,965

Hexpol AB	27,170	1,920

Intrum Justitia AB	35,905	961

Investor AB, Class B	236,540	7,177

JM AB	17,645	514

Sandvik AB	414,098	5,724

Svenska Cellulosa AB S.C.A., Class B	254,100	6,412

Telefonaktiebolaget LM Ericsson, Class B	609,109	8,113

Volvo AB, Class B	573,652	8,594
		73,719

Switzerland – 8.1%

ABB Ltd. (Registered) *	288,317	6,811

Burckhardt Compression Holding A.G.	2,282	899

Cie Financiere Richemont S.A. (Registered)	105,257	10,519

Credit Suisse Group A.G. (Registered) *	432,017	13,238

Credit Suisse Group A.G. ADR *	241,600	7,381

Foster Wheeler A.G. *	175,905	4,633

Geberit A.G. (Registered) *	9,173	2,478

Holcim Ltd. (Registered) *	101,320	7,543

Nestle S.A. (Registered)	287,101	20,109

Noble Corp.	210,420	7,948

Novartis A.G. (Registered)	302,820	23,276

Novartis A.G. ADR	140,588	10,784

Partners Group Holding A.G.	14,138	3,464

Roche Holding A.G. (Genusschein)	202,566	54,644

Syngenta A.G. (Registered)	19,112	7,808

Transocean Ltd.	174,994	7,787

UBS A.G. (Registered) *	783,354	16,026

Zurich Insurance Group A.G. *	69,400	17,874
		223,222

Taiwan – 1.1%

Advanced Semiconductor Engineering, Inc.	9,980,415	9,642

Eclat Textile Co. Ltd.	181,360	1,594

St. Shine Optical Co. Ltd.	36,389	1,002

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,046,144	17,743
		29,981

Thailand – 0.1%

Kasikornbank PCL (Registered)	276,000	1,562

Turkey – 0.8%

Akbank T.A.S.	2,130,549	7,854

KOC Holding A.S. ADR	260,400	6,062

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Turkey – 0.8% – continued

Turkiye Garanti Bankasi A.S.	2,253,985	$8,888
		22,804

United Arab Emirates – 0.1%

Dragon Oil PLC	196,859	1,855

United Kingdom – 17.9%

Abcam PLC	166,873	1,367

Aberdeen Asset Management PLC	178,710	1,096

Amlin PLC	389,340	2,556

Anglo American PLC	267,061	6,567

Antofagasta PLC	128,360	1,704

ARM Holdings PLC	87,451	1,400

ARM Holdings PLC ADR	454,931	21,891

Ashmore Group PLC	210,715	1,334

Ashtead Group PLC	244,583	2,442

AstraZeneca PLC	345,000	17,930

Aveva Group PLC	22,764	958

AZ Electronic Materials S.A.	188,376	901

Babcock International Group PLC	309,359	5,988

BAE Systems PLC	1,755,700	12,910

Barclays PLC	1,253,100	5,391

Berendsen PLC	67,565	994

Berkeley Group Holdings PLC	143,686	4,827

BG Group PLC	634,858	12,136

BHP Billiton PLC	18,425	543

Big Yellow Group PLC	155,419	1,107

BP PLC ADR	118,444	4,978

British American Tobacco PLC	142,568	7,565

BT Group PLC	1,550,064	8,589

BTG PLC *	121,649	755

Bunzl PLC	195,632	4,236

Capita PLC	351,706	5,669

Compass Group PLC	485,534	6,675

Countrywide PLC	111,094	945

Daily Mail & General Trust PLC, Class A	315,395	3,892

Derwent London PLC	36,738	1,411

Diageo PLC	1,520,670	48,322

Dunelm Group PLC	133,166	1,995

easyJet PLC	199,659	4,124

Elementis PLC	359,683	1,396

Ensco PLC, Class A	97,500	5,241

GlaxoSmithKline PLC	714,598	17,960

Glencore Xstrata PLC *	3,113,414	16,983

Halma PLC	223,715	2,052

Hargreaves Lansdown PLC	78,228	1,240

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

United Kingdom – 17.9% – continued

Hiscox Ltd.	180,115	$1,893

Howden Joinery Group PLC	356,365	1,681

HSBC Holdings PLC	1,665,646	18,051

IG Group Holdings PLC	209,688	1,966

IMI PLC	220,962	5,207

Imperial Tobacco Group PLC	320,900	11,889

InterContinental Hotels Group PLC	219,633	6,419

International Personal Finance PLC	43,639	431

ITV PLC	3,103,972	8,812

John Wood Group PLC	101,422	1,318

Jupiter Fund Management PLC	279,977	1,664

Keller Group PLC	60,560	1,019

Lancashire Holdings Ltd.	177,201	2,205

Lloyds Banking Group PLC *	15,474,078	18,462

Marks & Spencer Group PLC	742,200	5,969

Meggitt PLC	478,924	4,255

Moneysupermarket.com Group PLC	400,479	982

Nanoco Group PLC *	127,848	354

Next PLC	40,621	3,396

Pearson PLC	228,507	4,651

Provident Financial PLC	68,376	1,840

Prudential PLC	714,237	13,315

Reckitt Benckiser Group PLC	114,239	8,359

Restaurant Group (The) PLC	71,101	613

Rightmove PLC	52,015	1,997

Rio Tinto PLC	241,400	11,822

Rio Tinto PLC ADR	188,455	9,189

Rolls-Royce Holdings PLC *	1,011,395	18,227

Rotork PLC	46,697	2,062

Sage Group (The) PLC	1,134,369	6,055

Senior PLC	167,243	733

St. James’s Place PLC	223,933	2,231

Standard Chartered PLC	337,665	8,099

Subsea 7 S.A.	448,806	9,328

Tesco PLC	1,991,000	11,575

Tullow Oil PLC	390,586	6,480

Unilever PLC	139,691	5,395

Vodafone Group PLC ADR	194,626	6,847

William Hill PLC	467,759	3,047

Willis Group Holdings PLC	250,815	10,868

WPP PLC	206,512	4,251
		491,027

United States – 1.9%

Aon PLC	59,707	4,444

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

United States – 1.9% – continued

Axis Capital Holdings Ltd.	277,000	$11,997

Carnival Corp.	230,171	7,513

Freeport-McMoRan Copper & Gold, Inc.	289,953	9,592

MGM China Holdings Ltd.	313,600	1,044

Philip Morris International, Inc.	75,520	6,539

RenaissanceRe Holdings Ltd.	62,900	5,694

Schlumberger Ltd.	71,500	6,318
		53,141
Total Common Stocks (2)
(Cost $2,202,972)		2,580,753

PREFERRED STOCKS – 1.5%

Brazil – 0.9%

Banco Bradesco S.A. *	432,950	5,988

Cia de Bebidas das Americas ADR	142,224	5,454

Cia Paranaense de Energia ADR	541,000	7,552

Itau Unibanco Holding S.A. ADR	360,359	5,088
		24,082

Germany – 0.6%

Henkel A.G. & Co. KGaA	56,368	5,808

Volkswagen A.G.	53,500	12,611
		18,419
Total Preferred Stocks (2)
(Cost $44,233)		42,501

RIGHTS – 0.0%

Spain – 0.0%

Banco Bilbao Vizcaya Argentaria S.A. *	1,274,411	174

United Kingdom – 0.0%

Barclays PLC *	313,275	409
Total Rights (2)
(Cost $505)		583

INVESTMENT COMPANIES – 4.5%

iShares MSCI United Kingdom ETF	228,879	4,491

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	118,555,985	118,556
Total Investment Companies (2)
(Cost $122,460)		123,047

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.07%, 10/17/13 (5)	$4,350	$4,350
Total Short-Term Investments
(Cost $4,350)		4,350

Total Investments – 100.3%
(Cost $2,374,520)		2,751,234

Liabilities less Other Assets – (0.3)%		(7,495)
NET ASSETS – 100.0%		$2,743,739

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $84,920,000 with net purchases of approximately $33,636,000 during the six months ended September 30, 2013.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Mini MSCI EAFE Index	409	$37,121	Long	12/13	$144

At September 30, 2013, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	10.3
Energy	8.8
Financials	26.1
Health Care	10.4
Industrials	12.9
Information Technology	7.0
Materials	8.4
Telecommunication Services	3.4
Utilities	1.0

Total	100.0%

At September 30, 2013, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	21.2%
Euro	20.7
British Pound	16.2
Japanese Yen	14.6
Swiss Franc	6.6
Hong Kong Dollar	5.3
All other currencies less than 5%	15.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$30,947	$265,399	$ –	$296,346
Consumer Staples	7,237	252,588	–	259,825
Energy	80,002	152,513	–	232,515
Financials	138,672	531,625	–	670,297
Health Care	56,098	216,718	–	272,816
Industrials	24,460	313,781	–	338,241
Information Technology	52,473	130,674	157	183,304
Materials	63,532	157,630	–	221,162
Telecommunication Services	24,854	63,791	–	88,645
Utilities	13,415	4,187	–	17,602
Preferred Stocks
Consumer Discretionary	–	12,611	–	12,611
Consumer Staples	5,454	5,808	–	11,262
Financials	11,076	–	–	11,076
Utilities	7,552	–	–	7,552
Rights
Financials	–	583	–	583
Investment Companies	123,047	–	–	123,047
Short-Term Investments	–	4,350	–	4,350
Total Investments	$638,819	$2,112,258	$157	$2,751,234

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$144	$ –	$ –	$144

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, the Fund had transfers from Level 1 to Level 2 as dislcosed below:

Transfers from Level 1 to Level 2
Industry	Value (000s)	Reason
Common Stocks
Consumer Discretionary	$79,434	Valuations at last trade with foreign fair value adjustments
Consumer Staples	23,897	Valuations at last trade with foreign fair value adjustments
Energy	21,380	Valuations at last trade with foreign fair value adjustments
Financials	101,152	Valuations at last trade with foreign fair value adjustments
Health Care	4,513	Valuations at last trade with foreign fair value adjustments
Industrials	106,247	Valuations at last trade with foreign fair value adjustments
Information Technology	56,573	Valuations at last trade with foreign fair value adjustments
Materials	40,975	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	13,723	Valuations at last trade with foreign fair value adjustments
Total	$447,894

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)		CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/13 (000s)

Common Stock

Information Technology	$157	$–	$–	$–	*	$–	$–	$–	$–	$–	$157

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the balance as of 9/30/13 above using prices provided by NTGI PVC. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2013 was less than $500, which is included in the Statement of Operations as part of net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	FAIR VALUE AT 9/30/13 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$157	Market Transaction and Analysis	Discovery price set at halt

The significant unobservable input used in the fair value measurement of the common stock was market transaction and analysis. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1%

Aerospace/Defense – 3.2%

Boeing (The) Co.	35,403	$4,160

Northrop Grumman Corp.	58,800	5,601

Raytheon Co.	103,200	7,954

Rolls-Royce Holdings PLC ADR	13,445	1,228

United Technologies Corp.	33,572	3,620
		22,563

Agriculture – 1.0%

Archer-Daniels-Midland Co.	152,700	5,625

Philip Morris International, Inc.	16,200	1,403
		7,028

Apparel – 2.5%

Michael Kors Holdings Ltd. *	23,800	1,773

NIKE, Inc., Class B	170,718	12,401

Ralph Lauren Corp.	16,031	2,641

Under Armour, Inc., Class A *	11,214	891
		17,706

Auto Manufacturers – 1.1%

General Motors Co. *	145,700	5,241

PACCAR, Inc.	46,500	2,588
		7,829

Auto Parts & Equipment – 0.8%

Johnson Controls, Inc.	130,600	5,420

Banks – 3.9%

Bank of New York Mellon (The) Corp.	177,000	5,344

Capital One Financial Corp.	41,500	2,853

Citigroup, Inc.	114,490	5,554

Goldman Sachs Group (The), Inc.	36,063	5,705

JPMorgan Chase & Co.	50,900	2,631

Morgan Stanley	99,781	2,689

Wells Fargo & Co.	72,800	3,008
		27,784

Beverages – 0.4%

Diageo PLC ADR	18,884	2,400

Monster Beverage Corp. *	11,953	624
		3,024

Biotechnology – 4.5%

Alexion Pharmaceuticals, Inc. *	30,657	3,561

Amgen, Inc.	32,108	3,594

Biogen Idec, Inc. *	34,420	8,287

Celgene Corp. *	25,167	3,874

Foundation Medicine, Inc. *	361	14

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Biotechnology – 4.5% – continued

Gilead Sciences, Inc. *	132,334	$8,316

Illumina, Inc. *	9,000	728

Vertex Pharmaceuticals, Inc. *	46,824	3,550
		31,924

Chemicals – 1.7%

E.I. du Pont de Nemours & Co.	93,800	5,493

Monsanto Co.	53,879	5,623

Mosaic (The) Co.	25,500	1,097
		12,213

Commercial Services – 1.2%

Mastercard, Inc., Class A	12,412	8,351

Computers – 3.8%

Apple, Inc.	19,930	9,502

EMC Corp.	373,011	9,534

International Business Machines Corp.	38,806	7,186

NCR Corp. *	9,093	360
		26,582

Cosmetics/Personal Care – 1.5%

Estee Lauder (The) Cos., Inc., Class A	153,855	10,754

Diversified Financial Services – 0.7%

Visa, Inc., Class A	24,796	4,738

Electric – 1.1%

Edison International	119,400	5,500

NRG Energy, Inc.	74,500	2,036
		7,536

Environmental Control – 0.8%

Waste Management, Inc.	132,100	5,448

Food – 4.6%

Kraft Foods Group, Inc.	103,200	5,412

Mondelez International, Inc., Class A	505,210	15,874

Sprouts Farmers Market, Inc. *	3,134	139

Whole Foods Market, Inc.	195,511	11,437
		32,862

Healthcare - Products – 0.8%

Baxter International, Inc.	76,800	5,045

Essilor International S.A. ADR	9,428	508
		5,553

Healthcare - Services – 1.1%

Quest Diagnostics, Inc.	89,900	5,555

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Healthcare - Services – 1.1% – continued

UnitedHealth Group, Inc.	32,202	$2,306
		7,861

Insurance – 6.3%

Allstate (The) Corp.	109,500	5,535

American International Group, Inc.	119,100	5,792

Aon PLC	58,000	4,318

Hartford Financial Services Group, Inc.	191,700	5,966

Loews Corp.	64,000	2,991

Marsh & McLennan Cos., Inc.	126,000	5,487

MetLife, Inc.	96,400	4,526

Travelers (The) Cos., Inc.	64,800	5,493

Unum Group	159,000	4,840
		44,948

Internet – 5.2%

Amazon.com, Inc. *	23,615	7,383

eBay, Inc. *	52,118	2,908

Facebook, Inc., Class A *	77,802	3,909

Google, Inc., Class A *	9,326	8,169

LinkedIn Corp., Class A *	19,771	4,865

Netflix, Inc. *	7,685	2,376

priceline.com, Inc. *	5,621	5,682

Rackspace Hosting, Inc. *	28,323	1,494

Youku Tudou, Inc. ADR *	10,604	291
		37,077

Media – 3.0%

Discovery Communications, Inc., Class A *	30,944	2,612

Time Warner, Inc.	56,200	3,699

Viacom, Inc., Class B	50,000	4,179

Walt Disney (The) Co.	169,241	10,914
		21,404

Metal Fabrication/Hardware – 0.6%

Precision Castparts Corp.	18,579	4,222

Mining – 0.6%

AngloGold Ashanti Ltd. ADR	185,000	2,457

Barrick Gold Corp.	83,500	1,555
		4,012

Miscellaneous Manufacturing – 0.3%

Ingersoll-Rand PLC	37,000	2,403

Office/Business Equipment – 0.8%

Xerox Corp.	551,500	5,675

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Oil & Gas – 6.8%

Apache Corp.	69,800	$5,943

Canadian Natural Resources Ltd.	184,300	5,794

Chevron Corp.	44,800	5,443

Concho Resources, Inc. *	25,261	2,749

ConocoPhillips	78,500	5,457

EOG Resources, Inc.	16,913	2,863

Marathon Oil Corp.	154,400	5,385

Occidental Petroleum Corp.	93,800	8,774

Talisman Energy, Inc.	510,100	5,866
		48,274

Oil & Gas Services – 1.8%

Baker Hughes, Inc.	37,400	1,836

FMC Technologies, Inc. *	40,236	2,230

Halliburton Co.	113,000	5,441

Schlumberger Ltd.	37,540	3,317
		12,824

Pharmaceuticals – 9.6%

Abbott Laboratories	79,591	2,642

Allergan, Inc.	35,013	3,167

Bristol-Myers Squibb Co.	69,203	3,203

Cardinal Health, Inc.	104,300	5,439

Express Scripts Holding Co. *	181,760	11,229

Johnson & Johnson	144,916	12,563

Merck & Co., Inc.	115,700	5,508

Novo Nordisk A/S ADR	21,672	3,667

Perrigo Co.	16,791	2,072

Pfizer, Inc.	364,665	10,469

Sanofi ADR	87,200	4,415

Teva Pharmaceutical Industries Ltd. ADR	105,000	3,967
		68,341

Pipelines – 0.2%

Enbridge, Inc.	26,934	1,124

Real Estate Investment Trusts – 0.3%

American Tower Corp.	30,148	2,235

Retail – 10.3%

Chipotle Mexican Grill, Inc. *	5,502	2,359

Coach, Inc.	135,925	7,412

Costco Wholesale Corp.	101,976	11,740

CVS Caremark Corp.	270,084	15,327

Dunkin’ Brands Group, Inc.	58,997	2,670

Inditex S.A. ADR	150,132	4,632

Lowe’s Cos., Inc.	116,700	5,556

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Retail – 10.3% – continued

Nordstrom, Inc.	130,985	$7,361

Starbucks Corp.	36,006	2,771

Swatch Group (The) A.G. ADR	34,310	1,102

Target Corp.	115,308	7,377

TJX Cos., Inc.	88,267	4,977
		73,284

Semiconductors – 3.2%

Applied Materials, Inc.	100,000	1,754

ARM Holdings PLC ADR	59,802	2,878

Broadcom Corp., Class A	203,900	5,304

Intel Corp.	234,300	5,370

QUALCOMM, Inc.	107,324	7,229
		22,535

Software – 5.7%

Adobe Systems, Inc. *	142,682	7,411

CA, Inc.	161,855	4,801

FireEye, Inc. *	9,004	374

Microsoft Corp.	156,300	5,206

Oracle Corp.	260,231	8,632

Red Hat, Inc. *	58,499	2,699

Salesforce.com, Inc. *	79,640	4,134

Splunk, Inc. *	41,679	2,502

Tableau Software, Inc., Class A *	808	58

VMware, Inc., Class A *	34,667	2,805

Workday, Inc., Class A *	24,957	2,020
		40,642

Telecommunications – 5.4%

AT&T, Inc.	159,200	5,384

CenturyLink, Inc.	109,800	3,446

Cisco Systems, Inc.	398,100	9,323

Crown Castle International Corp. *	105,055	7,672

Motorola Solutions, Inc.	92,314	5,482

Verizon Communications, Inc.	113,200	5,282

Vodafone Group PLC ADR	42,500	1,495
		38,084

Transportation – 1.3%

Canadian Pacific Railway Ltd.	16,042	1,978

Kansas City Southern	14,347	1,569

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Transportation – 1.3% – continued

Union Pacific Corp.	37,810	$5,873
		9,420
Total Common Stocks
(Cost $508,445)		681,680

INVESTMENT COMPANIES – 3.6%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	25,622,153	25,622
Total Investment Companies
(Cost $25,622)		25,622

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0 .1%

U.S. Treasury Bill, 0.08%, 10/17/13 (3)	$1,080	$1,080
Total Short-Term Investments
(Cost $1,080)		1,080

Total Investments – 99.8%
(Cost $535,147)		708,382

Other Assets less Liabilities – 0.2%		1,176
NET ASSETS – 100.0%		$709,558

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,376,000 with net sales of approximately $4,754,000 during the six months ended September 30, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P 500	147	$12,306	Long	12/13	$(47)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

At September 30, 2013, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.3%
Consumer Staples	11.9
Energy	9.1
Financials	11.0
Health Care	16.7
Industrials	6.8
Information Technology	21.3
Materials	2.4
Telecommunication Services	3.4
Utilities	1.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$681,680	(1)	$–	$–	$681,680
Investment Companies	25,622		–	–	25,622
Short-Term Investments	–		1,080	–	1,080
Total Investments	$707,302		$1,080	$–	$708,382

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$(47)		$–	$–	$(47)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0%

Aerospace/Defense – 1.0%

Exelis, Inc.	41,100	$646

L-3 Communications Holdings, Inc.	42,600	4,026

Northrop Grumman Corp.	34,900	3,324

Raytheon Co.	27,500	2,119
		10,115

Agriculture – 0.7%

Archer-Daniels-Midland Co.	58,700	2,163

Lorillard, Inc.	111,600	4,997
		7,160

Airlines – 0.6%

Delta Air Lines, Inc.	196,475	4,635

SkyWest, Inc.	68,200	990
		5,625

Apparel – 0.8%

Under Armour, Inc., Class A *	105,846	8,409

Auto Manufacturers – 0.2%

Oshkosh Corp. *	42,200	2,067

Auto Parts & Equipment – 1.5%

Autoliv, Inc.	22,000	1,923

Cooper Tire & Rubber Co.	91,000	2,803

Lear Corp.	22,600	1,617

Magna International, Inc.	55,850	4,611

TRW Automotive Holdings Corp. *	54,000	3,851
		14,805

Banks – 4.9%

Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	1,443

Capital One Financial Corp.	20,200	1,389

CIT Group, Inc. *	37,550	1,831

East West Bancorp, Inc.	220,211	7,036

Fifth Third Bancorp	364,025	6,567

Huntington Bancshares, Inc.	842,900	6,962

KeyCorp	286,700	3,268

Regions Financial Corp.	926,975	8,584

Signature Bank *	76,573	7,008

State Street Corp.	25,800	1,696

Zions Bancorporation	109,300	2,997
		48,781

Biotechnology – 0.4%

Myriad Genetics, Inc. *	91,325	2,146

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Biotechnology – 0.4% – continued

United Therapeutics Corp. *	26,100	$2,058
		4,204

Chemicals – 1.6%

A. Schulman, Inc.	13,400	395

CF Industries Holdings, Inc.	6,200	1,307

Eastman Chemical Co.	55,600	4,331

Huntsman Corp.	283,850	5,850

Sigma-Aldrich Corp.	52,292	4,461
		16,344

Coal – 0.5%

Peabody Energy Corp.	287,700	4,963

Commercial Services – 2.7%

Convergys Corp.	89,700	1,682

CoStar Group, Inc. *	32,997	5,540

Leidos Holdings, Inc.	12,725	579

Manpower, Inc.	83,900	6,103

PAREXEL International Corp. *	115,880	5,821

RR Donnelley & Sons Co.	94,600	1,495

Science Applications International Corp. *	7,271	246

TeleTech Holdings, Inc. *	58,200	1,460

Towers Watson & Co., Class A	33,530	3,586
		26,512

Computers – 3.4%

Cognizant Technology Solutions Corp., Class A *	100,860	8,283

IHS, Inc., Class A *	61,426	7,014

Lexmark International, Inc., Class A	52,200	1,723

MICROS Systems, Inc. *	97,202	4,854

Seagate Technology PLC	66,100	2,891

Sykes Enterprises, Inc. *	69,800	1,250

Teradata Corp. *	85,435	4,736

Western Digital Corp.	45,200	2,866
		33,617

Distribution/Wholesale – 2.1%

Beacon Roofing Supply, Inc. *	105,442	3,888

Fastenal Co.	98,631	4,956

Ingram Micro, Inc., Class A *	55,300	1,275

LKQ Corp. *	349,722	11,142
		21,261

Diversified Financial Services – 3.8%

Affiliated Managers Group, Inc. *	41,449	7,570

Aircastle Ltd.	122,400	2,131

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Diversified Financial Services – 3.8% – continued

Ameriprise Financial, Inc.	49,700	$4,527

Discover Financial Services	97,400	4,923

Evercore Partners, Inc., Class A	28,225	1,389

IntercontinentalExchange, Inc. *	36,655	6,650

Invesco Ltd.	189,300	6,039

Nationstar Mortgage Holdings, Inc. *	87,775	4,935
		38,164

Electric – 4.5%

AES Corp.	463,225	6,156

Ameren Corp.	206,515	7,195

American Electric Power Co., Inc.	69,700	3,022

Cleco Corp.	126,750	5,683

CMS Energy Corp.	218,100	5,740

Edison International	65,000	2,994

Entergy Corp.	53,600	3,387

NRG Energy, Inc.	107,025	2,925

Portland General Electric Co.	82,100	2,318

Public Service Enterprise Group, Inc.	149,100	4,910
		44,330

Electrical Components & Equipment – 1.3%

AMETEK, Inc.	136,741	6,293

Energizer Holdings, Inc.	24,100	2,197

Generac Holdings, Inc.	98,650	4,206
		12,696

Electronics – 2.3%

Amphenol Corp., Class A	95,504	7,390

Avnet, Inc.	112,275	4,683

TE Connectivity Ltd.	35,600	1,844

Tech Data Corp. *	31,200	1,557

Trimble Navigation Ltd. *	218,048	6,478

Vishay Intertechnology, Inc. *	76,700	989
		22,941

Engineering & Construction – 1.1%

Aecom Technology Corp. *	53,800	1,682

EMCOR Group, Inc.	104,400	4,085

Engility Holdings, Inc. *	9,449	300

Tutor Perini Corp. *	90,320	1,926

URS Corp.	54,000	2,902
		10,895

Entertainment – 0.1%

International Game Technology	48,775	923

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Environmental Control – 0.7%

Stericycle, Inc. *	60,744	$7,010

Food – 2.7%

Fresh Del Monte Produce, Inc.	42,800	1,270

JM Smucker (The) Co.	57,617	6,052

Kroger (The) Co.	160,400	6,471

Safeway, Inc.	131,800	4,216

SUPERVALU, Inc. *	294,925	2,427

Tyson Foods, Inc., Class A	237,375	6,713
		27,149

Forest Products & Paper – 0.2%

Boise, Inc.	149,600	1,885

Gas – 0.8%

Atmos Energy Corp.	149,700	6,376

NiSource, Inc.	60,500	1,869
		8,245

Healthcare – Products – 3.6%

Align Technology, Inc. *	117,269	5,643

Boston Scientific Corp. *	275,975	3,240

CR Bard, Inc.	24,287	2,798

Edwards Lifesciences Corp. *	54,595	3,801

Sirona Dental Systems, Inc. *	67,747	4,534

St. Jude Medical, Inc.	96,750	5,190

Varian Medical Systems, Inc. *	98,146	7,335

Zimmer Holdings, Inc.	35,600	2,924
		35,465

Healthcare – Services – 1.3%

Aetna, Inc.	140,000	8,963

Cigna Corp.	18,000	1,384

Community Health Systems, Inc.	27,400	1,137

ICON PLC *	22,525	922

LifePoint Hospitals, Inc. *	15,000	699
		13,105

Home Builders – 0.5%

Ryland Group (The), Inc.	128,675	5,217

Home Furnishings – 1.1%

Harman International Industries, Inc.	33,800	2,239

Whirlpool Corp.	62,500	9,152

		11,391

Household Products/Wares – 0.6%

Church & Dwight Co., Inc.	95,777	5,751

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Insurance – 5.6%

Aflac, Inc.	13,700	$849

Allstate (The) Corp.	94,550	4,780

American Financial Group, Inc.	39,700	2,146

Aspen Insurance Holdings Ltd.	30,700	1,114

Assurant, Inc.	27,900	1,509

Brown & Brown, Inc.	101,148	3,247

Endurance Specialty Holdings Ltd.	23,200	1,246

Everest Re Group Ltd.	61,430	8,933

Genworth Financial, Inc., Class A *	35,900	459

Hartford Financial Services Group, Inc.	46,200	1,438

HCC Insurance Holdings, Inc.	79,525	3,485

ING US, Inc.	91,825	2,682

Lincoln National Corp.	181,500	7,621

Montpelier Re Holdings Ltd.	33,200	865

PartnerRe Ltd.	10,700	979

Principal Financial Group, Inc.	52,100	2,231

Tower Group International Ltd.	93,800	657

Unum Group	157,900	4,806

Validus Holdings Ltd.	184,150	6,810
		55,857

Internet – 0.5%

Web.com Group, Inc. *	150,675	4,873

Iron/Steel – 0.8%

Cliffs Natural Resources, Inc.	24,700	506

Gerdau S.A. ADR *	678,350	5,061

Reliance Steel & Aluminum Co.	34,000	2,491
		8,058

Leisure Time – 0.9%

Polaris Industries, Inc.	73,112	9,445

Lodging – 0.5%

MGM Resorts International *	249,425	5,098

Machinery – Construction & Mining – 0.3%

Hyster-Yale Materials Handling, Inc.	15,858	1,422

Terex Corp. *	60,025	2,017
		3,439

Machinery – Diversified – 4.1%

AGCO Corp.	144,275	8,717

Chart Industries, Inc. *	70,677	8,696

IDEX Corp.	73,178	4,775

Middleby (The) Corp. *	18,400	3,844

NACCO Industries, Inc., Class A	7,929	439

Roper Industries, Inc.	51,079	6,787

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Machinery – Diversified – 4.1% – continued

Wabtec Corp.	112,439	$7,069
		40,327

Media – 0.8%

FactSet Research Systems, Inc.	28,000	3,055

Gannett Co., Inc.	170,950	4,580
		7,635

Metal Fabrication/Hardware – 0.3%

Timken Co.	45,800	2,766

Mining – 0.3%

Barrick Gold Corp.	142,175	2,647

USEC, Inc. *	6,880	73
		2,720

Miscellaneous Manufacturing – 1.3%

Dover Corp.	59,200	5,318

Pall Corp.	57,314	4,415

Trinity Industries, Inc.	68,575	3,110
		12,843

Office/Business Equipment – 0.7%

Xerox Corp.	711,275	7,319

Oil & Gas – 6.4%

Cabot Corp.	29,200	1,247

Chesapeake Energy Corp.	238,425	6,170

Cimarex Energy Co.	41,975	4,046

Concho Resources, Inc. *	65,448	7,121

Hess Corp.	73,675	5,698

Marathon Petroleum Corp.	45,200	2,907

Murphy Oil Corp.	70,600	4,259

Murphy USA, Inc. *	17,650	713

Newfield Exploration Co. *	105,575	2,890

Oasis Petroleum, Inc. *	145,219	7,135

Range Resources Corp.	58,723	4,457

Tesoro Corp.	124,225	5,463

Valero Energy Corp.	98,300	3,357

Western Refining, Inc.	67,900	2,040

Whiting Petroleum Corp. *	95,875	5,738
		63,241

Oil & Gas Services – 1.0%

FMC Technologies, Inc. *	90,679	5,025

Oceaneering International, Inc.	45,122	3,666

Superior Energy Services, Inc. *	45,927	1,150
		9,841

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Packaging & Containers – 1.1%

Graphic Packaging Holding Co. *	670,875	$5,743

Owens-Illinois, Inc. *	172,825	5,188
		10,931

Pharmaceuticals – 3.0%

Cardinal Health, Inc.	116,975	6,100

Catamaran Corp. *	92,402	4,246

Jazz Pharmaceuticals PLC *	28,700	2,640

McKesson Corp.	6,800	873

Omnicare, Inc.	113,125	6,278

Perrigo Co.	53,883	6,648

Questcor Pharmaceuticals, Inc.	24,200	1,404

USANA Health Sciences, Inc. *	24,200	2,100
		30,289

Real Estate – 0.6%

CBRE Group, Inc., Class A *	239,275	5,534

Real Estate Investment Trusts – 5.1%

Ashford Hospitality Trust, Inc.	91,900	1,134

BioMed Realty Trust, Inc.	317,000	5,893

Brandywine Realty Trust	668,125	8,806

Capstead Mortgage Corp.	83,900	987

CBL & Associates Properties, Inc.	384,750	7,349

CommonWealth REIT	67,400	1,477

Hospitality Properties Trust	90,400	2,558

Kilroy Realty Corp.	140,150	7,000

Lexington Realty Trust	186,700	2,097

Liberty Property Trust	177,925	6,334

MFA Financial, Inc.	210,700	1,570

Omega Healthcare Investors, Inc.	85,500	2,554

PennyMac Mortgage Investment Trust	79,100	1,794

Sunstone Hotel Investors, Inc.	91,900	1,171
		50,724

Retail – 8.2%

Best Buy Co., Inc.	128,175	4,807

Chipotle Mexican Grill, Inc. *	14,955	6,411

Coach, Inc.	102,224	5,574

Copart, Inc. *	131,325	4,175

Dick’s Sporting Goods, Inc.	112,758	6,019

Dillard’s, Inc., Class A	54,400	4,259

DSW, Inc., Class A	60,148	5,132

GameStop Corp., Class A	51,200	2,542

Kohl’s Corp.	68,300	3,535

Macy’s, Inc.	72,000	3,115

O’Reilly Automotive, Inc. *	70,899	9,046

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Retail – 8.2% – continued

Panera Bread Co., Class A *	31,340	$4,968

Rite Aid Corp. *	694,475	3,306

Tractor Supply Co.	163,846	11,006

Ulta Salon Cosmetics & Fragrance, Inc. *	61,396	7,334
		81,229

Semiconductors – 2.5%

Amkor Technology, Inc. *	242,600	1,041

Lam Research Corp. *	94,475	4,836

Marvell Technology Group Ltd.	279,100	3,210

Micron Technology, Inc. *	323,325	5,649

NXP Semiconductor N.V. *	130,025	4,838

Skyworks Solutions, Inc. *	207,100	5,144
		24,718

Software – 4.7%

ANSYS, Inc. *	88,542	7,661

CA, Inc.	107,400	3,187

Cerner Corp. *	166,807	8,766

Citrix Systems, Inc. *	53,383	3,769

Fiserv, Inc. *	70,237	7,097

Intuit, Inc.	97,727	6,480

Red Hat, Inc. *	125,606	5,795

Tyler Technologies, Inc. *	45,165	3,951
		46,706

Telecommunications – 1.1%

Comtech Telecommunications Corp.	31,600	769

Corning, Inc.	108,700	1,586

Finisar Corp. *	169,800	3,843

Harris Corp.	48,100	2,852

USA Mobility, Inc.	41,200	583

Vonage Holdings Corp. *	416,700	1,308
		10,941

Textiles – 0.6%

Mohawk Industries, Inc. *	46,900	6,109

Transportation – 1.5%

Genesee & Wyoming, Inc., Class A *	54,732	5,088

JB Hunt Transport Services, Inc.	75,244	5,488

Swift Transportation Co. *	194,950	3,936
		14,512

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Trucking & Leasing – 0.1%

AMERCO	7,300	$1,344
Total Common Stocks
(Cost $739,445)		965,529

INVESTMENT COMPANIES – 3.1%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	31,148,414	31,148
Total Investment Companies
(Cost $31,148)		31,148

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT–TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.08%, 10/17/13 (3)	$995	$995
Total Short-Term Investments
(Cost $995)		995

Total Investments – 100.2%
(Cost $771,588)		997,672

Liabilities less Other Assets – (0.2)%		(1,566)
NET ASSETS – 100.0%		$996,106

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $15,970,000 with net purchases of approximately $15,178,000 during the six months ended September 30, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400	131	$16,252	Long	12/13	$48

At September 30, 2013, the industry sectors for the Multi-Manager Mid Cap Fund were :

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	15.7%
Consumer Staples	4.9
Energy	7.9
Financials	20.4
Health Care	9.9
Industrials	16.0
Information Technology	15.3
Materials	4.3
Telecommunication Services	0.2
Utilities	5.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$965,529	(1)	$ –	$ –	$965,529
Investment Companies	31,148		–	–	31,148
Short-Term Investments	–		995	–	995
Total Investments	$996,677		$995	$ –	$997,672

OTHER FINANCIAL INTRUMENTS
Assets
Futures Contracts	$48		$ –	$ –	$48

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2%

Advertising – 0.7%

Interpublic Group of (The) Cos., Inc.	18,300	$315

MDC Partners, Inc., Class A	91,574	2,562
		2,877

Aerospace/Defense – 2.0%

Alliant Techsystems, Inc.	10,000	976

Cubic Corp.	13,922	747

Curtiss-Wright Corp.	16,900	794

Embraer S.A. ADR *	9,400	305

Kaman Corp.	44,385	1,680

M/A-COM Technology Solutions Holdings, Inc. *	104,365	1,776

Teledyne Technologies, Inc. *	22,053	1,873
		8,151

Airlines – 0.3%

JetBlue Airways Corp. *	166,000	1,106

Apparel – 0.3%

Quiksilver, Inc. *	191,800	1,348

Auto Parts & Equipment – 2.8%

Dorman Products, Inc.	71,704	3,553

Gentherm, Inc. *	213,505	4,074

Meritor, Inc. *	189,600	1,490

Miller Industries, Inc.	113,792	1,932

Standard Motor Products, Inc.	11,600	373
		11,422

Banks – 4.2%

Associated Banc-Corp.	55,900	866

Bank of the Ozarks, Inc.	17,700	849

CapitalSource, Inc.	171,090	2,033

Cardinal Financial Corp.	11,700	193

Cass Information Systems, Inc.	21,498	1,147

Columbia Banking System, Inc.	35,110	867

Community Bank System, Inc.	20,450	698

First Financial Holdings, Inc.	5,111	282

First Horizon National Corp.	228,685	2,513

First Interstate Bancsystem, Inc.	5,937	143

Fulton Financial Corp.	54,725	639

Hancock Holding Co.	35,000	1,098

Iberiabank Corp.	18,500	960

Synovus Financial Corp.	297,400	981

Trustmark Corp.	24,200	620

Webster Financial Corp.	54,700	1,397

Westamerica Bancorporation	18,832	937

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Banks – 4.2% – continued

Wintrust Financial Corp.	24,609	$1,011
		17,234

Building Materials – 0.6%

Masonite International Corp. *	47,900	2,344

Chemicals – 0.7%

Innophos Holdings, Inc.	19,120	1,009

Innospec, Inc.	24,915	1,162

Sensient Technologies Corp.	13,650	654
		2,825

Commercial Services – 12.9%

Advisory Board (The) Co. *	61,490	3,657

Avis Budget Group, Inc. *	87,600	2,526

Brink’s (The) Co.	37,034	1,048

CBIZ, Inc. *	156,187	1,162

Chemed Corp.	27,460	1,963

Convergys Corp.	88,160	1,653

CoStar Group, Inc. *	43,290	7,268

DeVry, Inc.	12,100	370

ExlService Holdings, Inc. *	58,015	1,652

Global Cash Access Holdings, Inc. *	70,502	551

Grand Canyon Education, Inc. *	71,587	2,884

Heidrick & Struggles International, Inc.	23,900	456

Hudson Global, Inc. *	386,955	1,254

K12, Inc. *	46,545	1,437

KAR Auction Services, Inc.	74,807	2,110

Korn/Ferry International *	18,300	392

Manpowergroup, Inc.	12,900	938

MAXIMUS, Inc.	122,260	5,507

Monro Muffler Brake, Inc.	61,270	2,848

PHH Corp. *	102,600	2,436

Rent-A-Center, Inc.	82,100	3,128

Ritchie Bros. Auctioneers, Inc.	79,257	1,599

Rollins, Inc.	83,215	2,206

Valassis Communications, Inc.	118,100	3,411
		52,456

Computers – 2.3%

CIBER, Inc. *	21,100	70

j2 Global, Inc.	44,510	2,204

LivePerson, Inc. *	75,060	709

Qualys, Inc. *	41,520	888

Stratasys Ltd. *	25,599	2,592

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Computers – 2.3% – continued

Syntel, Inc.	38,370	$3,073
		9,536

Distribution/Wholesale – 3.6%

Beacon Roofing Supply, Inc. *	50,375	1,857

LKQ Corp. *	233,155	7,428

MWI Veterinary Supply, Inc. *	32,400	4,839

Owens & Minor, Inc.	21,494	744
		14,868

Diversified Financial Services – 3.2%

BGC Partners, Inc., Class A	90,300	510

Ellie Mae, Inc. *	82,495	2,641

Financial Engines, Inc.	32,670	1,942

FXCM, Inc., Class A	30,600	604

Greenhill & Co., Inc.	16,900	843

Nelnet, Inc., Class A	24,108	927

Portfolio Recovery Associates, Inc. *	51,209	3,070

Regional Management Corp. *	13,900	442

WageWorks, Inc. *	40,620	2,049
		13,028

Electric – 1.5%

El Paso Electric Co.	21,300	712

Great Plains Energy, Inc.	91,500	2,031

NRG Energy, Inc.	63,123	1,725

Portland General Electric Co.	35,800	1,011

UNS Energy Corp.	17,700	825
		6,304

Electrical Components & Equipment – 0.5%

Belden, Inc.	13,390	858

PowerSecure International, Inc. *	85,170	1,367
		2,225

Electronics – 1.2%

Brady Corp., Class A	25,800	787

Gentex Corp.	59,843	1,532

National Instruments Corp.	80,284	2,483
		4,802

Engineering & Construction – 0.3%

McDermott International, Inc. *	55,600	413

Tutor Perini Corp. *	39,100	834
		1,247

Entertainment – 0.5%

Cinemark Holdings, Inc.	17,600	559

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Entertainment – 0.5% – continued

Lakes Entertainment, Inc. *	47,000	$194

Six Flags Entertainment Corp.	41,512	1,403
		2,156

Environmental Control – 0.6%

Advanced Emissions Solutions, Inc. *	52,880	2,259

Food – 1.5%

Calavo Growers, Inc.	24,220	732

Fresh Market (The), Inc. *	57,035	2,698

Pinnacle Foods, Inc.	11,700	310

United Natural Foods, Inc. *	33,889	2,278
		6,018

Forest Products & Paper – 0.4%

Schweitzer-Mauduit International, Inc.	25,750	1,559

Healthcare – Products – 2.3%

Abaxis, Inc.	29,470	1,241

Cepheid, Inc. *	60,107	2,347

Globus Medical, Inc., Class A *	43,520	760

Hanger, Inc. *	17,300	584

MiMedx Group, Inc. *	197,936	825

Techne Corp.	17,680	1,416

Trinity Biotech PLC ADR	14,400	313

West Pharmaceutical Services, Inc.	43,800	1,802
		9,288

Healthcare – Services – 4.0%

Bio-Reference Labs, Inc. *	134,585	4,022

ICON PLC *	65,780	2,692

IPC The Hospitalist Co., Inc. *	74,345	3,792

LifePoint Hospitals, Inc. *	42,800	1,996

MEDNAX, Inc. *	20,385	2,047

WellCare Health Plans, Inc. *	25,500	1,778
		16,327

Home Builders – 0.2%

Thor Industries, Inc.	11,250	653

Household Products/Wares – 0.2%

Helen of Troy Ltd. *	13,830	611

Housewares – 0.2%

Libbey, Inc. *	27,400	652

Insurance – 3.9%

American Equity Investment Life Holding Co.	42,177	895

Argo Group International Holdings Ltd.	40,890	1,753

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Insurance – 3.9% – continued

Aspen Insurance Holdings Ltd.	24,600	$893

CNO Financial Group, Inc.	106,800	1,538

Endurance Specialty Holdings Ltd.	42,500	2,283

Global Indemnity PLC *	73,823	1,879

Horace Mann Educators Corp.	63,100	1,791

Montpelier Re Holdings Ltd.	30,250	788

National Western Life Insurance Co., Class A	1,300	262

Primerica, Inc.	22,950	926

StanCorp Financial Group, Inc.	16,896	930

Symetra Financial Corp.	112,410	2,003
		15,941

Internet – 5.3%

Boingo Wireless, Inc. *	46,110	323

comScore, Inc. *	121,442	3,518

Dealertrack Technologies, Inc. *	158,580	6,794

IAC/InterActiveCorp	34,230	1,871

Liquidity Services, Inc. *	28,500	956

RetailMeNot, Inc. *	43,108	1,533

Shutterfly, Inc. *	57,715	3,225

SPS Commerce, Inc. *	31,378	2,100

ValueClick, Inc. *	61,425	1,281
		21,601

Investment Companies – 0.2%

Hercules Technology Growth Capital, Inc.	58,247	888

Machinery – Diversified – 0.2%

Toro (The) Co.	17,388	945

Media – 0.2%

LIN Media LLC, Class A *	38,100	773

Metal Fabrication/Hardware – 0.1%

CIRCOR International, Inc.	9,700	603

Mining – 0.9%

Compass Minerals International, Inc.	15,623	1,191

Horsehead Holding Corp. *	95,900	1,195

Kaiser Aluminum Corp.	7,800	556

Noranda Aluminum Holding Corp.	244,700	602

US Antimony Corp. *	193,000	268
		3,812

Miscellaneous Manufacturing – 1.3%

Actuant Corp., Class A	32,200	1,251

Proto Labs, Inc. *	55,080	4,207
		5,458

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Oil & Gas – 1.4%

Bonanza Creek Energy, Inc. *	24,630	$1,189

Cobalt International Energy, Inc. *	27,200	676

Comstock Resources, Inc.	43,050	685

Energy XXI Bermuda Ltd.	32,200	972

Stone Energy Corp. *	3,900	127

Triangle Petroleum Corp. *	88,300	867

Western Refining, Inc.	37,050	1,113
		5,629

Oil & Gas Services – 1.0%

Dril-Quip, Inc. *	36,360	4,172

Packaging & Containers – 0.5%

Silgan Holdings, Inc.	42,502	1,998

Pharmaceuticals – 3.4%

Akorn, Inc. *	140,060	2,756

Catamaran Corp. *	58,220	2,675

Neogen Corp. *	31,156	1,892

PharMerica Corp. *	81,500	1,082

Questcor Pharmaceuticals, Inc.	71,860	4,168

Taro Pharmaceutical Industries Ltd. *	16,800	1,277
		13,850

Real Estate – 0.4%

Howard Hughes (The) Corp. *	14,330	1,610

Real Estate Investment Trusts – 2.0%

Brandywine Realty Trust	60,030	791

CubeSmart	39,500	705

DuPont Fabros Technology, Inc.	35,770	922

EPR Properties	11,840	577

Geo Group (The), Inc.	35,300	1,174

Government Properties Income Trust	27,318	654

Granite Real Estate Investment Trust	19,900	709

Hatteras Financial Corp.	35,518	664

Medical Properties Trust, Inc.	98,100	1,194

Starwood Property Trust, Inc.	34,330	823
		8,213

Retail – 6.6%

Big Lots, Inc. *	33,100	1,228

BJ’s Restaurants, Inc. *	6,940	199

Bob Evans Farms, Inc.	37,128	2,126

Brown Shoe Co., Inc.	47,150	1,107

Buffalo Wild Wings, Inc. *	28,670	3,189

Casey’s General Stores, Inc.	8,050	592

Cash America International, Inc.	57,701	2,613

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Retail – 6.6% – continued

Cato (The) Corp., Class A	21,300	$596

CEC Entertainment, Inc.	15,300	702

Cheesecake Factory (The), Inc.	38,800	1,705

Finish Line (The), Inc., Class A	39,063	971

Five Below, Inc. *	17,430	763

Hibbett Sports, Inc. *	30,310	1,702

Ruby Tuesday, Inc. *	81,400	610

Rush Enterprises, Inc., Class A *	75,900	2,012

Sonic Automotive, Inc., Class A	55,100	1,311

Stage Stores, Inc.	39,045	750

Texas Roadhouse, Inc.	38,650	1,016

Tilly’s, Inc., Class A *	111,842	1,623

World Fuel Services Corp.	27,030	1,008

Zumiez, Inc. *	35,270	971

		26,794

Savings & Loans – 0.1%

First Niagara Financial Group, Inc.	41,500	430

Semiconductors – 2.6%

Cabot Microelectronics Corp. *	34,838	1,342

Cavium, Inc. *	31,350	1,292

Cypress Semiconductor Corp. *	49,832	465

Intersil Corp., Class A	79,448	892

ON Semiconductor Corp. *	177,400	1,295

Power Integrations, Inc.	26,975	1,461

QLogic Corp. *	78,200	856

Semtech Corp. *	60,065	1,801

Skyworks Solutions, Inc. *	42,120	1,046

		10,450

Shipbuilding – 0.9%

Huntington Ingalls Industries, Inc.	51,364	3,462

Software – 8.9%

ACI Worldwide, Inc. *	34,560	1,868

ANSYS, Inc. *	28,500	2,466

Aspen Technology, Inc. *	94,305	3,258

athenahealth, Inc. *	18,571	2,016

Bottomline Technologies de, Inc. *	55,570	1,549

Broadridge Financial Solutions, Inc.	19,110	607

Concur Technologies, Inc. *	17,902	1,978

Digi International, Inc. *	77,555	776

Ebix, Inc.	41,699	415

Envestnet, Inc. *	47,294	1,466

EPAM Systems, Inc. *	112,480	3,881

Greenway Medical Technologies *	67,995	1,404

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Software – 8.9% – continued

InnerWorkings, Inc. *	74,890	$735

Omnicell, Inc. *	12,150	288

Pegasystems, Inc.	21,515	857

Progress Software Corp. *	35,070	908

RealPage, Inc. *	86,870	2,012

SciQuest, Inc. *	48,500	1,089

Tangoe, Inc. *	132,950	3,172

Ultimate Software Group (The), Inc. *	30,815	4,542

Verint Systems, Inc. *	28,606	1,060

		36,347

Storage/Warehousing – 0.4%

Mobile Mini, Inc. *	51,590	1,757

Telecommunications – 3.6%

8x8, Inc. *	310,920	3,131

ARRIS Group, Inc. *	151,800	2,590

Aruba Networks, Inc. *	90,770	1,511

Comverse, Inc. *	30,830	985

InterDigital, Inc.	30,800	1,150

Loral Space & Communications, Inc.	35,425	2,399

NICE Systems Ltd. ADR	29,400	1,216

Plantronics, Inc.	20,550	946

Premiere Global Services, Inc. *	27,200	271

Symmetricom, Inc. *	65,400	315

		14,514

Transportation – 4.3%

Atlas Air Worldwide Holdings, Inc. *	30,800	1,420

Bristow Group, Inc.	11,650	848

Con-way, Inc.	92,800	3,999

Echo Global Logistics, Inc. *	142,569	2,985

Forward Air Corp.	19,140	772

Gulfmark Offshore, Inc., Class A	16,900	860

Matson, Inc.	41,100	1,078

Roadrunner Transportation Systems, Inc. *	147,618	4,169

Tidewater, Inc.	21,508	1,275

		17,406
Total Common Stocks
(Cost $280,842)		387,949

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
MASTER LIMITED PARTNERSHIPS – 0.1%

Diversified Financial Services – 0.1%

Ellington Financial LLC	20,190	$454
Total Master Limited Partnerships
(Cost $455)		454

INVESTMENT COMPANIES – 4.7%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	19,062,843	19,063
Total Investment Companies
(Cost $19,063)		19,063

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT–TERM INVESTMENTS – 0 .1%

U.S. Treasury Bill, 0.08%, 10/17/13 (3)	$585	$585
Total Short-Term Investments
(Cost $585)		585

Total Investments – 100.1%
(Cost $300,945)		408,051

Liabilities less Other Assets – (0.1)%		(443)
NET ASSETS – 100.0%		$407,608

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,992,000 with net sales of approximately $4,929,000 during the six months ended September 30, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	67	$7,178	Long	12/13	$55

At September 30, 2013, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.5%
Consumer Staples	1.7
Energy	3.6
Financials	14.7
Health Care	13.1
Industrials	16.6
Information Technology	26.4
Materials	3.8
Telecommunication Services	1.0
Utilities	1.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$387,949	(1)	$ –	$–	$387,949
Master Limited Partnerships	454		–	–	454
Investment Companies	19,063		–	–	19,063
Short-Term Investments	–		585	–	585
Total Investments	$407,466		$585	$–	$408,051

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$55		$ –	$–	$55

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.5%

Auto Floor Plan – 0.1%

DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.11%, 3/15/16 (1)	$500	$499

Commercial Mortgage-Backed Securities – 0.4%

GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.99%, 8/10/45	2,730	2,669

Other – 0.2%

Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.10%, 5/25/35	225	218

First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 0.33%, 7/25/36	367	334

Fremont Home Loan Trust, Series 2006-D, Class 2A3, 0.33%, 11/25/36	1,258	523

Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C, 9.31%, 7/20/28 (1)(2)	439	474
		1,549

Whole Loan – 1.8%

Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.50%, 12/25/33	383	389

Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.75%, 11/25/35	317	318

Banc of America Mortgage Trust, Series 2005-A, Class 2A1, 2.94%, 2/25/35	84	82

Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.00%, 8/25/36	196	199

CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.00%, 7/25/36	169	149

Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.00%, 12/25/34	731	705

Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.39%, 5/25/35	609	492

Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.25%, 7/25/36	514	342

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.5% – continued

Whole Loan – 1.8% – continued

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A3, 2.69%, 4/25/35	$1,266	$878

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-13, Class A3, 5.50%, 6/25/35	323	318

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A3, 0.52%, 3/25/35	552	359

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-20, Class 1A35, 6.00%, 2/25/37	487	428

GMACM Mortgage Loan Trust, Series 2003-J7, Class A7, 5.00%, 11/25/33	98	99

GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1, 3.41%, 7/19/35	609	552

GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.72%, 12/25/34	435	430

GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.71%, 7/25/35	225	204

GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.66%, 9/25/35	600	584

GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.00%, 9/25/36	284	239

IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.50%, 7/25/45	591	516

JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.64%, 3/25/36	187	155

JP Morgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.00%, 1/25/36	482	420

MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.68%, 3/25/35	522	423

MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class l2A1, 0.34%, 1/25/47	825	594

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.5% – continued

Whole Loan – 1.8% – continued

New York Mortgage Trust, Series 2006-1, Class 2A2, 2.84%, 5/25/36	$237	$204

RALI Trust, Series 2006-QS6, Class 1A16, 6.00%, 6/25/36	681	530

Residential Asset Securitization Trust, Series 2006-A2, Class A11, 6.00%, 1/25/46	548	415

RFMSI Trust, Series 2006-S1, Class 1A3, 5.75%, 1/25/36	517	521

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.49%, 7/25/35	522	429

WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 2A, 2.45%, 9/25/46	506	471

WaMu Mortgage Pass-Through Certificates, Series 2006-AR19, Class 2A, 2.20%, 1/25/47	638	564

WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A, 0.91%, 4/25/47	229	204

Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.11%, 8/25/46	846	527
		12,740
Total Asset-Backed Securities
(Cost $16,294)		17,457

CONVERTIBLE BONDS – 3.6%

Apparel – 0.3%

Iconix Brand Group, Inc., 2.50%, 6/1/16	1,395	1,716

Auto Manufacturers – 0.7%

Ford Motor Co., 4.25%, 11/15/16	2,465	4,908

Biotechnology – 0.1%

Gilead Sciences, Inc., 1.63%, 5/1/16	150	417

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 3.6% – continued

Coal – 0.2%

Peabody Energy Corp., 4.75%, 12/15/41	$1,350	$1,065

Computers – 0.0%

SanDisk Corp., 1.50%, 8/15/17	220	291

Healthcare - Products – 0.0%

Hologic, Inc., 2.00%, 12/15/37	25	28

Home Builders – 0.8%

KB Home, 1.38%, 2/1/19	570	579

Lennar Corp., 2.00%, 12/1/20 (1)	105	136
2.75%, 12/15/20 (1)	425	723
3.25%, 11/15/21 (1)(2)	1,165	1,938

Ryland Group (The), Inc., 1.63%, 5/15/18	675	983

Standard Pacific Corp., 1.25%, 8/1/32	1,105	1,364
		5,723

Iron/Steel – 0.1%

Steel Dynamics, Inc., 5.13%, 6/15/14	320	352

United States Steel Corp., 2.75%, 4/1/19	400	441
		793

Miscellaneous Manufacturing – 0.4%

Trinity Industries, Inc., 3.88%, 6/1/36	2,210	2,702

Oil & Gas – 0.2%

Chesapeake Energy Corp., 2.50%, 5/15/37	630	621

Cobalt International Energy, Inc., 2.63%, 12/1/19	515	545
		1,166

Oil & Gas Services – 0.1%

Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	510	660

Pharmaceuticals – 0.1%

Mylan, Inc., 3.75%, 9/15/15	260	755

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 3.6% – continued

Real Estate Investment Trusts – 0.2%

iStar Financial, Inc., 3.00%, 11/15/16	$585	$730

Redwood Trust, Inc., 4.63%, 4/15/18	395	417
		1,147

Semiconductors – 0.3%

Micron Technology, Inc., 2.38%, 5/1/32	1,075	2,056

Xilinx, Inc., 2.63%, 6/15/17	35	57
		2,113

Telecommunications – 0.1%

Axtel S.A.B. de C.V., 7.00%, 1/31/20 (1)(3)	824	65

Ciena Corp., 3.75%, 10/15/18 (1)	240	354

Level 3 Communications, Inc., 7.00%, 3/15/15	485	586
		1,005
Total Convertible Bonds
(Cost $17,925)		24,489

CORPORATE BONDS – 71.9%

Advertising – 0.4%

Visant Corp., 10.00%, 10/1/17	2,880	2,678

Aerospace/Defense – 0.6%

Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (1)	2,400	2,207
6.25%, 1/15/40 (1)	1,400	1,169

TransDigm, Inc., 7.75%, 12/15/18	850	905
		4,281

Agriculture – 0.4%

North Atlantic Trading Co., 11.50%, 7/15/16 (1)	2,530	2,713

Airlines – 0.6%

American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 1/15/23 (1)	1,580	1,588

Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18	415	422

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Airlines – 0.6% – continued

Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.90%, 4/19/22	$107	$110

UAL Pass Through Trust, Series 2009-2A, 9.75%, 1/15/17	372	423

United Airlines, Inc., 6.75%, 9/15/15 (1)	555	572

US Airways Pass Through Trust, Series 2012-1B, 8.00%, 10/1/19	879	959
		4,074

Apparel – 0.4%

Jones Group (The), Inc., 6.13%, 11/15/34	3,485	2,701

Auto Manufacturers – 0.5%

Ford Motor Co., 9.98%, 2/15/47	590	810

General Motors Co., 4.88%, 10/2/23 (1)(2)	885	865
6.25%, 10/2/43 (1)(2)	310	305

Navistar International Corp., 8.25%, 11/1/21	1,165	1,180
		3,160

Auto Parts & Equipment – 0.2%

Goodyear Tire & Rubber (The) Co., 6.50%, 3/1/21	1,350	1,374

Banks – 1.9%

Ally Financial, Inc., 6.75%, 12/1/14	1,000	1,050
5.50%, 2/15/17	295	310
6.25%, 12/1/17	1,470	1,572
8.00%, 3/15/20	1,770	2,036

CIT Group, Inc., 5.00%, 5/15/17	1,900	1,997
5.25%, 3/15/18	805	843
6.63%, 4/1/18 (1)	2,055	2,261
5.50%, 2/15/19 (1)	1,225	1,286
5.00%, 8/15/22	75	73
5.00%, 8/1/23	80	77

Morgan Stanley, 8.00%, 5/9/17 (4)	1,300	1,342

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Banks – 1.9% – continued

Provident Funding Associates L.P./PFG Finance Corp., 6.75%, 6/15/21 (1)	$510	$513
		13,360

Beverages – 0.1%

Crestview DS Merger Sub II, Inc., 10.00%, 9/1/21 (1)(2)	690	711

Building Materials – 0.6%

Associated Materials LLC/AMH New Finance, Inc., 9.13%, 11/1/17 (1)	235	250

Builders FirstSource, Inc., 7.63%, 6/1/21 (1)	730	730

CPG Merger Sub LLC, 8.00%, 10/1/21 (1)(2)	345	350

Masco Corp., 6.13%, 10/3/16	340	376

USG Corp., 9.75%, 1/15/18	1,550	1,794
8.38%, 10/15/18 (1)	870	944
		4,444

Chemicals – 2.1%

Chemtura Corp., 5.75%, 7/15/21	725	723

Hercules, Inc., 6.50%, 6/30/29	1,960	1,744

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	30	29

Huntsman International LLC, 8.63%, 3/15/20	370	407
4.88%, 11/15/20	200	190
8.63%, 3/15/21	1,545	1,715

Momentive Performance Materials, Inc., 8.88%, 10/15/20	380	399
9.00%, 1/15/21	3,663	3,132

PQ Corp., 8.75%, 5/1/18 (1)(2)	2,585	2,753

Reichhold Industries, Inc., 9.00%, 5/8/17 (1)(2)(5)	738	569

Tronox Finance LLC, 6.38%, 8/15/20	2,765	2,737

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Chemicals – 2.1% – continued

US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.38%, 5/1/21 (1)	$405	$423
		14,821

Coal – 3.3%

Alpha Natural Resources, Inc., 9.75%, 4/15/18	680	690
6.00%, 6/1/19	553	462
6.25%, 6/1/21	615	504

Arch Coal, Inc., 8.75%, 8/1/16	185	185
9.88%, 6/15/19 (1)(2)	550	490
7.25%, 10/1/20	458	346
7.25%, 6/15/21	615	464

Foresight Energy LLC/Foresight Energy Corp., 7.88%, 8/15/21 (1)(2)	10,250	10,250

Murray Energy Corp., 8.63%, 6/15/21 (1)	190	190

Peabody Energy Corp., 6.00%, 11/15/18	2,120	2,115
6.25%, 11/15/21	7,040	6,829

Walter Energy, Inc., 9.50%, 10/15/19 (1)(2)	270	279
8.50%, 4/15/21 (1)	275	230
		23,034

Commercial Services – 2.6%

ADT (The) Corp., 6.25%, 10/15/21 (1)(2)	490	497

American Residential Services LLC/ARS Finance, Inc., 12.00%, 4/15/15 (1)(2)	725	732

Ceridian Corp., 12.25%, 11/15/15 (5)	356	360
8.88%, 7/15/19 (1)	580	664

Envision Healthcare Corp., 8.13%, 6/1/19 (1)	920	994

Hertz (The) Corp., 5.88%, 10/15/20	495	510

Iron Mountain, Inc., 8.38%, 8/15/21	299	321
5.75%, 8/15/24	720	648

Jaguar Holding Co. I, 9.38%, 10/15/17 (1)(5)	370	391

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Commercial Services – 2.6% – continued

Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19 (1)	$965	$1,084

Knowledge Universe Education LLC, 7.75%, 2/1/15 (1)	510	495

RR Donnelley & Sons Co., 7.25%, 5/15/18	28	31
8.25%, 3/15/19	3,070	3,408
7.63%, 6/15/20	1,130	1,204
7.88%, 3/15/21	905	971
7.00%, 2/15/22	855	859

ServiceMaster Co., 8.00%, 2/15/20	1,280	1,267
7.00%, 8/15/20	1,330	1,257
7.45%, 8/15/27	1,535	1,228

United Rentals North America, Inc., 8.38%, 9/15/20	240	266
8.25%, 2/1/21	620	688
		17,875

Computers – 0.3%

SunGard Data Systems, Inc., 7.38%, 11/15/18	260	276
6.63%, 11/1/19	1,325	1,351
7.63%, 11/15/20	260	278
		1,905

Cosmetics/Personal Care – 0.3%

First Quality Finance Co., Inc., 4.63%, 5/15/21 (1)	2,180	1,978

Distribution/Wholesale – 1.0%

HD Supply, Inc., 7.50%, 7/15/20 (1)	175	181

VWR Funding, Inc., 7.25%, 9/15/17	6,485	6,842
		7,023

Diversified Financial Services – 2.3%

General Motors Financial Co., Inc., 4.75%, 8/15/17 (1)	855	885
3.25%, 5/15/18 (1)(2)	335	326

International Lease Finance Corp., 8.63%, 9/15/15	650	717
8.75%, 3/15/17	2,480	2,846
8.88%, 9/1/17	1,765	2,043

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Diversified Financial Services – 2.3% – continued
3.88%, 4/15/18	$385	$372
5.88%, 4/1/19	1,005	1,046
6.25%, 5/15/19	475	499

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.38%, 10/1/17	975	1,020

MPH Intermediate Holding Co. 2, 8.38%, 8/1/18 (1)(2)(5)	695	712

SLM Corp., 5.50%, 1/15/19	790	782
5.50%, 1/25/23	2,230	2,042

Springleaf Finance Corp., 6.50%, 9/15/17	300	309
6.90%, 12/15/17	445	465
7.75%, 10/1/21 (1)(2)	1,105	1,146
8.25%, 10/1/23 (1)(2)	440	458

Stearns Holdings, Inc., 9.38%, 8/15/20 (1)(2)	282	288
		15,956

Electric – 1.7%

AES Corp., 4.88%, 5/15/23	1,100	1,028

Calpine Corp., 7.88%, 7/31/20 (1)	1,389	1,497

CMS Energy Corp., 6.55%, 7/17/17	530	612

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	2,635	2,777

IPALCO Enterprises, Inc., 7.25%, 4/1/16 (1)	515	566
5.00%, 5/1/18	265	275

NRG Energy, Inc., 7.63%, 1/15/18	2,030	2,248
7.63%, 5/15/19	395	417
7.88%, 5/15/21	1,830	1,958
		11,378

Entertainment – 1.5%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 8/1/18	640	701
5.25%, 3/15/21 (1)	805	769

Graton Economic Development Authority, 9.63%, 9/1/19 (1)	1,680	1,848

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Entertainment – 1.5% – continued

Mohegan Tribal Gaming Authority, 11.00%, 9/15/18 (1)	$1,630	$1,614
9.75%, 9/1/21 (1)(2)	975	1,019

Peninsula Gaming LLC/Peninsula Gaming Corp., 8.38%, 2/15/18 (1)	1,040	1,123

Pinnacle Entertainment, Inc., 7.50%, 4/15/21	800	870
7.75%, 4/1/22	795	837

PNK Finance Corp., 6.38%, 8/1/21 (1)(2)	940	959

Seminole Indian Tribe of Florida, Inc., 7.75%, 10/1/17 (1)	575	610

WMG Acquisition Corp., 6.00%, 1/15/21 (1)	307	318
		10,668

Food – 0.5%

KeHE Distributors LLC/KeHE Finance Corp., 7.63%, 8/15/21 (1)(2)	1,145	1,162

SUPERVALU, Inc., 6.75%, 6/1/21 (1)	1,950	1,852

US Foods, Inc., 8.50%, 6/30/19	272	287
		3,301

Hand/Machine Tools – 1.0%

Victor Technologies Group, Inc., 9.00%, 12/15/17	6,390	6,885

Healthcare - Products – 1.8%

Biomet, Inc., 6.50%, 8/1/20	8,289	8,558

DJO Finance LLC/DJO Finance Corp., 7.75%, 4/15/18	180	178
9.88%, 4/15/18	240	255

Hologic, Inc., 6.25%, 8/1/20	405	422

Physio-Control International, Inc., 9.88%, 1/15/19 (1)	2,532	2,836
		12,249

Healthcare - Services – 4.9%

Acadia Healthcare Co., Inc., 6.13%, 3/15/21 (1)	3,200	3,232

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Healthcare - Services – 4.9% – continued

Amsurg Corp., 5.63%, 11/30/20	$693	$693

Community Health Systems, Inc., 5.13%, 8/15/18	805	819
8.00%, 11/15/19	385	404

DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,035	1,023

Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (1)	595	620

Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (1)	835	916

HCA Holdings, Inc., 6.25%, 2/15/21	440	447

HCA, Inc., 7.50%, 12/15/23	260	265
8.36%, 4/15/24	680	731
7.69%, 6/15/25	1,310	1,341
7.58%, 9/15/25	240	244
7.05%, 12/1/27	70	67
7.50%, 11/6/33	1,940	1,925
7.75%, 7/15/36	420	412

IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	1,910	1,982

Radiation Therapy Services, Inc., 8.88%, 1/15/17	5,310	5,270

ResCare, Inc., 10.75%, 1/15/19	1,360	1,520

Symbion, Inc., 8.00%, 6/15/16	500	528

Tenet Healthcare Corp., 6.25%, 11/1/18	870	929
6.75%, 2/1/20	655	653
6.00%, 10/1/20 (1)(2)	1,430	1,462
4.50%, 4/1/21	615	577
4.38%, 10/1/21 (1)	385	355
8.13%, 4/1/22 (1)(2)	1,870	1,952
6.88%, 11/15/31	1,725	1,462

United Surgical Partners International, Inc., 9.00%, 4/1/20	3,925	4,308
		34,137

Holding Companies - Diversified – 1.4%

Harbinger Group, Inc., 7.88%, 7/15/19 (1)	9,230	9,553

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Home Builders – 1.6%

D.R. Horton, Inc., 5.75%, 8/15/23	$885	$892

K Hovnanian Enterprises, Inc., 5.00%, 11/1/21	1,520	1,338

KB Home, 8.00%, 3/15/20	945	1,021
7.50%, 9/15/22	595	619

Lennar Corp., 4.75%, 12/15/17	965	991
4.75%, 11/15/22	3,105	2,857

PulteGroup, Inc., 7.88%, 6/15/32	2,545	2,570
6.38%, 5/15/33	390	348
6.00%, 2/15/35	290	249

Standard Pacific Corp., 8.38%, 1/15/21	240	270

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (1)(2)	115	107
		11,262

Household Products/Wares – 1.2%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.50%, 5/15/18	925	967
9.00%, 4/15/19	210	220
7.88%, 8/15/19	405	445
9.88%, 8/15/19	3,375	3,662
5.75%, 10/15/20	525	527
8.25%, 2/15/21	415	418

Spectrum Brands Escrow Corp., 6.63%, 11/15/22 (1)	2,150	2,231
		8,470

Internet – 2.4%

Ancestry.com, Inc., 11.00%, 12/15/20	6,020	6,863

CyrusOne L.P./CyrusOne Finance Corp., 6.38%, 11/15/22	3,998	3,968

Equinix, Inc., 5.38%, 4/1/23	530	501

GXS Worldwide, Inc., 9.75%, 6/15/15	5,020	5,158
		16,490

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Iron/Steel – 1.4%

Edgen Murray Corp., 8.75%, 11/1/20 (1)	$2,680	$2,720

Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	5,240	5,423

United States Steel Corp., 6.65%, 6/1/37	1,514	1,238
		9,381

Lodging – 2.3%

Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	9,500	9,642

CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 1/15/16	535	560

Felcor Lodging L.P., 5.63%, 3/1/23	1,060	990

MGM Resorts International, 7.63%, 1/15/17	520	581
6.75%, 10/1/20	1,000	1,050
7.75%, 3/15/22	1,135	1,230

Station Casinos LLC, 7.50%, 3/1/21	1,700	1,798

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	266	299
		16,150

Machinery - Construction & Mining – 0.1%

Terex Corp., 6.50%, 4/1/20	395	415
6.00%, 5/15/21	455	460
		875

Machinery - Diversified – 0.5%

Case New Holland, Inc., 7.88%, 12/1/17	1,400	1,628

Cleaver-Brooks, Inc., 8.75%, 12/15/19 (1)	740	799

Manitowoc (The) Co., Inc., 8.50%, 11/1/20	625	695
		3,122

Media – 6.5%

AMC Networks, Inc., 7.75%, 7/15/21	548	610
4.75%, 12/15/22	255	238

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Media – 6.5% – continued

CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$1,060	$1,122
8.13%, 4/30/20	250	272
5.25%, 3/15/21 (1)	275	264
5.13%, 2/15/23	263	241

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (1)	1,535	1,566
5.13%, 12/15/21 (1)	1,425	1,343

Clear Channel Communications, Inc., 5.50%, 9/15/14	1,855	1,823
4.90%, 5/15/15	650	609
9.00%, 12/15/19	580	568
11.25%, 3/1/21	1,647	1,701

Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20	3,040	3,116
7.63%, 3/15/20	850	878
6.50%, 11/15/22	2,855	2,898
6.50%, 11/15/22	1,940	1,979

CSC Holdings LLC, 7.63%, 7/15/18	435	498

Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,350	1,401

DISH DBS Corp., 4.25%, 4/1/18	2,045	2,048
5.13%, 5/1/20	2,855	2,826
6.75%, 6/1/21	800	841
5.88%, 7/15/22	1,520	1,497

Gannett Co., Inc., 9.38%, 11/15/17	135	142
7.13%, 9/1/18	1,525	1,632
5.13%, 10/15/19 (1)(2)	1,120	1,112
5.13%, 7/15/20 (1)(2)	800	784

RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (1)(2)	7,580	7,390

Sirius XM Radio, Inc., 4.25%, 5/15/20 (1)	1,640	1,533
5.88%, 10/1/20 (1)(2)	2,280	2,300
5.75%, 8/1/21 (1)(2)	125	124

Univision Communications, Inc., 6.88%, 5/15/19 (1)	1,125	1,204
		44,560

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Metal Fabrication/Hardware – 0.4%

Shale-Inland Holdings LLC/Shale-Inland Finance Corp., 8.75%, 11/15/19 (1)	$3,070	$3,009

Mining – 0.8%

Alcoa, Inc., 5.90%, 2/1/27	780	754
6.75%, 1/15/28	165	167

Century Aluminum Co., 7.50%, 6/1/21 (1)	5,000	4,625
		5,546

Office/Business Equipment – 0.8%

CDW LLC/CDW Finance Corp., 8.00%, 12/15/18	4,887	5,363

Oil & Gas – 5.1%

BreitBurn Energy Partners L.P./BreitBurn Finance Corp., 8.63%, 10/15/20	490	517
7.88%, 4/15/22	570	569

Chesapeake Energy Corp., 6.50%, 8/15/17	1,015	1,119
6.63%, 8/15/20	705	758
5.75%, 3/15/23	95	95

Cimarex Energy Co., 5.88%, 5/1/22	485	490

Concho Resources, Inc., 5.50%, 4/1/23	1,126	1,112

Denbury Resources, Inc., 8.25%, 2/15/20	395	434

EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/1/20	1,748	1,966

EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	190	206

EXCO Resources, Inc., 7.50%, 9/15/18	2,400	2,286

Forest Oil Corp., 7.25%, 6/15/19	1,945	1,945

Halcon Resources Corp., 9.75%, 7/15/20	1,000	1,057
9.25%, 2/15/22 (1)(2)	10	10

Hercules Offshore, Inc., 10.25%, 4/1/19 (1)	925	1,036
8.75%, 7/15/21 (1)(2)	495	525

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Oil & Gas – 5.1% – continued

Legacy Reserves L.P./Legacy Reserves Finance Corp., 6.63%, 12/1/21 (1)	$2,150	$2,010

Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/1/19 (1)	1,540	1,451
8.63%, 4/15/20	700	724
7.75%, 2/1/21	1,290	1,296

Memorial Production Partners L.P./Memorial Production Finance Corp., 7.63%, 5/1/21	370	358

Newfield Exploration Co., 5.75%, 1/30/22	1,595	1,591
5.63%, 7/1/24	870	842

Oasis Petroleum, Inc., 7.25%, 2/1/19	380	403

QEP Resources, Inc., 5.25%, 5/1/23	1,070	998

Range Resources Corp., 8.00%, 5/15/19	90	97
5.75%, 6/1/21	395	415
5.00%, 8/15/22	1,838	1,778

Rosetta Resources, Inc., 5.63%, 5/1/21	820	779

SandRidge Energy, Inc., 7.50%, 3/15/21	1,995	2,015
8.13%, 10/15/22	1,020	1,030
7.50%, 2/15/23	2,295	2,272

Sidewinder Drilling, Inc., 9.75%, 11/15/19 (1)	2,200	2,134

Whiting Petroleum Corp., 5.00%, 3/15/19	615	617

WPX Energy, Inc., 6.00%, 1/15/22	575	583
		35,518

Oil & Gas Services – 0.3%

Forum Energy Technologies, Inc., 6.25%, 10/1/21 (1)	2,170	2,184

Packaging & Containers – 0.8%

Ball Corp., 4.00%, 11/15/23	1,030	924

Berry Plastics Corp., 9.75%, 1/15/21	3,270	3,777

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Packaging & Containers – 0.8% – continued

Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	$535	$602
		5,303

Pharmaceuticals – 1.3%

Endo Health Solutions, Inc., 7.00%, 7/15/19	515	531

Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20 (1)	350	362

Valeant Pharmaceuticals International, 6.50%, 7/15/16 (1)(2)	1,290	1,335
6.75%, 10/1/17 (1)	460	491
6.75%, 8/15/18 (1)	465	498
6.88%, 12/1/18 (1)	545	576
6.38%, 10/15/20 (1)	4,030	4,191
7.25%, 7/15/22 (1)	740	788
		8,772

Pipelines – 0.8%

Access Midstream Partners L.P./ACMP Finance Corp., 5.88%, 4/15/21	300	308
6.13%, 7/15/22	825	848
4.88%, 5/15/23	615	578

El Paso LLC, 7.25%, 6/1/18	255	286
7.80%, 8/1/31	665	676

Energy Transfer Equity L.P., 7.50%, 10/15/20	720	770

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 4.50%, 7/15/23	618	583

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.88%, 12/1/18	1,130	1,215
4.50%, 11/1/23 (1)	200	181
		5,445

Real Estate – 0.1%

Realogy Group LLC, 7.63%, 1/15/20 (1)	565	630

Real Estate Investment Trusts – 0.3%

Omega Healthcare Investors, Inc., 7.50%, 2/15/20	510	555
6.75%, 10/15/22	1,645	1,768
		2,323

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Retail – 5.2%

AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,222
7.00%, 5/20/22	1,486	1,545

Claire’s Stores, Inc., 8.88%, 3/15/19	320	342
9.00%, 3/15/19 (1)	7,870	8,716

Dillard’s, Inc., 7.75%, 7/15/26	495	537
7.75%, 5/15/27	465	498

Ferrellgas L.P./Ferrellgas Finance Corp., 9.13%, 10/1/17	1,295	1,358

Hillman Group (The), Inc., 10.88%, 6/1/18	5,130	5,540

Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/1/18 (1)(2)(5)	620	628

New Albertsons, Inc., 7.75%, 6/15/26	150	122
6.63%, 6/1/28	165	119
7.45%, 8/1/29	2,050	1,645

Party City Holdings, Inc., 8.88%, 8/1/20 (1)	415	446

Rite Aid Corp., 10.25%, 10/15/19	295	332
9.25%, 3/15/20	530	602
8.00%, 8/15/20	1,327	1,483
6.75%, 6/15/21 (1)	3,600	3,740

Sears Holdings Corp., 6.63%, 10/15/18	3,125	2,945

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.50%, 10/1/18	893	956
7.38%, 8/1/21	534	571

Toys R Us Property Co. II LLC, 8.50%, 12/1/17	1,265	1,325

Toys R Us, Inc., 7.38%, 10/15/18	1,150	992
		35,664

Semiconductors – 0.8%

Amkor Technology, Inc., 7.38%, 5/1/18	80	84
6.63%, 6/1/21	1,495	1,454
6.38%, 10/1/22	1,115	1,065

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Semiconductors – 0.8% – continued

Freescale Semiconductor, Inc., 9.25%, 4/15/18 (1)	$970	$1,050
8.05%, 2/1/20	1,670	1,758
		5,411

Software – 2.0%

Activision Blizzard, Inc., 5.63%, 9/15/21 (1)(2)	585	586

First Data Corp., 11.25%, 3/31/16	255	255
7.38%, 6/15/19 (1)	555	584
6.75%, 11/1/20 (1)	520	538
8.25%, 1/15/21 (1)	1,975	2,039
11.25%, 1/15/21 (1)	1,085	1,134
12.63%, 1/15/21	970	1,067
10.63%, 6/15/21 (1)(2)	995	1,010
11.75%, 8/15/21 (1)(2)	95	92

Healthcare Technology Intermediate, Inc., 7.38%, 9/1/18 (1)(2)(5)	460	470

Nuance Communications, Inc., 5.38%, 8/15/20 (1)	4,380	4,139

Sophia L.P./Sophia Finance, Inc., 9.75%, 1/15/19 (1)	1,545	1,676
		13,590

Telecommunications – 6.8%

Alcatel-Lucent USA, Inc., 6.50%, 1/15/28	50	42
6.45%, 3/15/29	4,595	3,883

CenturyLink, Inc., 5.63%, 4/1/20	80	78
6.45%, 6/15/21	868	864
7.60%, 9/15/39	1,155	1,031

Cincinnati Bell Telephone Co. LLC, 6.30%, 12/1/28	50	45

Crown Castle International Corp., 5.25%, 1/15/23	4,490	4,131

Frontier Communications Corp., 9.25%, 7/1/21	65	74
7.63%, 4/15/24	500	500
7.88%, 1/15/27	860	817
9.00%, 8/15/31	2,352	2,305
7.45%, 7/1/35	10	9

Hughes Satellite Systems Corp., 6.50%, 6/15/19	625	661

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 71.9% – continued

Telecommunications – 6.8% – continued

Level 3 Communications, Inc., 8.88%, 6/1/19	$1,355	$1,450

Level 3 Financing, Inc., 9.38%, 4/1/19	709	782
8.13%, 7/1/19	2,530	2,707
7.00%, 6/1/20	955	965
8.63%, 7/15/20	1,095	1,196

MetroPCS Wireless, Inc., 6.25%, 4/1/21 (1)(2)	685	688
6.63%, 4/1/23 (1)(2)	435	436

Qwest Capital Funding, Inc., 7.63%, 8/3/21	260	264
6.88%, 7/15/28	650	578

Qwest Corp., 6.75%, 12/1/21	170	183
6.88%, 9/15/33	1,888	1,829

SBA Telecommunications, Inc., 5.75%, 7/15/20	2,830	2,809

Sprint Capital Corp., 6.88%, 11/15/28	6,055	5,404
8.75%, 3/15/32	935	950

Sprint Communications, Inc., 9.00%, 11/15/18 (1)	245	287
7.00%, 8/15/20	350	356

Sprint Corp., 7.25%, 9/15/21 (1)(2)	2,435	2,459
7.88%, 9/15/23 (1)(2)	1,425	1,453

Syniverse Holdings, Inc., 9.13%, 1/15/19	760	819

tw telecom holdings, Inc., 5.38%, 10/1/22 (1)(2)	1,165	1,113

Windstream Corp., 7.88%, 11/1/17	2,370	2,643
7.75%, 10/15/20	1,055	1,089
7.75%, 10/1/21 (1)(2)	970	1,001
7.50%, 6/1/22	515	514
6.38%, 8/1/23	539	493
		46,908
Total Corporate Bonds
(Cost $492,143)		496,235

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.9%

Banks – 1.0%

Banco Santander Brasil S.A., 8.00%, 3/18/16 (1)(6)	$2,400	$1,012

Banco Santander Chile, 6.50%, 9/22/20 (1)(7)	550,000	1,078

Export-Import Bank of Korea, 4.00%, 11/26/15 (1)(8)	92,000	2,191

HBOS PLC, 6.00%, 11/1/33 (1)(2)	200	188

Royal Bank of Scotland Group PLC, 5.50%, 12/31/13 (9)	290	308
6.13%, 12/15/22	2,360	2,378
		7,155

Building Materials – 0.6%

Ainsworth Lumer Co. Ltd., 7.50%, 12/15/17(1) (2)	3,248	3,487

Corp. GEO S.A.B. de C.V., 8.88%, 3/27/22 (1)(2)	1,400	196

Desarrolladora Homex S.A.B. de C.V., 9.75%, 3/25/20 (1)	1,140	274

Urbi Desarrollos Urbanos S.A.B. de C.V., 9.50%, 1/21/20 (1)(10)	315	54
9.75%, 2/3/22 (1)(10)	1,600	272
		4,283

Chemicals – 0.0%

INEOS Group Holdings S.A., 6.13%, 8/15/18 (1)(2)	230	225

Computers – 0.2%

Seagate HDD Cayman, 7.00%, 11/1/21	885	982

Electric – 0.1%

Enel S.p.A., 8.75%, 9/24/73 (1)(2)	723	732

Electronics – 0.2%

Flextronics International Ltd., 4.63%, 2/15/20	635	616
5.00%, 2/15/23	1,035	983
		1,599

Engineering & Construction – 0.2%

Odebrecht Finance Ltd., 8.25%, 4/25/18 (1)(6)	900	337
4.38%, 4/25/25 (1)	800	694
		1,031

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.9% – continued

Entertainment – 0.6%

Great Canadian Gaming Corp., 6.63%, 7/25/22 (1)(11)	$4,150	$4,108

Food – 0.1%

BRF S.A., 7.75%, 5/22/18 (1)(6)	1,800	648

Cosan Luxembourg S.A., 9.50%, 3/14/18 (1)(2)(6)	600	251
		899

Holding Companies - Diversified – 0.0%

Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21 (1)(2)	280	280

Iron/Steel – 1.0%

ArcelorMittal, 5.75%, 8/5/20	2,671	2,738
7.25%, 3/1/41	3,260	2,983

Essar Steel Algoma, Inc., 9.88%, 6/15/15 (1)(2)	1,605	1,260
		6,981

Mining – 0.2%

Barminco Finance Pty Ltd., 9.00%, 6/1/18 (1)(2)	915	835

FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19 (1)	385	415
		1,250

Miscellaneous Manufacturing – 0.1%

Bombardier, Inc., 7.45%, 5/1/34 (1)	344	342

Multi-National – 0.2%

European Bank for Reconstruction & Development, 9.00%, 4/28/14 (6)	3,525	1,589

Municipal – 0.2%

Autonomous Community of Madrid Spain, 4.30%, 9/15/26 (9)	1,070	1,282

Oil & Gas – 0.4%

Connacher Oil and Gas Ltd., 8.75%, 8/1/18 (1)(11)	800	551
8.50%, 8/1/19 (1)(2)	775	554

MEG Energy Corp., 6.38%, 1/30/23 (1)(2)	610	598

OGX Austria GmbH, 8.50%, 6/1/18 (1)(2)	3,050	488

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.9% – continued

Oil & Gas – 0.4% – continued
8.38%, 4/1/22 (1)	$1,800	$288
		2,479

Sovereign – 2.1%

Brazilian Government International Bond, 10.25%, 1/10/28 (6)	2,000	901

Italy Buoni Poliennali Del Tesoro, 5.50%, 11/1/22 (9)	570	834
5.00%, 8/1/34 (9)	110	149

Mexican Bonos, 7.75%, 12/14/17 (3)	3,400	290
8.00%, 12/7/23 (3)	13,500	1,189
7.75%, 11/13/42 (3)	40,780	3,321

Philippine Government International Bond, 6.25%, 1/14/36 (8)	40,000	1,031

Portugal Obrigacoes do Tesouro OT, 4.80%, 6/15/20 (1)(2)(9)	25	31
3.85%, 4/15/21 (1)(2)(9)	225	253
4.95%, 10/25/23 (1)(2)(9)	2,310	2,732

Spain Government Bond, 4.65%, 7/30/25 (9)	2,250	3,099

Uruguay Government International Bond, 3.70%, 6/26/37 (12)	11,725	850
		14,680

Telecommunications – 1.7%

America Movil S.A.B. de C.V., 6.45%, 12/5/22 (3)	4,000	290
8.46%, 12/18/36 (3)	3,400	251

Axtel S.A.B. de C.V., 7.00%, 1/31/20 (1)(2)	722	675

Bakrie Telecom Pte Ltd., 11.50%, 5/7/15 (1)(2)	1,700	476

Eircom Finance Ltd., 9.25%, 5/15/20 (1)(2)(9)	300	406

Intelsat Jackson Holdings S.A., 8.50%, 11/1/19	895	973
5.50%, 8/1/23 (1)(2)	3,225	3,015

Intelsat Luxembourg S.A., 7.75%, 6/1/21 (1)(2)	790	818
8.13%, 6/1/23 (1)(2)	560	591

Portugal Telecom International Finance B.V., 4.50%, 6/16/25 (9)	250	299

Telecom Italia Capital S.A., 6.38%, 11/15/33	100	86

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.9% – continued

Telecommunications – 1.7% – continued
6.00%, 9/30/34	$1,230	$1,012

Telefonica Emisiones S.A.U., 7.05%, 6/20/36	975	1,035

UPC Holding B.V., 9.88%, 4/15/18 (1)	240	260

UPCB Finance III Ltd., 6.63%, 7/1/20 (1)(2)	710	753

Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (1)	520	507
		11,447
Total Foreign Issuer Bonds
(Cost $69,365)		61,344

TERM LOANS – 3.6%

Advertising – 0.3%

Van Wagner Communications LLC, 6.25%, 8/3/18	1,970	2,000

Auto Manufacturers – 0.2%

Navistar, Inc., 5.75%, 8/17/17	1,269	1,281

Chemicals – 0.1%

US Coatings Acquisition, Inc., 4.75%, 2/1/20	493	493

Entertainment – 0.4%

Graton Economic Development Authority, 9.00%, 8/22/18	580	605

Pinnacle Entertainment, Inc., 3.75%, 8/5/20	313	314

Scientific Games International, Inc., 4.25%, 5/22/20	2,185	2,166
		3,085

Food – 0.7%

Milk Specialties Co., 7.00%, 11/9/18	4,975	5,000

Healthcare - Services – 0.2%

DaVita HealthCare Partners, Inc., 4.00%, 11/1/19	271	272

United Surgical Partners International, Inc., 4.75%, 4/3/19	978	983
		1,255

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 3.6% – continued

Lodging – 0.4%

Hilton Worldwide, Inc., 4.00%, 9/23/20	$2,020	$2,016

Station Casinos LLC, 5.00%, 3/1/20	751	756
		2,772

Media – 0.2%

Clear Channel Communications, Inc., 3.83%, 1/29/16	1,060	998

Univision Communications, Inc., 4.00%, 3/1/20	445	441
		1,439

Oil & Gas – 0.5%

Chesapeake Energy Corp., 5.75%, 12/2/17	3,208	3,262

Oil & Gas Services – 0.1%

Pinnacle Holdco Sarl, 3.75%, 7/30/20	600	604

Real Estate – 0.3%

Realogy Group LLC, 4.50%, 3/5/20	1,886	1,894

Software – 0.1%

Ellucian, 4.50%, 7/19/18	372	373

First Data Corp., 4.18%, 3/24/17	422	418
		791

Telecommunications – 0.1%

Integra Telecom Holdings, Inc., 5.25%, 2/22/19	557	560

Level 3 Financing, Inc., 4.00%, 1/15/20	415	415
		975
Total Term Loans
(Cost $24,535)		24,851

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.6%

Banks – 0.5%

Ally Financial, Inc., 7.00% (1)(2)(13)	3,605	$3,463

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.6% – continued

Home Builders – 0.0%

Hovnanian Enterprises, Inc., 7.65% *	10,100	$146

Real Estate Investment Trusts – 0.1%

iStar Financial, Inc., 7.65%	850	20

iStar Financial, Inc., 7.80%	11,500	269

iStar Financial, Inc., 7.88%	19,875	469
		758
Total Preferred Stocks
(Cost $3,905)		4,367

CONVERTIBLE PREFERRED STOCKS – 1.0%

Auto Manufacturers – 0.3%

General Motors Co., 4.75%	35,545	1,783

Auto Parts & Equipment – 0.1%

Goodyear Tire & Rubber (The) Co., 5.88%	9,419	600

Banks – 0.0%

Bank of America Corp., 7.25%	196	212

Iron/Steel – 0.2%

Cliffs Natural Resources, Inc., 7.00%	55,657	1,100

Oil & Gas – 0.0%

SandRidge Energy, Inc., 7.00% *	2,348	234

Pipelines – 0.2%

El Paso Energy Capital Trust I, 4.75%	24,025	1,348

Real Estate Investment Trusts – 0.1%

Weyerhaeuser Co., 6.38%	9,165	486

Telecommunications – 0.1%

Lucent Technologies Capital Trust I, 7.75%	1,000	1,003
Total Convertible Preferred Stocks
(Cost $5,477)		6,766

COMMON STOCKS – 0.0%

Commercial Services – 0.0%

United Rentals, Inc. *	2,047	119
Total Common Stocks
(Cost $70)		119

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0% (14)

Escrow GCB Dynegy Holdings	1,810,000	$–
Total Other
(Cost $– )		–

INVESTMENT COMPANIES – 7.6%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (15)(16)	52,346,296	52,346
Total Investment Companies
(Cost $52,346)		52,346

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.07%, 1/30/14 (17)	$525	$525
Total Short-Term Investments
(Cost $525)		525

Total Investments – 99.8%
(Cost $682,585)		688,499

Other Assets less Liabilities – 0.2%		1,335
NET ASSETS – 100.0%		$689,834

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $75,627,000 or 11.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Activision Blizzard, Inc., 5.63%, 9/15/21	9/12/13	$585

ADT (The) Corp., 6.25%, 10/15/21	9/24/13	490

Ainsworth Lumer Co. Ltd., 7.50%, 12/15/17	11/14/12-11/15/12	3,273

Ally Financial, Inc., 7.00%	11/3/10-7/13/12	3,160

American Residential Services LLC/ARS Finance, Inc., 12.00%, 4/15/15	4/9/10	723

Arch Coal, Inc., 9.88%, 6/15/19	11/14/12-3/12/13	530

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Axtel S.A.B. de C.V., 7.00%, 1/31/20	9/25/09-10/21/11	$943

Bakrie Telecom Pte Ltd., 11.50%, 5/7/15	4/30/10-9/13/11	1,559

Barminco Finance Pty Ltd., 9.00%, 6/1/18	5/13/13	915

Connacher Oil and Gas Ltd., 8.50%, 8/1/19	8/8/11-7/16/12	671

Corp. GEO S.A.B. de C.V., 8.88%, 3/27/22	3/21/12-4/17/13	1,164

Cosan Luxembourg S.A., 9.50%, 3/14/18	3/7/13	305

CPG Merger Sub LLC, 8.00%, 10/1/21	9/24/13	345

Crestview DS Merger Sub II, Inc., 10.00%, 9/1/21	8/14/13	672

Eircom Finance Ltd., 9.25%, 5/15/20	5/9/13	300

Enel S.p.A, 8.75%, 9/24/73	9/17/13	717

Essar Steel Algoma, Inc., 9.88%, 6/15/15	12/7/09-7/24/12	1,426

First Data Corp., 10.63%, 6/15/21	3/26/13	995

First Data Corp., 11.75%, 8/15/21	7/11/13	91

Foresight Energy LLC/Foresight Energy Corp., 7.88%, 8/15/21	8/16/13	10,176

Gannett Co., Inc., 5.13%, 10/15/19	9/26/13	1,106

Gannett Co., Inc., 5.13%, 7/15/20	7/24/13	789

General Motors Co., 4.88%, 10/2/23	9/24/13-9/27/13	882

General Motors Co., 6.25%, 10/2/43	9/24/13	310

General Motors Financial Co., Inc., 3.25%, 5/15/18	5/7/13	335

Halcon Resources Corp., 9.25%, 2/15/22	8/8/13	10

HBOS PLC, 6.00%, 11/1/33	11/10/11	130

Healthcare Technology Intermediate, Inc., 7.38%, 9/1/18	8/1/13-9/10/13	463

Hercules Offshore, Inc., 8.75%, 7/15/21	8/7/13-8/29/13	528

INEOS Group Holdings S.A., 6.13%, 8/15/18	5/2/13	230

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	5/21/13-8/7/13	$3,137

Intelsat Luxembourg S.A., 7.75%, 6/1/21	3/20/13-6/6/13	793

Intelsat Luxembourg S.A., 8.13%, 6/1/23	3/20/13-3/21/13	560

KeHE Distributors LLC/KeHE Finance Corp., 7.63%, 8/15/21	7/30/13	1,145

Lennar Corp., 3.25%, 11/15/21	11/23/11	1,165

MEG Energy Corp., 6.38%, 1/30/23	8/7/13-9/10/13	609

MetroPCS Wireless, Inc., 6.25%, 4/1/21	3/8/13	685

MetroPCS Wireless, Inc., 6.63%, 4/1/23	3/8/13	435

Michaels FinCo Holdings LLC/ Michaels FinCo, Inc., 7.50%, 8/1/18	7/24/13-7/30/13	621

Mohegan Tribal Gaming Authority, 9.75%, 9/1/21	8/6/13-9/11/13	976

MPH Intermediate Holding Co. 2,8.38%, 8/1/18	7/22/13-7/24/13	705

Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21	9/20/13	280

OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,949

PNK Finance Corp., 6.38%, 8/1/21	7/30/13	940

Portugal Obrigacoes do Tesouro OT, 4.80%, 6/15/20	9/20/10	22

Portugal Obrigacoes do Tesouro OT, 3.85%, 4/15/21	11/9/12	162

Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	5/10/11-11/8/12	1,487

PQ Corp., 8.75%, 5/1/18	11/1/12-7/11/13	2,600

RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20	8/5/13-9/9/13	7,592

Reichhold Industries, Inc., 9.00%, 5/8/17	3/16/10-5/2/13	648

Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C, 9.31%, 7/20/28	11/4/11	439

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Sirius XM Radio, Inc., 5.88%, 10/1/20	9/19/13	$2,280

Sirius XM Radio, Inc., 5.75%, 8/1/21	9/11/13	124

Springleaf Finance Corp., 7.75%, 10/1/21	9/17/13	1,105

Springleaf Finance Corp., 8.25%, 10/1/23	9/17/13	440

Sprint Corp., 7.25%, 9/15/21	9/4/13-9/10/13	2,437

Sprint Corp., 7.88%, 9/15/23	9/4/13	1,425

Stearns Holdings, Inc., 9.38%, 8/15/20	7/30/13	282

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21	7/11/13-7/15/13	111

Tenet Healthcare Corp., 6.00%, 10/1/20	9/13/13-9/18/13	1,450

Tenet Healthcare Corp., 8.13%, 4/1/22	9/13/13	1,870

tw telecom holdings, Inc., 5.38%, 10/1/22	8/12/13	1,121

UPCB Finance III Ltd., 6.63%, 7/1/20	2/8/13	756

Valeant Pharmaceuticals International, 6.50%, 7/15/16	7/19/13-7/25/13	1,342

Walter Energy, Inc., 9.50%, 10/15/19	9/19/13-9/20/13	275

Windstream Corp., 7.75%, 10/1/21	9/12/13-9/18/13	997

(3)	Principal amount is denoted in Mexican Peso.
(4)	Principal amount is denoted in Australian Dollar.
(5)	Security is payment in-kind bond.
(6)	Par value is denoted in Brazilian Real.
(7)	Principal amount is denoted in Chilean Peso.
(8)	Principal amount is denoted in Philippine Peso.
(9)	Principal amount is denoted in Euro.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Principal amount is denoted in Canadian Dollar.
(12)	Principal amount is denoted in Uruguayan Peso.
(13)	Perpetual maturity security.
(14)	Security listed as “escrow” is considered to be worthless.
(15)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,382,000 with net purchases of approximately $28,964,000 during the six months ended September 30, 2013.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(17)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2013, the Multi-Manager High Yeild Opportunity Fund had open futures contracts as follow:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
U.S. Treasury Long Bond	(8)	$1,067	Short	12/13	$(13)

At September 30, 2013, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.2%
AA	0.1
A	0.8
BBB	4.4
BB	20.3
B	42.6
CCC or Below	24.0
Cash Equivalents	7.6

Total	100.0%

*Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2013, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	95.7%
All other currencies less than 5%	4.3

Total	100.0%

At September 30, 2013, the Multi-Manager High Yield Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Euro	6,755	United States Dollar	8,928	10/31/13	$(211)

* Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–		$17,457	(1)	$–	$17,457
Convertible Bonds
Telecommunications	–		941		64	1,005
All Other Industries	–		23,484	(1)	–	23,484
Corporate Bonds	–		496,235	(1)	–	496,235
Foreign Issuer Bonds
Banks	–		3,885		3,269	7,154
Food	–		648		252	900
Sovereign	–		12,748		1,932	14,680
All Other Industries	–		38,610	(1)	–	38,610
Term Loans	–		24,851	(1)	–	24,851
Preferred Stocks
Banks	–		3,463		–	3,463
All Other Industries	904	(1)	–		–	904
Convertible Preferred Stocks
Oil & Gas	–		234		–	234
Telecommunications	–		1,004		–	1,004
All Other Industries	5,528	(1)	–		–	5,528
Common Stocks	119	(1)	–		–	119
Investment Companies	52,346		–		–	52,346
Short-Term Investments	–		525		–	525
Total Investments	$58,897		$624,085		$5,517	$688,499

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(13)		$–		$–	$(13)
Forward Foreign Currency Exchange Contracts	–		(211)		–	(211)
Total Other Financial Instruments	$(13)		$(211)		$–	$(224)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/13 (000s)

Convertible Bonds

Telecommunications	$64	$–	$–	$–	$–	$–	$–	$–	$–	$64

Foreign Issuer Bonds

Banks	3,531	–	–	–	(262)	–	–	–	–	3,269

Food	306	–	–	–	(54)	–	–	–	–	252

Multi-National	–	–	–	–	–	–	–	–	–	–

Sovereign	4,897	–	(66)	–	(598)	–	(2,301)	–	–	1,932

Total	$8,798	$–	$(66)	$–	$(914)	$–	$(2,301)	$–	$–	$5,517

The Fund valued the securities included in the balance as of 9/30/13 above using an evaluated price from a third party provider. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2013 was approximately $(384,000), which is included in the Statement of Operations as part of net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust includes 47 funds as of September 30, 2013, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, Multi-Manager Small Cap and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, investment portfolios of the Trust, all of which are diversified portfolios, except for the Multi-Manager Global Listed Infrastructure Fund which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

The Northern Trust Company of Connecticut (“NTCC”) is a subsidiary of Northern Trust Corporation and a subsidiary of Northern Trust Investments, Inc. (“NTI”). NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). NTCC and NTI serve jointly as the investment advisers for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3.00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI and NTCC, as authorized by the Board of Trustees (the “Board”), have determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund, but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, the NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts, in Net realized gains (losses) on futures contracts and any unrealized gains or losses, on open futures contracts, in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2013, the Multi-Manager Global Listed Infrastructure, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, Multi-Manager Small Cap and Multi-Manager High Yield Opportunity Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $760,000, $4,350,000, $1,080,000, $995,000, $585,000 and $525,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

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cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment. When-issued securities at September 30, 2013, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees were approximately $1,000 and $54,000 for the six months ended September 30, 2013, for the Multi-Manager Global Real Estate and Multi-Manager High Yield Opportunity Funds, respectively. Redemption fees were less than $500 for the six months ended September 30, 2013, for the Multi-Manager Emerging Markets Equity and Multi-Manager International Equity Funds, respectively. There were no redemption fees for the six months ended September 30, 2013 for the Multi-Manager Global Listed Infrastructure Fund. Redemption fees were

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approximately $1,000, $1,000, $1,000 and $16,000 for the fiscal year ended March 31, 2013, for the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds, respectively. There were no redemption fees for the period ended March 31, 2013 for the Multi-Manager Global Listed Infrastructure Fund. These amounts are included in Payments for Shares Redeemed in Note 8 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager Emerging Markets Equity	Annually
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Multi-Manager International Equity	Annually
Multi-Manager Large Cap	Quarterly
Multi-Manager Mid Cap	Annually
Multi-Manager Small Cap	Annually
Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2013, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Multi-Manager Emerging Markets Equity	$4,058	$(4,058)	$ —
Multi-Manager Global Listed Infrastructure	53	(53)	—
Multi-Manager Global Real Estate	354	(354)	—
Multi-Manager International Equity	2,193	(2,193)	—
Multi-Manager Mid Cap	(40)	(4,828)	4,868
Multi-Managers Small Cap	2,629	(2,629)	—
Multi-Manager High Yield Opportunity	(170)	170	—

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The following Funds have elected to defer net capital losses and/or late year losses incurred from November 1, 2012 through November 30, 2012, the Funds’ last tax year ends, as having arisen on the first day of the following tax year:

Amounts in thousands
Multi-Manager Global Listed Infrastructure	$68
Multi-Manager Global Real Estate	1,525

For the period subsequent to October 31, 2012, through the fiscal year ended March 31, 2013, the following Funds incurred net capital losses and/or late year ordinary losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Multi-Manager Emerging Markets Equity	$4,613
Multi-Manager Large Cap	2,132
Multi-Manager Small Cap	232

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012,

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and for the Multi-Manager Global Listed Infrastructure Fund, for the period ended March 31, 2013. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Multi-Manager Emerging Markets Equity	$43,073	$1,115
Multi-Manager International Equity	118,451	57,278

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2017*	MARCH 31, 2018
Multi-Manager International Equity	$ —	$143,680
Multi-Manager Mid Cap	8,280	—

*	Amount includes acquired capital loss carryovers which may be limited under current tax laws, expiring March 31, 2017.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2013, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Multi-Manager Emerging Markets Equity	$2,735	$ —	$219,114
Multi-Manager International Equity	11,921	—	247,433
Multi-Manager Large Cap	122	22,837	140,605
Multi-Manager Mid Cap	5,050	77,683	196,472
Multi-Manager Small Cap	3,070	10,007	84,672
Multi-Manager High Yield Opportunity	8,033	4,450	35,869

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2012, the Funds’ last tax period end and tax year end, respectively, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Multi-Manager Global Listed Infrastructure	$629	$ —	$(698)
Multi-Manager Global Real Estate	20,078	40,916	180,807

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$25,499	$1
Multi-Manager International Equity	39,798	—
Multi-Manager Large Cap	19,916	95,703
Multi-Manager Mid Cap	7,000	36,554
Multi-Manager Small Cap	3,500	8,190
Multi-Manager High Yield Opportunity	46,596	6,280

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$62,501	$187,602
Multi-Manager International Equity	43,000	—
Multi-Manager Large Cap	6,068	31,795
Multi-Manager Mid Cap	1,319	31,120
Multi-Manager Small Cap	1,846	46,671
Multi-Manager High Yield Opportunity	47,525	11,845

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2012 and November 30, 2011 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2012 AND NOVEMBER 30, 2011 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Real Estate (2012)	$11,546	$42,055
Multi-Manager Global Real Estate (2011)	16,632	48,695

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2013, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Multi-Manager Global Real Estate Fund, filed for the fiscal years ended March 31, 2010 through March 31, 2012 remain subject to examination by the Internal Revenue Service. The Multi-Manager Global Real Estate Fund’s federal tax returns for the tax years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

K) NETTING AGREEMENTS The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2013, the Funds have not invested in any portfolio securities or entered into any derivative transactions, other than forward foreign currency exchange contracts as described above, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements. As of September 30, 2013, there were no open forward foreign currency exchange contracts subject to netting.

L) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject transactions to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2013.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2013.

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NOTES TO THE FINANCIAL STATEMENTS continued

4. BANK BORROWINGS

The Trust has entered into a $150,000,000 senior unsecured revolving credit facility on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 22, 2013, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 25, 2013 and will expire on November 24, 2014, unless renewed.

At September 30, 2013, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2013, on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Multi-Manager Global Real Estate	$18,100	1.18%
Multi-Manager Large Cap	14,200	1.18%
Multi-Manager Small Cap	37,700	1.18%
Multi-Manager High Yield Opportunity	25,771	1.19%

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2013.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to receive a joint advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2013, the investment advisers contractually agreed to reimburse a portion of each Fund’s expenses (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses and interest, if any) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The advisory fees and expense limitations for the six months ended September 30, 2013 for the Funds were based on the annual rates set forth in the table below.

	CONTRACTUAL RATE
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Equity	1.20%	1.13%	1.08%	1.35%
Multi-Manager Global Listed Infrastructure*	0.80%	0.75%	0.72%	1.00%
Multi-Manager Global Real Estate	1.10%	1.03%	0.99%	1.10%
Multi-Manager International Equity	1.10%	1.03%	0.99%	1.35%
Multi-Manager Large Cap	0.90%	0.85%	0.81%	1.10%
Multi-Manager Mid Cap	0.90%	0.85%	0.81%	1.00%
Multi-Manager Small Cap	1.10%	1.03%	0.99%	1.30%
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS

Multi-Manager High Yield Opportunity	0.80%	0.75%	0.72%	0.90%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2014.

NTI and NTCC have agreed to increase the expense reimbursements it provides the Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund and Multi-Manager Small Cap

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Fund effective as of January 1, 2014. This increase in expense reimbursements will have the effect of reducing the Total Expenses paid by investors as shown in the Statements of Operations. The new contractual reimbursement arrangements are expected to continue from implementation until at least July 31, 2015. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI, NTCC or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

The following chart illustrates the new contractual expense limitations that are scheduled to take effect on January 1, 2014, replacing the limitations in the tables above:

Fund	CONTRACTUAL EXPENSE LIMITATIONS EFFECTIVE 1/1/2014
Multi-Manager International Equity	1.20%
Multi-Manager Large Cap	0.90%
Multi-Manager Small Cap	1.10%

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, each of NTI and NTCC is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI and NTCC oversee and monitor the selection and performance of Sub-Advisers and allocate resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI and NTCC. NTI and NTCC manage the cash portion of each Fund as well as the emerging market investments of the Multi-Manager International Equity Fund.

As of September 30, 2013, Axiom International Investors, LLC, PanAgora Asset Management, Inc., Pzena Investment Management LLC, Trilogy Global Advisors, LP and Westwood Global Investments, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Equity Fund.

As of September 30, 2013, Brookfield Investment Management, Inc. and Lazard Asset Management are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2013, CBRE Clarion Securities LLC and EII Realty Securities, Inc. are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2013, Altrinsic Global Advisors, LLC, EARNEST Partners, LLC, NFJ Investment Group, LLC, Northern Cross, LLC and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager International Equity Fund.

As of September 30, 2013, Delaware Management Company, Inc., Jennison Associates, LLC and WestEnd Advisors, LLC are the Sub-Advisers for the Multi-Manager Large Cap Fund.

As of September 30, 2013, Geneva Capital Management Ltd., LSV Asset Management and Systematic Financial Management LP are the Sub-Advisers for the Multi-Manager Mid Cap Fund.

As of September 30, 2013, Cardinal Capital Management LLC, Denver Investment Advisors LLC, Hotchkis and Wiley Capital Management LLC, Riverbridge Partners, LLC and Summit Creek Advisors, LLC are the Sub-Advisers for the Multi-Manager Small Cap Fund.

As of September 30, 2013, DDJ Capital Management, LLC, Loomis, Sayles & Company, L.P., and Neuberger Berman Fixed Income, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

The investment advisers are responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets for each of the Funds. The transfer agent fees are reflected in the Funds’ Statements of Operations.

For compensation as administrator, NTI is entitled to receive an administration fee, accrued daily and payable monthly, at the annual rate of 0.15 percent of the average daily net assets for each of the Funds. The administration fees are reflected in the Funds’ Statements of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

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NOTES TO THE FINANCIAL STATEMENTS continued

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund invests its uninvested cash in a money market fund advised by the investment advisers or their affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment advisers and/or their affiliates. The uninvested cash of each of the Funds currently is invested in the Northern Institutional Diversified Assets Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment advisers and/or their affiliates on any assets invested in the Northern Institutional Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, the investment advisers will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Northern Institutional Diversified Assets Portfolio. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expenses and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Emerging Markets Equity	$ —	$451,327	$ —	$427,394
Multi-Manager Global Listed Infrastructure	—	331,896	—	122,383
Multi-Manager Global Real Estate	—	366,456	—	513,407
Multi-Manager International Equity	—	850,800	—	456,160
Multi-Manager Large Cap	—	68,622	—	280,240
Multi-Manager Mid Cap	—	325,149	—	360,161
Multi-Manager Small Cap	—	88,814	—	185,898
Multi-Manager High Yield Opportunity	—	272,021	—	329,584

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

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At September 30, 2013, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Multi-Manager Emerging Markets Equity	$323,600	$(156,549)	$167,051	$2,052,718
Multi-Manager Global Listed Infrastructure	41,509	(3,680)	37,829	520,772
Multi-Manager Global Real Estate	159,301	(31,561)	127,740	811,868
Multi-Manager International Equity	$413,065	$(69,048)	$344,017	$2,407,217
Multi-Manager Large Cap	181,655	(16,902)	164,753	543,629
Multi-Manager Mid Cap	237,366	(14,727)	222,639	775,033
Multi-Manager Small Cap	109,507	(4,922)	104,585	303,466
Multi-Manager High Yield Opportunity	22,614	(19,022)	3,592	684,907

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2013 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	15,307	$277,484	—	$ —	(14,912)	$(269,691)	395	$7,793
Multi-Manager Global Listed Infrastructure	20,392	227,912	183	1,975	(859)	(9,682)	19,716	220,205
Multi-Manager Global Real Estate	4,388	83,053	40	705	(13,295)	(250,547)	(8,867)	(166,789)
Multi-Manager International Equity	60,553	621,371	—	—	(22,839)	(229,805)	37,714	391,566
Multi-Manager Large Cap	2,025	19,779	15	149	(23,278)	(229,368)	(21,238)	(209,440)
Multi-Manager Mid Cap	5,397	76,724	—	—	(8,254)	(114,923)	(2,857)	(38,199)
Multi-Manager Small Cap	1,604	17,958	—	—	(10,080)	(118,088)	(8,476)	(100,130)
Multi-Manager High Yield Opportunity	17,193	186,391	391	4,241	(23,028)	(248,373)	(5,444)	(57,741)

Transactions in capital shares for the fiscal year or period ended March 31, 2013, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	42,697	$783,848	89	$1,684	(20,514)	$(371,835)	22,272	$413,697
Multi-Manager Global Listed Infrastructure*	29,357	298,443	42	428	(338)	(3,412)	29,061	295,459
Multi-Manager Global Real Estate	23,234	408,590	2,312	41,648	(9,663)	(175,959)	15,883	274,279
Multi-Manager International Equity	34,628	319,086	219	2,093	(54,134)	(491,972)	(19,287)	(170,793)

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Large Cap	12,613	$117,620	10,786	$92,991	(47,429)	$(444,783)	(24,030)	$(234,172)
Multi-Manager Mid Cap	6,518	79,181	2,591	30,887	(24,610)	(299,700)	(15,501)	(189,632)
Multi-Manager Small Cap	5,038	48,988	703	6,866	(14,270)	(138,776)	(8,529)	(82,922)
Multi-Manager High Yield Opportunity	29,152	307,624	1,401	14,975	(22,510)	(241,388)	8,043	81,211

*	Commenced investment operations on September 18, 2012.

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2013:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Multi-Manager Global Listed Infrastructure	Equity contracts	Net unrealized appreciation	$9	*	Net unrealized depreciation	$ —		UBS
Multi-Manager International Equity	Equity contracts	Net unrealized appreciation	144	*	Net unrealized depreciation	—		UBS
Multi-Manager Large Cap	Equity contracts	Net unrealized appreciation	—		Net unrealized depreciation	47	*	UBS
Multi-Manager Mid Cap	Equity contracts	Net unrealized appreciation	48	*	Net unrealized depreciation	—		UBS
Multi-Manager Small Cap	Equity contracts	Net unrealized appreciation	55	*	Net unrealized depreciation	—		UBS
Multi-Manager High Yield Opportunity	Interest rate contracts	Net unrealized appreciation	—		Net unrealized depreciation	13	*	UBS
	Forward foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	—		Unrealized loss on forward foreign currency exchange contracts	211		Barclays

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

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SEPTEMBER 30, 2013 (UNAUDITED)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2013:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	$(26)
Multi-Manager International Equity	Forward foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	298
	Equity contracts	Net realized gains (losses) on futures contracts	1,949
Multi-Manager Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	866
Multi-Manager Mid Cap	Equity contracts	Net realized gains (losses) on futures contracts	472
Multi-Manager Small Cap	Equity contracts	Net realized gains (losses) on futures contracts	788
Multi-Manager High Yield Opportunity	Interest rate contracts	Net realized gains (losses) on futures contracts	(2)
	Forward foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	294

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	$12
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(6)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	3
Multi-Manager Global Real Estate	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	1
Multi-Manager International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	361
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(1,386)
Multi-Manager Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(162)
Multi-Manager Mid Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(115)
Multi-Manager Small Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(51)
Multi-Manager High Yield Opportunity	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(13)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(634)

Volume of derivative activity for the six months ended September 30, 2013*:

	FORWARD FOREIGN EXCHANGE CONTRACTS		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Multi-Manager Global Listed Infrastructure	—	$ —	144	$358
Multi-Manager International Equity	49	13,105	45	4,449
Multi-Manager Large Cap	—	—	28	5,355
Multi-Manager Mid Cap	—	—	16	7,282
Multi-Managers Small Cap	—	—	23	3,097
Multi-Manager High Yield Opportunity	10	2,974	2	1,059

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NOTES TO THE FINANCIAL STATEMENTS continued

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

12. LEGAL PROCEEDINGS

In 2007, the Multi-Manager Mid Cap Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. On December 8, 2008, Tribune filed for bankruptcy in the U.S. Bankruptcy Court for the District of Delaware.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The Tribune litigation trustee appointed pursuant to Tribune’s plan of reorganization (the “Litigation Trustee”) has been substituted as the named plaintiff in the Committee Action. On June 2, 2011, a second suit was initiated by certain creditors of Tribune and named Northern Funds as a defendant in the Delaware Superior Court with respect to claims related to the Tribune LBO (Niese et al. v. A.G. Edwards, Inc. et al.), which was subsequently removed to federal court in the United States District Court, District of Delaware. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.).

Each of the above proceedings to which Northern Funds is a party attempts to “clawback” the proceeds paid out in connection with the LBO. The putative defendant class is comprised of beneficial owners of shares of Tribune who received proceeds of the LBO. Each of the above proceedings has now been consolidated into a Multi-District Litigation (“MDL”) proceeding, pending in the Southern District of New York. Except for certain administrative and organizational matters, the cases have generally been stayed pursuant to orders of the Court. On September 7, 2012, the Court in the MDL proceeding entered an order modifying the stay and establishing a schedule and process with respect to certain of the proceedings.

The defendants jointly moved to dismiss all of the actions filed by the individual creditors, i.e. the actions commenced by the plaintiffs in Niese et al. and Deutsche Bank Trust Co. et al. The Committee Action is not subject to the motion to dismiss. On September 23, 2013, the Court entered its Memorandum and Order on the motion to dismiss the individual creditors’ actions. While the Court did not agree with all of the defendants’ arguments, the Court granted the motion to dismiss on the grounds that individual creditors do not have standing to assert claims seeking to “clawback” proceeds paid to former shareholders in the LBO while the Litigation Trustee exercises its power in the Committee Action to “clawback” the same proceeds. The individual creditors’ actions, therefore, were dismissed. The Court’s decision, however, left open the possibility that the individual creditors could pursue their “clawback” claims if the Litigation Trustee completely abandoned its “clawback” claims. The Court, therefore, ordered the parties to the Committee Action to prepare a joint letter addressed to the Court, by October 8, 2013. The Court ordered that the letter address whether the Litigation Trustee intends to proceed with its intentional fraudulent conveyance claims or amend its complaint to abandon them. If the latter, the Court requested that the parties address whether the Litigation Trustee could abandon its claims consistent with its fiduciary duties to Tribune’s creditors. The

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SEPTEMBER 30, 2013 (UNAUDITED)

individual creditors filed a notice of appeal of the Court’s Memorandum and Order dismissing their actions on September 30, 2013. The value of the proceeds received by the Multi-Manager Mid Cap Fund in the LBO was approximately $813,000. The Fund cannot predict the outcome of these proceedings. The complaints allege no misconduct by the Fund, and the Fund intends to vigorously defend any lawsuit.

13. SUBSEQUENT EVENTS

Trilogy Global Advisors, LP has been terminated as Sub-Adviser to the Multi-Manager Emerging Markets Equity Fund, effective October 22, 2013. Oaktree Capital Management, L.P. has been appointed as a Sub-Adviser to sub-advise a portion of the Multi-Manager Emerging Markets Equity Fund, effective November 13, 2013.

Huber Capital Management, LLC, has been appointed as a Sub-

Adviser to sub-advise a portion of the Multi-Manager Large Cap Fund, effective October 10, 2013.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the item noted above, in Note 4 —Bank Borrowings and in Note 5 — Investment Advisory and Other Agreements, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MULTI-MANAGER FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013, through September 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/13 - 9/30/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 74 & 75), if any, in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 80), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.31%	$1,000.00	$989.40	$6.53
Hypothetical**	1.31%	$1,000.00	$1,018.50	$6.63

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.00%	$1,000.00	$1,075.00	$5.20
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.09%	$1,000.00	$978.10	$5.41
Hypothetical**	1.09%	$1,000.00	$1,019.60	$5.52

MULTI-MANAGER INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.32%	$1,000.00	$1,063.70	$6.83
Hypothetical**	1.32%	$1,000.00	$1,018.45	$6.68

MULTI-MANAGER LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.10%	$1,000.00	$1,105.80	$5.81
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

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SEPTEMBER 30, 2013 (UNAUDITED)

MULTI-MANAGER MID CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.00%	$1,000.00	$1,104.20	$5.27
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER SMALL CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	1.30%	$1,000.00	$1,152.40	$7.01
Hypothetical**	1.30%	$1,000.00	$1,018.55	$6.58

MULTI-MANAGER HIGH YIELD OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.90%	$1,000.00	$1,002.70	$4.52
Hypothetical**	0.90%	$1,000.00	$1,020.56	$4.56

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Multi-Manager Funds oversees the management of the Multi-Manager Funds, and reviews the investment performance and expenses of the investment funds covered by this Report at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue: (i) the investment advisory agreement (the “Advisory Agreement”) for the Multi-Manager Funds with The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. (together, “Northern”); and (ii) the sub-advisory agreements among Northern and the Sub-Advisers to the Multi-Manager Funds.

Advisory Agreement Approval

The Advisory Agreement was re-approved with respect to all of the Multi-Manager Funds by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement, including reports from the Multi-Manager Funds’ Ad Hoc Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Multi-Manager Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management (advisory and administrative) fees and the total expenses (after reimbursements) borne by the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Multi-Manager Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. In evaluating the Advisory Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. The Trustees considered, in evaluating whether to continue and approve the Advisory Agreement for the Multi-Manager Funds, that Northern engaged sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Funds. They considered that Northern provided general investment management services to the Multi-Manager Funds and also had the responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was also responsible for: (i) selecting each Multi-Manager Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions; and (v) managing the cash portion of each Multi-Manager Fund.

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In addition, the Board considered that Northern selected the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern then allocated assets to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Multi-Manager Fund be complementary. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. The Trustees also considered that, at the time of the Annual Contract Meeting, Northern supervised 29 sub-advisers. The Trustees took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees also considered the non-advisory services provided to the Multi-Manager Funds by Northern and its affiliates. These services include acting as the Multi-Manager Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of Northern’s communications and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, they noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers. The Trustees took into account Northern’s enhancements to the Multi-Manager Funds’ pricing and fund accounting systems made during the year, and other investments in technology. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers, and the continued active involvement of internal audit in reviewing operations related to the Multi-Manager Funds. They noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Multi-Manager Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of the Multi-Manager Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Multi-Manager Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four and five years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Multi-Manager Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees also reviewed the Multi-Manager Funds’ investment performance relative to their respective performance benchmarks. The Trustees placed more emphasis on more recent performance for the Multi-Manager High Yield Opportunity Fund and Multi-Manager Small Cap Fund, which were subject to in-depth reviews. The Trustees did not consider the performance information for the Multi-Manager Global Listed Infrastructure Fund, which had less than one year of performance information.

The Trustees took into account Northern’s explanations for the performance rankings and comparisons. They also considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence on site visits and meetings. They noted that Northern had replaced sub-advisers who were not performing as expected. The Trustees also noted that the in-depth performance reviews on the Multi-Manager High Yield Opportunity Fund and the Multi-Manager Small Cap Fund requested by the Trustees and provided by Northern assisted them in evaluating performance issues with respect to those Funds. They believed that Northern was appropriately monitoring the underperforming Multi-Manager Funds. The Trustees, based on the information provided, concluded that Northern was devoting appropriate resources to improving the Multi-Manager Funds’ performance and correcting underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Multi-Manager Funds’ contractual management fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Funds; certain voluntary expense reimbursements made by Northern to the Multi-Manager Funds that the Board understood could be terminated at any time; and whether a consistent methodology was in place in determining the fees and expenses of the Multi-Manager Funds. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees that were not waived by Northern of the applicable money market fund by Northern in compliance with the Multi-Manager Funds’ exemptive order. The Trustees also considered

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MULTI-MANAGER FUNDS

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS continued

the additional contractual expense reimbursements that were in effect in 2012 and went into effect in 2013.

In addition, the Trustees considered the amount of current assets in the Multi-Manager Funds; information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis. It was noted that Northern had also presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees reviewed information on the fee rates paid by the Multi-Manager Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees considered that the Lipper information showed that in each case the Multi-Manager Funds’ overall expense ratios after reimbursement of expenses were below their Lipper peer objective medians, although the contractual management fee rates for the Multi-Manager Funds were above their respective Lipper peer group medians. The Trustees reviewed information comparing the Funds’ advisory fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Multi-Manager Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Multi-Manager Funds may be sharing in economies of scale through the level at which the Multi-Manager Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Multi-Manager Funds to specific levels. In addition, the Trustees considered that each of the Multi-Manager Funds’ advisory fees were subject to breakpoints, thus ensuring that as a Multi-Manager Fund’s assets grew, its shareholders would receive reduced fee rates. The Trustees also noted the increased expense reimbursements made by Northern in the past year.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manager Funds. Those benefits included fees received by the affiliates for transfer agency, custodial, and administrative functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Northern Funds’ equity investment portfolios. The Trustees also considered changes made to most of the sub-advisory agreements last year to reflect that the sub-advisory fees would be based on all of a sub-adviser’s assets under management with Northern and not just the applicable Multi-Manager Fund’s assets managed by the sub-adviser. The Trustees noted that Northern had benefited financially from this change and would continue to benefit in the future. The Trustees took into account the increased expense reimbursements made by Northern in the past year.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Multi-Manager Funds that the advisory fees paid by the Multi-Manager Funds were reasonable in light of the services provided by Northern, its costs and the Multi-Manager Funds’ asset levels, and that the Advisory Agreement should be approved and continued.

Sub-Advisory Agreement Approval

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the sub-advisory agreements with the then existing sub-advisers (the “Existing Sub-Advisers”) for the Multi-Manager Funds at the Annual Contract Meeting. The Trustees, including a majority of the Independent Trustees voting separately, also considered and approved, at a meeting on August 21-22, 2013, two new sub-advisers. Huber Capital Management, LLC (“Huber”) and Oaktree Capital Management L.P. (“Oaktree”) (together, the “New Sub-Advisers”) were proposed as sub-advisers to the Multi-

MULTI-MANAGER FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

Manager Large Cap Fund and Multi-Manager Emerging Markets Equity Fund, respectively. The Existing Sub-Advisers and the New Sub-Advisers are referred to below together as “Sub-Advisers.”

The Trustees reviewed information and written materials from Northern and the Sub-Advisers regarding (i) the nature and quality of the investment advisory services to be provided by the Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) the Sub-Advisers’ financial conditions, history of operations and ownership structures; (iii) the Sub-Advisers’ brokerage and soft dollar practices; (iv) the Sub-Advisers’ investment strategies and styles of investing; (v) the performance history of the Existing Sub-Advisers with respect to the applicable Fund and the performance history of the New Sub-Advisers with respect to accounts or funds managed similarly to the Multi-Manager Funds for which they were being engaged and hypothetical performance information and portfolio attributes; (vi) a summary of each Sub-Adviser’s risk management and each Sub-Adviser’s compliance policies and procedures (including their codes of ethics) and the Multi-Manager Funds’ Chief Compliance Officer’s evaluations of such policies and procedures; (vii) the Sub-Advisers’ conflicts of interest in managing the Multi-Manager Funds, including the Sub-Advisers’ financial or business relationships with Northern; and (viii) the terms of the existing and proposed sub-advisory agreements, including the revisions made in the past year to the asset base for calculation of sub-advisory fees, which had benefited Northern. The Trustees also considered Northern’s explanations for why Huber and Oaktree were expected to improve the performance of the applicable Multi-Manager Fund. The Trustees also reviewed Northern’s proprietary method for allocating assets among the various Sub-Advisers, the current allocations of assets among the Sub-Advisers and the proposed allocation of assets among the New Sub-Advisers and the Existing Sub-Advisers to the applicable Multi-Manager Fund.

In evaluating the existing and proposed sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of Northern with respect to each of the Sub-Advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each Sub-Adviser’s operations, qualifications and experience in managing the type of strategies for which the Sub-Adviser was engaged, or proposed to be engaged, in connection with a Multi-Manager Fund. The Trustees also reviewed the Chief Compliance Officer’s evaluation of each Sub-Adviser’s compliance program, noting that the CCO believed these programs to be satisfactory. The Trustees concluded that each Sub-Adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms’-length among Northern and each Sub-Adviser. The Trustees also considered comparisons of the New Sub-Advisers’ fees at various asset levels of the Multi-Manager Funds and in relation to other Sub-Advisers to the Multi-Manager Funds. The Trustees also reviewed, the Sub-Advisers’ fees in relation to their standard fee schedules. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the Sub-Advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

The Trustees also considered the projected profitability to Northern of the applicable Multi-Manager Fund before and after the addition of Huber and Oaktree. These comparisons showed no material changes to Northern’s profitability. It was noted that Northern had also presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Multi-Manager Funds’ exemptive order. The Trustees did not consider the Sub-Advisers’ profitability as they did not consider it to be particularly relevant because Northern would be paying the Sub-Advisers out of its advisory fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each Sub-Adviser and Northern’s evaluation of Sub-Adviser performance. This information was compared to performance information with respect to each Sub-Adviser’s applicable benchmarks. It was noted that each Sub-Adviser had a different style, and that these styles would underperform in various markets. In addition, the Trustees reviewed reports prepared by Northern showing the hypothetical performance of the applicable Multi-Manager Fund over various time periods if Huber and Oaktree had been managing the applicable Multi-Manager Fund along with certain of the Existing Sub-Advisers to the Multi-Manager Fund. The Trustees concluded, based upon the information provided, that most of the Sub-Advisers’ performance records were generally satisfactory.

Economies of Scale

The Trustees considered that the levels of aggregate sub-advisory fee rates generally decrease as the Multi-Manager Funds’ assets increase. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the advisory level given that Northern pays the Sub-Advisers out of its advisory fees. See “Advisory Agreement Approval — Discussion of Economies of Scale” above.

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MULTI-MANAGER FUNDS

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS continued

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the Sub-Advisers as a result of their relationship with the Multi-Manager Funds. These benefits included in certain cases research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds and, in some cases, affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees also considered the other relationships that certain of the Sub-Advisers had with Northern, including sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid, or to be paid, to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services provided, or to be provided, by each of them and that the sub-advisory agreements should be re-approved, and approved in the case of the New Sub-Advisers.

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2013 (UNAUDITED)

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MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MULTI-MANAGER FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND

7	NOTES TO THE FINANCIAL STATEMENTS

13	FUND EXPENSES

14	APPROVAL OF ADVISORY AGREEMENT

16	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Global Tactical Asset Allocation Fund prospectus, which contains complete information about Northern Global Tactical Asset Allocation Fund’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the Northern Global Tactical Asset Allocation Fund’s performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Northern Global Tactical Asset Allocation Fund in the future. These statements are based on Northern Global Tactical Asset Allocation Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Global Tactical Asset Allocation Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2013 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND
ASSETS:
Investments, at cost (1)	$67,998
Investments, at value (2)	$73,449
Dividend income receivable	15
Receivable for fund shares sold	124
Receivable from investment adviser	5
Prepaid and other assets	10
Total Assets	73,603
LIABILITIES:
Payable for fund shares redeemed	5
Payable to affiliates:
Investment advisory fees	2
Administration fees	2
Custody and accounting fees	3
Shareholder servicing fees	1
Transfer agent fees	1
Trustee fees	5
Accrued other liabilities	21
Total Liabilities	40
Net Assets	$73,563
ANALYSIS OF NET ASSETS :
Capital stock	$72,192
Accumulated undistributed net investment income	79
Accumulated undistributed net realized loss	(4,159)
Net unrealized appreciation	5,451
Net Assets	$73,563
Shares Outstanding ($.0001 par value, unlimited shares authorized):	6,316
Net Asset Value, Redemption and Offering Price Per Share:	$11.65

(1)	Amount includes cost of $67,998 in affiliated funds.
(2)	Amount includes value of $73,449 in affiliated funds.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	2	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND
INVESTMENT INCOME:
Dividend income (1)	$474
Total Investment Income	474
EXPENSES:
Investment advisory fees	86
Administration fees	52
Custody fees	13
Accounting fees	13
Transfer agent fees	35
Blue sky fees	13
SEC fees	2
Printing fees	18
Audit fees	8
Legal fees	8
Shareholder servicing fees	5
Trustee fees	5
Other	5
Total Expenses	263
Less waivers of investment advisory fees	(35)
Less expenses reimbursed by investment adviser	(140)
Net Expenses	88
Net Investment Income	386
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized losses on investments (2)	(151)
Net change in unrealized appreciation on investments (3)	1,600
Net Gains	1,449
Net Increase in Net Assets Resulting from Operations	$1,835

(1)	Amount includes dividend income from affiliated funds of $474.
(2)	Amount includes net realized loss from affiliated funds of $(152).
(3)	Amount includes net change in unrealized appreciation from affiliated funds of $1,600.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2013

	GLOBAL TACTICAL ASSET ALLOCATION FUND
Amounts in thousands	SEPT. 30, 2013	MARCH 31, 2013
OPERATIONS:
Net investment income	$386	$971
Net realized gains (losses)	(151)	2,382
Net change in unrealized appreciation	1,600	1,619
Net Increase in Net Assets Resulting from Operations	1,835	4,972
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	8,059	24,824
Net Increase in Net Assets Resulting from Capital Share Transactions	8,059	24,824
DISTRIBUTIONS PAID:
From net investment income	(368)	(953)
Total Distributions Paid	(368)	(953)
Total Increase in Net Assets	9,526	28,843
NET ASSETS:
Beginning of period	64,037	35,194
End of period	$73,563	$64,037
Accumulated Undistributed Net Investment Income	$79	$61

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND*	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2013		FOUR MONTHS ENDED MARCH 31, 2012		YEAR ENDED NOV. 30, 2011		YEAR ENDED NOV. 30, 2010(1)		YEAR ENDED NOV. 30, 2009(1)		YEAR ENDED NOV. 30, 2008(1)
Net Asset Value, Beginning of Period	$11.40		$10.61		$9.97		$9.80		$9.33		$7.81		$12.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.21		0.10		0.24	(2)	0.23		0.41		0.22
Net realized and unrealized gains (losses)	0.25		0.79		0.63		0.19		0.47		1.34		(2.74)
Total from Investment Operations	0.31		1.00		0.73		0.43		0.70		1.75		(2.52)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)		(0.21)		(0.09)		(0.26)		(0.23)		(0.23)		(0.22)
From net realized gains	–		–		–		–		–		–		(2.01)
Total Distributions Paid	(0.06)		(0.21)		(0.09)		(0.26)		(0.23)		(0.23)		(2.23)
Net Asset Value, End of Period	$11.65		$11.40		$10.61		$9.97		$9.80		$9.33		$7.81
Total Return(3)	2.74%		9.60%		7.42%		4.37%		7.66%		22.77%		(23.97)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$73,563		$64,037		$35,194		$26,373		$13,518		$20,708		$17,426
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25	%(5)(6)	0.25	%(5)(6)	0.26	%(5)(6)	0.25	%(5)(6)	0.25	%(6)	0.24	%(6)	0.37	%(6)
Expenses, before waivers, reimbursements and credits	0.76	%(6)	0.91	%(6)	1.01	%(6)	1.50	%(6)	1.03	%(6)	0.99	%(6)	0.77	%(6)
Net investment income, net of waivers, reimbursements and credits	1.12	%(5)	2.02	%(5)	3.12	%(5)	2.58	%(2)(5)	2.49%		4.88%		2.25%
Net investment income, before waivers, reimbursements and credits	0.61%		1.36%		2.37%		1.33	%(2)	1.71%		4.13%		1.85%
Portfolio Turnover Rate	18.08%		73.25%		14.46%		76.63%		87.17%		126.86%		398.83%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	The net investment income per share and net investment income ratios include a one-time voluntary contribution of approximately $36,000 relating to shareholder servicing fees earned by Northern Trust, which represents 0.22 percent of average net assets and $0.02 of net investment income per share for the fiscal year ended November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2013, the fiscal year ended March 31, 2013, the four months ended March 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursement, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
*	As of the close of business August 1, 2011, the assets and liabilities of the Global Tactical Asset Allocation Portfolio (the “Predecessor Fund”), an investment portfolio of the Northern Institutional Funds, were transferred to the Fund pursuant to a plan of reorganization approved by the Predecessor Fund’s Board of Trustees on February 17, 2011 (the “Reorganization”). Prior to the Reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including August 1, 2011 relates to the Predecessor Fund.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	SEPTEMBER 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
FUND ALLOCATION - INVESTMENT COMPANIES – 99.8%

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (1)	117,475	$2,957

FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund (1)	243,733	14,619

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (1)	126,296	6,408

FlexShares Morningstar Global Upstream Natural Resources Index Fund (1)	42,583	1,435

FlexShares Morningstar U.S. Market Factor Tilt Index Fund (1)	276,523	20,471

Northern Funds - Short Bond Fund (1)	408,569	7,775

Northern Funds - Bond Index Fund (1)	741,507	7,801

Northern Funds - Global Real Estate Index Fund (1)	231,522	2,160

Northern Funds - High Yield Fixed Income Fund (1)	1,282,831	9,609

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)	214,494	214
Total Investment Companies
(Cost $67,998)		73,449

Total Investments – 99.8%
(Cost $67,998)		73,449

Other Assets less Liabilities – 0.2%		114
NET ASSETS – 100.0%		$73,563

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, the Northern Institutional Funds and FlexShares Trust.

NF – Northern Funds

NIF – Northern Institutional Funds

TIPS – Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At September 30, 2013, the asset class weightings for the Global Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
		FlexShares Morningstar U.S. Market Factor
U.S. Equity	27.9%	Tilt Index
Non U.S. Equity - Developed	19.9	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index
Non U.S. Equity - Emerging	8.7	FlexShares Morningstar Emerging Markets Factor Tilt Index
Global Real Estate	2.9	NF Global Real Estate Index
U.S. Bonds - High Yield	13.1	NF High Yield Fixed Income
U.S. Bonds - Intermediate	10.6	NF Bond Index
U.S. Bonds - Inflation Protected	4.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds - Short	10.6	NF Short Bond
		FlexShares Morningstar Global Upstream
Global Natural Resources	2.0	Natural Resources Index
Cash	0.3	NIF Diversified Assets

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of September 30, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$73,449	$–	$–	$73,449

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 47 funds as of September 30, 2013, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) to which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate of NTI acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Fund’s Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The NTGI PVC is responsible for making the final determination of the fair value of a security. In making its determination, the NTGI PVC considers factors that it deems appropriate to the determination of the fair value of a security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued

NORTHERN FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

appropriateness of a security’s fair valuation. The NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represents the 7-day yield for money market funds. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

C) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

D) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At March 31, 2013, the Fund did not have any such reclassifications.

E) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Fund for the four month period ended March 31, 2012. Consequently, capital losses incurred by the Fund in taxable years beginning with the taxable period ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Fund in taxable years beginning before the taxable period ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable period ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2013, the capital loss carryforward for U.S. federal income tax purposes and its year of expiration was as follows:

Amounts in thousands	MARCH 31, 2017
Global Tactical Asset Allocation	$3,956

The Fund may offset future capital gains with this capital loss carryforward.

At March 31, 2013, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Global Tactical Asset Allocation	$64	$ —	$3,799

*	Ordinary income includes short-term capital gains, if any.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2013 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$953	$ —

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the four month period ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$270	$ —

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$478	$ —

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the fiscal years ended November 30, 2009 through November 30, 2011 and the four month period ended March 31, 2012 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as Interest expense on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Fund beneficially owned by their customers. These expenses are included in the Statement of Operations under Shareholder servicing fees for the six months ended September 30, 2013. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2013.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

At a meeting held on November 22, 2013, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 25, 2013 and will expire on November 24, 2014, unless renewed.

At September 30, 2013, the Fund did not have any outstanding borrowings.

The Fund did not have any borrowings or incur any interest expense during the six months ended September 30, 2013.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at the annual rate set forth in the following table (expressed as a percentage of the Fund’s average daily net assets). For the six months ended September 30, 2013, the investment adviser contractually agreed to waive a portion of the advisory fees as shown in the accompanying Statement of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended September 30, 2013, were as follows:

	ANNUAL ADVISORY FEE	LESS CONTRACTUAL WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation	0.25%	0.10%	0.15%

NORTHERN FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

NTI has also contractually agreed to reimburse certain expenses of the Fund (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses and interest, if any) so that after such reimbursement the total annual net fund operating expenses of the Fund will not exceed 0.25 percent of the average daily net assets outstanding for the Fund. NTI will first reimburse advisory fees payable and then reimburse other operating expenses of the Fund to the extent the amount of difference between the Fund’s operating expenses and the expense limit exceeds the advisory fees payable by the Fund. The advisory fees waived under this agreement are included in Less waivers of investment advisory fees as a reduction to Total Expenses on the Statement of Operations. The expenses reimbursed under this agreement are included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statement of Operations. The contractual waiver and reimbursement arrangements are expected to continue until at least July 31, 2014. The contractual waiver and reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Fund. Transfer agent fees are reflected on the Statement of Operations.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of the Fund’s average daily net assets. Administration fees are reflected on the Statement of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Fund’s Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in Trustee fees on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Fund and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. INVESTMENT IN NORTHERN INSTITUTIONAL FUNDS-DIVERSIFIED ASSETS PORTFOLIO

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund currently invests its uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI. Accordingly, the Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, the investment adviser will reimburse the Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income

GLOBAL TACTICAL ASSET ALLOCATION FUND	10	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2013 (UNAUDITED)

ratios is included in the Fund’s Financial Highlights. The exemptive order requires the Fund’s Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$ —	$20,082	$ —	$12,379

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2013, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION		NET APPRECIATION	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$5,776		$(478)	$5,298	$68,151

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2013, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Shares	1,341	$15,444	26	$297	(669)	$(7,682)	698	$8,059

Transactions in capital shares for the fiscal year ended March 31, 2013, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Shares	3,026	$32,635	72	$771	(796)	$(8,582)	2,302	$24,824

9. AFFILIATED PORTFOLIOS

Transactions in affiliated portfolios for the six months ended September 30, 2013, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$3,192	$647	$2,204	$(99)	$—	$1,435
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	3,208	686	770	(16)	4	2,957
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	6,360	7,963	678	6	—	14,619
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	8,372	2,210	3,725	(304)	—	6,408
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	18,059	2,217	1,773	52	—	20,471
Northern Funds — Bond Index Fund	6,703	1,876	542	(13)	95	7,801
Northern Funds — Global Real Estate Index Fund	3,189	813	1,704	196	38	2,160
Northern Funds — High Yield Fixed Income Fund	8,298	2,030	507	24	279	9,609
Northern Funds — Short Bond Fund	6,703	1,640	476	2	58	7,775
Northern Institutional Funds — Diversified Assets Portfolio	494	10,615	10,895	—	—	214
	$64,578	$30,697	$23,274	$(152)	$474	$73,449

NORTHERN FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2013 (UNAUDITED)

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued and has concluded that, other than the item noted in Note 4 — Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

GLOBAL TACTICAL ASSET ALLOCATION FUND	12	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2013 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/13 - 9/30/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The information does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds which may result in different expense ratios in the Financial Highlights.

GLOBAL TACTICAL ASSET ALLOCATION

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/13	ENDING ACCOUNT VALUE 9/30/13	EXPENSES PAID* 4/1/13 - 9/30/13
Actual	0.25%	$1,000.00	$1,027.40	$1.27
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

*	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the Global Tactical Asset Allocation Fund (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Fund with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to the Fund by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement, including reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Fund. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Fund in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Fund; (v) Northern’s profitability and costs; (vi) the qualifications of Northern and its affiliates to provide services to the Fund; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Fund’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management (advisory and administrative) fees, the actual investment advisory fees (after waivers) and the total expenses (after reimbursements) borne by the Fund in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Fund compared to the investment advisory fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Fund and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Fund; (viii) the fees paid by the Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Fund. In evaluating the Advisory Agreement for the Fund, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the other non-advisory services that are provided to the Fund by Northern and its affiliates. These services include acting as the Fund’s custodian, transfer agent and administrator. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Fund. They noted Northern’s enhancements to the pricing and fund accounting systems made during the year, and other investments in technology, including the trade order management system used to process certain trades. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, Northern’s compliance oversight program with respect to all of the Fund’s service providers and the continued active involvement of internal audit in reviewing operations related to the Fund. In addition, they noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Fund. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Fund and was able to provide quality services to the Fund.

Performance

The Trustees considered the investment performance of the Fund. They first considered whether the Fund had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The

GLOBAL TACTICAL ASSET ALLOCATION FUND	14	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2013 (UNAUDITED)

Trustees noted the Fund’s unique structure as a “fund of funds.” The Trustees received information on the Fund’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Fund to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees also reviewed the Fund’s investment performance relative to their respective performance benchmarks. They focused primarily on performance since April 2008, which is when the Fund changed its investment objective and strategies to become a “fund of funds.” The Trustees considered that the Fund’s investment performance had been above its Lipper peer group median for the one- and three-year periods, although it lagged its performance benchmark for the same time periods. The Trustees concluded that Northern had devoted appropriate resources to improving the investment performance of the Fund.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Fund’s contractual management fee rates; the Fund’s total operating expense ratio; Northern’s contractual commitments to continue its fee waiver and expense reimbursements for at least one year with respect to the Fund; and whether a consistent methodology was in place in determining the fees and expenses of the Fund. Based upon the information provided to them from Northern, the Trustees, including a majority of the Independent Trustees, determined that the services provided under the Advisory Agreement by Northern were in addition to, rather than duplicative of services that Northern provided to the affiliated mutual funds in which the Fund invested. The Trustees also considered that Northern was rebating back to the Fund all of the advisory fees that were not waived by Northern of the Northern affiliated money market fund into which the Fund swept uninvested cash in compliance with the Fund’s exemptive order.

In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship with the Fund. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees reviewed information on the fee rate paid by the Fund under the Advisory Agreement and the Fund’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Fund’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees considered that the Fund’s total expense ratio after waiver of advisory fees and reimbursement of expenses was below its Lipper peer objective median, although the Fund’s contractual management fee rate was above its Lipper peer group median. They noted that Northern did not manage private institutional accounts similarly managed to the Fund. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Fund.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Fund may be sharing in economies of scale through the level at which the Fund’s advisory fee is set and through Northern’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Fund to specific levels.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationships with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions, as well as the fees for these and other services received from the affiliated mutual funds in which the Fund invested. The Trustees also considered the extent to which Northern and its other clients, as well as the Fund, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also considered that many of the Fund’s shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Fund that the advisory fees paid by the Fund were reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN FUNDS SEMIANNUAL REPORT	15	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

GLOBAL TACTICAL ASSET ALLOCATION FUND	16	NORTHERN FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

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(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.
(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President (Principal Executive Officer)

Date: December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President (Principal Executive Officer)

Date: December 6, 2013

By	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date: December 6, 2013

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